As filed with the Securities and Exchange Commission on July 1, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 - April 30, 2014

Item 1:	Report(s) to Shareholders. The Semi-Annual Report is attached.

Fund of Funds

Semi-Annual Report

April 30, 2014

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Shareholder,

We would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders and we believe it to be an important part of the investment process. This report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

In order to provide a context for reading this report, we believe it is important to understand market conditions over the previous six months. In November 2013, a sense of relief washed over investors as both the U.S. government shutdown and the threat of a U.S. government default ended. As a result, U.S. and many international equities surged ahead throughout November and December. While bonds held their ground in November, December was not so kind as the Federal Reserve (the “Fed”) announced that its first reduction in bond purchases would occur in January. When the Fed was tapering bond purchases in January, China’s Central Bank tightened monetary conditions. The two combined to pressure equities around the globe. Ironically, this boosted U.S. Treasuries throughout January as investors sought a safe haven. In February, U.S. Equities bounced back and managed to recapture much of the previous month’s losses. In March and April, large caps managed to hold onto gains while the sell-off resumed for small caps, technology and bio-technology, due in part to lofty valuations.

For the six months ending April 30, 2014, the Standard & Poor’s 500® Index gained 8.36% while the MSCI Europe, Australasia, Far East Index, representing international developed market equities, gained 4.67%. During the same period, the Barclays U.S. Aggregate Bond Index added 1.74%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Transamerica Asset Management, Inc.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2013, and held for the entire period until April 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,028.40	$2.82	$1,022.02	$2.81	0.56%
Class B	1,000.00	1,024.80	6.48	1,018.40	6.46	1.29
Class C	1,000.00	1,025.20	6.18	1,018.70	6.16	1.23
Class I	1,000.00	1,029.90	1.31	1,023.51	1.30	0.26
Class R	1,000.00	1,027.10	4.07	1,020.78	4.06	0.81

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,044.20	2.89	1,021.97	2.86	0.57
Class B	1,000.00	1,040.10	6.83	1,018.10	6.76	1.35
Class C	1,000.00	1,040.10	6.42	1,018.50	6.36	1.27
Class I	1,000.00	1,046.20	1.32	1,023.51	1.30	0.26
Class R	1,000.00	1,042.40	4.25	1,020.63	4.21	0.84

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	1,040.40	2.73	1,022.12	2.71	0.54
Class B	1,000.00	1,036.40	6.66	1,018.25	6.61	1.32
Class C	1,000.00	1,036.80	6.26	1,018.65	6.21	1.24
Class I	1,000.00	1,042.20	1.27	1,023.56	1.25	0.25
Class R	1,000.00	1,039.30	3.79	1,021.08	3.76	0.75

Transamerica Funds	Semi-Annual Report 2014

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Moderate Portfolio
Class A	$1,000.00	$1,031.50	$2.72	$1,022.12	$2.71	0.54%
Class B	1,000.00	1,026.80	6.53	1,018.35	6.51	1.30
Class C	1,000.00	1,027.20	6.13	1,018.75	6.11	1.22
Class I	1,000.00	1,033.10	1.26	1,023.56	1.25	0.25
Class R	1,000.00	1,029.80	3.72	1,021.13	3.71	0.74

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,027.40	3.62	1,021.22	3.61	0.72
Class C	1,000.00	1,024.20	7.23	1,017.65	7.20	1.44
Class I	1,000.00	1,028.90	1.96	1,022.86	1.96	0.39

Transamerica Multi-Manager International Portfolio
Class A	1,000.00	1,028.10	3.37	1,021.47	3.36	0.67
Class B	1,000.00	1,023.80	7.28	1,017.60	7.25	1.45
Class C	1,000.00	1,023.70	6.92	1,017.95	6.90	1.38
Class I	1,000.00	1,029.40	1.56	1,023.26	1.56	0.31

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition

At April 30, 2014

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio	% of Net Assets
Fixed Income	47.3%
U.S. Equity	26.4
Tactical and Specialty	13.6
Global/International Equity	7.9
Inflation-Protected Securities	4.9
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio	% of Net Assets
U.S. Equity	66.0%
Global/International Equity	23.5
Tactical and Specialty	10.6
Fixed Income	0.0 *
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio	% of Net Assets
U.S. Equity	49.6%
Fixed Income	20.8
Global/International Equity	16.7
Tactical and Specialty	11.1
Inflation-Protected Securities	1.9
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio	% of Net Assets
Fixed Income	39.9%
U.S. Equity	31.8
Tactical and Specialty	14.1
Global/International Equity	11.3
Inflation-Protected Securities	3.0
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio	% of Net Assets
Tactical and Specialty	63.6%
Fixed Income	15.6
Alternative Investments	8.4
Repurchase Agreement	6.4
Global/International Equity	5.3
Other Assets and Liabilities - Net	0.7
Total	100.0%

Transamerica Multi-Manager International Portfolio	% of Net Assets
Global/International Equity	100.2%
Other Assets and Liabilities - Net	(0.2)
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 47.3%
Transamerica Core Bond (A)	16,379,688	$ 165,434,846
Transamerica Emerging Markets Debt (A)	1,446,363	15,664,111
Transamerica Flexible Income (A)	2,391,563	22,600,275
Transamerica High Yield Bond (A)	2,613,806	25,824,403
Transamerica Money Market (A)	3,960,550	3,960,550
Transamerica Short-Term Bond (A)	8,272,799	84,630,729
Transamerica Total Return (A)	16,011,137	168,917,500
Global/International Equity - 7.9%
Transamerica Developing Markets Equity (A)	1,888,715	22,060,191
Transamerica Emerging Markets Equity (A)	681,711	6,748,938
Transamerica International (A)	659,709	7,243,604
Transamerica International Equity (A)	364,771	6,748,257
Transamerica International Equity Opportunities (A)	1,463,153	12,846,486
Transamerica International Small Cap (A)	1,270,438	13,542,871
Transamerica International Small Cap Value (A)	240,450	3,046,501
Transamerica Value (A)	329,564	9,547,461
Inflation-Protected Securities - 4.9%
Transamerica Inflation Opportunities (A)	1,291,761	12,995,114
Transamerica Real Return TIPS (A)	4,027,101	37,653,391
Tactical and Specialty - 13.6%
Transamerica Arbitrage Strategy (A)	1,664,852	16,748,408
Transamerica Bond (A)	5,606,831	60,273,437
Transamerica Commodity Strategy (A) (B)	969,646	8,881,960

	Shares	Value
Tactical and Specialty (continued)
Transamerica Global Allocation (A)	1,552,572	$ 18,149,569
Transamerica Global Macro (A) (B)	1,354,128	7,244,587
Transamerica Global Real Estate Securities (A)	1,536	20,929
Transamerica Long/Short Strategy (A) (B)	992,448	9,110,675
Transamerica Managed Futures Strategy (A)	1,962,357	19,113,362
U.S. Equity - 26.4%
Transamerica Capital Growth (A)	1,096,812	16,353,470
Transamerica Concentrated Growth (A)	571,776	8,793,914
Transamerica Diversified Equity (A)	1,916,391	34,265,071
Transamerica Dividend Focused (A)	2,880,728	37,074,971
Transamerica Growth (A)	3,000,213	43,233,075
Transamerica Growth Opportunities (A)	1,571,715	17,273,144
Transamerica Large Cap Value (A)	4,315,183	55,579,556
Transamerica Mid Cap Value (A)	590,757	9,824,290
Transamerica Select Equity (A)	2,661,677	36,039,107
Transamerica Small Cap Core (A)	558,601	5,882,068
Transamerica Small Cap Growth (A)	597,942	7,235,101
Transamerica Small Cap Value (A)	68,377	881,376
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	1,529	6,949

Total Investment Companies (cost $925,116,379)		1,031,450,247

Total Investment Securities (cost $925,116,379) (G)		1,031,450,247
Other Assets and Liabilities - Net - (0.1)%		(848,261)

Net Assets - 100.0%		$ 1,030,601,986

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$487,032,414	$—	$—	$487,032,414
Global/International Equity	81,784,309	—	—	81,784,309
Inflation-Protected Securities	50,648,505	—	—	50,648,505
Tactical and Specialty	139,542,927	—	—	139,542,927
U.S. Equity	272,435,143	—	6,949	272,442,092
Total Investment Securities	$1,031,443,298	$—	$6,949	$1,031,450,247

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (I)
Investment Companies	$9,211	$—	$—	$—	$—	$(2,262)	$—	$—	$6,949	$(2,262)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $6,949, or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $6,949, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$15,291	$6,949	0.00	%(K)

(G)	Aggregate cost for federal income tax purposes is $925,116,379. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $116,122,446 and $9,788,578, respectively. Net unrealized appreciation for tax purposes is $106,333,868.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(J)	Level 3 securities were not considered significant to the fund.
(K)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,291	$ 60,291
Global/International Equity - 23.5%
Transamerica Developing Markets Equity (B)	6,638,620	77,539,087
Transamerica Emerging Markets Equity (B)	2,209,895	21,877,956
Transamerica International (B)	3,702,756	40,656,260
Transamerica International Equity (B)	2,397,569	44,355,030
Transamerica International Equity Opportunities (B)	7,855,448	68,970,835
Transamerica International Small Cap (B)	4,685,195	49,944,183
Transamerica International Small Cap Value (B)	729,672	9,244,942
Transamerica Value (B)	1,890,553	54,769,329
Tactical and Specialty - 10.6%
Transamerica Arbitrage Strategy (B)	3,230,106	32,494,863
Transamerica Global Allocation (B)	1,015,777	11,874,434
Transamerica Global Macro (B) (C)	2,864,435	15,324,727
Transamerica Global Real Estate Securities (B)	420,591	5,732,649
Transamerica Managed Futures Strategy (B)	10,225,283	99,594,255

	Shares	Value
U.S. Equity - 66.0%
Transamerica Capital Growth (B)	5,695,587	$ 84,921,205
Transamerica Concentrated Growth (B)	1,726,627	26,555,530
Transamerica Diversified Equity (B)	5,770,164	103,170,535
Transamerica Dividend Focused (B)	12,802,131	164,763,431
Transamerica Growth (B)	9,486,649	136,702,618
Transamerica Growth Opportunities (B)	4,813,693	52,902,481
Transamerica Large Cap Value (B)	11,942,790	153,823,141
Transamerica Mid Cap Value (B)	4,610,838	76,678,228
Transamerica Select Equity (B)	11,722,406	158,721,380
Transamerica Small Cap Core (B)	452,871	4,768,729
Transamerica Small Cap Growth (B)	2,664,176	32,236,527
Transamerica Small Cap Value (B)	2,799,269	36,082,576
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,111	23,229

Total Investment Companies (cost $1,193,970,500)		1,563,788,451

Total Investment Securities (cost $1,193,970,500) (H)		1,563,788,451
Other Assets and Liabilities - Net - (0.1)%		(818,479)

Net Assets - 100.0%		$ 1,562,969,972

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$60,291	$—	$—	$60,291
Global/International Equity	367,357,622	—	—	367,357,622
Tactical and Specialty	165,020,928	—	—	165,020,928
U.S. Equity	1,031,326,381	—	23,229	1,031,349,610
Total Investment Securities	$1,563,765,222	$—	$23,229	$1,563,788,451

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (J)
Investment Companies	$30,787	$—	$—	$—	$—	$(7,558)	$—	$—	$23,229	$(7,558)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $23,229, or less than 0.01% of the fund’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $23,229, or less than 0.01% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$51,112	$23,229	0.00	%(L)

(H)	Aggregate cost for federal income tax purposes is $1,193,970,500. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $373,570,143 and $3,752,192, respectively. Net unrealized appreciation for tax purposes is $369,817,951.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Level 3 securities were not considered significant to the fund.
(L)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 20.8%
Transamerica Core Bond (A)	15,130,311	$ 152,816,141
Transamerica Emerging Markets Debt (A)	1,533,184	16,604,388
Transamerica Flexible Income (A)	1,597,448	15,095,882
Transamerica High Yield Bond (A)	4,363,055	43,106,984
Transamerica Short-Term Bond (A)	6,771	69,263
Transamerica Total Return (A)	38,423,411	405,366,983
Global/International Equity - 16.7%
Transamerica Developing Markets Equity (A)	9,098,959	106,275,846
Transamerica Emerging Markets Equity (A)	3,409,126	33,750,350
Transamerica International (A)	6,339,516	69,607,881
Transamerica International Equity (A)	1,840,948	34,057,539
Transamerica International Equity Opportunities (A)	9,249,895	81,214,074
Transamerica International Small Cap (A)	7,115,376	75,849,909
Transamerica International Small Cap Value (A)	1,534,985	19,448,257
Transamerica Value (A)	3,099,521	89,793,112
Inflation-Protected Securities - 1.9%
Transamerica Inflation Opportunities (A)	1,459,879	14,686,383
Transamerica Real Return TIPS (A)	4,706,961	44,010,081
Tactical and Specialty - 11.1%
Transamerica Arbitrage Strategy (A)	5,234,886	52,662,958
Transamerica Bond (A)	4,342,409	46,680,898
Transamerica Commodity Strategy (A) (B)	3,366,568	30,837,760

	Shares	Value
Tactical and Specialty (continued)
Transamerica Global Allocation (A)	6,788,124	$ 79,353,166
Transamerica Global Real Estate Securities (A)	1,274,114	17,366,171
Transamerica Managed Futures Strategy (A)	11,574,943	112,739,946
U.S. Equity - 49.6%
Transamerica Capital Growth (A)	6,718,333	100,170,347
Transamerica Concentrated Growth (A)	2,645,275	40,684,327
Transamerica Diversified Equity (A)	8,183,008	146,312,187
Transamerica Dividend Focused (A)	19,641,825	252,790,286
Transamerica Growth (A)	13,420,050	193,382,916
Transamerica Growth Opportunities (A)	9,203,918	101,151,056
Transamerica Large Cap Value (A)	18,620,352	239,830,137
Transamerica Mid Cap Value (A)	7,110,678	118,250,567
Transamerica Select Equity (A)	18,241,294	246,987,117
Transamerica Small Cap Core (A)	1,916,969	20,185,687
Transamerica Small Cap Growth (A)	2,082,410	25,197,167
Transamerica Small Cap Value (A)	2,385,051	30,743,306
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	4,660	21,178

Total Investment Companies (cost $2,502,500,217)		3,057,100,250

Total Investment Securities (cost $2,502,500,217) (G)		3,057,100,250
Other Assets and Liabilities - Net - (0.1)%		(2,564,193)

Net Assets - 100.0%		$ 3,054,536,057

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$633,059,641	$—	$—	$633,059,641
Global/International Equity	509,996,968	—	—	509,996,968
Inflation-Protected Securities	58,696,464	—	—	58,696,464
Tactical and Specialty	339,640,899	—	—	339,640,899
U.S. Equity	1,515,685,100	—	21,178	1,515,706,278
Total Investment Securities	$3,057,079,072	$—	$21,178	$3,057,100,250

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (I)
Investment Companies	$28,070	$—	$—	$—	$—	$(6,892)	$—	$—	$21,178	$(6,892)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $21,178, or less than 0.01% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$46,600	$21,178	0.00	%(K)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $21,178, or less than 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $2,502,500,217. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $569,620,710 and $15,020,677, respectively. Net unrealized appreciation for tax purposes is $554,600,033.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(J)	Level 3 securities were not considered significant to the fund.
(K)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 39.9%
Transamerica Core Bond (A)	17,220,986	$ 173,931,962
Transamerica Emerging Markets Debt (A)	2,710,364	29,353,245
Transamerica Flexible Income (A)	6,845,834	64,693,133
Transamerica High Yield Bond (A)	3,682,389	36,381,999
Transamerica Money Market (A)	3,409,716	3,409,716
Transamerica Short-Term Bond (A)	17,193,841	175,892,998
Transamerica Total Return (A)	36,451,972	384,568,300
Global/International Equity - 11.3%
Transamerica Developing Markets Equity (A)	3,658,064	42,726,185
Transamerica Emerging Markets Equity (A)	1,300,242	12,872,399
Transamerica International (A)	2,088,288	22,929,401
Transamerica International Equity (A)	1,428,991	26,436,335
Transamerica International Equity Opportunities (A)	5,728,149	50,293,151
Transamerica International Small Cap (A)	3,586,152	38,228,382
Transamerica International Small Cap Value (A)	771,298	9,772,342
Transamerica Value (A)	1,478,763	42,839,753
Inflation-Protected Securities - 3.0%
Transamerica Inflation Opportunities (A)	1,629,617	16,393,951
Transamerica Real Return TIPS (A)	5,244,760	49,038,507
Tactical and Specialty - 14.1%
Transamerica Arbitrage Strategy (A)	3,426,458	34,470,168
Transamerica Bond (A)	8,514,611	91,532,063
Transamerica Commodity Strategy (A) (B)	2,467,672	22,603,876

	Shares	Value
Tactical and Specialty (continued)
Transamerica Global Allocation (A)	4,212,176	$ 49,240,333
Transamerica Global Macro (A) (B)	2,197,388	11,756,025
Transamerica Global Real Estate Securities (A)	1,621	22,095
Transamerica Long/Short Strategy (A) (B)	1,686,567	15,482,690
Transamerica Managed Futures Strategy (A)	8,383,678	81,657,027
U.S. Equity - 31.8%
Transamerica Capital Growth (A)	4,128,534	61,556,437
Transamerica Concentrated Growth (A)	1,265,297	19,460,263
Transamerica Diversified Equity (A)	4,143,321	74,082,584
Transamerica Dividend Focused (A)	7,826,621	100,728,617
Transamerica Growth (A)	6,791,544	97,866,152
Transamerica Growth Opportunities (A)	4,747,993	52,180,447
Transamerica Large Cap Value (A)	7,110,741	91,586,349
Transamerica Mid Cap Value (A)	3,128,469	52,026,444
Transamerica Select Equity (A)	7,268,101	98,410,088
Transamerica Small Cap Core (A)	1,080,690	11,379,662
Transamerica Small Cap Growth (A)	1,282,708	15,520,764
Transamerica Small Cap Value (A)	1,370,070	17,660,201
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	2,887	13,120

Total Investment Companies (cost $1,908,501,239)		2,178,997,164

Total Investment Securities (cost $1,908,501,239) (G)		2,178,997,164
Other Assets and Liabilities - Net - (0.1)%		(1,920,573)

Net Assets - 100.0%		$ 2,177,076,591

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$868,231,353	$—	$—	$868,231,353
Global/International Equity	246,097,948	—	—	246,097,948
Inflation-Protected Securities	65,432,458	—	—	65,432,458
Tactical and Specialty	306,764,277	—	—	306,764,277
U.S. Equity	692,458,008	—	13,120	692,471,128
Total Investment Securities	$2,178,984,044	$—	$13,120	$2,178,997,164

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (I)
Investment Companies	$17,389	$—	$—	$—	$—	$(4,269)	$—	$—	$13,120	$(4,269)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Illiquid. Total aggregate fair value of illiquid securities is $13,120, or less than 0.01% of the fund’s net assets.
(E)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$28,869	$13,120	0.00	%(K)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $13,120, or less than 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $1,908,501,239. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $292,115,584 and $21,619,659, respectively. Net unrealized appreciation for tax purposes is $270,495,925.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(J)	Level 3 securities were not considered significant to the fund.
(K)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 92.9%
Alternative Investments - 8.4%
Transamerica MLP & Energy Income (A)	3,955,929	$ 44,029,494
Fixed Income - 15.6%
Transamerica Emerging Markets Debt (A)	2,681,246	29,037,890
Transamerica Floating Rate (A)	1,865,135	18,707,303
Transamerica Short-Term Bond (A)	685,482	7,012,481
Transamerica Strategic High Income (A)	2,573,500	26,223,965
Global/International Equity - 5.3%
Transamerica International Small Cap (A)	2,593,223	27,643,762
Tactical and Specialty - 63.6%
Transamerica Arbitrage Strategy (A)	3,045,040	30,633,107
Transamerica Commodity Strategy (A) (B)	2,027,662	18,573,383
Transamerica Global Macro (A) (B)	12,306,700	65,840,843
Transamerica Global Real Estate Securities (A)	2,359,674	32,162,362
Transamerica Long/Short Strategy (A) (B)	12,472,857	114,500,829
Transamerica Managed Futures Strategy (A)	7,112,794	69,278,610

Total Investment Companies (cost $467,319,434)		483,644,029

Principal	Value
REPURCHASE AGREEMENT - 6.4%

State Street Bank & Trust Co.
0.01% (C), dated 04/30/2014, to be repurchased at $33,126,249 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 5.50%, due 12/15/2017 - 10/20/2027, and with a total value of $33,789,341.

$ 33,126,240	$ 33,126,240

Total Repurchase Agreement (cost $33,126,240)

Total Investment Securities (cost $500,445,674) (D)	516,770,269
Other Assets and Liabilities - Net - 0.7%	3,548,931

Net Assets - 100.0%	$ 520,319,200

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies	$483,644,029	$—	$—	$483,644,029
Repurchase Agreement	—	33,126,240	—	33,126,240
Total Investment Securities	$483,644,029	$33,126,240	$—	$516,770,269

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $500,445,674. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,161,396 and $3,836,801, respectively. Net unrealized appreciation for tax purposes is $16,324,595.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
Global/International Equity - 100.2%
Transamerica Developing Markets Equity (A)	2,539,554	$ 29,661,986
Transamerica Emerging Markets Equity (A)	811,511	8,033,963
Transamerica International (A)	3,803,920	41,767,045
Transamerica International Equity (A)	2,024,431	37,451,972
Transamerica International Equity Opportunities (A)	6,188,730	54,337,048
Transamerica International Small Cap (A)	1,291,076	13,762,872
Transamerica International Small Cap Value (A)	851,544	10,789,068

Total Investment Companies (cost $164,939,484)		195,803,954

Total Investment Securities (cost $164,939,484) (B)		195,803,954
Other Assets and Liabilities - Net - (0.2)%		(309,910)

Net Assets - 100.0%		$ 195,494,044

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies	$195,803,954	$—	$—	$195,803,954
Total Investment Securities	$195,803,954	$—	$—	$195,803,954

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Aggregate cost for federal income tax purposes is $164,939,484. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $30,864,470.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2014

(unaudited)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi- Manager Altern ative Strategies Portfolio	Transamerica Multi- Manager International Portfolio
Assets:
Investments in affiliated investment companies, at value	$1,031,450,247	$1,563,788,451	$3,057,100,250	$2,178,997,164	$483,644,029	$195,803,954
Repurchase agreements, at value	—	—	—	—	33,126,240	—
Cash	—	882	67	45	—	—
Receivables:
Shares of beneficial interest sold	832,369	1,333,373	2,236,876	1,606,443	829,331	397,126
Affiliated investment securities sold	664,639	601,744	712,725	16,291	4,500,000	—
Interest	—	—	—	—	9	—
Dividends	5,718	1	5	11,868	2,308	—
Prepaid expenses	10,291	13,908	27,492	20,096	5,228	1,905
Total assets	1,032,963,264	1,565,738,359	3,060,077,415	2,180,651,907	522,107,145	196,202,985

Liabilities:
Due to custodian	30	—	—	—	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,527,968	1,541,144	3,144,485	1,872,999	1,451,563	520,729
Affiliated investment securities purchased	—	—	—	—	—	18,022
Management and advisory fees	84,863	128,516	250,924	179,014	85,582	15,438
Distribution and service fees	558,160	817,531	1,659,457	1,198,529	146,130	90,849
Administration fees	14,851	22,490	43,912	31,327	7,504	2,849
Transfer agent fees	107,272	169,187	278,125	177,858	66,069	33,942
Trustees fees	1,730	2,096	4,264	3,183	886	338
Audit and tax fees	6,734	5,298	3,410	4,974	7,975	8,586
Custody fees	5,022	4,222	8,354	6,747	2,735	1,233
Legal fees	16,287	19,986	40,850	29,990	7,534	3,044
Printing and shareholder reports fees	33,562	51,536	93,392	60,632	—	13,304
Registration fees	—	—	—	—	9,801	—
Other	4,799	6,381	14,185	10,063	2,166	607
Total liabilities	2,361,278	2,768,387	5,541,358	3,575,316	1,787,945	708,941
Net assets	$1,030,601,986	$1,562,969,972	$3,054,536,057	$2,177,076,591	$520,319,200	$195,494,044

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$884,125,677	$1,210,002,009	$2,417,351,061	$1,817,941,784	$510,820,093	$258,827,919
Undistributed (distributions in excess of) net investment income (loss)	340,649	(661,100)	1,510,099	3,214,721	(142,433)	(627,045)
Undistributed (accumulated) net realized gain (loss)	39,801,792	(16,188,888)	81,074,864	85,424,161	(6,683,055)	(93,571,300)
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	106,333,868	369,817,951	554,600,033	270,495,925	16,324,595	30,864,470
Net assets	$1,030,601,986	$1,562,969,972	$3,054,536,057	$2,177,076,591	$520,319,200	$195,494,044
Net assets by class:
Class A	$430,734,523	$721,646,717	$1,310,782,211	$898,408,196	$182,433,044	$77,176,510
Class B	46,024,134	85,843,107	158,353,370	85,192,159	—	8,186,117
Class C	522,333,814	725,899,720	1,529,165,367	1,145,257,524	131,006,887	82,478,534
Class I	29,254,036	27,457,068	49,646,204	42,651,217	206,879,269	27,652,883
Class R	2,255,479	2,123,360	6,588,905	5,567,495	—	—
Shares outstanding:
Class A	35,515,341	46,204,984	89,332,651	68,229,768	17,832,150	6,946,326
Class B	3,814,991	5,602,221	10,747,773	6,424,643	—	738,700
Class C	43,392,565	47,561,749	104,610,770	87,391,463	12,912,488	7,455,427
Class I	2,407,023	1,758,285	3,386,646	3,242,077	20,215,810	2,495,856
Class R	184,653	136,708	450,871	424,706	—	—
Net asset value per share:
Class A	$12.13	$15.62	$14.67	$13.17	$10.23	$11.11
Class B	12.06	15.32	14.73	13.26	—	11.08
Class C	12.04	15.26	14.62	13.10	10.15	11.06
Class I	12.15	15.62	14.66	13.16	10.23	11.08
Class R	12.21	15.53	14.61	13.11	—	—
Maximum offering price per share: (A)
Class A	$12.84	$16.53	$15.52	$13.94	$10.83	$11.76

Investments in affiliated investment companies, at cost	$925,116,379	$1,193,970,500	$2,502,500,217	$1,908,501,239	$467,319,434	$164,939,484
Repurchase agreement, at cost	$—	$—	$—	$—	$33,126,240	$—

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS

For the period ended April 30, 2014

(unaudited)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio
Investment income:
Dividend income from affiliated investment companies	$21,184,660	$36,675,255	$65,736,172	$39,846,845	$3,901,557	$4,309,563
Interest income	—	—	—	—	676	—
Total investment income	21,184,660	36,675,255	65,736,172	39,846,845	3,902,233	4,309,563

Expenses:
Management and advisory	523,913	776,043	1,514,831	1,086,374	530,772	101,058
Distribution and service:
Class A	619,619	1,004,823	1,821,148	1,268,793	271,240	110,749
Class B	246,451	465,036	854,504	449,021	—	42,935
Class C	2,651,871	3,605,549	7,587,436	5,699,228	675,718	420,955
Class R	5,920	4,848	14,459	13,128	—	—
Administration	91,685	135,807	265,095	190,116	46,603	17,685
Transfer agent:
Class A	266,112	490,819	714,485	468,482	149,674	71,424
Class B	32,594	92,559	146,942	69,463	—	13,828
Class C	193,279	411,839	705,251	427,117	103,573	75,036
Class I	15,138	14,136	25,689	22,029	108,971	16,772
Class R	1,780	1,851	2,958	2,428	—	—
Trustees	8,730	12,581	24,646	17,762	4,438	1,685
Audit and tax	19,189	23,988	40,628	31,440	13,293	9,688
Custody	23,101	22,346	42,704	33,204	9,034	5,179
Legal	14,062	19,498	38,512	28,050	7,258	2,714
Printing and shareholder reports	44,817	76,201	137,281	89,231	93,512	17,340
Registration	53,055	56,548	63,046	62,859	29,619	41,506
Other	38,985	53,760	105,016	76,558	20,001	8,733
Total expenses	4,850,301	7,268,232	14,104,631	10,035,283	2,063,706	957,287
Class expenses (waived/reimbursed) recaptured:
Class B	—	—	—	—	—	(3,231)
Total expenses (waived/reimbursed) recaptured	—	—	—	—	—	(3,231)
Net expenses	4,850,301	7,268,232	14,104,631	10,035,283	2,063,706	954,056
Net investment income (loss)	16,334,359	29,407,023	51,631,541	29,811,562	1,838,527	3,355,507

Net realized gain (loss) on transactions from:
Affiliated investment companies	20,595,747	35,066,714	86,212,952	42,221,450	4,580,738	(1,588,028)
Distributions from affiliated investment companies	24,647,779	57,412,266	95,025,915	52,127,913	3,399,628	6,275,341
Net realized gain (loss)	45,243,526	92,478,980	181,238,867	94,349,363	7,980,366	4,687,313

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	(33,494,474)	(57,642,285)	(117,602,599)	(61,339,747)	4,460,030	(3,016,351)
Net change in unrealized appreciation (depreciation)	(33,494,474)	(57,642,285)	(117,602,599)	(61,339,747)	4,460,030	(3,016,351)
Net realized and change in unrealized gain (loss)	11,749,052	34,836,695	63,636,268	33,009,616	12,440,396	1,670,962
Net increase (decrease) in net assets resulting from operations	$28,083,411	$64,243,718	$115,267,809	$62,821,178	$14,278,923	$5,026,469

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$16,334,359	$22,117,080	$29,407,023	$11,808,806	$51,631,541	$35,398,822
Net realized gain (loss)	45,243,526	28,578,593	92,478,980	95,368,315	181,238,867	147,851,516
Net change in unrealized appreciation (depreciation)	(33,494,474)	31,879,875	(57,642,285)	202,707,372	(117,602,599)	300,575,133
Net increase (decrease) in net assets resulting from operations	28,083,411	82,575,548	64,243,718	309,884,493	115,267,809	483,825,471

Distributions to shareholders:
Net investment income:
Class A	(7,782,546)	(10,978,030)	(14,307,900)	(6,676,938)	(26,273,791)	(20,502,070)
Class B	(709,952)	(927,916)	(1,194,134)	(252,676)	(2,094,977)	(1,743,921)
Class C	(7,729,683)	(9,223,740)	(10,343,064)	(2,834,256)	(21,533,259)	(14,453,079)
Class I	(544,958)	(676,262)	(590,110)	(261,663)	(1,128,677)	(750,571)
Class R	(37,821)	(60,282)	(30,932)	(13,135)	(98,754)	(78,630)
Total distributions from net investment income	(16,804,960)	(21,866,230)	(26,466,140)	(10,038,668)	(51,129,458)	(37,528,271)
Net realized gains:
Class A	(11,721,482)	(1,780,439)	—	—	—	—
Class B	(1,346,271)	(228,134)	—	—	—	—
Class C	(14,311,268)	(2,093,689)	—	—	—	—
Class I	(752,757)	(87,623)	—	—	—	—
Class R	(60,054)	(11,473)	—	—	—	—
Total distributions from net realized gains	(28,191,832)	(4,201,358)	—	—	—	—
Total distributions to shareholders	(44,996,792)	(26,067,588)	(26,466,140)	(10,038,668)	(51,129,458)	(37,528,271)

Capital share transactions:
Proceeds from shares sold:
Class A	24,577,228	74,219,593	44,846,886	74,878,505	77,289,357	124,435,077
Class B	386,952	1,789,457	521,940	2,888,851	370,754	3,821,906
Class C	31,247,409	67,764,532	46,017,910	66,195,177	87,090,957	143,112,702
Class I	7,480,421	12,629,701	8,163,859	9,169,163	12,124,538	19,229,192
Class R	444,330	1,716,762	556,402	1,479,438	1,770,253	1,730,232
	64,136,340	158,120,045	100,106,997	154,611,134	178,645,859	292,329,109
Dividends and distributions reinvested:
Class A	18,510,935	12,144,852	13,853,421	6,440,706	25,163,121	19,620,835
Class B	1,712,307	964,216	1,140,345	238,114	2,005,491	1,660,386
Class C	18,087,203	9,114,473	9,045,528	2,457,504	18,370,117	12,193,074
Class I	1,001,549	556,112	461,994	196,619	891,482	588,056
Class R	80,226	56,335	29,451	12,453	75,702	70,646
	39,392,220	22,835,988	24,530,739	9,345,396	46,505,913	34,132,997
Cost of shares redeemed:
Class A	(59,733,125)	(159,802,543)	(56,056,655)	(139,613,542)	(103,658,526)	(278,818,347)
Class B	(5,440,164)	(12,492,365)	(7,261,520)	(17,597,656)	(12,630,223)	(33,018,933)
Class C	(66,845,787)	(140,936,873)	(58,481,070)	(125,996,363)	(116,973,262)	(248,560,350)
Class I	(7,342,552)	(10,317,985)	(4,747,058)	(7,645,680)	(10,310,286)	(14,128,088)
Class R	(674,416)	(2,053,875)	(1,036,059)	(991,605)	(570,506)	(2,366,462)
	(140,036,044)	(325,603,641)	(127,582,362)	(291,844,846)	(244,142,803)	(576,892,180)
Automatic conversions:
Class A	2,509,200	6,013,509	9,267,864	15,383,836	17,668,770	33,862,775
Class B	(2,509,200)	(6,013,509)	(9,267,864)	(15,383,836)	(17,668,770)	(33,862,775)
	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	(36,507,484)	(144,647,608)	(2,944,626)	(127,888,316)	(18,991,031)	(250,430,074)

Net increase (decrease) in net assets	(53,420,865)	(88,139,648)	34,832,952	171,957,509	45,147,320	195,867,126

Net assets:
Beginning of period/year	1,084,022,851	1,172,162,499	1,528,137,020	1,356,179,511	3,009,388,737	2,813,521,611
End of period/year	$1,030,601,986	$1,084,022,851	$1,562,969,972	$1,528,137,020	$3,054,536,057	$3,009,388,737
Undistributed (distributions in excess of) net investment income (loss)	$340,649	$811,250	$(661,100)	$(3,601,983)	$1,510,099	$1,008,016

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
Share activity:
Shares issued:
Class A	2,015,334	6,227,787	2,877,906	5,432,088	5,294,496	9,389,435
Class B	32,293	151,555	34,278	214,690	25,261	289,487
Class C	2,591,402	5,718,360	3,024,143	4,914,380	5,988,390	10,804,561
Class I	614,861	1,056,981	524,923	671,253	830,086	1,451,434
Class R	36,552	143,600	35,956	103,307	121,635	130,729
	5,290,442	13,298,283	6,497,206	11,335,718	12,259,868	22,065,646
Shares issued-reinvested from dividends and distributions:
Class A	1,541,997	1,032,736	885,202	515,669	1,727,047	1,590,019
Class B	143,389	82,705	74,097	19,390	136,800	133,794
Class C	1,517,148	782,346	590,054	200,613	1,262,551	988,895
Class I	83,284	47,075	29,558	15,767	61,313	47,771
Class R	6,634	4,767	1,890	1,002	5,213	5,744
	3,292,452	1,949,629	1,580,801	752,441	3,192,924	2,766,223
Shares redeemed:
Class A	(4,908,283)	(13,350,340)	(3,604,651)	(10,276,346)	(7,103,588)	(21,121,708)
Class B	(449,970)	(1,050,250)	(475,916)	(1,327,181)	(862,715)	(2,498,302)
Class C	(5,534,666)	(11,861,297)	(3,841,827)	(9,509,671)	(8,046,226)	(18,922,337)
Class I	(602,632)	(859,828)	(304,594)	(568,384)	(703,587)	(1,063,878)
Class R	(55,057)	(171,064)	(68,752)	(72,059)	(39,218)	(177,496)
	(11,550,608)	(27,292,779)	(8,295,740)	(21,753,641)	(16,755,334)	(43,783,721)
Automatic conversions:
Class A	206,444	503,937	596,695	1,135,533	1,213,077	2,571,151
Class B	(207,532)	(506,739)	(608,301)	(1,159,135)	(1,208,580)	(2,566,372)
	(1,088)	(2,802)	(11,606)	(23,602)	4,497	4,779

Net increase (decrease) in shares outstanding:
Class A	(1,144,508)	(5,585,880)	755,152	(3,193,056)	1,131,032	(7,571,103)
Class B	(481,820)	(1,322,729)	(975,842)	(2,252,236)	(1,909,234)	(4,641,393)
Class C	(1,426,116)	(5,360,591)	(227,630)	(4,394,678)	(795,285)	(7,128,881)
Class I	95,513	244,228	249,887	118,636	187,812	435,327
Class R	(11,871)	(22,697)	(30,906)	32,250	87,630	(41,023)
	(2,968,802)	(12,047,669)	(229,339)	(9,689,084)	(1,298,045)	(18,947,073)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$29,811,562	$32,121,606	$1,838,527	$7,493,657	$3,355,507	$1,738,475
Net realized gain (loss)	94,349,363	121,232,197	7,980,366	(3,673,255)	4,687,313	2,704,138
Net change in unrealized appreciation (depreciation)	(61,339,747)	101,078,496	4,460,030	10,015,736	(3,016,351)	33,928,458
Net increase (decrease) in net assets resulting from operations	62,821,178	254,432,299	14,278,923	13,836,138	5,026,469	38,371,071

Distributions to shareholders:
Net investment income:
Class A	(17,678,419)	(18,056,123)	(1,057,689)	(3,457,203)	(1,147,984)	(850,005)
Class B	(1,014,152)	(1,323,522)	—	—	(56,120)	(18,249)
Class C	(15,397,841)	(15,176,949)	—	(1,781,814)	(612,674)	(272,364)
Class I	(941,395)	(879,053)	(1,874,312)	(4,098,091)	(580,821)	(453,501)
Class R	(90,314)	(87,075)	—	—	—	—
Total distributions from net investment income	(35,122,121)	(35,522,722)	(2,932,001)	(9,337,108)	(2,397,599)	(1,594,119)
Net realized gains:
Class A	(36,688,043)	—	—	—	—	—
Class B	(3,757,218)	—	—	—	—	—
Class C	(47,158,106)	—	—	—	—	—
Class I	(1,691,669)	—	—	—	—	—
Class R	(205,792)	—	—	—	—	—
Total distributions from net realized gains	(89,500,828)	—	—	—	—	—
Total distributions to shareholders	(124,622,949)	(35,522,722)	(2,932,001)	(9,337,108)	(2,397,599)	(1,594,119)

Capital share transactions:
Proceeds from shares sold:
Class A	53,793,604	111,076,747	20,304,138	89,397,953	4,115,901	10,911,543
Class B	701,704	2,462,555	—	—	38,859	182,475
Class C	72,902,653	138,068,753	7,802,109	31,300,408	2,506,622	4,249,730
Class I	8,737,807	16,760,405	36,268,614	114,180,612	2,882,558	9,075,640
Class R	996,040	1,208,432	—	—	—	—
	137,131,808	269,576,892	64,374,861	234,878,973	9,543,940	24,419,388
Dividends and distributions reinvested:
Class A	51,998,981	17,136,926	1,006,688	3,216,996	1,101,833	792,546
Class B	4,482,498	1,235,320	—	—	50,131	16,177
Class C	52,659,624	12,492,438	—	1,558,515	479,502	214,910
Class I	2,043,595	685,577	1,122,594	2,754,700	345,993	249,056
Class R	256,684	73,933	—	—	—	—
	111,441,382	31,624,194	2,129,282	7,530,211	1,977,459	1,272,689
Cost of shares redeemed:
Class A	(87,921,398)	(201,398,631)	(43,892,434)	(70,110,595)	(11,803,430)	(30,575,173)
Class B	(6,658,796)	(18,123,064)	—	—	(893,599)	(2,196,751)
Class C	(91,443,900)	(189,869,850)	(20,265,102)	(36,624,473)	(10,518,888)	(23,255,098)
Class I	(8,125,228)	(16,645,089)	(42,318,888)	(86,330,101)	(8,800,640)	(10,263,048)
Class R	(531,078)	(1,747,099)	—	—	—	—
	(194,680,400)	(427,783,733)	(106,476,424)	(193,065,169)	(32,016,557)	(66,290,070)
Automatic conversions:
Class A	6,371,450	16,655,098	—	—	331,950	292,244
Class B	(6,371,450)	(16,655,098)	—	—	(331,950)	(292,244)
	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	53,892,790	(126,582,647)	(39,972,281)	49,344,015	(20,495,158)	(40,597,993)

Net increase (decrease) in net assets	(7,908,981)	92,326,930	(28,625,359)	53,843,045	(17,866,288)	(3,821,041)

Net assets:
Beginning of period/year	2,184,985,572	2,092,658,642	548,944,559	495,101,514	213,360,332	217,181,373
End of period/year	$2,177,076,591	$2,184,985,572	$520,319,200	$548,944,559	$195,494,044	$213,360,332
Undistributed (distributions in excess of) net investment income (loss)	$3,214,721	$8,525,280	$(142,433)	$951,041	$(627,045)	$(1,584,953)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
Share activity:
Shares issued:
Class A	4,053,879	8,674,616	2,004,070	8,917,564	379,131	1,097,905
Class B	52,717	192,163	—	—	3,561	18,359
Class C	5,526,740	10,810,760	777,553	3,143,475	232,001	428,583
Class I	662,895	1,303,557	3,582,309	11,408,329	266,114	923,404
Class R	75,713	95,044	—	—	—	—
	10,371,944	21,076,140	6,363,932	23,469,368	880,807	2,468,251
Shares issued-reinvested from dividends and distributions:
Class A	3,987,652	1,408,129	98,792	325,607	100,441	83,076
Class B	340,357	100,677	—	—	4,570	1,696
Class C	4,047,626	1,028,184	—	158,386	43,790	22,575
Class I	156,958	56,426	110,274	279,098	31,684	26,216
Class R	19,760	6,095	—	—	—	—
	8,552,353	2,599,511	209,066	763,091	180,485	133,563
Shares redeemed:
Class A	(6,614,244)	(15,738,225)	(4,332,949)	(7,005,001)	(1,091,892)	(3,097,747)
Class B	(497,634)	(1,411,034)	—	—	(82,805)	(222,049)
Class C	(6,923,848)	(14,938,145)	(2,018,806)	(3,686,165)	(973,001)	(2,358,842)
Class I	(614,735)	(1,302,230)	(4,178,481)	(8,639,197)	(809,791)	(1,025,543)
Class R	(39,955)	(138,135)	—	—	—	—
	(14,690,416)	(33,527,769)	(10,530,236)	(19,330,363)	(2,957,489)	(6,704,181)
Automatic conversions:
Class A	481,143	1,306,127	—	—	30,417	29,466
Class B	(477,957)	(1,301,041)	—	—	(30,507)	(29,571)
	3,186	5,086	—	—	(90)	(105)

Net increase (decrease) in shares outstanding:
Class A	1,908,430	(4,349,353)	(2,230,087)	2,238,170	(581,903)	(1,887,300)
Class B	(582,517)	(2,419,235)	—	—	(105,181)	(231,565)
Class C	2,650,518	(3,099,201)	(1,241,253)	(384,304)	(697,210)	(1,907,684)
Class I	205,118	57,753	(485,898)	3,048,230	(511,993)	(75,923)
Class R	55,518	(36,996)	—	—	—	—
	4,237,067	(9,847,032)	(3,957,238)	4,902,096	(1,896,287)	(4,102,472)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Conservative Portfolio
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$12.33		$11.73	$11.17	$11.22	$10.42	$8.99
Investment operations
Net investment income (loss) (A) (B)	0.21		0.27	0.28	0.30	0.35	0.40
Net realized and unrealized gain (loss)	0.14		0.64	0.55	(0.06)	0.83	1.46
Total investment operations	0.35		0.91	0.83	0.24	1.18	1.86
Distributions
Net investment income	(0.22)		(0.27)	(0.27)	(0.29)	(0.38)	(0.43)
Net realized gains	(0.33)		(0.04)	—	—	—	—
Total distributions	(0.55)		(0.31)	(0.27)	(0.29)	(0.38)	(0.43)
Net asset value
End of period/year	$12.13		$12.33	$11.73	$11.17	$11.22	$10.42
Total return (C)	2.84	%(D)	7.90%	7.55%	2.20%	11.59%	21.76%
Net assets end of period/year (000’s)	$430,735		$451,868	$495,444	$489,240	$485,473	$360,558
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.56	%(F)	0.58%	0.59%	0.62%	0.63%	0.65%
Before (waiver/reimbursement) recapture	0.56	%(F)	0.58%	0.59%	0.62%	0.63%	0.65%
Net investment income (loss) to average net assets (B)	3.49	%(F)	2.30%	2.40%	2.63%	3.28%	4.27%
Portfolio turnover rate (G)	10	%(D)	6%	20%	31%	16%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Conservative Portfolio
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$12.26		$11.66	$11.11	$11.17	$10.38	$8.97
Investment operations
Net investment income (loss) (A) (B)	0.17		0.19	0.20	0.24	0.30	0.35
Net realized and unrealized gain (loss)	0.13		0.63	0.55	(0.07)	0.80	1.45
Total investment operations	0.30		0.82	0.75	0.17	1.10	1.80
Distributions
Net investment income	(0.17)		(0.18)	(0.20)	(0.23)	(0.31)	(0.39)
Net realized gains	(0.33)		(0.04)	—	—	—	—
Total distributions	(0.50)		(0.22)	(0.20)	(0.23)	(0.31)	(0.39)
Net asset value
End of period/year	$12.06		$12.26	$11.66	$11.11	$11.17	$10.38
Total return (C)	2.48	%(D)	7.13%	6.81%	1.50%	10.82%	21.01%
Net assets end of period/year (000’s)	$46,024		$52,694	$65,549	$80,696	$114,303	$111,706
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.29	%(F)	1.29%	1.28%	1.27%	1.26%	1.28%
Before (waiver/reimbursement) recapture	1.29	%(F)	1.29%	1.28%	1.27%	1.26%	1.28%
Net investment income (loss) to average net assets (B)	2.78	%(F)	1.62%	1.78%	2.08%	2.81%	3.71%
Portfolio turnover rate (G)	10	%(D)	6%	20%	31%	16%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Conservative Portfolio
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$12.24		$11.64	$11.09	$11.16	$10.37	$8.96
Investment operations
Net investment income (loss) (A) (B)	0.17		0.19	0.20	0.23	0.29	0.34
Net realized and unrealized gain (loss)	0.14		0.64	0.55	(0.06)	0.82	1.46
Total investment operations	0.31		0.83	0.75	0.17	1.11	1.80
Distributions
Net investment income	(0.18)		(0.19)	(0.20)	(0.24)	(0.32)	(0.39)
Net realized gains	(0.33)		(0.04)	—	—	—	—
Total distributions	(0.51)		(0.23)	(0.20)	(0.24)	(0.32)	(0.39)
Net asset value
End of period/year	$12.04		$12.24	$11.64	$11.09	$11.16	$10.37
Total return (C)	2.52	%(D)	7.24%	6.90%	1.50%	10.92%	21.09%
Net assets end of period/year (000’s)	$522,334		$548,471	$584,283	$578,193	$601,625	$488,315
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.23	%(F)	1.23%	1.22%	1.21%	1.22%	1.23%
Before (waiver/reimbursement) recapture	1.23	%(F)	1.23%	1.22%	1.21%	1.22%	1.23%
Net investment income (loss) to average net assets (B)	2.81	%(F)	1.63%	1.77%	2.04%	2.75%	3.69%
Portfolio turnover rate (G)	10	%(D)	6%	20%	31%	16%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Conservative Portfolio
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$12.35		$11.75	$11.19	$11.24	$10.69
Investment operations
Net investment income (loss) (B) (C)	0.23		0.30	0.30	0.32	0.22
Net realized and unrealized gain (loss)	0.14		0.65	0.56	(0.04)	0.75
Total investment operations	0.37		0.95	0.86	0.28	0.97
Distributions
Net investment income	(0.24)		(0.31)	(0.30)	(0.33)	(0.42)
Net realized gains	(0.33)		(0.04)	—	—	—
Total distributions	(0.57)		(0.35)	(0.30)	(0.33)	(0.42)
Net asset value
End of period/year	$12.15		$12.35	$11.75	$11.19	$11.24
Total return (D)	2.99	%(E)	8.24%	7.87%	2.52%	9.39	%(E)
Net assets end of period/year (000’s)	$29,254		$28,551	$24,297	$15,067	$10,813
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.26	%(G)	0.26%	0.25%	0.26%	0.28	%(G)
Before (waiver/reimbursement) recapture	0.26	%(G)	0.26%	0.25%	0.26%	0.28	%(G)
Net investment income (loss) to average net assets (C)	3.73	%(G)	2.47%	2.58%	2.83%	2.24	%(G)
Portfolio turnover rate (H)	10	%(E)	6%	20%	31%	16	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Conservative Portfolio
	Class R
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$12.41		$11.81	$11.24	$11.29	$10.49	$9.05
Investment operations
Net investment income (loss) (A) (B)	0.19		0.27	0.26	0.28	0.27	0.37
Net realized and unrealized gain (loss)	0.14		0.61	0.55	(0.07)	0.88	1.49
Total investment operations	0.33		0.88	0.81	0.21	1.15	1.86
Distributions
Net investment income	(0.20)		(0.24)	(0.24)	(0.26)	(0.35)	(0.42)
Net realized gains	(0.33)		(0.04)	—	—	—	—
Total distributions	(0.53)		(0.28)	(0.24)	(0.26)	(0.35)	(0.42)
Net asset value
End of period/year	$12.21		$12.41	$11.81	$11.24	$11.29	$10.49
Total return (C)	2.71	%(D)	7.61%	7.30%	1.90%	11.23%	21.59%
Net assets at end of period/year (000’s)	$2,255		$2,439	$2,589	$2,425	$3,061	$1,509
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.81	%(F)	0.81%	0.85%	0.90%	0.88%	0.89%
Before (waiver/reimbursement) recapture	0.81	%(F)	0.81%	0.85%	0.90%	0.88%	0.89%
Net investment income (loss) to average net assets (B)	3.12	%(F)	2.21%	2.23%	2.50%	2.56%	3.97%
Portfolio turnover rate (G)	10	%(D)	6%	20%	31%	16%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Growth Portfolio
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$15.26		$12.37	$11.49	$11.36	$9.92	$8.87
Investment operations
Net investment income (loss) (A) (B)	0.32		0.16	0.07	0.07	0.05	0.12
Net realized and unrealized gain (loss)	0.35		2.87	0.94	0.11	1.48	1.12
Total investment operations	0.67		3.03	1.01	0.18	1.53	1.24
Distributions
Net investment income	(0.31)		(0.14)	(0.13)	(0.05)	(0.09)	(0.19)
Total distributions	(0.31)		(0.14)	(0.13)	(0.05)	(0.09)	(0.19)
Net asset value
End of period/year	$15.62		$15.26	$12.37	$11.49	$11.36	$9.92
Total return (C)	4.42	%(D)	24.75%	8.96%	1.59%	15.55%	14.46%
Net assets end of period/year (000’s)	$721,647		$693,517	$601,498	$610,951	$645,459	$574,500
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.57	%(F)	0.62%	0.65%	0.67%	0.68%	0.73%
Before (waiver/reimbursement) recapture	0.57	%(F)	0.62%	0.65%	0.67%	0.68%	0.73%
Net investment income (loss) to average net assets (B)	4.15	%(F)	1.18%	0.56%	0.58%	0.45%	1.41%
Portfolio turnover rate (G)	9	%(D)	22%	21%	30%	10%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Growth Portfolio
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$14.91		$12.07	$11.20	$11.09		$9.70	$8.63
Investment operations
Net investment income (loss) (A) (B)	0.27		0.07	(0.01)	—	(C)	(0.02)	0.07
Net realized and unrealized gain (loss)	0.33		2.80	0.91	0.11		1.44	1.10
Total investment operations	0.60		2.87	0.90	0.11		1.42	1.17
Distributions
Net investment income	(0.19)		(0.03)	(0.03)	—		(0.03)	(0.10)
Total distributions	(0.19)		(0.03)	(0.03)	—		(0.03)	(0.10)
Net asset value
End of period/year	$15.32		$14.91	$12.07	$11.20		$11.09	$9.70
Total return (D)	4.01	%(E)	23.83%	8.08%	0.99%		14.65%	13.78%
Net assets end of period/year (000’s)	$85,843		$98,099	$106,594	$140,909		$184,263	$192,054
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.35	%(G)	1.38%	1.38%	1.36%		1.35%	1.40%
Before (waiver/reimbursement) recapture	1.35	%(G)	1.38%	1.38%	1.36%		1.35%	1.40%
Net investment income (loss) to average net assets (B)	3.51	%(G)	0.51%	(0.12)%	(0.02)%		(0.18)%	0.84%
Portfolio turnover rate (H)	9	%(E)	22%	21%	30%		10%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Growth Portfolio
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$14.88		$12.06	$11.20	$11.09		$9.69	$8.64
Investment operations
Net investment income (loss) (A) (B)	0.26		0.07	(0.01)	—	(C)	(0.01)	0.08
Net realized and unrealized gain (loss)	0.34		2.81	0.92	0.11		1.45	1.08
Total investment operations	0.60		2.88	0.91	0.11		1.44	1.16
Distributions
Net investment income	(0.22)		(0.06)	(0.05)	—		(0.04)	(0.11)
Total distributions	(0.22)		(0.06)	(0.05)	—		(0.04)	(0.11)
Net asset value
End of period/year	$15.26		$14.88	$12.06	$11.20		$11.09	$9.69
Total return (D)	4.01	%(E)	23.95%	8.22%	0.99%		14.86%	13.72%
Net assets end of period/year (000’s)	$725,900		$710,928	$629,208	$682,872		$774,914	$763,086
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.27	%(G)	1.30%	1.29%	1.29%		1.29%	1.33%
Before (waiver/reimbursement) recapture	1.27	%(G)	1.30%	1.29%	1.29%		1.29%	1.33%
Net investment income (loss) to average net assets (B)	3.45	%(G)	0.51%	(0.08)%	—	%(H)	(0.12)%	0.90%
Portfolio turnover rate (I)	9	%(E)	22%	21%	30%		10%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Rounds to less than 0.01% or (0.01)%.
(I)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Growth Portfolio
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$15.28		$12.39	$11.53	$11.39	$10.35
Investment operations
Net investment income (loss) (B) (C)	0.34		0.20	0.10	0.11	(0.02)
Net realized and unrealized gain (loss)	0.37		2.88	0.94	0.13	1.20
Total investment operations	0.71		3.08	1.04	0.24	1.18
Distributions
Net investment income	(0.37)		(0.19)	(0.18)	(0.10)	(0.14)
Total distributions	(0.37)		(0.19)	(0.18)	(0.10)	(0.14)
Net asset value
End of period/year	$15.62		$15.28	$12.39	$11.53	$11.39
Total return (D)	4.62	%(E)	25.21%	9.28%	2.10%	11.57	%(E)
Net assets end of period/year (000’s)	$27,457		$23,052	$17,219	$14,642	$13,112
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.26	%(G)	0.27%	0.25%	0.27%	0.30	%(G)
Before (waiver/reimbursement) recapture	0.26	%(G)	0.27%	0.25%	0.27%	0.30	%(G)
Net investment income (loss) to average net assets (C)	4.39	%(G)	1.49%	0.86%	0.93%	(0.15	)%(G)
Portfolio turnover rate (H)	9	%(E)	22%	21%	30%	10	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Growth Portfolio
	Class R
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$15.16		$12.27	$11.39	$11.27	$9.85	$8.84
Investment operations
Net investment income (loss) (A) (B)	0.27		0.13	0.06	0.05	0.01	0.10
Net realized and unrealized gain (loss)	0.37		2.86	0.92	0.11	1.49	1.12
Total investment operations	0.64		2.99	0.98	0.16	1.50	1.22
Distributions
Net investment income	(0.27)		(0.10)	(0.10)	(0.04)	(0.08)	(0.21)
Total distributions	(0.27)		(0.10)	(0.10)	(0.04)	(0.08)	(0.21)
Net asset value
End of period/year	$15.53		$15.16	$12.27	$11.39	$11.27	$9.85
Total return (C)	4.24	%(D)	24.51%	8.76%	1.45%	15.35%	14.35%
Net assets at end of period/year (000’s)	$2,123		$2,541	$1,661	$3,722	$3,762	$2,704
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.84	%(F)	0.84%	0.82%	0.82%	0.84%	0.85%
Before (waiver/reimbursement) recapture	0.84	%(F)	0.84%	0.82%	0.82%	0.84%	0.85%
Net investment income (loss) to average net assets (B)	3.48	%(F)	0.97%	0.52%	0.44%	0.15%	1.09%
Portfolio turnover rate (G)	9	%(D)	22%	21%	30%	10%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$14.39		$12.34	$11.55	$11.59	$10.39	$9.20
Investment operations
Net investment income (loss) (A) (B)	0.27		0.21	0.16	0.19	0.19	0.28
Net realized and unrealized gain (loss)	0.31		2.06	0.80	(0.06)	1.27	1.25
Total investment operations	0.58		2.27	0.96	0.13	1.46	1.53
Distributions
Net investment income	(0.30)		(0.22)	(0.17)	(0.17)	(0.23)	(0.34)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.30)		(0.22)	(0.17)	(0.17)	(0.26)	(0.34)
Net asset value
End of period/year	$14.67		$14.39	$12.34	$11.55	$11.59	$10.39
Total return (C)	4.04	%(D)	18.67%	8.48%	1.09%	14.35%	17.47%
Net assets end of period/year (000’s)	$1,310,782		$1,269,265	$1,181,926	$1,186,790	$1,202,885	$1,044,810
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.54	%(F)	0.58%	0.60%	0.62%	0.62%	0.66%
Before (waiver/reimbursement) recapture	0.54	%(F)	0.58%	0.60%	0.62%	0.62%	0.66%
Net investment income (loss) to average net assets (B)	3.79	%(F)	1.60%	1.30%	1.58%	1.80%	2.99%
Portfolio turnover rate (G)	12	%(D)	19%	25%	35%	17%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$14.38		$12.32	$11.50	$11.53	$10.34	$9.12
Investment operations
Net investment income (loss) (A) (B)	0.23		0.12	0.08	0.12	0.13	0.22
Net realized and unrealized gain (loss)	0.29		2.05	0.80	(0.07)	1.25	1.24
Total investment operations	0.52		2.17	0.88	0.05	1.38	1.46
Distributions
Net investment income	(0.17)		(0.11)	(0.06)	(0.08)	(0.16)	(0.24)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.17)		(0.11)	(0.06)	(0.08)	(0.19)	(0.24)
Net asset value
End of period/year	$14.73		$14.38	$12.32	$11.50	$11.53	$10.34
Total return (C)	3.64	%(D)	17.72%	7.73%	0.43%	13.57%	16.69%
Net assets end of period/year (000’s)	$158,354		$182,030	$213,032	$283,905	$383,062	$394,275
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.32	%(F)	1.33%	1.33%	1.31%	1.30%	1.33%
Before (waiver/reimbursement) recapture	1.32	%(F)	1.33%	1.33%	1.31%	1.30%	1.33%
Net investment income (loss) to average net assets (B)	3.11	%(F)	0.94%	0.65%	1.02%	1.19%	2.39%
Portfolio turnover rate (G)	12	%(D)	19%	25%	35%	17%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$14.30		$12.26	$11.47	$11.50	$10.32	$9.11
Investment operations
Net investment income (loss) (A) (B)	0.22		0.12	0.08	0.12	0.13	0.22
Net realized and unrealized gain (loss)	0.31		2.05	0.80	(0.05)	1.25	1.25
Total investment operations	0.53		2.17	0.88	0.07	1.38	1.47
Distributions
Net investment income	(0.21)		(0.13)	(0.09)	(0.10)	(0.17)	(0.26)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.21)		(0.13)	(0.09)	(0.10)	(0.20)	(0.26)
Net asset value
End of period/year	$14.62		$14.30	$12.26	$11.47	$11.50	$10.32
Total return (C)	3.68	%(D)	17.88%	7.74%	0.56%	13.58%	16.77%
Net assets end of period/year (000’s)	$1,529,165		$1,506,825	$1,379,454	$1,468,164	$1,606,227	$1,513,954
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.24	%(F)	1.26%	1.25%	1.25%	1.25%	1.28%
Before (waiver/reimbursement) recapture	1.24	%(F)	1.26%	1.25%	1.25%	1.25%	1.28%
Net investment income (loss) to average net assets (B)	3.10	%(F)	0.92%	0.66%	0.99%	1.20%	2.43%
Portfolio turnover rate (G)	12	%(D)	19%	25%	35%	17%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$14.40		$12.36	$11.58	$11.61	$10.76
Investment operations
Net investment income (loss) (B) (C)	0.29		0.24	0.18	0.21	0.09
Net realized and unrealized gain (loss)	0.32		2.06	0.81	(0.03)	1.07
Total investment operations	0.61		2.30	0.99	0.18	1.16
Distributions
Net investment income	(0.35)		(0.26)	(0.21)	(0.21)	(0.28)
Return of capital	—		—	—	—	(0.03)
Total distributions	(0.35)		(0.26)	(0.21)	(0.21)	(0.31)
Net asset value
End of period/year	$14.66		$14.40	$12.36	$11.58	$11.61
Total return (D)	4.22	%(E)	19.00%	8.82%	1.54%	11.07	%(E)
Net assets end of period/year (000’s)	$49,646		$46,067	$34,145	$23,403	$16,293
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.25	%(G)	0.26%	0.25%	0.26%	0.29	%(G)
Before (waiver/reimbursement) recapture	0.25	%(G)	0.26%	0.25%	0.26%	0.29	%(G)
Net investment income (loss) to average net assets (C)	4.05	%(G)	1.84%	1.53%	1.74%	0.89	%(G)
Portfolio turnover rate (H)	12	%(E)	19%	25%	35%	17	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class R
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$14.32		$12.28	$11.50	$11.53	$10.36	$9.18
Investment operations
Net investment income (loss) (A) (B)	0.24		0.19	0.14	0.17	0.15	0.25
Net realized and unrealized gain (loss)	0.32		2.04	0.79	(0.04)	1.28	1.26
Total investment operations	0.56		2.23	0.93	0.13	1.43	1.51
Distributions
Net investment income	(0.27)		(0.19)	(0.15)	(0.16)	(0.23)	(0.33)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.27)		(0.19)	(0.15)	(0.16)	(0.26)	(0.33)
Net asset value
End of period/year	$14.61		$14.32	$12.28	$11.50	$11.53	$10.36
Total return (C)	3.93	%(D)	18.46%	8.21%	1.06%	14.08%	17.29%
Net assets at end of period/year (000’s)	$6,589		$5,202	$4,965	$5,306	$5,413	$2,873
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.75	%(F)	0.77%	0.77%	0.77%	0.79%	0.82%
Before (waiver/reimbursement) recapture	0.75	%(F)	0.77%	0.77%	0.77%	0.79%	0.82%
Net investment income (loss) to average net assets (B)	3.32	%(F)	1.42%	1.14%	1.43%	1.43%	2.68%
Portfolio turnover rate (G)	12	%(D)	19%	25%	35%	17%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Portfolio
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$13.58		$12.26	$11.60	$11.59	$10.62	$9.29
Investment operations
Net investment income (loss) (A) (B)	0.21		0.24	0.23	0.26	0.30	0.36
Net realized and unrealized gain (loss)	0.21		1.34	0.67	(0.02)	1.04	1.40
Total investment operations	0.42		1.58	0.90	0.24	1.34	1.76
Distributions
Net investment income	(0.27)		(0.26)	(0.24)	(0.23)	(0.37)	(0.43)
Net realized gains	(0.56)		—	—	—	—	—
Total distributions	(0.83)		(0.26)	(0.24)	(0.23)	(0.37)	(0.43)
Net asset value
End of period/year	$13.17		$13.58	$12.26	$11.60	$11.59	$10.62
Total return (C)	3.15	%(D)	13.13%	7.95%	2.10%	12.95%	19.99%
Net assets end of period/year (000’s)	$898,408		$900,887	$866,505	$877,866	$857,469	$694,532
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.54	%(F)	0.56%	0.58%	0.61%	0.61%	0.63%
Before (waiver/reimbursement) recapture	0.54	%(F)	0.56%	0.58%	0.61%	0.61%	0.63%
Net investment income (loss) to average net assets (B)	3.13	%(F)	1.89%	1.93%	2.23%	2.78%	3.76%
Portfolio turnover rate (G)	8	%(D)	21%	22%	30%	16%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Portfolio
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$13.61		$12.26	$11.58	$11.55	$10.59	$9.23
Investment operations
Net investment income (loss) (A) (B)	0.16		0.16	0.15	0.20	0.24	0.30
Net realized and unrealized gain (loss)	0.20		1.34	0.65	(0.03)	1.02	1.39
Total investment operations	0.36		1.50	0.80	0.17	1.26	1.69
Distributions
Net investment income	(0.15)		(0.15)	(0.12)	(0.14)	(0.30)	(0.33)
Net realized gains	(0.56)		—	—	—	—	—
Total distributions	(0.71)		(0.15)	(0.12)	(0.14)	(0.30)	(0.33)
Net asset value
End of period/year	$13.26		$13.61	$12.26	$11.58	$11.55	$10.59
Total return (C)	2.68	%(D)	12.36%	7.06%	1.49%	12.13%	19.16%
Net assets end of period/year (000’s)	$85,192		$95,350	$115,595	$152,538	$220,658	$228,151
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.30	%(F)	1.31%	1.31%	1.28%	1.28%	1.30%
Before (waiver/reimbursement) recapture	1.30	%(F)	1.31%	1.31%	1.28%	1.28%	1.30%
Net investment income (loss) to average net assets (B)	2.41	%(F)	1.21%	1.28%	1.69%	2.24%	3.23%
Portfolio turnover rate (G)	8	%(D)	21%	22%	30%	16%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Portfolio
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$13.48		$12.17	$11.52	$11.50	$10.55	$9.21
Investment operations
Net investment income (loss) (A) (B)	0.16		0.15	0.15	0.19	0.24	0.30
Net realized and unrealized gain (loss)	0.20		1.34	0.66	(0.01)	1.02	1.39
Total investment operations	0.36		1.49	0.81	0.18	1.26	1.69
Distributions
Net investment income	(0.18)		(0.18)	(0.16)	(0.16)	(0.31)	(0.35)
Net realized gains	(0.56)		—	—	—	—	—
Total distributions	(0.74)		(0.18)	(0.16)	(0.16)	(0.31)	(0.35)
Net asset value
End of period/year	$13.10		$13.48	$12.17	$11.52	$11.50	$10.55
Total return (C)	2.72	%(D)	12.37%	7.17%	1.50%	12.22%	19.24%
Net assets end of period/year (000’s)	$1,145,258		$1,142,473	$1,069,033	$1,088,747	$1,142,029	$997,766
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.22	%(F)	1.24%	1.23%	1.22%	1.22%	1.24%
Before (waiver/reimbursement) recapture	1.22	%(F)	1.24%	1.23%	1.22%	1.22%	1.24%
Net investment income (loss) to average net assets (B)	2.44	%(F)	1.21%	1.28%	1.64%	2.21%	3.25%
Portfolio turnover rate (G)	8	%(D)	21%	22%	30%	16%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Portfolio
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$13.59		$12.28	$11.63	$11.61	$10.94
Investment operations
Net investment income (loss) (B) (C)	0.22		0.28	0.25	0.28	0.17
Net realized and unrealized gain (loss)	0.22		1.33	0.68	0.01	0.91
Total investment operations	0.44		1.61	0.93	0.29	1.08
Distributions
Net investment income	(0.31)		(0.30)	(0.28)	(0.27)	(0.41)
Net realized gains	(0.56)		—	—	—	—
Total distributions	(0.87)		(0.30)	(0.28)	(0.27)	(0.41)
Net asset value
End of period/year	$13.16		$13.59	$12.28	$11.63	$11.61
Total return (D)	3.31	%(E)	13.41%	8.26%	2.53%	10.27	%(E)
Net assets end of period/year (000’s)	$42,651		$41,286	$36,572	$26,332	$17,853
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.25	%(G)	0.26%	0.25%	0.26%	0.28	%(G)
Before (waiver/reimbursement) recapture	0.25	%(G)	0.26%	0.25%	0.26%	0.28	%(G)
Net investment income (loss) to average net assets (C)	3.40	%(G)	2.17%	2.11%	2.42%	1.73	%(G)
Portfolio turnover rate (H)	8	%(E)	21%	22%	30%	16	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Asset Allocation - Moderate Portfolio
Class R
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$13.52	$12.20	$11.54	$11.53	$10.58	$9.28
Investment operations
Net investment income (loss) (A) (B)	0.18	0.21	0.20	0.23	0.24	0.32
Net realized and unrealized gain (loss)	0.22	1.34	0.67	—	(C)	1.06	1.42
Total investment operations	0.40	1.55	0.87	0.23	1.30	1.74
Distributions
Net investment income	(0.25)	(0.23)	(0.21)	(0.22)	(0.35)	(0.44)
Net realized gains	(0.56)	—	—	—	—	—
Total distributions	(0.81)	(0.23)	(0.21)	(0.22)	(0.35)	(0.44)
Net asset value
End of period/year	$13.11	$13.52	$12.20	$11.54	$11.53	$10.58
Total return (D)	2.98	%(E)	12.93%	7.72%	2.01%	12.60%	19.81%
Net assets at end of period/year (000’s)	$5,568	$4,990	$4,954	$5,314	$4,278	$2,211
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.74	%(G)	0.76%	0.79%	0.82%	0.83%	0.86%
Before (waiver/reimbursement) recapture	0.74	%(G)	0.76%	0.79%	0.82%	0.83%	0.86%
Net investment income (loss) to average net assets (B)	2.81	%(G)	1.67%	1.71%	2.00%	2.23%	3.38%
Portfolio turnover rate (H)	8	%(E)	21%	22%	30%	16%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.01		$9.92	$9.68	$9.82	$9.35	$8.30
Investment operations
Net investment income (loss) (A) (B)	0.04		0.14	0.21	0.15	0.14	0.29
Net realized and unrealized gain (loss)	0.23		0.14	0.25	(0.23)	0.58	1.08
Total investment operations	0.27		0.28	0.46	(0.08)	0.72	1.37
Distributions
Net investment income	(0.05)		(0.19)	(0.22)	(0.06)	(0.15)	(0.32)
Return of capital	—		—	—	—	(0.10)	—
Total distributions	(0.05)		(0.19)	(0.22)	(0.06)	(0.25)	(0.32)
Net asset value
End of period/year	$10.23		$10.01	$9.92	$9.68	$9.82	$9.35
Total return (C)	2.74	%(D)	2.89%	4.95%	(0.77)%	7.83%	17.21%
Net assets end of period/year (000’s)	$182,433		$200,903	$176,808	$171,567	$128,041	$119,693
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.72	%(F)	0.72%	0.74%	0.76%	0.80%	0.81%
Before (waiver/reimbursement) recapture	0.72	%(F)	0.72%	0.74%	0.76%	0.80%	0.81%
Net investment income (loss) to average net assets (B)	0.75	%(F)	1.42%	2.19%	1.53%	1.51%	3.43%
Portfolio turnover rate (G)	48	%(D)	116%	62%	31%	35%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.91		$9.82	$9.59	$9.73	$9.27	$8.23
Investment operations
Net investment income (loss) (A) (B)	—	(C)	0.08	0.14	0.09	0.08	0.24
Net realized and unrealized gain (loss)	0.24		0.13	0.25	(0.22)	0.57	1.06
Total investment operations	0.24		0.21	0.39	(0.13)	0.65	1.30
Distributions
Net investment income	—		(0.12)	(0.16)	(0.01)	(0.09)	(0.26)
Return of capital	—		—	—	—	(0.10)	—
Total distributions	—		(0.12)	(0.16)	(0.01)	(0.19)	(0.26)
Net asset value
End of period/year	$10.15		$9.91	$9.82	$9.59	$9.73	$9.27
Total return (D)	2.42	%(E)	2.18%	4.21%	(1.35)%	7.12%	16.37%
Net assets end of period/year (000’s)	$131,007		$140,309	$142,788	$141,413	$114,662	$96,376
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.44	%(G)	1.44%	1.41%	1.42%	1.44%	1.45%
Before (waiver/reimbursement) recapture	1.44	%(G)	1.44%	1.41%	1.42%	1.44%	1.45%
Net investment income (loss) to average net assets (B)	0.02	%(G)	0.80%	1.47%	0.91%	0.82%	2.92%
Portfolio turnover rate (H)	48	%(E)	116%	62%	31%	35%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$10.03		$9.94	$9.70	$9.84	$9.49
Investment operations
Net investment income (loss) (B) (C)	0.05		0.17	0.23	0.15	0.07
Net realized and unrealized gain (loss)	0.24		0.15	0.27	(0.19)	0.57
Total investment operations	0.29		0.32	0.50	(0.04)	0.64
Distributions
Net investment income	(0.09)		(0.23)	(0.26)	(0.10)	(0.19)
Return of capital	—		—	—	—	(0.10)
Total distributions	(0.09)		(0.23)	(0.26)	(0.10)	(0.29)
Net asset value
End of period/year	$10.23		$10.03	$9.94	$9.70	$9.84
Total return (D)	2.89	%(E)	3.25%	5.34%	(0.47)%	6.90	%(E)
Net assets end of period/year (000’s)	$206,879		$207,733	$175,506	$120,465	$34,131
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.39	%(G)	0.39%	0.37%	0.40%	0.50	%(G)
Before (waiver/reimbursement) recapture	0.39	%(G)	0.39%	0.37%	0.40%	0.50	%(G)
Net investment income (loss) to average net assets (C)	1.08	%(G)	1.74%	2.37%	1.56%	0.82	%(G)
Portfolio turnover rate (H)	48	%(E)	116%	62%	31%	35	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Multi-Manager International Portfolio
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.96		$9.22	$9.09	$9.84	$8.53	$6.57
Investment operations
Net investment income (loss) (A) (B)	0.19		0.11	0.16	0.08	0.09	0.17
Net realized and unrealized gain (loss)	0.12		1.73	0.22	(0.75)	1.33	1.84
Total investment operations	0.31		1.84	0.38	(0.67)	1.42	2.01
Distributions
Net investment income	(0.16)		(0.10)	(0.25)	(0.08)	(0.11)	(0.05)
Total distributions	(0.16)		(0.10)	(0.25)	(0.08)	(0.11)	(0.05)
Net asset value
End of period/year	$11.11		$10.96	$9.22	$9.09	$9.84	$8.53
Total return (C)	2.81	%(D)	20.08%	4.65%	(6.90)%	16.80%	30.86%
Net assets end of period/year (000’s)	$77,176		$82,534	$86,834	$118,070	$135,479	$134,751
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.67	%(F)	0.69%	0.68%	0.67%	0.70%	0.74%
Before (waiver/reimbursement) recapture	0.67	%(F)	0.69%	0.68%	0.67%	0.70%	0.74%
Net investment income (loss) to average net assets (B)	3.61	%(F)	1.09%	1.79%	0.77%	1.04%	2.35%
Portfolio turnover rate (G)	15	%(D)	18%	41%	13%	11%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Multi-Manager International Portfolio
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.89		$9.16	$9.00	$9.74		$8.45	$6.50
Investment operations
Net investment income (loss) (A) (B)	0.15		0.04	0.09	0.01		0.02	0.01
Net realized and unrealized gain (loss)	0.11		1.71	0.24	(0.75)		1.32	1.94
Total investment operations	0.26		1.75	0.33	(0.74)		1.34	1.95
Distributions
Net investment income	(0.07)		(0.02)	(0.17)	—	(C)	(0.05)	—
Total distributions	(0.07)		(0.02)	(0.17)	—	(C)	(0.05)	—
Net asset value
End of period/year	$11.08		$10.89	$9.16	$9.00		$9.74	$8.45
Total return (D)	2.38	%(E)	19.11%	3.92%	(7.59)%		15.95%	30.00%
Net assets end of period/year (000’s)	$8,186		$9,191	$9,847	$13,373		$18,432	$18,010
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.45	%(G)	1.45%	1.45%	1.45%		1.45%	1.45%
Before (waiver/reimbursement) recapture	1.53	%(G)	1.54%	1.54%	1.48%		1.49%	1.57%
Net investment income (loss) to average net assets (B)	2.84	%(G)	0.37%	1.05%	0.11%		0.19%	0.08%
Portfolio turnover rate (H)	15	%(E)	18%	41%	13%		11%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Multi-Manager International Portfolio
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.88		$9.15	$9.01	$9.75	$8.45	$6.50
Investment operations
Net investment income (loss) (A) (B)	0.15		0.04	0.09	0.02	0.02	0.03
Net realized and unrealized gain (loss)	0.11		1.72	0.23	(0.74)	1.33	1.92
Total investment operations	0.26		1.76	0.32	(0.72)	1.35	1.95
Distributions
Net investment income	(0.08)		(0.03)	(0.18)	(0.02)	(0.05)	—
Total distributions	(0.08)		(0.03)	(0.18)	(0.02)	(0.05)	—
Net asset value
End of period/year	$11.06		$10.88	$9.15	$9.01	$9.75	$8.45
Total return (C)	2.37	%(D)	19.26%	3.87%	(7.42)%	16.10%	30.00%
Net assets end of period/year (000’s)	$82,479		$88,681	$92,050	$117,858	$144,849	$132,777
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.38	%(F)	1.40%	1.38%	1.34%	1.36%	1.43%
Before (waiver/reimbursement) recapture	1.38	%(F)	1.40%	1.38%	1.34%	1.36%	1.43%
Net investment income (loss) to average net assets (B)	2.88	%(F)	0.40%	1.07%	0.16%	0.27%	0.50%
Portfolio turnover rate (G)	15	%(D)	18%	41%	13%	11%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Multi-Manager International Portfolio
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$10.96		$9.23	$9.11	$9.86	$8.84
Investment operations
Net investment income (loss) (B) (C)	0.21		0.14	0.16	0.11	(0.02)
Net realized and unrealized gain (loss)	0.11		1.73	0.25	(0.74)	1.19
Total investment operations	0.32		1.87	0.41	(0.63)	1.17
Distributions
Net investment income	(0.20)		(0.14)	(0.29)	(0.12)	(0.15)
Total distributions	(0.20)		(0.14)	(0.29)	(0.12)	(0.15)
Net asset value
End of period/year	$11.08		$10.96	$9.23	$9.11	$9.86
Total return (D)	2.94	%(E)	20.53%	5.07%	(6.49)%	13.41	%(E)
Net assets end of period/year (000’s)	$27,653		$32,954	$28,450	$28,748	$28,047
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.31	%(G)	0.31%	0.28%	0.29%	0.34	%(G)
Before (waiver/reimbursement) recapture	0.31	%(G)	0.31%	0.28%	0.29%	0.34	%(G)
Net investment income (loss) to average net assets (C)	3.92	%(G)	1.39%	1.87%	1.12%	(0.21	)%(G)
Portfolio turnover rate (H)	15	%(E)	18%	41%	13%	11	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS

At April 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Multi-Manager Alternative Strategies Portfolio, and Transamerica Multi-Manager International Portfolio (each, a “Fund” and collectively, the “Funds”) are series of the Trust.

The Funds, with the exception of Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Multi-Manager International Portfolio, currently offer five classes of shares: Class A, Class B, Class C, Class I, and Class R. Transamerica Multi-Manager Alternative Strategies Portfolio currently offers three classes of shares: Class A, Class C, and Class I. Transamerica Multi-Manager International Portfolio currently offers four classes of shares: Class A, Class B, Class C, and Class I. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. As of November 1, 2013, Class B shares were no longer available to existing investors except for exchanges and dividend and capital gains reinvestment.

Each Fund, a “fund of fund”, invests the majority of its assets among certain affiliated series of the Trust (hereafter referred to as “Underlying Funds”). The financial statements of the Underlying Funds, including the Schedules of Investments, should be read in conjunction with the Funds’ financial statements. The Underlying Funds’ shareholder reports are available without charge at www.transamericainvestments.com and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the administrator, the distributor, the Funds’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Funds by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Funds; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Fund’s investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and their dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Funds. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees materials, tax returns, expenses and budgeting; tax compliance

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Repurchase agreements: In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at April 30, 2014 are shown on a gross basis in the Schedules of Investments.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2014 are listed in the Schedules of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) for the Funds are from investments in shares of investment companies.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the Underlying Funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. (continued)

by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the investment companies in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

Fund Name/Breakpoint	Rate
Transamerica Asset Allocation - Conservative Portfolio
ANA	0.10%
Transamerica Asset Allocation - Growth Portfolio
ANA	0.10%
Transamerica Asset Allocation - Moderate Growth Portfolio
ANA	0.10%
Transamerica Asset Allocation - Moderate Portfolio
ANA	0.10%

Fund Name/Breakpoint	Rate
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.20%
Over $500 million up to $1 billion	0.19
Over $1 billion	0.18
Transamerica Multi-Manager International Portfolio
ANA	0.10%

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Asset Allocation - Conservative Portfolio	0.45%	March 1, 2015
Transamerica Asset Allocation - Growth Portfolio	0.45	March 1, 2015
Transamerica Asset Allocation - Moderate Growth Portfolio	0.45	March 1, 2015
Transamerica Asset Allocation - Moderate Portfolio	0.45	March 1, 2015
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55	March 1, 2015
Transamerica Multi-Manager International Portfolio	0.45	March 1, 2015

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

During the period ended April 30, 2014, there were no amounts recaptured by TAM.

The following amounts are available for recapture by TAM as of April 30, 2014:

Fund Name/Class	Amount Available	Year Reimbursed
Transamerica Multi-Manager International Portfolio
Class B	$10,232	2012
	8,687	2013
	3,231	2014

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.25% for Class A (effective March 1, 2014); 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R. Prior to March 1, 2014, the Funds were authorized under the 12b-1 plans to pay up to 0.30% for Class A. 12b-1 fees are not applicable for Class I. Amounts paid are included in the Statements of Operations.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2014, the underwriter commissions were as follows:

Transamerica Asset Allocation - Conservative Portfolio
Received by Underwriter	$512,575
Retained by Underwriter	84,934
Contingent Deferred Sales Charge	37,671
Transamerica Asset Allocation - Growth Portfolio
Received by Underwriter	$1,296,954
Retained by Underwriter	199,281
Contingent Deferred Sales Charge	49,283
Transamerica Asset Allocation - Moderate Growth Portfolio
Received by Underwriter	$2,087,720
Retained by Underwriter	329,391
Contingent Deferred Sales Charge	77,330

Transamerica Asset Allocation - Moderate Portfolio
Received by Underwriter	$1,322,583
Retained by Underwriter	212,218
Contingent Deferred Sales Charge	44,661
Transamerica Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$109,134
Retained by Underwriter	17,984
Contingent Deferred Sales Charge	13,239
Transamerica Multi-Manager International Portfolio
Received by Underwriter	$36,195
Retained by Underwriter	5,661
Contingent Deferred Sales Charge	4,663

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.0175% of ANA. The Legal fees on the Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services as follows:

Class A, B, C & R*
Open Account	$21.00
Closed Account	1.50

Class I*
Open Direct Account	$21.00
Open Networked Account	8.00
Closed Account	1.50
Sub-Transfer Agent and Omnibus Intermediary Fees	10 bps	**

*	Applicable out-of pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the Funds.
**	bps – Basis Points. A basis point is a unit equal to 1/100th of 1%, and is commonly used to denote the change in a financial instrument.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transfer Agent Fees paid and the amounts due to TFS for the period ended April 30, 2014 are as follows:

Fund Name	Fees Paid to TFS	Fees Due to TFS
Transamerica Asset Allocation - Conservative Portfolio	$488,143	$96,540
Transamerica Asset Allocation - Growth Portfolio	982,031	155,976
Transamerica Asset Allocation - Moderate Growth Portfolio	1,537,848	251,538
Transamerica Asset Allocation - Moderate Portfolio	947,840	157,969
Transamerica Multi-Manager Alternative Strategies Portfolio	351,686	60,320
Transamerica Multi-Manager International Portfolio	173,039	31,924

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Funds may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended April 30, 2014 were as follows:

Fund Name	Purchases of affiliated investments	Proceeds from maturities and sales of affiliated investments
Transamerica Asset Allocation - Conservative Portfolio	$100,905,127	$181,605,354
Transamerica Asset Allocation - Growth Portfolio	146,443,812	178,639,231
Transamerica Asset Allocation - Moderate Growth Portfolio	373,890,564	445,598,649
Transamerica Asset Allocation - Moderate Portfolio	181,407,959	250,268,329
Transamerica Multi-Manager Alternative Strategies Portfolio	253,521,669	327,547,156
Transamerica Multi-Manager International Portfolio	30,603,050	54,376,165

There were no transactions in U.S. Government securities during the period ended April 30, 2014.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, and capital loss carryforwards.

NOTE 6. SUBSEQUENT EVENTS

On June 11, 2014, Aegon USA Investment Management, LLC, an affiliate of the Funds, became sub-adviser to Transamerica Multi- Manager Alternative Strategies Portfolio after shareholder approval. Prior to June 11, 2014, the Fund did not retain a sub-adviser. TAM is the current investment adviser to the Fund, and was also the investment adviser to the Fund prior to June 11, 2014.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 6. (continued)

Effective on or about August 1, 2014, Transamerica Multi-Manager International Portfolio is anticipated to restructure from a fund-of-funds to a fund that will by sub-advised by Rockefeller & Co., Inc. and invest in securities utilizing a global equity strategy. As part of the restructuring the fund name, investment strategy, and advisory fees will change. The fund will be renamed Transamerica Global Equity. In addition to Classes A, B, C and I that are currently offered, the fund will offer Class I2 shares.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2014

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2014

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2014

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Open Funds

Semi-Annual Report

April 30, 2014

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Shareholder,

We would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders and we believe it to be an important part of the investment process. This report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

In order to provide a context for reading this report, we believe it is important to understand market conditions over the previous six months. In November 2013, a sense of relief washed over investors as both the U.S. government shutdown and the threat of a U.S. government default ended. As a result, U.S. and many international equities surged ahead throughout November and December. While bonds held their ground in November, December was not so kind as the Federal Reserve (the “Fed”) announced that its first reduction in bond purchases would occur in January. When the Fed was tapering bond purchases in January, China’s Central Bank tightened monetary conditions. The two combined to pressure equities around the globe. Ironically, this boosted U.S. Treasuries throughout January as investors sought a safe haven. In February, U.S. Equities bounced back and managed to recapture much of the previous month’s losses. In March and April, large caps managed to hold onto gains while the sell-off resumed for small caps, technology and bio-technology, due in part to lofty valuations.

For the six months ending April 30, 2014, the Standard & Poor’s 500® Index gained 8.36% while the MSCI Europe, Australasia, Far East Index, representing international developed market equities, gained 4.67%. During the same period, the Barclays U.S. Aggregate Bond Index added 1.74%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Transamerica Asset Management, Inc.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2013, and held for the entire period until April 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Capital Growth
Class A	$1,000.00	$1,031.50	$6.45(B	)	$1,018.45	$6.41	1.28%
Class B	1,000.00	1,026.60	11.05(B	)	1,013.89	10.99	2.20
Class C	1,000.00	1,028.60	9.76(B	)	1,015.17	9.69	1.94
Class I	1,000.00	1,033.30	4.79(B	)	1,020.08	4.76	0.95
Class I2	1,000.00	1,033.90	4.14(B	)	1,020.73	4.11	0.82

Transamerica Concentrated Growth
Class A	1,000.00	987.20	1.99(C	)	1,018.84	6.01	1.20
Class C	1,000.00	985.90	3.24(C	)	1,015.13	9.74	1.95
Class I	1,000.00	1,053.90	5.86(B	)	1,019.09	5.76	1.15
Class I2	1,000.00	987.80	1.43(C	)	1,020.53	4.31	0.86

Transamerica Diversified Equity
Class A	1,000.00	1,051.50	6.71(B	)	1,018.25	6.61	1.32
Class B	1,000.00	1,047.50	11.02(B	)	1,014.03	10.84	2.17
Class C	1,000.00	1,047.50	10.56(B	)	1,014.48	10.39	2.08
Class I	1,000.00	1,053.70	4.68(B	)	1,020.23	4.61	0.92
Class I2	1,000.00	1,054.70	4.02(B	)	1,020.88	3.96	0.79
Class T	1,000.00	1,054.10	4.53(B	)	1,020.38	4.46	0.89

Transamerica Funds	Semi-Annual Report 2014

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Dividend Focused
Class A	$1,000.00	$1,091.40	$5.03(B	)	$1,019.98	$4.86	0.97%
Class C	1,000.00	1,087.40	9.32(B	)	1,015.87	9.00	1.80
Class I	1,000.00	1,092.70	4.20(B	)	1,020.78	4.06	0.81
Class I2	1,000.00	1,094.10	3.69(B	)	1,021.27	3.56	0.71

Transamerica Emerging Markets Debt
Class A	1,000.00	1,029.00	6.14(B	)	1,018.75	6.11	1.22
Class C	1,000.00	1,025.90	9.34(B	)	1,015.57	9.30	1.86
Class I	1,000.00	1,031.40	4.08(B	)	1,020.78	4.06	0.81
Class I2	1,000.00	1,031.90	3.63(B	)	1,021.22	3.61	0.72

Transamerica Emerging Markets Equity
Class A	1,000.00	959.00	7.72(B	)	1,016.91	7.95	1.59
Class C	1,000.00	955.40	11.01(B	)	1,013.54	11.33	2.27
Class I	1,000.00	959.80	6.22(B	)	1,018.45	6.41	1.28
Class I2	1,000.00	961.00	5.69(B	)	1,018.99	5.86	1.17

Transamerica Enhanced Muni
Class A	1,000.00	1,045.50	4.36(B	)	1,020.53	4.31	0.86
Class C	1,000.00	1,042.70	7.39(B	)	1,017.56	7.30	1.46
Class I	1,000.00	1,047.00	3.60(B	)	1,021.27	3.56	0.71

Transamerica Flexible Income
Class A	1,000.00	1,023.20	4.46(B	)	1,020.38	4.46	0.89
Class B	1,000.00	1,017.60	8.75(B	)	1,016.12	8.75	1.75
Class C	1,000.00	1,019.60	8.11(B	)	1,016.76	8.10	1.62
Class I	1,000.00	1,024.50	3.16(B	)	1,021.67	3.16	0.63
Class I2	1,000.00	1,023.90	2.66(B	)	1,022.17	2.66	0.53

Transamerica Floating Rate
Class A	1,000.00	1,015.70	5.40(B	)	1,019.44	5.41	1.08	(D)
Class C	1,000.00	1,012.10	8.98(B	)	1,015.87	9.00	1.80	(D)
Class I	1,000.00	1,017.10	4.00(B	)	1,020.83	4.01	0.80	(D)
Class I2	1,000.00	1,017.20	4.00(B	)	1,020.83	4.01	0.80	(D)

Transamerica Global Bond
Class A	1,000.00	1,025.10	1.69(C	)	1,019.84	5.01	1.00
Class C	1,000.00	1,023.80	2.96(C	)	1,016.12	8.75	1.75
Class I	1,000.00	1,025.50	1.27(C	)	1,021.08	3.76	0.75
Class I2	1,000.00	1,025.50	1.27(C	)	1,021.08	3.76	0.75

Transamerica Growth Opportunities
Class A	1,000.00	998.60	6.84(B	)	1,017.95	6.90	1.38
Class B	1,000.00	994.10	11.03(B	)	1,013.74	11.13	2.23
Class C	1,000.00	995.20	10.59(B	)	1,014.18	10.69	2.14
Class I	1,000.00	1,000.50	4.91(B	)	1,019.89	4.96	0.99
Class I2	1,000.00	1,000.50	4.12(B	)	1,020.68	4.16	0.83

Transamerica High Yield Bond
Class A	1,000.00	1,044.00	4.97(B	)	1,019.94	4.91	0.98
Class B	1,000.00	1,039.80	9.15(B	)	1,015.82	9.05	1.81
Class C	1,000.00	1,040.30	8.80(B	)	1,016.17	8.70	1.74
Class I	1,000.00	1,044.90	3.85(B	)	1,021.03	3.81	0.76
Class I2	1,000.00	1,045.40	3.30(B	)	1,021.57	3.26	0.65

Transamerica High Yield Muni
Class A	1,000.00	1,079.60	4.69(B	)	1,020.28	4.56	0.91	(D)
Class C	1,000.00	1,076.70	7.78(B	)	1,017.31	7.55	1.51	(D)
Class I	1,000.00	1,080.30	3.92(B	)	1,021.03	3.81	0.76	(D)

Transamerica Income & Growth
Class A	1,000.00	1,034.20	5.65(B	)	1,019.24	5.61	1.12
Class C	1,000.00	1,031.40	9.17(B	)	1,015.77	9.10	1.82
Class I	1,000.00	1,036.30	4.34(B	)	1,020.53	4.31	0.86
Class I2	1,000.00	1,036.80	3.79(B	)	1,021.08	3.76	0.75

Transamerica Inflation Opportunities
Class A	1,000.00	1,011.60	1.68(C	)	1,019.84	5.01	1.00
Class C	1,000.00	1,010.30	2.94(C	)	1,016.12	8.75	1.75
Class I	1,000.00	1,012.00	1.26(C	)	1,021.08	3.76	0.75
Class I2	1,000.00	1,012.00	1.26(C	)	1,021.08	3.76	0.75

Transamerica Funds	Semi-Annual Report 2014

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica International Equity
Class A	$1,000.00	$1,036.10	$6.46(B	)	$1,018.45	$6.41	1.28%
Class C	1,000.00	1,032.00	9.87(B	)	1,015.08	9.79	1.96
Class I	1,000.00	1,037.30	4.85(B	)	1,020.03	4.81	0.96
Class I2	1,000.00	1,038.00	4.35(B	)	1,020.53	4.31	0.86

Transamerica International Small Cap Value
Class I	1,000.00	1,054.10	5.86(B	)	1,019.09	5.76	1.15
Class I2	1,000.00	1,054.20	5.35(B	)	1,019.59	5.26	1.05

Transamerica Large Cap Value
Class A	1,000.00	1,075.20	5.45(B	)	1,019.54	5.31	1.06
Class C	1,000.00	1,071.70	9.09(B	)	1,016.02	8.85	1.77
Class I	1,000.00	1,077.10	4.07(B	)	1,020.88	3.96	0.79
Class I2	1,000.00	1,077.70	3.55(B	)	1,021.37	3.46	0.69

Transamerica Mid Cap Growth
Class A	1,000.00	1,048.00	6.75(B	)	1,018.20	6.66	1.33
Class C	1,000.00	1,044.00	10.39(B	)	1,014.63	10.24	2.05
Class I	1,000.00	1,049.10	5.33(B	)	1,019.59	5.26	1.05
Class I2	1,000.00	1,050.10	5.34(B	)	1,019.59	5.26	1.05

Transamerica MLP & Energy Income
Class A	1,000.00	1,100.60	8.18(B	)	1,017.01	7.85	1.57
Class C	1,000.00	1,097.20	11.86(B	)	1,013.49	11.38	2.28
Class I	1,000.00	1,102.60	6.83(B	)	1,018.30	6.56	1.31
Class I2	1,000.00	1,103.10	6.26(B	)	1,018.84	6.01	1.20

Transamerica Money Market
Class A	1,000.00	1,000.00	1.04(B	)	1,023.75	1.05	0.21
Class B	1,000.00	1,000.00	1.09(B	)	1,023.70	1.10	0.22
Class C	1,000.00	1,000.00	1.09(B	)	1,023.70	1.10	0.22
Class I	1,000.00	1,000.10	0.99(B	)	1,023.80	1.00	0.20
Class I2	1,000.00	1,000.10	1.04(B	)	1,023.75	1.05	0.21

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,059.40	6.43(B	)	1,018.55	6.31	1.26	(D)
Class B	1,000.00	1,054.20	11.05(B	)	1,014.03	10.84	2.17	(D)
Class C	1,000.00	1,056.20	9.69(B	)	1,015.37	9.49	1.90	(D)
Class I	1,000.00	1,061.30	4.70(B	)	1,020.23	4.61	0.92	(D)

Transamerica Opportunistic Allocation
Class A	1,000.00	1,073.60	6.32(B	)	1,018.70	6.16	1.23	(D)
Class C	1,000.00	1,070.50	10.01(B	)	1,015.13	9.74	1.95	(D)
Class I	1,000.00	1,075.90	4.89(B	)	1,020.08	4.76	0.95	(D)

Transamerica Short-Term Bond
Class A	1,000.00	1,013.90	4.19(B	)	1,020.63	4.21	0.84
Class C	1,000.00	1,010.20	7.92(B	)	1,016.91	7.95	1.59
Class I	1,000.00	1,015.10	3.15(B	)	1,021.67	3.16	0.63
Class I2	1,000.00	1,014.60	2.65(B	)	1,022.17	2.66	0.53

Transamerica Small Cap Core
Class A	1,000.00	1,053.80	6.77(B	)	1,018.20	6.66	1.33
Class C	1,000.00	1,050.60	10.42(B	)	1,014.63	10.24	2.05
Class I	1,000.00	1,055.30	5.35(B	)	1,019.59	5.26	1.05
Class I2	1,000.00	1,055.40	5.35(B	)	1,019.59	5.26	1.05

Transamerica Small Cap Growth
Class A	1,000.00	973.30	6.41(B	)	1,018.30	6.56	1.31
Class C	1,000.00	970.70	9.53(B	)	1,015.13	9.74	1.95
Class I	1,000.00	975.00	4.99(B	)	1,019.74	5.11	1.02
Class I2	1,000.00	975.00	4.36(B	)	1,020.38	4.46	0.89

Transamerica Small Cap Value
Class A	1,000.00	1,040.20	7.23(B	)	1,017.70	7.15	1.43
Class C	1,000.00	1,037.40	9.95(B	)	1,015.03	9.84	1.97
Class I	1,000.00	1,042.30	5.27(B	)	1,019.64	5.21	1.04
Class I2	1,000.00	1,043.20	4.66(B	)	1,020.23	4.61	0.92

Transamerica Funds	Semi-Annual Report 2014

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Small/Mid Cap Value
Class A	$1,000.00	$1,058.00	$6.63(B	)	$1,018.35	$6.51	1.30%
Class B	1,000.00	1,054.20	10.24(B	)	1,014.83	10.04	2.01
Class C	1,000.00	1,054.30	10.03(B	)	1,015.03	9.84	1.97
Class I	1,000.00	1,059.90	4.85(B	)	1,020.08	4.76	0.95
Class I2	1,000.00	1,060.30	4.34(B	)	1,020.58	4.26	0.85

Transamerica Strategic High Income
Class A	1,000.00	1,020.50	2.03(C	)	1,018.84	6.01	1.20	(D)
Class C	1,000.00	1,019.00	3.29(C	)	1,015.13	9.74	1.95	(D)
Class I	1,000.00	1,020.70	1.60(C	)	1,020.08	4.76	0.95	(D)
Class I2	1,000.00	1,019.70	1.60(C	)	1,020.08	4.76	0.95	(D)

Transamerica Tactical Allocation
Class A	1,000.00	1,030.80	5.69(B	)	1,019.19	5.66	1.13	(D)
Class C	1,000.00	1,026.50	9.30(B	)	1,015.62	9.25	1.85	(D)
Class I	1,000.00	1,031.50	4.28(B	)	1,020.58	4.26	0.85	(D)

Transamerica Tactical Income
Class A	1,000.00	1,038.50	4.50(B	)	1,020.38	4.46	0.89	(D)
Class C	1,000.00	1,034.90	8.22(B	)	1,016.71	8.15	1.63	(D)
Class I	1,000.00	1,039.80	3.24(B	)	1,021.62	3.21	0.64	(D)

Transamerica Tactical Rotation
Class A	1,000.00	1,040.40	5.72(B	)	1,019.19	5.66	1.13	(D)
Class C	1,000.00	1,037.30	9.35(B	)	1,015.62	9.25	1.85	(D)
Class I	1,000.00	1,042.10	4.30(B	)	1,020.58	4.26	0.85	(D)

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Fund commenced operations on March 1, 2014. Actual expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the funds were in operation for the entire six-month period ended April 30, 2014. Thus, the hypothetical expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(D)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition

At April 30, 2014

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Capital Growth	% of Net Assets
Common Stocks	93.9%
Securities Lending Collateral	11.2
Repurchase Agreement	6.4
Purchased Foreign Exchange Option	0.1
Preferred Stock	0.0 *
Other Assets and Liabilities - Net	(11.6)
Total	100.0%

Transamerica Concentrated Growth (formerly, The Torray Resolute Fund)	% of Net Assets
Common Stocks	97.2%
Securities Lending Collateral	11.7
Repurchase Agreement	2.8
Other Assets and Liabilities - Net	(11.7)
Total	100.0%

Transamerica Diversified Equity	% of Net Assets
Common Stocks	97.1%
Securities Lending Collateral	3.1
Repurchase Agreement	2.9
Other Assets and Liabilities - Net	(3.1)
Total	100.0%

Transamerica Dividend Focused	% of Net Assets
Common Stocks	95.1%
Repurchase Agreement	4.2
Securities Lending Collateral	0.5
Other Assets and Liabilities - Net	0.2
Total	100.0%

Transamerica Emerging Markets Debt	% of Net Assets
Foreign Government Obligations	52.1%
Corporate Debt Securities	42.3
Securities Lending Collateral	18.5
Repurchase Agreement	4.0
Asset-Backed Security	1.5
Other Assets and Liabilities - Net+	(18.4)
Total	100.0%

Transamerica Emerging Markets Equity	% of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	9.0
Preferred Stocks	1.2
Repurchase Agreement	1.2
Right	0.0 *
Other Assets and Liabilities - Net	(8.7)
Total	100.0%

Transamerica Enhanced Muni	% of Net Assets
Illinois	13.6%
California	11.5
Florida	6.7
Ohio	6.7
Pennsylvania	6.2
Arizona	6.1
Michigan	5.2
Minnesota	4.1
Texas	3.9
Connecticut	3.7
Repurchase Agreements	3.7
Colorado	3.1
New York	3.1
Puerto Rico	2.3
Utah	1.9
New Mexico	1.7
Montana	1.6
New Jersey	1.5
Wisconsin	1.5
Louisiana	1.4
Oregon	1.0
Nevada	1.0
North Carolina	1.0
South Carolina	0.9
Indiana	0.9
Mississippi	0.8
Kentucky	0.7
Washington	0.7
Alaska	0.6
Idaho	0.5
North Dakota	0.5
District of Columbia	0.5
Georgia	0.4
Maryland	0.4
Maine	0.4
Kansas	0.3
Virginia	0.3
Alabama	0.3
Rhode Island	0.2
Tennessee	0.1
Nebraska	0.1
West Virginia	0.1
Oklahoma	0.1
Iowa	0.1
Hawaii	0.1
Other Assets and Liabilities - Net	(1.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition (continued)

At April 30, 2014

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Flexible Income	% of Net Assets
Corporate Debt Securities	57.0%
Mortgage-Backed Securities	12.9
U.S. Government Obligations	10.4
Asset-Backed Securities	7.2
Securities Lending Collateral	7.0
Short-Term U.S. Government Obligations	4.0
U.S. Government Agency Obligations	3.8
Foreign Government Obligations	1.4
Preferred Stocks	1.3
Preferred Corporate Debt Security	1.1
Municipal Government Obligations	0.8
Repurchase Agreement	0.8
Loan Assignments	0.6
Warrant	0.5
Convertible Bond	0.4
Common Stock	0.2
Other Assets and Liabilities - Net	(9.4)
Total	100.0%

Transamerica Floating Rate	% of Net Assets
Loan Assignments	87.4%
Repurchase Agreement	6.0
Corporate Debt Securities	3.3
Securities Lending Collateral	2.3
Investment Company	1.1
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Global Bond	% of Net Assets
Foreign Government Obligations	81.7%
Corporate Debt Securities	13.5
Repurchase Agreement	4.1
Other Assets and Liabilities - Net+	0.7
Total	100.0%

Transamerica Growth Opportunities	% of Net Assets
Common Stocks	95.9%
Securities Lending Collateral	20.2
Repurchase Agreement	3.8
Preferred Stocks	0.3
Purchased Foreign Exchange Option	0.1
Convertible Preferred Stocks	0.1
Other Assets and Liabilities - Net	(20.4)
Total	100.0%

Transamerica High Yield Bond	% of Net Assets
Corporate Debt Securities	87.5%
Securities Lending Collateral	12.3
Repurchase Agreement	4.5
Loan Assignments	4.3
Preferred Stocks	2.1
Preferred Corporate Debt Security	0.7
Common Stocks	0.3
Warrants	0.0 *
Other Assets and Liabilities - Net	(11.7)
Total	100.0%

Transamerica High Yield Muni	% of Net Assets
Illinois	15.0%
Pennsylvania	10.0
Michigan	9.9
California	9.1
Wisconsin	8.2
Puerto Rico	7.6
Florida	5.8
Texas	4.8
Repurchase Agreement	4.3
Louisiana	3.8
Ohio	3.4
New Jersey	2.9
Utah	2.8
Iowa	2.0
South Carolina	1.9
Investment Company	1.6
Missouri	1.2
Indiana	1.0
Rhode Island	0.8
New York	0.7
Kansas	0.5
District of Columbia	0.4
Oregon	0.4
Washington	0.2
Other Assets and Liabilities - Net	1.7
Total	100.0%

Transamerica Income & Growth	% of Net Assets
Common Stocks	81.9%
Securities Lending Collateral	18.1
Master Limited Partnerships	14.3
Repurchase Agreement	3.8
Other Assets and Liabilities - Net	(18.1)
Total	100.0%

Transamerica Inflation Opportunities	% of Net Assets
U.S. Government Obligations	50.4%
Foreign Government Obligations	22.2
Corporate Debt Securities	17.4
Repurchase Agreement	3.2
U.S. Government Agency Obligations	2.5
Securities Lending Collateral	2.0
Mortgage-Backed Security	1.5
Preferred Stocks	1.2
Asset-Backed Security	1.0
Short-Term U.S. Government Obligations	0.1
Other Assets and Liabilities - Net+	(1.5)
Total	100.0%

Transamerica International Equity	% of Net Assets
Common Stocks	95.0%
Securities Lending Collateral	10.1
Repurchase Agreement	2.6
Convertible Preferred Stock	1.0
Preferred Stock	0.9
Other Assets and Liabilities - Net	(9.6)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition (continued)

At April 30, 2014

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica International Small Cap Value	% of Net Assets
Common Stocks	97.0%
Securities Lending Collateral	3.9
Repurchase Agreement	1.3
Preferred Stock	1.1
Other Assets and Liabilities - Net	(3.3)
Total	100.0%

Transamerica Large Cap Value	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	2.1
Repurchase Agreement	1.9
Other Assets and Liabilities - Net	(2.1)
Total	100.0%

Transamerica Mid Cap Growth	% of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	25.5
Repurchase Agreement	0.8
Other Assets and Liabilities - Net	(25.6)
Total	100.0%

Transamerica MLP & Energy Income	% of Net Assets
Common Stocks	52.2%
Master Limited Partnerships	32.9
Securities Lending Collateral	25.5
Corporate Debt Securities	7.7
Repurchase Agreement	5.8
Preferred Stock	0.7
Other Assets and Liabilities - Net	(24.8)
Total	100.0%

Transamerica Money Market	% of Net Assets
Commercial Paper	56.0%
Certificates of Deposit	28.7
Repurchase Agreements	5.7
Corporate Debt Securities	4.2
Short-Term U.S. Government Agency Obligation	3.0
Short-Term U.S. Government Obligation	2.5
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Multi-Managed Balanced	% of Net Assets
Common Stocks	60.3%
U.S. Government Agency Obligations	11.3
Corporate Debt Securities	10.1
U.S. Government Obligations	5.4
Asset-Backed Securities	4.9
Mortgage-Backed Securities	4.3
Securities Lending Collateral	1.5
Repurchase Agreement	1.2
Short-Term Investment Company	1.2
Foreign Government Obligations	0.6
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Short-Term U.S. Government Obligation	0.1
Other Assets and Liabilities - Net+	(1.2)
Total	100.0%

Transamerica Opportunistic Allocation	% of Net Assets
Capital Markets	93.8%
Securities Lending Collateral	17.3
Repurchase Agreement	5.8
Other Assets and Liabilities - Net	(16.9)
Total	100.0%

Transamerica Short-Term Bond	% of Net Assets
Corporate Debt Securities	60.2%
Mortgage-Backed Securities	22.3
Asset-Backed Securities	12.2
Securities Lending Collateral	3.1
Loan Assignments	2.2
Repurchase Agreement	1.3
Preferred Corporate Debt Security	1.1
Municipal Government Obligation	0.3
U.S. Government Agency Obligation	0.0 *
Other Assets and Liabilities - Net	(2.7)
Total	100.0%

Transamerica Small Cap Core	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	25.6
Repurchase Agreement	2.3
Master Limited Partnership	0.4
Other Assets and Liabilities - Net	(26.4)
Total	100.0%

Transamerica Small Cap Growth	% of Net Assets
Common Stocks	97.4%
Securities Lending Collateral	21.0
Repurchase Agreement	4.3
Other Assets and Liabilities - Net	(22.7)
Total	100.0%

Transamerica Small Cap Value	% of Net Assets
Common Stocks	97.4%
Securities Lending Collateral	16.6
Repurchase Agreement	2.8
Other Assets and Liabilities - Net	(16.8)
Total	100.0%

Transamerica Small/Mid Cap Value	% of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	10.2
Repurchase Agreement	1.3
Other Assets and Liabilities - Net	(10.3)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition (continued)

At April 30, 2014

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Strategic High Income	% of Net Assets
Common Stocks	46.9%
Corporate Debt Securities	33.4
Securities Lending Collateral	20.6
Preferred Stocks	13.7
Repurchase Agreement	5.7
Investment Company	0.7
Other Assets and Liabilities - Net	(21.0)
Total	100.0%

Transamerica Tactical Allocation	% of Net Assets
Investment Companies	97.5%
Securities Lending Collateral	10.5
Repurchase Agreement	3.9
Other Assets and Liabilities - Net	(11.9)
Total	100.0%

*	Percentage rounds to less than 0.1%

+	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Tactical Income	% of Net Assets
Investment Companies	98.7%
Securities Lending Collateral	25.0
Repurchase Agreement	1.6
Other Assets and Liabilities - Net	(25.3)
Total	100.0%

Transamerica Tactical Rotation	% of Net Assets
Investment Companies	95.5%
Securities Lending Collateral	25.4
Repurchase Agreement	5.8
Other Assets and Liabilities - Net	(26.7)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2014

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	1,099,962	$ 0

Total Preferred Stock (cost $4,993,827)		0

COMMON STOCKS - 93.9%
Automobiles - 3.0%
Tesla Motors, Inc. (A) (E)	138,551	28,803,367
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (A)	31,715	5,017,313
Gilead Sciences, Inc. (A)	132,688	10,414,681
Regeneron Pharmaceuticals, Inc. - Class A (A)	16,140	4,791,805
Capital Markets - 1.5%
BlackRock, Inc. - Class A	47,055	14,163,555
Chemicals - 2.0%
Monsanto Co.	169,599	18,774,609
Commercial Services & Supplies - 2.5%
Edenred	720,970	24,315,767
Communications Equipment - 3.0%
Motorola Solutions, Inc.	452,424	28,765,118
Computers & Peripherals - 2.9%
Apple, Inc.	47,227	27,868,180
Diversified Financial Services - 2.5%
McGraw-Hill Financial, Inc.	193,380	14,296,584
MSCI, Inc. - Class A (A)	235,195	9,534,805
Electrical Equipment - 0.4%
SolarCity Corp. (A) (E)	64,817	3,451,505
Food Products - 3.9%
Keurig Green Mountain, Inc.	117,620	11,018,641
Mead Johnson Nutrition Co. - Class A	301,688	26,626,983
Health Care Equipment & Supplies - 3.1%
Intuitive Surgical, Inc. (A)	81,376	29,433,699
Health Care Technology - 1.0%
athenahealth, Inc. (A) (E)	75,125	9,288,455
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	272,159	19,219,869
Insurance - 4.1%
American International Group, Inc.	193,110	10,259,934
Arch Capital Group, Ltd. (A)	170,675	9,783,091
Progressive Corp.	798,592	19,365,856
Internet & Catalog Retail - 12.6%
Amazon.com, Inc. (A)	240,083	73,016,443
NetFlix, Inc. (A)	28,355	9,131,444
Priceline Group, Inc. (A)	32,904	38,094,606
Internet Software & Services - 18.6%
Facebook, Inc. - Class A (A)	1,287,944	76,993,292
Google, Inc. - Class A (A)	59,754	31,961,220
Google, Inc. - Class C (A)	72,559	38,213,923
LinkedIn Corp. - Class A (A)	85,784	13,165,271
Twitter, Inc. (A) (E)	463,953	18,080,248
IT Services - 6.1%
Mastercard, Inc. - Class A	402,781	29,624,542
Visa, Inc. - Class A	139,975	28,360,335
Life Sciences Tools & Services - 4.3%
Illumina, Inc. (A) (E)	299,573	40,696,992
Media - 3.0%
Charter Communications, Inc. - Class A (A)	65,484	8,875,046
Liberty Media Corp. - Class A (A)	27,225	3,531,355

	Shares	Value
Media (continued)
Naspers, Ltd. - Class N	138,232	$ 13,034,185
Sirius XM Holdings, Inc. (A) (E)	1,011,874	3,227,878
Oil, Gas & Consumable Fuels - 1.1%
Range Resources Corp.	112,199	10,148,400
Pharmaceuticals - 3.3%
Valeant Pharmaceuticals International, Inc. (A)	233,160	31,175,824
Professional Services - 1.2%
Intertek Group PLC	23,163	1,136,490
Verisk Analytics, Inc. - Class A (A)	172,479	10,364,263
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC - ADR (E)	198,428	9,032,443
Software - 6.0%
FireEye, Inc. (A) (E)	185,655	7,288,815
Salesforce.com, Inc. (A)	528,870	27,316,136
Splunk, Inc. (A)	170,556	9,307,241
Workday, Inc. - Class A (A)	191,155	13,967,696
Textiles, Apparel & Luxury Goods - 2.8%
Christian Dior SA (E)	130,318	26,785,015

Total Common Stocks (cost $659,894,578)		897,722,920

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (F)
Call Option - 0.1%
OTC - USD vs. CNY (C) Exercise Price CNY 6.50 Expires 01/07/2015 Counterparty: RBS	CNY 308,158,136	964,843

Total Purchased Foreign Exchange Option (cost $773,785)		964,843

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (G)	107,393,958	107,393,958

Total Securities Lending Collateral (cost $107,393,958)		107,393,958

	Principal	Value
REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Co. 0.01% (G), dated 04/30/2014, to be repurchased at $61,488,664 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.75%, due 11/15/2028, and with a total value of $62,720,044.	$ 61,488,647	61,488,647

Total Repurchase Agreement (cost $61,488,647)		61,488,647

Total Investment Securities (cost $834,544,795) (H)		1,067,570,368
Other Assets and Liabilities - Net - (11.6)%		(111,142,004)

Net Assets - 100.0%		$ 956,428,364

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	832,451,463	65,271,457	—	897,722,920
Purchased Foreign Exchange Option	—	964,843	—	964,843
Securities Lending Collateral	107,393,958	—	—	107,393,958
Repurchase Agreement	—	61,488,647	—	61,488,647
Total Investment Securities	$939,845,421	$127,724,947	$0	$1,067,570,368

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014
Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $964,843, or 0.10% of the fund’s net assets.
(D)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$4,993,827	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $104,383,108. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Cash in the amount of $850,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(G)	Rate shown reflects the yield at April 30, 2014.
(H)	Aggregate cost for federal income tax purposes is $834,544,795. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $250,646,020 and $17,620,447, respectively. Net unrealized appreciation for tax purposes is $233,025,573.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Concentrated Growth

(formerly, The Torray Resolute Fund)

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 7.5%
Precision Castparts Corp. (A)	28,983	$ 7,335,307
United Technologies Corp. (A)	71,385	8,446,987
Biotechnology - 7.0%
BioMarin Pharmaceutical, Inc. (A) (B)	70,625	4,112,494
Gilead Sciences, Inc. (A) (B)	72,310	5,675,612
Vertex Pharmaceuticals, Inc. (A) (B)	73,970	5,007,769
Capital Markets - 2.9%
Franklin Resources, Inc. (A)	116,685	6,108,460
Chemicals - 7.0%
FMC Corp. - Class A	95,570	7,358,890
Praxair, Inc. (A)	56,892	7,427,251
Communications Equipment - 4.0%
QUALCOMM, Inc.	106,770	8,403,867
Computers & Peripherals - 4.4%
Apple, Inc.	15,775	9,308,670
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. - Class A	68,267	6,509,258
Energy Equipment & Services - 2.3%
Core Laboratories NV	26,432	4,960,758
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc. (A)	87,678	6,382,082
Health Care Providers & Services - 3.1%
Express Scripts Holding Co. (B)	99,035	6,593,750
Household Products - 3.7%
Colgate-Palmolive Co.	116,443	7,836,614
Industrial Conglomerates - 3.9%
Danaher Corp.	113,426	8,323,200
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (B)	96,920	5,143,544
IT Services - 11.7%
Accenture PLC - Class A (A)	93,596	7,508,271
Fiserv, Inc. (A) (B)	148,342	9,016,227
Visa, Inc. - Class A (A)	40,765	8,259,396
Machinery - 3.1%
Cummins, Inc.	42,976	6,482,930

	Shares	Value
Oil, Gas & Consumable Fuels - 8.1%
Enbridge, Inc. (A)	183,935	$ 8,882,221
EOG Resources, Inc. (A)	83,332	8,166,536
Pharmaceuticals - 4.0%
Roche Holding AG - ADR	229,890	8,425,468
Real Estate Investment Trusts - 3.6%
American Tower Corp. - Class A	92,122	7,694,029
Software - 6.4%
Adobe Systems, Inc. (A) (B)	65,339	4,030,763
Micro Systems, Inc. (B)	81,010	4,172,015
Oracle Corp.	130,023	5,315,340
Textiles, Apparel & Luxury Goods - 6.0%
NIKE, Inc. - Class B	86,095	6,280,630
V.F. Corp.	105,370	6,437,054

Total Common Stocks (cost $204,833,839)		205,605,393

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	24,798,936	24,798,936

Total Securities Lending Collateral (cost $24,798,936)		24,798,936

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $5,849,637 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $5,969,295.	$ 5,849,636	5,849,636

Total Repurchase Agreement (cost $5,849,636)		5,849,636

Total Investment Securities (cost $235,482,411) (D)		236,253,965
Other Assets and Liabilities - Net - (11.7)%		(24,663,792)

Net Assets - 100.0%		$ 211,590,173

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$205,605,393	$—	$—	$205,605,393
Securities Lending Collateral	24,798,936	—	—	24,798,936
Repurchase Agreement	—	5,849,636	—	5,849,636
Total Investment Securities	$230,404,329	$5,849,636	$—	$236,253,965

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Concentrated Growth

(formerly, The Torray Resolute Fund)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $24,259,892. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $235,482,411. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,837,703 and $4,066,149, respectively. Net unrealized appreciation for tax purposes is $771,554.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 5.2%
Boeing Co.	167,740	$ 21,641,815
Honeywell International, Inc.	179,474	16,673,134
United Technologies Corp.	202,497	23,961,470
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	108,675	10,704,488
Beverages - 1.2%
Anheuser-Busch InBev NV - ADR	135,192	14,306,017
Biotechnology - 4.3%
Amgen, Inc.	169,037	18,889,885
Biogen IDEC, Inc. (A)	13,849	3,976,325
Celgene Corp. (A)	80,970	11,903,399
Gilead Sciences, Inc. (A)	216,696	17,008,469
Capital Markets - 0.7%
Waddell & Reed Financial, Inc. - Class A	123,104	8,303,365
Chemicals - 0.5%
Sherwin-Williams Co.	30,343	6,063,745
Commercial Banks - 0.6%
Itau Unibanco Holding SA - ADR	436,724	7,144,805
Commercial Services & Supplies - 0.6%
Tyco International, Ltd.	187,848	7,682,983
Communications Equipment - 4.2%
Cisco Systems, Inc.	344,872	7,969,992
F5 Networks, Inc. - Class B (A)	107,494	11,305,144
QUALCOMM, Inc.	390,544	30,739,718
Computers & Peripherals - 4.8%
Apple, Inc.	45,299	26,730,487
NetApp, Inc.	193,996	6,908,197
SanDisk Corp.	154,802	13,153,526
Western Digital Corp.	130,989	11,544,061
Consumer Finance - 1.6%
American Express Co.	222,348	19,439,886
Diversified Financial Services - 2.5%
Bank of America Corp.	897,607	13,589,770
IntercontinentalExchange Group, Inc.	55,689	11,385,059
JPMorgan Chase & Co.	102,091	5,715,054
Electrical Equipment - 0.9%
Rockwell Automation, Inc. - Class B	90,209	10,751,109
Electronic Equipment & Instruments - 0.1%
Knowles Corp. (A)	55,565	1,551,930
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	148,955	10,411,954
National Oilwell Varco, Inc.	166,067	13,041,242
Oceaneering International, Inc.	82,245	6,026,914
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	73,579	8,511,619
CVS Caremark Corp.	193,116	14,043,395
Food Products - 1.9%
Keurig Green Mountain, Inc. (B)	66,971	6,273,843
Mondelez International, Inc. - Class A	468,203	16,691,437
Health Care Equipment & Supplies - 4.6%
Becton Dickinson and Co.	116,292	13,144,485
CR Bard, Inc.	96,562	13,260,859
Medtronic, Inc.	274,427	16,141,796
Zimmer Holdings, Inc. - Class A	127,246	12,317,413
Health Care Providers & Services - 3.5%
Aetna, Inc.	189,559	13,543,991
Express Scripts Holding Co. (A)	196,222	13,064,461
HCA Holdings, Inc. (A)	115,695	6,016,140
McKesson Corp.	53,602	9,068,922

	Shares	Value
Hotels, Restaurants & Leisure - 2.6%
Starwood Hotels & Resorts Worldwide, Inc.	152,068	$ 11,656,012
Wyndham Worldwide Corp.	160,480	11,448,643
Wynn Resorts, Ltd.	38,977	7,947,021
Household Durables - 1.0%
PulteGroup, Inc.	626,065	11,513,335
Industrial Conglomerates - 2.1%
3M Co.	58,849	8,185,307
Danaher Corp.	237,231	17,408,011
Internet & Catalog Retail - 2.3%
Expedia, Inc.	126,631	8,989,535
HomeAway, Inc. (A)	96,059	3,133,445
Priceline Group, Inc. (A)	13,250	15,340,187
Internet Software & Services - 6.0%
Facebook, Inc. - Class A (A)	217,985	13,031,143
Google, Inc. - Class A (A)	29,924	16,005,749
Google, Inc. - Class C (A)	50,118	26,395,146
IAC/InterActiveCorp	188,913	12,521,154
Yahoo! Inc. (A)	130,658	4,697,155
IT Services - 3.3%
Alliance Data Systems Corp. (A) (B)	36,765	8,893,453
Paychex, Inc.	173,406	7,250,105
Vantiv, Inc. - Class A (A) (B)	157,377	4,839,343
Visa, Inc. - Class A	91,836	18,606,892
Machinery - 2.5%
Dover Corp.	101,831	8,798,198
Illinois Tool Works, Inc. - Class A	106,656	9,090,291
Parker Hannifin Corp.	99,430	12,615,679
Media - 5.2%
Comcast Corp. - Class A	423,972	21,944,791
DIRECTV (A)	146,739	11,386,946
Discovery Communications, Inc. - Series A (A)	102,479	7,778,156
Omnicom Group, Inc.	108,895	7,370,014
Scripps Networks Interactive, Inc. - Class A	85,452	6,414,882
Twenty-First Century Fox, Inc. - Class A	261,278	8,366,121
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	143,648	12,468,647
Cabot Oil & Gas Corp.	222,340	8,733,515
Devon Energy Corp. - Class A	99,970	6,997,900
Valero Energy Corp.	125,318	7,164,430
Pharmaceuticals - 4.9%
Allergan, Inc.	29,942	4,965,581
Bristol-Myers Squibb Co.	180,979	9,065,238
Eli Lilly & Co.	270,296	15,974,494
Johnson & Johnson	151,363	15,331,558
Merck & Co., Inc.	228,300	13,369,248
Salix Pharmaceuticals, Ltd. (A)	5,230	575,300
Semiconductors & Semiconductor Equipment - 5.6%
Altera Corp.	505,035	16,423,738
Linear Technology Corp.	138,255	6,152,348
Maxim Integrated Products, Inc. - Class A	364,992	11,840,340
Microchip Technology, Inc. (B)	209,246	9,947,555
Skyworks Solutions, Inc. (A)	295,138	12,115,415
Xilinx, Inc.	230,747	10,888,951
Software - 12.4%
Check Point Software Technologies, Ltd. - Class A (A) (B)	277,500	17,776,650
Informatica Corp. (A)	169,090	5,994,241
Intuit, Inc.	136,306	10,325,180

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Software (continued)
Microsoft Corp.	1,530,078	$ 61,815,151
NetSuite, Inc. (A)	34,591	2,674,230
Oracle Corp.	1,102,909	45,086,920
Red Hat, Inc. (A)	52,996	2,578,255
Salesforce.com, Inc. (A)	53,425	2,759,401
Specialty Retail - 3.9%
Home Depot, Inc.	250,881	19,947,548
Lowe’s Cos., Inc.	306,425	14,067,972
O’Reilly Automotive, Inc. (A)	73,958	11,004,211
TJX Cos., Inc.	30,278	1,761,574

Total Common Stocks (cost $863,016,329)		1,170,034,609

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	36,777,478	36,777,478

Total Securities Lending Collateral (cost $36,777,478)		36,777,478

Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co.
0.01% (C), dated 04/30/2014, to be repurchased at $35,448,091 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $36,159,509.

$ 35,448,082	$ 35,448,082

Total Repurchase Agreement (cost $35,448,082)	35,448,082

Total Investment Securities (cost $935,241,889) (D)	1,242,260,169
Other Assets and Liabilities - Net - (3.1)%	(37,161,314)

Net Assets - 100.0%	$ 1,205,098,855

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,170,034,609	$—	$—	$1,170,034,609
Securities Lending Collateral	36,777,478	—	—	36,777,478
Repurchase Agreement	—	35,448,082	—	35,448,082
Total Investment Securities	$1,206,812,087	$35,448,082	$—	$1,242,260,169

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $35,989,845. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $935,241,889. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $312,171,925 and $5,153,645, respectively. Net unrealized appreciation for tax purposes is $307,018,280.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 8.7%
General Dynamics Corp.	158,241	$ 17,319,478
Honeywell International, Inc.	408,000	37,903,200
Raytheon Co.	404,800	38,650,304
Airlines - 1.7%
Southwest Airlines Co.	737,300	17,820,541
Capital Markets - 3.6%
State Street Corp.	600,900	38,794,104
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.	432,500	29,115,900
Commercial Banks - 8.4%
PNC Financial Services Group, Inc.	492,100	41,356,084
Wells Fargo & Co.	989,600	49,123,744
Construction Materials - 2.2%
CRH PLC - ADR	798,500	23,380,080
Consumer Finance - 4.6%
American Express Co.	414,900	36,274,707
Santander Consumer USA Holdings, Inc. (A)	600,400	13,653,096
Diversified Financial Services - 7.6%
Bank of America Corp.	2,947,300	44,622,122
JPMorgan Chase & Co.	664,400	37,193,112
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	842,300	30,070,110
Verizon Communications, Inc.	531,500	24,836,995
Electric Utilities - 1.6%
Entergy Corp. - Class B	235,600	17,081,000
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.	137,800	10,984,038
Health Care Equipment & Supplies - 3.4%
Medtronic, Inc.	619,800	36,456,636
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	307,100	21,346,521
Industrial Conglomerates - 1.0%
General Electric Co.	398,200	10,707,598
Insurance - 1.8%
Loews Corp.	446,197	19,619,282
Machinery - 4.2%
Illinois Tool Works, Inc. - Class A	319,700	27,248,031
Stanley Black & Decker, Inc.	204,428	17,558,321
Metals & Mining - 0.9%
Rio Tinto PLC - ADR (B)	177,900	9,658,191

	Shares	Value
Multiline Retail - 2.8%
Target Corp.	479,800	$ 29,627,650
Oil, Gas & Consumable Fuels - 13.0%
BP PLC - ADR	731,800	37,043,716
ConocoPhillips	494,300	36,731,433
Occidental Petroleum Corp.	301,600	28,878,200
Phillips 66	451,600	37,582,152
Pharmaceuticals - 13.0%
Johnson & Johnson	391,500	39,655,035
Merck & Co., Inc.	699,900	40,986,144
Pfizer, Inc.	1,138,700	35,618,536
Teva Pharmaceutical Industries, Ltd. - ADR	487,228	23,805,960
Road & Rail - 1.3%
Norfolk Southern Corp.	142,100	13,432,713
Tobacco - 4.5%
Altria Group, Inc.	419,400	16,822,134
Philip Morris International, Inc.	370,300	31,634,729

Total Common Stocks (cost $813,564,153)		1,022,591,597

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	5,996,775	5,996,775

Total Securities Lending Collateral (cost $5,996,775)		5,996,775

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $44,765,221 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00%, due 06/25/2037 - 07/25/2037, and with a total value of $45,663,195.	$ 44,765,208	44,765,208

Total Repurchase Agreement (cost $44,765,208)		44,765,208

Total Investment Securities (cost $864,326,136) (D)		1,073,353,580
Other Assets and Liabilities - Net - 0.2%		2,407,751

Net Assets - 100.0%		$ 1,075,761,331

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,022,591,597	$—	$—	$1,022,591,597
Securities Lending Collateral	5,996,775	—	—	5,996,775
Repurchase Agreement	—	44,765,208	—	44,765,208
Total Investment Securities	$1,028,588,372	$44,765,208	$—	$1,073,353,580

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $5,866,035. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $864,326,136. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $210,390,549 and $1,363,105, respectively. Net unrealized appreciation for tax purposes is $209,027,444.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 52.1%
Argentina - 0.6%
Argentina Bonar Bonds
7.00%, 04/17/2017 (A)	$ 3,935,000	$ 3,600,416
Bahrain - 0.4%
Bahrain Government International Bond
6.13%, 08/01/2023 - 144A	2,300,000	2,507,000
Belarus - 1.1%
Republic of Belarus
8.75%, 08/03/2015 - Reg S	6,290,000	6,316,292
Brazil - 1.5%
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/2023	BRL 20,788,000	8,154,100
Cayman Islands - 0.4%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 - 144A	$ 2,500,000	2,453,125
Colombia - 2.6%
Colombia Government International Bond
4.38%, 03/21/2023	COP 18,267,000,000	8,489,369
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 - 144A	13,074,000,000	6,255,564
Costa Rica - 0.8%
Costa Rica Government International Bond
10.00%, 08/01/2020 - 144A	$ 3,485,000	4,338,825
Cote d’Ivoire - 0.7%
Republic of The Ivory Coast
5.75%, 12/31/2032 - Reg S (B)	4,446,000	4,180,129
Croatia - 2.0%
Croatia Government International Bond
5.50%, 04/04/2023 - 144A (A)	4,310,000	4,353,100
6.25%, 04/27/2017 - 144A	1,500,000	1,610,625
Republic of Croatia 6.75%, 11/05/2019 - 144A (A)	4,700,000	5,152,375
Guatemala - 0.9%
Guatemala Government Bond
4.88%, 02/13/2028 - 144A	4,900,000	4,753,000
Hungary - 4.2%
Hungary Government Bond
6.00%, 11/24/2023	HUF 1,105,500,000	5,277,981
6.50%, 06/24/2019	625,000,000	3,086,769
7.00%, 06/24/2022	525,000,000	2,651,724
Hungary Government International Bond
4.00%, 03/25/2019 (A)	$ 6,380,000	6,443,800
5.38%, 03/25/2024	5,850,000	6,062,062
Indonesia - 6.8%
Indonesia Government International Bond 5.25%, 01/17/2042 - 144A (A)	2,200,000	2,013,000
Indonesia Government International Bond, Series MTN
3.38%, 04/15/2023 - 144A	7,100,000	6,434,375
5.88%, 01/15/2024 - 144A	2,500,000	2,706,250

	Principal	Value
Indonesia (continued)
Indonesia Treasury Bond
5.63%, 05/15/2023	IDR 112,723,000,000	$ 8,251,501
7.00%, 05/15/2022	73,587,000,000	5,982,942
Perusahaan Penerbit SBSN Indonesia
3.30%, 11/21/2022 - 144A (A)	$ 10,825,000	9,742,500
6.13%, 03/15/2019 - 144A	2,300,000	2,530,000
Lithuania - 1.0%
Lithuania Government International Bond
6.13%, 03/09/2021 - 144A	4,673,000	5,371,614
Mexico - 2.7%
Mexican Bonos
6.50%, 06/09/2022	MXN 68,460,000	5,398,333
8.50%, 12/13/2018	45,290,000	3,944,061
Mexican Udibonos
4.50%, 11/22/2035	63,353,376	5,507,593
Pakistan - 0.9%
Pakistan Government International Bond
7.25%, 04/15/2019 - 144A (A)	$ 4,775,000	4,780,969
Romania - 3.4%
Romania Government Bond
5.60%, 11/28/2018	RON 24,440,000	8,066,645
5.85%, 04/26/2023	20,520,000	6,747,779
5.95%, 06/11/2021	12,440,000	4,105,157
Russian Federation - 2.1%
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023 - 144A (A)	$ 4,475,000	4,245,656
5.88%, 09/16/2043 - 144A	8,160,000	7,568,400
Slovenia - 2.7%
Slovenia Government International Bond
5.25%, 02/18/2024 - 144A	9,900,000	10,271,250
5.50%, 10/26/2022 - 144A	4,520,000	4,813,800
South Africa - 2.0%
South Africa Government Bond
6.50%, 02/28/2041	ZAR 79,885,000	5,612,338
8.25%, 09/15/2017	57,050,000	5,532,177
Sri Lanka - 1.4%
Sri Lanka Government International Bond
5.13%, 04/11/2019 - 144A	$ 1,250,000	1,256,250
6.00%, 01/14/2019 - 144A	6,100,000	6,344,000
Supranational - 2.2%
Eastern and Southern African Trade and Development Bank, Series MTN
6.88%, 01/09/2016 - Reg S	4,480,000	4,625,600
Eurasian Development Bank
4.77%, 09/20/2022 - 144A	2,423,000	2,266,111
International Finance Corp., Series MTN
7.75%, 12/03/2016	INR 235,100,000	3,955,379
7.80%, 06/03/2019	70,350,000	1,167,309
Turkey - 4.6%
Hazine Mustesarligi Varlik Kiralama AS
4.56%, 10/10/2018 - 144A	$ 2,975,000	3,079,125

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Turkey (continued)
Turkey Government Bond
10.50%, 01/15/2020	TRY 13,880,000	$ 6,961,199
Turkey Government International Bond
3.25%, 03/23/2023	$ 7,875,000	7,099,313
4.13%, 04/11/2023	EUR 1,000,000	1,411,628
5.75%, 03/22/2024 (A)	$ 6,555,000	7,013,850
Ukraine - 2.4%
Republic of Ukraine
6.88%, 09/23/2015 - 144A (A)	3,567,000	3,192,465
Ukraine Government International Bond
6.25%, 06/17/2016 - 144A	4,330,000	3,664,262
7.80%, 11/28/2022 - 144A (A)	3,030,000	2,541,413
9.25%, 07/24/2017 - 144A (A)	4,660,000	4,194,000
Uruguay - 1.2%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU 87,755,132	4,062,723
5.00%, 09/14/2018	52,248,404	2,412,774
Venezuela - 3.2%
Republic of Venezuela
5.75%, 02/26/2016 - Reg S (A)	$ 5,250,000	4,764,375
6.00%, 12/09/2020 - Reg S	6,460,000	4,659,275
Venezuela Government International Bond
7.65%, 04/21/2025	3,500,000	2,590,000
11.75%, 10/21/2026 - Reg S	5,985,000	5,551,087
Zambia - 0.3%
Zambia Government International Bond
8.50%, 04/14/2024 - 144A	1,674,000	1,745,145

Total Foreign Government Obligations (cost $288,108,315)		289,869,879

ASSET-BACKED SECURITY - 1.5%
United States - 1.5%
Brazil Loan Trust 1
5.48%, 07/24/2023 - 144A (A)	8,145,000	8,267,175

Total Asset-Backed Security (cost $8,301,142)		8,267,175

CORPORATE DEBT SECURITIES - 42.3%
Argentina - 1.0%
YPF SA
8.75%, 04/04/2024 - 144A (A)	4,830,000	4,860,187
8.88%, 12/19/2018 - Reg S (A)	570,000	593,513
Austria - 1.9%
JBS Investments GmbH 7.25%, 04/03/2024 - 144A (A)	4,600,000	4,663,250
OAS Investments GmbH 8.25%, 10/19/2019 - 144A	5,915,000	6,055,481
Azerbaijan - 0.3%
State Oil Co. of the Azerbaijan Republic, Series MTN 4.75%, 03/13/2023 - Reg S	1,600,000	1,542,800
Barbados - 0.5%
Columbus International, Inc. 7.38%, 03/30/2021 - 144A (A)	2,700,000	2,821,500

	Principal	Value
Bermuda - 1.4%
Digicel Group, Ltd. 7.13%, 04/01/2022 - 144A	$ 4,655,000	$ 4,678,275
Pacnet, Ltd. 9.00%, 12/12/2018 - 144A (A)	2,700,000	2,889,000
Brazil - 3.3%
Banco BMG SA 8.00%, 04/15/2018 - 144A	3,000,000	3,097,500
Banco Santander Brasil SA 8.00%, 03/18/2016 - 144A	BRL 9,800,000	4,041,305
Oi SA 5.75%, 02/10/2022 - 144A (A)	$ 2,650,000	2,597,000
Telemar Norte Leste SA 9.50%, 04/23/2019 - 144A	4,590,000	5,267,025
Votorantim Cimentos SA 3.25%, 04/25/2021 - 144A	EUR 2,300,000	3,149,709
Cayman Islands - 8.4%
Braskem Finance, Ltd. 6.45%, 02/03/2024 (A)	$ 5,770,000	6,000,800
Comcel Trust 6.88%, 02/06/2024 - 144A	2,450,000	2,563,313
Country Garden Holdings Co., Ltd. 11.25%, 04/22/2017 - 144A	2,410,000	2,545,563
Dubai Holding Commercial Operations MTN, Ltd., Series MTN 6.00%, 02/01/2017	GBP 2,750,000	4,854,359
KWG Property Holding, Ltd. 13.25%, 03/22/2017 - Reg S	$ 1,600,000	1,776,000
Marfrig Overseas, Ltd. 9.50%, 05/04/2020 - 144A	4,260,000	4,334,550
MIE Holdings Corp. 7.50%, 04/25/2019 - 144A (A)	2,930,000	2,948,312
Odebrecht Finance, Ltd. 8.25%, 04/25/2018 - 144A	BRL 9,620,000	3,678,013
Odebrecht Offshore Drilling Finance, Ltd. 6.63%, 10/01/2023 - 144A	$ 2,450,000	2,560,250
Saudi Electricity Global Sukuk Co. 2 5.06%, 04/08/2043 - 144A	4,600,000	4,404,500
Saudi Electricity Global Sukuk Co. 3 5.50%, 04/08/2044 - 144A (A)	5,500,000	5,630,625
Vale Overseas, Ltd. 8.25%, 01/17/2034 (A)	4,180,000	5,179,053
Colombia - 0.7%
Oleoducto Central SA 4.00%, 05/07/2021 - 144A	3,860,000	3,835,566
Hungary - 0.4%
MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/2020 - 144A (A)	2,045,000	2,198,375
Ireland - 1.7%
ALFA Bank OJSC Via ALFA Bond Issuance PLC 7.88%, 09/25/2017 - 144A	2,000,000	2,067,500
Federal Grid Co. OJS via Federal Grid Finance, Ltd., Series MTN 8.45%, 03/13/2019 - Reg S	RUB 98,200,000	2,508,407
Russian Railways via RZD Capital PLC, Series MTN 5.74%, 04/03/2017 - Reg S	$ 2,020,000	2,080,600

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Ireland (continued)
Vimpel Communications Via VIP Finance Ireland, Ltd., OJSC 7.75%, 02/02/2021 - 144A (A)	$ 2,600,000	$ 2,606,500
Korea, Republic of - 0.4%
Woori Bank Co., Ltd. 4.75%, 04/30/2024 - 144A	2,330,000	2,321,242
Luxembourg - 2.9%
Altice SA, Series MTN 7.75%, 05/15/2022 - 144A (C)	2,525,000	2,632,312
Atento Luxco 1 SA
7.38%, 01/29/2020 - 144A	800,000	799,000
7.38%, 01/29/2020 - Reg S (A)	2,000,000	1,997,500
Gazprom Neft OAO Via GPN Capital SA 6.00%, 11/27/2023 - 144A	4,000,000	3,610,000
NII International Telecom SCA 7.88%, 08/15/2019 - 144A (A)	1,830,000	1,290,150
TMK OAO Via TMK Capital SA 6.75%, 04/03/2020 - 144A (A)	3,570,000	3,052,350
Wind Acquisition Finance SA 7.38%, 04/23/2021 - 144A	2,650,000	2,722,875
Mexico - 4.1%
ALFA SAB de CV 6.88%, 03/25/2044 - 144A (A)	2,950,000	3,042,187
America Movil SAB de CV 8.46%, 12/18/2036	MXN 50,000,000	3,595,188
Bank of New York Mellon SA Institucion de Banca Multiple 9.63%, 05/02/2021 - 144A	$ 2,834,921	864,651
BBVA Bancomer SA
4.38%, 04/10/2024 - 144A	2,820,000	2,802,375
6.75%, 09/30/2022 - 144A (A)	2,130,000	2,374,950
Grupo Televisa SAB, Series MTN 7.25%, 05/14/2043	MXN 73,780,000	4,560,157
Petroleos Mexicanos
6.00%, 03/05/2020	$ 230,000	259,038
6.38%, 01/23/2045 - 144A (A)	4,690,000	5,135,550
Netherlands - 3.8%
Bharti Airtel International Netherlands BV
5.13%, 03/11/2023 - 144A	3,100,000	3,031,800
Petrobras Global Finance BV
5.63%, 05/20/2043 (A)	1,490,000	1,310,042
6.25%, 03/17/2024	8,455,000	8,881,166
Polish Television Holding BV
11.00%, 01/15/2021 - 144A	EUR 1,550,000	2,526,710
VimpelCom Holdings BV
7.50%, 03/01/2022 - 144A (A)	$ 950,000	931,000
VTR Finance BV
6.88%, 01/15/2024 - 144A	4,250,000	4,428,887
Panama - 1.6%
ENA Norte Trust
4.95%, 04/25/2028 - 144A	4,640,705	4,704,514
Global Bank Corp.
4.75%, 10/05/2017 - 144A	4,200,000	4,336,500
Paraguay - 0.3%
Banco Regional SAECA
8.13%, 01/24/2019 - 144A	1,795,000	1,922,894

	Principal	Value
Singapore - 0.5%
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A	$ 2,700,000	$ 2,801,250
Turkey - 1.9%
Finansbank
6.25%, 04/30/2019 - 144A	5,800,000	5,836,250
Turkiye Garanti Bankasi AS,
Series MTN
4.75%, 10/17/2019 - 144A (A)	3,200,000	3,192,000
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/2022 - 144A	1,900,000	1,787,900
United Arab Emirates - 0.5%
DP World, Ltd., Series MTN
6.85%, 07/02/2037 - 144A (A)	2,730,000	2,968,875
United States - 1.4%
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A	1,685,000	1,674,469
Cemex Finance LLC
9.38%, 10/12/2022 - 144A	4,195,000	4,834,737
NII Capital Corp.
7.63%, 04/01/2021 (A)	2,267,000	674,433
10.00%, 08/15/2016 (A)	1,920,000	720,000
Venezuela - 4.4%
Petroleos de Venezuela SA
4.90%, 10/28/2014	7,720,000	7,480,680
5.00%, 10/28/2015	6,201,000	5,573,149
5.25%, 04/12/2017 - Reg S	1,420,000	1,143,100
8.50%, 11/02/2017 - Reg S (A)	8,552,100	7,696,890
9.75%, 05/17/2035 - Reg S	3,603,000	2,749,089
Virgin Islands, British - 0.9%
Arcos Dorados Holdings, Inc.
6.63%, 09/27/2023 - 144A (A)	3,288,000	3,411,300
OAS Financial, Ltd.
8.88%, 04/25/2018 - Reg S (A) (D) (E)	1,350,000	1,302,750

Total Corporate Debt Securities (cost $238,725,303)		235,008,741

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (F)	102,853,820	102,853,820

Total Securities Lending Collateral (cost $102,853,820)		102,853,820

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.01% (F), dated 04/30/2014, to be repurchased at $22,589,437 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $23,043,901.	$ 22,589,431	22,589,431

Total Repurchase Agreement (cost $22,589,431)		22,589,431

Total Investment Securities (cost $660,578,011) (G)		658,589,046
Other Assets and Liabilities - Net - (18.4)%		(102,524,579)

Net Assets - 100.0%		$ 556,064,467

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	JPM	11,885,771	05/12/2014	$5,337,122	$(27,395)
BRL	JPM	(11,772,943)	05/12/2014	(5,306,474)	47,151
CLP	SCB	3,103,740,422	05/09/2014	5,592,325	(97,686)
EUR	HSBC	(14,551,812)	05/30/2014	(20,162,700)	(24,292)
GBP	HSBC	694,876	05/30/2014	1,167,826	5,117
HUF	HSBC	155,296	05/30/2014	693	8
MXN	SCB	80,062,328	05/30/2014	6,106,966	(2,631)
NZD	SCB	(129,387)	05/30/2014	(110,160)	(1,115)
PLN	SCB	27,124,035	05/30/2014	8,917,393	23,663
RON	RBS	(46,906,191)	05/30/2014	(14,537,343)	(100,988)
TRY	JPM	11,821,807	05/30/2014	5,534,308	18,991
TRY	RBS	10,882,245	05/30/2014	5,050,000	61,939
ZAR	HSBC	(42,346,200)	05/30/2014	(4,000,000)	(5,505)
ZAR	JPM	(72,385,692)	05/30/2014	(6,819,779)	(27,146)
ZAR	JPM	(42,368,492)	05/30/2014	(4,000,000)	(7,614)
ZAR	JPM	(16,417,791)	05/30/2014	(1,550,000)	(2,950)

					$(140,453)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	44.0%	$289,869,879
Oil, Gas & Consumable Fuels	8.6	56,584,766
Commercial Banks	5.5	35,978,791
Media	2.6	16,969,566
Wireless Telecommunication Services	2.2	14,495,546
Diversified Telecommunication Services	2.1	13,618,700
Construction & Engineering	2.1	13,596,494
Electric Utilities	1.5	10,035,125
Food Products	1.4	8,997,800
Asset-Backed Security	1.2	8,267,175
Construction Materials	1.2	7,984,446
Chemicals	1.2	7,675,269
Transportation Infrastructure	1.2	7,673,389
Commercial Services & Supplies	1.1	7,650,859
Diversified Financial Services	0.9	5,936,371
Metals & Mining	0.8	5,179,053
Real Estate Management & Development	0.6	4,321,563
Energy Equipment & Services	0.6	3,835,566
Hotels, Restaurants & Leisure	0.5	3,411,300
Machinery	0.5	3,052,350
Industrial Conglomerates	0.5	3,042,187
Internet Software & Services	0.4	2,889,000
Road & Rail	0.3	2,080,600

Investment Securities, at Value	81.0	533,145,795
Short-Term Investments	19.0	125,443,251

Total Investments	100.0%	$658,589,046

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Foreign Government Obligations	$—	$289,869,879	$—	$289,869,879
Asset-Backed Security	—	8,267,175	—	8,267,175
Corporate Debt Securities	—	235,008,741	—	235,008,741
Securities Lending Collateral	102,853,820	—	—	102,853,820
Repurchase Agreement	—	22,589,431	—	22,589,431
Total Investment Securities	$102,853,820	$555,735,226	$—	$658,589,046

Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$156,869	$—	$156,869
Total Derivative Financial Instruments	$—	$156,869	$—	$156,869

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(297,322)	$—	$(297,322)
Total Derivative Financial Instruments	$—	$(297,322)	$—	$(297,322)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $100,744,322. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at April 30, 2014.
(G)	Aggregate cost for federal income tax purposes is $660,578,011. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,253,420 and $15,242,385, respectively. Net unrealized depreciation for tax purposes is $1,988,965.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $290,981,401, or 52.33% of the fund’s net assets.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SCB	Standard Chartered Bank

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%
Brazil - 1.2%
Cia Energetica de Sao Paulo - Class Preference, 12.06% (A)	57,800	$ 685,123
Investimentos Itau SA, 4.00% (A)	168,410	740,181
Klabin SA, 3.01% (A)	954,000	984,057

Total Preferred Stocks (cost $2,149,051)		2,409,361

COMMON STOCKS - 97.3%
Brazil - 10.3%
Banco Bradesco SA - ADR	186,800	2,777,716
BB Seguridade Participacoes SA	214,400	2,512,511
BRF - Brasil Foods SA - ADR (B) (C)	41,234	931,889
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	71,400	432,931
Even Construtora e Incorporadora SA	253,100	815,005
Hypermarcas SA	204,000	1,503,182
Itau Unibanco Holding SA - ADR	163,630	2,676,987
Petroleo Brasileiro SA - ADR (B) (C)	148,473	2,060,805
Petroleo Brasileiro SA - Class A ADR (C)	55,253	817,744
Porto Seguro SA	51,000	743,357
Vale SA - Class B ADR (B)	348,943	4,224,844
Chile - 0.9%
Banco de Chile	3,760,879	483,228
Enersis S.A. - ADR	79,500	1,279,950
China - 1.6%
China Petroleum & Chemical Corp. - ADR	13,423	1,192,902
China Vanke Co., Ltd. - Class B	255,235	425,669
CNOOC, Ltd. - ADR (B)	6,300	1,040,697
Luthai Textile Co., Ltd. - Class B	311,530	440,396
Hong Kong - 19.1%
Bank of China, Ltd. - Class H	7,014,000	3,094,033
Beijing Capital International Airport Co., Ltd. - Class H	552,000	383,761
China Agri-Industries Holdings, Ltd.	2,062,000	824,486
China Citic Bank Corp., Ltd. - Class H	4,016,000	2,393,143
China Communications Construction Co., Ltd. - Class H	1,299,000	844,448
China Construction Bank Corp. - Class H	5,985,000	4,130,008
China Merchants Bank Co., Ltd. - Class H	713,000	1,269,117
China Mobile, Ltd.	38,500	365,983
China Oilfield Services, Ltd. - Class H	444,000	1,056,032
China Resources Cement Holdings, Ltd.	1,230,000	850,360
China Unicom Hong Kong, Ltd. - ADR (B)	135,600	2,078,748
Country Garden Holdings Co., Ltd.	1,636,000	656,261
Datang International Power Generation Co., Ltd. - Class H	3,498,000	1,299,407
Dongfeng Motor Group Co., Ltd. - Class H	1,978,000	2,632,928
Harbin Electric Co., Ltd. - Class H	498,000	292,905
Huadian Power International Corp., Ltd. - Class H	1,404,000	762,399
Industrial & Commercial Bank of China, Ltd. - Class H	4,131,000	2,456,344
Kingboard Chemical Holdings, Ltd.	482,300	919,443
KWG Property Holding, Ltd.	1,503,000	831,667
New China Life Insurance Co., Ltd. - Class H (C)	183,200	538,757
People’s Insurance Co. Group of China, Ltd. - Class H (B)	1,912,000	727,517
PetroChina Co., Ltd. - Class H	2,558,000	2,956,253

	Shares	Value
Hong Kong (continued)
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	377,300	$ 691,048
Shiamo Property Holdings, Ltd.	450,000	885,727
Sihuan Pharmaceutical Holdings Group, Ltd.	911,000	996,431
Sinofert Holdings, Ltd. (B)	3,390,000	415,390
Sinopharm Group Co., Ltd. - Class H (B)	407,200	1,066,195
Skyworth Digital Holdings, Ltd. (B)	1,194,000	569,822
Tencent Holdings, Ltd.	5,600	349,163
India - 5.2%
Dr. Reddy’s Laboratories, Ltd. - ADR	30,069	1,355,210
HDFC Bank, Ltd. - ADR (B)	27,161	1,087,798
Infosys, Ltd. - ADR (B)	47,935	2,574,589
Tata Motors, Ltd. - Series V ADR	113,135	4,233,511
Wipro, Ltd. - ADR (B)	54,951	657,214
Indonesia - 2.0%
Astra International PT	2,533,000	1,626,737
Bank Negara Indonesia Persero Tbk PT	2,621,500	1,091,772
Kalbe Farma PT	8,029,500	1,073,008
Korea, Republic of - 17.9%
E-Mart Co., Ltd.	8,666	1,979,266
GS Holdings	7,796	362,903
Hana Financial Group, Inc.	56,630	1,992,161
Handsome Co., Ltd.	25,230	637,282
Hyosung Corp.	15,531	1,107,747
Hyundai Mobis	3,852	1,099,719
Hyundai Motor Co.	23,030	5,126,198
KIA Motors Corp.	70,670	3,918,892
Korea Electric Power Corp.	51,840	1,981,690
LG Corp.	16,970	944,329
LG Uplus Corp.	156,140	1,533,747
Mando Corp.	10,528	1,263,401
Poongsan Corp.	30,770	756,371
Samsung Electronics Co., Ltd.	6,266	8,144,041
SK Corp.	13,896	2,461,016
Woori Finance Holdings Co., Ltd. (C) (D)	52,580	592,816
Malaysia - 3.4%
AirAsia Bhd	1,225,500	833,137
Genting Malaysia Bhd - Class B	321,500	415,474
Malayan Banking Bhd	548,078	1,661,605
Tenaga Nasional Bhd	964,400	3,514,427
Mexico - 2.6%
America Movil SAB de CV - Series L ADR (B)	105,500	2,118,440
Gruma SAB de CV - Class B (C)	88,400	781,784
Grupo Financiero Inbursa SAB de CV - Class O	262,200	671,596
Grupo Mexico SAB de CV - Series B	190,300	573,107
OHL Mexico SAB de CV (C)	286,300	761,555
Poland - 2.1%
Bank Zachodni WBK SA	6,638	814,499
KGHM Polska Miedz SA (C)	16,576	599,225
Polskie Gornictwo Naftowe I Gazownictwo SA	296,881	461,846
Powszechna Kasa Oszczednosci Bank Polski SA	148,902	2,041,000
Russian Federation - 0.6%
Mobile Telesystems OJSC - ADR	66,600	1,116,216
South Africa - 10.7%
African Rainbow Minerals, Ltd.	42,251	794,016
Aspen Pharmacare Holdings, Ltd.	178,298	4,744,840
AVI, Ltd. (B)	126,540	697,741

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
South Africa (continued)
FirstRand, Ltd.	623,638	$ 2,291,702
Mediclinic International, Ltd.	399,942	2,794,139
MMI Holdings, Ltd.	665,384	1,669,706
Mondi, Ltd.	52,571	874,476
Murray & Roberts Holdings, Ltd. (C)	198,269	463,611
Sanlam, Ltd.	116,615	623,506
Sappi, Ltd. (C)	260,918	826,118
Sasol, Ltd.	79,690	4,471,290
Taiwan - 15.8%
Advanced Semiconductor Engineering, Inc.	1,100,000	1,274,919
Cathay Financial Holding Co., Ltd.	693,309	978,044
Cathay Real Estate Development Co., Ltd.	626,000	362,772
Cheng Uei Precision Industry Co., Ltd.	429,000	862,319
Compal Electronics, Inc.	2,275,000	1,623,493
Compeq Manufacturing Co., Ltd.	1,001,000	654,671
Coretronic Corp.	429,000	511,425
Delta Electronics, Inc.	93,000	569,740
Highwealth Construction Corp.	438,400	977,029
Huaku Development Co., Ltd.	376,980	922,539
Largan Precision Co., Ltd.	54,000	3,370,753
MediaTek, Inc.	202,000	3,157,295
Nan Ya Plastics Corp.	701,800	1,536,161
Pegatron Corp.	1,537,000	2,328,556
Pou Chen Corp.	465,000	591,297
Taiwan Cement Corp.	774,000	1,227,717
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	430,800	8,659,080
Vanguard International Semiconductor Corp.	302,000	412,027
Thailand - 1.3%
Airports of Thailand PCL	105,200	633,931
Bangkok Expressway PCL	789,529	835,642
PTT Exploration & Production PCL	193,200	952,268
Turkey - 2.4%
Haci OMER Sabanci Holding AS	307,628	1,296,625
Turk Hava Yollari	1,041,881	3,330,585

	Shares	Value
United Kingdom - 0.2%
MegaFon OAO - GDR, Reg S	17,061	$ 443,586
United States - 1.2%
Credicorp, Ltd.	14,766	2,203,826

Total Common Stocks (cost $175,885,350)		184,630,363

RIGHT - 0.0% (E)
Brazil - 0.0% (E)
Klabin SA (C)	5,784	259

Total Right (cost $0)		259

SECURITIES LENDING COLLATERAL - 9.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (A)	17,040,516	17,040,516

Total Securities Lending Collateral (cost $17,040,516)		17,040,516

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (A), dated 04/30/2014, to be repurchased at $2,243,572 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $2,288,915.	$ 2,243,571	2,243,571

Total Repurchase Agreement (cost $2,243,571)		2,243,571

Total Investment Securities (cost $197,318,488) (F)		206,324,070
Other Assets and Liabilities - Net - (8.7)%		(16,594,593)

Net Assets - 100.0%		$ 189,729,477

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	15.6%	$32,177,830
Semiconductors & Semiconductor Equipment	10.5	21,647,362
Automobiles	8.5	17,538,266
Oil, Gas & Consumable Fuels	6.9	14,316,708
Pharmaceuticals	4.0	8,169,489
Insurance	3.8	7,793,398
Metals & Mining	3.4	6,947,563
Electronic Equipment & Instruments	3.3	6,888,351
Electric Utilities	3.3	6,776,067
Wireless Telecommunication Services	2.7	5,577,972
Real Estate Management & Development	2.5	5,061,664
Health Care Providers & Services	2.2	4,551,382
Airlines	2.0	4,163,722
Computers & Peripherals	1.9	3,952,049
Diversified Financial Services	1.7	3,588,327
Industrial Conglomerates	1.7	3,405,345
Food Products	1.6	3,235,900
IT Services	1.6	3,231,803
Chemicals	1.5	3,059,298

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Independent Power Producers & Energy Traders	1.3%	$2,746,929
Transportation Infrastructure	1.3	2,614,889
Auto Components	1.1	2,363,120
Diversified Telecommunication Services	1.0	2,078,748
Construction Materials	1.0	2,078,077
Food & Staples Retailing	1.0	1,979,266
Household Durables	0.9	1,817,758
Paper & Forest Products	0.8	1,700,594
Textiles, Apparel & Luxury Goods	0.8	1,668,975
Personal Products	0.7	1,503,182
Construction & Engineering	0.6	1,308,059
Energy Equipment & Services	0.5	1,056,032
Containers & Packaging	0.5	984,316
Hotels, Restaurants & Leisure	0.2	415,474
Internet Software & Services	0.2	349,163
Electrical Equipment	0.1	292,905

Investment Securities, at Value	90.7	187,039,983
Short-Term Investments	9.3	19,284,087

Total Investments	100.0%	$206,324,070

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Preferred Stocks	$2,409,361	$—	$—	$2,409,361
Common Stocks
Brazil	19,496,971	—	—	19,496,971
Chile	1,763,178	—	—	1,763,178
China	2,233,599	866,065	—	3,099,664
Hong Kong	2,078,748	34,259,028	—	36,337,776
India	9,908,322	—	—	9,908,322
Indonesia	—	3,791,517	—	3,791,517
Korea, Republic of	—	33,308,763	592,816	33,901,579
Malaysia	—	6,424,643	—	6,424,643
Mexico	4,906,482	—	—	4,906,482
Poland	—	3,916,570	—	3,916,570
Russian Federation	1,116,216	—	—	1,116,216
South Africa	—	20,251,145	—	20,251,145
Taiwan	8,659,080	21,360,757	—	30,019,837
Thailand	—	2,421,841	—	2,421,841
Turkey	—	4,627,210	—	4,627,210
United Kingdom	—	443,586	—	443,586
United States	2,203,826	—	—	2,203,826
Right	259	—	—	259
Securities Lending Collateral	17,040,516	—	—	17,040,516
Repurchase Agreement	—	2,243,571	—	2,243,571
Total Investment Securities	$71,816,558	$133,914,696	$592,816	$206,324,070

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (G)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (H)	Transfers out of Level 3	Ending Balance at April 30, 2014 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014
Common Stocks	$—	$—	$—	$—	$—	$—	$592,816	$—	$592,816	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $16,488,269. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $592,816, or 0.31% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Aggregate cost for federal income tax purposes is $197,318,488. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,655,674 and $9,650,092, respectively. Net unrealized appreciation for tax purposes is $9,005,582.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Transferred into Level 3 because of unavailability of observable inputs.
(I)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.8%
Alabama - 0.3%
County of Jefferson, AL (Revenue Bonds) Series A, Insurer: AGM 5.50%, 01/01/2022	$ 85,000	$ 85,082
Alaska - 0.6%
Alaska Housing Finance Corp. (Revenue Bonds) Series A 5.00%, 12/01/2027	115,000	129,686
City of Valdez, AK (Revenue Bonds) Series C 5.00%, 01/01/2021	50,000	58,673
Arizona - 6.1%
City of Tucson, AZ (Certificate of Participation) Series A, Insurer: NATL-RE 5.00%, 07/01/2019	75,000	81,852
County of Pima, AZ Sewer System Revenue (Revenue Bonds) Series A 5.00%, 07/01/2019	25,000	29,432
Maricopa County Industrial Development Authority (Revenue Bonds) Series A 5.00%, 01/01/2034	1,000,000	1,033,240
Scottsdale Municipal Property Corp. (Revenue Bonds) 5.00%, 07/01/2025	25,000	30,634
Sundance Community Facilities District (General Obligation Unlimited) 4.63%, 07/15/2034	750,000	762,787
California - 11.5%
California Health Facilities Financing Authority (Revenue Bonds) Series D 5.00%, 08/15/2022	25,000	29,581
California Housing Finance Agency (Revenue Bonds)
Series A
3.35%, 02/01/2023	115,000	116,214
3.40%, 08/01/2023	170,000	172,020
California School Finance Authority (Revenue Bonds) Series A 6.40%, 08/01/2034	250,000	255,755
California Statewide Communities Development Authority (Revenue Bonds) Series A, Insurer: AGM 5.00%, 10/01/2028	65,000	70,897
Chaffey Joint Union High School District (General Obligation Unlimited) 5.00%, 08/01/2025	45,000	51,403
City of San Buenaventura, CA Wastewater Revenue (Revenue Bonds) Series A 4.00%, 01/01/2023	40,000	43,724
County of Orange, CA Airport Revenue (Revenue Bonds) Series A 5.00%, 07/01/2019	35,000	41,415

	Principal	Value
California (continued)
Fontana Unified School District (General Obligation Unlimited) 4.00%, 08/01/2024	$ 150,000	$ 161,428
Imperial Community College District (General Obligation Unlimited) Series A, Insurer: AGM 5.11%, 08/01/2033 (A)	500,000	418,250
Los Angeles County Redevelopment Authority (Tax Allocation) Series E, Insurer: AGM 5.00%, 12/01/2022 - 12/01/2023	680,000	767,963
Los Angeles Unified School District, CA (General Obligation Unlimited) Series A-1, Insurer: NATL-RE 4.50%, 07/01/2025	50,000	54,920
Oxnard Union High School District (General Obligation Unlimited) 4.00%, 08/01/2020	25,000	28,207
San Diego Unified School District (General Obligation Unlimited) Series C-2, Insurer: AGM 5.50%, 07/01/2025	85,000	107,114
San Leandro Unified School District (General Obligation Unlimited) Series B 4.00%, 08/01/2025	285,000	308,769
Santa Cruz County Capital Financing Authority (Revenue Bonds) Insurer: AGM 4.00%, 08/01/2034 (B)	190,000	184,175
Stockton Unified School District (General Obligation Unlimited) Insurer: AGM 5.00%, 07/01/2021	75,000	85,808
Twin Rivers Unified School District (Certificate of Participation) Insurer: AGM 3.20%, 06/01/2027 (C)	145,000	145,075
Vacaville Redevelopment Agency Successor Agency (Tax Allocation) 4.13%, 09/01/2031	100,000	100,114
Vallejo City Unified School District (Special Tax) Insurer: AGM 5.00%, 09/01/2019	100,000	100,268
Windsor Unified School District (General Obligation Unlimited) Series E, Insurer: AGM Zero Coupon, 08/01/2031 - 08/01/2033	1,185,000	410,926
Colorado - 3.1%
Adams & Arapahoe Joint School District 28J Aurora (Certificate of Participation) 3.50%, 12/01/2026	950,000	955,947
City of Colorado Springs, CO Utilities System Revenue (Revenue Bonds) Series A 5.00%, 11/15/2021	25,000	29,965
Connecticut - 3.7%
Connecticut Housing Finance Authority (Revenue Bonds) Series A-2 3.50%, 05/15/2025	1,000,000	1,029,520

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Connecticut (continued)
Hartford New Public Housing Authority (Revenue Bonds) 5.00%, 09/01/2031	$ 45,000	$ 47,698
State of Connecticut (General Obligation Unlimited) Series C 3.00%, 06/01/2020	25,000	26,799
Town of East Haven, CT (General Obligation Unlimited) Insurer: AGC-ICC 4.25%, 08/01/2019	50,000	56,227
University of Connecticut (Revenue Bonds) Series A 5.00%, 11/15/2023	25,000	28,834
District of Columbia - 0.5%
District of Columbia (Revenue Bonds) Series C 4.00%, 12/01/2021	25,000	28,346
District of Columbia Water & Sewer Authority (Revenue Bonds) Series A 5.00%, 10/01/2023	25,000	29,802
Metropolitan Washington Airports Authority (Revenue Bonds) Series A 5.00%, 10/01/2020	25,000	29,447
Series C 5.00%, 10/01/2019	55,000	64,387
Florida - 6.7%
Citizens Property Insurance Corp. (Revenue Bonds) Series A-1, Insurer: AGM
4.25%, 06/01/2017	120,000	132,085
5.00%, 06/01/2016	25,000	27,281
City of Daytona Beach, FL Utility System Revenue (Revenue Bonds) Insurer: AGM 4.00%, 11/01/2025	65,000	70,796
City of Fernandina Beach, FL (Revenue Bonds) 5.00%, 09/01/2019	30,000	34,734
City of Tampa, FL (Revenue Bonds) Series A 5.00%, 11/15/2025	25,000	28,039
County of Broward, FL Half-Cent Sales Tax Revenue (Revenue Bonds) Series A 4.00%, 10/01/2014	35,000	35,534
County of Manatee, FL Public Utilities Revenue (Revenue Bonds) 5.00%, 10/01/2021	25,000	29,323
County of Miami-Dade, FL (Revenue Bonds) Series A, Insurer: ASSURED GTY 5.00%, 10/01/2023	200,000	229,962
Escambia County Housing Finance Authority (Revenue Bonds) Insurer: AGM 3.50%, 06/01/2017	50,000	53,894
Florida Department of Environmental Protection (Revenue Bonds) Series A 5.00%, 07/01/2022	55,000	65,036

	Principal	Value
Florida (continued)
Florida Department of Management Services (Certificate of Participation) Series A 5.00%, 08/01/2019	$ 35,000	$ 40,116
Florida Municipal Power Agency (Revenue Bonds) Series A 5.00%, 10/01/2018	25,000	28,826
Florida’s Turnpike Enterprise (Revenue Bonds) Series A 5.00%, 07/01/2024	25,000	28,284
Greater Orlando Aviation Authority (Revenue Bonds) Series A 3.60%, 10/01/2018	40,000	43,569
Miami-Dade County School Board Foundation, Inc. (Certificate of Participation) Series A, Insurer: AGC-ICC AMBAC 5.00%, 08/01/2019	100,000	112,981
Series A, Insurer: ASSURED GTY 5.00%, 02/01/2020	45,000	50,654
Series B, Insurer: ASSURED GTY 4.00%, 05/01/2018	25,000	27,342
Palm Beach County School District (Certificate of Participation) Series C 4.00%, 08/01/2017	50,000	54,740
Sumter County Industrial Development Authority (Revenue Bonds) Series A 5.13%, 07/01/2034	200,000	207,002
Tampa Bay Water (Revenue Bonds) Insurer: NATL 5.50%, 10/01/2024	25,000	31,809
Tampa Sports Authority (Revenue Bonds) Insurer: AGM 4.50%, 01/01/2025	25,000	25,644
Tradition Community Development District No. 1 (Special Assessment) Insurer: AGM 4.00%, 05/01/2023	750,000	780,532
Georgia - 0.4%
City of Atlanta, GA Department of Aviation (Revenue Bonds) Series C 5.00%, 01/01/2020	40,000	46,845
Municipal Electric Authority of Georgia (Revenue Bonds) Series B 5.00%, 01/01/2020	75,000	87,614
Hawaii - 0.1%
Hawaii Housing Finance & Development Corp. (Revenue Bonds) Series B, Insurer: AGM 4.38%, 07/01/2019	20,000	22,223
Idaho - 0.5%
Idaho Health Facilities Authority (Revenue Bonds) Series B 6.13%, 12/01/2028	145,000	168,976

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Illinois - 13.6%
Central Lake County Joint Action Water Agency (Revenue Bonds) Insurer: XLCA 4.13%, 05/01/2029	$ 340,000	$ 352,417
Chicago Board of Education (General Obligation Unlimited) Series A, Insurer: AMBAC 5.50%, 12/01/2019	25,000	28,872
Series D, Insurer: AGM 5.00%, 12/01/2017	70,000	78,452
Chicago O’Hare International Airport (Revenue Bonds) Series B 5.00%, 01/01/2021	150,000	173,199
City of Chicago, IL (General Obligation Unlimited) Series A, Insurer: AGM 5.00%, 01/01/2026	110,000	115,923
City of Evanston, IL (General Obligation Unlimited) Series C 4.00%, 12/01/2018	50,000	55,382
Cook County Forest Preserve District (General Obligation Unlimited) Series C 5.00%, 12/15/2020	150,000	174,357
County of Cook, IL (General Obligation Unlimited) Series C 5.00%, 11/15/2021	150,000	167,401
Series D 5.00%, 11/15/2019	25,000	28,739
Governors State University (Certificate of Participation) Insurer: ASSURED GTY 4.50%, 01/01/2019	395,000	432,154
Grundy & Will Counties Community Unit School District No. 1 Coal City (General Obligation Unlimited) Insurer: XLCA 4.63%, 02/01/2015	30,000	30,950
Illinois Finance Authority (Revenue Bonds) Series A 5.00%, 08/15/2023	35,000	39,994
Series A-2 5.00%, 11/01/2030 (C)	150,000	174,094
Series B 5.50%, 11/01/2020	80,000	93,204
Series B, Insurer: AGM 4.50%, 05/15/2020	150,000	158,169
Series C 5.00%, 05/15/2020	100,000	115,413
Series D 6.25%, 11/01/2028	80,000	93,114
Illinois Municipal Electric Agency (Revenue Bonds) Series A, Insurer: NATL 5.25%, 02/01/2026	75,000	82,618

	Principal	Value
Illinois (continued)
Illinois Sports Facilities Authority (Revenue Bonds) Insurer: AMBAC Zero Coupon, 06/15/2016	$ 30,000	$ 28,847
Lake County School District No. 33 (General Obligation Unlimited) Series B, Insurer: XCLA Zero Coupon, 12/01/2031	45,000	18,914
Madison-Macoupin Counties Community College District No. 536 (General Obligation Limited) Insurer: AGM 4.25%, 11/01/2017	50,000	55,646
Metropolitan Pier & Exposition Authority (Revenue Bonds) Series A, Insurer: AGM FGIC 5.50%, 12/15/2023	40,000	45,833
Northern Illinois University (Certificate of Participation) Insurer: AGM 5.00%, 09/01/2024	455,000	512,416
Peoria Metropolitan Airport Authority (Revenue Bonds) 5.60%, 12/01/2022	35,000	40,846
Railsplitter Tobacco Settlement Authority (Revenue Bonds) 5.00%, 06/01/2018 - 06/01/2019	105,000	120,575
5.38%, 06/01/2021	85,000	100,386
6.00%, 06/01/2028	75,000	87,031
6.25%, 06/01/2024	25,000	27,668
Regional Transportation Authority (Revenue Bonds) Series A, Insurer: AGM MBIA 6.00%, 07/01/2027	45,000	57,891
Series A, Insurer: NATL-RE 5.00%, 07/01/2019	75,000	81,479
St. Clair Community Unit (General Obligation Unlimited) Insurer: AGM Zero Coupon, 01/01/2022	50,000	38,231
State of Illinois (General Obligation Unlimited) 5.25%, 02/01/2034	250,000	267,300
Insurer: AGM 5.00%, 08/01/2020	35,000	40,288
University of Illinois (Revenue Bonds) Series A, Insurer: AMBAC 5.50%, 04/01/2022	200,000	242,268
Village of Mount Prospect, IL (General Obligation Unlimited) 3.00%, 12/01/2021	100,000	106,260
Will & Kendall Counties Community Consolidated School District 202 Plainfield (General Obligation Unlimited) Series A, Insurer: ASSURED GTY 4.50%, 01/01/2025	50,000	52,109
Indiana - 0.9%
Aurora School Building Corp. (Revenue Bonds) 5.00%, 07/15/2020	115,000	135,743

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Indiana (continued)
Indiana Health Facility Financing Authority (Revenue Bonds) 5.38%, 09/15/2022	$ 100,000	$ 100,127
Series A-8 5.00%, 11/01/2027 (C)	35,000	38,382
Iowa - 0.1%
Johnston Community School District (Revenue Bonds) Insurer: AGM 4.00%, 07/01/2018	25,000	27,315
Kansas - 0.3%
Kansas Development Finance Authority (Revenue Bonds) Series A 5.00%, 01/01/2020	90,000	104,506
Kentucky - 0.7%
County of Warren, KY (Revenue Bonds) Series B 4.00%, 04/01/2017	25,000	26,943
Kentucky Asset Liability Commission (Revenue Bonds) Insurer: NATL-RE 5.25%, 09/01/2019	150,000	176,734
Kentucky Turnpike Authority (Revenue Bonds) Series A 5.00%, 07/01/2021	25,000	29,858
Louisiana - 1.4%
Caddo Parish Parishwide School District (General Obligation Unlimited) 5.00%, 03/01/2024	30,000	34,917
Fremaux Economic Development District (Revenue Bonds) 5.00%, 11/01/2034	300,000	303,189
Lafayette Consolidated Government (Revenue Bonds) 3.00%, 03/01/2018	25,000	26,625
St. Tammany Parish Wide School District No. 12 (General Obligation Unlimited) Series A 4.00%, 03/01/2022	75,000	84,068
Maine - 0.4%
Maine Municipal Bond Bank (Revenue Bonds) Series B 5.00%, 11/01/2022 - 11/01/2025	75,000	89,079
Series C
4.00%, 11/01/2019	25,000	28,124
Maryland - 0.4%
Maryland Health & Higher Educational Facilities Authority (Revenue Bonds) 5.00%, 07/01/2021	35,000	41,774
Morgan State University (Revenue Bonds) 5.00%, 07/01/2021	75,000	87,828
Michigan - 5.2%
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds) Series A, Insurer: AGM 5.00%, 07/01/2015	25,000	24,972
5.25%, 07/01/2023 - 07/01/2024	80,000	80,359
5.50%, 07/01/2015	100,000	100,716

	Principal	Value
Michigan (continued)
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds) (continued)
Series A, Insurer: NATL-RE
5.25%, 07/01/2019	$ 60,000	$ 60,256
Series B, Insurer: NATL-RE
5.00%, 07/01/2015	50,000	50,145
City of Detroit, MI Water Supply System Revenue (Revenue Bonds) Series B, Insurer: BHAC FGIC
5.00%, 07/01/2014	100,000	100,413
Series C, Insurer: AGM
5.00%, 07/01/2026 - 07/01/2033	115,000	113,498
Series C, Insurer: BHAC FGIC
4.25%, 07/01/2018	100,000	102,492
Series D, Insurer: AGM
5.00%, 07/01/2025	100,000	99,402
Detroit City School District (General Obligation Unlimited) Series A, Insurer: AGM 5.25%, 05/01/2027	195,000	218,899
Series A, Insurer: FGIC
6.00%, 05/01/2020	110,000	128,821
Huron Valley School District (General Obligation Unlimited) 5.00%, 05/01/2022	25,000	28,987
Michigan Finance Authority (Revenue Bonds) 5.00%, 10/01/2017 - 06/01/2029	195,000	179,809
Michigan Municipal Bond Authority (Revenue Bonds) 5.00%, 10/01/2019	25,000	29,494
Series A, Insurer: AMBAC 5.00%, 05/01/2014	100,000	100,009
Michigan State Hospital Finance Authority (Revenue Bonds) 5.00%, 11/15/2020	25,000	28,497
Series A
6.00%, 12/01/2017	170,000	199,163
Minnesota - 4.1%
City of Rochester, MN (Revenue Bonds) Series C 4.50%, 11/15/2038 (C)	50,000	57,895
Minnesota Housing Finance Agency (Revenue Bonds) Series B 3.20%, 07/01/2025	700,000	699,993
3.35%, 01/01/2026 - 07/01/2026	500,000	501,117
St. Cloud Economic Development Authority (Revenue Bonds) 4.00%, 05/01/2019	50,000	55,834
Mississippi - 0.8%
Mississippi Development Bank (Revenue Bonds) 4.75%, 10/01/2032	120,000	121,542
Series A
5.25%, 01/01/2025	85,000	100,389
Mississippi Home Corp. (Revenue Bonds) Series B-1 4.25%, 12/01/2018	15,000	16,379

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Montana - 1.6%
Montana Board of Housing (Revenue Bonds)
Series A-3, Insurer: FHA
3.25%, 12/01/2024 (B)	$ 250,000	$ 252,220
3.38%, 12/01/2025 (B)	250,000	251,865
Nebraska - 0.1%
Nebraska Public Power District (Revenue Bonds) Series B 5.00%, 01/01/2022	25,000	29,489
Nevada - 1.0%
Clark County School District (General Obligation Limited) Class A, Insurer: NATL 5.00%, 06/15/2025	100,000	113,645
County of Clark, NV (Revenue Bonds) 5.00%, 07/01/2024	25,000	28,387
Nevada System of Higher Education (Revenue Bonds) Series A 5.00%, 07/01/2021 - 07/01/2024	145,000	170,884
New Jersey - 1.5%
Burlington County Bridge Commission (Revenue Bonds) Series A 5.00%, 10/15/2019	50,000	58,930
Lacey Municipal Utilities Authority (Revenue Bonds) 4.00%, 12/01/2022	100,000	110,905
New Jersey Economic Development Authority (Revenue Bonds) Series A 5.25%, 09/01/2022	25,000	29,277
New Jersey Transportation Trust Fund Authority (Revenue Bonds) Series A 4.38%, 12/15/2020	50,000	56,506
5.00%, 06/15/2020	25,000	29,101
Series A, Insurer: AGM
5.25%, 12/15/2019	120,000	141,259
Township of Voorhees, NJ (General Obligation Unlimited) 3.00%, 06/01/2020	60,000	63,696
New Mexico - 1.7%
Artesia Hospital District (General Obligation Unlimited) 3.50%, 08/01/2024	300,000	314,655
Bloomfield School District No. 6 (General Obligation Unlimited) 5.00%, 09/01/2022	25,000	29,676
Inc County of Loa Alamos, NM (Revenue Bonds) 5.00%, 06/01/2024	135,000	159,321
New Mexico Educational Assistance Foundation (Revenue Bonds) Series A-1 4.00%, 12/01/2020	25,000	28,054
New York - 3.1%
County of Chautauqua, NY (General Obligation Limited) Insurer: AGM 4.00%, 06/01/2019	25,000	27,913

	Principal	Value
New York (continued)
Metropolitan Transportation Authority (Revenue Bonds) Series A 5.00%, 11/15/2023 - 11/15/2025	$ 100,000	$ 117,686
Monroe County Industrial Development Corp. (Revenue Bonds) Series A 5.50%, 06/01/2034	200,000	218,680
New York State Dormitory Authority (Revenue Bonds) 5.00%, 02/15/2021	35,000	37,527
Series A
3.00%, 12/15/2019	25,000	26,951
5.00%, 07/01/2018 - 07/01/2025	175,000	203,079
Series A, Insurer: NATL
5.50%, 05/15/2024	55,000	68,257
New York State Urban Development Corp. (Revenue Bonds) Series C 5.00%, 12/15/2019	50,000	59,269
Town of Oyster Bay, NY (General Obligation Limited) Series B, Insurer: AGM 4.00%, 11/01/2021	195,000	213,043
North Carolina - 1.0%
County of Mecklenburg, NC (Certificate of Participation) Series B 5.00%, 02/01/2018	30,000	34,424
County of Union, NC (Revenue Bonds) 4.00%, 12/01/2022	40,000	44,552
Johnston Memorial Hospital Authority (Revenue Bonds) Insurer: AGM 5.00%, 10/01/2017	40,000	44,963
North Carolina Eastern Municipal Power Agency (Revenue Bonds) Series A 5.25%, 01/01/2020	25,000	28,096
Series B
6.00%, 01/01/2022	130,000	160,854
North Dakota - 0.5%
County of Ward, ND (Revenue Bonds) 5.13%, 07/01/2025	150,000	153,309
Ohio - 6.7%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds) Series A-1 5.00%, 06/01/2017	95,000	103,905
Series A-2
5.13%, 06/01/2024	280,000	241,083
County of Allen, OH (Revenue Bonds) Series B 4.13%, 09/01/2020	60,000	66,457
County of Lorain, OH (Revenue Bonds) Series A, Insurer: AGM 5.00%, 02/01/2024	50,000	55,339
County of Lucas, OH (Revenue Bonds) Series D 5.00%, 11/15/2018	25,000	28,965

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Ohio (continued)
Ohio Air Quality Development Authority (Revenue Bonds) Series A 3.75%, 12/01/2023 (C)	$ 250,000	$ 259,615
Ohio Higher Educational Facility Commission (Revenue Bonds) 5.00%, 01/01/2019	35,000	40,814
Ohio Housing Finance Agency (Revenue Bonds) Series 1 3.80%, 05/01/2021	30,000	32,291
Ohio State Water Development Authority (Revenue Bonds) Series C 4.00%, 06/01/2033 (C)	1,250,000	1,305,587
Oklahoma - 0.1%
Oklahoma Development Finance Authority (Revenue Bonds) 5.00%, 06/01/2020	25,000	28,998
Oregon - 1.0%
Oregon State Facilities Authority (Revenue Bonds) Series A 4.13%, 11/15/2032	185,000	186,208
State of Oregon Housing & Community Services Department (Revenue Bonds) Series A, Insurer: FHLMC 5.00%, 07/01/2019	75,000	86,817
Series B
5.00%, 07/01/2019	45,000	51,669
Pennsylvania - 6.2%
Central Bradford Progress Authority (Revenue Bonds) 5.25%, 12/01/2019	150,000	176,637
County of Westmoreland, PA (General Obligation Unlimited) Series A 5.00%, 12/01/2021	25,000	29,975
Hempfield Area School District (General Obligation Unlimited) Series B, Insurer: XCLA 4.00%, 03/15/2021	25,000	26,715
Indiana County Hospital Authority (Revenue Bonds) Series A 5.50%, 06/01/2029	250,000	267,502
Pennsylvania Economic Development Financing Authority (Revenue Bonds) Series A 1.25%, 11/01/2021 (C)	300,000	300,000
Philadelphia Gas Works Co. (Revenue Bonds) 5.00%, 07/01/2015	25,000	26,241
Insurer: AGM
3.50%, 08/01/2018	35,000	37,693
Pottsville Hospital Authority (Revenue Bonds) 6.50%, 07/01/2028	700,000	689,745
School District of Philadelphia (General Obligation Limited) Insurer: AGC-ICC 5.25%, 09/01/2027	25,000	27,083

	Principal	Value
Pennsylvania (continued)
School District of Philadelphia (continued)
Series C
(General Obligation Unlimited)
5.00%, 09/01/2017	$ 150,000	$ 167,430
(General Obligation Limited)
5.00%, 09/01/2019	50,000	57,143
(General Obligation Unlimited) Series D
3.75%, 09/01/2021	50,000	52,659
Southcentral General Authority (Revenue Bonds) 5.00%, 12/01/2028	100,000	100,632
Puerto Rico - 2.3%
Commonwealth of Puerto Rico (General Obligation Unlimited) Insurer: AGM 4.50%, 07/01/2023	15,000	14,017
5.25%, 07/01/2018	50,000	51,324
Series A, Insurer: ASSURED GTY
4.00%, 07/01/2015	20,000	20,043
Series A, Insurer: NATL-RE
5.50%, 07/01/2018	120,000	123,588
Puerto Rico Electric Power Authority (Revenue Bonds) Series K, Insurer: AGM 5.50%, 07/01/2015	55,000	55,879
Series U, Insurer: AGM
4.00%, 07/01/2015	50,000	49,950
Puerto Rico Highways & Transportation Authority (Revenue Bonds) Series E, Insurer: AGM 5.50%, 07/01/2015 - 07/01/2016	175,000	178,466
Series L, Insurer: AGC
5.25%, 07/01/2017 - 07/01/2018	100,000	102,351
Puerto Rico Municipal Finance Agency (Revenue Bonds) Series C, Insurer: AGM 5.00%, 08/01/2014 - 08/01/2016	135,000	135,634
Rhode Island - 0.2%
State of Rhode Island (Certificate of Participation) Series B 5.00%, 10/01/2022	50,000	58,067
South Carolina - 0.9%
County of Florence, SC (Revenue Bonds) Series A, Insurer: AGM 5.00%, 11/01/2031	75,000	75,436
Piedmont Municipal Power Agency (Revenue Bonds) Series A-3
5.00%, 01/01/2023	150,000	169,359
Series A-4
5.00%, 01/01/2020	35,000	40,560
Tennessee - 0.1%
Tennessee State School Bond Authority (Revenue Bonds) Series C 5.00%, 05/01/2019	30,000	35,270

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Texas - 3.9%
City of Corpus Christi, TX Utility System Revenue (Revenue Bonds) 5.00%, 07/15/2019	$ 60,000	$ 70,104
City of Pearland, TX (General Obligation Limited) 5.00%, 03/01/2023	25,000	30,016
Harris County Cultural Education Facilities Finance Corp. (Revenue Bonds) Series A 4.38%, 11/15/2021	20,000	22,197
Harris County Municipal Utility District No. 290 (General Obligation Unlimited) 4.00%, 09/01/2022	150,000	161,650
Harris County Municipal Utility District No. 389 (General Obligation Unlimited) 4.00%, 09/01/2025	120,000	127,001
Harris County Municipal Utility District No. 49 (General Obligation Unlimited) 6.00%, 04/01/2020	50,000	60,669
Lower Colorado River Authority (Revenue Bonds) 5.00%, 05/15/2020	35,000	40,972
Metropolitan Transit Authority of Harris County (Revenue Bonds) Series A 5.00%, 11/01/2020	40,000	47,214
Montgomery County Municipal Utility District No. 83 (General Obligation Unlimited) 4.00%, 09/01/2025	235,000	243,357
North Texas Health Facilities Development Corp. (Revenue Bonds) Insurer: AGM 5.00%, 09/01/2020	30,000	33,179
Tarrant County Cultural Education Facilities Finance Corp. (Revenue Bonds) Series A 5.00%, 02/15/2017	40,000	44,435
Series A, Insurer: ASSURED GTY
4.25%, 09/01/2017	100,000	109,495
Texas Public Finance Authority (Revenue Bonds) Insurer: AGM 4.38%, 10/15/2028	100,000	105,089
University of Houston (Revenue Bonds) Series A 5.00%, 02/15/2024	40,000	46,362
University of North Texas (Revenue Bonds) Series A, Insurer: AGM 5.50%, 04/15/2017	50,000	50,215
Village of Westworth, TX (General Obligation Limited) 3.00%, 08/15/2019	35,000	37,722
Utah - 1.9%
City of Riverton, UT (Revenue Bonds) 5.00%, 08/15/2018	75,000	86,327
South Davis Recreational District (General Obligation Unlimited) 4.00%, 01/01/2025	50,000	54,589

	Principal	Value
Utah (continued)
Utah State Board of Regents (Revenue Bonds) 5.00%, 11/01/2019	$ 40,000	$ 47,080
Utah State Charter School Finance Authority (Revenue Bonds) 4.25%, 04/15/2034	370,000	361,575
Washington County Water Conservancy District (Revenue Bonds) 5.00%, 10/01/2022	50,000	59,493
Virginia - 0.3%
Virginia College Building Authority (Revenue Bonds) Series B 5.00%, 09/01/2028	50,000	56,999
Virginia Resources Authority (Revenue Bonds) Series C 5.00%, 11/01/2020	35,000	41,547
Washington - 0.7%
Central Puget Sound Regional Transit Authority (Revenue Bonds) Insurer: NATL 4.75%, 02/01/2028	50,000	50,585
City of Tacoma, WA (Revenue Bonds) Series A 4.00%, 12/01/2021	25,000	27,590
Energy Northwest (Revenue Bonds) Series A 5.25%, 07/01/2018	35,000	40,981
Port of Seattle, WA (Revenue Bonds) Series A 5.00%, 08/01/2018	25,000	28,767
Snohomish County Public Utility District No. 1 (Revenue Bonds) 5.00%, 12/01/2021	25,000	29,859
Washington Health Care Facilities Authority (Revenue Bonds) Series A 5.00%, 10/01/2019	25,000	29,246
West Virginia - 0.1%
West Virginia University (Revenue Bonds) Series A 5.00%, 10/01/2024	25,000	29,412
Wisconsin - 1.5%
Public Finance Authority (Revenue Bonds) Series A 4.50%, 09/01/2026	270,000	270,651
State of Wisconsin (Revenue Bonds) Series A 5.00%, 05/01/2019	25,000	29,233
Wisconsin Health & Educational Facilities Authority (Revenue Bonds) 5.00%, 08/15/2022 - 08/15/2023	140,000	156,198
Series B
5.00%, 08/15/2018	25,000	28,855

Total Municipal Government Obligations (cost $30,454,295)		31,031,242

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.7%

State Street Bank & Trust Co.
0.01% (A), dated 04/30/2014, to be repurchased at $1,153,894 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $1,178,067.

$ 1,153,893	$ 1,153,893

Total Repurchase Agreement (cost $1,153,893)	1,153,893

Total Investment Securities (cost $31,608,188) (D)	32,185,135
Other Assets and Liabilities - Net - (1.5)%	(462,456)

Net Assets - 100.0%	$ 31,722,679

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Municipal Government Obligations	$—	$31,031,242	$—	$31,031,242
Repurchase Agreement	—	1,153,893	—	1,153,893
Total Investment Securities	$—	$32,185,135	$—	$32,185,135

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $31,608,188. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $676,085 and $99,138, respectively. Net unrealized appreciation for tax purposes is $576,947.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
ICC	Insured Custody Certificate
MBIA	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)
NATL-RE	National Public Finance Guarantee Corporation
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 2,502,793	$ 3,090,949
U.S. Treasury Note
0.25%, 05/15/2015	3,360,000	3,364,593
0.38%, 08/31/2015	20,715,000	20,770,019
1.38%, 07/31/2018	17,625,000	17,582,312
1.75%, 05/15/2022	9,673,900	9,190,960
2.00%, 02/15/2023	3,014,200	2,884,918
2.50%, 08/15/2023	3,763,000	3,733,603

Total U.S. Government Obligations (cost $60,235,880)		60,617,354

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.8%
Fannie Mae, TBA 3.50%	20,328,000	21,407,925
Freddie Mac, IO 5.00%, 08/01/2035	2,249,232	464,376

Total U.S. Government Agency Obligations (cost $22,429,943)		21,872,301

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD 2,500,000	2,333,835
Mexican Bonos
7.00%, 06/19/2014	MXN 18,000,000	1,381,888
7.25%, 12/15/2016	28,500,000	2,337,256
Philippine Government International Bond
4.95%, 01/15/2021	PHP 90,000,000	2,104,643

Total Foreign Government Obligations (cost $8,077,367)		8,157,622

MORTGAGE-BACKED SECURITIES - 12.9%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 529,888	553,737
American Home Mortgage Assets Trust
Series 2007-2, Class A1
0.28%, 03/25/2047 (A)	1,118,677	861,783
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (A)	393,314	389,672
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)	717,407	767,856
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (A)	647,505	602,412
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	749,030	769,904
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.30%, 08/15/2026 - 144A (A)	4,500,000	4,514,648
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (A)	1,004,971	1,075,185
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (A)	2,605,394	2,706,173

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	$ 532,492	$ 548,484
Series 2005-14, Class 4A1
0.37%, 05/25/2035 (A)	2,154,414	1,809,357
Series 2006-OC1, Class 2A3A
0.47%, 03/25/2036 (A)	2,801,078	2,318,948
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A 5.36%, 02/15/2040	3,840,231	4,100,088
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class C
0.40%, 10/15/2021 - 144A (A)	3,785,000	3,734,118
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	309,476	308,801
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A
0.36%, 11/19/2036 (A)	6,735,562	4,970,771
Series 2007-2, Class 2A1A
0.31%, 05/25/2038 (A)	6,056,015	4,472,894
Hilton USA Trust Series 2013-HLF, Class CFL 2.05%, 11/05/2030 - 144A (A)	1,560,000	1,562,459
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (A)	249,079	249,285
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	164,846	176,800
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (A)	141,128	139,306
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 - 144A (A)	510,171	504,852
Series 2009-R7, Class 4A1
2.61%, 09/26/2034 - 144A (A)	335,499	331,141
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (A)	371,402	376,068
JPMorgan Chase Commercial Mortgage Securities Corp
Series 2007-LD11, Class ASB
5.99%, 06/15/2049 (A)	664,847	706,682
Series 2013-ALC, Class B
3.00%, 07/17/2026 - 144A (A)	1,290,000	1,311,953
Series 2013-INN, Class C
2.70%, 10/15/2030 - 144A (A)	480,000	481,190
Series 2014-FBLU, Class D
2.75%, 12/15/2028 - 144A (A)	3,750,000	3,760,883
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB 5.81%, 06/15/2050 - 144A (A)	3,110,000	3,346,618
JPMorgan Re-REMIC Trust Series 2009-7, Class 8A1 2.83%, 01/27/2047 - 144A (A)	215,835	218,246
LB Commercial Mortgage Trust Series 2007-C3, Class A1A 6.04%, 07/15/2044 (A)	1,673,644	1,855,234
LSTAR Commercial Mortgage Trust Series 2011-1, Class A 3.91%, 06/25/2043 - 144A	107,633	108,387

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1 2.66%, 03/25/2036 (A)	$ 3,130,412	$ 2,353,841
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
6.00%, 08/15/2045 - 144A (A)	2,236,467	2,476,261
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	860,334	896,087
RALI Trust Series 2006-QO1, Class 3A1 0.42%, 02/25/2046 (A)	1,969,160	1,316,068
Residential Asset Securitization Trust Series 2004-A4, Class A11 5.50%, 08/25/2034	2,003,961	2,095,153
RREF LLC Series 2013-LT2, Class A 2.83%, 05/22/2028 - 144A	540,195	539,851
Spirit Master Funding LLC Series 2007-1A, Class A 5.74%, 03/20/2025 - 144A	6,586,328	6,932,446
Structured Asset Mortgage Investments II Trust
Series 2006-AR7, Class A1BG
0.27%, 08/25/2036 (A)	6,724,160	4,975,051
Series 2007-AR3, Class 1A3
0.36%, 09/25/2047 (A)	6,000,000	3,906,582
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	149,929	153,071
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	110,334	112,021

Total Mortgage-Backed Securities (cost $74,005,066)		75,390,367

ASSET-BACKED SECURITIES - 7.2%
Bayview Opportunity Master Fund IIA Trust, LP Series 2013-2RPL, Class A 3.72%, 03/28/2018 - 144A (A)	515,997	516,072
Bayview Opportunity Master Fund IIlA Trust, LP Series 2013-4RPL, Class A 4.46%, 07/28/2018 - 144A (A)	534,191	539,743
BXG Receivables Note Trust Series 2013-A, Class A 3.01%, 12/04/2028 - 144A	1,957,487	1,971,951
Countrywide Asset-Backed Certificates
Series 2005-AB3, Class 2A3
0.51%, 02/25/2036 (A)	3,194,735	2,892,871
Series 2006-17, Class 2A2
0.30%, 03/25/2047 (A)	4,683,072	3,875,130
Series 2006-22, Class 2A3
0.31%, 01/25/2034 (A)	3,590,326	3,155,616
Series 2006-6, Class 2A3
0.43%, 09/25/2036 (A)	3,600,000	2,910,528
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	1,777,551	1,776,465

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust (continued)
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	$ 1,546,772	$ 1,548,170
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014 - 144A	1,560,000	1,575,600
GSAA Trust Series 2006-1, Class A3 0.48%, 01/25/2036 (A)	1,984,108	1,384,034
GSAMP Trust Series 2006-HE1, Class A2D 0.46%, 01/25/2036 (A)	2,270,000	2,060,193
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T4, Class DT4
2.33%, 08/15/2044 - 144A	1,170,000	1,169,649
Series 2013-T6, Class DT6
2.23%, 09/15/2044 - 144A	695,000	694,444
Series 2014-T1, Class DT1
2.29%, 01/17/2045 - 144A	1,870,000	1,870,935
HSBC Home Equity Loan Trust Series 2006-3, Class A4 0.39%, 03/20/2036 (A)	1,510,000	1,495,051
Lehman XS Trust Series 2005-8, Class 1A3 0.50%, 12/25/2035 (A)	2,329,767	1,549,551
ORES NPL LLC Series 2014-LV3, Class A 3.00%, 03/27/2024 - 144A	1,306,890	1,307,014
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4 0.47%, 02/25/2036 (A)	1,180,468	1,110,536
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	902,599	924,737
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	2,226,909	2,221,676
Soundview Home Loan Trust Series 2006-3, Class A3 0.31%, 11/25/2036 (A)	4,351,596	3,398,096
US Residential Opportunity Fund Trust Series 2014-1A 3.47%, 03/25/2034 - 144A (A)	1,251,882	1,259,394
Westgate Resorts LLC Series 2013-1A, Class A 2.25%, 08/20/2025 - 144A	701,361	701,361

Total Asset-Backed Securities (cost $38,498,349)		41,908,817

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM 6.00%, 11/01/2015 (B)	1,065,000	1,089,985
State of California (General Obligation Unlimited) 7.95%, 03/01/2036	3,150,000	3,776,063

Total Municipal Government Obligations (cost $4,438,159)		4,866,048

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 1.1%
Insurance - 1.1%
ZFS Finance USA Trust II 6.45%, 12/15/2065 - 144A (A)	$ 6,105,000	$ 6,562,875

Total Preferred Corporate Debt Security (cost $5,947,008)		6,562,875

CORPORATE DEBT SECURITIES - 57.0%
Aerospace & Defense - 0.3%
Bombardier, Inc. 4.75%, 04/15/2019 - 144A (C)	1,770,000	1,800,975
Airlines - 1.8%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	779,400	898,259
American Airlines Pass-Through Trust 4.00%, 01/15/2027 - 144A	1,863,120	1,877,094
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,720,995	1,862,977
7.46%, 10/01/2016	73,837	75,129
U.S. Airways Pass-Through Trust 3.95%, 05/15/2027	1,255,000	1,258,137
UAL Pass-Through Trust 10.40%, 05/01/2018	2,370,074	2,699,040
Virgin Australia Trust 5.00%, 04/23/2025 - 144A	1,501,324	1,591,403
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015	BRL 2,200,000	971,858
Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	$ 2,175,000	2,283,750
Owens Corning 4.20%, 12/15/2022 (C)	5,253,000	5,238,628
Capital Markets - 1.5%
Bank of New York Mellon Corp., Series MTN 3.65%, 02/04/2024 (C)	1,000,000	1,017,310
Goldman Sachs Group, Inc. 5.70%, 05/10/2019 (A) (C) (D)	1,570,000	1,603,362
Morgan Stanley
5.45%, 07/15/2019 (A) (C) (D)	1,210,000	1,220,588
5.75%, 01/25/2021 (C)	1,710,000	1,961,999
Prospect Capital Corp. 5.88%, 03/15/2023	2,625,000	2,642,307
Commercial Banks - 11.7%
Bank of America Corp. 6.50%, 07/15/2018 (C)	2,250,000	2,627,602
Bank of America Corp., Series MTN 6.88%, 04/25/2018	3,750,000	4,417,894
Barclays Bank PLC 10.18%, 06/12/2021 - 144A	4,390,000	5,960,654
BBVA Bancomer SA 6.50%, 03/10/2021 - 144A (C)	2,050,000	2,255,000
BNP Paribas SA, Series MTN 2.38%, 09/14/2017	3,000,000	3,082,299

	Principal	Value
Commercial Banks (continued)
CIT Group, Inc. 4.75%, 02/15/2015 - 144A	$ 570,000	$ 584,962
Citigroup, Inc. 5.95%, 01/30/2023 (A) (C) (D)	4,455,000	4,404,881
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 - 144A (A) (D)	3,750,000	4,996,875
Deutsche Bank AG 6.00%, 09/01/2017	3,850,000	4,383,310
HBOS PLC, Series MTN 6.75%, 05/21/2018 - 144A	4,465,000	5,085,278
ING Bank NV 5.80%, 09/25/2023 - 144A (C)	3,845,000	4,215,581
Intesa Sanpaolo SpA
2.38%, 01/13/2017	1,500,000	1,515,282
3.13%, 01/15/2016	2,750,000	2,829,676
JPMorgan Chase & Co. 5.15%, 05/01/2023 (A) (D)	4,475,000	4,234,469
Regions Bank 7.50%, 05/15/2018	4,610,000	5,440,367
Royal Bank of Scotland Group PLC 5.05%, 01/08/2015	2,220,000	2,276,188
Societe Generale SA 5.75%, 04/20/2016 - 144A	2,569,000	2,774,674
UBS AG 7.63%, 08/17/2022	2,180,000	2,590,429
Wells Fargo & Co. 7.98%, 03/15/2018 (A) (D)	4,105,000	4,659,175
Commercial Services & Supplies - 0.6%
Steelcase, Inc. 6.38%, 02/15/2021	3,035,000	3,474,019
Consumer Finance - 1.0%
Ally Financial, Inc. 4.63%, 06/26/2015	890,000	923,553
Springleaf Finance Corp., Series MTN 6.90%, 12/15/2017	4,540,000	4,982,650
Containers & Packaging - 0.2%
Exopack Holding Corp. 10.00%, 06/01/2018 - 144A	1,280,000	1,376,000
Diversified Financial Services - 2.8%
General Electric Capital Corp. 7.13%, 06/15/2022 (A) (D)	2,900,000	3,335,000
ILFC E-Capital Trust I 5.21%, 12/21/2065 - 144A (A) (C)	2,260,000	2,147,000
Jefferies Group LLC 5.13%, 01/20/2023	1,785,000	1,884,576
Oaktree Capital Management, LP 6.75%, 12/02/2019 - 144A	1,950,000	2,265,110
Vesey Street Investment Trust I 4.40%, 09/01/2016 (E)	3,485,000	3,730,093
Voya Financial, Inc. 5.50%, 07/15/2022 (C)	2,755,000	3,121,840
Diversified Telecommunication Services - 3.8%
CenturyLink, Inc. 5.80%, 03/15/2022 (C)	2,975,000	3,049,375
Frontier Communications Corp. 7.63%, 04/15/2024	2,970,000	3,081,375

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
GTP Acquisition Partners I LLC 7.63%, 06/15/2041 - 144A	$ 500,000	$ 532,491
GTP Towers Issuer LLC 4.44%, 02/15/2040 - 144A	2,295,000	2,342,135
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	885,000	973,500
Level 3 Communications, Inc. 8.88%, 06/01/2019 (C)	180,000	197,550
Level 3 Financing, Inc. 8.13%, 07/01/2019	3,710,000	4,057,812
Unison Ground Lease Funding LLC 6.39%, 04/15/2040 - 144A	4,615,000	4,911,343
Verizon Communications, Inc. 1.76%, 09/15/2016 (A)	1,637,000	1,684,622
Wind Acquisition Finance SA 7.25%, 02/15/2018 - 144A	1,530,000	1,610,325
Electric Utilities - 0.2%
EDP Finance BV 5.25%, 01/14/2021 - 144A	945,000	981,619
Electrical Equipment - 0.2%
Anixter, Inc. 5.95%, 03/01/2015	1,300,000	1,342,250
Energy Equipment & Services - 2.2%
Enterprise Products Operating LLC 8.38%, 08/01/2066 (A)	2,540,000	2,876,550
NuStar Logistics, LP 8.15%, 04/15/2018	2,196,000	2,503,440
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	1,000,000	1,047,500
Seadrill, Ltd. 5.63%, 09/15/2017 - 144A (C)	1,500,000	1,550,625
Transocean, Inc. 6.38%, 12/15/2021	2,071,000	2,340,474
Weatherford International, Ltd. 9.63%, 03/01/2019	2,087,000	2,738,359
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC 8.38%, 05/01/2017 - 144A (C)	1,252,000	1,306,838
Stater Bros Holdings, Inc. 7.38%, 11/15/2018	65,000	68,835
Food Products - 1.0%
Michael Foods Group, Inc. 9.75%, 07/15/2018	2,665,000	2,831,562
Post Holdings, Inc. 7.38%, 02/15/2022	2,633,000	2,817,310
Health Care Equipment & Supplies - 0.8%
Hologic, Inc. 6.25%, 08/01/2020	1,365,000	1,443,488
Mallinckrodt International Finance SA 3.50%, 04/15/2018	2,935,000	2,912,987
Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc. 7.13%, 07/15/2020 (C)	2,225,000	2,386,312
Express Scripts Holding Co. 4.75%, 11/15/2021 (C)	2,720,000	2,981,406
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp. 2.50%, 03/01/2018	3,100,000	3,127,550

	Principal	Value
Household Durables - 0.3%
Meritage Homes Corp. 4.50%, 03/01/2018	$ 1,430,000	$ 1,462,175
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	2,995,000	3,114,800
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. 7.88%, 05/15/2021 (C)	4,220,000	4,678,925
Insurance - 5.5%
American Financial Group, Inc. 9.88%, 06/15/2019	3,025,000	3,956,458
American International Group, Inc., Series MTN 5.85%, 01/16/2018	1,655,000	1,889,154
Chubb Corp. 6.38%, 03/29/2067 (A)	3,455,000	3,835,050
Fidelity National Financial, Inc. 6.60%, 05/15/2017 (C)	2,170,000	2,457,486
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	3,365,000	3,855,735
Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	2,249,000	2,483,080
Oil Insurance, Ltd. 3.22%, 06/02/2014 - 144A (A) (D)	1,245,000	1,171,260
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 (A) (C)	2,925,000	2,968,875
Sompo Japan Insurance, Inc. 5.33%, 03/28/2073 - 144A (A) (C)	5,235,000	5,601,450
Stone Street Trust 5.90%, 12/15/2015 - 144A	3,675,000	3,940,368
IT Services - 0.8%
Cardtronics, Inc. 8.25%, 09/01/2018	4,175,000	4,433,850
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017	2,400,000	2,402,969
Media - 1.2%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	2,815,000	3,031,962
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	2,415,000	2,608,200
Numericable Group SA 4.88%, 05/15/2019 - 144A (F)	1,350,000	1,363,500
Metals & Mining - 1.3%
Anglo American Capital PLC 9.38%, 04/08/2019 - 144A	1,956,000	2,502,370
Glencore Funding LLC 2.50%, 01/15/2019 - 144A (C)	955,000	934,189
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	2,200,000	2,889,693
Xstrata Finance Canada, Ltd. 5.80%, 11/15/2016 - 144A	1,000,000	1,100,540
Multi-Utilities - 0.5%
Black Hills Corp.
4.25%, 11/30/2023	1,650,000	1,722,839
5.88%, 07/15/2020	1,200,000	1,376,065

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 3.9%
Chesapeake Energy Corp.
3.47%, 04/15/2019 (A)	$ 395,500	$ 399,455
6.50%, 08/15/2017 (C)	2,075,000	2,326,594
Energy Transfer Partners, LP 4.90%, 02/01/2024	2,232,000	2,367,962
Gazprom OAO Via GAZ Capital SA 5.09%, 11/29/2015 - 144A	725,000	738,594
Linn Energy LLC / Linn Energy Finance Corp. 7.25%, 11/01/2019 - 144A (C)	2,855,000	2,951,356
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A (C)	1,550,000	1,457,388
6.38%, 11/05/2014 - 144A	1,180,000	1,191,800
Petrobras Global Finance BV 3.00%, 01/15/2019 (C)	1,980,000	1,917,331
Petrohawk Energy Corp. 7.25%, 08/15/2018	1,543,000	1,628,768
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 - 144A	1,351,000	1,709,015
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 - 144A	2,270,000	2,687,112
Rosneft Finance SA 6.25%, 02/02/2015 - 144A	1,835,000	1,862,525
Rosneft Oil Co. via Rosneft International Finance, Ltd. 3.15%, 03/06/2017 - 144A	1,740,000	1,648,650
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A	608,000	646,000
Boise Cascade Co. 6.38%, 11/01/2020 (C)	1,390,000	1,494,250
Exopack Holdings SA 7.88%, 11/01/2019 - 144A	1,600,000	1,696,000
Pharmaceuticals - 1.1%
Actavis, Inc. 3.25%, 10/01/2022 (C)	1,865,000	1,807,728
Perrigo Co. PLC 2.30%, 11/08/2018 - 144A	4,498,000	4,459,744
Real Estate Investment Trusts - 2.2%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC 2.00%, 02/06/2017 - 144A	2,635,000	2,638,236
CBL & Associates, LP 5.25%, 12/01/2023	1,288,000	1,342,201
EPR Properties
5.75%, 08/15/2022	835,000	898,963
7.75%, 07/15/2020	3,000,000	3,551,847
Hospitality Properties Trust 5.00%, 08/15/2022	635,000	667,608
Kilroy Realty, LP 6.63%, 06/01/2020 (C)	3,252,000	3,807,243
Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,410,000	1,476,549
7.13%, 10/15/2020 - 144A	5,150,000	5,783,023
Software - 0.6%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	693,875
7.38%, 06/15/2019 - 144A	2,480,000	2,659,800

	Principal	Value
Specialty Retail - 0.4%
Claire’s Stores, Inc. 9.00%, 03/15/2019 - 144A (C)	$ 2,315,000	$ 2,407,600
Tobacco - 0.6%
Lorillard Tobacco Co. 8.13%, 06/23/2019 (C)	2,700,000	3,356,465
Trading Companies & Distributors - 0.8%
International Lease Finance Corp. 6.75%, 09/01/2016 - 144A	4,215,000	4,689,187
Wireless Telecommunication Services - 3.0%
Crown Castle Towers LLC
4.88%, 08/15/2040 - 144A	2,150,000	2,383,907
6.11%, 01/15/2040 - 144A	2,650,000	3,067,155
SBA Tower Trust 5.10%, 04/15/2042 - 144A	3,680,000	3,939,249
Sprint Communications, Inc. 9.00%, 11/15/2018 - 144A	3,160,000	3,851,250
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 - 144A	1,501,333	1,542,717
6.83%, 11/15/2040 - 144A	2,570,000	2,682,761

Total Corporate Debt Securities (cost $320,567,086)		332,485,787

CONVERTIBLE BOND - 0.4%
Automobiles - 0.4%
Ford Motor Co. Series 2012-D, Class A3 4.25%, 11/15/2016 (C)	1,140,000	2,150,325

Total Convertible Bond (cost $1,483,459)		2,150,325

LOAN ASSIGNMENTS - 0.6%
Food & Staples Retailing - 0.1%
Albertsons LLC, Term Loan B1 4.25%, 03/21/2016 (A)	300,311	300,611
Albertsons LLC, Term Loan B2 4.75%, 03/21/2019 (A)	195,941	196,431
Health Care Equipment & Supplies - 0.1%
Atkore International, Inc., 2nd Lien Term Loan 7.75%, 09/10/2021 (A)	550,000	550,000
Household Products - 0.4%
Dell, International LLC, USD Term Loan B 4.50%, 04/29/2020 (A)	2,661,625	2,649,797

Total Loan Assignments (cost $3,679,445)		3,696,839

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bill
0.05%, 06/12/2014 (G)	20,000,000	19,998,962
0.11%, 12/11/2014 (G)	3,365,000	3,362,665

Total Short-Term U.S. Government Obligations (cost $23,361,627)		23,361,627

	Shares	Value
PREFERRED STOCKS - 1.3%
Commercial Banks - 0.2%
CoBank ACB - Series F 144A, 6.25% (A) (C)	9,770	998,678
Consumer Finance - 0.3%
Ally Financial, Inc. - Series A, 8.50% (A)	60,200	1,627,808

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Diversified Telecommunication Services - 0.5%
Centaur Funding Corp. - Class A 144A, 9.08%	2,661	$ 3,307,124
Real Estate Investment Trusts - 0.3%
American Realty Capital Properties, Inc. - Series F, 6.70%	72,000	1,697,040

Total Preferred Stocks (cost $7,454,601)		7,630,650

COMMON STOCK - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	26,000	1,214,980

Total Common Stock (cost $814,250)		1,214,980

WARRANT - 0.5%
Commercial Banks - 0.5%
Wells Fargo & Co. (H) Expiration: 10/28/2018 Exercise Price: $34.01	148,210	2,775,973

Total Warrant (cost $1,141,217)		2,775,973

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (G)	40,821,698	$ 40,821,698

Total Securities Lending Collateral (cost $40,821,698)		40,821,698

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co.
0.01% (G), dated 04/30/2014, to be repurchased at $4,708,049 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $4,804,888.

	$ 4,708,047	$ 4,708,047

Total Repurchase Agreement (cost $4,708,047)		4,708,047

Total Investment Securities (cost $617,663,202) (I)		638,221,310
Other Assets and Liabilities - Net - (9.4)%		(54,644,917)

Net Assets - 100.0%		$ 583,576,393

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$60,617,354	$—	$60,617,354
U.S. Government Agency Obligations	—	21,872,301	—	21,872,301
Foreign Government Obligations	—	8,157,622	—	8,157,622
Mortgage-Backed Securities	—	75,390,367	—	75,390,367
Asset-Backed Securities	—	41,908,817	—	41,908,817
Municipal Government Obligations	—	4,866,048	—	4,866,048
Preferred Corporate Debt Security	—	6,562,875	—	6,562,875
Corporate Debt Securities	—	332,485,787	—	332,485,787
Convertible Bond	—	2,150,325	—	2,150,325
Loan Assignments	—	3,696,839	—	3,696,839
Short-Term U.S. Government Obligations	—	23,361,627	—	23,361,627
Preferred Stocks	7,630,650	—	—	7,630,650
Common Stock	1,214,980	—	—	1,214,980
Warrant	2,775,973	—	—	2,775,973
Securities Lending Collateral	40,821,698	—	—	40,821,698
Repurchase Agreement	—	4,708,047	—	4,708,047
Total Investment Securities	$52,443,301	$585,778,009	$—	$638,221,310

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $1,089,985, or 0.19% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $39,991,613. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Rate shown reflects the yield at April 30, 2014.
(H)	Non-income producing security.
(I)	Aggregate cost for federal income tax purposes is $617,663,202. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,710,624 and $2,152,516, respectively. Net unrealized appreciation for tax purposes is $20,558,108.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $194,956,394, or 33.41% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PHP	Philippine Peso

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.3%
Commercial Banks - 0.9%
CIT Group, Inc. 5.25%, 03/15/2018	$ 1,500,000	$ 1,608,750
Food Products - 0.3%
Post Holdings, Inc. 6.75%, 12/01/2021 - 144A	500,000	523,750
Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc. 5.13%, 08/01/2021 - 144A	1,000,000	1,020,000
LifePoint Hospitals, Inc. 5.50%, 12/01/2021 - 144A (A)	500,000	520,000
Household Durables - 0.6%
Meritage Homes Corp. 4.50%, 03/01/2018 (A)	1,000,000	1,022,500
Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020 (A)	1,000,000	1,040,000

Total Corporate Debt Securities (cost $5,632,861)		5,735,000

LOAN ASSIGNMENTS - 87.4%
Aerospace & Defense - 1.1%
Silver II US Holdings, LLC, Term Loan 4.07%, 12/13/2019 (B)	973,909	969,242
TransDigm, Inc., Term Loan C 3.75%, 02/28/2020 (B)	994,962	989,210
Auto Components - 1.0%
Allison Transmission, Inc., New Term Loan B3 3.75%, 08/23/2019 (B)	1,237,860	1,232,290
UCI International, Inc., New Term Loan B 5.50%, 07/26/2017 (B)	497,429	498,051
Automobiles - 1.1%
Chrysler Group LLC, 2018 Term Loan B 3.25%, 12/31/2018 (B)	2,000,000	1,981,500
Biotechnology - 0.8%
Sage Products Holdings III LLC, Refi Term Loan B 4.25%, 12/13/2019 (B)	1,362,540	1,361,405
Building Products - 1.7%
Interline Brands, Inc., 2021 Term Loan 4.00%, 03/15/2021 (B)	1,000,000	991,250
Ply Gem Industries, Inc., Term Loan 4.00%, 02/01/2021 (B)	2,000,000	1,984,500
Chemicals - 2.9%
Axalta Coating Systems US Holdings, Inc., USD Term Loan 4.00%, 02/01/2020 (B)	1,985,000	1,977,280
Cyanco Intermediate Corp., Term Loan B 5.50%, 04/29/2020 (B)	497,495	497,080
Minerals Technology, Inc., Term Loan B 1.00%, 04/14/2021 (B)	1,000,000	997,500
Road Infrastructure Investment LLC, New 2nd Lien Term Loan 7.75%, 09/21/2021 (B)	1,000,000	993,333
Tronox Pigments BV, Term Loan 1.00%, 03/19/2020 (B)	500,000	499,063

	Principal	Value
Commercial Services & Supplies - 10.9%
ADS Waste Holdings, Inc., New Term Loan 3.75%, 10/09/2019 (B)	$ 2,972,475	$ 2,947,084
Allied Security Holdings LLC, New 1st Lien Term Loan 4.25%, 02/12/2021 (B)	1,107,143	1,100,223
ARG IH Corp., Term Loan B 5.00%, 11/15/2020 (B)	1,496,250	1,499,055
Autoparts Holdings, Ltd., 1T Lien Term Loan 6.76%, 07/29/2017 (B)	798,518	796,522
Ceridian Corp., New Term Loan B 4.40%, 05/09/2017 (B)	1,662,372	1,660,294
EnergySolutions, LLC, Term Loan 6.75%, 08/12/2016 (B)	641,818	641,417
Garda World Security Corp., Delayed Draw Term Loan 4.00%, 11/06/2020 (B)	304,028	302,603
Garda World Security Corp., New Term Loan B 4.00%, 11/06/2020 (B)	1,188,472	1,182,902
Multi Packaging Solutions, Inc., 2020 Term Loan B 4.25%, 09/30/2020 (B)	1,000,000	1,000,000
Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan 5.00%, 10/02/2018 (B)	995,000	997,073
Polymer Group, Inc., 1st Lien Term Loan B 5.25%, 12/19/2019 (B)	997,500	998,747
Pre-Paid Legal Services, Inc., 1st Lien Term Loan 6.25%, 07/01/2019 (B)	729,825	736,667
Protection One, Inc., Term Loan 4.25%, 03/21/2019 (B)	822,908	820,165
RGIS Services, LLC, Term Loan C 5.50%, 10/18/2017 (B)	497,462	497,462
ServiceMaster Co., Extended Term Loan 4.41%, 01/31/2017 (B)	994,937	995,248
W/S Packaging Group, Inc., Term Loan B 5.00%, 08/05/2019 (B)	497,500	495,634
West Corp., Term Loan B10 3.25%, 06/30/2018 (B)	1,000,000	986,406
WTG Holdings III Corp., 1st Lien Term 4.75%, 01/15/2021 (B)	1,163,750	1,166,659
Communications Equipment - 1.3%
AVSC Holding Corp., 1st Lien Term Loan 4.50%, 01/24/2021 (B)	1,500,000	1,499,374
Global Tel*Link Corp., 1st Lien Term Loan 5.00%, 05/22/2020 (B)	737,845	732,311
Computers & Peripherals - 0.9%
Kronos, Inc., Initial Incremental Term Loan 4.50%, 10/30/2019 (B)	1,489,770	1,492,564
Containers & Packaging - 3.5%
Ardagh Holdings USA, Inc., Incremental Term 4.00%, 12/17/2019 (B)	1,000,000	996,250

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Containers & Packaging (continued)
Berry Plastics Holding Corp., Term Loan E 3.75%, 01/06/2021 (B)	$ 2,000,000	$ 1,986,876
BWAY Holding Co., Term Loan B 4.50%, 08/06/2017 (B)	994,962	997,139
Multi Packaging Solutions, Inc., Term Loan A 4.39%, 09/30/2020 (B)	500,000	500,313
Tekni-Plex, Inc., New Term Loan B 4.75%, 08/25/2019 (B)	1,492,481	1,485,019
Distributors - 0.9%
VWR Funding, Inc., USD Term Loan 3.40%, 04/03/2017 (B)	1,492,387	1,488,034
Diversified Financial Services - 1.3%
Duff & Phelps Investment Management Co., Term Loan B 4.50%, 04/23/2020 (B)	994,991	994,162
Nuveen Investments, Inc., New Term Loan 4.15%, 05/15/2017 (B)	1,300,000	1,298,985
Diversified Telecommunication Services - 1.9%
Cincinnati Bell, Inc., New Term Loan B 4.00%, 09/10/2020 (B)	895,500	890,277
Intelsat Jackson Holdings SA, Term Loan B2 3.75%, 06/30/2019 (B)	1,000,000	998,750
SBA Senior Finance II LLC, Term Loan B1 3.25%, 03/24/2021 (B)	1,000,000	992,500
Securus Technologies Holdings, Inc., Term Loan 4.75%, 04/30/2020 (B)	497,500	494,546
Electric Utilities - 2.2%
Calpine Construction Finance Company, LP, Original Term Loan B2 3.25%, 01/31/2022 (B)	997,495	977,233
EFS Cogen Holdings I, Inc., Term Loan B 3.75%, 12/17/2020 (B)	800,084	801,418
Raven Power Finance LLC, Term Loan 5.25%, 12/19/2020 (B)	857,143	864,643
Star West Generation LLC, New Term Loan B 4.25%, 03/13/2020 (B)	750,000	750,000
Viva Alamo LLC, Term Loan B 1.00%, 02/17/2021 (B)	500,000	500,625
Electronic Equipment & Instruments - 0.7%
Sensus USA, Inc., 1st Lien Term Loan 4.75%, 05/09/2017 (B)	1,193,863	1,190,878
Energy Equipment & Services - 1.9%
Drillships Financing Holding, Inc., Term Loan B1 6.00%, 03/31/2021 (B)	1,471,294	1,487,387
Seadrill Partners Finance Co. LLC, Term Loan B 4.00%, 02/21/2021 (B)	997,500	984,408
Stallion Oilfield Services, Ltd., Term Loan B 8.00%, 06/19/2018 (B)	777,613	791,707
Food & Staples Retailing - 2.3%
Albertsons LLC, Term Loan B2 4.75%, 03/21/2019 (B)	798,000	799,995
Bellisio Foods, Inc., Term Loan 4.50%, 07/31/2019 (B)	886,024	883,809

	Principal	Value
Food & Staples Retailing (continued)
Rite AID Corp., 2nd Lien Term Loan 5.75%, 08/21/2020 (B)	$ 500,000	$ 509,875
Roundy’s Supermarkets, Inc., New Term Loan B 5.75%, 03/03/2021 (B)	1,044,181	1,045,486
SUPERVALU, Inc., Refi Term Loan B 4.50%, 03/21/2019 (B)	742,491	739,840
Food Products - 4.9%
Aramark Corp., Extended Synthetic Line of Credit 2 0.08%, 07/26/2016 (B)	1,409,295	1,402,249
Aramark Corp., Extended Synthetic Line of Credit 3 0.08%, 07/26/2016 (B)	587,318	586,828
Big Heart Pet Brands, Term Loan 3.50%, 03/08/2020 (B)	1,000,000	990,750
CSM Bakery Supplies LLC, 1st Lien Term Loan 1.00%, 07/03/2020 (B)	795,990	799,373
Del Monte Foods, Inc., 1st Lien Term 4.25%, 02/18/2021 (B)	1,496,250	1,491,761
Del Monte Foods, Inc., 2nd Lien Term 8.25%, 08/18/2021 (B)	250,000	246,875
Dole Food Co., Inc., New Term Loan B 4.50%, 11/01/2018 (B)	1,995,000	1,991,010
Pinnacle Foods Finance LLC, Incremental Term Loan H 3.25%, 04/29/2020 (B)	997,494	988,454
Health Care Equipment & Supplies - 2.9%
Alere, Inc., Term Loan B1 4.25%, 06/30/2017 (B)	1,994,898	1,988,664
Biomet Inc., Term Loan B2 3.66%, 07/25/2017 (B)	997,487	998,556
Kinetic Concepts, Inc., USD Term Loan
3.50%, 11/04/2016 (B)	498,750	497,971
4.00%, 05/04/2018 (B)	997,500	996,431
Millennium Laboratories, Inc., Term Loan B 5.25%, 03/28/2021 (B)	500,000	496,719
Health Care Providers & Services - 4.7%
Ardent Medical Services, Inc., Term Loan 6.75%, 07/02/2018 (B)	493,750	483,875
CHS / Community Health Systems, Inc., 2017 Term Loan E 3.47%, 01/25/2017 (B)	136,072	136,048
Community Health System, Inc., Term Loan D 4.25%, 01/27/2021 (B)	1,858,928	1,863,893
DaVita, Inc., New Term Loan B 4.50%, 10/20/2016 (B)	1,193,830	1,194,714
Healogics, Inc., 1st Lien Term Loan 5.25%, 02/05/2019 (B)	696,482	697,571
IASIS Healthcare LLC, Term Loan B2 4.50%, 05/03/2018 (B)	497,481	496,984
Planet Fitness Holdings LLC, Term Loan 3.75%, 03/10/2021 (B)	1,000,000	998,750
Radnet Management, Inc., Term Loan B 4.28%, 10/10/2018 (B)	500,000	498,125
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan 1.00%, 04/19/2019 (B)	500,000	497,500

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Health Care Providers & Services (continued)
United Surgical Partners International, Inc., Extended Term Loan 4.25%, 04/19/2017 (B)	$ 498,728	$ 498,104
Valitas Health Services, Inc., Term Loan B 6.00%, 06/02/2017 (B)	700,000	678,125
Health Care Technology - 0.8%
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan 5.25%, 10/02/2019 (B)	498,750	499,997
Onex Carestream Health, Inc., 1st Lein Term Loan 5.00%, 06/07/2019 (B)	974,684	974,886
Hotels, Restaurants & Leisure - 6.4%
Affinity Gaming, LLC, New Term Loan B 4.25%, 11/09/2017 (B)	515,963	510,804
AMC Entertainment, Inc., Inc., New Term Loan 3.50%, 04/30/2020 (B)	498,741	496,995
Caesars Entertainment Operating Co., Inc., Term Loan B1 3.15%, 01/28/2015 (B)	951,118	938,041
Caesars Entertainment Resort Properties LLC, Term Loan B 7.00%, 10/12/2020 (B)	498,750	498,889
Great Wolf Resorts, Inc., Term Loan B 4.50%, 08/06/2020 (B)	994,987	993,433
Hilton Worldwide Finance LLC, USD Term Loan B2 3.50%, 10/26/2020 (B)	1,160,000	1,155,166
MGM Resorts International, Term Loan B 3.50%, 12/20/2019 (B)	997,475	990,617
NEP/NCP Holdco, Inc., Incremental Term Loan 4.25%, 01/22/2020 (B)	1,495,000	1,489,862
Scientific Games International, Inc., New Term Loan B 4.25%, 10/18/2020 (B)	1,496,250	1,490,639
Tropicana Entertainment, Inc., Term Loan 4.00%, 11/27/2020 (B)	1,478,853	1,478,853
WMG Acquisition Corp., New Term Loan 3.75%, 07/01/2020 (B)	995,000	985,050
Household Products - 3.1%
Armored Autogroup, Inc., Term Loan B 6.00%, 11/04/2016 (B)	964,507	968,928
Dell, International LLC, USD Term Loan B 4.50%, 04/29/2020 (B)	1,990,000	1,981,156
Herff Jones, Inc., Term Loan B 5.50%, 06/25/2019 (B)	963,050	966,662
KIK Custom Products, Inc., New 1st Lien Term Loan 5.50%, 04/29/2019 (B)	1,493,738	1,488,604
Independent Power Producers & Energy Traders - 0.9%
Dynegy Holdings, Inc., Term Loan B2 4.00%, 04/23/2020 (B)	1,492,481	1,487,417
Insurance - 1.3%
Asurion LLC, New Term Loan B1 5.00%, 05/24/2019 (B)	2,216,724	2,216,416

	Principal	Value
IT Services - 1.3%
MoneyGram International, Inc., Term Loan B 4.25%, 03/27/2020 (B)	$ 250,000	$ 243,438
SunGard Data Systems, Inc., Term Loan E 4.00%, 03/09/2020 (B)	2,019,928	2,018,413
Leisure Equipment & Products - 0.3%
ClubCorp Club Operations, Inc., New Term Loan 4.00%, 07/24/2020 (B)	500,000	498,125
Life Sciences Tools & Services - 0.3%
Pharmaceutical Product Development, LLC, New Term Loan B 4.00%, 12/05/2018 (B)	497,481	495,864
Machinery - 4.0%
Apex Tool Group, LLC, Term Loan B 4.50%, 01/31/2020 (B)	990,000	977,978
Filtration Group Corp., 1st Lien Term Loan 4.50%, 11/21/2020 (B)	1,496,250	1,507,005
Gardner Denver, Inc., USD Term Loan 4.25%, 07/30/2020 (B)	995,000	992,852
RBS Global, Inc., 1st Lien Term Loan B 4.07%, 08/21/2020 (B)	995,000	991,062
Wastequip, LLC, Term Loan 5.50%, 08/09/2019 (B)	992,500	992,500
Xerium Technologies, Inc., USD Term Loan 5.75%, 05/17/2019	1,493,731	1,499,956
Marine - 0.3%
Commercial Barge Line Co., 1st Lien Term Loan 7.50%, 09/23/2019 (B)	495,000	495,619
Media - 4.6%
Affinion Group, Inc., Term Loan B 6.75%, 10/10/2016 (B)	996,117	996,864
Cequel Communications LLC, Term Loan B 3.50%, 02/14/2019 (B)	482,717	480,364
Cumulus Media Holdings, Inc., 2013 Term Loan 4.25%, 12/23/2020 (B)	1,495,602	1,491,397
IMG Worldwide, Inc., 1st Lien Term Loan 1.00%, 02/26/2021 (B)	1,000,000	996,750
Learfield Communications, Inc., New 1st Lien 4.50%, 10/09/2020 (B)	249,375	249,998
Liberty Cablevision of Puerto Rico LLC, Add on Term Loan B2 6.00%, 06/09/2017 (B)	498,731	498,107
Liberty Cablevision of Puerto Rico LLC, New Term Loan B 6.00%, 06/09/2017 (B)	498,718	498,718
Tribune Co., 2013 Term Loan 4.00%, 12/27/2020 (B)	1,197,000	1,191,913
Univision Communications, Inc., Term Loan C4 4.00%, 03/01/2020 (B)	1,492,491	1,483,430
Metals & Mining - 0.6%
FMG Resources PTY Ltd., New Term Loan B 4.25%, 06/28/2019 (B)	995,000	993,601
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal, Inc., Term Loan B 6.25%, 05/16/2018 (B)	497,474	483,033

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Paper & Forest Products - 0.6%
Exopack, LLC, USD Term Loan B 5.25%, 05/08/2019 (B)	$ 997,500	$ 1,004,981
Personal Products - 1.1%
Revlon Consumer Products Corp., Acquisition Term Loan 4.00%, 10/08/2019 (B)	997,500	995,318
Vogue International, Inc., Term Loan B 5.25%, 02/14/2020 (B)	1,000,000	1,000,625
Pharmaceuticals - 2.1%
Amneal Pharmaceuticals LLC, New Term Loan 5.75%, 11/01/2019 (B)	696,499	699,546
Salix Pharmaceuticals, Ltd., Term Loan 4.25%, 01/02/2020 (B)	1,975,000	1,981,172
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B 3.75%, 08/05/2020 (B)	926,519	925,361
Professional Services - 0.9%
TransUnion LLC, New USD Term Loan 4.00%, 03/17/2021 (B)	1,500,000	1,492,032
Real Estate Investment Trusts - 0.6%
iStar Financial, Inc., Term Loan 4.50%, 10/16/2017 (B)	1,088,843	1,090,885
Real Estate Management & Development - 1.3%
Realogy Corp., Extended Letter of Credit 4.25%, 10/10/2016 (B)	1,493,904	1,490,170
Realogy Corp., New Term Loan B 3.75%, 03/05/2020 (B)	696,496	693,448
Road & Rail - 0.7%
Fly Funding II S.a.r.l., Term Loan B 4.50%, 08/09/2019 (B)	1,234,375	1,235,147
Semiconductors & Semiconductor Equipment - 1.2%
Avago Technologies, Ltd., Term Loan B 1.00%, 12/16/2020 (B)	1,000,000	1,002,188
Freescale Acquisition Corp., Term Loan B4 4.25%, 02/28/2020 (B)	997,500	995,006
Software - 4.0%
Applied Systems, Inc., New 1st Lien 4.25%, 01/25/2021 (B)	997,500	995,630
Aricent Technologies, 1st Lien Term Loan 5.50%, 04/14/2021 (B)	500,000	498,125
BMC Software Finance, Inc., Term Loan 5.00%, 09/10/2020 (B)	498,750	494,386
BMC Software Finance, Inc., USD Term Loan 5.00%, 09/10/2020 (B)	498,750	497,378
First Data Corp., New Term Loan B 3.65%, 03/24/2017 (B)	1,000,000	996,875
Infor (US), Inc., USD Term Loan B5 3.75%, 06/03/2020 (B)	1,496,250	1,484,760
Magic Newco LLC, 1st Lien Term Loan 5.00%, 12/12/2018 (B)	994,956	999,308
Sophia, LP, 2014 Term Loan B 3.96%, 07/19/2018 (B)	996,092	994,598
Specialty Retail - 1.2%
Aquilex Holdings LLC, New Term Loan 5.00%, 12/31/2020 (B)	498,750	499,997
PFS Holding Corp., Term Loan 4.50%, 01/31/2021 (B)	1,500,000	1,500,937

	Principal	Value
Trading Companies & Distributors - 0.3%
International Lease Finance Corp., New Term Loan B 3.50%, 02/13/2021 (B)	$ 500,000	$ 497,812
Water Utilities - 0.3%
Utility Services Associates, Inc., Term Loan B 6.75%, 09/30/2020 (B)	498,750	501,245

Total Loan Assignments (cost $151,031,796)		150,745,931

	Shares	Value
INVESTMENT COMPANY - 1.1%
Capital Markets - 1.1%
PowerShares Senior Loan Portfolio (A)	76,200	1,885,188

Total Investment Company (cost $1,897,870)		1,885,188

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	3,936,820	3,936,820

Total Securities Lending Collateral (cost $3,936,820)		3,936,820

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $10,383,547 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.25%, due 05/01/2041 - 12/25/2042, and with a total value of $10,595,873.	$ 10,383,544	10,383,544

Total Repurchase Agreement (cost $10,383,544)		10,383,544

Total Investment Securities (cost $172,882,891) (D)		172,686,483
Other Assets and Liabilities - Net - (0.1)%		(256,542)

Net Assets - 100.0%		$ 172,429,941

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$5,735,000	$—	$5,735,000
Loan Assignments	—	150,745,931	—	150,745,931
Investment Company	1,885,188	—	—	1,885,188
Securities Lending Collateral	3,936,820	—	—	3,936,820
Repurchase Agreement	—	10,383,544	—	10,383,544
Total Investment Securities	$5,822,008	$166,864,475	$—	$172,686,483

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,855,060. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $172,882,891. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $400,085 and $596,493, respectively. Net unrealized depreciation for tax purposes is $196,408.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $2,063,750, or 1.20% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 81.7%
Brazil - 5.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023	BRL 4,000,000	$ 1,626,417
Brazilian Government International Bond 2.88%, 04/01/2021	EUR 740,000	1,025,181
Canada - 5.1%
Province of Manitoba Canada 1.75%, 05/30/2019	$ 1,800,000	1,778,344
Province of Quebec Canada 4.50%, 12/01/2020	CAD 900,000	913,647
Colombia - 2.3%
Colombia Government International Bond 4.38%, 03/21/2023	COP 2,606,000,000	1,211,107
Germany - 8.4%
Bundesrepublik Deutschland
2.00%, 08/15/2023	EUR 1,750,000	2,556,514
4.75%, 07/04/2028	1,000,000	1,867,788
Greece - 2.0%
Hellenic Republic Government Bond 4.75%, 04/17/2019 - 144A, Reg S	750,000	1,033,306
Hungary - 5.4%
Hungary Government Bond
6.00%, 11/24/2023	HUF 115,000,000	549,044
6.50%, 06/24/2019	200,000,000	987,766
Hungary Government International Bond
5.38%, 03/25/2024	$ 260,000	269,425
5.75%, 06/11/2018 - Reg S	EUR 350,000	537,004
Magyar Nemzeti Bank 6.00%, 10/19/2015	JPY 51,000,000	516,813
Italy - 5.7%
Italy Buoni Poliennali del Tesoro 3.75%, 05/01/2021	EUR 2,000,000	3,010,437
Latvia - 1.1%
Republic of Latvia, Series MTN 2.63%, 01/21/2021 - 144A	400,000	564,374
Mexico - 3.9%
Mexican Bonos 6.50%, 06/09/2022	MXN 19,710,000	1,554,209
United Mexican States, Series MTN 5.63%, 03/19/2114	GBP 310,000	514,940
New Zealand - 5.5%
New Zealand Government Bond 3.00%, 04/15/2020	NZD 3,583,000	2,886,603
Poland - 1.9%
Poland Government International Bond 0.91%, 11/13/2020	JPY 100,000,000	978,745
Romania - 10.1%
Romania Government Bond
5.60%, 11/28/2018	RON 3,000,000	990,177
5.85%, 04/26/2023	5,310,000	1,746,136
5.95%, 06/11/2021	2,940,000	970,190

	Principal	Value
Romania (continued)
Romanian Government International Bond, Series MTN 4.88%, 11/07/2019 - Reg S	EUR 1,025,000	$ 1,581,443
Russian Federation - 1.0%
Russian Federal Bond - OFZ 7.50%, 02/27/2019	RUB 20,000,000	530,807
Slovenia - 4.1%
Slovenia Government Bond 4.38%, 02/06/2019 - Reg S	EUR 350,000	528,982
Slovenia Government International Bond
4.00%, 03/22/2018 - Reg S	750,000	1,117,968
5.25%, 02/18/2024 - 144A	$ 500,000	518,750
South Africa - 2.0%
South Africa Government Bond
6.50%, 02/28/2041	ZAR 7,400,000	519,889
8.25%, 09/15/2017	5,450,000	528,490
Supranational - 2.8%
International Bank for Reconstruction & Development, Series MTN 3.75%, 05/19/2017	NOK 3,250,000	572,526
International Finance Corp., Series MTN
3.88%, 02/26/2018	NZD 500,000	419,967
7.80%, 06/03/2019	INR 27,500,000	456,304
Sweden - 2.8%
Sweden Government Bond 3.50%, 06/01/2022	SEK 8,500,000	1,472,761
Turkey - 2.0%
Turkey Government International Bond 4.13%, 04/11/2023	EUR 750,000	1,058,721
United Kingdom - 9.5%
U.K. Gilt
3.25%, 01/22/2044 - Reg S	GBP 1,000,000	1,623,315
3.75%, 09/07/2021 - Reg S	1,100,000	2,036,091
4.75%, 03/07/2020 - Reg S	700,000	1,358,972
Uruguay - 1.1%
Uruguay Government International Bond 4.38%, 12/15/2028	UYU 12,325,159	570,607

Total Foreign Government Obligations (cost $42,089,130)		42,983,760

CORPORATE DEBT SECURITIES - 13.5%
Brazil - 2.2%
Banco do Brasil SA, Series MTN 3.75%, 07/25/2018 - 144A	EUR 430,000	616,545
Votorantim Cimentos SA 3.25%, 04/25/2021 - 144A	390,000	534,081
Canada - 0.3%
TELUS Corp. 5.05%, 12/04/2019	CAD 125,000	126,704
France - 3.0%
Numericable Group SA 5.63%, 05/15/2024 - 144A (A)	EUR 1,100,000	1,585,235

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Germany - 2.4%
KFW, Series MTN
3.75%, 08/16/2017	NZD 500,000	$ 422,000
3.75%, 06/14/2018 - Reg S	1,000,000	834,543
Mexico - 2.5%
America Movil SAB de CV
4.75%, 06/28/2022	EUR 500,000	823,114
8.46%, 12/18/2036	MXN 7,000,000	503,327
Netherlands - 1.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank, Series MTN 4.25%, 05/02/2018	NZD 1,000,000	839,565
United States - 1.5%
Cemex Finance LLC 5.25%, 04/01/2021 - 144A	EUR 235,000	334,993
Morgan Stanley, Series MTN 7.60%, 08/08/2017	NZD 500,000	457,318

Total Corporate Debt Securities (cost $6,914,893)		7,077,425

Principal	Value
REPURCHASE AGREEMENT - 4.1%

State Street Bank & Trust Co.
0.01% (B), dated 04/30/2014, to be repurchased at $2,169,966 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $2,215,021.

$ 2,169,965	$ 2,169,965

Total Repurchase Agreement (cost $2,169,965)	2,169,965

Total Investment Securities (cost $51,173,988) (C)	52,231,150
Other Assets and Liabilities - Net - 0.7%	357,169

Net Assets - 100.0%	$ 52,588,319

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	HSBC	(1,137,491)	05/30/2014	$(1,051,155)	$(3,333)
AUD	SCB	1,137,491	05/30/2014	1,053,464	1,024
BRL	JPM	818,981	05/12/2014	367,751	(1,888)
BRL	JPM	(810,796)	05/12/2014	(365,454)	3,247
CAD	HSBC	1,625,555	05/30/2014	1,479,485	2,509
EUR	HSBC	(6,137,590)	05/30/2014	(8,504,122)	(10,246)
GBP	HSBC	775,812	05/30/2014	1,303,849	5,713
JPY	HSBC	638,591,103	05/30/2014	6,219,235	28,247
MXN	SCB	5,708,596	05/30/2014	435,438	(187)
NZD	SCB	(3,353,218)	05/30/2014	(2,859,473)	(24,362)
SEK	RBS	(9,752,135)	05/30/2014	(1,488,012)	(10,962)
ZAR	HSBC	(11,645,205)	05/30/2014	(1,100,000)	(1,514)
ZAR	JPM	(10,741,930)	05/30/2014	(1,012,045)	(4,028)
ZAR	JPM	(11,651,335)	05/30/2014	(1,100,000)	(2,094)

					$(17,874)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	82.3%	$42,983,760
Commercial Banks	5.2	2,712,653
Media	3.0	1,585,235
Wireless Telecommunication Services	2.5	1,326,441
Construction Materials	1.7	869,074
Capital Markets	0.9	457,318
Diversified Telecommunication Services	0.2	126,704

Investment Securities, at Value	95.8	50,061,185
Short-Term Investments	4.2	2,169,965

Total Investments	100.0%	$52,231,150

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Foreign Government Obligations	$—	$42,983,760	$—	$42,983,760
Corporate Debt Securities	—	7,077,425	—	7,077,425
Repurchase Agreement	—	2,169,965	—	2,169,965
Total Investment Securities	$—	$52,231,150	$—	$52,231,150

Derivative Financial Instruments
Forward Foreign Currency Contracts (E)	$—	$40,740	$—	$40,740
Total Derivative Financial Instruments	$—	$40,740	$—	$40,740

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (E)	$—	$(58,614)	$—	$(58,614)
Total Derivative Financial Instruments	$—	$(58,614)	$—	$(58,614)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $51,173,988. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,094,318 and $37,156, respectively. Net unrealized appreciation for tax purposes is $1,057,162.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $5,187,284, or 9.86% of the fund’s net assets.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
OFZ	Obligatsyi Federal’novo Zaima (Coupon-bearing Federal Loan Bonds)
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SCB	Standard Chartered Bank

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
UYU	Uruguayan Peso
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	666,891	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	34,602	660,940

Total Convertible Preferred Stocks (cost $1,980,343)		660,940

PREFERRED STOCKS - 0.3%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	581,653	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	50,890	61,577
Software - 0.3%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	355,382	2,178,491

Total Preferred Stocks (cost $5,403,518)		2,240,068

COMMON STOCKS - 95.9%
Aerospace & Defense - 2.7%
TransDigm Group, Inc.	105,331	18,735,225
Automobiles - 3.1%
Tesla Motors, Inc. (B) (F)	105,844	22,003,909
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (B)	28,868	1,429,832
Intercept Pharmaceuticals, Inc. (B)	3,278	865,785
Ironwood Pharmaceuticals, Inc. - Class A (B) (F)	343,693	3,787,497
Pharmacyclics, Inc. (B)	18,226	1,723,815
Seattle Genetics, Inc. (B)	43,343	1,667,839
Commercial Services & Supplies - 4.2%
Edenred	645,618	21,774,411
Stericycle, Inc. (B)	69,010	8,035,524
Communications Equipment - 3.7%
Motorola Solutions, Inc.	349,738	22,236,342
Palo Alto Networks, Inc. (B)	60,303	3,834,065
Computers & Peripherals - 0.5%
Stratasys, Ltd. (B) (F)	35,367	3,426,001
Diversified Financial Services - 2.6%
MSCI, Inc. - Class A (B)	447,914	18,158,434
Electrical Equipment - 0.4%
SolarCity Corp. (B) (F)	49,593	2,640,827
Food Products - 6.7%
Keurig Green Mountain, Inc.	90,440	8,472,419
McCormick & Co., Inc.	215,079	15,313,625
Mead Johnson Nutrition Co. - Class A	262,656	23,182,019
Health Care Equipment & Supplies - 3.2%
Intuitive Surgical, Inc. (B)	61,572	22,270,592
Health Care Providers & Services - 0.8%
Qualicorp SA (B)	596,283	5,795,023
Health Care Technology - 3.0%
athenahealth, Inc. (B) (F)	171,774	21,238,137
Hotels, Restaurants & Leisure - 4.4%
Dunkin’ Brands Group, Inc. (F)	366,651	16,686,287
Panera Bread Co. - Class A (B)	94,732	14,491,154
Insurance - 4.2%
Arch Capital Group, Ltd. (B)	262,471	15,044,837
Progressive Corp.	614,055	14,890,834
Internet & Catalog Retail - 3.1%
ASOS PLC (B)	46,141	3,329,635
Groupon, Inc. - Class A (B) (F)	1,013,482	7,084,239

	Shares	Value
Internet & Catalog Retail (continued)
TripAdvisor, Inc. (B) (F)	82,148	$ 6,632,630
zulily, Inc. - Class A (B) (F)	111,319	4,733,284
Internet Software & Services - 10.6%
Dropbox, Inc. (A) (B) (C) (D)	327,298	6,251,785
LinkedIn Corp. - Class A (B)	131,173	20,131,120
MercadoLibre, Inc. (F)	41,007	3,824,723
Pandora Media, Inc. (B)	156,721	3,670,406
Qihoo 360 Technology Co., Ltd. - ADR (B)	150,405	12,691,174
Twitter, Inc. (B) (F)	522,398	20,357,850
Youku Tudou, Inc. - ADR (B)	342,819	7,641,435
IT Services - 5.2%
FleetCor Technologies, Inc. (B)	150,104	17,131,370
Gartner, Inc. (B)	288,533	19,891,465
Life Sciences Tools & Services - 6.3%
Illumina, Inc. (B) (F)	327,998	44,558,528
Machinery - 2.7%
3D Systems Corp. (B) (F)	65,007	3,077,431
Colfax Corp. (B)	220,374	15,862,521
Media - 0.9%
Aimia, Inc.	410,122	6,604,309
Multiline Retail - 2.2%
Dollar Tree, Inc. (B)	303,494	15,802,933
Oil, Gas & Consumable Fuels - 1.1%
Range Resources Corp.	87,504	7,914,737
Pharmaceuticals - 2.5%
ENDO International PLC (B)	276,462	17,401,901
Professional Services - 5.5%
IHS, Inc. - Class A (B)	149,869	18,078,697
Intertek Group PLC	28,046	1,376,074
Verisk Analytics, Inc. - Class A (B)	328,475	19,738,063
Software - 11.4%
FireEye, Inc. (B) (F)	353,053	13,860,861
NetSuite, Inc. (B)	65,986	5,101,378
ServiceNow, Inc. (B)	137,027	6,812,982
Solera Holdings, Inc.	339,770	22,010,300
Splunk, Inc. (B)	319,043	17,410,176
Tableau Software, Inc. - Class A (B)	20,655	1,141,602
Workday, Inc. - Class A (B)	142,568	10,417,444
Zynga, Inc. - Class A (B) (F)	920,034	3,726,138
Textiles, Apparel & Luxury Goods - 3.6%
Carter’s, Inc.	237,257	17,476,351
Moncler SpA (B)	458,662	8,062,230

Total Common Stocks (cost $551,210,604)		677,510,205

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (G)
Call Option - 0.1%
OTC - USD vs. CNY (C) Exercise Price CNY 6.50 Expires 01/07/2015 Counterparty: RBS	CNY 296,949,204	929,748

Total Purchased Foreign Exchange Option (cost $745,639)		929,748

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (H)	143,154,010	$ 143,154,010

Total Securities Lending Collateral (cost $143,154,010)		143,154,010

Principal	Value
REPURCHASE AGREEMENT - 3.8%

State Street Bank & Trust Co.
0.01% (H), dated 04/30/2014, to be repurchased at $26,545,647 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $27,076,718.

$ 26,545,640	$ 26,545,640

Total Repurchase Agreement (cost $26,545,640)	26,545,640

Total Investment Securities (cost $729,039,754) (I)	851,040,611
Other Assets and Liabilities - Net - (20.4)%	(144,280,387)

Net Assets - 100.0%	$ 706,760,224

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	660,940	660,940
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	61,577	61,577
Software	—	—	2,178,491	2,178,491
Common Stocks
Aerospace & Defense	18,735,225	—	—	18,735,225
Automobiles	22,003,909	—	—	22,003,909
Biotechnology	9,474,768	—	—	9,474,768
Commercial Services & Supplies	8,035,524	21,774,411	—	29,809,935
Communications Equipment	26,070,407	—	—	26,070,407
Computers & Peripherals	3,426,001	—	—	3,426,001
Diversified Financial Services	18,158,434	—	—	18,158,434
Electrical Equipment	2,640,827	—	—	2,640,827
Food Products	46,968,063	—	—	46,968,063
Health Care Equipment & Supplies	22,270,592	—	—	22,270,592
Health Care Providers & Services	5,795,023	—	—	5,795,023
Health Care Technology	21,238,137	—	—	21,238,137
Hotels, Restaurants & Leisure	31,177,441	—	—	31,177,441
Insurance	29,935,671	—	—	29,935,671
Internet & Catalog Retail	18,450,153	3,329,635	—	21,779,788
Internet Software & Services	68,316,708	—	6,251,785	74,568,493
IT Services	37,022,835	—	—	37,022,835
Life Sciences Tools & Services	44,558,528	—	—	44,558,528
Machinery	18,939,952	—	—	18,939,952
Media	6,604,309	—	—	6,604,309
Multiline Retail	15,802,933	—	—	15,802,933
Oil, Gas & Consumable Fuels	7,914,737	—	—	7,914,737
Pharmaceuticals	17,401,901	—	—	17,401,901
Professional Services	37,816,760	1,376,074	—	39,192,834
Software	80,480,881	—	—	80,480,881
Textiles, Apparel & Luxury Goods	17,476,351	8,062,230	—	25,538,581
Purchased Foreign Exchange Option	—	929,748	—	929,748
Securities Lending Collateral	143,154,010	—	—	143,154,010
Repurchase Agreement	—	26,545,640	—	26,545,640
Total Investment Securities	$779,870,080	$62,017,738	$9,152,793	$851,040,611

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (J)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (K)
Convertible Preferred Stocks	$397,923	$—	$—	$—	$—	$263,017	$—	$—	$660,940	$263,017
Preferred Stocks	1,326,270	—	—	—	—	913,798	—	—	2,240,068	913,798
Common Stocks	3,763,927	—	—	—	—	2,487,858	—	—	6,251,785	2,487,858
Total	$5,488,120	$—	$—	$—	$—	$3,664,673	$—	$—	$9,152,793	$3,664,673

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at April, 30 2014	Valuation Technique(s)	Unobservable Input	Range	Weighted Average		Impact to Valuation from an Increase in Input
Common Stock	$ 6,251,785	Market Transaction Method	Issuance Price of Preferred Shares	$ 19.1012	$ 19.1012	$ 19.1012	Increase
Convertible Preferred Stocks	$ 660,940	Market Transaction Method	Issuance Price of Preferred Shares	$ 19.1012	$ 19.1012	$ 19.1012	Increase
Preferred Stocks	$ 2,240,068	Market Comparable Companies Merger & Acquisition Transaction Discounted Cash Flow Market Transaction Method	Enterprise Value / Revenue Discount for Lack of Marketability Sale / Merger Scenario Weighted Average Cost of Capital Perpetual Growth Rate Issuance Price of Preferred Shares	1.2x 15.0% $ 6.11 29.5% 5.0% $ 6.13	2.1x 15.0% $ 6.11 30.5% 6.0% $ 6.13	1.7x 15.0% $ 6.11 30.0% 5.5% $ 6.13	Increase Decrease Decrease Decrease Increase Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $9,152,793, or 1.30% of the fund’s net assets.
(B)	Non-income producing security.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $10,082,541, or 1.43% of the fund’s net assets.
(D)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667,226	$0	0.00%

Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313,117	660,940	0.09

Preferred Stocks	Better Place - Series C	11/11/2011	2,640,705	0	0.00

Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	61,577	0.01

Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,087,469	2,178,491	0.31

Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	6,251,785	0.89

			$10,345,613	$9,152,793	1.30%

(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $139,915,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Cash in the amount of $880,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(H)	Rate shown reflects the yield at April 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $729,039,754. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $167,345,488 and $45,344,631, respectively. Net unrealized appreciation for tax purposes is $122,000,857.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 1.30% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.7%
Commercial Banks - 0.7%
Goldman Sachs Capital II 4.00%, 06/02/2014 (A) (B)	$ 11,458,000	$ 8,822,660

Total Preferred Corporate Debt Security (cost $8,340,244)		8,822,660

CORPORATE DEBT SECURITIES - 87.5%
Aerospace & Defense - 1.6%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A (C)	2,118,000	2,155,065
6.00%, 10/15/2022 - 144A (C)	5,565,000	5,662,387
6.13%, 01/15/2023 - 144A (C)	630,000	644,175
7.50%, 03/15/2018 - 144A (C)	450,000	513,000
7.75%, 03/15/2020 - 144A (C)	3,951,000	4,504,140
Spirit AeroSystems, Inc.
5.25%, 03/15/2022 - 144A (C)	627,000	635,621
6.75%, 12/15/2020	3,420,000	3,702,150
Triumph Group, Inc.
4.88%, 04/01/2021 (C)	320,000	315,200
8.63%, 07/15/2018	2,965,000	3,135,488
Airlines - 1.8%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	1,116,317	1,144,225
6.00%, 01/15/2017 - 144A	1,119,000	1,149,773
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018	2,224,000	2,368,560
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	1,080,000	1,139,400
6.90%, 10/19/2023	3,073,141	3,326,675
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 07/02/2017 - 144A	1,180,000	1,265,550
6.75%, 05/23/2017	1,325,000	1,421,062
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	507,000	519,675
6.25%, 10/22/2024	1,612,648	1,822,293
6.75%, 12/03/2022	2,184,438	2,364,654
9.13%, 10/01/2015	1,286,564	1,363,758
United Continental Holdings, Inc. 6.38%, 06/01/2018 (C)	2,945,000	3,173,237
US Airways Group, Inc. 6.13%, 06/01/2018 (C)	2,000,000	2,105,000
Auto Components - 0.4%
Dana Holding Corp. 6.00%, 09/15/2023 (C)	1,450,000	1,526,125
Goodyear Tire & Rubber Co. 6.50%, 03/01/2021	3,648,000	3,948,960
Automobiles - 1.3%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 (C)	4,318,000	4,728,210
8.00%, 06/15/2019 - 144A	1,626,000	1,780,470
8.25%, 06/15/2021	820,000	921,475
8.25%, 06/15/2021 - 144A	1,626,000	1,827,217
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A	2,465,000	2,572,844
8.13%, 05/15/2021 - 144A	4,880,000	5,520,500
Beverages - 0.6%
Constellation Brands, Inc. 7.25%, 05/15/2017	1,000,000	1,152,500

	Principal	Value
Beverages (continued)
Cott Beverages, Inc. 8.13%, 09/01/2018	$ 6,220,000	$ 6,577,650
Building Products - 1.5%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	8,615,000	9,045,750
Building Materials Holding Corp. 9.00%, 09/15/2018 - 144A	1,900,000	2,066,250
Griffon Corp. 5.25%, 03/01/2022 - 144A	4,690,000	4,631,375
Ply Gem Industries, Inc. 6.50%, 02/01/2022 - 144A (C)	3,967,000	3,967,000
Capital Markets - 0.6%
Credit Suisse Group AG 7.50%, 12/11/2023 - 144A (A) (B) (C)	2,600,000	2,824,250
Goldman Sachs Group, Inc. 5.70%, 05/10/2019 (A) (B) (C)	2,753,000	2,811,501
Morgan Stanley 5.45%, 07/15/2019 (A) (B)	1,800,000	1,815,750
Chemicals - 1.3%
Hexion US Finance Corp. 6.63%, 04/15/2020	7,980,000	8,289,225
Huntsman International LLC
8.63%, 03/15/2020 (C)	1,600,000	1,752,000
8.63%, 03/15/2021	3,765,000	4,197,975
NOVA Chemicals Corp. 8.63%, 11/01/2019	2,650,000	2,852,063
Commercial Banks - 2.3%
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,571,250
5.00%, 05/15/2017	450,000	480,938
5.25%, 03/15/2018	583,000	625,267
5.50%, 02/15/2019 - 144A	2,150,000	2,316,625
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (C)	2,582,000	2,549,725
5.95%, 01/30/2023 (A) (B)	1,594,000	1,576,067
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B)	4,012,000	3,796,355
6.00%, 08/01/2023 (A) (B)	3,350,000	3,333,250
7.90%, 04/30/2018 (A) (B)	4,950,000	5,593,500
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	2,183,000	2,280,515
6.13%, 12/15/2022	5,703,000	6,070,068
Commercial Services & Supplies - 3.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 01/15/2019 (C)	2,133,000	2,271,645
Ceridian Corp.
8.88%, 07/15/2019 - 144A	9,751,000	11,103,951
11.25%, 11/15/2015	3,516,000	3,559,950
12.25%, 11/15/2015 (Cash Rate: 12.25%) (D)	81,125	81,936
Hertz Corp.
5.88%, 10/15/2020	3,413,000	3,617,780
6.75%, 04/15/2019 (C)	3,460,000	3,710,850
United Rentals North America, Inc.
6.13%, 06/15/2023	2,200,000	2,365,000
7.38%, 05/15/2020	2,634,000	2,917,155
7.63%, 04/15/2022	9,375,000	10,546,875
8.25%, 02/01/2021	1,474,000	1,649,038

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Computers & Peripherals - 1.0%
Dell, Inc.
5.40%, 09/10/2040	$ 800,000	$ 618,000
6.50%, 04/15/2038	4,324,000	3,869,980
7.10%, 04/15/2028 (C)	2,455,000	2,467,275
Seagate HDD Cayman 6.88%, 05/01/2020	5,000,000	5,437,500
Construction & Engineering - 1.7%
Abengoa Finance SAU 7.75%, 02/01/2020 - 144A (C)	1,350,000	1,481,625
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 - 144A	6,324,000	6,418,860
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A	1,985,000	2,029,663
7.25%, 10/15/2020 - 144A	2,315,000	2,505,987
7.50%, 05/15/2016	85,000	90,950
9.13%, 11/15/2020 - 144A	8,427,000	9,417,172
Construction Materials - 0.1%
Vulcan Materials Co. 7.15%, 11/30/2037	1,463,000	1,492,260
Consumer Finance - 2.1%
Ally Financial, Inc.
4.75%, 09/10/2018	6,500,000	6,890,000
6.75%, 12/01/2014	1,250,000	1,290,625
7.50%, 09/15/2020	1,600,000	1,896,000
SLM Corp., Series MTN 4.88%, 06/17/2019	3,100,000	3,189,137
Springleaf Finance Corp.
6.00%, 06/01/2020 (C)	5,750,000	5,821,875
7.75%, 10/01/2021	1,000,000	1,106,250
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	150,000	161,438
6.90%, 12/15/2017	5,677,000	6,230,507
Containers & Packaging - 1.5%
Graphic Packaging International, Inc. 7.88%, 10/01/2018	3,150,000	3,346,875
Packaging Dynamics Corp. 8.75%, 02/01/2016 - 144A	5,260,000	5,417,800
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	782,000	789,820
8.13%, 09/15/2019 - 144A	3,465,000	3,854,812
8.38%, 09/15/2021 - 144A	1,425,000	1,642,313
Tekni-Plex, Inc. 9.75%, 06/01/2019 - 144A	3,876,000	4,389,570
Diversified Consumer Services - 0.4%
Service Corp., International
6.75%, 04/01/2015 - 04/01/2016	860,000	912,940
7.00%, 06/15/2017 - 05/15/2019	3,800,000	4,127,544
Diversified Financial Services - 2.6%
Bank of America Corp. 8.00%, 01/30/2018 (A) (B)	3,793,000	4,295,573
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/2020 - 144A	10,871,000	11,169,952
General Motors Financial Co., Inc.
3.25%, 05/15/2018	938,000	947,380
4.75%, 08/15/2017	1,884,000	2,015,880
General Motors Financial Co., Inc. (Escrow Shares) 7.20%, 01/15/2049 (E)	2,825,000	0

	Principal	Value
Diversified Financial Services (continued)
ILFC E-Capital Trust I 5.21%, 12/21/2065 - 144A (A) (C)	$ 5,066,000	$ 4,812,700
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	985,000	1,078,575
9.50%, 10/15/2020 - 144A	7,934,000	9,461,295
Diversified Telecommunication Services - 9.3%
CenturyLink, Inc.
6.75%, 12/01/2023 (C)	2,301,000	2,467,823
7.60%, 09/15/2039	7,123,000	6,984,992
7.65%, 03/15/2042	13,506,000	13,134,585
Cincinnati Bell, Inc. 8.38%, 10/15/2020 (C)	4,444,000	4,888,400
Frontier Communications Corp.
7.13%, 01/15/2023	2,000,000	2,065,000
7.63%, 04/15/2024	5,624,000	5,834,900
9.00%, 08/15/2031	8,262,000	8,551,170
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	6,728,000	7,400,800
7.63%, 06/15/2021	4,418,000	4,981,295
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 - 144A (C)	5,676,000	5,555,385
8.50%, 11/01/2019 (C)	1,320,000	1,412,400
Koninklijke KPN NV 7.00%, 03/28/2073 - 144A (A)	3,100,000	3,239,500
Level 3 Communications, Inc. 8.88%, 06/01/2019	300,000	329,250
Level 3 Financing, Inc.
6.13%, 01/15/2021 - 144A	490,000	514,500
7.00%, 06/01/2020	3,500,000	3,780,000
8.13%, 07/01/2019	8,665,000	9,477,344
9.38%, 04/01/2019	2,604,000	2,877,420
Sprint Capital Corp. 8.75%, 03/15/2032	5,144,000	5,754,850
Telecom Italia Capital SA 7.00%, 06/04/2018	3,240,000	3,705,750
Virgin Media Finance PLC 6.38%, 04/15/2023 - 144A (C)	6,600,000	6,930,000
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	5,125,000	5,394,062
7.38%, 04/23/2021 - 144A	2,402,000	2,468,055
Windstream Corp.
7.75%, 10/15/2020 (C)	7,317,000	7,902,360
7.75%, 10/01/2021	3,900,000	4,221,750
Electric Utilities - 1.5%
Elwood Energy LLC 8.16%, 07/05/2026	4,171,933	4,589,126
Homer City Generation, LP
8.14%, 10/01/2019 (Cash Rate: 8.14%) (D)	2,995,391	3,130,183
8.73%, 10/01/2026 (Cash Rate: 8.73%) (D)	6,709,595	7,011,527
LSP Energy, LP (Escrow Shares)
7.16%, 01/15/2049 (E) (F)	7,150,000	1
8.16%, 07/15/2025 (E) (F)	750,000	7
Red Oak Power LLC 9.20%, 11/30/2029	4,740,000	5,166,600
Electronic Equipment & Instruments - 0.4%
Belden, Inc. 5.50%, 09/01/2022 - 144A	4,500,000	4,578,750

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services - 3.9%
El Paso LLC 7.25%, 06/01/2018	$ 12,471,000	$ 14,215,593
El Paso LLC, Series MTN
7.75%, 01/15/2032	2,809,000	3,035,167
7.80%, 08/01/2031	1,895,000	2,035,082
8.05%, 10/15/2030 (C)	486,000	525,379
NuStar Logistics, LP
4.80%, 09/01/2020	2,480,000	2,467,600
6.75%, 02/01/2021	4,330,000	4,725,112
8.15%, 04/15/2018	5,710,000	6,509,400
PHI, Inc. 5.25%, 03/15/2019 - 144A	2,404,000	2,440,060
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020 (C)	9,355,000	9,729,200
5.88%, 03/01/2022	660,000	691,350
6.88%, 12/01/2018	3,336,000	3,540,330
Food & Staples Retailing - 0.7%
Rite Aid Corp.
6.75%, 06/15/2021 (C)	3,722,000	4,047,675
7.70%, 02/15/2027	2,037,000	2,240,700
10.25%, 10/15/2019	2,252,000	2,463,125
Food Products - 1.1%
ARAMARK Corp. 5.75%, 03/15/2020	1,705,000	1,788,119
JBS USA LLC / JBS USA Finance, Inc. 7.25%, 06/01/2021 - 144A (C)	3,523,000	3,800,436
Post Holdings, Inc.
7.38%, 02/15/2022	7,674,000	8,211,180
7.38%, 02/15/2022 - 144A	248,000	265,360
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co. 8.88%, 12/01/2017 (C)	1,046,000	1,108,760
Health Care Equipment & Supplies - 1.6%
Biomet, Inc. 6.50%, 08/01/2020	7,303,000	7,987,656
Hologic, Inc. 6.25%, 08/01/2020	2,897,000	3,063,578
Mallinckrodt International Finance SA
3.50%, 04/15/2018	4,420,000	4,386,850
4.75%, 04/15/2023 (C)	5,055,000	4,878,075
Health Care Providers & Services - 6.2%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A	649,000	661,980
6.88%, 02/01/2022 - 144A	1,600,000	1,658,000
7.13%, 07/15/2020 (C)	7,490,000	8,033,025
8.00%, 11/15/2019	9,726,000	10,637,812
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	5,326,000	5,638,903
6.38%, 11/01/2018	3,804,000	3,998,955
HCA Holdings, Inc.
6.25%, 02/15/2021	7,324,000	7,735,975
7.75%, 05/15/2021 (C)	2,888,000	3,173,190
HCA, Inc.
6.50%, 02/15/2020	1,300,000	1,449,500
7.50%, 02/15/2022	8,235,000	9,392,017
HealthSouth Corp. 7.75%, 09/15/2022 (C)	6,256,000	6,865,960

	Principal	Value
Health Care Providers & Services (continued)
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	$ 1,542,000	$ 1,603,680
6.63%, 10/01/2020	5,634,000	6,141,060
Tenet Healthcare Corp.
4.38%, 10/01/2021 (C)	2,344,000	2,247,310
5.00%, 03/01/2019 - 144A (C)	3,042,000	3,049,605
6.00%, 10/01/2020 - 144A	1,293,000	1,357,650
6.25%, 11/01/2018	275,000	302,638
8.13%, 04/01/2022	5,249,000	5,826,390
Hotels, Restaurants & Leisure - 4.5%
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020 (C)	2,112,000	1,841,470
10.00%, 12/15/2018 (C)	6,851,000	3,117,205
12.75%, 04/15/2018	6,500,000	3,380,000
Caesars Entertainment Resort Properties LLC 8.00%, 10/01/2020 - 144A (C)	2,636,000	2,741,440
Felcor Lodging, LP 5.63%, 03/01/2023	3,515,000	3,558,938
MGM Resorts International
6.63%, 12/15/2021 (C)	5,537,000	6,092,361
6.75%, 10/01/2020 (C)	4,384,000	4,844,758
10.00%, 11/01/2016 (C)	3,575,000	4,245,312
11.38%, 03/01/2018	2,532,000	3,285,270
MISA Investments, Ltd. 8.63%, 08/15/2018 (Cash Rate: 8.63%) - 144A (D)	4,806,000	4,938,165
NCL Corp., Ltd. 5.00%, 02/15/2018	579,000	597,818
Pinnacle Entertainment, Inc. 7.50%, 04/15/2021	6,892,000	7,495,050
PNK Finance Corp. 6.38%, 08/01/2021 - 144A	542,000	569,100
Seneca Gaming Corp. 8.25%, 12/01/2018 - 144A	5,173,000	5,535,110
Viking Cruises, Ltd. 8.50%, 10/15/2022 - 144A	2,971,000	3,357,230
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, 08/15/2020	2,147,000	2,372,650
Household Durables - 3.8%
Beazer Homes USA, Inc.
5.75%, 06/15/2019 - 144A (C)	3,455,000	3,411,812
6.63%, 04/15/2018	1,949,000	2,080,558
7.25%, 02/01/2023	6,241,000	6,428,230
7.50%, 09/15/2021	1,186,000	1,257,160
9.13%, 05/15/2019 (C)	3,514,000	3,777,550
Jarden Corp.
6.13%, 11/15/2022 (C)	3,000,000	3,217,500
7.50%, 05/01/2017	1,262,000	1,449,723
KB Home
4.75%, 05/15/2019 (C)	1,702,000	1,697,745
7.25%, 06/15/2018	2,765,000	3,110,625
9.10%, 09/15/2017 (C)	3,666,000	4,325,880
Meritage Homes Corp.
4.50%, 03/01/2018	3,330,000	3,404,925
7.00%, 04/01/2022	1,413,000	1,549,001
7.15%, 04/15/2020 (C)	4,953,000	5,497,830

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Household Durables (continued)
Standard Pacific Corp.
6.25%, 12/15/2021 (C)	$ 1,800,000	$ 1,926,000
8.38%, 01/15/2021	1,725,000	2,044,125
Tempur Sealy International, Inc. 6.88%, 12/15/2020 (C)	3,135,000	3,417,150
Household Products - 1.8%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	774,800
6.88%, 02/15/2021	300,000	322,875
7.13%, 04/15/2019	9,089,000	9,588,895
9.88%, 08/15/2019	7,350,000	8,158,500
Sun Products Corp. 7.75%, 03/15/2021 - 144A (C)	5,588,000	5,057,140
Independent Power Producers & Energy Traders - 2.7%
AES Corp. 5.50%, 03/15/2024	855,000	855,000
Calpine Corp.
6.00%, 01/15/2022 - 144A	352,000	374,000
7.50%, 02/15/2021 - 144A	6,077,000	6,639,122
7.88%, 07/31/2020 - 01/15/2023 - 144A	4,474,000	4,944,689
Dynegy, Inc. 5.88%, 06/01/2023	1,570,000	1,515,050
NRG Energy, Inc.
6.25%, 07/15/2022 - 144A	1,500,000	1,550,625
6.63%, 03/15/2023 (C)	3,775,000	3,944,875
7.88%, 05/15/2021	11,082,000	12,287,167
8.25%, 09/01/2020	2,106,000	2,324,498
Insurance - 1.0%
Lincoln National Corp. 7.00%, 05/17/2066 (A)	11,510,000	11,943,927
Prudential Financial, Inc. 5.20%, 03/15/2044 (A) (C)	1,070,000	1,061,975
IT Services - 0.9%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	2,250,000	2,356,875
7.63%, 11/15/2020	8,387,000	9,162,797
Unisys Corp. 6.25%, 08/15/2017 (C)	615,000	671,119
Media - 7.2%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	3,850,000	3,898,125
7.75%, 04/15/2018	10,512,000	11,917,980
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	1,900,000	1,854,875
5.75%, 01/15/2024 (C)	9,972,000	10,059,255
6.50%, 04/30/2021	800,000	854,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020 - 144A	3,030,000	3,173,925
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	9,003,000	9,602,975
7.63%, 03/15/2020	8,328,000	8,969,670
DISH DBS Corp.
4.63%, 07/15/2017	3,026,000	3,218,907
5.00%, 03/15/2023	3,185,000	3,248,700
5.88%, 07/15/2022	1,030,000	1,111,113
7.13%, 02/01/2016	1,000,000	1,092,500

	Principal	Value
Media (continued)
DISH DBS Corp. (continued)
7.75%, 05/31/2015	$ 461,000	$ 492,118
7.88%, 09/01/2019	1,700,000	2,016,625
Griffey Intermediate, Inc. / Griffey Finance Sub LLC 7.00%, 10/15/2020 - 144A (C)	2,572,000	2,301,940
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	3,510,000	3,790,800
Numericable Group SA 4.88%, 05/15/2019 - 144A	4,490,000	4,534,900
Regal Entertainment Group 5.75%, 06/15/2023	1,855,000	1,892,100
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.50%, 03/15/2019 - 144A	2,275,000	2,451,312
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	4,050,000	4,328,437
7.88%, 11/01/2020 - 144A	6,005,000	6,597,994
8.50%, 05/15/2021 - 144A	5,000,000	5,500,000
Metals & Mining - 0.3%
ArcelorMittal 7.50%, 10/15/2039	3,880,000	4,064,300
Multiline Retail - 0.1%
Brookstone Co., Inc. 13.00%, 10/15/2014 - 144A (F) (G)	1,671,000	622,448
JC Penney Corp., Inc. 7.40%, 04/01/2037 (C)	1,180,000	879,100
Oil, Gas & Consumable Fuels - 4.9%
BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.88%, 04/15/2022 (C)	2,432,000	2,632,640
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	2,612,000	2,615,265
6.13%, 02/15/2021	2,000,000	2,190,000
6.63%, 08/15/2020 (C)	3,035,000	3,410,581
CONSOL Energy, Inc. 5.88%, 04/15/2022 - 144A	1,393,000	1,434,790
Continental Resources, Inc.
7.13%, 04/01/2021	650,000	736,125
8.25%, 10/01/2019	1,923,000	2,062,418
Denbury Resources, Inc. 5.50%, 05/01/2022	5,308,000	5,367,715
Energy Transfer Equity, LP 7.50%, 10/15/2020	3,000,000	3,457,500
Energy XXI Gulf Coast, Inc.
7.50%, 12/15/2021 - 144A (C)	2,319,000	2,452,342
7.75%, 06/15/2019 (C)	2,375,000	2,553,125
Linn Energy LLC / Linn Energy Finance Corp.
7.25%, 11/01/2019 - 144A	6,460,000	6,678,025
7.75%, 02/01/2021 (C)	1,740,000	1,861,800
8.63%, 04/15/2020	3,640,000	3,926,650
Newfield Exploration Co.
5.75%, 01/30/2022	3,920,000	4,204,200
6.88%, 02/01/2020	1,238,000	1,318,470
7.13%, 05/15/2018	295,000	305,325
Plains Exploration & Production Co.
6.50%, 11/15/2020	3,000,000	3,311,250
6.75%, 02/01/2022	7,340,000	8,193,275

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	$ 2,890,000	$ 3,108,050
6.63%, 02/15/2019	1,328,000	1,419,300
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A	3,604,000	3,829,250
Boise Cascade Co. 6.38%, 11/01/2020	2,698,000	2,900,350
Exopack Holdings SA 7.88%, 11/01/2019 - 144A	1,940,000	2,056,400
Personal Products - 0.5%
First Quality Finance Co., Inc. 4.63%, 05/15/2021 - 144A	2,982,000	2,817,990
Revlon Consumer Products Corp. 5.75%, 02/15/2021 (C)	3,786,000	3,814,395
Pharmaceuticals - 1.0%
Salix Pharmaceuticals, Ltd. 6.00%, 01/15/2021 - 144A	1,279,000	1,371,728
Valeant Pharmaceuticals International
6.88%, 12/01/2018 - 144A	3,350,000	3,534,250
7.00%, 10/01/2020 - 144A	2,150,000	2,300,500
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 - 144A	350,000	364,000
7.50%, 07/15/2021 - 144A	4,527,000	5,047,605
Real Estate Investment Trusts - 0.4%
Host Hotels & Resorts, LP 6.00%, 11/01/2020	4,475,000	4,907,733
Real Estate Management & Development - 0.7%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 - 144A (C)	6,785,000	7,293,875
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.50%, 04/15/2019 - 144A	1,727,000	1,735,635
Road & Rail - 0.9%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,024,000	1,072,331
6.75%, 04/06/2021 - 144A	3,823,000	4,275,387
7.13%, 10/15/2020 - 144A	560,000	628,833
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	1,320,000	1,333,200
9.75%, 03/15/2020	3,605,000	4,109,700
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6.00%, 04/01/2022 - 144A	853,000	863,663
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	5,266,000	5,318,660
6.00%, 01/15/2022 - 144A	1,650,000	1,724,250
NXP BV / NXP Funding LLC 3.75%, 06/01/2018 - 144A	800,000	799,000
Software - 1.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	9,098,000	9,712,115
7.38%, 06/15/2019 - 144A	1,148,000	1,231,230
8.75%, 01/15/2022 - 144A (Cash Rate: 8.75%) (C) (D)	2,717,000	2,961,530
8.88%, 08/15/2020 - 144A (C)	2,160,000	2,394,900
11.75%, 08/15/2021	4,796,000	5,107,740

	Principal	Value
Software (continued)
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 01/15/2018 - 144A	$ 313,000	$ 319,260
Specialty Retail - 0.9%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (C)	600,000	573,000
9.00%, 03/15/2019 - 144A (C)	8,987,000	9,346,480
L Brands, Inc. 7.60%, 07/15/2037 (C)	2,182,000	2,329,285
Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co. 6.88%, 05/01/2022	7,444,000	8,234,925
Trading Companies & Distributors - 0.5%
International Lease Finance Corp. 8.63%, 09/15/2015	5,665,000	6,217,338
Transportation Infrastructure - 0.3%
syncreon Group BV / syncreon Global Finance US, Inc. 8.63%, 11/01/2021 - 144A	4,395,000	4,554,319
Wireless Telecommunication Services - 2.6%
Softbank Corp. 4.50%, 04/15/2020 - 144A (C)	2,424,000	2,430,060
Sprint Communications, Inc. 9.00%, 11/15/2018 - 144A	7,748,000	9,442,875
Sprint Corp.
7.13%, 06/15/2024 - 144A	1,920,000	2,016,000
7.88%, 09/15/2023 - 144A	12,170,000	13,417,425
T-Mobile USA, Inc.
6.13%, 01/15/2022 (C)	702,000	737,977
6.63%, 04/01/2023 (C)	5,700,000	6,099,000

Total Corporate Debt Securities (cost $1,097,737,184)		1,131,252,032

LOAN ASSIGNMENTS - 4.3%
Aerospace & Defense - 0.2%
Silver II US Holdings, LLC, Term Loan 4.07%, 12/13/2019 (A)	2,914,385	2,900,420
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc., New Term Loan 3.75%, 10/09/2019 (A)	2,977,387	2,951,954
Ceridian Corp., New Term Loan B 4.40%, 05/09/2017 (A)	2,905,931	2,902,299
Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA, Term Loan B2 3.75%, 06/30/2019 (A)	3,864,684	3,859,853
Level 3 Financing, Inc., 2020 Term Loan B 4.00%, 01/15/2020 (A)	1,000,000	998,000
Energy Equipment & Services - 0.3%
Stallion Oilfield Services, Ltd., Term Loan B 8.00%, 06/19/2018 (A)	3,781,388	3,849,926
Food Products - 0.6%
Big Heart Pet Brands, Term Loan 3.50%, 03/08/2020 (A)	4,000,000	3,963,000
Del Monte Foods, Inc., 1st Lien Term 1.00%, 02/18/2021 (A)	4,000,000	3,988,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Health Care Equipment & Supplies - 0.1%
Atkore International, Inc., 1st Lien Term Loan 1.00%, 03/26/2021 (A)	$ 670,000	$ 667,487
Atkore International, Inc., 2nd Lien Term Loan 7.75%, 09/10/2021 (A)	580,000	580,000
Hotels, Restaurants & Leisure - 0.8%
CityCenter Holdings LLC, Term Loan B 5.00%, 10/16/2020 (A)	2,992,500	3,005,592
Dunkin Brands, Inc. Term Loan C 2.65%, 09/30/2017 (A)	3,934,045	3,931,937
Great Wolf Resorts, Inc., Term Loan B 4.50%, 08/06/2020 (A)	3,970,000	3,963,799
Independent Power Producers & Energy Traders - 0.3%
Dynegy Holdings, Inc., Term Loan B2 4.00%, 04/23/2020 (A)	3,970,000	3,956,530
Media - 0.1%
Checkout Holding Corp. 2nd Lien Term Loan 7.75%, 04/11/2022 (A)	800,000	790,000
Multiline Retail - 0.1%
Brookstone Co., Inc. Dip Term Loan A 5.50%, 04/04/2015 (A) (E)	942,013	942,013
Brookstone Co., Inc. Dip Term Loan B 0.30%, 04/04/2015 (A) (E)	107,047	107,047
Paper & Forest Products - 0.1%
Exopack, LLC, USD Term Loan B 5.25%, 05/08/2019 (A)	1,891,260	1,905,444
Software - 0.6%
BMC Software Finance, Inc., USD Term Loan 5.00%, 09/10/2020 (A)	3,990,000	3,979,027
Interactive Data Corp. 2014 Term Loan 1.00%, 04/30/2021 (A)	3,456,000	3,450,602
Textiles, Apparel & Luxury Goods - 0.2%
Philips-Van Heusen Corp., Term Loan B 3.25%, 02/13/2020 (A)	3,091,031	3,098,258

Total Loan Assignments (cost $55,741,542)		55,791,188

	Shares	Value
PREFERRED STOCKS - 2.1%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	76,095	1,798,125
Morgan Stanley, 6.88% (A)	32,150	854,868
Commercial Banks - 0.5%
Citigroup, Inc. - Series K, 6.88% (A) (C)	85,000	2,280,550
GMAC Capital Trust I - Series 2, 8.13% (A)	174,225	4,789,445
Consumer Finance - 1.2%
Ally Financial, Inc. - Series A, 8.50% (A) (C)	211,700	5,724,368
Ally Financial, Inc. - Series G 144A, 7.00% (C)	9,353	9,262,977
Insurance - 0.2%
Hartford Financial Services Group, Inc., 7.88% (A) (C)	108,859	3,255,973

Total Preferred Stocks (cost $24,671,293)		27,966,306

COMMON STOCKS - 0.3%
Automobiles - 0.0% (H)
General Motors Co.	12,171	419,656
Motors Liquidation Co. GUC Trust (C) (I)	2,901	79,922

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. - Class A (C) (I)	81,876	$ 2,329,372
IT Services - 0.1%
Unisys Corp. (C) (I)	61,972	1,510,258

Total Common Stocks (cost $5,025,837)		4,339,208

WARRANTS - 0.0% (H)
Automobiles - 0.0% (H)
General Motors Co., Class A (I) Expiration: 07/10/2016 Exercise Price: $10.00	760	18,719
General Motors Co., Class A (I) Expiration: 07/10/2019 Exercise Price: $18.33	760	12,897

Total Warrants (cost $0)		31,616

SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (J)	158,848,916	158,848,916

Total Securities Lending Collateral (cost $158,848,916)		158,848,916

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.01% (J), dated 04/30/2014, to be repurchased at $57,838,353 on 05/01/2014. Collateralized by U.S. a Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $58,995,586.	$ 57,838,337	57,838,337

Total Repurchase Agreement (cost $57,838,337)		57,838,337

Total Investment Securities (cost $1,408,203,353) (K)		1,444,890,263
Other Assets and Liabilities - Net - (11.7)%		(151,613,183)

Net Assets - 100.0%		$ 1,293,277,080

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$8,822,660	$—	$8,822,660
Corporate Debt Securities
Aerospace & Defense	—	21,267,226	—	21,267,226
Airlines	—	23,163,862	—	23,163,862
Auto Components	—	5,475,085	—	5,475,085
Automobiles	—	17,350,716	—	17,350,716
Beverages	—	7,730,150	—	7,730,150
Building Products	—	19,710,375	—	19,710,375
Capital Markets	—	7,451,501	—	7,451,501
Chemicals	—	17,091,263	—	17,091,263
Commercial Banks	—	30,193,560	—	30,193,560
Commercial Services & Supplies	—	41,824,180	—	41,824,180
Computers & Peripherals	—	12,392,755	—	12,392,755
Construction & Engineering	—	21,944,257	—	21,944,257
Construction Materials	—	1,492,260	—	1,492,260
Consumer Finance	—	26,585,832	—	26,585,832
Containers & Packaging	—	19,441,190	—	19,441,190
Diversified Consumer Services	—	5,040,484	—	5,040,484
Diversified Financial Services	—	33,781,355	0	33,781,355
Diversified Telecommunication Services	—	119,871,591	—	119,871,591
Electric Utilities	—	19,897,436	8	19,897,444
Electronic Equipment & Instruments	—	4,578,750	—	4,578,750
Energy Equipment & Services	—	49,914,273	—	49,914,273
Food & Staples Retailing	—	8,751,500	—	8,751,500
Food Products	—	14,065,095	—	14,065,095
Gas Utilities	—	1,108,760	—	1,108,760
Health Care Equipment & Supplies	—	20,316,159	—	20,316,159
Health Care Providers & Services	—	79,773,650	—	79,773,650
Hotels, Restaurants & Leisure	—	57,971,877	—	57,971,877
Household Durables	—	48,595,814	—	48,595,814
Household Products	—	23,902,210	—	23,902,210
Independent Power Producers & Energy Traders	—	34,435,026	—	34,435,026
Insurance	—	13,005,902	—	13,005,902
IT Services	—	12,190,791	—	12,190,791
Media	—	92,908,251	—	92,908,251
Metals & Mining	—	4,064,300	—	4,064,300
Multiline Retail	—	1,501,548	—	1,501,548
Oil, Gas & Consumable Fuels	—	63,238,846	—	63,238,846
Paper & Forest Products	—	8,786,000	—	8,786,000
Personal Products	—	6,632,385	—	6,632,385
Pharmaceuticals	—	12,618,083	—	12,618,083
Real Estate Investment Trusts	—	4,907,733	—	4,907,733
Real Estate Management & Development	—	9,029,510	—	9,029,510
Road & Rail	—	11,419,451	—	11,419,451
Semiconductors & Semiconductor Equipment	—	8,705,573	—	8,705,573
Software	—	21,726,775	—	21,726,775
Specialty Retail	—	12,248,765	—	12,248,765
Textiles, Apparel & Luxury Goods	—	8,234,925	—	8,234,925
Trading Companies & Distributors	—	6,217,338	—	6,217,338
Transportation Infrastructure	—	4,554,319	—	4,554,319
Wireless Telecommunication Services	—	34,143,337	—	34,143,337

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
Investment Securities (continued)
Loan Assignments
Aerospace & Defense	$—	$2,900,420	$—	$2,900,420
Commercial Services & Supplies	—	5,854,253	—	5,854,253
Diversified Telecommunication Services	—	4,857,853	—	4,857,853
Energy Equipment & Services	—	3,849,926	—	3,849,926
Food Products	—	7,951,000	—	7,951,000
Health Care Equipment & Supplies	—	1,247,487	—	1,247,487
Hotels, Restaurants & Leisure	—	10,901,328	—	10,901,328
Independent Power Producers & Energy Traders	—	3,956,530	—	3,956,530
Media	—	790,000	—	790,000
Multiline Retail	—	—	1,049,060	1,049,060
Paper & Forest Products	—	1,905,444	—	1,905,444
Software	—	7,429,629	—	7,429,629
Textiles, Apparel & Luxury Goods	—	3,098,258	—	3,098,258
Preferred Stocks	27,966,306	—	—	27,966,306
Common Stocks	4,339,208	—	—	4,339,208
Warrants	31,616	—	—	31,616
Securities Lending Collateral	158,848,916	—	—	158,848,916
Repurchase Agreement	—	57,838,337	—	57,838,337
Total Investment Securities	$191,186,046	$1,252,655,149	$1,049,068	$1,444,890,263

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (M)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (N)
Loan Assignments	$—	$1,049,060	$—	$—	$—	$0	$—	$—	$1,049,060	$0
Corporate Debt Securities	119	—	—	—	—	(111)	—	—	8	(111)
Total	$119	$1,049,060	$—	$—	$—	$(111)	$—	$—	$1,049,068	$(111)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $155,596,776. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $1,049,068, or 0.08% of the fund’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $622,456, or 0.05% of the fund’s net assets.
(G)	In default.
(H)	Percentage rounds to less than 0.1%.
(I)	Non-income producing security.
(J)	Rate shown reflects the yield at April 30, 2014.
(K)	Aggregate cost for federal income tax purposes is $1,408,203,353. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $47,192,133 and $10,505,223, respectively. Net unrealized appreciation for tax purposes is $36,686,910.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Purchases include all purchases of securities and securities received in corporate actions.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $359,952,459, or 27.83% of the fund’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 92.4%
California - 9.1%
Aromas-San Juan Unified School District (General Obligation Unlimited) Series B, Insurer: AGM 5.69%, 08/01/2042 (A)	$ 300,000	$ 110,013
California School Finance Authority Series A 6.75%, 08/01/2044	250,000	256,152
Cypress School District (General Obligation Unlimited) 6.41%, 08/01/2050 (A)	100,000	39,660
Paramount Unified School District (General Obligation Unlimited) 5.71%, 08/01/2045 (A)	50,000	32,906
Santee School District (General Obligation Unlimited) Series E, Insurer: AGM Zero Coupon, 05/01/2051	150,000	19,224
Stockton East Water District (Certificate of Participation) Series B, Insurer: NATL Zero Coupon, 04/01/2017	30,000	25,408
District of Columbia - 0.4%
District of Columbia Tobacco Settlement Financing Corp. (Revenue Bonds) 6.50%, 05/15/2033	20,000	21,421
Florida - 5.8%
Miami-Dade County Expressway Authority (Revenue Bonds) Series A 5.00%, 07/01/2040	30,000	31,192
Santa Rosa Bay Bridge Authority (Revenue Bonds) Insurer: NATL-RE Zero Coupon, 07/01/2022	30,000	16,793
Sumter County Industrial Development Authority (Revenue Bonds) Series A 5.25%, 07/01/2044	250,000	257,628
Illinois - 15.0%
Chicago Board of Education (General Obligation Unlimited) Insurer: AGM 5.00%, 12/01/2024	115,000	122,154
Illinois Finance Authority (Revenue Bonds)
5.00%, 08/15/2021	30,000	34,743
5.25%, 03/01/2040	30,000	31,757
6.50%, 04/01/2044	100,000	103,491
Kendall Kane & Will Counties Community Unit School District No. 308 (General Obligation Unlimited) Insurer: AGM Zero Coupon, 02/01/2020	60,000	52,052
Lake County School District No. 38 Big Hollow (General Obligation Unlimited) Insurer: AMBAC Zero Coupon, 02/01/2020	45,000	38,424
Southwestern Illinois Development Authority (Revenue Bonds) Insurer: AGM Zero Coupon, 12/01/2022 - 12/01/2024	70,000	49,598
State of Illinois (General Obligation Unlimited) Insurer: AGM 4.00%, 09/01/2021	50,000	52,579

	Principal	Value
Illinois (continued)
Stephenson County School District No. 145 Freeport (General Obligation Limited) Insurer: AMBAC Zero Coupon, 01/01/2021	$ 30,000	$ 24,403
Village of Elk Grove Village, IL (General Obligation Unlimited) 4.00%, 01/01/2022	60,000	67,043
Will County Community High School District No. 210 Lincoln-Way (General Obligation Unlimited) Series A 5.00%, 01/01/2027	55,000	61,645
Zion Park District (General Obligation Limited) Series B 2.00%, 12/30/2015	150,000	153,226
Indiana - 1.0%
Indiana Finance Authority (Revenue Bonds) Series A 5.00%, 08/15/2021	45,000	52,309
Iowa - 2.0%
Iowa Tobacco Settlement Authority (Revenue Bonds) Series A 6.50%, 06/01/2023	105,000	104,001
Kansas - 0.5%
Kansas Rural Water Finance Authority (Revenue Bonds) 4.25%, 03/01/2038	25,000	24,740
Louisiana - 3.8%
Fremaux Economic Development District (Revenue Bonds) 6.00%, 11/01/2043	200,000	201,540
Michigan - 9.9%
City of Detroit, MI (General Obligation Unlimited) Series A, Insurer: ASSURED GTY
4.00%, 04/01/2018	110,000	109,966
(General Obligation Unlimited) Series A-1, Insurer: NATL-RE
5.38%, 04/01/2015 - 04/01/2016	35,000	34,789
(General Obligation Limited) Series A-2, Insurer: AMBAC
4.00%, 04/01/2018	20,000	16,856
(General Obligation Unlimited) Series B, Insurer: ASSURED GTY
5.00%, 04/01/2018	40,000	39,962
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 07/01/2015	25,000	24,971
Series A, Insurer: NATL-RE
3.70%, 07/01/2015	15,000	14,939
Series C, Insurer: NATL
5.00%, 07/01/2017	50,000	50,130
City of Detroit, MI Water Supply System Revenue (Revenue Bonds)
Series B, Insurer: NATL-RE
5.00%, 07/01/2018	50,000	50,130
Series C, Insurer: AGM
5.00%, 07/01/2022	20,000	20,039

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Michigan (continued)
Michigan State Hospital Finance Authority (Revenue Bonds) Series A 5.25%, 11/15/2046	$ 95,000	$ 95,666
Plymouth Educational Center Charter School (Revenue Bonds) 5.38%, 11/01/2035	90,000	64,291
Missouri - 1.2%
Missouri Joint Municipal Electric Utility Commission (Revenue Bonds) 7.73%, 01/01/2039	55,000	66,253
New Jersey - 2.9%
New Jersey Economic Development Authority (Revenue Bonds)
Series A
6.10%, 07/01/2044	50,000	51,419
Series B
5.63%, 11/15/2030	100,000	102,772
New York - 0.7%
New York Counties Tobacco Trust IV (Revenue Bonds) Series A 5.00%, 06/01/2042	10,000	7,631
Port Authority of New York & New Jersey (Revenue Bonds) Insurer: NATL-RE 5.75%, 12/01/2025	30,000	30,139
Ohio - 3.4%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds) Series A-2 5.13%, 06/01/2024	50,000	43,050
Cleveland-Cuyahoga County Port Authority 7.05%, 11/15/2040	100,000	98,347
County of Allen, OH (Revenue Bonds) Series A 5.00%, 05/01/2033	35,000	37,476
Oregon - 0.4%
State of Oregon Housing & Community Services Department (Revenue Bonds) Series A 4.05%, 07/01/2021	20,000	20,911
Pennsylvania - 10.0%
City of Scranton, PA (General Obligation Unlimited) Series A, Insurer: AMBAC 3.50%, 09/01/2014	50,000	49,665
Philadelphia Authority for Industrial Development (Revenue Bonds) 5.00%, 04/01/2033	200,000	180,798
Pottsville Hospital Authority (Revenue Bonds) 6.50%, 07/01/2028	300,000	295,605
Puerto Rico - 7.6%
Commonwealth of Puerto Rico (General Obligation Unlimited) Insurer: AGM 5.50%, 07/01/2017	20,000	20,583
Insurer: NATL-RE Zero Coupon, 07/01/2014 - 07/01/2017	100,000	86,636

	Principal	Value
Puerto Rico (continued)
Puerto Rico Highways & Transportation Authority (Revenue Bonds) Series A, Insurer: AMBAC Zero Coupon, 07/01/2015	$ 70,000	$ 65,922
Puerto Rico Infrastructure Financing Authority (Revenue Bonds) Series C, Insurer: AMBAC 5.50%, 07/01/2016	20,000	19,999
Puerto Rico Public Buildings Authority (Revenue Bonds)
Series H, Insurer: AMBAC
5.50%, 07/01/2017	100,000	99,705
Series H, Insurer: FGIC
5.25%, 07/01/2015	100,000	99,275
Puerto Rico Sales Tax Financing Corp. (Revenue Bonds) Series A, Insurer: BHAC FGIC Zero Coupon, 08/01/2041	45,000	10,562
Rhode Island - 0.8%
Tobacco Settlement Financing Corp. (Revenue Bonds) Series 2002-A, Class C 6.25%, 06/01/2042	40,000	39,996
South Carolina - 1.9%
South Carolina Jobs-Economic Development Authority (Revenue Bonds) Insurer: CIFG 5.00%, 11/01/2014	100,000	99,458
Texas - 4.8%
Forney Independent School District (General Obligation Unlimited) Zero Coupon, 08/15/2053	1,500,000	105,675
Fort Bend Grand Parkway Toll Road Authority (Revenue Bonds) 5.00%, 03/01/2025	40,000	46,264
Upper Trinity Regional Water District (Revenue Bonds) 4.38%, 08/01/2035	100,000	100,592
Utah - 2.8%
Utah State Charter School Finance Authority (Revenue Bonds) 4.75%, 04/15/2044	150,000	150,588
Washington - 0.2%
Tacoma Consolidated Local Improvement Districts (Special Assessment) 5.75%, 04/01/2043	10,000	10,008
Wisconsin - 8.2%
Public Finance Authority (Revenue Bonds) Series A 5.88%, 02/01/2039	225,000	226,719
6.00%, 09/01/2049	200,000	206,064

Total Municipal Government Obligations (cost $4,680,944)		4,877,953

	Shares	Value
INVESTMENT COMPANY - 1.6%
Capital Markets - 1.6%
PIMCO Municipal Income Fund III	7,900	85,715

Total Investment Company (cost $84,703)		85,715

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.3%

State Street Bank & Trust Co.
0.01% (A), dated 04/30/2014, to be repurchased at $224,328 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $229,949.

$ 224,328	$ 224,328

Total Repurchase Agreement (cost $224,328)	224,328

Total Investment Securities (cost $4,989,975) (B)	5,187,996
Other Assets and Liabilities - Net - 1.7%	90,710

Net Assets - 100.0%	$ 5,278,706

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Municipal Government Obligations	$—	$4,877,953	$—	$4,877,953
Investment Company	85,715	—	—	85,715
Repurchase Agreement	—	224,328	—	224,328
Total Investment Securities	$85,715	$5,102,281	$—	$5,187,996

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	Aggregate cost for federal income tax purposes is $4,989,975. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $201,324 and $3,303, respectively. Net unrealized appreciation for tax purposes is $198,021.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Assurance North America, Inc.
FGIC NATL-RE	Financial Guaranty Insurance Company National Public Finance Guarantee Corporation

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 81.9%
Aerospace & Defense - 2.4%
BAE Systems PLC	1,997,722	$ 13,491,809
Airlines - 2.6%
Japan Airlines Co., Ltd.	282,130	14,598,403
Automobiles - 3.2%
Daimler AG	195,559	18,104,426
Beverages - 2.6%
Thai Beverage PCL (A)	30,250,003	14,235,863
Capital Markets - 3.5%
Federated Investors, Inc. - Class B (A)	459,903	13,125,632
Solar Capital, Ltd.	301,265	6,597,703
Chemicals - 3.6%
LyondellBasell Industries NV - Class A	109,960	10,171,300
Yara International ASA (A)	205,140	9,683,610
Commercial Banks - 1.6%
Commonwealth Bank of Australia	123,440	9,047,920
Construction & Engineering - 0.6%
NRW Holdings, Ltd.	3,325,626	3,460,248
Diversified Telecommunication Services - 12.6%
AT&T, Inc.	235,457	8,405,815
BCE, Inc. (A)	143,922	6,407,913
Belgacom SA (A)	317,660	9,721,961
HKT Trust and HKT, Ltd.	12,740,000	13,425,315
Swisscom AG	27,304	16,597,705
Telstra Corp., Ltd.	3,204,324	15,538,989
Electric Utilities - 1.2%
Brookfield Infrastructure Partners, LP	166,348	6,485,909
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc. (A)	186,068	10,161,173
Media - 2.6%
Regal Entertainment Group - Class A (A)	772,439	14,521,853
Multi-Utilities - 1.3%
Centrica PLC	1,299,610	7,241,060
Oil, Gas & Consumable Fuels - 11.3%
Canadian Oil Sands, Ltd.	729,090	15,805,099
Royal Dutch Shell PLC - Class B ADR (A)	152,050	12,871,032
Ship Finance International, Ltd.	912,020	16,078,912
Total SA	259,507	18,534,183
Pharmaceuticals - 4.2%
AstraZeneca PLC - ADR	81,250	6,422,812
GlaxoSmithKline PLC	397,000	10,939,206
Sanofi (A)	54,300	5,877,486
Real Estate Investment Trusts - 21.4%
American Capital Agency Corp.	613,130	13,924,182
Ascendas Real Estate Investment Trust	7,438,756	13,587,582
Blackstone Mortgage Trust, Inc. - Class A	539,578	15,340,203
Cofinimmo	62,097	7,610,511
National Retail Properties, Inc. (A)	280,398	9,569,984
PennyMac Mortgage Investment Trust	831,510	19,490,594
Realty Income Corp. (A)	224,270	9,744,532
Spirit Realty Capital, Inc.	939,060	10,113,676
Starwood Property Trust, Inc.	840,257	20,208,181
Thrifts & Mortgage Finance - 1.5%
Home Loan Servicing Solutions, Ltd. (A)	372,040	8,240,686
Transportation Infrastructure - 1.4%
SATS, Ltd. (A)	3,111,595	7,867,716
Wireless Telecommunication Services - 2.5%
Vodafone Group PLC - ADR	372,230	14,129,851

Total Common Stocks (cost $424,107,485)		457,381,035

	Shares	Value
MASTER LIMITED PARTNERSHIPS - 14.3%
Capital Markets - 4.1%
Apollo Global Management LLC - Class A	350,020	9,496,043
Oaktree Capital Group LLC - Class A	246,109	13,043,777
Diversified Financial Services - 2.2%
KKR Financial Holdings LLC	1,077,559	12,435,031
Oil, Gas & Consumable Fuels - 8.0%
Alliance Resource Partners, LP	188,373	17,543,177
Cheniere Energy Partners, LP	158,614	5,140,680
Energy Transfer Partners, LP - Class B	110,286	6,086,684
TC Pipelines, LP	135,778	7,201,665
Teekay LNG Partners, LP	207,413	8,879,351

Total Master Limited Partnerships (cost $74,287,082)		79,826,408

SECURITIES LENDING COLLATERAL - 18.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (B)	101,422,010	101,422,010

Total Securities Lending Collateral (cost $101,422,010)		101,422,010

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% (B), dated 04/30/2014, to be repurchased at $21,426,247 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $21,854,853.	$ 21,426,241	21,426,241

Total Repurchase Agreement (cost $21,426,241)		21,426,241

Total Investment Securities (cost $621,242,818) (C)		660,055,694
Other Assets and Liabilities - Net - (18.1)%		(101,254,681)

Net Assets - 100.0%		$ 558,801,013

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$247,817,042	$209,563,993	$—	$457,381,035
Master Limited Partnerships	79,826,408	—	—	79,826,408
Securities Lending Collateral	101,422,010	—	—	101,422,010
Repurchase Agreement	—	21,426,241	—	21,426,241
Total Investment Securities	$429,065,460	$230,990,234	$—	$660,055,694

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $98,278,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $621,242,818. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $49,340,112 and $10,527,236, respectively. Net unrealized appreciation for tax purposes is $38,812,876.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 50.4%
U.S. Treasury Floating Rate Note 0.07%, 01/31/2016 (A)	$ 1,500,000	$ 1,499,468
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2025	2,490,780	2,965,779
3.38%, 04/15/2032	2,645,100	3,727,110
3.88%, 04/15/2029	4,283,970	6,142,476
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2022	27,468,156	27,843,944
0.50%, 04/15/2015	2,166,480	2,206,595
0.63%, 01/15/2024	1,006,090	1,020,946
1.13%, 01/15/2021	4,829,130	5,162,639

Total U.S. Government Obligations (cost $50,387,983)		50,568,957

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Fannie Mae Series 2013-C01, Class M1 2.15%, 10/25/2023 (A)	930,321	951,572
Freddie Mac Series 2014-DN1, Class M2 2.35%, 02/25/2024 (A)	1,500,000	1,548,150

Total U.S. Government Agency Obligations (cost $2,469,154)		2,499,722

FOREIGN GOVERNMENT OBLIGATIONS - 22.2%
Australia Government Bond 3.00%, 09/20/2025 - Reg S	AUD 600,000	722,703
Brazil Notas do Tesouro Nacional 6.00%, 05/15/2017	BRL 2,000,000	2,245,190
Canadian Government Bond 4.25%, 12/01/2021	CAD 2,628,366	3,148,716
Deutsche Bundesrepublik Inflation Linked Bond
0.50%, 04/15/2030 (B)	EUR 1,002,010	1,404,734
1.50%, 04/15/2016	577,020	833,630
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	2,105,271	3,061,281
2.10%, 09/15/2021 - Reg S	2,148,700	3,131,657
New Zealand Government Bond 2.00%, 09/20/2025	NZD 2,000,000	1,655,202
U.K. Gilt Inflation Linked 0.13%, 03/22/2029 - 03/22/2044 - Reg S	GBP 3,521,440	6,131,814

Total Foreign Government Obligations (cost $21,803,805)		22,334,927

MORTGAGE-BACKED SECURITY - 1.5%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class B 1.65%, 12/15/2028 - 144A (A)	$ 1,500,000	1,501,463

Total Mortgage-Backed Security (cost $1,501,250)		1,501,463

ASSET-BACKED SECURITY - 1.0%
SLM Student Loan Trust Series 2014-1, Class A3 0.75%, 02/26/2029 (A)	1,000,000	1,003,385

Total Asset-Backed Security (cost $1,003,281)		1,003,385

	Principal	Value
CORPORATE DEBT SECURITIES - 17.4%
Automobiles - 0.5%
Toyota Motor Credit Corp., Series MTN 0.75%, 03/05/2017 (C)	$ 500,000	$ 496,706
Capital Markets - 2.7%
Morgan Stanley, Series MTN 3.58%, 04/25/2023 - 06/09/2023 (A)	2,643,000	2,682,244
Commercial Banks - 5.3%
Banco Santander Chile 1.13%, 04/11/2017 - 144A (A) (B) (D)	200,000	200,002
Bank of America Corp., Series MTN 1.30%, 03/22/2018 (A)	1,000,000	1,011,476
Citigroup, Inc. 0.51%, 06/09/2016 (A)	1,000,000	990,113
RBS Capital Trust IV 1.03%, 09/30/2014 (A) (E)	500,000	480,000
Royal Bank of Scotland Group PLC 4.70%, 07/03/2018	1,000,000	1,038,559
Standard Chartered PLC 6.41%, 01/30/2017 - 144A (A) (E)	500,000	538,750
Zions Bancorporation 5.65%, 11/15/2023 (A)	1,000,000	1,079,347
Diversified Financial Services - 1.1%
Goldman Sachs Capital III 4.00%, 06/02/2014 (A) (E)	1,400,000	1,078,000
Insurance - 1.4%
Genworth Holdings, Inc. 6.15%, 11/15/2066 (A) (D)	500,000	467,500
XL Group PLC 6.50%, 04/15/2017 (A) (D) (E)	1,000,000	985,000
Metals & Mining - 1.6%
Anglo American Capital PLC 2.63%, 09/27/2017 - 144A	500,000	509,980
Glencore Funding LLC 1.59%, 01/15/2019 - 144A (A)	400,000	399,306
Kinross Gold Corp.
5.13%, 09/01/2021	119,000	120,740
5.95%, 03/15/2024 - 144A	600,000	607,509
Oil, Gas & Consumable Fuels - 4.6%
Chesapeake Energy Corp. 3.47%, 04/15/2019 (A) (B)	625,000	631,250
Energy Transfer Partners, LP 3.24%, 11/01/2066 (A) (D)	1,200,000	1,104,000
Petrobras Global Finance BV
1.86%, 05/20/2016 (A)	1,355,000	1,346,531
2.37%, 01/15/2019 (A) (D)	500,000	496,750
2.59%, 03/17/2017 (A)	1,000,000	1,010,000
Real Estate Investment Trusts - 0.2%
OMEGA Healthcare Investors, Inc. 4.95%, 04/01/2024 - 144A	250,000	248,666

Total Corporate Debt Securities (cost $17,676,451)		17,522,429

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.01%, 08/28/2014 (F) (G)	10,000	10,000
0.03%, 08/28/2014 (F) (G)	60,000	59,994

Total Short-Term U.S. Government Obligations (cost $69,994)		69,994

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%
Consumer Finance - 0.6%
SLM Corp., 3.63% (A)	19,249	$ 466,596
SLM Corp. - Series MTN, 3.58% (A) (D)	3,200	79,232
Diversified Financial Services - 0.5%
Citigroup Capital XIII, 7.88% (A)	20,000	545,200
Insurance - 0.1%
Prudential Financial, Inc., 3.98% (A)	4,655	126,616

Total Preferred Stocks (cost $1,203,107)		1,217,644

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (F)	2,010,537	2,010,537

Total Securities Lending Collateral (cost $2,010,537)		2,010,537

Principal	Value
REPURCHASE AGREEMENT - 3.2%

State Street Bank & Trust Co.
0.01% (F), dated 04/30/2014, to be repurchased at $3,229,605 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 06/25/2037 - 11/25/2038, and with a total value of $3,296,211.

$ 3,229,604	$ 3,229,604

Total Repurchase Agreement (cost $3,229,604)	3,229,604

Total Investment Securities (cost $101,355,166) (H)	101,958,662
Other Assets and Liabilities - Net - (1.5)%	(1,524,999)

Net Assets - 100.0%	$ 100,433,663

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(12)	06/19/2014	$1,500
5-Year U.S. Treasury Note	Short	(46)	06/30/2014	5,390
Long U.S. Treasury Bond	Short	(4)	06/19/2014	(4,500)

				$2,390

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(1,140,000)	07/09/2014	$(1,566,588)	$(14,726)
EUR	GSC	(1,125,222)	07/09/2014	(1,562,607)	1,792

					$(12,934)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$50,568,957	$—	$50,568,957
U.S. Government Agency Obligations	—	2,499,722	—	2,499,722
Foreign Government Obligations	—	22,334,927	—	22,334,927
Mortgage-Backed Security	—	1,501,463	—	1,501,463
Asset-Backed Security	—	1,003,385	—	1,003,385
Corporate Debt Securities	—	17,522,429	—	17,522,429
Short-Term U.S. Government Obligations	—	69,994	—	69,994
Preferred Stocks	1,217,644	—	—	1,217,644
Securities Lending Collateral	2,010,537	—	—	2,010,537
Repurchase Agreement	—	3,229,604	—	3,229,604
Total Investment Securities	$3,228,181	$98,730,481	$—	$101,958,662

Derivative Financial Instruments
Futures Contracts (J)	$6,890	$—	$—	$6,890
Forward Foreign Currency Contracts (J)	—	1,792	—	1,792
Total Derivative Financial Instruments	$6,890	$1,792	$—	$8,682

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (J)	$(4,500)	$—	$—	$(4,500)
Forward Foreign Currency Contracts (J)	—	(14,726)	—	(14,726)
Total Derivative Financial Instruments	$(4,500)	$(14,726)	$—	$(19,226)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $1,969,729. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at April 30, 2014.
(G)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $69,994.
(H)	Aggregate cost for federal income tax purposes is $101,355,166. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $937,488 and $333,992, respectively. Net unrealized appreciation for tax purposes is $603,496.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $4,005,676, or 3.99% of the fund’s net assets.
GSC	Goldman Sachs & Co.
MTN	Medium Term Note
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.0%
Germany - 1.0%
Volkswagen AG, 1.83% (A) (B)	32,500	$ 8,751,746

Total Convertible Preferred Stock (cost $8,827,081)		8,751,746

PREFERRED STOCK - 0.9%
Brazil - 0.9%
Itau Unibanco Holding SA, 3.22% (A)	449,600	7,420,240

Total Preferred Stock (cost $6,139,644)		7,420,240

COMMON STOCKS - 95.0%
Australia - 3.1%
APA Group (B)	1,279,700	7,917,685
Asciano, Ltd.	1,948,200	9,791,442
Challenger Financial Services Group, Ltd.	1,337,900	8,762,511
Belgium - 0.8%
Ageas	158,300	6,804,845
Canada - 1.0%
Fairfax Financial Holdings, Ltd.	19,331	8,428,708
Denmark - 2.3%
Carlsberg A/S - Class B	104,276	10,417,909
Danske Bank A/S - Class R	326,500	9,224,535
France - 10.6%
Arkema SA	80,894	9,019,783
Cie Generale des Etablissements Michelin - Class B (B)	75,391	9,204,242
GDF Suez	339,900	8,570,604
Lafarge SA	45,849	4,188,625
Rexel SA	375,100	9,471,184
Sanofi (B)	121,100	13,107,984
Total SA	133,000	9,498,959
Veolia Environnement SA (B)	371,600	6,928,844
Vinci SA (B)	124,900	9,416,031
Vivendi SA (B)	375,083	10,063,978
Germany - 6.4%
adidas AG	48,800	5,208,365
Allianz SE - Class A (B)	65,700	11,379,934
Bayer AG (B)	43,165	5,988,493
Merck KGaA	63,500	10,708,152
Metro AG	240,700	9,617,327
Siemens AG - Class A	87,000	11,466,442
Hong Kong - 6.4%
Cheung Kong Holdings, Ltd.	903,300	15,356,083
First Pacific Co., Ltd.	6,822,112	7,558,664
Guangdong Investment, Ltd. (B)	8,424,600	9,171,170
HSBC Holdings PLC	1,012,000	10,272,786
SJM Holdings, Ltd.	4,187,000	11,638,131
Ireland - 1.6%
Ryanair Holdings PLC - ADR (C)	140,100	7,492,548
Smurfit Kappa Group PLC - Class B	266,100	5,919,700
Israel - 1.0%
Israel Corp., Ltd. (C)	14,272	8,046,430
Italy - 3.5%
ENI SpA - Class B	569,800	14,790,473
Exor SpA	85,801	3,913,902
Pirelli & C. SpA	220,400	3,693,723
Prysmian SpA	267,694	6,959,757
Japan - 19.2%
Aisin Seiki Co., Ltd.	215,900	7,623,603
Daito Trust Construction Co., Ltd.	60,500	6,148,530
Denki Kagaku Kogyo KK	1,661,000	5,507,693

	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	404,100	$ 10,435,017
Fukuoka Financial Group, Inc. - Class A	300	1,224
Hitachi, Ltd.	2,040,300	14,508,711
Japan Airlines Co., Ltd.	180,200	9,324,185
Kintetsu World Express, Inc.	101,100	4,005,037
Kirin Holdings Co., Ltd.	529,600	7,330,014
Komatsu, Ltd.	269,300	5,932,055
Kuraray Co., Ltd.	736,500	8,262,977
Mitsubishi Corp.	528,900	9,456,930
MS&AD Insurance Group Holdings	459,600	10,294,752
Nippon Telegraph & Telephone Corp.	237,400	13,145,414
Nitori Holdings Co., Ltd.	165,400	7,579,586
ORIX Corp.	712,900	10,299,343
Resona Holdings, Inc.	2,099,400	10,719,292
Sony Corp. (B)	368,400	6,457,405
Sumitomo Mitsui Financial Group, Inc.	213,700	8,430,108
USS Co., Ltd.	460,700	6,709,858
Korea, Republic of - 2.3%
Kangwon Land, Inc.	208,770	6,030,954
Samsung Electronics Co., Ltd.	7,500	9,747,895
SK Telecom Co., Ltd.	19,500	4,029,081
Malaysia - 0.6%
UMW Holdings Bhd	1,402,600	4,621,643
Netherlands - 5.5%
Akzo Nobel NV	66,900	5,150,230
Delta Lloyd NV	280,179	7,367,925
Heineken Holding NV - Class A (B)	85,000	5,424,536
Koninklijke Ahold NV (B)	348,460	6,722,183
Koninklijke Boskalis Westminster NV	147,100	8,332,549
Koninklijke Philips NV	354,656	11,353,633
Wolters Kluwer NV (B)	70,760	1,970,249
Singapore - 1.8%
Noble Group, Ltd.	11,027,000	11,302,301
SIA Engineering Co., Ltd.	1,056,400	4,036,178
Spain - 0.9%
Amadeus IT Holding SA - Class A	184,700	7,675,772
Sweden - 4.4%
Investor AB - Class B	342,100	13,232,160
Saab AB - Class B	68,793	2,105,412
Svenska Cellulosa AB SCA - Class B (B)	368,480	10,319,616
Telefonaktiebolaget LM Ericsson - Class B	976,600	11,790,332
Switzerland - 5.9%
Galenica AG (B)	4,405	4,479,576
GAM Holding AG (C)	582,000	10,580,616
Nestle SA	153,362	11,840,641
Novartis AG	173,100	15,006,851
UBS AG - Class A (C)	369,300	7,720,850
Thailand - 0.4%
Bangkok Bank PCL	633,000	3,687,284
United Kingdom - 15.3%
Admiral Group PLC	275,500	6,502,853
BHP Billiton PLC - ADR (B)	159,469	10,317,644
BP PLC - ADR	220,600	11,166,772
British Sky Broadcasting Group PLC	574,700	8,538,843
IG Group Holdings PLC	492,613	5,289,786
Imperial Tobacco Group PLC	186,300	8,043,012
Inchcape PLC	737,600	7,982,778
Johnson Matthey PLC	85,145	4,705,224
Kingfisher PLC	1,374,500	9,702,866
National Grid PLC - Class B	739,900	10,499,917

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
Resolution, Ltd.	1,596,100	$ 8,038,749
Rexam PLC	1,173,641	9,828,610
Royal Bank of Scotland Group PLC (C)	1,186,400	5,985,313
UBM PLC	201,200	2,230,169
Unilever PLC	329,600	14,713,764
Vodafone Group PLC	1,488,720	5,629,103
United States - 2.0%
Flextronics International, Ltd. (C)	802,505	7,214,520
Noble Corp. PLC (B)	326,857	10,070,464

Total Common Stocks (cost $713,860,908)		803,160,537

SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (A)	85,876,192	85,876,192

Total Securities Lending Collateral (cost $85,876,192)		85,876,192

Principal	Value
REPURCHASE AGREEMENT - 2.6%

State Street Bank & Trust Co. 0.01% (A), dated 04/30/2014, to be repurchased at $21,599,379 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $22,031,899.

$ 21,599,373	$ 21,599,373

Total Repurchase Agreement (cost $21,599,373)	21,599,373

Total Investment Securities (cost $836,303,198) (D)	926,808,088
Other Assets and Liabilities - Net - (9.6)%	(80,962,184)

Net Assets - 100.0%	$ 845,845,904

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Insurance	6.3%	$58,817,766
Commercial Banks	6.0	55,740,782
Pharmaceuticals	5.3	49,291,056
Chemicals	4.4	40,692,337
Diversified Financial Services	4.2	38,757,023
Oil, Gas & Consumable Fuels	3.8	35,456,204
Electronic Equipment & Instruments	3.5	32,158,248
Trading Companies & Distributors	3.3	30,230,415
Food Products	2.9	26,554,405
Multi-Utilities	2.8	25,999,365
Specialty Retail	2.6	23,992,310
Beverages	2.5	23,172,459
Industrial Conglomerates	2.5	22,820,075
Media	2.5	22,803,239
Real Estate Management & Development	2.3	21,504,613
Auto Components	2.2	20,521,568
Capital Markets	2.0	18,301,466
Construction & Engineering	1.9	17,748,580
Hotels, Restaurants & Leisure	1.9	17,669,085
Airlines	1.8	16,816,733
Food & Staples Retailing	1.8	16,339,510
Containers & Packaging	1.7	15,748,310
Automobiles	1.4	13,373,389
Diversified Telecommunication Services	1.4	13,145,414
Communications Equipment	1.3	11,790,332
Household Products	1.1	10,319,616
Metals & Mining	1.1	10,317,644
Consumer Finance	1.1	10,299,343
Energy Equipment & Services	1.1	10,070,464
Road & Rail	1.1	9,791,442
Semiconductors & Semiconductor Equipment	1.0	9,747,895
Wireless Telecommunication Services	1.0	9,658,184
Water Utilities	1.0	9,171,170
Tobacco	0.9	8,043,012
Distributors	0.9	7,982,778
Gas Utilities	0.9	7,917,685
IT Services	0.8	7,675,772
Electrical Equipment	0.7	6,959,757

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Household Durables	0.7%	$6,457,405
Machinery	0.6	5,932,055
Textiles, Apparel & Luxury Goods	0.6	5,208,365
Construction Materials	0.5	4,188,625
Transportation Infrastructure	0.4	4,036,178
Air Freight & Logistics	0.4	4,005,037
Aerospace & Defense	0.2	2,105,412

Investment Securities, at Value	88.4	819,332,523
Short-Term Investments	11.6	107,475,565

Total Investments	100.0%	$926,808,088

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$8,751,746	$—	$8,751,746
Preferred Stock	7,420,240	—	—	7,420,240
Common Stocks	54,690,656	748,469,881	—	803,160,537
Securities Lending Collateral	85,876,192	—	—	85,876,192
Repurchase Agreement	—	21,599,373	—	21,599,373
Total Investment Securities	$147,987,088	$778,821,000	$—	$926,808,088

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $82,091,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $836,303,198. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $103,417,646 and $12,912,756, respectively. Net unrealized appreciation for tax purposes is $90,504,890.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.1%
Germany - 1.1%
Sartorius AG, 1.09% (A)	46,450	$ 6,044,695

Total Preferred Stock (cost $5,316,136)		6,044,695

COMMON STOCKS - 97.0%
Australia - 3.8%
APA Group (B)	1,006,600	6,227,977
Bentham IMF, Ltd.	1,562,000	2,691,787
FlexiGroup, Ltd.	1,195,600	4,287,351
Kathmandu Holdings, Ltd.	1,334,900	4,191,614
STW Communications Group, Ltd.	2,780,800	3,642,543
Austria - 2.3%
Flughafen Wien AG (B)	49,200	4,825,129
Kapsch TrafficCom AG	62,400	3,462,391
Lenzing AG (B)	67,100	4,282,192
Belgium - 1.6%
Barco NV	53,700	3,999,195
D’ieteren SA	103,500	4,785,877
Canada - 3.7%
Essential Energy Services, Ltd. (C)	1,140,600	2,976,247
Ithaca Energy, Inc. (C)	2,866,400	7,531,802
Newalta Corp.	303,200	5,560,257
TransGlobe Energy Corp. (C)	562,400	4,382,005
Denmark - 1.6%
Bavarian Nordic A/S (C)	211,384	4,479,141
Schouw & Co.	74,500	4,154,275
Finland - 2.0%
Ramirent OYJ	508,281	5,683,616
Tieto OYJ (B)	184,500	5,039,970
France - 2.2%
BioMerieux	13,100	1,430,497
Cegid Group	35,204	1,475,464
Societe BIC SA	45,700	6,059,950
Sopra Group SA (B)	28,800	3,326,309
Germany - 7.2%
Bertrandt AG	24,968	3,777,420
Bilfinger Berger SE	79,400	9,432,618
Gerresheimer AG (B)	114,600	7,769,058
Patrizia Immobilien AG (C)	354,400	4,184,168
Rhoen Klinikum AG	143,000	4,615,565
SAF-Holland SA (C)	391,300	5,843,993
Tom Tailor Holding AG (C)	136,600	2,653,167
TUI AG (B)	61,441	1,020,751
Hong Kong - 5.0%
AMVIG Holdings, Ltd.	2,992,000	1,088,288
Dynam Japan Holdings Co., Ltd.	1,127,800	2,996,625
Far East Consortium International, Ltd.	3,882,000	1,407,003
First Pacific Co., Ltd.	9,604,750	10,641,730
Midland Holdings, Ltd.	5,026,000	2,106,875
Newocean Energy Holdings, Ltd.	6,003,120	3,964,423
Pacific Textiles Holdings, Ltd.	2,761,000	3,500,684
Shun Tak Holdings, Ltd.	2,800,000	1,372,381
Ireland - 1.9%
Dragon Oil PLC	436,800	4,646,205
Smurfit Kappa Group PLC - Class B	255,711	5,688,584
Italy - 5.3%
ASTM SpA	251,100	4,253,517
Danieli & C Officine Meccaniche SpA - Class B	293,500	7,036,192

	Shares	Value
Italy (continued)
Davide Campari-Milano SpA	570,900	$ 4,958,156
Pirelli & C. SpA	410,700	6,882,995
Prysmian SpA	215,500	5,602,769
Japan - 22.4%
Air Water, Inc.	388,500	5,453,098
Arcs Co., Ltd.	110,700	2,217,573
Avex Group Holdings, Inc.	143,400	2,648,205
Chugoku Marine Paints, Ltd. (B)	718,000	4,571,996
Daiichikosho Co., Ltd.	133,700	3,855,310
Denki Kagaku Kogyo KK	2,701,700	8,958,540
Fujimi, Inc.	22,800	263,158
Hikari Tsushin, Inc.	57,100	4,803,248
HIS Co., Ltd.	184,800	5,120,931
Hoshizaki Electric Co., Ltd.	148,200	5,994,102
Kaken Pharmaceutical Co., Ltd.	403,400	6,952,519
Kintetsu World Express, Inc. (B)	191,000	7,566,391
Miraca Holdings, Inc.	99,700	4,320,155
Nakanishi, Inc.	181,200	6,185,631
Nitori Holdings Co., Ltd.	188,700	8,647,327
PanaHome Corp.	514,500	3,417,083
Rohto Pharmaceutical	459,800	8,108,959
Ryohin Keikaku Co., Ltd.	56,700	6,366,861
SKY Perfect JSAT Holdings, Inc.	1,500,200	8,056,045
Sogo Medical Co., Ltd.	78,900	3,264,508
Toho Holdings Co., Ltd.	151,400	3,053,620
Token Corp.	57,900	2,565,530
USS Co., Ltd.	678,300	9,879,089
Netherlands - 9.6%
BE Semiconductor Industries NV	380,800	6,498,122
BinckBank NV	620,000	7,003,395
Delta Lloyd NV	481,800	12,669,994
Koninklijke Boskalis Westminster NV	157,900	8,944,320
Koninklijke Ten Cate NV	319,161	9,500,012
Nutreco NV	164,500	7,636,207
Norway - 1.1%
ABG Sundal Collier Holding ASA	2,379,800	2,201,924
Norwegian Property ASA (C)	2,877,500	3,654,783
Philippines - 1.1%
Alliance Global Group, Inc.	8,945,300	6,250,473
Singapore - 1.8%
ARA Asset Management, Ltd.	3,087,300	4,494,155
CWT, Ltd.	4,437,000	5,149,426
Sweden - 0.9%
Dios Fastigheter AB (B)	643,354	5,219,299
Switzerland - 4.3%
Galenica AG (B)	4,600	4,677,877
GAM Holding AG (C)	607,290	11,040,382
Gategroup Holding AG - Class A (C)	102,000	3,175,548
Swissquote Group Holding SA	111,476	4,395,202
United Kingdom - 19.2%
Berendsen PLC	266,551	4,657,960
Cape PLC	641,100	3,250,004
Catlin Group, Ltd.	573,300	5,115,665
Cineworld Group PLC	816,612	4,449,971
Consort Medical PLC	96,059	1,430,480
Dart Group PLC	205,400	1,021,318
Etalon Group, Ltd. - GDR, Reg S (C)	889,693	3,113,925
Fenner PLC	608,400	4,251,672
IG Group Holdings PLC	881,400	9,464,666

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
Inchcape PLC	727,400	$ 7,872,387
Inmarsat PLC	387,500	4,762,974
International Personal Finance	840,600	7,933,710
Lancashire Holdings, Ltd.	508,257	6,006,985
Northgate PLC	1,335,506	11,691,487
Rexam PLC	1,627,730	13,631,360
Stock Spirits Group PLC (C)	1,370,300	6,744,183
UBM PLC	843,500	9,349,641

Total Common Stocks (cost $487,410,057)		529,468,142

SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (A)	21,393,970	21,393,970

Total Securities Lending Collateral (cost $21,393,970)		21,393,970

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co.
0.01% (A), dated 04/30/2014, to be repurchased at $6,982,106 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $7,124,612.

$ 6,982,104	$ 6,982,104

Total Repurchase Agreement (cost $6,982,104)	6,982,104

Total Investment Securities (cost $521,102,267) (D)	563,888,911
Other Assets and Liabilities - Net - (3.3)%	(17,784,191)

Net Assets - 100.0%	$ 546,104,720

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	5.9%	$33,028,996
Commercial Services & Supplies	5.7	32,136,337
Media	5.7	32,001,715
Specialty Retail	5.3	30,174,445
Capital Markets	5.2	29,135,058
Insurance	4.2	23,792,644
Diversified Financial Services	4.0	22,798,183
Oil, Gas & Consumable Fuels	3.6	20,524,435
Containers & Packaging	3.6	20,408,232
Pharmaceuticals	3.5	19,739,355
Real Estate Management & Development	3.5	19,686,053
Machinery	3.1	17,281,966
Health Care Equipment & Supplies	2.7	15,091,303
Auto Components	2.3	12,726,988
Air Freight & Logistics	2.3	12,715,817
Distributors	2.2	12,658,264
Consumer Finance	2.2	12,221,061
Health Care Providers & Services	2.1	11,989,340
Food Products	2.1	11,790,482
Beverages	2.1	11,702,339
Road & Rail	2.1	11,691,487
Hotels, Restaurants & Leisure	1.6	9,138,307
Transportation Infrastructure	1.6	9,078,646
Construction & Engineering	1.6	8,944,320
IT Services	1.5	8,366,279
Life Sciences Tools & Services	1.4	7,769,058
Industrial Conglomerates	1.3	7,622,854
Electronic Equipment & Instruments	1.3	7,461,586
Semiconductors & Semiconductor Equipment	1.1	6,498,122
Multiline Retail	1.1	6,366,861
Gas Utilities	1.1	6,227,977
Household Durables	1.1	5,982,613
Trading Companies & Distributors	1.0	5,683,616
Electrical Equipment	1.0	5,602,769
Food & Staples Retailing	1.0	5,482,081
Diversified Telecommunication Services	0.8	4,762,974
Biotechnology	0.8	4,479,141
Professional Services	0.7	3,777,420
Textiles, Apparel & Luxury Goods	0.6	3,500,684
Energy Equipment & Services	0.5	2,976,247

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Software	0.3%	$1,475,464
Airlines	0.2	1,021,318

Investment Securities, at Value	95.0	535,512,837
Short-Term Investments	5.0	28,376,074

Total Investments	100.0%	$563,888,911

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Preferred Stock	$—	$6,044,695	$—	$6,044,695
Common Stocks	23,564,236	505,903,906	—	529,468,142
Securities Lending Collateral	21,393,970	—	—	21,393,970
Repurchase Agreement	—	6,982,104	—	6,982,104
Total Investment Securities	$44,958,206	$518,930,705	$—	$563,888,911

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $20,360,391. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $521,102,267. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $50,260,136 and $7,473,492, respectively. Net unrealized appreciation for tax purposes is $42,786,644.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Automobiles - 1.5%
General Motors Co.	680,760	$ 23,472,605
Beverages - 4.0%
Anheuser-Busch InBev NV - ADR	167,502	17,725,062
Cott Corp. (A)	2,310,068	18,757,752
Molson Coors Brewing Co. - Class B	421,730	25,291,148
Chemicals - 3.4%
E.I. du Pont de Nemours & Co.	779,603	52,482,874
Commercial Banks - 3.9%
Wells Fargo & Co.	1,213,760	60,251,046
Communications Equipment - 1.9%
QUALCOMM, Inc.	373,544	29,401,648
Computers & Peripherals - 6.2%
Apple, Inc.	100,957	59,573,716
EMC Corp.	1,422,695	36,705,531
Diversified Financial Services - 9.5%
Citigroup, Inc.	1,555,315	74,515,142
JPMorgan Chase & Co.	1,273,685	71,300,886
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	649,335	30,343,425
Electrical Equipment - 5.4%
Eaton Corp. PLC	1,137,940	82,659,962
Energy Equipment & Services - 3.2%
Cameron International Corp. (B)	749,412	48,681,803
Food & Staples Retailing - 2.9%
Fairway Group Holdings Corp. - Class A (A) (B) (C)	992,865	6,880,554
Wal-Mart Stores, Inc.	482,905	38,492,358
Food Products - 3.5%
Pinnacle Foods, Inc.	1,754,476	53,336,070
Health Care Equipment & Supplies - 2.8%
Hologic, Inc. (B) (C)	2,089,359	43,845,199
Health Care Technology - 0.4%
IMS Health Holdings, Inc. (B) (C)	247,689	5,880,137
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	471,034	18,516,346
Industrial Conglomerates - 4.1%
General Electric Co.	2,378,937	63,969,616
Insurance - 8.3%
ACE, Ltd.	156,225	15,984,942
Allstate Corp.	883,065	50,290,552
MetLife, Inc.	1,176,440	61,586,634
Life Sciences Tools & Services - 4.2%
Affymetrix, Inc. (A) (B) (C)	1,891,559	14,054,283
Bio-Rad Laboratories, Inc. - Class A (B)	413,617	50,961,751

	Shares	Value
Media - 2.1%
Comcast Corp. - Class A	627,315	$ 32,469,824
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	1,343,863	23,813,252
Multi-Utilities - 2.8%
PG&E Corp.	937,638	42,737,540
Multiline Retail - 0.8%
Target Corp.	197,300	12,183,275
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	265,470	33,321,795
Occidental Petroleum Corp.	715,036	68,464,697
Royal Dutch Shell PLC - Class A ADR	831,918	65,505,223
Pharmaceuticals - 9.8%
Merck & Co., Inc.	1,151,341	67,422,529
Pfizer, Inc.	2,681,389	83,873,848
Professional Services - 1.0%
Nielsen Holdings NV	330,162	15,501,106
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc. - Class A (B)	696,815	13,176,772

Total Common Stocks (cost $1,263,713,781)		1,513,430,903

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (D)	32,913,544	32,913,544

Total Securities Lending Collateral (cost $32,913,544)		32,913,544

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (D), dated 04/30/2014, to be repurchased at $29,317,814 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50%, due 01/01/2033, and with a total value of $29,906,047.	$ 29,317,805	29,317,805

Total Repurchase Agreement (cost $29,317,805)		29,317,805

Total Investment Securities (cost $1,325,945,130) (E)		1,575,662,252
Other Assets and Liabilities - Net - (2.1)%		(32,195,802)

Net Assets - 100.0%		$ 1,543,466,450

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,513,430,903	$—	$—	$1,513,430,903
Securities Lending Collateral	32,913,544	—	—	32,913,544
Repurchase Agreement	—	29,317,805	—	29,317,805
Total Investment Securities	$1,546,344,447	$29,317,805	$—	$1,575,662,252

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid. Total aggregate fair value of illiquid securities is $39,692,589, or 2.57% of the fund’s net assets.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $31,733,156. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at April 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $1,325,945,130. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $252,876,757 and $3,159,635, respectively. Net unrealized appreciation for tax purposes is $249,717,122.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 5.0%
Rockwell Collins, Inc. (A)	18,300	$ 1,420,995
Teledyne Technologies, Inc. (A) (B)	13,514	1,254,910
Auto Components - 3.0%
Tenneco, Inc. (B)	26,524	1,587,992
Biotechnology - 6.1%
BioMarin Pharmaceutical, Inc. (A) (B)	15,922	927,138
Cubist Pharmaceuticals, Inc. (A) (B)	14,783	1,035,697
United Therapeutics Corp. (A) (B)	13,305	1,330,633
Building Products - 1.3%
USG Corp. (A) (B)	23,420	699,321
Chemicals - 3.8%
Axiall Corp. (A)	17,134	798,445
RPM International, Inc.	28,746	1,226,304
Commercial Banks - 4.6%
Comerica, Inc. - Class A (A)	28,317	1,366,012
First Republic Bank - Class A (A)	21,266	1,079,462
Commercial Services & Supplies - 2.3%
Stericycle, Inc. (A) (B)	10,381	1,208,764
Containers & Packaging - 1.6%
Rock-Tenn Co. - Class A	9,164	876,170
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	27,968	1,474,473
Electronic Equipment & Instruments - 3.7%
Trimble Navigation, Ltd. (A) (B)	51,242	1,969,230
Food Products - 3.7%
McCormick & Co., Inc. (A)	14,690	1,045,928
WhiteWave Foods Co. - Class A (B)	34,097	944,146
Gas Utilities - 1.9%
EQT Corp.	9,247	1,007,831
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (A) (B)	23,948	1,206,740
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	19,518	1,356,696
Hotels, Restaurants & Leisure - 2.5%
Cheesecake Factory, Inc. (A)	30,304	1,360,347
Household Durables - 3.0%
Whirlpool Corp.	10,543	1,617,085
Insurance - 2.2%
CNO Financial Group, Inc. (A)	69,561	1,199,927
IT Services - 0.9%
NeuStar, Inc. - Class A (A) (B)	19,409	499,200
Media - 3.3%
Lions Gate Entertainment Corp. (A)	39,689	1,052,949
Scripps Networks Interactive, Inc. - Class A (A)	9,680	726,678
Oil, Gas & Consumable Fuels - 5.1%
Cimarex Energy Co. (A)	15,618	1,860,416
Energen Corp.	11,115	865,970
Pharmaceuticals - 2.8%
Mylan, Inc. (B)	29,739	1,510,146
Professional Services - 2.4%
Equifax, Inc.	17,849	1,263,888
Road & Rail - 2.9%
Genesee & Wyoming, Inc. - Class A (A) (B)	15,547	1,539,308
Semiconductors & Semiconductor Equipment - 5.4%
KLA-Tencor Corp.	21,414	1,370,282
Synaptics, Inc. (A) (B)	24,683	1,534,048

	Shares	Value
Software - 7.7%
Fortinet, Inc. (A) (B)	48,351	$ 1,062,755
PTC, Inc. (A) (B)	42,892	1,517,090
Solera Holdings, Inc.	24,253	1,571,109
Specialty Retail - 11.7%
Dick’s Sporting Goods, Inc. (A)	23,550	1,240,143
DSW, Inc. - Class A	28,291	944,636
Ross Stores, Inc.	19,375	1,319,050
Ulta Salon Cosmetics & Fragrance, Inc. (B)	11,307	991,737
Williams-Sonoma, Inc. - Class A	27,957	1,756,259
Textiles, Apparel & Luxury Goods - 2.2%
Under Armour, Inc. - Class A (A) (B)	23,944	1,170,622
Trading Companies & Distributors - 2.6%
Air Lease Corp. - Class A (A)	38,347	1,375,507

Total Common Stocks (cost $50,739,548)		53,166,039

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	13,639,665	13,639,665

Total Securities Lending Collateral (cost $13,639,665)		13,639,665

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $430,068 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $441,387.	$ 430,068	430,068

Total Repurchase Agreement (cost $430,068)		430,068

Total Investment Securities (cost $64,809,281) (D)		67,235,772
Other Assets and Liabilities - Net - (25.6)%		(13,685,875)

Net Assets - 100.0%		$ 53,549,897

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$53,166,039	$—	$—	$53,166,039
Securities Lending Collateral	13,639,665	—	—	13,639,665
Repurchase Agreement	—	430,068	—	430,068
Total Investment Securities	$66,805,704	$430,068	$—	$67,235,772

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $13,336,723. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $64,809,281. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,919,295 and $1,492,804, respectively. Net unrealized appreciation for tax purposes is $2,426,491.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.7%
Energy Equipment & Services - 0.7%
El Paso LLC, Series MTN 7.75%, 01/15/2032 (A)	$ 1,000,000	$ 1,080,515
Hiland Partners, LP / Hiland Partners Finance Corp. 7.25%, 10/01/2020 - 144A	1,000,000	1,090,000
Oil, Gas & Consumable Fuels - 7.0%
Athlon Holdings, LP / Athlon Finance Corp. 6.00%, 05/01/2022 - 144A	300,000	303,375
Aurora USA Oil & Gas, Inc.
7.50%, 04/01/2020 - 144A	1,500,000	1,707,750
9.88%, 02/15/2017 - 144A	250,000	277,500
Concho Resources, Inc. 5.50%, 04/01/2023	750,000	780,937
CONSOL Energy, Inc. 5.88%, 04/15/2022 - 144A	500,000	515,000
Endeavor Energy Resources, LP / EER Finance, Inc. 7.00%, 08/15/2021 - 144A	2,800,000	2,954,000
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 04/01/2022 - 144A	750,000	778,125
Lonestar Resources America, Inc. 8.75%, 04/15/2019 - 144A	1,500,000	1,507,500
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
9.25%, 06/01/2021 (A)	1,800,000	1,840,500
10.75%, 10/01/2020 (A)	1,000,000	1,078,750
Parsley Energy LLC / Parsley Finance Corp. 7.50%, 02/15/2022 - 144A	525,000	548,625
PDC Energy, Inc. 7.75%, 10/15/2022 (A)	1,000,000	1,097,500
Resolute Energy Corp. 8.50%, 05/01/2020	1,000,000	1,045,000
Rex Energy Corp. 8.88%, 12/01/2020	1,000,000	1,110,000
Rice Energy, Inc. 6.25%, 05/01/2022 - 144A	600,000	600,750
RKI Exploration & Production LLC / RKI Finance Corp. 8.50%, 08/01/2021 - 144A	1,000,000	1,085,000
Sanchez Energy Corp. 7.75%, 06/15/2021 - 144A	450,000	481,500
SemGroup Corp. 7.50%, 06/15/2021 (A)	500,000	542,500
Williams Cos., Inc. 8.75%, 03/15/2032	4,750,000	5,903,533

Total Corporate Debt Securities (cost $25,892,112)		26,328,360

	Shares	Value
PREFERRED STOCK - 0.7%
Marine - 0.7%
Seaspan Corp. - Series D, 7.95%	100,000	2,530,000

Total Preferred Stock (cost $2,500,000)		2,530,000

	Shares	Value
COMMON STOCKS - 52.2%
Chemicals - 0.5%
Dow Chemical Co.	32,500	$ 1,621,750
Electric Utilities - 2.0%
NRG Yield, Inc. - Class A (A) (B)	119,059	5,100,488
Southern Co. (A)	37,500	1,718,625
Energy Equipment & Services - 1.6%
Exterran Holdings, Inc. (A)	30,800	1,325,016
Seadrill, Ltd. (A)	81,000	2,852,820
Transocean, Ltd. (A)	32,500	1,399,775
Gas Utilities - 1.1%
National Fuel Gas Co. (A)	32,900	2,422,756
UGI Corp.	32,000	1,494,080
Marine - 1.3%
Baltic Trading, Ltd. (A)	135,000	808,650
Diana Shipping, Inc. (C)	85,000	957,100
Paragon Shipping, Inc. - Class A (C)	130,000	729,300
Safe Bulkers, Inc.	120,000	974,400
Scorpio Bulkers, Inc. (A) (C)	100,000	895,000
Multi-Utilities - 2.0%
CenterPoint Energy, Inc.	192,900	4,776,204
NiSource, Inc. - Class B (A)	63,500	2,306,320
Oil, Gas & Consumable Fuels - 43.7%
AltaGas, Ltd. (A)	95,900	4,086,063
ARC Resources, Ltd. (A)	150,200	4,456,461
Baytex Energy Corp. (A)	15,000	624,333
Baytex Energy Corp.	40,000	1,664,000
Bonavista Energy Corp. (A)	95,000	1,492,541
CONSOL Energy, Inc. (B)	88,900	3,956,939
Enbridge Energy Management LLC (A) (C)	501,721	14,740,563
Enbridge, Inc. (A)	157,021	7,582,544
EnLink Midstream LLC	130,000	4,592,900
GasLog, Ltd.	55,000	1,472,900
HollyFrontier Corp. (A) (B)	31,600	1,661,844
Inter Pipeline, Ltd. (A)	100,000	2,718,854
Kinder Morgan Management LLC (A) (C)	240,427	17,358,863
Kinder Morgan, Inc. (A)	316,200	10,327,092
LinnCo LLC (A)	60,000	1,653,600
Marathon Petroleum Corp. (B)	29,500	2,742,025
ONEOK, Inc. (A)	215,400	13,617,588
Pacific Coast Oil Trust	104,252	1,377,169
Pembina Pipeline Corp. (A) (C)	143,200	5,630,624
Phillips 66 (B)	95,100	7,914,222
SemGroup Corp. - Class A (A)	75,600	4,829,328
Spectra Energy Corp.	202,900	8,057,159
Targa Resources Corp. (A) (B)	84,517	9,126,991
Teekay Corp. (B)	25,000	1,402,750
Tesoro Corp.	20,000	1,125,800
TransCanada Corp.	62,100	2,895,723
Tsakos Energy Navigation, Ltd.	200,000	1,426,000
Williams Cos., Inc.	279,000	11,765,430

Total Common Stocks (cost $165,294,544)		179,682,590

MASTER LIMITED PARTNERSHIPS - 32.9%
Energy Equipment & Services - 2.2%
Exterran Partners, LP	47,500	1,390,800
Seadrill Partners LLC	194,251	6,035,379
Marine - 0.2%
Navios Maritime Partners, LP	28,324	536,173

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Metals & Mining - 0.6%
SunCoke Energy Partners, LP	69,500	$ 2,043,300
Oil, Gas & Consumable Fuels - 29.9%
Access Midstream Partners, LP	65,700	3,899,295
Atlas Pipeline Partners, LP	57,600	1,865,088
Buckeye Partners, LP	9,100	693,511
Capital Product Partners, LP	431,197	4,743,167
Crestwood Midstream Partners, LP	198,960	4,623,830
DCP Midstream Partners, LP	91,900	4,916,650
Dynagas LNG Partners, LP	220,600	4,811,286
El Paso Pipeline Partners, LP	9,700	315,735
Enable Midstream Partners, LP (C)	30,300	749,622
Energy Transfer Equity, LP	95,100	4,430,709
Energy Transfer Partners, LP - Class B	132,437	7,309,198
EnLink Midstream Partners, LP	41,700	1,229,733
Enterprise Products Partners, LP	108,936	7,966,490
Global Partners, LP/MA	32,524	1,320,474
Golar LNG Partners, LP	208,396	6,449,856
Holly Energy Partners, LP	52,607	1,699,732
KNOT Offshore Partners, LP	145,254	4,077,280
Magellan Midstream Partners, LP	35,400	2,627,034
MarkWest Energy Partners, LP	87,287	5,528,759
Midcoast Energy Partners, LP	52,800	1,155,264
Niska Gas Storage Partners LLC	22,357	361,513
Plains All American Pipeline, LP	54,300	3,029,940
Plains GP Holdings, LP - Class A	238,500	6,575,445
QEP Midstream Partners, LP	70,500	1,677,900
Regency Energy Partners, LP	234,530	6,388,597
Sprague Resources, LP	41,700	905,724
Summit Midstream Partners, LP	45,400	2,052,080
Sunoco Logistics Partners, LP	9,580	871,397
Targa Resources Partners, LP	34,306	2,031,258
Western Gas Partners, LP	92,100	6,262,800
Williams Partners, LP	35,100	1,810,458
World Point Terminals, LP	27,500	606,925

Total Master Limited Partnerships (cost $102,834,504)		112,992,402

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (D)	87,822,956	87,822,956

Total Securities Lending Collateral (cost $87,822,956)		87,822,956

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.01% (D), dated 04/30/2014, to be repurchased at $20,077,801 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $20,480,960.	$ 20,077,796	20,077,796

Total Repurchase Agreement (cost $20,077,796)		20,077,796

Total Investment Securities (cost $404,421,912) (E)		429,434,104
Other Assets and Liabilities - Net - (24.8)%		(85,330,549)

Net Assets - 100.0%		$ 344,103,555

	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
CONSOL Energy, Inc. Strike Price $45.00 Expires 06/21/2014	100	$ (14,500)
HollyFrontier Corp. Strike Price $54.00 Expires 06/21/2014	165	(20,790)
Marathon Petroleum Corp. Strike Price $92.50 Expires 05/17/2014	50	(13,000)
Marathon Petroleum Corp. Strike Price $100.00 Expires 06/21/2014	100	(13,000)
NRG Yield, Inc. Strike Price $40.00 Expires 05/17/2014	470	(141,000)
NRG Yield, Inc. Strike Price $45.00 Expires 05/17/2014	100	(3,500)
Phillips 66 Strike Price $80.00 Expires 05/17/2014	150	(55,650)
Phillips 66 Strike Price $82.50 Expires 05/17/2014	100	(19,100)
Targa Resources Corp. Strike Price $105.00 Expires 05/17/2014	125	(45,000)
Targa Resources Corp. Strike Price $110.00 Expires 05/17/2014	125	(13,125)
Teekay Corp. Strike Price $57.50 Expires 05/17/2014	200	(10,000)

Total Written Options (premiums $(215,603))		(348,665)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$26,328,360	$—	$26,328,360
Preferred Stock	2,530,000	—	—	2,530,000
Common Stocks	179,682,590	—	—	179,682,590
Master Limited Partnerships	112,992,402	—	—	112,992,402
Securities Lending Collateral	87,822,956	—	—	87,822,956
Repurchase Agreement	—	20,077,796	—	20,077,796
Total Investment Securities	$383,027,948	$46,406,156	$—	$429,434,104

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(348,665)	$—	$—	$(348,665)
Total Derivative Financial Instruments	$(348,665)	$—	$—	$(348,665)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $85,559,680. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $11,051,415.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at April 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $404,421,912. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $30,670,938 and $5,658,746, respectively. Net unrealized appreciation for tax purposes is $25,012,192.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $11,849,125, or 3.44% of the fund’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 4.2%
Commercial Banks - 4.2%
Korea Development Bank, Series MTN 0.58%, 01/16/2015 - 144A (A)	$ 5,500,000	$ 5,500,000
Standard Chartered PLC 1.18%, 05/12/2014 - 144A (A)	2,800,000	2,800,742

Total Corporate Debt Securities (cost $8,300,742)		8,300,742

CERTIFICATES OF DEPOSIT - 28.7%
Commercial Banks - 28.7%
Bank of Nova Scotia 0.29%, 08/05/2014 (B)	6,000,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.10%, 05/01/2014 (B)	3,000,000	3,000,000
0.33%, 06/20/2014 (B)	6,500,000	6,500,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	2,000,000	2,000,000
0.24%, 05/15/2014 - 144A (B)	3,500,000	3,500,024
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.37%, 07/11/2014 (B)	10,000,000	10,000,000
Credit Suisse 0.23%, 08/25/2014 (B)	3,000,000	3,000,000
Deutsche Bank AG 0.25%, 06/20/2014 (B)	5,000,000	5,000,000
Goldman Sachs & Co. 0.38%, 07/15/2014 (B) (C)	4,750,000	4,750,000
National Australia Bank, Ltd. 0.22%, 10/23/2014 (B)	2,500,000	2,500,002
PNC Bank NA 0.30%, 12/03/2014 (B)	2,000,000	2,000,000
US Bank NA 0.10%, 05/01/2014 (B)	9,000,000	9,000,000

Total Certificates of Deposit (cost $57,250,026)		57,250,026

COMMERCIAL PAPER - 56.0%
Chemicals - 0.5%
Ecolab, Inc. 0.22%, 05/28/2014 - 144A (B)	950,000	949,843
Commercial Banks - 19.1%
Bank of Nova Scotia 0.07%, 05/06/2014 (B)	3,000,000	2,999,971
Barclays Bank PLC 0.48%, 10/02/2014 (B) (C)	4,750,000	4,750,000
Gotham Funding Corp. 0.17%, 07/01/2014 - 144A (B)	5,000,000	4,998,560
HSBC USA, Inc.
0.24%, 08/28/2014 (B)	4,000,000	3,996,827
0.25%, 09/05/2014 (B)	2,000,000	1,998,236
Mizuho Funding LLC 0.24%, 07/01/2014 - 144A (B)	3,000,000	2,998,806
PNC Bank NA 0.27%, 07/31/2014 (B)	4,000,000	3,997,270
Skandinaviska Enskilda Banken AB 0.25%, 09/23/2014 - 144A (B)	5,000,000	4,994,965
South Carolina Fuel Co. 0.24%, 05/15/2014 - 144A (B)	950,000	949,911
Sumitomo Mitsui Banking Corp.
0.21%, 07/02/2014 - 144A (B)	4,000,000	3,998,553
0.24%, 08/05/2014 - 144A (B)	2,500,000	2,498,400

	Principal	Value
Diversified Financial Services - 31.9%
Alpine Securitization Corp. 0.07%, 05/05/2014 - 144A (B)	$ 5,000,000	$ 4,999,961
BNP Paribas Finance, Inc. 0.07%, 05/01/2014 (B)	9,000,000	9,000,000
Cancara Asset Securitisation LLC 0.19%, 08/05/2014 - 144A (B)	6,000,000	5,996,960
Chariot Funding LLC 0.30%, 07/17/2014 - 144A (B)	2,500,000	2,498,396
Ciesco LLC 0.24%, 08/13/2014 - 144A (B)	1,500,000	1,498,960
Collateralized Commercial Paper II Co. LLC 0.40%, 06/03/2014 - 144A (B)	9,000,000	8,996,700
Gemini Securitization Corp. LLC 0.25%, 08/07/2014 - 144A (B)	5,000,000	4,996,597
ING US Funding LLC 0.20%, 07/03/2014 (B)	3,000,000	2,998,950
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	3,000,000	2,995,753
0.30%, 07/28/2014 - 144A (B)	3,250,000	3,247,617
Kells Funding LLC 0.24%, 04/05/2015 - 144A (B)	4,250,000	4,250,000
Mont Blanc Capital Corp.
0.17%, 05/09/2014 - 144A (B)	1,200,000	1,199,955
0.20%, 06/11/2014 - 144A (B)	2,000,000	1,999,544
Natixis US Finance Co. LLC 0.11%, 05/05/2014 (B)	9,000,000	8,999,890
Electric Utilities - 3.5%
OGE Energy Corp. 0.23%, 05/07/2014 - 144A (B)	950,000	949,963
Pacific Gas & Electric Co. 0.22%, 05/20/2014 - 144A (B)	950,000	949,890
Southern Co. Funding Corp. 0.18%, 05/15/2014 - 144A (B)	5,000,000	4,999,650
Energy Equipment & Services - 0.5%
Spectra Energy Capital LLC 0.22%, 05/05/2014 - 144A (B)	950,000	949,977
Multi-Utilities - 0.5%
Dominion Resources 0.23%, 05/15/2014 - 144A (B)	950,000	949,915

Total Commercial Paper (cost $111,610,020)		111,610,020

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.5%
U.S. Treasury Bill 0.09%, 06/26/2014 (B)	5,000,000	4,999,328

Total Short-Term U.S. Government Obligation (cost $4,999,328)		4,999,328

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 3.0%
Freddie Mac 0.05%, 06/13/2014 (B)	6,000,000	5,999,642

Total Short-Term U.S. Government Agency Obligation (cost $5,999,642)		5,999,642

REPURCHASE AGREEMENTS - 5.7%
Barclays Capital, Inc. 0.06% (B), dated 04/30/2014, to be repurchased at $10,700,018 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 0.99%, due 04/20/2040, and with a value of $10,914,000.	10,700,000	10,700,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co.
0.01% (B), dated 04/30/2014, to be repurchased at $601,222 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/25/2042 and with a value of $617,285.

$ 601,222	$ 601,222

Total Repurchase Agreements (cost $11,301,222)	11,301,222

Total Investment Securities (cost $199,460,980) (D)	199,460,980
Other Assets and Liabilities - Net - (0.1)%	(208,081)

Net Assets - 100.0%	$ 199,252,899

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$8,300,742	$—	$8,300,742
Certificates of Deposit	—	57,250,026	—	57,250,026
Commercial Paper	—	111,610,020	—	111,610,020
Short-Term U.S. Government Obligation	—	4,999,328	—	4,999,328
Short-Term U.S. Government Agency Obligation	—	5,999,642	—	5,999,642
Repurchase Agreements	—	11,301,222	—	11,301,222
Total Investment Securities	$—	$199,460,980	$—	$199,460,980

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $9,500,000, or 4.77% of the fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $199,460,980.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $86,669,642, or 43.50% of the fund’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 390,000	$ 340,368
3.63%, 02/15/2044	9,830,100	10,134,224
U.S. Treasury Inflation Indexed Bond 0.75%, 02/15/2042	509,066	458,954
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	437,323	427,585
0.63%, 01/15/2024	3,511,254	3,563,101
U.S. Treasury Note
0.38%, 03/31/2016	645,000	644,925
1.25%, 11/30/2018	4,200	4,141
1.63%, 03/31/2019 - 11/15/2022	9,408,000	9,357,068
2.75%, 02/15/2024	105,900	106,827

Total U.S. Government Obligations (cost $25,072,151)		25,037,193

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
Fannie Mae
2.07%, 02/01/2043 (A)	443,701	453,416
2.50%, 09/01/2027	2,034,629	2,053,927
3.00%, 10/01/2028 - 05/01/2043	5,089,489	5,043,705
3.33%, 10/25/2023 (A)	190,000	192,703
3.35%, 06/01/2041 (A)	147,163	155,231
3.49%, 09/01/2041 (A)	107,904	113,961
3.50%, 07/01/2028 - 04/01/2044	4,281,245	4,383,380
4.00%, 04/01/2026 - 04/01/2044	5,965,398	6,261,484
4.50%, 02/01/2025 - 03/01/2044	3,541,206	3,804,055
5.00%, 05/01/2018 - 07/01/2037	1,108,690	1,221,878
5.50%, 07/01/2019 - 11/01/2038	681,661	757,098
6.00%, 08/01/2036 - 06/01/2041	1,453,725	1,623,761
6.50%, 05/01/2040	515,315	579,380
Fannie Mae, IO 2.52%, 01/25/2022 (A)	570,063	71,089
Freddie Mac
2.50%, 03/01/2029	793,715	799,279
3.00%, 03/01/2029 - 08/01/2043	2,613,672	2,575,693
3.50%, 08/01/2043	2,836,374	2,880,427
4.00%, 03/01/2044	1,797,658	1,882,681
4.50%, 09/01/2043 - 03/01/2044	1,573,879	1,694,112
5.00%, 04/01/2018 - 02/01/2039	1,295,683	1,415,672
5.50%, 09/01/2018 - 06/01/2041	470,743	516,792
Freddie Mac, IO
0.89%, 10/25/2020 (A)	12,219,474	489,317
1.51%, 11/25/2019 (A)	6,146,344	390,483
1.64%, 06/25/2022 (A)	1,761,863	170,790
1.69%, 12/25/2018 (A)	842,196	52,370
1.91%, 05/25/2019 (A)	713,382	54,485
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (A)	120,000	117,223
Series 2012-K706, Class C
4.16%, 11/25/2044 - 144A (A)	25,900	26,067
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (A)	160,000	161,783
Series 2013-K713, Class B
3.27%, 04/25/2046 - 144A (A)	30,000	29,309
Ginnie Mae
3.00%, 12/20/2043	2,454,791	2,444,565
3.50%, 03/20/2044	2,594,258	2,673,855

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
4.00%, 02/20/2044 - 03/15/2044	$ 1,943,473	$ 2,059,913
4.50%, 07/15/2039 - 02/15/2042	1,935,133	2,102,834
5.00%, 12/15/2038 - 12/15/2040	1,619,027	1,782,987
5.50%, 12/15/2039	491,957	546,753
Ginnie Mae, IO 1.02%, 02/16/2053 (A)	976,526	77,896

Total U.S. Government Agency Obligations (cost $51,166,095)		51,660,354

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond 4.25%, 01/07/2025	330,000	327,525
Colombia Government International Bond 4.00%, 02/26/2024	235,000	236,997
Indonesia Government International Bond, Series MTN 5.38%, 10/17/2023 - 144A	315,000	328,781
Mexico Government International Bond 4.00%, 10/02/2023	630,000	645,750
Peruvian Government International Bond 7.35%, 07/21/2025	125,000	163,750
South Africa Government Bond 8.00%, 12/21/2018	ZAR 6,485,000	621,563
Turkey Government International Bond 5.75%, 03/22/2024	$ 400,000	428,000

Total Foreign Government Obligations (cost $2,695,775)		2,752,366

MORTGAGE-BACKED SECURITIES - 4.3%
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (A)	20,000	21,232
Series 2007-3, Class A1A
5.72%, 06/10/2049 (A)	398,066	430,898
Banc of America Re-REMIC Trust Series 2012-CLRN, Class A 1.30%, 08/15/2029 - 144A (A)	122,000	122,107
BB-UBS Trust, IO Series 2012-SHOW, Class XA 0.73%, 11/05/2036 - 144A (A)	3,045,000	167,990
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (A)	323,202	320,209
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (A)	80,470	80,752
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)	322,833	345,535
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (A)	256,662	238,787
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	336,589	345,969
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (A)	39,801	40,303

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	$ 329,084	$ 359,073
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	248,072	269,456
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	406,424	450,650
CD Mortgage Trust Series 2007-CD5, Class AMA 6.32%, 11/15/2044 (A)	35,000	39,249
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	145,000	147,147
Series 2014-GC19, Class A4
4.02%, 03/10/2047	220,000	228,548
Citigroup Commercial Mortgage Trust, IO Series 2013-GC15, Class XA 1.47%, 09/10/2046 (A)	1,455,652	104,772
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class AM 5.96%, 05/15/2046 (A)	72,000	79,237
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (A)	100,000	107,372
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (A)	70,000	74,848
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	110,000	108,348
Series 2014-CR14, Class B
4.76%, 02/10/2047 (A)	150,000	159,779
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	155,000	160,717
COMM Mortgage Trust, IO
Series 2013-CR7, Class XA
1.74%, 03/10/2046 (A)	1,646,066	144,681
Series 2013-LC6, Class XA
1.93%, 01/10/2046 (A)	2,546,896	239,846
Series 2014-CR15, Class XA
1.52%, 02/10/2047 (A)	3,614,174	276,929
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2 3.40%, 10/05/2030 - 144A	380,000	366,157
Commercial Mortgage Trust
Series 2007-GG11, Class AJ
6.26%, 12/10/2049 (A)	47,000	48,203
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	70,000	77,437
Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A3 6.05%, 09/15/2039 (A)	137,236	137,922
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3, Class AJ 4.77%, 07/15/2037	35,000	35,883
Credit Suisse Mortgage Capital Certificates Series 2007-TF2A, Class A3 0.42%, 04/15/2022 - 144A (A)	165,000	161,864

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	$ 43,153	$ 43,578
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (A)	172,172	178,253
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	94,941	96,965
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (A)	585,000	635,160
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049 - 144A (A)	150,000	161,561
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	67,909	67,911
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (A)	179,426	179,986
Extended Stay America Trust Series 2013-ESH7, Class A27 2.96%, 12/05/2031 - 144A	165,000	164,882
GS Mortgage Securities Corp. II Series 2013-KING, Class E 3.55%, 12/10/2027 - 144A (A)	320,000	296,898
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.90%, 02/10/2046 (A)	2,396,117	248,753
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (A)	2,271,000	81,141
Series 2014-GC20, Class XA
1.23%, 04/10/2047 (A)	1,000,000	80,968
GS Mortgage Securities Trust Series 2006-GG8, Class AJ 5.62%, 11/10/2039	40,000	40,797
Hilton USA Trust, IO Series 2013-HLT, Class X1FX 1.82%, 11/05/2030 - 144A (A)	15,000,000	166,845
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (A)	222,778	222,963
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	145,519	156,072
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (A)	123,057	121,468
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 - 144A (A)	415,549	411,216
Series 2009-R7, Class 4A1
2.61%, 09/26/2034 - 144A (A)	271,138	267,616
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (A)	199,877	202,388
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	161,842	168,242
Series 2010-R3, Class 1A1
2.78%, 03/21/2036 - 144A (A)	139,081	140,170
JPMBB Commercial Mortgage Securities Trust, IO Series 2013-C14, Class XA
1.18%, 08/15/2046 (A)	3,242,288	158,973
Series 2014-C18, Class XA
1.34%, 02/15/2047 (A)	1,043,341	75,043

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8, Class A1A 4.16%, 01/12/2039 - 144A	$ 66,021	$ 66,142
JPMorgan Chase Commercial Mortgage Securities Corp., IO Series 2012-LC9, Class XA 2.09%, 12/15/2047 (A)	2,312,677	233,654
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB14, Class AM
5.62%, 12/12/2044 (A)	100,000	106,675
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	50,000	52,485
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	491,136	540,251
Series 2007-CB20, Class AM
6.09%, 02/12/2051 (A)	360,000	406,433
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	442,513	496,518
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	328,210	361,589
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	139,742	149,531
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370,000	427,065
Series 2013-LC11, Class C
3.96%, 04/15/2046 (A)	100,000	97,413
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2012-CBX, Class XA
2.17%, 06/15/2045 (A)	971,102	93,194
Series 2013-LC11, Class XA
1.72%, 04/15/2046 (A)	1,143,248	107,240
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.83%, 01/27/2047 - 144A (A)	103,012	104,163
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (A)	190,703	190,574
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (A)	605,000	613,328
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	125,000	129,131
Series 2007-C7, Class AM
6.37%, 09/15/2045 (A)	110,000	125,557
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (A)	300,000	315,584
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (A)	145,513	156,618
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class C 5.06%, 11/15/2046 (A)	80,000	83,213
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C13, Class XA
1.41%, 11/15/2046 (A)	2,132,942	169,102

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO (continued)
Series 2013-C7, Class XA
1.88%, 02/15/2046 (A)	$ 1,103,388	$ 106,816
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.78%, 04/12/2049 (A)	139,299	143,860
Series 2007-HQ12, Class AM
5.78%, 04/12/2049 (A)	280,000	306,414
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	472,526	518,000
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	120,356
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	141,611	155,288
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (A)	335,000	369,325
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	100,000	98,500
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	152,650	153,557
Motel 6 Trust Series 2012-MTL6, Class B 2.74%, 10/05/2025 - 144A	350,000	352,152
Queens Center Mortgage Trust Series 2013-QCA, Class D 3.59%, 01/11/2037 - 144A (A)	410,000	373,972
SCG Trust
Series 2013-SRP1, Class A
1.55%, 11/15/2026 - 144A (A)	230,000	230,392
Series 2013-SRP1, Class AJ
2.10%, 11/15/2026 - 144A (A)	145,000	145,063
STRIPS, Ltd. Series 2012-1A, Class A 1.50%, 12/25/2044 - 144A	237,350	234,977
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.41%, 07/15/2042 (A)	320,000	329,305
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (A)	185,000	179,976
Series 2007-C33, Class AJ
6.13%, 02/15/2051 (A)	195,000	203,815
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	139,824	139,867
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.97%, 12/15/2045 - 144A (A)	1,469,413	155,915
Series 2013-C15, Class XA
0.86%, 08/15/2046 (A)	1,946,112	79,569
Series 2014-LC14, Class XA
1.64%, 03/15/2047 (A)	1,142,875	104,375

Total Mortgage-Backed Securities (cost $19,634,920)		19,786,703

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.9%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	$ 200,000	$ 206,090
Series 2012-2, Class C
2.64%, 10/10/2017	125,000	128,406
Series 2012-3, Class C
2.42%, 05/08/2018	120,000	122,968
Series 2012-4, Class B
1.31%, 11/08/2017	75,000	75,471
Series 2012-4, Class C
1.93%, 08/08/2018	125,000	126,434
Series 2012-5, Class C
1.69%, 11/08/2018	235,000	234,189
Series 2013-4, Class B
1.66%, 09/10/2018	150,000	150,688
Series 2013-4, Class C
2.72%, 09/09/2019	80,000	81,956
Series 2013-4, Class D
3.31%, 10/08/2019	85,000	88,162
Series 2013-5, Class B
1.52%, 01/08/2019	70,000	69,744
Series 2013-5, Class C
2.29%, 11/08/2019	35,000	35,265
Series 2014-1, Class B
1.68%, 07/08/2019	141,000	140,869
AUTO Asset-Backed Securities Srl Series 2012-2, Class A 2.80%, 04/27/2025 - Reg S	EUR 112,323	157,508
CHLUPA Trust Series 2013-VM, Class A 3.33%, 08/15/2020 - 144A	$ 268,890	270,208
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	195,000	195,624
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	135,000	135,257
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	60,000	60,108
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	60,000	60,033
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	60,000	60,629
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	75,000	74,828
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	95,000	94,767
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	250,270
Series 2013-2A, Class A
1.50%, 04/15/2021 - 144A	250,000	251,627
DT Auto Owner Trust Series 2012-1A, Class D 4.94%, 07/16/2018 - 144A	250,000	255,606
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,180
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,982

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	$ 250,000	$ 250,225
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	355,000	355,177
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	395,000	397,765
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	460,000	459,632
Hyundai Auto Receivables Trust Series 2012-A, Class D 2.61%, 05/15/2018	95,000	97,918
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.89%, 11/25/2024 (A)	205,000	215,560
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (A)	165,000	164,101
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	135,076	135,349
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	110,000	110,434
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	215,000	215,041
Santander Drive Auto Receivables Trust
Series 2012-2, Class C
3.20%, 02/15/2018	310,000	317,877
Series 2012-3, Class C
3.01%, 04/16/2018	350,000	359,770
Series 2012-4, Class C
2.94%, 12/15/2017	230,000	237,046
Series 2012-5, Class C
2.70%, 08/15/2018	140,000	144,071
Series 2012-6, Class C
1.94%, 03/15/2018	175,000	176,974
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	380,000	381,208
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	795,000	800,491
Series 2013-2, Class B
1.33%, 03/15/2018	370,000	371,893
Series 2013-3, Class B
1.19%, 05/15/2018	350,000	351,205
Series 2013-4, Class B
2.16%, 01/15/2020	210,000	215,614
Series 2013-4, Class C
3.25%, 01/15/2020	170,000	176,985
Series 2013-5, Class B
1.55%, 10/15/2018	530,000	529,677
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	251,397
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	280,000	283,375
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	110,000	113,430
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	70,000	73,414

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2014-1, Class B
1.59%, 10/15/2018	$ 575,000	$ 576,666
Series 2014-1, Class C
2.36%, 04/15/2020	250,000	253,222
Scholar Funding Trust Series 2013-A, Class A 0.80%, 01/30/2045 - 144A (A)	526,625	523,721
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (A)	217,522	213,539
Series 2004-B, Class A2
0.43%, 06/15/2021 (A)	360,780	357,551
Series 2005-B, Class A2
0.41%, 03/15/2023 (A)	482,348	477,541
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (A)	250,000	265,223
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	105,584
Series 2011-B, Class A3
2.40%, 06/16/2042 - 144A (A)	100,000	106,961
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (A)	150,000	161,638
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140,000	150,554
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (A)	70,057	70,945
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120,000	126,255
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400,000	416,279
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (A)	307,579	309,339
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430,000	446,426
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	620,000	637,712
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (A)	152,063	152,367
Series 2012-E, Class A2B
1.90%, 06/15/2045 - 144A (A)	535,000	550,806
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (A)	99,175	99,367
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	715,000	703,620
Series 2013-A, Class A2B
1.20%, 05/17/2027 - 144A (A)	470,000	472,448
Series 2013-B, Class A1
0.80%, 07/15/2022 - 144A (A)	449,317	450,169
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	1,055,000	1,032,697
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (A)	351,023	352,855
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	305,000	311,393
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (A)	155,000	157,507

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (A)	$ 190,562	$ 190,889
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (A)	80,200	79,919
Series 2008-5, Class A4
1.93%, 07/25/2023 (A)	170,000	178,129
Series 2013-6, Class A3
0.80%, 06/26/2028 (A)	415,000	416,419
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	514,174	518,853
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	170,000	179,995
Series 2012-C, Class A
2.23%, 08/15/2022	360,000	361,576
Series 2012-D, Class A
2.15%, 04/17/2023	455,000	449,848

Total Asset-Backed Securities (cost $22,397,824)		22,576,511

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District (General Obligation Unlimited) 6.60%, 08/01/2042	45,000	60,779
Metropolitan Transportation Authority (Revenue Bonds) Series E 6.81%, 11/15/2040	45,000	59,062
Municipal Electric Authority of Georgia (Revenue Bonds) 6.64%, 04/01/2057	35,000	40,739
New Jersey State Turnpike Authority (Revenue Bonds) Series F 7.41%, 01/01/2040	54,000	76,776
New York City Water & Sewer System (Revenue Bonds) 5.88%, 06/15/2044	45,000	56,069
New York State Dormitory Authority (Revenue Bonds) Series H 5.39%, 03/15/2040	40,000	46,261
Port Authority of New York & New Jersey (Revenue Bonds) 4.96%, 08/01/2046	70,000	75,427
State of California (General Obligation Unlimited) 7.60%, 11/01/2040	200,000	286,984
State of Illinois (General Obligation Unlimited) 5.10%, 06/01/2033	190,000	189,588
University of California (Revenue Bonds) 4.86%, 05/15/2112	40,000	38,502

Total Municipal Government Obligations (cost $901,776)		930,187

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 10.1%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	$ 225,000	$ 237,849
5.10%, 01/15/2044	160,000	170,159
Airlines - 0.0% (B)
United Continental Holdings, Inc. 6.00%, 07/15/2028	95,000	88,112
Automobiles - 0.0% (B)
General Motors Co.
4.88%, 10/02/2023 - 144A	105,000	108,544
6.25%, 10/02/2043 - 144A	65,000	71,175
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	155,000	155,690
3.70%, 02/01/2024	215,000	220,341
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	120,000	126,683
5.65%, 06/15/2042	100,000	113,245
Capital Markets - 0.6%
Bank of New York Mellon Corp., Series MTN 2.10%, 01/15/2019	155,000	154,787
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	215,000	217,478
2.90%, 07/19/2018	290,000	296,807
3.63%, 02/07/2016 - 01/22/2023	399,000	402,677
5.75%, 01/24/2022	98,000	111,817
6.25%, 02/01/2041	60,000	71,684
6.75%, 10/01/2037	65,000	74,766
Goldman Sachs Group, Inc., Series MTN 1.83%, 11/29/2023 (A)	155,000	158,437
Morgan Stanley
3.45%, 11/02/2015	443,000	459,712
3.75%, 02/25/2023	145,000	145,127
3.80%, 04/29/2016	115,000	121,009
Morgan Stanley, Series MTN
5.00%, 11/24/2025	215,000	223,070
5.45%, 01/09/2017	425,000	469,441
Chemicals - 0.3%
Eastman Chemical Co. 4.80%, 09/01/2042	120,000	121,458
LyondellBasell Industries NV 5.00%, 04/15/2019	1,000,000	1,120,990
Commercial Banks - 1.7%
Bank of America Corp.
2.60%, 01/15/2019	189,000	189,990
3.70%, 09/01/2015	490,000	508,396
4.10%, 07/24/2023	154,000	157,344
Bank of America Corp., Series MTN
2.65%, 04/01/2019	770,000	773,497
3.30%, 01/11/2023	184,000	178,600
BPCE SA
4.00%, 04/15/2024	250,000	249,945
5.15%, 07/21/2024 - 144A	205,000	208,442
Citigroup, Inc.
2.50%, 09/26/2018	183,000	184,973
2.55%, 04/08/2019	335,000	334,833
3.38%, 03/01/2023	163,000	158,945

	Principal	Value
Commercial Banks (continued)
Citigroup, Inc. (continued)
4.45%, 01/10/2017	$ 89,000	$ 96,131
4.95%, 11/07/2043	60,000	62,179
6.68%, 09/13/2043	60,000	71,896
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.25%, 01/14/2019	250,000	251,099
Credit Agricole 2.50%, 04/15/2019 - 144A	419,000	418,711
HSBC Bank Brasil SA - Banco Multiplo, Series MTN 4.00%, 05/11/2016 - 144A	610,000	632,113
JPMorgan Chase & Co.
3.20%, 01/25/2023	26,000	25,364
3.25%, 09/23/2022	123,000	121,532
4.75%, 03/01/2015	265,000	274,276
4.85%, 02/01/2044	60,000	61,912
6.75%, 02/01/2024 (A) (C)	48,000	50,880
JPMorgan Chase & Co., Series MTN 1.35%, 02/15/2017	450,000	450,812
Macquarie Bank, Ltd., Series MTN 1.65%, 03/24/2017 - 144A	285,000	285,290
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	245,000	246,322
6.00%, 12/19/2023	215,000	224,604
Societe Generale SA 5.00%, 01/17/2024 - 144A	415,000	419,175
Wells Fargo & Co.
1.50%, 07/01/2015	130,000	131,438
2.13%, 04/22/2019	350,000	347,781
2.15%, 01/15/2019	111,000	111,193
4.13%, 08/15/2023	105,000	107,084
5.38%, 11/02/2043	220,000	236,906
5.90%, 06/15/2024 (A) (C)	139,000	142,350
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc. 7.63%, 04/15/2022	290,000	326,250
Communications Equipment - 0.0% (B)
Cisco Systems, Inc. 2.13%, 03/01/2019	175,000	175,113
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 3.75%, 12/01/2020	215,000	221,175
Construction & Engineering - 0.0% (B)
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/01/2022 - 144A	194,580	203,579
Consumer Finance - 0.1%
Discover Financial Services 3.85%, 11/21/2022	217,000	217,975
Distributors - 0.1%
VWR Funding, Inc. 7.25%, 09/15/2017	411,000	440,736
Diversified Financial Services - 0.2%
Bank of America Corp. 5.75%, 12/01/2017	250,000	282,868
General Electric Capital Corp., Series MTN 6.88%, 01/10/2039	65,000	87,140

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
3.50%, 03/15/2017 - 144A	$ 45,000	$ 45,338
4.88%, 03/15/2019 - 144A	60,000	60,825
6.00%, 08/01/2020 - 144A	75,000	79,125
MassMutual Global Funding II 2.35%, 04/09/2019 - 144A	200,000	201,107
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.30%, 03/11/2019	310,000	311,405
4.35%, 06/15/2045	120,000	108,088
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	170,000	182,113
Level 3 Financing, Inc. 8.13%, 07/01/2019	400,000	437,500
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	133,313
Verizon Communications, Inc.
3.45%, 03/15/2021	145,000	148,254
3.65%, 09/14/2018	370,000	395,023
3.85%, 11/01/2042	551,000	475,495
4.50%, 09/15/2020	140,000	152,577
6.55%, 09/15/2043	377,000	465,027
Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	210,000	220,634
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	139,682
8.88%, 11/15/2018	28,000	35,706
Commonwealth Edison Co. 4.70%, 01/15/2044	135,000	145,169
Dominion Gas Holdings LLC 4.80%, 11/01/2043 - 144A	21,000	21,845
Duke Energy Carolinas LLC 4.25%, 12/15/2041	134,000	134,197
Duke Energy Corp. 3.75%, 04/15/2024	35,000	35,500
Entergy Arkansas, Inc. 3.70%, 06/01/2024	206,000	211,452
Georgia Power Co. 3.00%, 04/15/2016	395,000	411,746
Jersey Central Power & Light Co. 7.35%, 02/01/2019	116,000	139,032
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	42,000	44,523
5.30%, 06/01/2042	75,000	84,889
Pacific Gas & Electric Co. 4.75%, 02/15/2044	62,000	64,518
PacifiCorp
3.60%, 04/01/2024	425,000	433,956
5.75%, 04/01/2037	125,000	152,887
Progress Energy, Inc. 4.88%, 12/01/2019	21,000	23,613
Energy Equipment & Services - 0.4%
Nabors Industries, Inc. 4.63%, 09/15/2021	145,000	152,159
Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	425,000	438,813

	Principal	Value
Energy Equipment & Services (continued)
Schlumberger Investment SA 3.65%, 12/01/2023	$ 105,000	$ 107,320
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	122,416
4.63%, 03/01/2034	110,000	115,170
Transocean, Inc.
6.00%, 03/15/2018	647,000	722,481
6.80%, 03/15/2038	110,000	118,865
Weatherford International, Ltd. 5.95%, 04/15/2042	120,000	134,963
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 5.30%, 12/05/2043	42,000	47,046
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	141,620
4.30%, 04/22/2044	120,000	119,384
Food Products - 0.0% (B)
Mondelez International, Inc. 2.25%, 02/01/2019	200,000	200,080
Health Care Equipment & Supplies - 0.0% (B)
Boston Scientific Corp. 2.65%, 10/01/2018	187,000	189,720
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.75%, 03/15/2044	44,000	45,701
Coventry Health Care, Inc. 5.45%, 06/15/2021	177,000	205,714
HCA, Inc. 7.25%, 09/15/2020	150,000	161,812
Tenet Healthcare Corp. 6.25%, 11/01/2018	165,000	181,582
UnitedHealth Group, Inc. 3.38%, 11/15/2021	61,000	62,096
WellPoint, Inc.
1.88%, 01/15/2018	239,000	237,680
2.30%, 07/15/2018	564,000	568,937
3.30%, 01/15/2023	75,000	73,343
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/2017	410,000	391,550
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A	179,000	186,160
11.00%, 10/01/2021 - 144A	198,000	205,920
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	11,000	11,385
4.88%, 11/01/2020 - 144A	20,000	20,650
Industrial Conglomerates - 0.0% (B)
General Electric Co. 4.50%, 03/11/2044	117,000	120,494
Insurance - 1.0%
American International Group, Inc.
3.38%, 08/15/2020	317,000	328,146
3.80%, 03/22/2017	535,000	572,319
4.13%, 02/15/2024	171,000	178,944
8.18%, 05/15/2058 (A)	61,000	81,587
American International Group, Inc., Series MTN 5.45%, 05/18/2017	178,000	199,109

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Insurance (continued)
Genworth Holdings, Inc. 7.63%, 09/24/2021	$ 145,000	$ 181,185
Manulife Financial Corp. 3.40%, 09/17/2015	156,000	161,787
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	640,000	639,018
2.30%, 04/10/2019 - 144A	265,000	264,990
3.88%, 04/11/2022 - 144A	750,000	785,332
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020	115,000	125,866
4.75%, 09/17/2015	287,000	302,787
5.38%, 06/21/2020	228,000	260,268
7.38%, 06/15/2019	189,000	233,653
XL Group PLC 6.50%, 04/15/2017 (A) (C)	285,000	280,725
XLIT, Ltd.
2.30%, 12/15/2018	82,000	81,534
5.25%, 12/15/2043	38,000	40,997
IT Services - 0.1%
International Business Machines Corp. 3.63%, 02/12/2024	283,000	286,885
MasterCard, Inc.
2.00%, 04/01/2019	173,000	172,833
3.38%, 04/01/2024	111,000	111,344
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	443,000	447,338
5.30%, 02/01/2044	23,000	25,310
Media - 0.6%
CBS Corp.
4.63%, 05/15/2018	78,000	84,842
5.75%, 04/15/2020	62,000	71,362
8.88%, 05/15/2019	239,000	308,200
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	400,000	428,000
Comcast Corp. 5.88%, 02/15/2018	313,000	359,116
COX Communications, Inc. 8.38%, 03/01/2039 - 144A	217,000	295,355
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	215,000	228,380
5.00%, 03/01/2021	115,000	124,601
Interpublic Group of Cos., Inc. 4.20%, 04/15/2024	19,000	19,312
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 - 144A (C)	200,000	208,000
NBCUniversal Media LLC
4.38%, 04/01/2021	189,000	206,356
4.45%, 01/15/2043	159,000	157,446
5.15%, 04/30/2020	283,000	323,091
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	140,000	145,057
5.00%, 09/30/2043	78,000	84,312
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/2023	140,000	136,275
Novelis, Inc. 8.75%, 12/15/2020	250,000	278,750

	Principal	Value
Metals & Mining (continued)
Rio Tinto Finance USA PLC 2.88%, 08/21/2022	$ 119,000	$ 114,200
Teck Resources, Ltd. 4.50%, 01/15/2021	85,000	88,088
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	71,533
4.88%, 03/01/2044	152,000	157,710
Dominion Resources, Inc. 1.95%, 08/15/2016	362,000	369,985
PG&E Corp. 2.40%, 03/01/2019	87,000	87,272
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.
4.25%, 01/15/2044	47,000	45,227
4.75%, 04/15/2043	65,000	67,159
BP Capital Markets PLC
2.24%, 05/10/2019	325,000	324,944
2.75%, 05/10/2023	272,000	258,011
3.25%, 05/06/2022	140,000	140,169
3.81%, 02/10/2024	195,000	199,084
Energy Transfer Partners, LP 5.95%, 10/01/2043	120,000	131,453
EOG Resources, Inc. 2.45%, 04/01/2020	290,000	290,779
Exxon Mobil Corp. 1.82%, 03/15/2019	500,000	499,958
Husky Energy, Inc. 4.00%, 04/15/2024	140,000	144,309
Kerr-McGee Corp. 6.95%, 07/01/2024	150,000	188,372
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	217,000	218,145
4.15%, 02/01/2024	465,000	465,059
Laredo Petroleum, Inc. 7.38%, 05/01/2022	180,000	198,450
Linn Energy LLC / Linn Energy Finance Corp. 7.25%, 11/01/2019 - 144A (D)	240,000	248,100
MEG Energy Corp. 6.50%, 03/15/2021 - 144A	150,000	157,875
Murphy Oil Corp. 2.50%, 12/01/2017	250,000	255,821
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,054
Noble Energy, Inc.
5.25%, 11/15/2043	85,000	92,412
6.00%, 03/01/2041	150,000	176,710
8.25%, 03/01/2019	139,000	173,649
Peabody Energy Corp. 6.25%, 11/15/2021	135,000	137,025
Petrobras Global Finance BV 6.25%, 03/17/2024	440,000	462,178
Petroleos Mexicanos 3.50%, 01/30/2023	145,000	137,387
Range Resources Corp. 5.75%, 06/01/2021	40,000	42,800
Shell International Finance BV
2.00%, 11/15/2018	283,000	285,196
4.55%, 08/12/2043	169,000	176,256

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA 2.90%, 11/08/2020	$ 325,000	$ 330,595
Total Capital International SA 3.70%, 01/15/2024	141,000	144,373
Western Gas Partners, LP 5.38%, 06/01/2021	225,000	251,700
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	59,093
7.88%, 09/01/2021	100,000	120,171
Williams Partners, LP 5.40%, 03/04/2044	104,000	109,561
Paper & Forest Products - 0.2%
International Paper Co. 4.75%, 02/15/2022	630,000	690,987
Pharmaceuticals - 0.2%
AbbVie, Inc. 4.40%, 11/06/2042	95,000	95,143
Actavis, Inc.
3.25%, 10/01/2022	210,000	203,551
4.63%, 10/01/2042	195,000	189,710
Bristol-Myers Squibb Co. 4.50%, 03/01/2044	222,000	226,338
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	70,000	71,582
Real Estate Investment Trusts - 0.1%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC 3.00%, 02/06/2019 - 144A	205,000	205,436
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	61,000	60,437
Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	38,641
3.75%, 04/01/2024	37,000	37,764
Software - 0.0% (B)
First Data Corp. 7.38%, 06/15/2019 - 144A	200,000	214,500
Specialty Retail - 0.0% (B)
QVC, Inc. 7.50%, 10/01/2019 - 144A	145,000	153,624
Tobacco - 0.1%
Altria Group, Inc. 4.00%, 01/31/2024	114,000	116,126
Philip Morris International, Inc.
1.88%, 01/15/2019	243,000	241,201
4.88%, 11/15/2043	81,000	86,201
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	308,407
3.13%, 07/16/2022	200,000	193,333
MetroPCS Wireless, Inc. 7.88%, 09/01/2018	12,000	12,690
Sprint Communications, Inc. 9.00%, 11/15/2018 - 144A	305,000	371,719
Sprint Corp. 7.88%, 09/15/2023 - 144A	155,000	170,887
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	21,200
6.63%, 04/28/2021	55,000	59,400

	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
6.73%, 04/28/2022	$ 55,000	$ 59,331
6.84%, 04/28/2023	15,000	16,144

Total Corporate Debt Securities (cost $45,057,228)		46,184,134

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.07%, 06/26/2014 (E) (F)	350,000	349,963

Total Short-Term U.S. Government Obligation (cost $349,963)		349,963

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (B)
State Street Corp., 5.90% (A) (G)	3,072	79,749
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (A)	12,963	353,371
Electric Utilities - 0.0% (B)
SCE Trust III, 5.75% (A) (G)	960	24,778

Total Preferred Stocks (cost $456,527)		457,898

COMMON STOCKS - 60.3%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	27,260	2,532,454
L-3 Communications Holdings, Inc.	7,270	838,740
United Technologies Corp.	35,363	4,184,504
Airlines - 0.3%
Delta Air Lines, Inc.	20,117	740,909
United Continental Holdings, Inc. (G)	17,851	729,570
Auto Components - 0.2%
Lear Corp.	1,240	102,994
TRW Automotive Holdings Corp. (G)	7,542	606,000
Automobiles - 0.4%
General Motors Co.	53,041	1,828,854
Beverages - 1.6%
Coca-Cola Co.	48,135	1,963,427
Constellation Brands, Inc. - Class A (G)	11,511	919,038
Dr. Pepper Snapple Group, Inc.	26,924	1,492,128
Molson Coors Brewing Co. - Class B	4,692	281,379
PepsiCo, Inc.	32,352	2,778,713
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (G)	5,098	806,504
Biogen IDEC, Inc. (G)	9,473	2,719,888
Celgene Corp. (G)	18,938	2,784,075
Gilead Sciences, Inc. (G)	9,827	771,321
Vertex Pharmaceuticals, Inc. (G)	7,663	518,785
Building Products - 0.2%
Masco Corp.	49,012	984,651
Capital Markets - 1.5%
Charles Schwab Corp.	36,084	958,030
Goldman Sachs Group, Inc.	6,954	1,111,388
Invesco, Ltd.	42,157	1,484,348
Morgan Stanley	64,231	1,986,665
State Street Corp.	18,683	1,206,175
Chemicals - 0.7%
Axiall Corp. (H)	9,432	439,531
CF Industries Holdings, Inc. - Class B	37	9,071
Dow Chemical Co.	22,246	1,110,076
E.I. du Pont de Nemours & Co.	1,001	67,387

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Chemicals (continued)
Monsanto Co.	13,324	$ 1,474,967
Mosaic Co.	4,292	214,772
Commercial Banks - 1.8%
Cullen/Frost Bankers, Inc. (H)	1,756	134,176
PNC Financial Services Group, Inc.	13,041	1,095,966
SVB Financial Group (G)	1,290	137,630
U.S. Bancorp - Class A	7,373	300,671
Wells Fargo & Co.	134,602	6,681,643
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	6,363	260,247
Communications Equipment - 1.4%
Cisco Systems, Inc.	152,338	3,520,531
QUALCOMM, Inc.	39,669	3,122,347
Computers & Peripherals - 2.2%
Apple, Inc.	13,877	8,188,679
EMC Corp.	44,641	1,151,738
Hewlett-Packard Co.	27,181	898,604
Construction & Engineering - 0.6%
Fluor Corp.	34,596	2,618,917
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,422	425,457
Consumer Finance - 0.5%
American Express Co.	13,604	1,189,398
Capital One Financial Corp.	11,251	831,449
SLM Corp.	4,062	104,596
Containers & Packaging - 0.2%
Crown Holdings, Inc. (G)	14,869	701,371
Sealed Air Corp. - Class A	3,300	113,223
Diversified Financial Services - 2.6%
Bank of America Corp.	272,604	4,127,225
Berkshire Hathaway, Inc. - Class B (G)	20,590	2,653,022
Citigroup, Inc.	73,851	3,538,201
CME Group, Inc. - Class A	5,070	356,877
IntercontinentalExchange Group, Inc.	5,895	1,205,174
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	10,202	364,212
Verizon Communications, Inc.	91,118	4,257,944
Electric Utilities - 1.0%
American Electric Power Co., Inc.	21,257	1,143,839
Edison International	10,000	565,600
FirstEnergy Corp.	17,878	603,383
NextEra Energy, Inc.	22,450	2,241,632
Electrical Equipment - 1.1%
Eaton Corp. PLC	26,636	1,934,839
Emerson Electric Co.	45,379	3,093,940
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	23,858	498,871
TE Connectivity, Ltd.	8,649	510,118
Energy Equipment & Services - 1.6%
Ensco PLC - Class A (H)	26,838	1,353,977
Halliburton Co.	23,769	1,499,111
Noble Corp. PLC	16,338	503,374
Schlumberger, Ltd.	38,701	3,930,086
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	11,842	1,369,883
CVS Caremark Corp.	39,567	2,877,312
Kroger Co.	16,988	782,127
Wal-Mart Stores, Inc.	8,641	688,774

	Shares	Value
Food Products - 1.4%
Archer-Daniels-Midland Co.	47,446	$ 2,074,813
General Mills, Inc.	34,592	1,834,068
Kellogg Co.	6,546	437,469
Mondelez International, Inc. - Class A	64,449	2,297,607
Gas Utilities - 0.2%
EQT Corp.	4,754	518,139
Questar Corp.	18,058	438,448
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	49,864	1,931,731
Baxter International, Inc.	21,334	1,552,902
Boston Scientific Corp. (G)	57,788	728,707
Covidien PLC	6,789	483,716
Stryker Corp.	16,303	1,267,558
Health Care Providers & Services - 1.1%
Aetna, Inc.	12,933	924,063
Humana, Inc. - Class A	14,868	1,631,763
McKesson Corp.	7,174	1,213,769
UnitedHealth Group, Inc.	19,365	1,453,150
Health Care Technology - 0.1%
Cerner Corp. (G) (H)	8,137	417,428
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	1,901	192,723
Royal Caribbean Cruises, Ltd. - Class A	19,508	1,036,460
Starbucks Corp.	23,299	1,645,376
Yum! Brands, Inc.	3,688	283,939
Household Durables - 0.4%
Harman International Industries, Inc.	6,375	698,764
Lennar Corp. - Class A (H)	2,645	102,070
NVR, Inc. (G)	200	215,400
PulteGroup, Inc.	30,012	551,921
Toll Brothers, Inc. (G) (H)	3,824	130,934
Household Products - 1.0%
Kimberly-Clark Corp.	362	40,634
Procter & Gamble Co.	55,100	4,548,505
Industrial Conglomerates - 0.5%
General Electric Co.	85,012	2,285,973
Insurance - 1.8%
ACE, Ltd.	28,706	2,937,198
Axis Capital Holdings, Ltd.	6,183	282,872
Marsh & McLennan Cos., Inc.	23,204	1,144,189
MetLife, Inc.	50,077	2,621,531
Prudential Financial, Inc.	8,215	662,786
XL Group PLC - Class A	16,955	531,540
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (G)	7,015	2,133,472
Priceline Group, Inc. (G)	921	1,066,288
Internet Software & Services - 1.9%
eBay, Inc. (G)	27,073	1,403,194
Facebook, Inc. - Class A (G)	19,092	1,141,320
Google, Inc. - Class A (G)	5,913	3,162,745
Google, Inc. - Class C (G)	5,913	3,114,140
LinkedIn Corp. - Class A (G)	574	88,092
IT Services - 1.8%
Accenture PLC - Class A	20,830	1,670,983
Alliance Data Systems Corp. (G) (H)	1,761	425,986
Cognizant Technology Solutions Corp. - Class A (G)	30,966	1,483,426
International Business Machines Corp.	7,167	1,408,101
Mastercard, Inc. - Class A	1,106	81,346

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
IT Services (continued)
Visa, Inc. - Class A	15,063	$ 3,051,914
Xerox Corp.	11,120	134,441
Life Sciences Tools & Services - 0.1%
Mettler-Toledo International, Inc. (G)	986	229,856
Machinery - 0.7%
Caterpillar, Inc.	3,486	367,424
Deere & Co.	6,238	582,255
PACCAR, Inc.	33,089	2,117,034
SPX Corp.	3,314	337,498
Media - 2.6%
CBS Corp. - Class B	12,839	741,581
Comcast Corp. - Class A	73,415	3,799,960
DISH Network Corp. - Class A (G)	9,159	520,781
Omnicom Group, Inc.	1,889	127,847
Time Warner Cable, Inc.	8,926	1,262,672
Time Warner, Inc.	51,045	3,392,451
Twenty-First Century Fox, Inc. - Class A	16,922	541,842
Walt Disney Co. - Class A	17,749	1,408,206
Metals & Mining - 0.6%
Alcoa, Inc.	100,227	1,350,058
Freeport-McMoRan Copper & Gold, Inc.	20,343	699,189
U.S. Steel Corp. (H)	23,424	609,492
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	11,131	275,603
CMS Energy Corp.	29,444	892,448
Dominion Resources, Inc.	14,263	1,034,638
DTE Energy Co.	108	8,439
NiSource, Inc. - Class B	28,212	1,024,660
Public Service Enterprise Group, Inc.	27,880	1,142,243
Sempra Energy	8,611	849,131
Multiline Retail - 0.2%
Macy’s, Inc.	10,157	583,316
Nordstrom, Inc.	4,834	296,228
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. - Class A	11,038	1,092,983
Cheniere Energy, Inc. (G)	7,208	406,892
Chevron Corp.	39,233	4,924,526
ConocoPhillips	2,741	203,684
EOG Resources, Inc.	13,354	1,308,692
Exxon Mobil Corp.	60,842	6,230,829
Marathon Oil Corp.	34,704	1,254,550
Marathon Petroleum Corp.	11,695	1,087,050
Occidental Petroleum Corp.	20,620	1,974,365
Phillips 66	123	10,236
Pioneer Natural Resources Co.	759	146,692
QEP Resources, Inc.	9,534	292,598
Range Resources Corp. (H)	1,256	113,605
Valero Energy Corp.	16,200	926,154
Paper & Forest Products - 0.1%
International Paper Co.	6,990	326,084
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	4,096	297,247
Pharmaceuticals - 3.7%
Actavis PLC (G)	1,914	391,088
Allergan, Inc.	6,323	1,048,606
Bristol-Myers Squibb Co.	69,368	3,474,643
Johnson & Johnson	74,448	7,540,838
Merck & Co., Inc.	54,441	3,188,065
Perrigo Co. PLC	5,086	736,758
Pfizer, Inc.	20,180	631,230

	Shares	Value
Real Estate Investment Trusts - 1.3%
American Tower Corp. - Class A	3,905	$ 326,146
AvalonBay Communities, Inc.	5,274	720,165
Brandywine Realty Trust	17,275	251,351
DiamondRock Hospitality Co.	45,100	553,377
General Growth Properties, Inc.	8,100	186,057
Highwoods Properties, Inc. (H)	8,731	352,296
Host Hotels & Resorts, Inc.	2,310	49,549
Kilroy Realty Corp.	3,706	220,766
Kimco Realty Corp.	16,128	369,654
Liberty Property Trust - Series C	5,900	221,250
Mid-America Apartment Communities, Inc. (H)	4,300	299,495
ProLogis, Inc. - Class A	13,172	535,178
Public Storage	1,021	179,196
Simon Property Group, Inc.	6,909	1,196,639
Ventas, Inc.	9,522	629,214
Road & Rail - 1.5%
CSX Corp.	85,672	2,417,664
Norfolk Southern Corp.	5,200	491,556
Union Pacific Corp.	20,961	3,991,603
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc. - Class A	31,553	601,400
Avago Technologies, Ltd. - Class A	16,399	1,041,337
Freescale Semiconductor, Ltd. (G) (H)	14,698	322,915
KLA-Tencor Corp. (H)	20,848	1,334,064
LAM Research Corp. (G)	22,258	1,282,283
Xilinx, Inc.	20,137	950,265
Software - 2.4%
Adobe Systems, Inc. (G)	23,349	1,440,400
CA, Inc.	5,365	161,701
Citrix Systems, Inc. (G) (H)	12,905	765,396
Microsoft Corp.	155,941	6,300,016
Oracle Corp.	52,343	2,139,782
VMware, Inc. - Class A (G) (H)	4,598	425,361
Specialty Retail - 2.0%
AutoZone, Inc. (G)	2,712	1,447,910
Gap, Inc. - Class A	2,195	86,263
Home Depot, Inc.	41,286	3,282,650
Lowe’s Cos., Inc.	48,896	2,244,815
Ross Stores, Inc.	11,438	778,699
TJX Cos., Inc.	23,554	1,370,372
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (G) (H)	3,231	148,400
V.F. Corp.	34,484	2,106,627
Tobacco - 0.8%
Philip Morris International, Inc.	43,514	3,717,401
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	4,596	1,169,222
Water Utilities - 0.0% (B)
American Water Works Co., Inc.	3,501	159,401

Total Common Stocks (cost $207,797,243)		276,776,205

SHORT-TERM INVESTMENT COMPANY - 1.2%
BlackRock Provident TempFund 24 (I)	5,483,602	5,483,602

Total Short-Term Investment Company (cost $5,483,602)		5,483,602

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (E)	6,837,885	6,837,885

Total Securities Lending Collateral (cost $6,837,885)		6,837,885

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co.
0.01% (E), dated 04/30/2014, to be repurchased at $5,553,810 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $5,666,683.

$ 5,553,809	$ 5,553,809

Total Repurchase Agreement (cost $5,553,809)	5,553,809

Total Investment Securities (cost $393,404,798) (J)	464,386,810
Other Assets and Liabilities - Net - (1.2)%	(5,654,655)

Net Assets - 100.0%	$ 458,732,155

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	63	06/20/2014	$88,544

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$25,037,193	$—	$25,037,193
U.S. Government Agency Obligations	—	51,660,354	—	51,660,354
Foreign Government Obligations	—	2,752,366	—	2,752,366
Mortgage-Backed Securities	—	19,786,703	—	19,786,703
Asset-Backed Securities	—	22,576,511	—	22,576,511
Municipal Government Obligations	—	930,187	—	930,187
Corporate Debt Securities	—	46,184,134	—	46,184,134
Short-Term U.S. Government Obligation	—	349,963	—	349,963
Preferred Stocks	457,898	—	—	457,898
Common Stocks	276,776,205	—	—	276,776,205
Short-Term Investment Company	5,483,602	—	—	5,483,602
Securities Lending Collateral	6,837,885	—	—	6,837,885
Repurchase Agreement	—	5,553,809	—	5,553,809
Total Investment Securities	$289,555,590	$174,831,220	$—	$464,386,810

Derivative Financial Instruments
Futures Contracts (L)	$88,544	$—	$—	$88,544
Total Derivative Financial Instruments	$88,544	$—	$—	$88,544

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	Percentage rounds to less than 0.1%.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Rate shown reflects the yield at April 30, 2014.
(F)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $319,863.
(G)	Non-income producing security.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	All or a portion of this security is on loan. The value of all securities on loan is $6,685,899. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	The investment issuer is affiliated with the sub-adviser of the fund.
(J)	Aggregate cost for federal income tax purposes is $393,404,798. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $72,204,341 and $1,222,329, respectively. Net unrealized appreciation for tax purposes is $70,982,012.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $30,340,613, or 6.61% of the fund’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
UBS	UBS AG

CURRENCY ABBREVIATION:

EUR	Euro
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.8%
Capital Markets - 93.8%
Adams Express Co. (A)	2,223	$ 29,277
Advent Claymore Convertible Securities and Income Fund	547	9,977
AllianzGI Equity & Convertible Income Fund	1,038	20,542
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,599	29,534
BlackRock Credit Allocation Income Trust	1,587	21,710
BlackRock Enhanced Capital and Income Fund, Inc.	2,134	30,516
BlackRock Enhanced Equity Dividend Trust (A)	3,888	31,493
BlackRock Global Opportunities Equity Trust	1,999	29,545
BlackRock International Growth and Income Trust	3,491	28,207
Calamos Global Dynamic Income Fund	2,303	21,096
Calamos Strategic Total Return Fund	629	7,095
CBRE Clarion Global Real Estate Income Fund	3,833	33,002
Clough Global Opportunities Fund	469	5,872
Cohen & Steers Infrastructure Fund, Inc.	1,097	24,737
Eaton Vance Enhanced Equity Income Fund	1,494	19,557
Eaton Vance Risk-Managed Diversified Equity Income Fund	897	10,073
Eaton Vance Tax-Advantaged Dividend Income Fund	529	10,538
Eaton Vance Tax-Managed Diversified Equity Income Fund (A)	2,625	29,820
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,927	29,855
Franklin Templeton Limited Duration Income Trust (A)	2,180	28,929
Gabelli Dividend & Income Trust	1,415	31,555
Gabelli Equity Trust, Inc.	2,035	15,181
General American Investors Co., Inc.	597	21,283
H&Q Healthcare Investors (A)	549	14,587
Invesco Dynamic Credit Opportunities Fund	1,610	21,043
John Hancock Tax-Advantaged Dividend Income Fund	553	11,458
Liberty All Star Equity Fund	3,557	20,488
LMP Capital and Income Fund, Inc.	435	7,164
Macquarie Global Infrastructure Total Return Fund, Inc.	300	7,275
MFS Charter Income Trust	1,128	10,490
MFS Intermediate Income Trust (A)	5,420	28,834
MFS Multimarket Income Trust	4,552	30,134
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,510	7,308
NexPoint Credit Strategies Fund	2,422	26,836
Nuveen Build American Bond Term Fund	1,082	21,618

	Shares	Value
Capital Markets (continued)
Nuveen Dividend Advantage Municipal Fund 2	762	$ 10,546
Nuveen Dividend Advantage Municipal Fund 3	797	10,656
Nuveen Dividend Advantage Municipal Income Fund	1,579	21,790
Nuveen Equity Premium Advantage Fund	820	10,619
Nuveen Equity Premium Income Fund	830	10,649
Nuveen Floating Rate Income Fund	1,647	19,402
Nuveen Maryland Premium Income Municipal Fund	555	7,049
Nuveen Preferred Income Opportunities Fund	1,125	10,699
Nuveen Quality Municipal Fund, Inc.	814	10,574
Petroleum & Resources Corp.	680	19,795
Putnam Premier Income Trust	5,566	30,891
Royce Micro-Capital Trust, Inc. (A)	560	6,703
Royce Value Trust, Inc. (A)	1,929	30,054
Tri-Continental Corp.	346	7,020
Western Asset / Claymore Inflation-Linked Opportunities & Income Fund	1,782	21,402
Western Asset Global High Income Fund, Inc.	2,325	29,644
Western Asset High Income Opportunity Fund, Inc.	4,745	28,565

Total Investment Companies (cost $979,362)		1,012,687

SECURITIES LENDING COLLATERAL - 17.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (B)	186,277	186,277

Total Securities Lending Collateral (cost $186,277)		186,277

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.01% (B), dated 04/30/2014, to be repurchased at $62,792 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $65,289.	$ 62,792	62,792

Total Repurchase Agreement (cost $62,792)		62,792

Total Investment Securities (cost $1,228,431) (C)		1,261,756
Other Assets and Liabilities - Net - (16.9)%		(182,170)

Net Assets - 100.0%		$ 1,079,586

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies	$1,012,687	$—	$—	$1,012,687
Securities Lending Collateral	186,277	—	—	186,277
Repurchase Agreement	—	62,792	—	62,792
Total Investment Securities	$1,198,964	$62,792	$—	$1,261,756

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $180,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,228,431. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $35,344 and $2,019, respectively. Net unrealized appreciation for tax purposes is $33,325.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Freddie Mac 2.41%, 08/01/2037 (B)	$ 507,684	$ 542,596

Total U.S. Government Agency Obligation (cost $514,804)		542,596

MORTGAGE-BACKED SECURITIES - 22.3%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A 4.08%, 03/13/2031 - 144A	12,737,392	13,310,651
Banc of America Funding Trust
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	2,379,095	2,459,621
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	1,955,731	2,033,438
Banc of America Large Loan Trust
Series 2007-BMB1, Class B
1.10%, 08/15/2029 - 144A (B)	6,911,459	6,910,422
Series 2007-BMB1, Class D
1.35%, 08/15/2029 - 144A (B)	7,017,000	7,002,145
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	524,378	523,852
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (B)	2,052,075	2,033,071
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	1,913,280	1,919,996
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A (B)	879,414	885,327
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 - 144A (B)	2,442,858	2,545,295
Series 2009-RR13, Class 3A3
5.03%, 05/26/2036 - 144A (B)	3,598,431	3,636,488
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)	7,481,531	8,007,640
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A (B)	112,092	112,106
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (B)	6,065,484	5,643,072
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	4,524,203	4,650,283
Series 2010-RR6, Class 15A5
5.50%, 07/26/2036 - 144A (B)	1,187,376	1,195,845
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A (B)	808,990	823,337
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	1,452,921	1,471,239
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A (B)	486,214	488,484
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	6,306,063	6,564,612
Series 2012-RR2, Class 7A3
2.61%, 09/26/2035 - 144A (B)	5,477,059	5,581,732
Series 2012-RR4, Class 2A5
1.95%, 04/26/2037 - 144A (B)	7,767,754	7,796,952
Series 2012-RR5, Class 6A1
2.76%, 10/26/2035 (B)	7,173,077	7,166,523
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class AAB 5.70%, 06/11/2050	6,265,583	6,337,638

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BNPP Mortgage Securities LLC Series 2009-1, Class A1 6.00%, 08/27/2037 - 144A	$ 4,828,803	$ 5,075,242
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B
1.90%, 08/15/2026 - 144A (B)	15,000,000	15,034,575
Series 2013-BOCA, Class C
2.30%, 08/15/2026 - 144A (B)	9,775,000	9,806,818
Capmark Military Housing Trust Series 2008-AMCW, Class A2 5.91%, 03/10/2015 - 144A	2,221,896	2,233,005
CD Commercial Mortgage Trust Series 2007-CD4, Class A1A 5.29%, 12/11/2049 (B)	12,156,908	13,006,275
CGBAM Commercial Mortgage Trust Series 2013-BREH, Class B 1.95%, 05/15/2030 - 144A (B)	10,000,000	10,051,640
CHL Mortgage Pass-Through Trust Series 2002-35, Class 1A3 5.00%, 02/25/2018	3,478,917	3,539,889
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.53%, 12/25/2033 (B)	4,659,259	4,436,253
Series 2009-10, Class 6A1
5.24%, 09/25/2034 - 144A (B)	1,958,020	1,967,757
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	8,579,065	8,842,270
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	7,619,111	7,867,418
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	4,701,404	4,783,735
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (B)	18,879,666	19,609,950
COMM Mortgage Trust
Series 2013-FL3, Class B
2.30%, 10/13/2028 - 144A (B)	15,000,000	15,329,640
Series 2014-TWC, Class C
2.00%, 02/13/2032 - 144A (B)	8,000,000	8,002,296
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (B)	20,007,628	20,158,065
Series 2012-MVP, Class B
1.76%, 11/17/2026 - 144A (B)	9,900,000	9,911,345
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	15,360,924	16,400,352
Series 2007-C1, Class AAB
5.34%, 02/15/2040	5,222,978	5,464,614
Series 2007-C4, Class AAB
6.05%, 09/15/2039 (B)	7,159,729	7,576,375
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	6,730,000	7,424,381
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	21,886,101
Series 2007-TFLA, Class E
0.42%, 02/15/2022 - 144A (B)	7,300,000	7,269,975

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class B
0.35%, 10/15/2021 - 144A (B)	$ 8,010,805	$ 7,943,170
Series 2006-TF2A, Class C
0.40%, 10/15/2021 - 144A (B)	5,000,000	4,932,785
Series 2009-12R, Class 36A1
4.93%, 06/27/2036 - 144A (B)	288,950	288,599
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (B)	3,454,668	3,447,133
CSMC Trust
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	749,198	756,573
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	4,779,734	4,948,550
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A (B)	8,493,192	8,684,628
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A (B)	2,634,092	2,648,406
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	2,625,120	2,681,082
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	11,476,676	11,345,027
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A (B)	8,250,000	8,899,316
Series 2014-SURF, Class C
1.96%, 02/15/2029 - 144A (B)	4,740,000	4,748,366
Series 2014-SURF, Class D
2.41%, 02/15/2029 - 144A (B)	3,000,000	2,992,461
Del Coronado Trust
Series 2013-HDC, Class C
1.75%, 03/15/2026 - 144A (B)	10,000,000	9,973,320
Series 2013-HDC, Class D
2.10%, 03/15/2026 - 144A (B)	8,500,000	8,455,094
Extended Stay America Trust Series 2013-ESH5, Class A15 1.28%, 12/05/2031 - 144A	17,900,000	17,518,730
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class C 5.28%, 07/10/2045 (B)	9,000,000	9,344,736
GP Portfolio Trust
Series 2014-GPP, Class C
2.10%, 02/15/2027 - 144A (B)	13,000,000	13,011,362
Series 2014-GPP, Class D
2.90%, 02/15/2027 - 144A (B)	10,000,000	10,013,990
Hilton USA Trust
Series 2013-HLF, Class CFL
2.05%, 11/05/2030 - 144A (B)	14,920,000	14,943,514
Series 2013-HLF, Class DFL
2.90%, 11/05/2030 - 144A (B)	4,830,000	4,839,134
Impac CMB Trust Series 2007-A, Class A 0.40%, 05/25/2037 (B)	14,602,600	14,193,757
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (B)	2,643,946	2,646,135
Series 2009-R2, Class 3A
2.62%, 01/26/2047 - 144A (B)	1,303,848	1,304,971

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Re-REMIC Trust (continued)
Series 2009-R7, Class 11A1
2.43%, 03/26/2037 - 144A (B)	$ 2,344,842	$ 2,312,073
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (B)	853,653	842,631
Series 2009-R7, Class 4A1
2.61%, 09/26/2034 - 144A (B)	1,408,557	1,390,262
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (B)	5,857,372	5,930,958
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	2,911,168	3,026,281
Series 2010-R3, Class 1A1
2.78%, 03/21/2036 - 144A (B)	2,896,538	2,919,236
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	3,356,381	3,401,118
JPMorgan Chase Commercial Mortgage Securities Corp
Series 2013-ALC, Class B
3.00%, 07/17/2026 - 144A (B)	18,000,000	18,306,324
Series 2013-INN, Class C
2.70%, 10/15/2030 - 144A (B)	10,000,000	10,024,800
Series 2014-FBLU, Class D
2.75%, 12/15/2028 - 144A (B)	6,000,000	6,017,412
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Class C
5.14%, 11/13/2044 - 144A	4,450,000	4,797,260
Series 2013-INN, Class B
2.30%, 10/15/2030 - 144A (B)	10,000,000	10,096,190
Series 2013-JWRZ, Class C
1.65%, 04/15/2030 - 144A (B)	10,000,000	9,977,570
Series 2014-FBLU, Class C
2.15%, 12/15/2028 - 144A (B)	20,000,000	20,067,440
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB 5.81%, 06/15/2050 - 144A (B)	10,000,000	10,760,830
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1
2.67%, 02/26/2037 - 144A (B)	4,840,651	4,803,916
Series 2009-7, Class 8A1
2.83%, 01/27/2047 - 144A (B)	1,218,975	1,232,591
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	5,018,788	5,015,410
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A (B)	7,978,654	8,327,113
LB Commercial Mortgage Trust Series 2007-C3, Class A1A 6.04%, 07/15/2044 (B)	12,999,176	14,409,586
LB-UBS Commercial Mortgage Trust Series 2004-C8, Class B 4.91%, 12/15/2039 (B)	12,585,000	12,785,454
Lehman Brothers Small Balance Commercial Series 2005-1A, Class A 0.40%, 02/25/2030 - 144A (B)	8,950,785	7,945,397
LSTAR Commercial Mortgage Trust Series 2011-1, Class A 3.91%, 06/25/2043 - 144A	1,177,238	1,185,486

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loans Trust Series 2003-4, Class 1A1 5.00%, 05/25/2018	$ 8,131,615	$ 8,282,880
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
6.00%, 08/12/2045 - 144A (B)	10,000,000	10,999,380
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	15,518,897	16,163,816
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A 4.00%, 07/25/2060 - 144A	12,748,910	12,238,954
Motel 6 Trust Series 2012-MTL6, Class A1 1.50%, 10/05/2025 - 144A	10,140,402	10,165,774
N-Star Real Estate CDO, Ltd. Series 2013-1A, Class A 2.00%, 08/25/2029 - 144A (B)	11,999,913	12,011,163
RBSCF Trust
Series 2009-RR2, Class CWB
5.22%, 08/16/2048 - 144A (B)	4,000,000	4,254,764
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A (B)	11,672,694	12,579,558
RBSSP Re-REMIC Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	5,694,737	6,014,650
Series 2013-2, Class 2A1
0.34%, 12/20/2036 - 144A (B)	16,725,684	16,186,515
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	7,994,888	7,989,787
Series 2013-RIA4, Class A1
3.25%, 11/27/2028 - 144A (B)	7,926,229	7,950,166
SCG Trust Series 2013-SRP1, Class B 2.65%, 11/15/2026 - 144A (B)	20,000,000	20,050,260
SilverLeaf Finance XVII LLC Series 2013-A, Class A 2.68%, 03/16/2026 - 144A	13,905,800	13,820,933
Springleaf Mortgage Loan Trust
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (B)	19,719,000	20,353,557
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (B)	4,252,625	4,245,553
Starwood Property Mortgage Trust Series 2013-FV1, Class B 2.15%, 08/11/2028 - 144A (B)	10,000,000	10,008,960
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ 5.55%, 08/15/2039 (B)	5,114,000	5,444,410
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class B 5.41%, 07/15/2042 (B)	6,000,000	6,174,480
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class A1 2.49%, 06/25/2033 (B)	772,294	788,479
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
0.89%, 09/27/2035 - 144A (B)	4,072,885	4,093,245

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Loan Trust (continued)
Series 2010-RR4, Class 1A1
2.65%, 12/27/2046 - 144A (B)	$ 4,637,748	$ 4,664,624
Series 2011-RR3, Class A1
2.63%, 03/27/2037 - 144A (B)	12,516,076	12,278,153

Total Mortgage-Backed Securities (cost $882,124,871)		887,673,978

ASSET-BACKED SECURITIES - 12.2%
AmeriCredit Automobile Receivables Trust Series 2013-5, Class C 2.29%, 11/08/2019	3,000,000	3,022,731
ARES CLO, Ltd. Series 2007-3RA, Class A2 0.45%, 04/16/2021 - 144A (B)	16,642,692	16,164,331
ARES XII CLO, Ltd. Series 2007-12A, Class A 0.87%, 11/25/2020 - 144A (B)	16,429,612	16,340,284
Bacchus, Ltd. Series 2006-1A, Class C 1.08%, 01/20/2019 - 144A (B)	5,000,000	4,848,575
Battalion CLO, Ltd. Series 2007-1A, Class C 1.03%, 07/14/2022 - 144A (B)	5,000,000	4,765,025
Bayview Opportunity Master Fund IIA Trust, LP Series 2013-2RPL, Class A 3.72%, 03/28/2018 - 144A (B)	3,611,982	3,612,502
Bayview Opportunity Master Fund IIB Trust, LP Series 2013-14NP, Class A 4.21%, 08/28/2033 - 144A (B)	11,424,340	11,499,761
Bayview Opportunity Master Fund IIlA Trust, LP Series 2013-4RPL, Class A 4.46%, 07/28/2018 - 144A (B)	5,507,125	5,564,359
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	13,609,624	13,572,620
Series 2013-A, Class A
3.01%, 12/04/2028 - 144A	25,803,241	25,993,901
ColumbusNova CLO, Ltd. Series 2007-1A, Class A1 0.49%, 05/16/2019 - 144A (B)	2,878,451	2,847,913
Comstock Funding, Ltd. Series 2006-1A, Class B 0.98%, 05/30/2020 - 144A (B)	2,500,000	2,402,363
Countrywide Asset-Backed Certificates Series 2006-17, Class 2A2 0.30%, 03/25/2047 (B)	23,415,361	19,375,650
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	7,702,722	7,698,016
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	15,549,131	15,563,187
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014 - 144A	34,395,000	34,738,950

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, 01/25/2026 - 144A	$ 4,107,249	$ 4,148,552
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	20,000,000	20,140,000
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	10,000,000	10,025,000
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.39%, 03/20/2036 (B)	23,721,000	23,486,162
Series 2007-1, Class A4
0.51%, 03/20/2036 (B)	9,352,000	9,188,602
Marriott Vacation Club Owner Trust Series 2012-1A, Class A 2.51%, 05/20/2030 - 144A	11,777,504	12,002,914
Mountain View CLO III, Ltd. Series 2007-3A, Class A1 0.44%, 04/16/2021 - 144A (B)	4,931,024	4,894,357
Mountain View Funding CLO, Ltd. Series 2006-1A, Class C1 0.98%, 04/15/2019 - 144A (B)	4,000,000	3,855,076
Nationstar Mortgage Advance Receivables Trust
Series 2013-T2A, Class B2
1.99%, 06/20/2046 - 144A	4,000,000	3,982,000
Series 2013-T2A, Class C2
2.19%, 06/20/2046 - 144A	3,000,000	2,977,500
Newstar Trust Series 2012-2A, Class A 2.13%, 01/20/2023 - 144A (B)	10,000,000	9,921,800
Ocean Trails CLO I Series 2006-1A, Class A1 0.48%, 10/12/2020 - 144A (B)	4,864,774	4,799,897
Orange Lake Timeshare Trust Series 2012-AA, Class A 3.45%, 03/10/2027 - 144A	3,720,793	3,814,587
ORES NPL LLC Series 2014-LV3, Class A 3.00%, 03/27/2024 - 144A	9,680,665	9,681,584
Prestige Auto Receivables Trust Series 2012-1A, Class C 3.25%, 07/15/2019 - 144A	5,000,000	5,168,210
Sierra Receivables Funding Co. LLC Series 2014-1A, Class B 2.42%, 03/20/2030 - 144A	9,537,083	9,547,030
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	2,538,561	2,600,824
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	3,645,804	3,746,774
Series 2012-1A, Class B
3.58%, 11/20/2028 - 144A	5,842,818	5,996,040
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	4,957,518	5,040,348
Series 2012-2A, Class B
3.42%, 03/20/2029 - 144A	2,219,784	2,274,353

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2012-3A, Class A
1.87%, 08/20/2029 - 144A	$ 8,838,480	$ 8,921,094
Series 2013-2A, Class C
4.75%, 11/20/2025 - 144A	4,682,306	4,813,710
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	9,537,083	9,514,671
Silverleaf Finance XV LLC Series 2012-D, Class A 3.00%, 03/17/2025 - 144A	11,461,149	11,557,308
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	9,405,621	9,491,212
Station Place Securitization Trust 2.45%, 11/25/2014	30,000,000	30,000,000
SVO VOI Mortgage Corp. Series 2012-AA, Class A 2.00%, 09/20/2029 - 144A	14,793,211	14,851,940
Trafigura Securitisation Finance PLC Series 2012-1A, Class A 2.55%, 10/15/2015 - 144A (B)	25,520,000	25,827,037
US Residential Opportunity Fund Trust Series 2014-1A 3.47%, 03/25/2034 - 144A (B)	8,149,508	8,198,405
Welk Resorts LLC Series 2013-AA, Class A 3.10%, 03/15/2029 - 144A	15,443,672	15,608,842

Total Asset-Backed Securities (cost $476,587,767)		484,085,997

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM 6.00%, 11/01/2015 (C)	11,675,000	11,948,896

Total Municipal Government Obligation (cost $11,675,000)		11,948,896

PREFERRED CORPORATE DEBT SECURITY - 1.1%
Insurance - 1.1%
ZFS Finance USA Trust II 6.45%, 12/15/2065 - 144A (B)	39,435,000	42,392,625

Total Preferred Corporate Debt Security (cost $42,487,700)		42,392,625

CORPORATE DEBT SECURITIES - 60.2%
Aerospace & Defense - 1.3%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A (D)	8,820,000	8,974,350
7.50%, 03/15/2018 - 144A (D)	12,600,000	14,364,000
Exelis, Inc. 4.25%, 10/01/2016	27,920,000	29,524,116
Airlines - 2.0%
AirTran Airways Pass-Through Trust 10.41%, 04/01/2017 - 144A	2,494,762	2,769,186
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	2,797,642	3,119,371
8.06%, 01/02/2022 (D)	9,801,316	11,296,017

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Airlines (continued)
Continental Airlines Pass-Through Trust 7.46%, 10/01/2016 (D)	$ 964,891	$ 981,776
Delta Air Lines, Inc., Pass-Through Trust 6.20%, 01/02/2020 (D)	26,424,500	29,529,379
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	1,071,478	1,157,840
UAL Pass-Through Trust 10.40%, 05/01/2018	20,265,531	23,078,387
Virgin Australia Trust 5.00%, 04/23/2025 - 144A	8,206,592	8,698,988
Automobiles - 0.3%
General Motors Co. 3.50%, 10/02/2018 - 144A	11,250,000	11,489,063
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015 (D)	BRL 21,570,000	9,528,624
Coca-Cola Bottling Co. Consolidated 5.00%, 06/15/2016 (D)	$ 7,650,000	8,159,949
Building Products - 0.2%
Owens Corning, Inc. 6.50%, 12/01/2016	6,493,000	7,149,942
Capital Markets - 1.4%
Goldman Sachs Group, Inc. 0.68%, 03/22/2016 (B)	6,896,000	6,887,518
Morgan Stanley, Series MTN
1.51%, 04/25/2018 (B)	33,000,000	33,684,651
3.00%, 08/31/2017 (B)	1,500,000	1,548,750
5.95%, 12/28/2017	12,000,000	13,680,000
Commercial Banks - 16.8%
Bank of America Corp., Series MTN 1.10%, 04/01/2019 (B)	16,000,000	16,030,672
Bank of America NA 0.53%, 06/15/2017 (B) (D)	33,850,000	33,447,219
Barclays Bank PLC, Series MTN 6.05%, 12/04/2017 - 144A	34,900,000	39,522,575
BBVA US Senior SAU 4.66%, 10/09/2015	36,535,000	38,359,229
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, Series MTN 5.13%, 01/15/2015 - 144A	11,004,000	11,316,943
Branch Banking & Trust Co. 0.55%, 09/13/2016 (B)	9,285,000	9,251,147
Citigroup, Inc. 0.51%, 06/09/2016 (B)	54,069,000	53,534,420
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 - 144A (B) (E)	7,647,000	10,189,628
Export-Import Bank of Korea 4.00%, 01/11/2017 (D)	13,900,000	14,879,380
Fifth Third Bancorp
0.66%, 12/20/2016 (B)	1,714,000	1,699,095
5.45%, 01/15/2017	8,737,000	9,643,936
First Horizon National Corp. 5.38%, 12/15/2015	39,835,000	42,336,200

	Principal	Value
Commercial Banks (continued)
HBOS PLC, Series MTN 6.75%, 05/21/2018 - 144A	$ 47,695,000	$ 54,320,789
ING Bank NV
3.75%, 03/07/2017 - 144A	15,062,000	16,024,673
5.13%, 05/01/2015 - 144A	24,773,000	25,699,510
Intesa Sanpaolo SpA
1.61%, 04/11/2016 (B)	13,000,000	13,057,044
2.38%, 01/13/2017	35,000,000	35,356,580
3.88%, 01/16/2018 (D)	6,000,000	6,304,500
Intesa Sanpaolo SpA, Series MTN
3.63%, 08/12/2015 - 144A	3,080,000	3,158,694
JPMorgan Chase Bank NA
0.56%, 06/13/2016 (B)	9,550,000	9,504,723
6.00%, 10/01/2017	34,783,000	39,656,968
National City Bank
5.25%, 12/15/2016	17,300,000	19,072,852
National City Bank, Series MTN
5.80%, 06/07/2017	4,655,000	5,251,859
Regions Bank
7.50%, 05/15/2018	10,386,000	12,256,757
Regions Financial Corp.
5.75%, 06/15/2015	14,974,000	15,757,709
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014 (D)	9,820,000	9,947,660
5.05%, 01/08/2015 (D)	6,310,000	6,469,706
Royal Bank of Scotland PLC
4.38%, 03/16/2016	7,005,000	7,452,753
Santander US Debt SAU
3.72%, 01/20/2015 - 144A	19,515,000	19,877,315
Societe Generale SA
5.75%, 04/20/2016 - 144A (D)	21,505,000	23,226,690
Standard Chartered Bank
6.40%, 09/26/2017 - 144A	4,256,000	4,827,368
SunTrust Bank Subordinated, Series MTN
5.45%, 12/01/2017	5,500,000	6,118,074
UBS AG, Series MTN
5.88%, 12/20/2017	8,881,000	10,157,555
Wachovia Corp.
0.60%, 10/15/2016 (B)	22,044,000	21,988,625
5.63%, 10/15/2016	10,233,000	11,336,670
Zions Bancorporation
4.00%, 06/20/2016	10,000,000	10,367,640
Commercial Services & Supplies - 0.7%
ADOP CO 6.63%, 10/01/2017 - 144A	15,000,000	16,823,055
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	9,600,000	10,088,861
Construction & Engineering - 0.5%
Toll Brothers Finance Corp. 8.91%, 10/15/2017	14,925,000	17,910,000
Construction Materials - 0.4%
CRH America, Inc. 6.00%, 09/30/2016	12,748,000	14,174,093
Consumer Finance - 1.0%
Discover Financial Services 6.45%, 06/12/2017	36,462,000	41,586,807

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Diversified Financial Services - 2.6%
Bank of America Corp. 5.42%, 03/15/2017	$ 20,206,000	$ 22,240,279
Ford Motor Credit Co. LLC 8.00%, 12/15/2016	31,068,000	36,238,243
Lazard Group LLC 6.85%, 06/15/2017	1,500,000	1,703,565
Murray Street Investment Trust I 4.65%, 03/09/2017 (F)	34,866,000	37,754,753
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000,000	6,182,579
Diversified Telecommunication Services - 2.9%
GTP Towers Issuer LLC 4.44%, 02/15/2040 - 144A	25,765,000	26,294,162
Qwest Corp. 8.38%, 05/01/2016 (D)	11,007,000	12,550,236
Telefonica Emisiones SAU
3.73%, 04/27/2015	31,930,000	32,814,621
3.99%, 02/16/2016	4,000,000	4,205,672
Verizon Communications, Inc. 1.98%, 09/14/2018 (B) (D)	35,900,000	37,903,866
Electric Utilities - 1.4%
Constellation Energy Group, Inc. 4.55%, 06/15/2015	28,476,000	29,655,248
Iberdrola Finance Ireland, Ltd. 3.80%, 09/11/2014 - 144A	24,822,000	25,088,812
Electronic Equipment & Instruments - 0.9%
Avnet, Inc.
6.00%, 09/01/2015	18,943,000	20,153,003
6.63%, 09/15/2016	15,199,000	16,898,248
Energy Equipment & Services - 2.3%
Boardwalk Pipelines, LP 5.88%, 11/15/2016 (D)	19,745,000	21,510,223
DCP Midstream Operating, LP 3.25%, 10/01/2015	24,545,000	25,307,368
Sunoco Logistics Partners Operations, LP 6.13%, 05/15/2016	17,646,000	18,831,264
TransCanada PipeLines, Ltd. 0.91%, 06/30/2016 (B)	24,365,000	24,570,056
Food & Staples Retailing - 0.1%
Delhaize Group SA 6.50%, 06/15/2017 (D)	3,688,000	4,179,677
Health Care Providers & Services - 1.7%
McKesson Corp. 1.29%, 03/10/2017	25,000,000	25,026,725
Owens & Minor, Inc. 6.35%, 04/15/2016	39,535,000	42,862,859
Hotels, Restaurants & Leisure - 0.8%
MGM Resorts International 10.00%, 11/01/2016 (D)	18,460,000	21,921,250
Seneca Gaming Corp. 8.25%, 12/01/2018 - 144A	8,000,000	8,560,000
Household Durables - 0.8%
Meritage Homes Corp. 4.50%, 03/01/2018	16,694,000	17,069,615
Whirlpool Corp. 7.75%, 07/15/2016	12,970,000	14,783,349

	Principal	Value
Independent Power Producers & Energy Traders - 0.9%
TransAlta Corp. 4.75%, 01/15/2015 (D)	$ 35,701,000	$ 36,663,356
Insurance - 4.4%
American International Group, Inc. 2.38%, 08/24/2015	7,540,000	7,685,824
CNA Financial Corp. 6.50%, 08/15/2016 (D)	12,500,000	14,047,762
Fidelity National Financial, Inc. 6.60%, 05/15/2017 (D)	26,072,000	29,526,071
Genworth Holdings, Inc., Series MTN 6.52%, 05/22/2018 (D)	16,222,000	18,754,173
Liberty Mutual Group, Inc. 6.70%, 08/15/2016 - 144A	1,925,000	2,157,590
Prudential Covered Trust 3.00%, 09/30/2015 - 144A	96,001	98,666
Stone Street Trust 5.90%, 12/15/2015 - 144A	35,555,000	38,122,391
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	25,760,000	27,682,005
WR Berkley Corp. 5.60%, 05/15/2015	35,260,000	36,821,983
IT Services - 1.1%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015 (D)	16,300,000	17,051,821
Computer Sciences Corp.
2.50%, 09/15/2015	25,615,000	26,116,081
Machinery - 0.5%
CNH Industrial Capital LLC
3.25%, 02/01/2017	20,000,000	20,400,000
Media - 0.5%
WPP Finance UK
8.00%, 09/15/2014	20,720,000	21,266,096
Metals & Mining - 2.0%
Glencore Canada Corp.
5.38%, 06/01/2015	13,250,000	13,863,621
Kinross Gold Corp.
3.63%, 09/01/2016	28,605,000	29,781,094
Vale Overseas, Ltd.
6.25%, 01/11/2016	17,000,000	18,381,250
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A	9,960,000	10,042,190
5.80%, 11/15/2016 - 144A	4,913,000	5,406,953
Oil, Gas & Consumable Fuels - 3.9%
Chesapeake Energy Corp.
3.47%, 04/15/2019 (B)	6,937,500	7,006,875
Enbridge, Inc.
0.88%, 10/01/2016 (B)	19,895,000	19,966,881
Korea National Oil Corp.
5.38%, 07/30/2014 - 144A	15,830,000	16,003,370
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	11,650,000	11,766,500
Petrobras Global Finance BV
2.00%, 05/20/2016 (D)	15,000,000	14,979,570
Petrobras International Finance Co.
3.50%, 02/06/2017 (D)	17,000,000	17,401,846
Petrohawk Energy Corp.
7.25%, 08/15/2018	29,270,000	30,896,973

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	$ 16,423,680	$ 17,450,160
Rosneft Finance SA
6.25%, 02/02/2015 - 144A (D)	15,000,000	15,225,000
Tengizchevroil Finance Co. Sarl
6.12%, 11/15/2014 - 144A	5,365,551	5,412,070
Real Estate Investment Trusts - 3.2%
ARC Properties Operating Partnership, LP /Clark Acquisition LLC 2.00%, 02/06/2017 - 144A	41,000,000	41,050,348
Digital Realty Trust, LP 4.50%, 07/15/2015 (D)	14,200,000	14,677,191
Highwoods Realty LP 5.85%, 03/15/2017	18,850,000	20,961,634
Kilroy Realty, LP 5.00%, 11/03/2015 (D)	14,130,000	14,994,968
National Retail Properties, Inc. 6.15%, 12/15/2015	14,850,000	16,027,100
WCI Finance LLC / WEA Finance LLC 5.70%, 10/01/2016 - 144A	17,000,000	18,860,599
Real Estate Management & Development - 0.8%
First Industrial, LP
5.75%, 01/15/2016 (D)	16,570,000	17,637,373
6.42%, 06/01/2014	2,691,000	2,700,572
First Industrial, LP, Series MTN 7.50%, 12/01/2017	11,650,000	13,385,897
Road & Rail - 1.0%
Aviation Capital Group Corp. 4.63%, 01/31/2018 - 144A (D)	19,555,000	20,477,957
GATX Financial Corp. 5.80%, 03/01/2016	19,000,000	20,527,809
Trading Companies & Distributors - 1.0%
International Lease Finance Corp. 6.75%, 09/01/2016 - 144A	36,530,000	40,639,625
Wireless Telecommunication Services - 2.4%
Crown Castle Towers LLC 3.21%, 08/15/2035 - 144A	12,000,000	12,219,036
Richland Towers Funding LLC / Management Funding 4.61%, 03/15/2041 - 144A	10,263,942	10,552,872
SBA Tower Trust
4.25%, 04/15/2040 - 144A	34,760,000	35,862,517
5.10%, 04/15/2042 - 144A	2,765,000	2,959,789
Sprint Communications, Inc. 9.00%, 11/15/2018 - 144A	8,700,000	10,603,125
WCP Wireless Site Funding / WCP Wireless Site RE Funding 4.14%, 11/15/2040 - 144A	21,683,755	22,281,468

Total Corporate Debt Securities (cost $2,356,849,372)		2,394,311,606

LOAN ASSIGNMENTS - 2.2%
Food & Staples Retailing - 0.2%
Albertsons LLC, Term Loan B1 4.25%, 03/21/2016 (B)	2,042,116	2,044,158
Albertsons LLC, Term Loan B2 4.75%, 03/21/2019 (B)	6,332,401	6,348,232

	Principal	Value
Food Products - 0.3%
Michael Foods Group, Inc., Term Loan 4.25%, 02/23/2018 (B)	$ 13,259,648	$ 13,259,648
Health Care Providers & Services - 0.4%
HCA, Inc., Term Loan B5 2.90%, 03/31/2017 (B)	13,432,500	13,413,305
Hotels, Restaurants & Leisure - 0.4%
Dunkin Brands, Inc. Term Loan C 2.65%, 09/30/2017 (B)	15,567,065	15,558,721
Household Products - 0.7%
Dell, Inc., USD Term Loan C 3.75%, 10/29/2018 (B)	28,500,000	28,379,758
Personal Products - 0.2%
Revlon Consumer Products Corp. 2014 Term Loan B 3.25%, 11/20/2017 (B)	8,479,900	8,456,936

Total Loan Assignments (cost $86,869,735)		87,460,758

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (G)	121,934,477	121,934,477

Total Securities Lending Collateral (cost $121,934,477)		121,934,477

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (G), dated 04/30/2014, to be repurchased at $50,886,147 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00 - 3.50%, due 10/15/2040 -11/25/2040, and with a total value of $51,904,579.	$ 50,886,132	50,886,132

Total Repurchase Agreement (cost $50,886,132)		50,886,132

Total Investment Securities (cost $4,029,929,858) (H)		4,081,237,065
Other Assets and Liabilities - Net - (2.7)%		(108,170,627)

Net Assets - 100.0%		$ 3,973,066,438

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Agency Obligation	$—	$542,596	$—	$542,596
Mortgage-Backed Securities	—	887,673,978	—	887,673,978
Asset-Backed Securities	—	484,085,997	—	484,085,997
Municipal Government Obligation	—	11,948,896	—	11,948,896
Preferred Corporate Debt Security	—	42,392,625	—	42,392,625
Corporate Debt Securities	—	2,394,311,606	—	2,394,311,606
Loan Assignments	—	87,460,758	—	87,460,758
Securities Lending Collateral	121,934,477	—	—	121,934,477
Repurchase Agreement	—	50,886,132	—	50,886,132
Total Investment Securities	$121,934,477	$3,959,302,588	$—	$4,081,237,065

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $11,948,896, or 0.30% of the fund’s net assets.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $119,461,819. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(G)	Rate shown reflects the yield at April 30, 2014.
(H)	Aggregate cost for federal income tax purposes is $4,029,929,858. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $61,237,447 and $9,930,240, respectively. Net unrealized appreciation for tax purposes is $51,307,207.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $1,848,582,887, or 46.53% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.7%
AAR Corp. (A)	12,050	$ 312,095
Ducommun, Inc. (B)	14,545	353,007
Airlines - 0.6%
JetBlue Airways Corp. (A) (B)	38,425	303,750
SkyWest, Inc. (A)	26,535	307,806
Auto Components - 0.3%
Stoneridge, Inc. (A) (B)	28,720	307,017
Biotechnology - 0.7%
Emergent Biosolutions, Inc. (B)	9,645	254,242
Myriad Genetics, Inc. (A) (B)	8,345	352,243
Tekmira Pharmaceuticals Corp. (A) (B)	1,770	23,523
Building Products - 0.7%
Simpson Manufacturing Co., Inc.	9,205	301,832
Universal Forest Products, Inc.	6,585	332,477
Capital Markets - 3.3%
Cowen Group, Inc. - Class A (A) (B)	72,890	299,578
FBR & Co. (A) (B)	13,265	342,237
Gladstone Investment Corp. (A)	40,085	315,068
Janus Capital Group, Inc. (A)	29,780	361,231
Manning & Napier, Inc. - Class A	19,680	327,082
MCG Capital Corp. (A)	89,605	301,073
Prospect Capital Corp. (A)	29,035	313,868
Solar Capital, Ltd.	12,985	284,372
Stifel Financial Corp. (A) (B)	7,225	337,913
Triangle Capital Corp.	11,850	308,929
Chemicals - 1.7%
A. Schulman, Inc. (A)	9,490	340,881
Koppers Holdings, Inc.	8,455	361,028
Minerals Technologies, Inc.	5,190	308,753
Olin Corp. (A)	12,265	344,647
Stepan Co.	4,585	265,151
Commercial Banks - 3.7%
Central Pacific Financial Corp. (A)	16,700	313,459
Chemical Financial Corp. (A)	2,840	79,719
CVB Financial Corp. (A)	23,280	336,629
Eagle Bancorp, Inc. (A) (B)	9,975	333,065
First Merchants Corp. (A)	14,975	317,769
Glacier Bancorp, Inc. (A)	11,605	297,784
Hanmi Financial Corp. - Class B (A)	14,750	313,733
Lakeland Financial Corp. (A)	8,165	298,839
OFG Bancorp	19,250	328,405
Popular, Inc. (B)	11,530	356,277
PrivateBancorp, Inc. - Class A	11,005	303,408
Wilshire Bancorp, Inc.	31,590	315,900
Commercial Services & Supplies - 3.6%
ABM Industries, Inc. (A)	12,030	325,893
ARC Document Solutions, Inc. - Class A (B)	52,535	336,224
Brady Corp. - Class A	12,400	319,796
EnerNOC, Inc. (B)	12,130	286,268
HNI Corp.	9,350	329,401
Kimball International, Inc. - Class B	18,065	302,769
R.R. Donnelley & Sons Co.	18,449	324,702
Steelcase, Inc. - Class A (A)	20,330	335,039
UniFirst Corp.	2,705	260,329
United Stationers, Inc. (A)	8,710	326,886
Viad Corp.	14,165	326,503

	Shares	Value
Communications Equipment - 3.3%
ARRIS Group, Inc. (B)	11,915	$ 310,862
Aruba Networks, Inc. (A) (B)	17,205	340,143
AudioCodes, Ltd. (A) (B)	51,210	292,409
Brocade Communications Systems, Inc. (B)	35,675	332,134
Comtech Telecommunications Corp. (A)	10,410	330,517
Emulex Corp. (A) (B)	44,205	316,066
Harmonic, Inc. (A) (B)	49,440	347,563
NETGEAR, Inc. (B)	10,095	326,069
Polycom, Inc. (B)	25,405	312,482
ShoreTel, Inc. (B)	40,120	302,906
Computers & Peripherals - 1.0%
Lexmark International, Inc. - Class A (A)	7,365	316,695
Logitech International SA (A)	22,940	308,543
QLogic Corp. (B)	27,705	320,824
Construction & Engineering - 1.4%
AECOM Technology Corp. (A) (B)	10,225	331,494
Comfort Systems USA, Inc. - Class A	20,650	309,750
MYR Group, Inc. (B)	13,910	326,329
Tutor Perini Corp. (B)	11,395	337,292
Containers & Packaging - 1.4%
Greif, Inc. - Class A (A)	5,780	313,218
Myers Industries, Inc. (A)	17,110	319,957
Silgan Holdings, Inc.	6,815	339,046
Sonoco Products Co.	8,435	354,945
Diversified Consumer Services - 3.9%
Apollo Education Group, Inc. - Class A (B)	11,790	340,260
Bridgepoint Education, Inc. (A) (B)	22,960	363,916
Capella Education Co. (A)	5,940	346,659
Career Education Corp. (B)	47,715	344,502
DeVry Education Group, Inc. (A)	7,490	337,275
ITT Educational Services, Inc. (A) (B)	12,525	338,175
K12, Inc. (A) (B)	14,975	354,608
Matthews International Corp. - Class A (A)	8,295	334,703
Sotheby’s - Class A (A)	7,770	326,806
Steiner Leisure, Ltd. - Class A (A) (B)	7,725	333,488
Strayer Education, Inc. (B)	7,210	307,362
Diversified Financial Services - 0.3%
PHH Corp. (B)	13,510	321,133
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	2,095	123,961
IDT Corp. - Class B	19,050	301,752
Inteliquent, Inc.	23,810	324,768
Vonage Holdings Corp. (A) (B)	87,795	337,133
Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc. (A)	13,315	319,427
IDACORP, Inc. (A)	6,225	349,471
Electrical Equipment - 1.0%
Encore Wire Corp. (A)	6,845	333,557
General Cable Corp. (A)	12,945	331,651
Regal Beloit Corp.	4,460	333,296
Electronic Equipment & Instruments - 2.6%
Benchmark Electronics, Inc. (B)	13,680	317,102
Celestica, Inc. (B)	29,210	324,231
Daktronics, Inc.	25,190	327,974
Fabrinet (A) (B)	16,775	362,340
Nam Tai Property, Inc. (A)	46,135	318,793
Orbotech, Ltd. (B)	23,535	346,906
PC Connection, Inc. (A)	7,875	157,579
Plexus Corp. (A) (B)	940	39,405
ScanSource, Inc. (B)	8,745	335,895

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Energy Equipment & Services - 4.3%
Bristow Group, Inc. (A)	4,330	$ 332,544
Exterran Holdings, Inc. (A)	7,725	332,330
Gulfmark Offshore, Inc. - Class A	7,570	340,726
Key Energy Services, Inc. (A) (B)	37,135	372,835
Newpark Resources, Inc. (A) (B)	26,545	319,602
Parker Drilling Co. (A) (B)	51,130	338,992
Patterson-UTI Energy, Inc.	10,095	328,390
Pioneer Energy Services Corp. (B)	26,470	396,256
SEACOR Holdings, Inc. (A) (B)	3,920	326,889
Tesco Corp. - Class B (A) (B)	16,535	330,700
Tidewater, Inc. (A)	7,050	359,056
Unit Corp. (B)	5,295	349,205
Food & Staples Retailing - 0.4%
Andersons, Inc. (A)	5,595	348,512
Spartan Stores, Inc. (A)	1,740	37,480
Food Products - 1.5%
Lancaster Colony Corp.	3,405	323,066
Omega Protein Corp. (A) (B)	11,150	126,664
Pilgrim’s Pride Corp. (B)	15,135	330,851
Sanderson Farms, Inc.	3,980	327,435
Snyder’s-Lance, Inc.	12,270	325,891
Gas Utilities - 0.4%
Laclede Group, Inc. (A)	7,225	342,537
Health Care Equipment & Supplies - 5.9%
Alere, Inc. (A) (B)	8,890	296,926
Align Technology, Inc. (B)	6,620	333,582
Anika Therapeutics, Inc. (B)	8,055	344,271
CONMED Corp.	7,400	342,842
CryoLife, Inc.	35,555	322,839
Greatbatch, Inc. (B)	7,325	337,170
Haemonetics Corp. (A) (B)	10,570	320,905
Hill-Rom Holdings, Inc. (A)	8,030	300,001
ICU Medical, Inc. - Class B (B)	5,825	324,918
Masimo Corp. (A) (B)	11,635	311,353
Meridian Bioscience, Inc. (A)	15,375	307,039
Natus Medical, Inc. (B)	12,600	312,858
NuVasive, Inc. (A) (B)	9,560	322,268
OraSure Technologies, Inc. (B)	50,265	329,236
Orthofix International NV - Series B (B)	10,180	307,436
PhotoMedex, Inc. (A) (B)	21,055	318,141
Symmetry Medical, Inc. (B)	35,170	290,504
Thoratec Corp. (A) (B)	9,135	299,445
Health Care Providers & Services - 7.2%
Addus HomeCare Corp. (A) (B)	13,740	297,059
Alliance HealthCare Services, Inc. (B)	10,430	296,838
Almost Family, Inc. (A) (B)	15,065	323,445
Amedisys, Inc. (A) (B)	24,770	337,615
AMN Healthcare Services, Inc. (B)	25,810	322,109
Amsurg Corp. - Class A (A) (B)	7,760	336,086
BioTelemetry, Inc. (B)	1,705	13,538
Centene Corp. (A) (B)	5,270	349,928
Chemed Corp. (A)	3,850	320,589
Cross Country Healthcare, Inc. (B)	46,465	329,437
Gentiva Health Services, Inc. (A) (B)	42,245	318,105
Hanger, Inc. (A) (B)	10,150	351,900
Health Net, Inc. (B)	10,770	369,734
HealthSouth Corp. (A)	9,775	338,606
Kindred Healthcare, Inc.	13,385	335,963
Magellan Health Services, Inc. (B)	5,330	307,648

	Shares	Value
Health Care Providers & Services (continued)
Owens & Minor, Inc. (A)	9,785	$ 328,189
PharMerica Corp. (A) (B)	12,380	336,612
Providence Service Corp. (B)	8,130	330,159
Triple-S Management Corp. - Class B (A) (B)	19,970	299,151
VCA Antech, Inc. (A) (B)	9,985	305,841
WellCare Health Plans, Inc. (B)	5,165	348,482
Health Care Technology - 1.3%
Computer Programs & Systems, Inc.	4,240	267,671
MedAssets, Inc. (A) (B)	13,220	301,813
Omnicell, Inc. (B)	12,210	323,321
Quality Systems, Inc.	22,495	332,251
Hotels, Restaurants & Leisure - 1.3%
Cracker Barrel Old Country Store, Inc.	3,425	324,484
Monarch Casino & Resort, Inc. (A) (B)	18,570	297,863
Ruth’s Hospitality Group, Inc.	25,725	323,878
Wendy’s Co. (A)	37,200	309,132
Household Durables - 0.8%
Ethan Allen Interiors, Inc. (A)	12,585	305,564
Taylor Morrison Home Corp. - Class A (B)	13,705	290,683
Universal Electronics, Inc. (B)	3,680	137,448
Industrial Conglomerates - 0.2%
Otter Tail Corp.	7,010	205,393
Insurance - 2.0%
Argo Group International Holdings, Ltd.	6,885	305,832
Aspen Insurance Holdings, Ltd.	7,195	329,387
Greenlight Capital Re, Ltd. - Class A (B)	10,140	322,756
Hanover Insurance Group, Inc.	5,380	314,461
Navigators Group, Inc. (B)	5,910	336,693
United Fire Group, Inc.	12,050	335,231
Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (B)	8,860	307,708
NutriSystem, Inc. (A)	22,010	330,150
PetMed Express, Inc. (A)	695	9,097
Internet Software & Services - 1.0%
Constant Contact, Inc. (A) (B)	12,625	326,483
Conversant, Inc. (A) (B)	12,510	305,744
Monster Worldwide, Inc. (A) (B)	45,770	315,355
IT Services - 3.8%
Convergys Corp. (A)	16,530	356,056
CSG Systems International, Inc. (A)	11,775	310,389
DST Systems, Inc.	3,840	354,009
Euronet Worldwide, Inc. (B)	7,225	332,278
ExlService Holdings, Inc. (B)	11,125	314,782
Leidos Holdings, Inc.	8,840	329,202
Lionbridge Technologies, Inc. (B)	56,450	331,926
ManTech International Corp. - Class A (A)	11,605	346,177
Sapient Corp. (B)	19,560	318,241
Sykes Enterprises, Inc. (A) (B)	15,120	299,225
TeleTech Holdings, Inc. (A) (B)	14,005	337,941
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (A)	7,950	325,075
Smith & Wesson Holding Corp. (A) (B)	24,285	372,775
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. (A) (B)	44,510	330,709
Charles River Laboratories International, Inc. (B)	5,725	307,547
ICON PLC (B)	8,240	319,465
PAREXEL International Corp. (A) (B)	7,235	328,107

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Machinery - 1.2%
Greenbrier Cos., Inc. (B)	6,580	$ 345,055
Hyster-Yale Materials Handling, Inc.	3,445	332,064
ITT Corp.	7,445	321,177
NN, Inc.	5,620	109,984
Marine - 0.3%
Matson, Inc. (A)	13,375	316,854
Media - 0.7%
Harte-Hanks, Inc.	42,005	337,720
John Wiley & Sons, Inc. - Class A	5,715	328,384
Metals & Mining - 2.0%
Commercial Metals Co.	17,725	340,320
Kaiser Aluminum Corp.	4,635	326,304
Materion Corp. (A)	9,700	326,405
Schnitzer Steel Industries, Inc. - Class A (A)	11,460	321,682
Steel Dynamics, Inc. (A)	17,990	328,677
U.S. Steel Corp. (A)	11,940	310,679
Multi-Utilities - 0.4%
Vectren Corp.	8,485	344,237
Multiline Retail - 0.7%
Big Lots, Inc. (B)	8,250	325,875
Fred’s, Inc. - Class A (A)	18,215	331,877
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corp. (B)	61,225	334,289
Alon USA Energy, Inc. (A)	19,560	318,632
Bill Barrett Corp. (A) (B)	13,005	307,958
Gran Tierra Energy, Inc. (B)	43,980	314,457
PBF Energy, Inc. - Class A	11,080	341,042
Pengrowth Energy Corp.	52,415	340,698
Quicksilver Resources, Inc. (B)	106,095	345,870
REX American Resources Corp. - Class A (B)	5,025	328,434
Stone Energy Corp. (B)	8,130	398,776
Tsakos Energy Navigation, Ltd.	42,135	300,423
VAALCO Energy, Inc. (A) (B)	36,640	337,821
Warren Resources, Inc. (A) (B)	69,995	354,875
Paper & Forest Products - 0.4%
Domtar Corp.	3,495	326,293
Neenah Paper, Inc.	260	13,096
Personal Products - 0.3%
USANA Health Sciences, Inc. (A) (B)	4,555	309,102
Pharmaceuticals - 0.4%
Questcor Pharmaceuticals, Inc. (A)	4,120	338,582
Professional Services - 2.4%
CBIZ, Inc. (A) (B)	37,145	318,333
FTI Consulting, Inc. (A) (B)	9,925	340,427
ICF International, Inc. (B)	9,225	359,498
Insperity, Inc.	11,245	360,515
Kelly Services, Inc. - Class A	15,650	329,589
Navigant Consulting, Inc. (B)	17,465	293,412
Resources Connection, Inc.	24,195	329,294
Real Estate Investment Trusts - 7.2%
Agree Realty Corp.	11,370	339,622
Brandywine Realty Trust (A)	22,505	327,448
Cedar Realty Trust, Inc. (A)	54,730	338,779
CommonWealth REIT	12,700	322,707
Corporate Office Properties Trust (A)	13,470	360,322
DuPont Fabros Technology, Inc. (A)	14,025	339,826

	Shares	Value
Real Estate Investment Trusts (continued)
Dynex Capital, Inc. (A)	39,940	$ 342,685
EPR Properties	5,965	319,784
Franklin Street Properties Corp.	25,275	307,850
Government Properties Income Trust (A)	13,170	335,176
Hatteras Financial Corp.	16,550	323,883
Home Properties, Inc. (A)	5,260	324,016
Inland Real Estate Corp. (A)	30,050	314,023
Investors Real Estate Trust	34,825	303,674
Mack-Cali Realty Corp.	14,705	299,541
MFA Financial, Inc.	42,840	339,721
Omega Healthcare Investors, Inc. (A)	9,530	331,453
Piedmont Office Realty Trust, Inc. - Class A (A)	19,645	345,948
Redwood Trust, Inc. (A)	15,065	328,417
Resource Capital Corp. (A)	54,955	302,253
Winthrop Realty Trust	28,615	397,748
Road & Rail - 1.4%
ArcBest Corp. (B)	9,210	363,058
Landstar System, Inc. (A)	5,650	355,894
Marten Transport, Ltd. (A)	14,070	330,082
USA Truck, Inc. (A) (B)	19,970	332,700
Semiconductors & Semiconductor Equipment - 3.8%
Brooks Automation, Inc. - Class A	29,635	303,166
Cabot Microelectronics Corp. - Class A (B)	7,485	324,624
Cirrus Logic, Inc. (A) (B)	14,800	330,040
Fairchild Semiconductor International, Inc. - Class A (B)	25,910	329,834
Integrated Device Technology, Inc. (B)	27,265	318,183
International Rectifier Corp. (B)	12,145	316,256
Intersil Corp. - Class A	25,580	315,657
MKS Instruments, Inc.	11,195	315,139
OmniVision Technologies, Inc. (B)	16,815	328,397
PMC-Sierra, Inc. (B)	44,195	302,294
Silicon Image, Inc. (B)	49,420	277,246
Ultra Clean Holdings, Inc. (B)	27,580	234,982
Software - 0.7%
Netscout Systems, Inc. (B)	9,025	351,614
Rovi Corp. (B)	14,335	319,527
Specialty Retail - 2.8%
Aaron’s, Inc. (A)	11,320	333,600
Abercrombie & Fitch Co. - Class A	8,875	326,245
Brown Shoe Co., Inc.	13,125	309,619
Buckle, Inc. (A)	7,460	350,546
Children’s Place Retail Stores, Inc. (A)	6,050	290,400
Christopher & Banks Corp. (B)	24,120	150,509
Guess?, Inc.	11,040	297,086
Haverty Furniture Cos., Inc. (A)	12,785	326,529
Kirkland’s, Inc. (A) (B)	18,845	322,438
Textiles, Apparel & Luxury Goods - 2.1%
Columbia Sportswear Co.	4,150	356,817
Deckers Outdoor Corp. (A) (B)	4,295	339,090
Iconix Brand Group, Inc. (A) (B)	8,325	353,812
Movado Group, Inc.	8,300	326,024
Skechers U.S.A., Inc. - Class A (B)	8,315	340,832
Unifi, Inc. (A) (B)	13,905	307,857
Thrifts & Mortgage Finance - 1.0%
Brookline Bancorp, Inc.	32,550	295,554
Home Loan Servicing Solutions, Ltd. (A)	15,600	345,540
Northfield Bancorp, Inc.	25,565	331,578

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Trading Companies & Distributors - 0.3%
Aceto Corp. (A)	14,620	$ 319,886
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	35,080	323,788
Wireless Telecommunication Services - 0.7%
NTELOS Holdings Corp.	23,810	328,340
USA Mobility, Inc.	19,610	335,919

Total Common Stocks (cost $92,487,564)		94,427,291

MASTER LIMITED PARTNERSHIP - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners, LP	3,925	365,535

Total Master Limited Partnership (cost $296,907)		365,535

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	24,699,427	24,699,427

Total Securities Lending Collateral (cost $24,699,427)		24,699,427

Principal	Value
REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co.
0.01% (C), dated 04/30/2014, to be repurchased at $2,264,080 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation,
3.50%, due 01/01/2032, and with a value of $2,309,509.

$ 2,264,079	$ 2,264,079

Total Repurchase Agreement (cost $2,264,079)	2,264,079

Total Investment Securities (cost $119,747,977) (D)	121,756,332
Other Assets and Liabilities - Net - (26.4)%	(25,456,233)

Net Assets - 100.0%	$ 96,300,099

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$94,427,291	$—	$—	$94,427,291
Master Limited Partnership	365,535	—	—	365,535
Securities Lending Collateral	24,699,427	—	—	24,699,427
Repurchase Agreement	—	2,264,079	—	2,264,079
Total Investment Securities	$119,492,253	$2,264,079	$—	$121,756,332

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $24,052,798. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $119,747,977. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,606,795 and $3,598,440, respectively. Net unrealized appreciation for tax purposes is $2,008,355.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.6%
KEYW Holding Corp. (A) (B)	267,820	$ 3,441,487
Auto Components - 1.1%
Dorman Products, Inc. (A) (B)	104,890	6,036,420
Commercial Banks - 9.3%
Bank of the Ozarks, Inc.	127,190	7,618,681
Home Bancshares, Inc.	182,110	5,774,708
Iberiabank Corp.	237,110	14,914,219
PrivateBancorp, Inc. - Class A	520,030	14,337,227
Texas Capital Bancshares, Inc. (A) (B)	132,090	7,422,137
Commercial Services & Supplies - 3.2%
Healthcare Services Group, Inc. (B)	588,990	17,139,609
Communications Equipment - 1.8%
Aruba Networks, Inc. (A) (B)	502,150	9,927,505
Diversified Consumer Services - 1.4%
Capella Education Co.	130,330	7,606,059
Diversified Financial Services - 1.6%
MarketAxess Holdings, Inc.	160,100	8,626,188
Electrical Equipment - 3.1%
EnerSys, Inc.	248,100	16,766,598
Electronic Equipment & Instruments - 1.5%
InvenSense, Inc. - Class A (A) (B)	366,230	7,884,932
Food & Staples Retailing - 1.4%
Fresh Market, Inc. (A) (B)	205,607	7,628,020
Food Products - 3.1%
J&J Snack Foods Corp.	61,440	5,750,784
TreeHouse Foods, Inc. (A)	148,500	11,113,740
Health Care Equipment & Supplies - 2.6%
Cantel Medical Corp.	257,837	8,549,875
Neogen Corp. (A)	137,330	5,736,961
Health Care Providers & Services - 6.2%
Air Methods Corp. (A) (B)	232,910	12,966,100
Centene Corp. (A)	305,690	20,297,816
Health Care Technology - 1.2%
Medidata Solutions, Inc. (A)	174,995	6,354,068
Hotels, Restaurants & Leisure - 5.1%
Krispy Kreme Doughnuts, Inc. (A) (B)	394,830	6,925,318
Red Robin Gourmet Burgers, Inc. (A)	149,855	10,187,143
Sonic Corp. (A)	543,640	10,350,906
Household Durables - 1.2%
Meritage Homes Corp. (A)	172,360	6,649,649
Insurance - 1.6%
Hilltop Holdings, Inc. (A)	374,719	8,371,222
Internet Software & Services - 4.3%
Envestnet, Inc. (A)	205,190	7,561,251
OpenTable, Inc. (A)	142,080	9,542,093
SPS Commerce, Inc. (A)	119,880	6,209,784
IT Services - 3.4%
MAXIMUS, Inc. - Class A	428,620	18,246,353
Life Sciences Tools & Services - 4.5%
Cambrex Corp. (A)	350,018	7,171,869
ICON PLC (A)	230,960	8,954,319
PAREXEL International Corp. (A)	178,260	8,084,091
Machinery - 3.4%
Chart Industries, Inc. (A) (B)	86,800	5,921,496
Proto Labs, Inc. (A)	68,810	4,165,757
Wabash National Corp. (A) (B)	633,500	8,463,560
Oil, Gas & Consumable Fuels - 5.5%
Comstock Resources, Inc. (B)	189,790	5,276,162

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co. (A)	407,040	$ 11,690,189
PDC Energy, Inc. (A)	196,460	12,508,608
Personal Products - 1.5%
Inter Parfums, Inc.	219,640	8,036,628
Pharmaceuticals - 6.4%
Akorn, Inc. - Class A (A) (B)	714,360	18,016,159
Lannett Co., Inc. (A)	245,990	8,494,035
Prestige Brands Holdings, Inc. (A)	246,031	8,246,959
Professional Services - 1.5%
Advisory Board Co. (A)	136,670	7,825,724
Road & Rail - 1.7%
Saia, Inc. (A)	219,340	9,030,228
Semiconductors & Semiconductor Equipment - 3.5%
Applied Micro Circuits Corp. (A) (B)	761,601	7,395,146
Ceva, Inc. (A)	375,840	6,099,883
Silicon Laboratories, Inc. (A)	121,190	5,447,490
Software - 2.8%
Ellie Mae, Inc. (A) (B)	336,150	8,198,698
FleetMatics Group PLC (A) (B)	147,500	4,429,425
QLIK Technologies, Inc. (A)	116,620	2,563,308
Specialty Retail - 4.1%
Asbury Automotive Group, Inc. (A)	167,706	10,354,169
Group 1 Automotive, Inc. (B)	88,310	6,369,800
Monro Muffler Brake, Inc.	95,410	5,381,124
Textiles, Apparel & Luxury Goods - 5.4%
Deckers Outdoor Corp. (A) (B)	98,160	7,749,732
G-III Apparel Group, Ltd. (A)	97,770	7,016,953
Steven Madden, Ltd. - Class B (A)	248,967	8,865,715
Vera Bradley, Inc. (A)	199,950	5,658,585
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (A)	215,240	7,658,239
Transportation Infrastructure - 2.0%
WESCO Aircraft Holdings, Inc. (A)	523,780	10,611,783

Total Common Stocks (cost $441,698,196)		525,622,687

SECURITIES LENDING COLLATERAL - 21.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	113,137,987	113,137,987

Total Securities Lending Collateral (cost $113,137,987)		113,137,987

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $23,528,663 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50%, due 08/15/2029 - 01/01/2032, and with a total value of $24,000,378.	$ 23,528,656	23,528,656

Total Repurchase Agreement (cost $23,528,656)		23,528,656

Total Investment Securities (cost $578,364,839) (D)		662,289,330
Other Assets and Liabilities - Net - (22.7)%		(122,738,540)

Net Assets - 100.0%		$ 539,550,790

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$525,622,687	$—	$—	$525,622,687
Securities Lending Collateral	113,137,987	—	—	113,137,987
Repurchase Agreement	—	23,528,656	—	23,528,656
Total Investment Securities	$638,760,674	$23,528,656	$—	$662,289,330

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $110,513,065. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $578,364,839. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $96,922,784 and $12,998,293, respectively. Net unrealized appreciation for tax purposes is $83,924,491.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (A)	708,732	$ 5,549,372
Airlines - 0.3%
SkyWest, Inc.	202,453	2,348,455
Automobiles - 0.9%
Thor Industries, Inc.	101,924	6,204,114
Capital Markets - 5.5%
Ares Capital Corp.	818,176	14,048,082
Janus Capital Group, Inc. (B)	795,909	9,654,376
New Mountain Finance Corp. (B)	317,836	4,548,233
Stifel Financial Corp. (A)	156,916	7,338,961
Walter Investment Management Corp. (A) (B)	159,196	4,231,430
Chemicals - 0.5%
RPM International, Inc.	83,992	3,583,099
Commercial Banks - 10.2%
BankUnited, Inc.	259,559	8,562,851
BBCN Bancorp, Inc.	593,149	9,140,426
East-West Bancorp, Inc.	373,472	12,888,519
First Niagara Financial Group, Inc.	1,239,475	11,056,117
FirstMerit Corp.	596,953	11,574,919
FNB Corp.	637,244	7,927,315
Hancock Holding Co.	215,136	7,256,537
Trustmark Corp. - Class A	262,842	6,011,197
Commercial Services & Supplies - 4.4%
ACCO Brands Corp. (A) (B)	847,455	5,194,899
Brady Corp. - Class A	35,687	920,368
Deluxe Corp.	236,185	12,978,366
Ennis, Inc.	222,894	3,334,494
Tetra Tech, Inc. (A)	333,830	9,570,906
Communications Equipment - 2.3%
Black Box Corp.	270,994	5,761,332
Oplink Communications, Inc. (A)	437,355	7,496,265
Plantronics, Inc.	71,307	3,106,846
Computers & Peripherals - 0.9%
Diebold, Inc.	65,978	2,481,433
QLogic Corp. (A)	332,047	3,845,104
Construction & Engineering - 0.4%
Aegion Corp. - Class A (A) (B)	119,745	3,052,300
Consumer Finance - 1.5%
World Acceptance Corp. (A) (B)	148,841	10,805,857
Containers & Packaging - 2.1%
Greif, Inc. - Class A	159,050	8,618,920
Sonoco Products Co.	153,003	6,438,366
Diversified Financial Services - 0.7%
Fifth Street Finance Corp.	391,076	3,640,917
Gain Capital Holdings, Inc. - Class A	148,117	1,495,982
Electric Utilities - 4.0%
Hawaiian Electric Industries, Inc. (B)	529,642	12,706,111
Portland General Electric Co. (B)	496,544	16,619,328
Electrical Equipment - 2.9%
EnerSys, Inc.	156,761	10,593,908
Franklin Electric Co., Inc.	102,655	3,969,669
GrafTech International, Ltd. (A) (B)	602,331	6,752,131
Electronic Equipment & Instruments - 6.3%
Anixter International, Inc.	59,669	5,846,369
CTS Corp.	262,494	4,669,768
Ingram Micro, Inc. - Class A (A)	288,534	7,778,877
Park Electrochemical Corp.	251,835	6,713,921
Plexus Corp. (A)	78,930	3,308,746

	Shares	Value
Electronic Equipment & Instruments (continued)
ScanSource, Inc. (A)	191,996	$ 7,374,566
Vishay Intertechnology, Inc. (B)	297,102	4,224,790
Zebra Technologies Corp. - Class A (A)	83,164	5,774,908
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. (A)	194,830	9,655,775
Gulfmark Offshore, Inc. - Class A	143,019	6,437,285
Tidewater, Inc.	215,001	10,950,001
Food & Staples Retailing - 0.8%
Spartan Stores, Inc.	262,426	5,652,656
Gas Utilities - 0.2%
Atmos Energy Corp.	31,900	1,628,176
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	317,610	11,865,910
Symmetry Medical, Inc. (A)	484,173	3,999,269
Health Care Providers & Services - 2.9%
Amsurg Corp. - Class A (A)	155,052	6,715,302
Kindred Healthcare, Inc.	235,169	5,902,742
WellCare Health Plans, Inc. (A)	126,086	8,507,022
Hotels, Restaurants & Leisure - 0.8%
Ruth’s Hospitality Group, Inc.	444,599	5,597,501
Household Durables - 1.1%
Harman International Industries, Inc.	75,740	8,301,861
Insurance - 5.1%
American Equity Investment Life Holding Co.	196,218	4,575,804
FBL Financial Group, Inc. - Class A	53,497	2,391,851
Hanover Insurance Group, Inc.	126,356	7,385,508
HCC Insurance Holdings, Inc.	194,762	8,947,366
Stewart Information Services Corp.	174,841	5,332,651
Validus Holdings, Ltd.	233,688	8,662,814
IT Services - 1.2%
CACI International, Inc. - Class A (A) (B)	124,925	8,701,026
Leisure Equipment & Products - 0.8%
LeapFrog Enterprises, Inc. - Class A (A) (B)	854,508	5,853,380
Machinery - 3.0%
TriMas Corp. (A)	235,233	8,435,456
Woodward, Inc.	299,811	13,440,527
Metals & Mining - 1.5%
Kaiser Aluminum Corp. (B)	159,145	11,203,808
Oil, Gas & Consumable Fuels - 2.3%
Kodiak Oil & Gas Corp. - Class C (A)	565,884	7,192,386
Rosetta Resources, Inc. (A)	60,725	2,874,721
Triangle Petroleum Corp. (A) (B)	686,127	6,600,542
Paper & Forest Products - 0.3%
P.H. Glatfelter Co.	71,941	1,835,934
Personal Products - 2.0%
Nu Skin Enterprises, Inc. - Class A	166,196	14,459,052
Professional Services - 4.1%
CBIZ, Inc. (A) (B)	935,762	8,019,480
FTI Consulting, Inc. (A)	307,398	10,543,751
Korn/Ferry International (A)	391,551	11,374,557
Real Estate Investment Trusts - 8.4%
First Potomac Realty Trust	481,070	6,268,342
Hersha Hospitality Trust - Class A	2,563,210	14,892,250
iStar Financial, Inc. (A) (B)	394,329	5,859,729
LaSalle Hotel Properties	379,300	12,547,244
Medical Properties Trust, Inc.	685,951	9,260,339
Omega Healthcare Investors, Inc. (B)	208,930	7,266,585
Ramco-Gershenson Properties Trust	293,391	4,835,084

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Road & Rail - 0.7%
Werner Enterprises, Inc.	209,132	$ 5,353,779
Semiconductors & Semiconductor Equipment - 1.6%
Integrated Silicon Solution, Inc. (A)	311,160	4,499,374
Teradyne, Inc. (B)	417,708	7,380,900
Software - 0.5%
American Software, Inc. - Class A (A)	339,333	3,271,170
Specialty Retail - 8.6%
Ascena Retail Group, Inc. - Class B (A)	721,048	12,402,026
Finish Line, Inc. - Class A	206,905	5,696,095
Genesco, Inc. (A) (B)	127,258	9,718,693
Rent-A-Center, Inc. (B)	358,877	10,482,797
Select Comfort Corp. (A) (B)	601,287	11,063,681
Sonic Automotive, Inc. - Class A	533,728	12,990,939
Textiles, Apparel & Luxury Goods - 1.9%
CROCS, Inc. (A)	182,179	2,756,368
Iconix Brand Group, Inc. (A) (B)	259,532	11,030,110

Total Common Stocks (cost $597,463,549)		707,619,069

SECURITIES LENDING COLLATERAL - 16.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	120,535,382	120,535,382

Total Securities Lending Collateral (cost $120,535,382)		120,535,382

Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co.
0.01% (C), dated 04/30/2014, to be repurchased at $20,031,508 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, at 3.00% - 4.00%, due 08/15/2039 -  05/15/2040 with a total value of $20,432,525.

$ 20,031,503	$ 20,031,503

Total Repurchase Agreement (cost $20,031,503)	20,031,503

Total Investment Securities (cost $738,030,434) (D)	848,185,954
Other Assets and Liabilities - Net - (16.8)%	(121,701,702)

Net Assets - 100.0%	$ 726,484,252

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$707,619,069	$—	$—	$707,619,069
Securities Lending Collateral	120,535,382	—	—	120,535,382
Repurchase Agreement	—	20,031,503	—	20,031,503
Total Investment Securities	$828,154,451	$20,031,503	$—	$848,185,954

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $117,454,500. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $738,030,434. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $121,049,946 and $10,894,426, respectively. Net unrealized appreciation for tax purposes is $110,155,520.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc.	40,681	$5,867,014
Curtiss-Wright Corp.	38,500	2,461,690
Huntington Ingalls Industries, Inc.	33,785	3,479,855
L-3 Communications Holdings, Inc.	28,295	3,264,394
Orbital Sciences Corp. (A)	199,500	5,865,300
Airlines - 1.3%
Southwest Airlines Co.	334,125	8,075,801
United Continental Holdings, Inc. (A)	152,925	6,250,045
Auto Components - 1.3%
Goodyear Tire & Rubber Co.	174,869	4,406,699
Magna International, Inc. - Class A	79,460	7,786,285
Stoneridge, Inc. (A)	174,700	1,867,543
Biotechnology - 0.2%
Grifols SA - ADR	42,375	1,739,070
Building Products - 1.0%
Continental Building Products, Inc. (A)	198,700	3,377,900
Gibraltar Industries, Inc. (A)	215,000	3,672,200
Norcraft Cos., Inc. (A)	244,500	3,882,660
Quanex Building Products Corp.	31,700	597,228
Capital Markets - 3.4%
Invesco, Ltd.	278,350	9,800,704
Janus Capital Group, Inc. (B)	118,000	1,431,340
LPL Financial Holdings, Inc.	37,500	1,775,625
Piper Jaffray Cos. (A)	44,100	1,934,226
Raymond James Financial, Inc.	307,325	15,274,052
Stifel Financial Corp. (A)	79,000	3,694,830
Waddell & Reed Financial, Inc. - Class A	55,000	3,709,750
Chemicals - 1.8%
Celanese Corp. - Series A	55,925	3,435,473
Huntsman Corp.	380,450	9,530,272
OM Group, Inc. (B)	126,800	3,713,972
Tronox, Ltd. - Class A	142,500	3,491,250
Commercial Banks - 7.5%
First Citizens BancShares, Inc. - Class A	26,263	5,906,286
First Community Bancshares, Inc.	228,640	3,386,158
First Republic Bank - Class A	55,600	2,822,256
KeyCorp	499,525	6,813,521
Lakeland Bancorp, Inc. - Class A	307,900	3,214,476
Regions Financial Corp.	1,481,200	15,019,368
Sandy Spring Bancorp, Inc. (B)	172,700	4,153,435
Sterling Bancorp	316,000	3,779,360
SunTrust Banks, Inc.	201,150	7,695,999
Umpqua Holdings Corp.	155,200	2,580,976
Union Bankshares Corp.	148,000	3,787,320
United Community Banks, Inc. (A)	87,600	1,414,740
Washington Trust Bancorp, Inc. (B)	61,021	2,086,918
Webster Financial Corp.	562,968	16,967,856
Wilshire Bancorp, Inc.	304,500	3,045,000
Commercial Services & Supplies - 1.5%
HNI Corp. (B)	109,000	3,840,070
Knoll, Inc.	38,800	705,772
Pitney Bowes, Inc. (B)	238,950	6,403,860
R.R. Donnelley & Sons Co.	304,400	5,357,440
Communications Equipment - 3.1%
CommScope Holding Co., Inc. (A)	227,795	6,077,571
F5 Networks, Inc. - Class B (A)	66,375	6,980,659
Finisar Corp. (A) (B)	386,425	10,105,014
Juniper Networks, Inc. (A)	263,850	6,514,456
KVH Industries, Inc. (A)	296,000	3,998,960

	Shares	Value
Computers & Peripherals - 0.9%
SanDisk Corp.	44,350	$3,768,419
Western Digital Corp.	72,145	6,358,139
Construction & Engineering - 1.3%
Argan, Inc.	68,000	1,820,360
Comfort Systems USA, Inc. - Class A	224,000	3,360,000
EMCOR Group, Inc.	76,000	3,495,240
Quanta Services, Inc. (A)	157,525	5,557,482
Construction Materials - 0.6%
Caesarstone Sdot-Yam, Ltd.	120,500	6,287,690
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (A)	232,425	2,384,681
Diversified Financial Services - 1.4%
Voya Financial, Inc.	449,875	15,921,076
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (A)	328,575	14,138,582
Electric Utilities - 0.1%
Cleco Corp.	27,400	1,439,870
Electrical Equipment - 1.8%
Generac Holdings, Inc.	155,374	9,148,421
PowerSecure International, Inc. (A) (B)	253,900	5,644,197
Regal Beloit Corp.	69,100	5,163,843
Electronic Equipment & Instruments - 1.7%
Control4 Corp. (A) (B)	128,800	2,274,608
Daktronics, Inc.	258,000	3,359,160
Orbotech, Ltd. (A)	341,700	5,036,658
Rofin-Sinar Technologies, Inc. (A) (B)	66,100	1,467,420
Universal Display Corp. - Class A (A) (B)	111,000	2,891,550
Vishay Intertechnology, Inc. (B)	267,400	3,802,428
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (A) (B)	35,500	2,145,620
Helix Energy Solutions Group, Inc. - Class A (A)	87,000	2,091,480
Helmerich & Payne, Inc. (B)	77,892	8,462,966
Precision Drilling Corp.	268,075	3,484,975
Weatherford International, Ltd. (A)	129,275	2,714,775
Food & Staples Retailing - 0.5%
Rite Aid Corp. (A)	680,225	4,965,643
Food Products - 2.0%
Bunge, Ltd.	88,570	7,054,601
J&J Snack Foods Corp.	36,645	3,429,972
Sanderson Farms, Inc. (B)	27,100	2,229,517
Tyson Foods, Inc. - Class A	215,365	9,038,869
Gas Utilities - 1.5%
Atmos Energy Corp.	331,696	16,929,764
Health Care Equipment & Supplies - 2.2%
AngioDynamics, Inc. (A)	275,000	3,696,000
CareFusion Corp. - Class A (A)	168,275	6,572,821
Cooper Cos., Inc.	38,180	5,036,324
Greatbatch, Inc. (A)	82,457	3,795,496
Zimmer Holdings, Inc. - Class A	50,650	4,902,920
Health Care Providers & Services - 3.7%
Aetna, Inc.	68,805	4,916,117
AMN Healthcare Services, Inc. (A)	174,600	2,179,008
Cardinal Health, Inc.	81,226	5,646,020
Health Net, Inc. (A)	108,500	3,724,805
HealthSouth Corp.	101,000	3,498,640
MEDNAX, Inc. (A)	90,580	5,366,865
PharMerica Corp. (A)	116,000	3,154,040
Universal Health Services, Inc. - Class B	106,680	8,725,357
WellCare Health Plans, Inc. (A)	55,000	3,710,850

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Health Care Technology - 0.3%
Omnicell, Inc. (A)	122,700	$ 3,249,096
Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc.	43,100	3,785,473
MGM Resorts International (A)	302,125	7,622,614
Royal Caribbean Cruises, Ltd. - Class A	138,675	7,367,803
Wendy’s Co. (B)	456,275	3,791,645
Household Durables - 2.0%
D.R. Horton, Inc. (B)	217,250	4,840,330
Harman International Industries, Inc.	88,030	9,648,968
Helen of Troy, Ltd. (A)	46,500	2,915,550
La-Z-Boy, Inc.	134,000	3,246,820
Ryland Group, Inc. (B)	45,200	1,735,228
Household Products - 0.5%
Spectrum Brands Holdings, Inc. - Class A	69,500	5,339,685
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	330,375	4,773,919
Insurance - 4.7%
Allstate Corp.	48,625	2,769,194
Aspen Insurance Holdings, Ltd.	63,600	2,911,608
Everest RE Group, Ltd.	15,935	2,518,208
Genworth Financial, Inc. - Class A (A)	295,900	5,281,815
Hartford Financial Services Group, Inc.	64,225	2,303,751
HCC Insurance Holdings, Inc.	184,783	8,488,931
Lincoln National Corp.	141,600	6,869,016
Selective Insurance Group, Inc.	263,500	6,044,690
United Fire Group, Inc.	279,343	7,771,322
Validus Holdings, Ltd.	174,150	6,455,740
Internet & Catalog Retail - 0.2%
NutriSystem, Inc.	148,900	2,233,500
Internet Software & Services - 1.9%
AOL, Inc. (A)	126,600	5,419,746
Blucora, Inc. (A) (B)	91,800	1,767,150
IAC/InterActiveCorp	67,400	4,467,272
TheStreet, Inc.	604,800	1,554,336
Web.com Group, Inc. (A) (B)	227,450	6,984,990
XO Group, Inc. (A)	41,300	438,606
IT Services - 0.5%
Global Payments, Inc.	50,000	3,341,500
Sykes Enterprises, Inc. (A) (B)	136,000	2,691,440
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	46,530	2,514,481
Quintiles Transnational Holdings, Inc. (A)	70,845	3,338,925
Machinery - 5.1%
Allison Transmission Holdings, Inc. - Class A	261,750	7,810,620
Altra Industrial Motion Corp. (B)	127,500	4,355,400
CIRCOR International, Inc.	29,700	2,411,937
Columbus McKinnon Corp. (A)	85,500	2,264,895
Crane Co.	36,000	2,618,280
ITT Corp.	198,701	8,571,961
Mueller Industries, Inc. (B)	140,600	4,068,964
NN, Inc.	254,000	4,970,780
Oshkosh Corp.	139,575	7,747,808
Parker Hannifin Corp.	53,455	6,782,371
Terex Corp.	36,500	1,580,085
Watts Water Technologies, Inc. - Class A	59,900	3,186,680
Media - 1.5%
Gannett Co., Inc.	341,930	9,290,238
Starz - Class A (A)	230,100	7,425,327

	Shares	Value
Metals & Mining - 1.8%
Alcoa, Inc.	741,675	$ 9,990,362
Allegheny Technologies, Inc.	96,500	3,975,800
Barrick Gold Corp.	149,400	2,610,018
Kaiser Aluminum Corp. (B)	43,500	3,062,400
Multi-Utilities - 3.1%
Ameren Corp.	431,659	17,831,833
CMS Energy Corp.	301,625	9,142,254
NorthWestern Corp.	145,500	7,039,290
Multiline Retail - 0.6%
Macy’s, Inc.	111,875	6,424,981
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.	103,475	2,974,906
Cimarex Energy Co.	138,318	16,476,440
EnCana Corp.	145,975	3,388,080
EPL Oil & Gas, Inc. (A)	104,700	4,097,958
Gulfport Energy Corp. (A)	52,700	3,882,409
PBF Energy, Inc. - Class A	293,775	9,042,395
W&T Offshore, Inc. (B)	159,700	3,066,240
Western Refining, Inc. (B)	87,600	3,810,600
Whiting Petroleum Corp. (A)	136,745	10,080,841
Paper & Forest Products - 0.7%
Domtar Corp.	48,900	4,565,304
P.H. Glatfelter Co.	120,500	3,075,160
Pharmaceuticals - 1.6%
Mallinckrodt PLC (A) (B)	110,283	7,855,458
Mylan, Inc. (A)	102,650	5,212,567
Nektar Therapeutics (A) (B)	368,333	4,335,280
Professional Services - 1.0%
Heidrick & Struggles International, Inc.	102,200	1,926,470
Manpowergroup, Inc.	44,330	3,605,802
On Assignment, Inc. (A)	141,000	4,935,000
Real Estate Investment Trusts - 7.7%
BioMed Realty Trust, Inc. - Class B	715,550	14,954,995
Brandywine Realty Trust	683,513	9,945,114
CBL & Associates Properties, Inc.	627,800	11,407,126
DiamondRock Hospitality Co.	394,700	4,842,969
DuPont Fabros Technology, Inc. (B)	299,425	7,255,068
Excel Trust, Inc.	407,992	5,148,859
Liberty Property Trust - Series C	500,159	18,755,963
National Retail Properties, Inc. (B)	118,500	4,044,405
Physicians Realty Trust	132,100	1,812,412
Summit Hotel Properties, Inc.	503,100	4,558,086
Sunstone Hotel Investors, Inc.	135,162	1,934,168
Road & Rail - 1.0%
AMERCO	23,500	5,877,585
Swift Transportation Co. - Class A (A) (B)	234,150	5,631,308
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Energy Industries, Inc. (A)	176,600	3,864,008
Brooks Automation, Inc. - Class A (B)	290,000	2,966,700
COHU, Inc. (B)	126,700	1,305,010
Entegris, Inc. (A)	356,000	3,948,040
First Solar, Inc. (A)	33,825	2,282,849
GSI Technology, Inc. (A) (B)	178,300	1,132,205
GT Advanced Technologies, Inc. (A) (B)	756,975	12,573,355
LAM Research Corp. (A)	108,730	6,263,935
LTX-Credence Corp. (A)	435,000	4,189,050
Micron Technology, Inc. (A)	157,875	4,123,695
MKS Instruments, Inc.	90,500	2,547,575
NVIDIA Corp.	144,500	2,668,915

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductor NV (A)	94,004	$ 5,604,518
ON Semiconductor Corp. (A)	763,950	7,188,770
RF Micro Devices, Inc. (A)	329,300	2,779,292
Silicon Motion Technology Corp. - ADR	345,000	5,723,550
TriQuint Semiconductor, Inc. (A)	100,400	1,423,672
Software - 1.2%
AVG Technologies NV (A) (B)	76,800	1,438,464
Electronic Arts, Inc. (A)	117,125	3,314,638
Seachange International, Inc. (A)	99,000	927,630
TiVo, Inc. (A)	671,425	7,963,100
Specialty Retail - 1.8%
Abercrombie & Fitch Co. - Class A (B)	91,300	3,356,188
American Eagle Outfitters, Inc. (B)	231,000	2,670,360
ANN, Inc. (A)	80,401	3,150,915
Express, Inc. (A)	67,400	982,018
Finish Line, Inc. - Class A	141,000	3,881,730
Foot Locker, Inc.	74,000	3,443,220
Guess?, Inc.	80,000	2,152,800
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	57,045	4,682,824
Steven Madden, Ltd. - Class B (A)	41,300	1,470,693
Thrifts & Mortgage Finance - 1.8%
Berkshire Hills Bancorp, Inc.	135,831	3,182,520
Dime Community Bancshares, Inc.	182,000	2,966,600
Oritani Financial Corp.	97,500	1,445,925
Provident Financial Services, Inc.	150,000	2,607,000
TrustCo Bank Corp. (B)	246,000	1,626,060
United Financial Bancorp, Inc. (B)	200,200	3,531,528

	Shares	Value
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	205,000	$ 4,423,900
Trading Companies & Distributors - 0.8%
GATX Corp. (B)	133,326	8,750,185

Total Common Stocks (cost $920,806,098)		1,088,533,959

SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	112,538,684	112,538,684

Total Securities Lending Collateral (cost $112,538,684)		112,538,684

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $14,751,480 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $15,047,978.	$ 14,751,476	14,751,476

Total Repurchase Agreement (cost $14,751,476)		14,751,476

Total Investment Securities (cost $1,048,096,258) (D)		1,215,824,119
Other Assets and Liabilities - Net - (10.3)%		(113,478,038)

Net Assets - 100.0%		$ 1,102,346,081

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,088,533,959	$—	$—	$1,088,533,959
Securities Lending Collateral	112,538,684	—	—	112,538,684
Repurchase Agreement	—	14,751,476	—	14,751,476
Total Investment Securities	$1,201,072,643	$14,751,476	$—	$1,215,824,119

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $109,775,509. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,048,096,258. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $179,938,206 and $12,210,345, respectively. Net unrealized appreciation for tax purposes is $167,727,861.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.4%
Aerospace & Defense - 1.5%
AAR Corp. 7.25%, 01/15/2022	$ 461,000	$ 499,032
Auto Components - 1.0%
Goodyear Tire & Rubber Co. 8.25%, 08/15/2020	110,000	121,687
Visteon Corp. 6.75%, 04/15/2019	200,000	210,262
Capital Markets - 1.6%
Morgan Stanley 5.45%, 07/15/2019 (A) (B)	500,000	504,375
Chemicals - 1.2%
Huntsman International LLC 8.63%, 03/15/2021	350,000	390,250
Commercial Services & Supplies - 1.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 01/15/2019	20,000	21,300
Stena AB 7.00%, 02/01/2024 - 144A	149,000	150,863
United Rentals North America, Inc. 8.25%, 02/01/2021	335,000	374,781
Construction & Engineering - 0.8%
Tutor Perini Corp. 7.63%, 11/01/2018	250,000	265,625
Containers & Packaging - 0.3%
Greif, Inc. 7.75%, 08/01/2019	75,000	85,500
Diversified Consumer Services - 0.2%
Service Corp., International 7.63%, 10/01/2018 (C)	55,000	63,734
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. 8.50%, 04/15/2020 (C)	385,000	448,284
Energy Equipment & Services - 4.3%
FTS International, Inc. 6.25%, 05/01/2022 - 144A	250,000	253,125
Genesis Energy, LP / Genesis Energy Finance Corp. 7.88%, 12/15/2018	125,000	133,750
Parker Drilling Co. 7.50%, 08/01/2020	220,000	235,400
Precision Drilling Corp. 6.63%, 11/15/2020	400,000	430,000
SEACOR Holdings, Inc. 7.38%, 10/01/2019	293,000	328,160
Food Products - 1.3%
Post Holdings, Inc. 7.38%, 02/15/2022 (C)	400,000	428,000
Gas Utilities - 1.3%
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 7.38%, 03/15/2020	400,000	427,000
Health Care Providers & Services - 2.2%
CHS / Community Health Systems, Inc. 8.00%, 11/15/2019	403,000	440,781
HealthSouth Corp. 7.75%, 09/15/2022 (C)	235,000	257,913

	Principal	Value
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. 7.63%, 01/15/2018 (C)	$ 185,000	$ 209,513
Internet Software & Services - 0.8%
Equinix, Inc. 7.00%, 07/15/2021	217,000	242,172
Machinery - 3.4%
Manitowoc Co., Inc. 8.50%, 11/01/2020	464,000	520,840
Mueller Water Products, Inc. 8.75%, 09/01/2020	384,000	428,160
Titan International, Inc. 6.88%, 10/01/2020 - 144A	131,000	138,860
Multiline Retail - 0.2%
Dillard’s, Inc. 7.75%, 05/15/2027	75,000	79,875
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. 5.50%, 05/01/2022	300,000	303,375
Energy XXI Gulf Coast, Inc. 7.75%, 06/15/2019 (C)	30,000	32,250
Stone Energy Corp. 7.50%, 11/15/2022 (C)	250,000	271,250
Tesoro Corp. 5.38%, 10/01/2022 (C)	200,000	207,500
United Refining Co. 10.50%, 02/28/2018	140,000	155,575
Paper & Forest Products - 1.4%
Louisiana-Pacific Corp. 7.50%, 06/01/2020	418,000	461,890
Professional Services - 1.5%
FTI Consulting, Inc. 6.75%, 10/01/2020	463,000	498,304
Real Estate Investment Trusts - 0.7%
Potlatch Corp. 7.50%, 11/01/2019	200,000	231,000
Specialty Retail - 0.6%
Rent-A-Center, Inc. 6.63%, 11/15/2020	200,000	207,250
Textiles, Apparel & Luxury Goods - 1.0%
Levi Strauss & Co. 7.63%, 05/15/2020	300,000	324,750
Wireless Telecommunication Services - 1.3%
MetroPCS Wireless, Inc. 6.63%, 11/15/2020	400,000	427,000

Total Corporate Debt Securities (cost $10,830,922)		10,809,386

	Shares	Value
PREFERRED STOCKS - 13.7%
Commercial Banks - 1.9%
First Republic Bank, 7.00% (C)	1,000	26,119
HSBC Holdings PLC - Series 2, 8.00%	10,500	283,500
JPMorgan Chase & Co. - Series T, 6.70% (C)	12,000	304,320
Diversified Financial Services - 0.8%
KKR Financial Holdings LLC - Series A, 7.38% (C)	10,000	253,500
Diversified Telecommunication Services - 1.1%
Qwest Corp., 7.00% (C)	13,000	336,310

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Insurance - 6.1%
Allstate Corp. - Series C, 6.75%	13,000	$ 337,740
Endurance Specialty Holdings, Ltd. - Series A, 7.75%	12,000	320,640
Kemper Corp., 7.38%	13,000	334,620
Maiden Holdings North America, Ltd., 7.75%	11,600	297,192
Maiden Holdings, Ltd. - Series A, 8.25% (C)	1,400	36,456
Montpelier RE Holdings, Ltd. - Series A, 8.88%	12,000	322,920
PartnerRe, Ltd. - Series E, 7.25%	12,000	324,120
Multi-Utilities - 1.0%
DTE Energy Co., 6.50% (C)	13,000	336,180
Real Estate Investment Trusts - 2.8%
Corporate Office Properties Trust - Series L, 7.38% (C)	12,250	316,172
Digital Realty Trust, Inc. - Series H, 7.38% (C)	13,000	330,200
DuPont Fabros Technology, Inc. - Series B, 7.63% (C)	10,000	258,800

Total Preferred Stocks (cost $4,371,827)		4,418,789

COMMON STOCKS - 46.9%
Automobiles - 0.8%
Ford Motor Co. (C)	17,100	276,165
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	3,200	177,344
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	3,075	207,009
LyondellBasell Industries NV - Class A	3,075	284,438
Commercial Banks - 1.6%
First Republic Bank - Class A (C)	5,300	269,028
Wells Fargo & Co. (C)	4,850	240,754
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	10,650	317,157
Communications Equipment - 1.6%
Cisco Systems, Inc.	11,650	269,231
QUALCOMM, Inc. (C)	3,200	251,872
Computers & Peripherals - 0.8%
Apple, Inc. (C)	425	250,788
Consumer Finance - 0.9%
Capital One Financial Corp. (C)	3,800	280,820
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	5,450	305,091
Diversified Telecommunication Services - 2.6%
AT&T, Inc. (C)	7,875	281,138
Verizon Communications, Inc. (C)	4,525	211,453
Windstream Holdings, Inc.	37,200	337,404
Electrical Equipment - 0.7%
Eaton Corp. PLC (C)	3,000	217,920
Electronic Equipment & Instruments - 1.3%
Corning, Inc.	20,375	426,041
Food & Staples Retailing - 0.7%
Sysco Corp. (C)	6,400	233,152
Food Products - 0.4%
Kraft Foods Group, Inc. (C)	2,375	135,043
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc. (C)	3,325	165,286
Insurance - 3.9%
Allstate Corp.	3,075	175,121
Assured Guaranty, Ltd.	15,175	362,834
MetLife, Inc.	6,400	335,040
Prudential Financial, Inc.	4,750	383,230

	Shares	Value
IT Services - 0.7%
Western Union Co. (C)	13,750	$ 218,213
Media - 0.7%
Cablevision Systems Corp. - Class A (C)	14,550	242,985
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	10,425	358,307
Multi-Utilities - 2.3%
CMS Energy Corp. (C)	6,850	207,623
National Grid PLC - ADR	4,750	337,535
SCANA Corp. (C)	3,800	203,984
Multiline Retail - 1.0%
Target Corp. (C)	5,275	325,731
Oil, Gas & Consumable Fuels - 8.7%
BP PLC - ADR (C)	4,250	215,135
Chevron Corp. (C)	1,675	210,246
ConocoPhillips (C)	4,425	328,822
ENI SpA - ADR (C)	8,500	438,940
Occidental Petroleum Corp.	3,800	363,850
PBF Energy, Inc. - Class A	11,075	340,888
Royal Dutch Shell PLC - Class B ADR (C)	5,800	490,970
Valero Energy Corp.	3,500	200,095
Williams Cos., Inc.	5,175	218,230
Pharmaceuticals - 5.4%
AstraZeneca PLC - ADR (C)	5,175	409,084
Eli Lilly & Co. (C)	3,475	205,372
Johnson & Johnson	3,200	324,128
Merck & Co., Inc.	3,800	222,528
Novartis AG - ADR	4,250	369,495
Pfizer, Inc. (C)	6,625	207,230
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc. (C)	21,350	246,593
Road & Rail - 0.9%
Norfolk Southern Corp. (C)	3,200	302,496
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp. (C)	13,750	366,988
KLA-Tencor Corp. (C)	3,975	254,360
Software - 1.6%
CA, Inc.	6,625	199,678
Microsoft Corp. (C)	7,900	319,160
Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc. (C)	20,625	317,831
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. - Class B	6,400	254,208
Vodafone Group PLC - ADR	2,375	90,155

Total Common Stocks (cost $14,871,949)		15,184,219

INVESTMENT COMPANY - 0.7%
Capital Markets - 0.7%
Cushing Renaissance Fund	8,975	238,197

Total Investment Company (cost $233,119)		238,197

SECURITIES LENDING COLLATERAL - 20.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (D)	6,676,939	6,676,939

Total Securities Lending Collateral (cost $6,676,939)		6,676,939

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.7%

State Street Bank & Trust Co. 0.01% (D), dated 04/30/2014, to be repurchased at $1,843,712 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $1,881,830.

$ 1,843,712	$ 1,843,712

Total Repurchase Agreement (cost $1,843,712)	1,843,712

Total Investment Securities (cost $38,828,468) (E)	39,171,242
Other Assets and Liabilities - Net - (21.0)%	(6,800,276)

Net Assets - 100.0%	$ 32,370,966

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$10,809,386	$—	$10,809,386
Preferred Stocks	4,418,789	—	—	4,418,789
Common Stocks	15,184,219	—	—	15,184,219
Investment Company	238,197	—	—	238,197
Securities Lending Collateral	6,676,939	—	—	6,676,939
Repurchase Agreement	—	1,843,712	—	1,843,712
Total Investment Securities	$26,518,144	$12,653,098	$—	$39,171,242

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $6,527,578. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at April 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $38,828,468. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $488,465 and $145,691, respectively. Net unrealized appreciation for tax purposes is $342,774.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $542,848, or 1.68% of the fund’s net assets.
ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
Capital Markets - 76.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF - Class A	3,022	$ 82,591
iShares Floating Rate Bond ETF (A)	6,273	318,166
iShares JPMorgan USD Emerging Markets Bond ETF	469	52,608
iShares MSCI EAFE Minimum Volatility ETF (A)	18,561	1,193,658
iShares MSCI Emerging Markets Minimum Volatility ETF (A)	9,032	526,024
iShares MSCI USA Minimum Volatility ETF	13,366	488,260
PowerShares DB Agriculture Fund (B)	4,748	138,974
PowerShares DB Commodity Index Tracking Fund (B)	1,995	52,688
PowerShares DB Energy Fund (B)	2,993	88,443
PowerShares DB Oil Fund (A) (B)	1,859	52,907
PowerShares DB Precious Metals Fund (B)	397	16,392
ProShares UltraShort 20+ Year Treasury (B)	297	19,204
ProShares VIX Mid-Term Futures ETF (B)	5,288	94,496
SPDR Barclays Convertible Securities ETF	1,443	70,058
SPDR Dow Jones International Real Estate ETF (A)	10,421	445,081
Vanguard S&P 500 ETF	11,799	2,036,389
Vanguard Short-Term Bond ETF	15,884	1,273,897
Vanguard Total Bond Market ETF	28,201	2,302,612

	Shares	Value
Region Fund - Asian Pacific - 2.8%
Vanguard FTSE Pacific ETF	5,765	$ 340,366
Region Fund - European - 18.2%
Vanguard FTSE Europe ETF	36,397	2,202,383

Total Investment Companies (cost $11,030,183)		11,795,197

SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	1,263,275	1,263,275

Total Securities Lending Collateral (cost $1,263,275)		1,263,275

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $471,843 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $482,521.	$ 471,842	471,842

Total Repurchase Agreement (cost $471,842)		471,842

Total Investment Securities (cost $12,765,300) (D)		13,530,314
Other Assets and Liabilities - Net - (11.9)%		(1,433,955)

Net Assets - 100.0%		$ 12,096,359

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies	$11,795,197	$—	$—	$11,795,197
Securities Lending Collateral	1,263,275	—	—	1,263,275
Repurchase Agreement	—	471,842	—	471,842
Total Investment Securities	$13,058,472	$471,842	$—	$13,530,314

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $1,235,336. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $12,765,300. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $772,230 and $7,216, respectively. Net unrealized appreciation for tax purposes is $765,014.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Capital Markets - 88.4%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	1,354,364	$ 127,770,700
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	415,494	49,090,616
SPDR Barclays Convertible Securities ETF (A)	1,016,797	49,365,494
SPDR Barclays High Yield Bond ETF (A)	5,176,597	214,052,286
SPDR Barclays Short Term High Yield Bond ETF	4,101,821	126,992,378
SPDR Dow Jones International Real Estate ETF (A)	1,163,163	49,678,692
Vanguard FTSE Developed Markets ETF (A)	1,443,859	60,526,569
Vanguard S&P 500 ETF (A)	492,316	84,968,819
Vanguard Total Bond Market ETF (A)	1,200,416	98,013,966
Region Fund - European - 10.3%
Vanguard FTSE Europe ETF (A)	1,659,375	100,408,781

Total Investment Companies (cost $919,971,220)		960,868,301

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (B)	243,330,915	$ 243,330,915

Total Securities Lending Collateral (cost $243,330,915)		243,330,915

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (B), dated 04/30/2014, to be repurchased at $15,870,970 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $16,192,585.	$ 15,870,966	15,870,966

Total Repurchase Agreement (cost $15,870,966)		15,870,966

Total Investment Securities (cost $1,179,173,101) (C)		1,220,070,182
Other Assets and Liabilities - Net - (25.3)%		(246,345,880)

Net Assets - 100.0%		$ 973,724,302

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies	$960,868,301	$—	$—	$960,868,301
Securities Lending Collateral	243,330,915	—	—	243,330,915
Repurchase Agreement	—	15,870,966	—	15,870,966
Total Investment Securities	$1,204,199,216	$15,870,966	$—	$1,220,070,182

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $238,320,436. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,179,173,101. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $40,897,081.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.5%
Capital Markets - 90.5%
Consumer Discretionary Select Sector SPDR Fund (A)	18,744	$ 1,196,617
Consumer Staples Select Sector SPDR Fund	24,359	1,077,642
Energy Select Sector SPDR Fund (A)	15,630	1,465,156
Health Care Select Sector SPDR Fund (A)	29,393	1,708,321
Industrial Select Sector SPDR Fund (A)	16,371	868,154
iShares Barclays 0-5 Year TIPS Bond Fund (A)	6,342	644,728
iShares Floating Rate Bond ETF	12,730	645,666
iShares India 50 ETF	2,619	67,020
iShares MSCI Australia ETF (A)	9,357	247,493
iShares MSCI Brazil Capped ETF (A)	4,671	219,724
iShares MSCI EAFE Minimum Volatility ETF	8,453	543,612
iShares MSCI Germany ETF (A)	7,703	244,031
iShares MSCI Hong Kong ETF (A)	1,519	30,805
iShares MSCI Japan ETF	34,138	378,249
iShares MSCI South Africa ETF	2,042	136,936
iShares MSCI South Korea Capped ETF	1,211	75,748
iShares MSCI U.K. ETF	20,930	450,414
iShares MSCI USA Minimum Volatility ETF	14,370	524,936
iShares Short Treasury Bond ETF	11,691	1,289,167
Market Vectors Russia ETF	6,246	141,847
Materials Select Sector SPDR Fund (A)	19,190	915,363
SPDR S&P China ETF	946	66,646
SPDR S&P Regional Banking ETF	9,918	381,744
Technology Select Sector SPDR Fund (A)	25,834	941,649
Utilities Select Sector SPDR Fund (A)	7,102	307,374

	Shares	Value
Capital Markets (continued)
Vanguard S&P 500 ETF	9,538	$ 1,646,163
Vanguard Short-Term Bond ETF	22,679	1,818,856
Region Fund - European - 5.0%
Vanguard FTSE Europe ETF	16,533	1,000,412

Total Investment Companies (cost $17,660,269)		19,034,473

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (B)	5,072,773	5,072,773

Total Securities Lending Collateral (cost $5,072,773)		5,072,773

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.01% (B), dated 04/30/2014, to be repurchased at $1,158,166 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $1,182,766.	$ 1,158,166	1,158,166

Total Repurchase Agreement (cost $1,158,166)		1,158,166

Total Investment Securities (cost $23,891,208) (C)		25,265,412
Other Assets and Liabilities - Net - (26.7)%		(5,327,976)

Net Assets - 100.0%		$ 19,937,436

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Investment Companies	$19,034,473	$—	$—	$19,034,473
Securities Lending Collateral	5,072,773	—	—	5,072,773
Repurchase Agreement	—	1,158,166	—	1,158,166
Total Investment Securities	$24,107,246	$1,158,166	$—	$25,265,412

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $4,961,113. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $23,891,208. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,391,747 and $17,543, respectively. Net unrealized appreciation for tax purposes is $1,374,204.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2014

(unaudited)

	Transamerica Capital Growth	Transamerica Concentrated Growth (A)	Transamerica Diversified Equity	Transamerica Dividend Focused	Transamerica Emerging Markets Debt
Assets:
Investment securities, at value	$1,006,081,721	$230,404,329	$1,206,812,087	$1,028,588,372	$635,999,615
Repurchase agreements, at value	61,488,647	5,849,636	35,448,082	44,765,208	22,589,431
Foreign currency, at value	—	—	—	—	3,516,140
Cash	—	—	19,209	—	137,243
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	156,869
Receivables:
Shares of beneficial interest sold	3,543,048	10,000	151,094	100,752	1,549,416
Investment securities sold	1,481,047	—	20,298,360	7,281,643	9,571,254
Interest	17	2	10	12	7,879,210
Dividends	110,152	229,574	573,205	1,876,672	—
Dividend reclaims	160,381	29,575	559,134	—	—
Securities lending income (net)	129,931	1,344	5,202	9,043	33,513
Prepaid expenses	6,648	7,656	12,691	9,015	6,364
Total assets	1,073,001,592	236,532,116	1,263,879,074	1,082,630,717	681,439,055

Liabilities:
Cash deposit due to broker	850,000	—	—	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	375,593	—	978,712	218,125	2,112,179
Investment securities purchased	7,200,444	—	19,856,699	—	17,125,099
When-issued securities purchased	—	—	—	—	2,525,000
Management and advisory fees	589,372	105,147	715,935	564,260	272,733
Distribution and service fees	64,781	255	147,052	14,484	38,376
Administration fees	19,927	4,108	25,117	21,970	11,472
Transfer agent fees	34,430	5,400	160,074	6,529	53,688
Trustees fees	791	145	2,135	3,213	1,373
Audit and tax fees	8,086	20,452	9,816	5,516	11,433
Custody fees	7,984	5,219	14,159	10,262	33,871
Legal fees	10,254	1,934	25,471	12,383	11,021
Printing and shareholder reports fees	14,732	347	48,690	7,542	16,327
Registration fees	—	—	12,414	4,067	6,082
Other	2,876	—	6,467	4,260	4,792
Collateral for securities on loan	107,393,958	24,798,936	36,777,478	5,996,775	102,853,820
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	297,322
Total liabilities	116,573,228	24,941,943	58,780,219	6,869,386	125,374,588
Net assets	$956,428,364	$211,590,173	$1,205,098,855	$1,075,761,331	$556,064,467

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$708,746,544	$210,488,807	$962,348,102	$828,384,559	$584,578,242
Undistributed (distributions in excess of) net investment income (loss)	(776,219)	175,610	1,183,102	982,460	4,936,946
Undistributed (accumulated) net realized gain (loss)	15,431,195	154,280	(65,605,740)	37,366,868	(31,373,933)
Net unrealized appreciation (depreciation) on:
Investment securities	233,025,573	771,554	307,018,280	209,027,444	(1,988,965)
Translation of assets and liabilities denominated in foreign currencies	1,271	(78)	155,111	—	(87,823)
Net assets	$956,428,364	$211,590,173	$1,205,098,855	$1,075,761,331	$556,064,467
Net assets by class:
Class A	$120,733,084	$262,843	$449,457,069	$63,534,704	$85,697,047
Class B	5,149,447	—	17,784,464	—	—
Class C	45,073,833	246,473	47,273,011	2,365,337	25,268,577
Class I	146,072,718	13,170,439	215,550,032	3,973,179	279,909,229
Class I2	639,399,282	197,910,418	378,680,996	1,005,888,111	165,189,614
Class T	—	—	96,353,283	—	—
Shares outstanding:
Class A	5,588,495	17,105	25,404,156	4,939,227	7,930,043
Class B	266,093	—	1,020,349	—	—
Class C	2,322,655	16,060	2,717,772	184,328	2,345,392
Class I	6,630,511	864,903	12,037,408	308,951	25,841,960
Class I2	42,873,325	12,871,664	21,176,156	78,180,068	15,257,615
Class T	—	—	2,524,300	—	—
Net asset value per share:
Class A	$21.60	$15.37	$17.69	$12.86	$10.81
Class B	19.35	—	17.43	—	—
Class C	19.41	15.35	17.39	12.83	10.77
Class I	22.03	15.23	17.91	12.86	10.83
Class I2	14.91	15.38	17.88	12.87	10.83
Class T	—	—	38.17	—	—
Maximum offering price per share: (B)
Class A	$22.86	$16.26	$18.72	$13.61	$11.35
Class T	—	—	41.72	—	—

Investment securities, at cost	$773,056,148	$229,632,775	$899,793,807	$819,560,928	$637,988,580
Repurchase agreements, at cost	$61,488,647	$5,849,636	$35,448,082	$44,765,208	$22,589,431
Foreign currency, at cost	$—	$—	$—	$—	$3,523,687
Securities loaned, at value	$104,383,108	$24,259,892	$35,989,845	$5,866,035	$100,744,322

(A)	Formerly, The Torray Resolute Fund.

(B)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Emerging Markets Equity	Transamerica Enhanced Muni	Transamerica Flexible Income	Transamerica Floating Rate	Transamerica Global Bond
Assets:
Investment securities, at value	$204,080,499	$31,031,242	$633,513,263	$162,302,939	$50,061,185
Repurchase agreements, at value	2,243,571	1,153,893	4,708,047	10,383,544	2,169,965
Foreign currency, at value	26,414	—	—	—	112,317
Cash	—	—	617	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	40,740
Receivables:
Shares of beneficial interest sold	81,450	143,483	1,253,425	93,914	—
Investment securities sold	—	561,333	2,487,656	8,064,703	3,933,601
Interest	1	288,105	5,883,315	591,009	798,552
Dividends	539,366	—	55,811	—	30
Dividend reclaims	14,593	—	—	—	—
Securities lending income (net)	4,784	—	8,717	564	—
12b-1 waiver	—	2,087	—	—	—
Prepaid expenses	1,663	155	3,520	602	—
Total assets	206,992,341	33,180,298	647,914,371	181,437,275	57,116,390

Liabilities:
Due to custodian	—	—	—	12,330	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	31,739	5,020	445,512	2,316	—
Investment securities purchased	—	736,289	21,370,092	4,974,418	2,896,346
When-issued securities purchased	—	684,125	1,350,000	—	1,521,245
Management and advisory fees	148,923	2,969	208,244	50,362	3,560
Distribution and service fees	1,126	6,877	76,272	760	264
Administration fees	3,919	630	11,924	3,533	1,062
Transfer agent fees	1,216	1,159	19,475	1,097	6,612
Trustees fees	353	20	411	124	442
Audit and tax fees	8,737	9,385	10,010	7,574	4,437
Custody fees	20,407	3,223	5,707	—	28,558
Legal fees	3,033	172	3,931	315	1,060
Printing and shareholder reports fees	2,317	1,718	9,745	—	2,477
Distribution payable	—	—	—	16,885	—
Registration fees	—	5,942	3,714	—	3,394
Other	578	90	1,243	263	—
Collateral for securities on loan	17,040,516	—	40,821,698	3,936,820	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	58,614
Unrealized depreciation on unfunded commitments	—	—	—	537	—
Total liabilities	17,262,864	1,457,619	64,337,978	9,007,334	4,528,071
Net assets	$189,729,477	$31,722,679	$583,576,393	$172,429,941	$52,588,319

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$191,470,789	$30,843,476	$636,735,147	$172,383,530	$51,485,522
Undistributed (distributions in excess of) net investment income (loss)	278,526	3,176	(20,017)	(51,044)	14,269
Undistributed (accumulated) net realized gain (loss)	(11,026,609)	299,080	(73,699,550)	294,400	40,975
Net unrealized appreciation (depreciation) on:
Investment securities	9,005,582	576,947	20,558,108	(196,408)	1,057,162
Unfunded commitments	—	—	—	(537)	—
Translation of assets and liabilities denominated in foreign currencies	1,189	—	2,705	—	(9,609)
Net assets	$189,729,477	$31,722,679	$583,576,393	$172,429,941	$52,588,319
Net assets by class:
Class A	$1,035,156	$12,607,681	$81,678,385	$484,831	$276,840
Class B	—	—	4,256,179	—	—
Class C	1,168,583	5,579,409	69,510,810	944,505	255,847
Class I	473,457	13,535,589	34,224,675	402,305	333,520
Class I2	187,052,281	—	393,906,344	170,598,300	51,722,112
Shares outstanding:
Class A	104,917	1,175,634	8,654,340	48,347	27,099
Class B	—	—	450,880	—	—
Class C	119,290	520,894	7,411,854	94,203	25,045
Class I	47,851	1,256,939	3,622,425	40,122	32,650
Class I2	18,899,584	—	41,677,474	17,014,981	5,062,515
Net asset value per share:
Class A	$9.87	$10.72	$9.44	$10.03	$10.22
Class B	—	—	9.44	—	—
Class C	9.80	10.71	9.38	10.03	10.22
Class I	9.89	10.77	9.45	10.03	10.22
Class I2	9.90	—	9.45	10.03	10.22
Maximum offering price per share: (A)
Class A	$10.44	$11.08	$9.91	$10.53	$10.73

Investment securities, at cost	$195,074,917	$30,454,295	$612,955,155	$162,499,347	$49,004,023
Repurchase agreements, at cost	$2,243,571	$1,153,893	$4,708,047	$10,383,544	$2,169,965
Foreign currency, at cost	$26,187	$—	$—	$—	$111,629
Securities loaned, at value	$16,488,269	$—	$39,991,613	$3,855,060	$—

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Growth Opportunities	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Income & Growth	Transamerica Inflation Opportunities
Assets:
Investment securities, at value	$824,494,971	$1,387,051,926	$4,963,668	$638,629,453	$98,729,058
Repurchase agreements, at value	26,545,640	57,838,337	224,328	21,426,241	3,229,604
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,792
Receivables:
Shares of beneficial interest sold	100,477	1,242,555	10,000	1,098,711	—
Due from adviser	—	—	7,002	—	—
Investment securities sold	7,336,808	9,900,990	45,274	2,522	1,459,867
Interest	7	19,075,066	45,502	6	232,552
Dividends	23,013	296,876	492	2,269,790	387
Dividend reclaims	35,420	—	—	351,864	—
Securities lending income (net)	123,681	42,548	—	200,092	329
12b-1 waiver	—	—	308	—	—
Prepaid expenses	6,924	8,550	16	3,889	—
Total assets	858,666,941	1,475,456,848	5,296,590	663,982,568	103,653,589

Liabilities:
Cash deposit due to broker	880,000	—	—	—	—
Foreign currency, at value	—	—	—	—	31
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	105,684	536,544	1,053	419,819	—
Investment securities purchased	7,172,101	21,931,172	—	2,927,752	1,098,471
Management and advisory fees	452,927	602,044	—	298,815	37,723
Distribution and service fees	37,098	150,799	1,102	71,653	258
Administration fees	15,075	26,441	106	11,177	2,043
Transfer agent fees	45,564	42,528	251	6,689	7,566
Trustees fees	1,205	2,095	3	1,130	531
Audit and tax fees	9,824	8,310	9,331	8,009	4,461
Custody fees	8,415	10,120	1,346	7,687	14,114
Legal fees	9,060	11,533	1,220	4,513	1,458
Printing and shareholder reports fees	13,146	3,104	1,655	—	3,296
Variation margin payable on derivative financial instruments	—	—	—	—	21,317
Registration fees	—	3,427	1,773	1,003	3,394
Other	2,608	2,735	44	1,298	—
Collateral for securities on loan	143,154,010	158,848,916	—	101,422,010	2,010,537
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	14,726
Total liabilities	151,906,717	182,179,768	17,884	105,181,555	3,219,926
Net assets	$706,760,224	$1,293,277,080	$5,278,706	$558,801,013	$100,433,663

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$544,053,030	$1,251,802,141	$5,022,917	$521,827,355	$99,862,879
Undistributed (distributions in excess of) net investment income (loss)	(233,950)	(161,596)	2,251	13,261,722	55,898
Undistributed (accumulated) net realized gain (loss)	40,937,427	4,949,625	55,517	(15,110,143)	(78,749)
Net unrealized appreciation (depreciation) on:
Investment securities	122,000,857	36,686,910	198,021	38,812,876	603,496
Futures contracts	—	—	—	—	2,390
Translation of assets and liabilities denominated in foreign currencies	2,860	—	—	9,203	(12,251)
Net assets	$706,760,224	$1,293,277,080	$5,278,706	$558,801,013	$100,433,663
Net assets by class:
Class A	$101,564,161	$408,975,061	$1,078,143	$65,677,387	$253,550
Class B	4,544,334	7,699,604	—	—	—
Class C	13,485,988	74,705,089	1,132,484	74,397,990	252,489
Class I	65,082,001	122,565,271	3,068,079	45,835,300	273,111
Class I2	522,083,740	679,332,055	—	372,890,336	99,654,513
Shares outstanding:
Class A	9,874,627	41,754,471	99,676	5,871,930	25,213
Class B	507,891	785,494	—	—	—
Class C	1,497,202	7,655,590	104,707	6,677,289	25,107
Class I	5,973,034	12,426,581	283,465	4,090,124	27,159
Class I2	47,488,203	68,730,644	—	33,268,047	9,908,675
Net asset value per share:
Class A	$10.29	$9.79	$10.82	$11.18	$10.06
Class B	8.95	9.80	—	—	—
Class C	9.01	9.76	10.82	11.14	10.06
Class I	10.90	9.86	10.82	11.21	10.06
Class I2	10.99	9.88	—	11.21	10.06
Maximum offering price per share: (A)
Class A	$10.89	$10.28	$11.18	$11.83	$10.56

Investment securities, at cost	$702,494,114	$1,350,365,016	$4,765,647	$599,816,577	$98,125,562
Repurchase agreements, at cost	$26,545,640	$57,838,337	$224,328	$21,426,241	$3,229,604
Foreign currency, at cost	$—	$—	$—	$—	$(31)
Securities loaned, at value	$139,915,116	$155,596,776	$—	$98,278,621	$1,969,729

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica International Equity	Transamerica International Small Cap Value	Transamerica Large Cap Value	Transamerica Mid Cap Growth	Transamerica MLP & Energy Income
Assets:
Investment securities, at value	$905,208,715	$556,906,807	$1,546,344,447	$66,805,704	$409,356,308
Repurchase agreements, at value	21,599,373	6,982,104	29,317,805	430,068	20,077,796
Foreign currency, at value	272,292	178,511	—	—	331,171
Receivables:
Shares of beneficial interest sold	2,105,373	1,428,836	447,970	4,723	1,885,526
Investment securities sold	5,051,955	198,445	8,378,477	—	576,592
Interest	6	2	8	—	376,543
Dividends	3,668,007	2,210,950	563,163	12,203	674,398
Dividend reclaims	440,147	163,640	29,202	—	—
Securities lending income (net)	86,119	34,746	31,631	1,940	15,315
Prepaid expenses	5,067	11,135	13,228	195	2,361
Total assets	938,437,054	568,115,176	1,585,125,931	67,254,833	433,296,010

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	196,712	7,238	311,206	—	48,193
Investment securities purchased	5,898,391	156,404	7,514,279	—	603,901
Management and advisory fees	498,725	399,126	787,760	13,730	292,759
Distribution and service fees	35,311	—	12,794	389	24,382
Administration fees	17,031	10,916	31,368	1,104	6,729
Transfer agent fees	27,829	9,719	10,661	20,372	6,298
Trustees fees	550	506	2,257	1,197	289
Audit and tax fees	7,032	7,283	5,636	6,879	10,981
Custody fees	25,379	19,956	12,668	6,438	3,110
Legal fees	5,643	2,004	21,878	2,253	699
Printing and shareholder reports fees	—	2,255	23,949	10,731	22,752
Registration fees	—	—	4,652	2,053	—
Other	2,355	1,079	6,829	125	741
Collateral for securities on loan	85,876,192	21,393,970	32,913,544	13,639,665	87,822,956
Written options and swaptions, at value	—	—	—	—	348,665
Total liabilities	92,591,150	22,010,456	41,659,481	13,704,936	89,192,455
Net assets	$845,845,904	$546,104,720	$1,543,466,450	$53,549,897	$344,103,555

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$740,494,666	$497,334,839	$1,224,175,567	$51,040,408	$314,770,723
Undistributed (distributions in excess of) net investment income (loss)	5,067,920	2,627,633	1,344,909	(71,897)	740,799
Undistributed (accumulated) net realized gain (loss)	9,757,152	3,345,596	68,228,852	154,895	3,710,936
Net unrealized appreciation (depreciation) on:
Investment securities	90,504,890	42,786,644	249,717,122	2,426,491	25,012,192
Written options and swaptions	—	—	—	—	(133,062)
Translation of assets and liabilities denominated in foreign currencies	21,276	10,008	—	—	1,967
Net assets	$845,845,904	$546,104,720	$1,543,466,450	$53,549,897	$344,103,555
Net assets by class:
Class A	$55,456,034	$—	$19,073,728	$376,950	$38,704,312
Class C	31,129,719	—	9,715,265	388,344	23,341,896
Class I	270,544,533	93,122,894	17,078,528	300,686	61,234,223
Class I2	488,715,618	452,981,826	1,497,598,929	52,483,917	220,823,124
Shares outstanding:
Class A	3,024,052	—	1,485,615	35,969	3,480,731
Class C	1,718,509	—	758,989	37,185	2,107,002
Class I	14,625,539	7,355,563	1,325,315	28,651	5,503,567
Class I2	26,417,729	35,749,223	116,283,082	5,000,387	19,843,597
Net asset value per share:
Class A	$18.34	$—	$12.84	$10.48	$11.12
Class C	18.11	—	12.80	10.44	11.08
Class I	18.50	12.66	12.89	10.49	11.13
Class I2	18.50	12.67	12.88	10.50	11.13
Maximum offering price per share: (A)
Class A	$19.41	$—	$13.59	$11.09	$11.77

Investment securities, at cost	$814,703,825	$514,120,163	$1,296,627,325	$64,379,213	$384,344,116
Repurchase agreements, at cost	$21,599,373	$6,982,104	$29,317,805	$430,068	$20,077,796
Foreign currency, at cost	$272,135	$177,857	$—	$—	$329,788
Securities loaned, at value	$82,091,220	$20,360,391	$31,733,156	$13,336,723	$85,559,680
Premium received on written options and swaptions	$—	$—	$—	$—	$215,603

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Money Market	Transamerica Multi-Managed Balanced	Transamerica Opportunistic Allocation	Transamerica Short-Term Bond	Transamerica Small Cap Core
Assets:
Investment securities, at value	$188,159,758	$458,833,001	$1,198,964	$4,030,350,933	$119,492,253
Repurchase agreements, at value	11,301,222	5,553,809	62,792	50,886,132	2,264,079
Foreign currency, at value	—	11,402	—	—	—
Cash	—	427,061	244	190,103	—
Receivables:
Shares of beneficial interest sold	347,796	679,643	—	13,379,224	58,443
Due from adviser	48,809	—	8,006	—	—
Investment securities sold	—	755,614	—	3,649,879	11,051,954
Interest	50,427	946,937	—	33,870,713	—
Dividends	—	228,992	2,737	—	35,548
Securities lending income (net)	—	3,979	57	26,598	13,870
Variation margin receivable on derivative financial instruments	—	19,215	—	—	—
12b-1 waiver	38,066	—	—	—	—
Prepaid expenses	3,617	3,925	4	33,696	340
Total assets	199,949,695	467,463,578	1,272,804	4,132,387,278	132,916,487

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	427,371	696,107	—	6,474,149	—
Investment securities purchased	—	720,046	—	27,823,983	11,807,362
Management and advisory fees	—	250,158	—	1,502,538	63,576
Distribution and service fees	180,634	130,879	272	917,496	365
Administration fees	4,089	9,334	22	81,191	1,994
Transfer agent fees	37,410	50,275	56	157,719	20,667
Trustees fees	1,174	625	2	5,516	931
Audit and tax fees	8,456	9,581	4,880	5,238	6,823
Custody fees	7,350	13,615	1,243	28,806	2,310
Legal fees	9,809	5,501	8	53,797	2,214
Printing and shareholder reports fees	18,808	—	255	81,826	10,552
Distribution payable	329	—	—	231,764	—
Registration fees	—	6,201	—	3,406	—
Other	1,366	1,216	203	18,934	167
Collateral for securities on loan	—	6,837,885	186,277	121,934,477	24,699,427
Total liabilities	696,796	8,731,423	193,218	159,320,840	36,616,388
Net assets	$199,252,899	$458,732,155	$1,079,586	$3,973,066,438	$96,300,099

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$199,238,980	$379,310,259	$1,041,998	$3,916,200,116	$91,483,639
Undistributed (distributions in excess of) net investment income (loss)	16,027	38,529	2,980	(2,502,018)	167,504
Undistributed (accumulated) net realized gain (loss)	(2,108)	8,312,583	1,283	8,042,621	2,640,593
Net unrealized appreciation (depreciation) on:
Investment securities	—	70,982,012	33,325	51,307,207	2,008,355
Futures contracts	—	88,544	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	228	—	18,512	8
Net assets	$199,252,899	$458,732,155	$1,079,586	$3,973,066,438	$96,300,099
Net assets by class:
Class A	$83,828,832	$164,652,625	$268,530	$1,027,804,534	$292,388
Class B	5,004,387	7,145,695	—	—	—
Class C	25,426,000	113,421,405	267,578	863,619,014	376,670
Class I	19,854,162	173,512,430	543,478	607,132,166	638,539
Class I2	65,139,518	—	—	1,474,510,724	94,992,502
Shares outstanding:
Class A	83,820,062	6,767,884	25,908	98,635,287	27,792
Class B	5,003,761	295,590	—	—	—
Class C	25,420,003	4,733,992	25,832	83,029,675	35,889
Class I	19,853,119	7,105,966	52,421	59,288,540	60,638
Class I2	65,136,188	—	—	144,069,834	9,020,531
Net asset value per share:
Class A	$1.00	$24.33	$10.36	$10.42	$10.52
Class B	1.00	24.17	—	—	—
Class C	1.00	23.96	10.36	10.40	10.50
Class I	1.00	24.42	10.37	10.24	10.53
Class I2	1.00	—	—	10.23	10.53
Maximum offering price per share: (A)
Class A	$1.00	$25.75	$10.96	$10.69	$11.13

Investment securities, at cost	$188,159,758	$387,850,989	$1,165,639	$3,979,043,726	$117,483,898
Repurchase agreements, at cost	$11,301,222	$5,553,809	$62,792	$50,886,132	$2,264,079
Foreign currency, at cost	$—	$11,395	$—	$—	$—
Securities loaned, at value	$—	$6,685,899	$180,233	$119,461,819	$24,052,798

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income	Transamerica Tactical Allocation
Assets:
Investment securities, at value	$638,760,674	$828,154,451	$1,201,072,643	$37,327,530	$13,058,472
Repurchase agreements, at value	23,528,656	20,031,503	14,751,476	1,843,712	471,842
Receivables:
Shares of beneficial interest sold	28,831	30,537	1,540,496	141,189	37,100
Investment securities sold	6,005,708	2,238,838	21,515,974	—	—
Interest	7	5	4	191,472	—
Dividends	—	368,110	278,942	18,792	—
Securities lending income (net)	47,568	32,137	38,587	505	4,452
Prepaid expenses	4,537	6,243	8,960	—	95
Total assets	668,375,981	850,861,824	1,239,207,082	39,523,200	13,571,961

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	21,909	14,512	1,269,851	—	505
Investment securities purchased	15,250,720	3,273,627	21,767,553	453,082	179,102
Management and advisory fees	369,800	505,732	700,371	1,474	1,429
Distribution and service fees	621	919	395,132	915	6,157
Administration fees	11,248	14,912	22,661	408	243
Transfer agent fees	3,410	4,637	109,488	8,161	464
Trustees fees	1,561	1,852	2,080	190	47
Audit and tax fees	7,349	6,414	5,839	4,345	8,243
Custody fees	5,300	5,606	8,318	2,102	5,937
Legal fees	5,464	7,239	11,451	360	95
Printing and shareholder reports fees	2,363	4,716	26,402	863	5,433
Registration fees	5,894	—	—	3,395	4,611
Other	1,565	2,024	3,171	—	61
Collateral for securities on loan	113,137,987	120,535,382	112,538,684	6,676,939	1,263,275
Total liabilities	128,825,191	124,377,572	136,861,001	7,152,234	1,475,602
Net assets	$539,550,790	$726,484,252	$1,102,346,081	$32,370,966	$12,096,359

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$444,114,874	$581,044,453	$863,341,019	$31,977,628	$11,507,840
Undistributed (distributions in excess of) net investment income (loss)	(3,230,872)	2,299,745	(227,492)	49,981	15,346
Undistributed (accumulated) net realized gain (loss)	14,742,297	32,984,534	71,504,693	583	(191,841)
Net unrealized appreciation (depreciation) on:
Investment securities	83,924,491	110,155,520	167,727,861	342,774	765,014
Net assets	$539,550,790	$726,484,252	$1,102,346,081	$32,370,966	$12,096,359
Net assets by class:
Class A	$762,991	$1,002,974	$543,885,428	$906,985	$4,755,688
Class B	—	—	30,484,724	—	—
Class C	562,456	876,728	314,155,009	919,072	6,439,395
Class I	477,427	628,602	191,627,879	4,309,213	901,276
Class I2	537,747,916	723,975,948	22,193,041	26,235,696	—
Shares outstanding:
Class A	63,369	78,160	19,248,678	88,962	454,226
Class B	—	—	1,157,386	—	—
Class C	47,200	68,535	12,057,414	90,219	620,102
Class I	39,516	48,808	6,622,504	422,651	86,660
Class I2	44,426,978	56,172,043	766,161	2,575,169	—
Net asset value per share:
Class A	$12.04	$12.83	$28.26	$10.20	$10.47
Class B	—	—	26.34	—	—
Class C	11.92	12.79	26.05	10.19	10.38
Class I	12.08	12.88	28.94	10.20	10.40
Class I2	12.10	12.89	28.97	10.19	—
Maximum offering price per share: (A)
Class A	$12.74	$13.58	$29.90	$10.79	$11.08

Investment securities, at cost	$554,836,183	$717,998,931	$1,033,344,782	$36,984,756	$12,293,458
Repurchase agreements, at cost	$23,528,656	$20,031,503	$14,751,476	$1,843,712	$471,842
Securities loaned, at value	$110,513,065	$117,454,500	$109,775,509	$6,527,578	$1,235,336

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Tactical Income	Transamerica Tactical Rotation
Assets:
Investments in investment companies, at value	$1,204,199,216	$24,107,246
Repurchase agreements, at value	15,870,966	1,158,166
Receivables:
Shares of beneficial interest sold	1,359,700	147,995
Interest	5	—
Securities lending income (net)	145,541	2,011
Prepaid expenses	9,984	100
Total assets	1,221,585,412	25,415,518

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	3,549,062	5,043
Investment securities purchased	—	361,452
Management and advisory fees	378,205	4,345
Distribution and service fees	419,758	6,933
Administration fees	20,116	398
Transfer agent fees	84,102	338
Trustees fees	1,769	53
Audit and tax fees	8,223	9,084
Custody fees	21,154	6,578
Legal fees	14,790	65
Printing and shareholder reports fees	14,758	4,760
Registration fees	13,440	6,191
Other	4,818	69
Collateral for securities on loan	243,330,915	5,072,773
Total liabilities	247,861,110	5,478,082
Net assets	$973,724,302	$19,937,436

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$958,445,284	$18,563,348
Undistributed (distributions in excess of) net investment income (loss)	2,901,785	(655)
Undistributed (accumulated) net realized gain (loss)	(28,519,848)	539
Net unrealized appreciation (depreciation) on:
Investment securities	40,897,081	1,374,204
Net assets	$973,724,302	$19,937,436
Net assets by class:
Class A	$314,137,181	$10,126,262
Class C	430,882,955	6,156,990
Class I	228,704,166	3,654,184
Shares outstanding:
Class A	30,243,840	881,813
Class C	41,629,891	539,776
Class I	22,014,013	319,154
Net asset value per share:
Class A	$10.39	$11.48
Class C	10.35	11.41
Class I	10.39	11.45
Maximum offering price per share: (A)
Class A	$10.91	$12.15

Investment securities, at cost	$1,163,302,135	$22,733,042
Repurchase agreements, at cost	$15,870,966	$1,158,166
Securities loaned, at value	$238,320,436	$4,961,113

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS

For the period ended April 30, 2014 and year ended December 31, 2013

(unaudited)

	Transamerica Capital Growth	Transamerica Concentrated Growth (A)	Transamerica Concentrated Growth (B)	Transamerica Diversified Equity	Transamerica Dividend Focused	Transamerica Emerging Markets Debt
Investment Income:
Dividend income	$2,906,478	$441,492	$153,200	$9,789,376	$13,089,596	$—
Interest income	2,308	159	144	173	680	19,246,186
Securities lending income (net)	485,186	1,345	—	73,519	18,080	182,745
Withholding taxes on foreign income	(67,077)	(23,343)	(5,581)	(52,071)	(45,234)	(41,801)
Total investment income	3,326,895	419,653	147,763	9,810,997	13,063,122	19,387,130

Expenses:
Management and advisory	3,203,870	183,828	119,870	4,816,302	3,252,152	1,627,094
Distribution and service:
Class A	149,833	102	—	645,354	14,406	138,949
Class B	29,246	—	—	94,501	—	—
Class C	181,026	391	—	242,675	8,647	132,670
Administration	107,183	6,231	—	169,354	126,208	68,423
Transfer agent:
Fund Level	—	—	18,633	—	—	—
Class A	96,306	2,087	—	575,814	628	108,061
Class B	10,623	—	—	34,746	—	—
Class C	21,883	506	—	72,813	823	19,565
Class I	99,346	5,837	—	163,725	1,411	97,423
Class I2	21,244	1,699	—	18,522	37,276	8,852
Class T	—	—	—	52,845	—	—
Trustees	6,845	12,699	49,000	11,336	7,406	4,769
Audit and tax	15,963	6,452	12,000	22,588	18,133	17,805
Custody	53,714	4,334	4,564	98,351	48,315	133,243
Legal	9,160	1,357	2,073	20,497	13,512	8,469
Printing and shareholder reports	21,766	9,772	1,091	52,089	24,307	31,386
Registration	47,540	23,359	22,820	40,966	18,864	28,385
Other	26,923	8,121	30,680	50,513	36,465	22,965
Total expenses	4,102,471	266,775	260,731	7,182,991	3,608,553	2,448,059
Fund expenses (waived/reimbursed) recaptured	—	—	(110,754)	—	—	—
Class expenses (waived/reimbursed) recaptured:
Class A	—	(2,047)	—	—	—	—
Class B	643	—	—	2,127	—	—
Class C	—	(468)	—	—	—	—
Class I	—	(20,217)	—	—	—	—
Total expenses (waived/reimbursed) recaptured	643	(22,732)	(110,754)	2,127	—	—
Net expenses	4,103,114	244,043	149,977	7,185,118	3,608,553	2,448,059
Net investment income (loss)	(776,219)	175,610	(2,214)	2,625,879	9,454,569	16,939,071

Net realized gain (loss) on transactions from:
Investment securities	17,148,312	386,217	413,282	153,730,496	37,372,703	(15,372,392)
Foreign currency transactions	(25,061)	(18)	—	34	—	(1,508,678)
Total realized gain (loss)	17,123,251	386,199	413,282	153,730,530	37,372,703	(16,881,070)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(14,561,333)	(2,737,802)	2,910,000	(79,223,135)	42,181,601	15,456,447
Translation of assets and liabilities denominated in foreign currencies	1,271	(78)	—	15,821	—	252,348
Net change in unrealized appreciation (depreciation)	(14,560,062)	(2,737,880)	2,910,000	(79,207,314)	42,181,601	15,708,795
Net realized and change in unrealized gain (loss)	2,563,189	(2,351,681)	3,323,282	74,523,216	79,554,304	(1,172,275)
Net increase (decrease) in net assets resulting from operations	$1,786,970	$(2,176,071)	$3,321,068	$77,149,095	$89,008,873	$15,766,796

(A)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Statement of Operations represents activity for the four months of January 1, 2014 – April 30, 2014. Refer to the notes to the financial statements for details. Formerly, The Torray Resolute Fund.

(B)	For the year ended December 31, 2013. Prior to January 1, 2014, the Statements of Operations was audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Emerging Markets Equity	Transamerica Enhanced Muni	Transamerica Flexible Income	Transamerica Floating Rate	Transamerica Global Bond (A)
Investment Income:
Dividend income	$1,663,373	$34	$250,313	$28,928	$—
Interest income	132	368,275	9,011,768	2,521,650	255,662
Securities lending income (net)	18,148	—	38,631	2,510	—
Withholding taxes on foreign income	(202,807)	—	68	—	(2,604)
Total investment income	1,478,846	368,309	9,300,780	2,553,088	253,058

Expenses:
Management and advisory	941,850	50,826	1,004,676	400,668	43,324
Distribution and service:
Class A	1,244	12,137	113,579	599	109
Class B	—	—	22,039	—	—
Class C	5,039	19,016	340,454	3,094	422
Administration	24,786	2,888	56,443	16,421	2,006
Transfer agent:
Class A	641	1,271	48,012	137	4,173
Class B	—	—	5,120	—	—
Class C	552	823	32,155	235	1,013
Class I	298	5,469	16,627	197	1,140
Class I2	7,346	—	10,022	4,874	592
Trustees	1,651	180	3,716	1,065	580
Audit and tax	10,875	9,636	11,535	9,287	4,437
Custody	133,854	23,933	42,454	67,271	28,558
Legal	2,793	182	3,216	411	1,060
Printing and shareholder reports	4,704	1,286	13,501	3,232	2,679
Registration	19,982	17,873	28,810	53,560	8,435
Other	8,645	2,108	12,334	4,056	1,458
Total expenses	1,164,260	147,628	1,764,693	565,107	99,986
Fund expenses (waived/reimbursed) recaptured	—	(26,897)	—	(30,505)	(32,365)
Class expenses (waived/reimbursed) recaptured:
Class A	—	(6,879)	(13,220)	(137)	(4,173)
Class C	—	(5,576)	—	(235)	(1,013)
Class I	—	(5,469)	—	(197)	(1,140)
Class I2	—	—	—	(4,874)	(592)
Total expenses (waived/reimbursed) recaptured	—	(44,821)	(13,220)	(35,948)	(39,283)
Net expenses	1,164,260	102,807	1,751,473	529,159	60,703
Net investment income (loss)	314,586	265,502	7,549,307	2,023,929	192,355

Net realized gain (loss) on transactions from:
Investment securities	(2,870,436)	278,899	1,849,990	294,400	136,502
Foreign currency transactions	(76,379)	—	(4,763)	—	(95,527)
Net realized gain (loss)	(2,946,815)	278,899	1,845,227	294,400	40,975

Net change in unrealized appreciation (depreciation) on:
Investment securities	(7,431,187)	641,026	2,815,628	(196,408)	1,057,162
Unfunded commitments	—	—	—	(537)	—
Translation of assets and liabilities denominated in foreign currencies	(30,717)	—	3,647	—	(9,609)
Net change in unrealized appreciation (depreciation)	(7,461,904)	641,026	2,819,275	(196,945)	1,047,553
Net realized and change in unrealized gain (loss)	(10,408,719)	919,925	4,664,502	97,455	1,088,528
Net increase (decrease) in net assets resulting from operations	$(10,094,133)	$1,185,427	$12,213,809	$2,121,384	$1,280,883

(A)	Commenced Operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Growth Opportunities	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Income & Growth	Transamerica Inflation Opportunities (A)
Investment Income:
Dividend income	$2,329,811	$954,187	$2,318	$22,795,620	$3,471
Interest income	1,175	35,474,070	87,881	674	757,060
Securities lending income (net)	540,792	194,758	—	402,406	329
Withholding taxes on foreign income	(28,524)	—	—	(611,240)	—
Total investment income	2,843,254	36,623,015	90,199	22,587,460	760,860

Expenses:
Management and advisory	2,845,113	3,384,150	9,569	1,678,498	84,365
Distribution and service:
Class A	155,501	549,519	1,211	74,331	105
Class B	26,616	38,854	—	—	—
Class C	70,123	366,439	3,760	290,497	418
Administration	94,970	148,246	469	62,681	3,835
Transfer agent:
Class A	151,758	103,117	360	23,155	4,695
Class B	10,771	6,396	—	—	—
Class C	21,989	37,523	107	22,027	1,013
Class I	60,680	58,408	1,097	19,758	1,276
Class I2	20,971	23,077	—	13,273	1,141
Trustees	6,103	8,437	20	3,627	797
Audit and tax	17,697	20,947	9,370	14,114	4,461
Custody	70,711	86,382	10,291	58,343	14,114
Legal	9,363	13,087	580	6,019	1,458
Printing and shareholder reports	19,573	68,990	4,313	12,848	3,684
Registration	36,511	42,362	13,668	18,837	8,435
Other	26,129	36,599	1,591	17,462	1,460
Total expenses	3,644,579	4,992,533	56,406	2,315,470	131,257
Fund expenses (waived/reimbursed) recaptured	—	—	(35,612)	—	(7,565)
Class expenses (waived/reimbursed) recaptured:
Class A	—	—	(924)	—	(4,695)
Class C	—	—	(1,047)	—	(1,013)
Class I	—	—	(1,097)	—	(1,276)
Class I2	—	—	—	—	(1,141)
Total expenses (waived/reimbursed) recaptured	—	—	(38,680)	—	(15,690)
Net expenses	3,644,579	4,992,533	17,726	2,315,470	115,567
Net investment income (loss)	(801,325)	31,630,482	72,473	20,271,990	645,293

Net realized gain (loss) on transactions from:
Investment securities	41,285,647	5,112,843	55,534	(12,952,903)	(37,591)
Futures contracts	—	—	—	—	(171)
Foreign currency transactions	(5,506)	—	(2)	22,134	(40,987)
Net realized gain (loss)	41,280,141	5,112,843	55,532	(12,930,769)	(78,749)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(39,172,650)	15,893,283	188,066	12,779,807	603,496
Futures contracts	—	—	—	—	2,390
Translation of assets and liabilities denominated in foreign currencies	2,874	—	—	8,374	(12,251)
Net change in unrealized appreciation (depreciation)	(39,169,776)	15,893,283	188,066	12,788,181	593,635
Net realized and change in unrealized gain (loss)	2,110,365	21,006,126	243,598	(142,588)	514,886
Net increase (decrease) in net assets resulting from operations	$1,309,040	$52,636,608	$316,071	$20,129,402	$1,160,179

(A)	Commenced Operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica International Equity	Transamerica International Small Cap Value	Transamerica Large Cap Value	Transamerica Mid Cap Growth (A)	Transamerica MLP & Energy Income
Investment Income:
Dividend income	$15,859,391	$5,820,218	$17,069,159	$196,197	$4,721,980
Interest income	1,303	903	2,178	79	644,067
Securities lending income (net)	181,512	136,004	440,179	8,860	76,450
Withholding taxes on foreign income	(998,349)	(537,099)	(213,313)	—	(74,632)
Total investment income	15,043,857	5,420,026	17,298,203	205,136	5,367,865

Expenses:
Management and advisory	2,702,653	1,776,527	4,757,048	185,881	1,506,736
Distribution and service:
Class A	50,093	—	19,614	413	34,480
Class C	120,288	—	47,732	1,525	61,366
Administration	91,368	48,373	189,429	6,454	34,414
Transfer agent:
Class A	26,793	—	6,651	14,135	11,701
Class C	12,868	—	4,195	4,453	5,246
Class I	118,083	20,322	8,771	1,678	14,680
Class I2	16,828	13,023	55,315	1,903	7,926
Trustees	5,180	2,573	12,360	1,549	2,072
Audit and tax	14,758	11,374	24,364	7,756	13,190
Custody	203,531	152,000	71,363	10,414	22,968
Legal	6,393	2,756	19,713	2,303	6,043
Printing and shareholder reports	14,036	5,198	33,942	13,574	12,095
Registration	42,764	15,680	18,570	55,613	35,512
Other	20,582	9,257	54,330	3,472	8,778
Total expenses	3,446,218	2,057,083	5,323,397	311,123	1,777,207
Fund expenses (waived/reimbursed) recaptured	—	—	—	(15,940)	—
Class expenses (waived/reimbursed) recaptured:
Class A	—	—	—	(14,135)	—
Class C	—	—	—	(4,453)	337
Class I	—	89	—	(1,678)	1,595
Class I2	—	—	—	(1,904)	—
Total expenses (waived/reimbursed) recaptured	—	89	—	(38,110)	1,932
Net expenses	3,446,218	2,057,172	5,323,397	273,013	1,779,139
Net investment income (loss)	11,597,639	3,362,854	11,974,806	(67,877)	3,588,726

Net realized gain (loss) on transactions from:
Investment securities	10,261,753	3,451,554	69,152,568	154,895	3,867,215
Written options and swaptions	—	—	—	—	262,060
Foreign currency transactions	(5,122)	(106,832)	(326)	—	(28,533)
Net realized gain (loss)	10,256,631	3,344,722	69,152,242	154,895	4,100,742

Net change in unrealized appreciation (depreciation) on:
Investment securities	8,483,382	16,442,924	32,972,208	2,426,491	20,583,107
Written options and swaptions	—	—	—	—	(133,062)
Translation of assets and liabilities denominated in foreign currencies	12,652	(834)	—	—	2,259
Net change in unrealized appreciation (depreciation)	8,496,034	16,442,090	32,972,208	2,426,491	20,452,304
Net realized and change in unrealized gain (loss)	18,752,665	19,786,812	102,124,450	2,581,386	24,553,046
Net increase (decrease) in net assets resulting from operations	$30,350,304	$23,149,666	$114,099,256	$2,513,509	$28,141,772

(A)	Commenced operations on October 31, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Money Market	Transamerica Multi-Managed Balanced	Transamerica Opportunistic Allocation	Transamerica Short-Term Bond	Transamerica Small Cap Core
Investment Income:
Dividend income	$—	$2,625,547	$45,437	$—	$793,727
Interest income	243,426	2,532,029	3	57,614,683	145
Securities lending income (net)	—	23,454	439	133,804	74,008
Withholding taxes on foreign income	—	(48)	—	1,062	(2,456)
Total investment income	243,426	5,180,982	45,879	57,749,549	865,424

Expenses:
Management and advisory	419,656	1,472,019	2,151	8,938,900	368,034
Distribution and service:
Class A	122,597	221,684	362	1,379,382	380
Class B	27,192	37,810	—	—	—
Class C	131,833	513,407	1,277	4,283,790	1,425
Administration	26,229	54,926	128	482,831	11,501
Transfer agent:
Class A	142,150	141,797	14	320,057	14,135
Class B	10,596	14,323	—	—	—
Class C	21,098	52,627	14	297,678	4,453
Class I	25,945	107,151	277	278,112	1,694
Class I2	2,648	—	—	56,169	3,418
Trustees	2,548	3,541	8	31,259	1,555
Audit and tax	10,235	12,044	5,632	52,592	7,798
Custody	40,770	107,247	3,224	200,099	17,151
Legal	4,225	5,331	10	49,247	2,303
Printing and shareholder reports	13,178	51,017	3,642	133,406	13,598
Registration	42,794	29,437	52,563	68,928	53,560
Other	9,650	15,884	407	134,027	3,600
Total expenses	1,053,344	2,840,245	69,709	16,706,477	504,605
Fund expenses (waived/reimbursed) recaptured	(355,723)	—	(62,903)	—	—
Class expenses (waived/reimbursed) recaptured:
Class A	(262,210)	—	(14)	(159,874)	(14,123)
Class B	(37,397)	—	—	—	—
Class C	(151,046)	—	(14)	—	(4,441)
Class I	(25,945)	—	(277)	—	(1,682)
Class I2	(2,648)	—	—	—	—
Total expenses (waived/reimbursed) recaptured	(834,969)	—	(63,208)	(159,874)	(20,246)
Net expenses	218,375	2,840,245	6,501	16,546,603	484,359
Net investment income (loss)	25,051	2,340,737	39,378	41,202,946	381,065

Net realized gain (loss) on transactions from:
Investment securities	—	11,713,214	1,283	8,172,216	2,640,605
Futures contracts	—	1,001,114	—	—	—
Written options and swaptions	—	(24,732)	—	—	—
TBA short commitments	—	(47)	—	—	—
Swap agreements	—	(8,276)	—	—	—
Foreign currency transactions	—	(11,345)	—	(18,950)	(12)
Net realized gain (loss)	—	12,669,928	1,283	8,153,266	2,640,593

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	10,483,536	33,325	3,637,982	2,008,355
Futures contracts	—	15,256	—	—	—
Written options and swaptions	—	3,841	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(7,915)	—	21,665	8
TBA short commitments	—	22,735	—	—	—
Net change in unrealized appreciation (depreciation)	—	10,517,453	33,325	3,659,647	2,008,363
Net realized and change in unrealized gain (loss)	—	23,187,381	34,608	11,812,913	4,648,956
Net increase (decrease) in net assets resulting from operations	$25,051	$25,528,118	$73,986	$53,015,859	$5,030,021

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income (A)	Transamerica Tactical Allocation
Investment Income:
Dividend income	$912,844	$7,851,779	$8,144,650	$47,136	$172,299
Interest income	766	1,276	924	30,290	11
Securities lending income (net)	226,175	104,261	352,675	505	27,132
Withholding taxes on foreign income	—	—	(42,943)	(37)	—
Total investment income	1,139,785	7,957,316	8,455,306	77,894	199,442

Expenses:
Management and advisory	2,290,788	3,040,694	4,139,995	13,584	31,779
Distribution and service:
Class A	967	1,434	748,146	369	5,955
Class B	—	—	157,647	—	—
Class C	2,630	3,751	1,509,450	1,476	30,187
Administration	69,728	89,759	133,867	515	1,444
Transfer agent:
Class A	498	1,217	459,274	5,217	2,419
Class B	—	—	26,476	—	—
Class C	182	233	185,802	1,266	3,161
Class I	341	435	98,032	1,641	735
Class I2	20,854	26,836	825	112	—
Trustees	4,186	5,479	8,163	196	77
Audit and tax	13,943	15,031	18,693	4,345	9,264
Custody	30,929	38,230	72,728	2,102	9,788
Legal	7,330	9,566	13,099	360	149
Printing and shareholder reports	9,098	11,264	60,504	909	2,459
Registration	18,286	30,520	47,936	8,435	16,587
Other	20,142	25,551	36,223	1,456	1,909
Total expenses	2,489,902	3,300,000	7,716,860	41,983	115,913
Fund expenses (waived/reimbursed) recaptured	—	—	—	(12,349)	(24,343)
Class expenses (waived/reimbursed) recaptured:
Class A	—	—	—	(5,217)	(2,419)
Class C	—	—	—	(1,266)	(3,161)
Class I	—	—	—	(1,641)	(735)
Class I2	—	—	—	(112)	—
Total expenses (waived/reimbursed) recaptured	—	—	—	(20,585)	(30,658)
Net expenses	2,489,902	3,300,000	7,716,860	21,398	85,255
Net investment income (loss)	(1,350,117)	4,657,316	738,446	56,496	114,187

Net realized gain (loss) on transactions from:
Investment securities	27,213,206	35,124,059	72,652,303	580	66,754
Foreign currency transactions	—	—	—	3	—
Net realized gain (loss)	27,213,206	35,124,059	72,652,303	583	66,754

Net change in unrealized appreciation (depreciation) on:
Investment securities	(39,552,250)	(9,670,551)	(13,683,233)	342,774	161,782
Net change in unrealized appreciation (depreciation)	(39,552,250)	(9,670,551)	(13,683,233)	342,774	161,782
Net realized and change in unrealized gain (loss)	(12,339,044)	25,453,508	58,969,070	343,357	228,536
Net increase (decrease) in net assets resulting from operations	$(13,689,161)	$30,110,824	$59,707,516	$399,853	$342,723

(A)	Commenced operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Tactical Income	Transamerica Tactical Rotation
Investment Income:
Dividend income	$24,151,673	$147,999
Interest income	706	56
Securities lending income (net)	581,332	8,410
Total investment income	24,733,711	156,465

Expenses:
Management and advisory	2,378,914	45,279
Distribution and service:
Class A	461,491	11,760
Class C	2,208,445	24,592
Administration	126,677	2,058
Transfer agent:
Class A	168,887	4,736
Class C	208,124	3,562
Class I	130,676	1,680
Trustees	8,508	99
Audit and tax	20,401	9,273
Custody	31,029	10,499
Legal	14,272	152
Printing and shareholder reports	68,229	2,362
Registration	38,849	18,113
Other	38,567	1,960
Total expenses	5,903,069	136,125
Fund expenses (waived/reimbursed) recaptured	—	(19,817)
Class expenses (waived/reimbursed) recaptured:
Class A	(54,697)	(4,736)
Class C	—	(3,562)
Class I	—	(1,680)
Total expenses (waived/reimbursed) recaptured	(54,697)	(29,795)
Net expenses	5,848,372	106,330
Net investment income (loss)	18,885,339	50,135

Net realized gain (loss) on transactions from:
Investment securities	8,446,880	108,405
Net realized gain (loss)	8,446,880	108,405

Net change in unrealized appreciation (depreciation) on:
Investment securities	9,602,483	505,664
Net change in unrealized appreciation (depreciation)	9,602,483	505,664
Net realized and change in unrealized gain (loss)	18,049,363	614,069
Net increase (decrease) in net assets resulting from operations	$36,934,702	$664,204

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS

For the period and years ended:

	Transamerica Capital Growth		Transamerica Concentrated Growth (A)
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (B)	December 31, 2013 (C)	December 31, 2012 (C)
From operations:
Net investment income (loss)	$(776,219)	$1,252,016	$175,610	$(2,214)	$2,628
Net realized gain (loss)	17,123,251	21,150,562	386,199	413,282	61,007
Net change in unrealized appreciation (depreciation)	(14,560,062)	228,456,042	(2,737,880)	2,910,000	607,782
Net increase (decrease) in net assets resulting from operations	1,786,970	250,858,620	(2,176,071)	3,321,068	671,417

Distributions to shareholders:
Net investment income:
Fund Level	—	—	—	(3,382)	(2,880)
Class I	—	(414,609)	—	—	—
Class I2	—	(4,858,470)	—	—	—
Total distributions from net investment income	—	(5,273,079)	—	(3,382)	(2,880)
Net realized gains:
Fund Level	—	—	(377,911)	(293,304)	(23,593)
Class A	(2,081,466)	(1,530,417)	—	—	—
Class B	(145,269)	(139,179)	—	—	—
Class C	(760,899)	(494,636)	—	—	—
Class I	(2,778,746)	(1,819,062)	—	—	—
Class I2	(15,844,893)	(18,146,877)	—	—	—
Total distributions from net realized gains	(21,611,273)	(22,130,171)	(377,911)	(293,304)	(23,593)
Total distributions to shareholders	(21,611,273)	(27,403,250)	(377,911)	(296,686)	(26,473)

Capital share transactions:
Proceeds from shares sold:
Fund Level	—	—	176,841	489,107	7,365,038
Class A	41,674,697	13,760,514	16,000	—	—
Class B	99,741	406,133	—	—	—
Class C	20,764,416	5,432,545	—	—	—
Class I	76,383,701	17,805,329	174,850	—	—
Class I2	179,855,883	18,632,003	200,011,176	—	—
	318,778,438	56,036,524	200,378,867	489,107	7,365,038
Issued from fund acquisition:
Class A	—	—	250,000	—	—
Class C	—	—	250,000	—	—
Class I	—	—	13,403,448	—	—
Class I2	—	—	10	—	—
	—	—	13,903,458	—	—
Dividends and distributions reinvested:
Fund Level	—	—	370,421	290,954	24,168
Class A	1,996,249	1,494,049	—	—	—
Class B	139,326	134,512	—	—	—
Class C	656,374	444,699	—	—	—
Class I	2,365,528	1,856,211	—	—	—
Class I2	15,844,893	23,005,347	—	—	—
	21,002,370	26,934,818	370,421	290,954	24,168
Redeemed due to acquisition:
Fund Level	—	—	(13,403,428)	—	—
Cost of shares redeemed:
Fund Level	—	—	(749,632)	(363,523)	(514,433)
Class A	(11,135,002)	(17,737,159)	—	—	—
Class B	(420,641)	(839,159)	—	—	—
Class C	(2,945,005)	(5,273,413)	—	—	—
Class I	(37,585,417)	(23,628,247)	(116,763)	—	—
Class I2	(49,286,877)	(238,009,204)	—	—	—
	(101,372,942)	(285,487,182)	(866,395)	(363,523)	(514,433)
Automatic conversions:
Class A	744,868	1,097,663	—	—	—
Class B	(744,868)	(1,097,663)	—	—	—
	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	238,407,866	(202,515,840)	200,382,903	416,538	6,874,773

Net increase (decrease) in net assets	218,583,563	20,939,530	197,828,921	3,440,920	7,519,717

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Capital Growth		Transamerica Concentrated Growth (A)
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (B)	December 31, 2013 (C)	December 31, 2012 (C)

Net assets:
Beginning of period/year	737,844,801	716,905,271	13,761,252	10,320,332	2,800,615
End of period/year	$956,428,364	$737,844,801	$211,590,173	$13,761,252	$10,320,332
Undistributed (distributions in excess of) net investment income (loss)	$(776,219)	$—	$175,610	$—	$—

Share activity:
Shares issued:
Fund Level	—	—	11,501	36,709	611,391
Class A	1,808,859	736,697	1,045	—	—
Class B	4,736	25,736	—	—	—
Class C	1,011,014	312,545	—	—	—
Class I	3,304,314	930,310	11,561	—	—
Class I2	10,757,694	1,544,176	12,871,663	—	—
	16,886,617	3,549,464	12,895,770	36,709	611,391
Issued from fund acquisition:
Class A	—	—	16,060	—	—
Class C	—	—	16,060	—	—
Class I	—	—	861,025	—	—
Class I2	—	—	1	—	—
	—	—	893,146	—	—
Shares issued-reinvested from dividends and distributions:
Fund Level	—	—	23,929	20,038	1,979
Class A	89,198	95,102	—	—	—
Class B	6,924	9,433	—	—	—
Class C	32,558	31,185	—	—	—
Class I	103,751	116,596	—	—	—
Class I2	1,026,888	2,118,356	—	—	—
	1,259,319	2,370,672	23,929	20,038	1,979
Redeemed due to acquisition:
Fund Level	—	—	(861,025)	—	—
Shares redeemed:
Fund Level	—	—	(47,628)	(26,638)	(44,281)
Class A	(493,206)	(1,034,466)	—	—	—
Class B	(20,906)	(53,494)	—	—	—
Class C	(145,076)	(338,280)	—	—	—
Class I	(1,632,127)	(1,324,163)	(7,683)	—	—
Class I2	(3,155,482)	(19,954,282)	—	—	—
	(5,446,797)	(22,704,685)	(55,311)	(26,638)	(44,281)
Automatic conversions:
Class A	32,789	63,975	—	—	—
Class B	(36,498)	(70,611)	—	—	—
	(3,709)	(6,636)	—	—	—

Net increase (decrease) in shares outstanding:
Fund Level	—	—	(873,223)	30,109	569,089
Class A	1,437,640	(138,692)	17,105	—	—
Class B	(45,744)	(88,936)	—	—	—
Class C	898,496	5,450	16,060	—	—
Class I	1,775,938	(277,257)	864,903	—	—
Class I2	8,629,100	(16,291,750)	12,871,664	—	—
	12,695,430	(16,791,185)	12,896,509	30,109	569,089

(A)	Formerly, The Torray Resolute Fund.

(B)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Statement of Changes in Net Assets represents activity for the four months of January 1, 2014 – April 30, 2014. Refer to the notes to the financial statements for details.

(C)	Prior to January 1, 2014, the Statements of Changes in Net Assets was audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Diversified Equity		Transamerica Dividend Focused		Transamerica Emerging Markets Debt
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$2,625,879	$11,869,628	$9,454,569	$15,514,784	$16,939,071	$40,731,202
Net realized gain (loss)	153,730,530	185,255,598	37,372,703	7,966,064	(16,881,070)	(18,903,673)
Net change in unrealized appreciation (depreciation)	(79,207,314)	153,323,695	42,181,601	166,845,843	15,708,795	(31,684,002)
Net increase (decrease) in net assets resulting from operations	77,149,095	350,448,921	89,008,873	190,326,691	15,766,796	(9,856,473)

Distributions to shareholders:
Net investment income:
Class A	(3,465,593)	(769,591)	(13,514)	(7,753)	(3,083,791)	(5,102,239)
Class C	(26,539)	—	(10,326)	(5,285)	(770,117)	(838,968)
Class I	(2,870,434)	(1,532,076)	(25,992)	(15,822)	(5,544,463)	(3,993,888)
Class I2	(6,480,546)	(4,002,443)	(10,020,280)	(13,934,773)	(8,941,004)	(23,246,897)
Class T	(482,132)	(228,735)	—	—	—	—
Total distributions from net investment income	(13,325,244)	(6,532,845)	(10,070,112)	(13,963,633)	(18,339,375)	(33,181,992)
Net realized gains:
Class A	—	—	(11,140)	—	—	(2,255,450)
Class C	—	—	(11,903)	—	—	(280,946)
Class I	—	—	(13,662)	—	—	(1,051,779)
Class I2	—	—	(7,935,194)	—	—	(11,406,660)
Total distributions from net realized gains	—	—	(7,971,899)	—	—	(14,994,835)
Total distributions to shareholders	(13,325,244)	(6,532,845)	(18,042,011)	(13,963,633)	(18,339,375)	(48,176,827)

Capital share transactions:
Proceeds from shares sold:
Class A	5,226,019	11,366,538	63,141,085	1,687,850	26,281,854	199,752,472
Class B	69,757	1,223,955	—	—	—	—
Class C	1,135,777	2,754,039	1,073,829	1,217,386	3,389,131	28,974,971
Class I	4,199,867	10,465,200	2,223,929	1,889,290	192,616,190	200,189,453
Class I2	3,607,296	12,660,078	4,529,697	975,076,469	19,465,622	85,050,900
Class T	679,534	785,477	—	—	—	—
	14,918,250	39,255,287	70,968,540	979,870,995	241,752,797	513,967,796
Dividends and distributions reinvested:
Class A	3,398,573	755,349	24,458	7,701	2,933,777	7,018,704
Class C	25,661	—	22,134	5,285	640,455	881,693
Class I	2,833,632	1,502,638	39,654	15,822	4,767,047	3,477,805
Class I2	6,470,354	3,997,098	17,955,474	13,934,773	8,941,004	34,653,557
Class T	474,365	225,596	—	—	—	—
	13,202,585	6,480,681	18,041,720	13,963,581	17,282,283	46,031,759
Cost of shares redeemed:
Class A	(28,265,349)	(91,495,788)	(752,910)	(542,220)	(71,767,770)	(127,182,355)
Class B	(1,118,569)	(2,834,318)	—	—	—	—
Class C	(3,531,933)	(8,053,129)	(148,363)	(29,705)	(9,079,824)	(7,542,455)
Class I	(52,474,423)	(138,001,397)	(213,221)	(367,253)	(56,320,255)	(108,612,869)
Class I2	(211,475,661)	(179,355,730)	(110,626,126)	(141,733,627)	(196,997,822)	(247,977,045)
Class T	(4,304,245)	(9,082,315)	—	—	—	—
	(301,170,180)	(428,822,677)	(111,740,620)	(142,672,805)	(334,165,671)	(491,314,724)
Automatic conversions:
Class A	1,745,607	3,970,796	—	—	—	—
Class B	(1,745,607)	(3,970,796)	—	—	—	—
	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	(273,049,345)	(383,086,709)	(22,730,360)	851,161,771	(75,130,591)	68,684,831

Net increase (decrease) in net assets	(209,225,494)	(39,170,633)	48,236,502	1,027,524,829	(77,703,170)	10,651,531

Net assets:
Beginning of period/year	1,414,324,349	1,453,494,982	1,027,524,829	—	633,767,637	623,116,106
End of period/year	$1,205,098,855	$1,414,324,349	$1,075,761,331	$1,027,524,829	$556,064,467	$633,767,637
Undistributed (distributions in excess of) net investment income (loss)	$1,183,102	$11,882,467	$982,460	$1,598,003	$4,936,946	$6,337,250

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Diversified Equity		Transamerica Dividend Focused		Transamerica Emerging Markets Debt
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013
Share activity:
Shares issued:
Class A	294,486	771,500	4,892,364	149,971	2,494,968	17,579,315
Class B	4,031	83,088	—	—	—	—
Class C	65,172	179,174	85,968	110,535	322,346	2,534,373
Class I	233,835	680,611	179,937	175,331	18,427,339	17,666,138
Class I2	200,789	875,085	359,386	96,711,870	1,855,392	7,317,501
Class T	17,614	24,274	—	—	—	—
	815,927	2,613,732	5,517,655	97,147,707	23,100,045	45,097,327
Shares issued-reinvested from dividends and distributions:
Class A	193,430	47,269	1,973	683	281,169	625,834
Class C	1,482	—	1,789	467	61,514	79,270
Class I	159,552	92,755	3,182	1,409	454,655	314,041
Class I2	365,144	247,039	1,450,741	1,254,768	856,092	3,076,060
Class T	12,532	6,577	—	—	—	—
	732,140	393,640	1,457,685	1,257,327	1,653,430	4,095,205
Shares redeemed:
Class A	(1,593,939)	(6,028,455)	(59,061)	(46,703)	(6,834,383)	(11,480,882)
Class B	(64,477)	(192,092)	—	—	—	—
Class C	(202,341)	(549,732)	(11,875)	(2,556)	(867,925)	(699,828)
Class I	(2,886,691)	(9,056,038)	(17,272)	(33,636)	(5,335,581)	(9,679,319)
Class I2	(11,706,610)	(11,316,596)	(9,010,238)	(12,586,459)	(18,779,113)	(22,797,436)
Class T	(112,418)	(281,788)	—	—	—	—
	(16,566,476)	(27,424,701)	(9,098,446)	(12,669,354)	(31,817,002)	(44,657,465)
Automatic conversions:
Class A	98,905	265,338	—	—	—	—
Class B	(100,410)	(269,403)	—	—	—	—
	(1,505)	(4,065)	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	(1,007,118)	(4,944,348)	4,835,276	103,951	(4,058,246)	6,724,267
Class B	(160,856)	(378,407)	—	—	—	—
Class C	(135,687)	(370,558)	75,882	108,446	(484,065)	1,913,815
Class I	(2,493,304)	(8,282,672)	165,847	143,104	13,546,413	8,300,860
Class I2	(11,140,677)	(10,194,472)	(7,200,111)	85,380,179	(16,067,629)	(12,403,875)
Class T	(82,272)	(250,937)	—	—	—	—
	(15,019,914)	(24,421,394)	(2,123,106)	85,735,680	(7,063,527)	4,535,067

(A)	Commenced operations on January 4, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Equity		Transamerica Enhanced Muni		Transamerica Flexible Income
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$314,586	$3,242,898	$265,502	$220,501	$7,549,307	$11,370,399
Net realized gain (loss)	(2,946,815)	(3,180,413)	278,899	20,181	1,845,227	4,476,578
Net change in unrealized appreciation (depreciation)	(7,461,904)	14,498,443	641,026	(64,079)	2,819,275	(3,941,600)
Net increase (decrease) in net assets resulting from operations	(10,094,133)	14,560,928	1,185,427	176,603	12,213,809	11,905,377

Distributions to shareholders:
Net investment income:
Class A	(8,906)	(835)	(102,766)	(78,248)	(1,340,127)	(3,702,894)
Class B	—	—	—	—	(54,125)	(223,929)
Class C	(6,643)	—	(33,452)	(19,225)	(898,731)	(3,315,312)
Class I	(5,913)	(1,251)	(132,493)	(133,926)	(572,036)	(1,972,149)
Class I2	(2,879,766)	(777,953)	—	—	(5,038,680)	(2,885,897)
Total distributions from net investment income	(2,901,228)	(780,039)	(268,711)	(231,399)	(7,903,699)	(12,100,181)
Total distributions to shareholders	(2,901,228)	(780,039)	(268,711)	(231,399)	(7,903,699)	(12,100,181)

Capital share transactions:
Proceeds from shares sold:
Class A	283,117	546,045	7,094,944	7,973,706	16,670,339	40,284,829
Class B	—	—	—	—	118,909	831,725
Class C	348,706	602,881	3,730,422	2,064,192	9,646,236	43,043,792
Class I	110,862	469,604	6,943,486	12,848,497	10,968,314	50,944,316
Class I2	16,737,686	112,493,513	—	—	330,985,180	495,080
	17,480,371	114,112,043	17,768,852	22,886,395	368,388,978	135,599,742
Dividends and distributions reinvested:
Class A	8,906	835	97,472	72,796	1,211,855	3,293,438
Class B	—	—	—	—	49,137	201,200
Class C	6,643	—	26,958	17,748	585,690	1,813,634
Class I	5,913	1,251	130,749	131,713	367,988	1,183,925
Class I2	2,879,766	777,953	—	—	5,038,680	2,885,897
	2,901,228	780,039	255,179	222,257	7,253,350	9,378,094
Cost of shares redeemed:
Class A	(24,173)	(92,166)	(1,157,055)	(1,812,300)	(15,525,319)	(42,930,806)
Class B	—	—	—	—	(428,434)	(2,195,747)
Class C	(55,705)	(11,720)	(118,510)	(314,617)	(12,776,630)	(54,966,032)
Class I	(121,620)	(262,066)	(593,333)	(6,276,109)	(10,309,106)	(50,313,429)
Class I2	(39,942,605)	(13,859,813)	—	—	(1,816,063)	(75,467,479)
	(40,144,103)	(14,225,765)	(1,868,898)	(8,403,026)	(40,855,552)	(225,873,493)
Automatic conversions:
Class A	—	—	—	—	326,283	674,074
Class B	—	—	—	—	(326,283)	(674,074)
	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	(19,762,504)	100,666,317	16,155,133	14,705,626	334,786,776	(80,895,657)

Net increase (decrease) in net assets	(32,757,865)	114,447,206	17,071,849	14,650,830	339,096,886	(81,090,461)

Net assets:
Beginning of period/year	222,487,342	108,040,136	14,650,830	—	244,479,507	325,569,968
End of period/year	$189,729,477	$222,487,342	$31,722,679	$14,650,830	$583,576,393	$244,479,507
Undistributed (distributions in excess of) net investment income (loss)	$278,526	$2,865,168	$3,176	$6,385	$(20,017)	$334,375

Share activity:
Shares issued:
Class A	29,066	54,862	675,415	770,305	1,779,556	4,264,329
Class B	—	—	—	—	12,651	88,010
Class C	35,715	62,943	358,073	199,980	1,033,406	4,590,351
Class I	11,511	45,972	664,571	1,233,436	1,166,572	5,372,218
Class I2	1,657,437	11,067,191	—	—	35,332,892	52,542
	1,733,729	11,230,968	1,698,059	2,203,721	39,325,077	14,367,450

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Equity		Transamerica Enhanced Muni		Transamerica Flexible Income
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013
Shares issued-reinvested from dividends and distributions:
Class A	912	84	9,272	7,055	129,365	351,067
Class B	—	—	—	—	5,244	21,432
Class C	683	—	2,565	1,721	62,916	194,558
Class I	605	126	12,396	12,672	39,233	125,870
Class I2	294,455	78,186	—	—	536,059	307,132
	296,655	78,396	24,233	21,448	772,817	1,000,059
Shares redeemed:
Class A	(2,504)	(9,519)	(110,774)	(175,639)	(1,656,651)	(4,570,287)
Class B	—	—	—	—	(45,719)	(233,263)
Class C	(5,850)	(1,178)	(11,278)	(30,167)	(1,372,637)	(5,890,608)
Class I	(12,740)	(29,673)	(56,870)	(609,266)	(1,100,615)	(5,337,746)
Class I2	(4,156,580)	(1,399,120)	—	—	(193,429)	(8,027,144)
	(4,177,674)	(1,439,490)	(178,922)	(815,072)	(4,369,051)	(24,059,048)
Automatic conversions:
Class A	—	—	—	—	34,780	71,662
Class B	—	—	—	—	(34,780)	(71,668)
	—	—	—	—	—	(6)

Net increase (decrease) in shares outstanding:
Class A	27,474	45,427	573,913	601,721	287,050	116,771
Class B	—	—	—	—	(62,604)	(195,489)
Class C	30,548	61,765	349,360	171,534	(276,315)	(1,105,699)
Class I	(624)	16,425	620,097	636,842	105,190	160,342
Class I2	(2,204,688)	9,746,257	—	—	35,675,522	(7,667,470)
	(2,147,290)	9,869,874	1,543,370	1,410,097	35,728,843	(8,691,545)

(A)	Commenced operations on October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate	Transamerica Global Bond	Transamerica Growth Opportunities
	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited) (B)	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$2,023,929	$192,355	$(801,325)	$1,213,387
Net realized gain (loss)	294,400	40,975	41,280,141	30,035,549
Net change in unrealized appreciation (depreciation)	(196,945)	1,047,553	(39,169,776)	157,779,255
Net increase (decrease) in net assets resulting from operations	2,121,384	1,280,883	1,309,040	189,028,191

Distributions to shareholders:
Net investment income:
Class A	(5,632)	(828)	—	(257,012)
Class B	—	—	—	—
Class C	(6,315)	(453)	—	—
Class I	(5,413)	(1,060)	—	(675,466)
Class I2	(2,057,613)	(175,745)	—	(4,186,160)
Total distributions from net investment income	(2,074,973)	(178,086)	—	(5,118,638)
Net realized gains:
Class A	—	—	(4,376,858)	(901,789)
Class B	—	—	(251,719)	(60,751)
Class C	—	—	(616,094)	(118,782)
Class I	—	—	(2,708,792)	(704,338)
Class I2	—	—	(20,801,283)	(3,690,555)
Total distributions from net realized gains	—	—	(28,754,746)	(5,476,215)
Total distributions to shareholders	(2,074,973)	(178,086)	(28,754,746)	(10,594,853)

Capital share transactions:
Proceeds from shares sold:
Class A	1,229,895	270,367	4,110,964	6,685,229
Class B	—	—	22,230	419,541
Class C	2,069,272	250,000	1,598,668	1,202,500
Class I	480,725	326,732	3,657,691	5,205,955
Class I2	168,511,144	50,460,337	1,006,750	26,972,272
	172,291,036	51,307,436	10,396,303	40,485,497
Dividends and distributions reinvested:
Class A	4,793	828	4,325,183	1,148,525
Class B	—	—	247,546	59,946
Class C	5,504	453	601,654	115,797
Class I	4,497	1,060	2,693,411	1,372,507
Class I2	2,040,873	175,745	20,801,283	7,876,715
	2,055,667	178,086	28,669,077	10,573,490
Cost of shares redeemed:
Class A	(750,317)	—	(8,435,848)	(22,012,553)
Class B	—	—	(403,149)	(757,870)
Class C	(1,129,936)	—	(1,062,798)	(2,296,185)
Class I	(82,910)	—	(7,364,150)	(38,753,244)
Class I2	(10)	—	(9,401,735)	(29,803,079)
	(1,963,173)	—	(26,667,680)	(93,622,931)
Automatic conversions:
Class A	—	—	615,462	1,284,879
Class B	—	—	(615,462)	(1,284,879)
	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	172,383,530	51,485,522	12,397,700	(42,563,944)

Net increase (decrease) in net assets	172,429,941	52,588,319	(15,048,006)	135,869,394

Net assets:
Beginning of period/year	—	—	721,808,230	585,938,836
End of period/year	$172,429,941	$52,588,319	$706,760,224	$721,808,230
Undistributed (distributions in excess of) net investment income (loss)	$(51,044)	$14,269	$(233,950)	$567,375

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate	Transamerica Global Bond	Transamerica Growth Opportunities
	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited) (B)	April 30, 2014 (unaudited)	October 31, 2013
Share activity:
Shares issued:
Class A	122,454	27,017	364,871	691,999
Class B	—	—	2,326	50,052
Class C	205,976	25,000	160,633	140,807
Class I	47,941	32,545	306,822	524,902
Class I2	16,811,807	5,045,175	85,074	2,783,633
	17,188,178	5,129,737	919,726	4,191,393
Shares issued-reinvested from dividends and distributions:
Class A	477	82	397,170	136,404
Class B	—	—	26,057	8,046
Class C	548	45	62,935	15,440
Class I	448	105	233,803	155,085
Class I2	203,175	17,340	1,790,128	884,031
	204,648	17,572	2,510,093	1,199,006
Shares redeemed:
Class A	(74,584)	—	(752,273)	(2,330,375)
Class B	—	—	(41,114)	(90,977)
Class C	(112,321)	—	(107,655)	(283,555)
Class I	(8,267)	—	(628,766)	(3,950,285)
Class I2	(1)	—	(787,090)	(3,122,641)
	(195,173)	—	(2,316,898)	(9,777,833)
Automatic conversions:
Class A	—	—	55,502	138,454
Class B	—	—	(63,551)	(156,922)
	—	—	(8,049)	(18,468)

Net increase (decrease) in shares outstanding:
Class A	48,347	27,099	65,270	(1,363,518)
Class B	—	—	(76,282)	(189,801)
Class C	94,203	25,045	115,913	(127,308)
Class I	40,122	32,650	(88,141)	(3,270,298)
Class I2	17,014,981	5,062,515	1,088,112	545,023
	17,197,653	5,147,309	1,104,872	(4,405,902)

(A)	Commenced operations on October 31, 2013.

(B)	Commenced operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni		Transamerica Income & Growth
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013 (B)
From operations:
Net investment income (loss)	$31,630,482	$42,329,989	$72,473	$6,499	$20,271,990	$14,818,449
Net realized gain (loss)	5,112,843	16,338,918	55,532	6,292	(12,930,769)	(2,532,935)
Net change in unrealized appreciation (depreciation)	15,893,283	180,552	188,066	9,955	12,788,181	26,033,898
Net increase (decrease) in net assets resulting from operations	52,636,608	58,849,459	316,071	22,746	20,129,402	38,319,412

Distributions to shareholders:
Net investment income:
Class A	(10,167,418)	(18,026,038)	(16,119)	(2,193)	(1,147,435)	(436,188)
Class B	(171,794)	(437,388)	—	—	—	—
Class C	(1,650,293)	(4,017,457)	(12,161)	(2,177)	(1,103,065)	(354,818)
Class I	(2,821,506)	(5,564,208)	(43,026)	(2,246)	(833,131)	(570,369)
Class I2	(17,278,595)	(15,400,340)	—	—	(7,998,882)	(9,039,496)
Total distributions from net investment income	(32,089,606)	(43,445,431)	(71,306)	(6,616)	(11,082,513)	(10,400,871)
Net realized gains:
Class A	(5,006,582)	—	(2,293)	—	—	—
Class B	(101,279)	—	—	—	—	—
Class C	(948,563)	—	(1,015)	—	—	—
Class I	(1,147,640)	—	(2,999)	—	—	—
Class I2	(7,045,094)	—	—	—	—	—
Total distributions from net realized gains	(14,249,158)	—	(6,307)	—	—	—
Return of capital:
Class A	—	—	—	—	—	(132,412)
Class C	—	—	—	—	—	(107,711)
Class I	—	—	—	—	—	(173,145)
Class I2	—	—	—	—	—	(2,744,090)
Total distributions from return of capital	—	—	—	—	—	(3,157,358)
Total distributions to shareholders	(46,338,764)	(43,445,431)	(77,613)	(6,616)	(11,082,513)	(13,558,229)

Capital share transactions:
Proceeds from shares sold:
Class A	87,330,034	421,598,282	2,241,986	255,000	26,526,610	46,054,546
Class B	192,011	805,604	—	—	—	—
Class C	9,065,214	25,931,314	578,170	488,616	35,794,368	41,365,491
Class I	58,938,717	67,630,636	2,671,295	250,000	31,926,410	44,259,022
Class I2	104,519,447	399,268,206	—	—	233,984	348,261,842
	260,045,423	915,234,042	5,491,451	993,616	94,481,372	479,940,901
Dividends and distributions reinvested:
Class A	14,374,360	16,918,455	18,411	2,193	931,071	479,516
Class B	257,587	403,020	—	—	—	—
Class C	2,309,428	3,434,970	12,774	2,177	894,864	406,290
Class I	3,280,382	4,485,867	46,025	2,246	662,158	689,749
Class I2	24,323,689	15,400,340	—	—	7,998,882	11,783,586
	44,545,446	40,642,652	77,210	6,616	10,486,975	13,359,141
Cost of shares redeemed:
Class A	(98,522,464)	(292,022,445)	(1,493,946)	—	(6,407,766)	(4,492,320)
Class B	(836,619)	(1,751,619)	—	—	—	—
Class C	(12,597,088)	(31,923,169)	(1,921)	—	(4,816,782)	(1,975,027)
Class I	(23,139,964)	(94,183,370)	(48,908)	—	(14,837,856)	(19,217,455)
Class I2	(19,396,222)	(110,942,388)	—	—	—	(21,528,242)
	(154,492,357)	(530,822,991)	(1,544,775)	—	(26,062,404)	(47,213,044)
Automatic conversions:
Class A	177,622	614,457	—	—	—	—
Class B	(177,622)	(614,457)	—	—	—	—
	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	150,098,512	425,053,703	4,023,886	1,000,232	78,905,943	446,086,998

Net increase (decrease) in net assets	156,396,356	440,457,731	4,262,344	1,016,362	87,952,832	470,848,181

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni		Transamerica Income & Growth
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013 (B)
Net assets:
Beginning of period/year	$1,136,880,724	$696,422,993	$1,016,362	$—	$470,848,181	$—
End of period/year	$1,293,277,080	$1,136,880,724	$5,278,706	$1,016,362	$558,801,013	$470,848,181
Undistributed (distributions in excess of) net investment income (loss)	$(161,596)	$297,528	$2,251	$1,084	$13,261,722	$4,072,245

Share activity:
Shares issued:
Class A	8,971,308	42,931,870	216,773	25,493	2,449,894	4,295,590
Class B	19,603	82,580	—	—	—	—
Class C	935,778	2,666,912	55,073	48,390	3,318,512	3,863,905
Class I	6,018,678	6,884,076	258,538	25,000	2,942,932	4,184,839
Class I2	10,683,004	41,224,229	—	—	21,623	33,431,832
	26,628,371	93,789,667	530,384	98,883	8,732,961	45,776,166
Shares issued-reinvested from dividends and distributions:
Class A	1,486,048	1,740,871	1,752	216	86,741	45,566
Class B	26,635	41,426	—	—	—	—
Class C	239,840	354,471	1,211	214	83,610	38,796
Class I	336,574	457,709	4,363	221	61,577	66,405
Class I2	2,492,183	1,572,118	—	—	744,513	1,129,363
	4,581,280	4,166,595	7,326	651	976,441	1,280,130
Shares redeemed:
Class A	(10,145,616)	(30,002,828)	(144,558)	—	(591,916)	(413,945)
Class B	(85,988)	(179,860)	—	—	—	—
Class C	(1,301,253)	(3,294,653)	(181)	—	(444,574)	(182,960)
Class I	(2,364,716)	(9,591,677)	(4,657)	—	(1,368,736)	(1,796,893)
Class I2	(1,974,569)	(11,205,242)	—	—	—	(2,059,284)
	(15,872,142)	(54,274,260)	(149,396)	—	(2,405,226)	(4,453,082)
Automatic conversions:
Class A	18,246	63,070	—	—	—	—
Class B	(18,238)	(63,045)	—	—	—	—
	8	25	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	329,986	14,732,983	73,967	25,709	1,944,719	3,927,211
Class B	(57,988)	(118,899)	—	—	—	—
Class C	(125,635)	(273,270)	56,103	48,604	2,957,548	3,719,741
Class I	3,990,536	(2,249,892)	258,244	25,221	1,635,773	2,454,351
Class I2	11,200,618	31,591,105	—	—	766,136	32,501,911
	15,337,517	43,682,027	388,314	99,534	7,304,176	42,603,214

(A)	Commenced operations on July 31, 2013.

(B)	Commenced operations on October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities	Transamerica International Equity		Transamerica International Small Cap Value
	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (B)
From operations:
Net investment income (loss)	$645,293	$11,597,639	$9,612,436	$3,362,854	$3,467,589
Net realized gain (loss)	(78,749)	10,256,631	17,197,152	3,344,722	2,791,725
Net change in unrealized appreciation (depreciation)	593,635	8,496,034	70,756,176	16,442,090	26,354,562
Net increase (decrease) in net assets resulting from operations	1,160,179	30,350,304	97,565,764	23,149,666	32,613,876

Distributions to shareholders:
Net investment income:
Class A	(1,386)	(509,161)	(61,664)	—	—
Class C	(1,071)	(320,275)	(90,894)	—	—
Class I	(1,542)	(4,077,344)	(1,600,664)	(291,215)	—
Class I2	(585,396)	(9,899,226)	(3,903,807)	(4,135,115)	—
Total distributions from net investment income	(589,395)	(14,806,006)	(5,657,029)	(4,426,330)	—
Net realized gains:
Class A	—	(578,921)	—	—	—
Class C	—	(472,334)	—	—	—
Class I	—	(4,322,315)	—	(171,973)	—
Class I2	—	(10,118,808)	—	(2,415,423)	—
Total distributions from net realized gains	—	(15,492,378)	—	(2,587,396)	—
Total distributions to shareholders	(589,395)	(30,298,384)	(5,657,029)	(7,013,726)	—

Capital share transactions:
Proceeds from shares sold:
Class A	250,736	38,755,011	20,032,741	—	—
Class C	250,000	14,152,399	10,681,845	—	—
Class I	270,000	108,397,624	57,367,751	88,347,743	4,172,260
Class I2	98,502,748	204,318,699	79,776,173	227,388,312	175,371,482
	99,273,484	365,623,733	167,858,510	315,736,055	179,543,742
Dividends and distributions reinvested:
Class A	1,386	1,017,593	59,628	—	—
Class C	1,071	442,217	14,908	—	—
Class I	1,542	7,337,962	1,505,165	463,188	—
Class I2	585,396	20,018,034	3,903,807	6,550,538	—
	589,395	28,815,806	5,483,508	7,013,726	—
Cost of shares redeemed:
Class A	—	(6,002,761)	(4,205,545)	—	—
Class C	—	(1,147,867)	(546,953)	—	—
Class I	—	(14,903,020)	(10,514,139)	(1,953,804)	(391,230)
Class I2	—	(13,665,260)	(26,892,954)	(2,581,710)	(11,875)
	—	(35,718,908)	(42,159,591)	(4,535,514)	(403,105)

Net increase (decrease) in net assets resulting from capital share transactions
	99,862,879	358,720,631	131,182,427	318,214,267	179,140,637

Net increase (decrease) in net assets	100,433,663	358,772,551	223,091,162	334,350,207	211,754,513

Net assets:
Beginning of period/year	—	487,073,353	263,982,191	211,754,513	—
End of period/year	$100,433,663	$845,845,904	$487,073,353	$546,104,720	$211,754,513
Undistributed (distributions in excess of) net investment income (loss)	$55,898	$5,067,920	$8,276,287	$2,627,633	$3,691,109

Share activity:
Shares issued:
Class A	25,074	2,161,109	1,194,438	—	—
Class C	25,000	794,546	657,929	—	—
Class I	27,004	5,957,946	3,480,994	7,133,647	378,465
Class I2	9,849,954	11,014,111	5,089,120	18,471,673	16,951,235
	9,927,032	19,927,712	10,422,481	25,605,320	17,329,700

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities	Transamerica International Equity		Transamerica International Small Cap Value
	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (B)
Shares issued-reinvested from dividends and distributions:
Class A	139	57,752	3,970	—	—
Class C	107	25,342	1,001	—	—
Class I	155	413,173	99,746	38,154	—
Class I2	58,721	1,127,777	258,873	539,139	—
	59,122	1,624,044	363,590	577,293	—
Shares redeemed:
Class A	—	(338,893)	(260,135)	—	—
Class C	—	(64,443)	(33,955)	—	—
Class I	—	(821,421)	(650,654)	(158,284)	(36,419)
Class I2	—	(756,039)	(1,653,350)	(211,775)	(1,049)
	—	(1,980,796)	(2,598,094)	(370,059)	(37,468)

Net increase (decrease) in shares outstanding:
Class A	25,213	1,879,968	938,273	—	—
Class C	25,107	755,445	624,975	—	—
Class I	27,159	5,549,698	2,930,086	7,013,517	342,046
Class I2	9,908,675	11,385,849	3,694,643	18,799,037	16,950,186
	9,986,154	19,570,960	8,187,977	25,812,554	17,292,232

(A)	Commenced operations on March 1, 2014.

(B)	Commenced operations on January 4, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Cap Value		Transamerica Mid Cap Growth	Transamerica MLP & Energy Income
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013 (B)
From operations:
Net investment income (loss)	$11,974,806	$28,355,805	$(67,877)	$3,588,726	$1,970,241
Net realized gain (loss)	69,152,242	237,604,959	154,895	4,100,742	955,807
Net change in unrealized appreciation (depreciation)	32,972,208	138,174,635	2,426,491	20,452,304	4,428,793
Net increase (decrease) in net assets resulting from operations	114,099,256	404,135,399	2,513,509	28,141,772	7,354,841

Distributions to shareholders:
Net investment income:
Class A	(85,619)	(72,760)	—	(326,416)	(55,002)
Class C	(26,912)	(41,488)	—	(139,748)	(13,768)
Class I	(119,771)	(137,535)	(20)	(369,202)	(44,591)
Class I2	(11,348,262)	(28,604,588)	(4,000)	(2,931,986)	(1,176,272)
Total distributions from net investment income	(11,580,564)	(28,856,371)	(4,020)	(3,767,352)	(1,289,633)
Net realized gains:
Class A	(1,670,557)	(146,611)	—	(93,935)	—
Class C	(1,440,024)	(126,430)	—	(34,226)	—
Class I	(2,462,234)	(190,103)	—	(58,215)	—
Class I2	(231,982,105)	(73,116,044)	—	(969,227)	—
Total distributions from net realized gains	(237,554,920)	(73,579,188)	—	(1,155,603)	—
Total distributions to shareholders	(249,135,484)	(102,435,559)	(4,020)	(4,922,955)	(1,289,633)

Capital share transactions:
Proceeds from shares sold:
Class A	18,128,267	8,146,880	372,753	24,074,037	17,098,597
Class C	3,936,308	6,485,535	381,804	17,768,097	4,993,590
Class I	6,744,094	13,633,565	289,574	51,057,387	9,673,920
Class I2	4,817,070	157,282,878	50,000,010	110,758	200,103,453
	33,625,739	185,548,858	51,044,141	93,010,279	231,869,560
Dividends and distributions reinvested:
Class A	1,630,866	215,800	—	395,980	53,165
Class C	1,115,154	150,365	—	140,947	13,488
Class I	1,851,104	306,471	20	258,225	43,974
Class I2	243,330,367	101,720,632	4,000	3,901,213	1,176,272
	247,927,491	102,393,268	4,020	4,696,365	1,286,899
Cost of shares redeemed:
Class A	(8,421,101)	(2,626,419)	(6,703)	(4,412,916)	(1,112,229)
Class C	(2,322,426)	(1,299,556)	—	(733,307)	(90,532)
Class I	(7,000,810)	(1,972,409)	(1,040)	(2,448,359)	(335,246)
Class I2	(123,669,585)	(372,606,026)	(10)	(6,904,224)	(6,760)
	(141,413,922)	(378,504,410)	(7,753)	(14,498,806)	(1,544,767)

Net increase (decrease) in net assets resulting from capital share transactions
	140,139,308	(90,562,284)	51,040,408	83,207,838	231,611,692

Net increase (decrease) in net assets	5,103,080	211,137,556	53,549,897	106,426,655	237,676,900

Net assets:
Beginning of period/year	1,538,363,370	1,327,225,814	—	237,676,900	—
End of period/year	$1,543,466,450	$1,538,363,370	$53,549,897	$344,103,555	$237,676,900
Undistributed (distributions in excess of) net investment income (loss)	$1,344,909	$950,667	$(71,897)	$740,799	$919,425

Share activity:
Shares issued:
Class A	1,420,914	622,081	36,600	2,262,193	1,702,533
Class C	302,915	489,379	37,185	1,675,186	496,304
Class I	521,846	996,416	28,743	4,780,393	961,149
Class I2	373,080	13,076,957	5,000,001	10,667	19,985,228
	2,618,755	15,184,833	5,102,529	8,728,439	23,145,214
Shares issued-reinvested from dividends and distributions:
Class A	130,406	18,289	—	37,869	5,292
Class C	89,346	12,949	—	13,483	1,345
Class I	147,562	25,654	2	24,631	4,378
Class I2	19,413,205	8,708,966	387	373,917	117,308
	19,780,519	8,765,858	389	449,900	128,323

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Cap Value		Transamerica Mid Cap Growth	Transamerica MLP & Energy Income
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013 (B)
Shares redeemed:
Class A	(670,183)	(201,370)	(631)	(417,037)	(110,119)
Class C	(181,276)	(100,215)	—	(70,251)	(9,065)
Class I	(520,903)	(145,894)	(94)	(233,601)	(33,383)
Class I2	(8,960,489)	(28,155,491)	(1)	(642,852)	(671)
	(10,332,851)	(28,602,970)	(726)	(1,363,741)	(153,238)

Net increase (decrease) in shares outstanding:
Class A	881,137	439,000	35,969	1,883,025	1,597,706
Class C	210,985	402,113	37,185	1,618,418	488,584
Class I	148,505	876,176	28,651	4,571,423	932,144
Class I2	10,825,796	(6,369,568)	5,000,387	(258,268)	20,101,865
	12,066,423	(4,652,279)	5,102,192	7,814,598	23,120,299

(A)	Commenced operations on October 31, 2013.

(B)	Commenced operations on April 30, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Money Market		Transamerica Multi-Managed Balanced		Transamerica Opportunistic Allocation
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)
From operations:
Net investment income (loss)	$25,051	$158,622	$2,340,737	$4,044,654	$39,378
Net realized gain (loss)	—	—	12,669,928	22,450,647	1,283
Net change in unrealized appreciation (depreciation)	—	—	10,517,453	27,250,644	33,325
Net increase (decrease) in net assets resulting from operations	25,051	158,622	25,528,118	53,745,945	73,986

Distributions to shareholders:
Net investment income:
Class A	(1,740)	(3,125)	(1,150,590)	(1,441,042)	(9,141)
Class B	(123)	(283)	(23,330)	(14,798)	—
Class C	(655)	(1,221)	(450,983)	(365,872)	(8,373)
Class I	(1,919)	(9,874)	(1,565,220)	(2,532,217)	(18,884)
Class I2	(5,310)	(144,240)	—	—	—
Total distributions from net investment income	(9,747)	(158,743)	(3,190,123)	(4,353,929)	(36,398)
Net realized gains:
Class A	—	—	(6,969,184)	(4,393,440)	—
Class B	—	—	(362,006)	(314,260)	—
Class C	—	—	(4,537,375)	(2,364,203)	—
Class I	—	—	(8,000,079)	(5,851,179)	—
Total distributions from net realized gains	—	—	(19,868,644)	(12,923,082)	—
Total distributions to shareholders	(9,747)	(158,743)	(23,058,767)	(17,277,011)	(36,398)

Capital share transactions:
Proceeds from shares sold:
Class A	28,377,721	93,358,748	17,526,065	33,411,254	250,000
Class B	973,628	2,702,767	196,180	1,275,903	—
Class C	7,098,330	26,742,098	19,329,357	34,252,398	250,000
Class I	2,421,859	7,781,398	7,688,532	27,830,697	505,600
Class I2	7,715,685	866,139,625	—	—	—
	46,587,223	996,724,636	44,740,134	96,770,252	1,005,600
Dividends and distributions reinvested:
Class A	1,697	3,092	7,827,692	5,624,470	9,141
Class B	117	266	374,628	318,115	—
Class C	630	1,192	4,624,856	2,493,048	8,373
Class I	1,883	9,841	9,461,428	7,994,334	18,884
Class I2	29,532	120,139	—	—	—
	33,859	134,530	22,288,604	16,429,967	36,398
Cost of shares redeemed:
Class A	(35,389,750)	(100,230,456)	(15,233,937)	(26,509,027)	—
Class B	(1,751,517)	(4,311,917)	(518,892)	(1,381,471)	—
Class C	(11,870,879)	(27,938,304)	(6,753,565)	(11,300,169)	—
Class I	(4,875,550)	(10,946,023)	(19,330,895)	(53,323,730)	—
Class I2	(73,140,244)	(1,388,193,824)	—	—	—
	(127,027,940)	(1,531,620,524)	(41,837,289)	(92,514,397)	—
Automatic conversions:
Class A	407,508	1,491,119	1,111,804	1,860,400	—
Class B	(407,508)	(1,491,119)	(1,111,804)	(1,860,400)	—
	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	(80,406,858)	(534,761,358)	25,191,449	20,685,822	1,041,998

Net increase (decrease) in net assets	(80,391,554)	(534,761,479)	27,660,800	57,154,756	1,079,586

Net assets:
Beginning of period/year	279,644,453	814,405,932	431,071,355	373,916,599	—
End of period/year	$199,252,899	$279,644,453	$458,732,155	$431,071,355	$1,079,586
Undistributed (distributions in excess of) net investment income (loss)	$16,027	$723	$38,529	$887,915	$2,980

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Money Market		Transamerica Multi-Managed Balanced		Transamerica Opportunistic Allocation
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)

Share activity:
Shares issued:
Class A	28,377,721	93,358,748	732,664	1,451,625	25,000
Class B	973,628	2,702,767	8,207	55,957	—
Class C	7,098,330	26,742,098	817,827	1,514,143	25,000
Class I	2,421,859	7,781,398	317,969	1,196,508	50,546
Class I2	7,715,685	866,139,625	—	—	—
	46,587,223	996,724,636	1,876,667	4,218,233	100,546
Shares issued-reinvested from dividends and distributions:
Class A	1,697	3,092	331,490	258,922	908
Class B	117	266	15,971	14,871	—
Class C	630	1,192	198,842	116,952	832
Class I	1,883	9,841	399,236	365,981	1,875
Class I2	29,532	120,139	—	—	—
	33,859	134,530	945,539	756,726	3,615
Shares redeemed:
Class A	(35,389,750)	(100,230,456)	(631,506)	(1,159,723)	—
Class B	(1,751,517)	(4,311,917)	(21,743)	(60,970)	—
Class C	(11,870,879)	(27,938,304)	(285,343)	(502,298)	—
Class I	(4,875,550)	(10,946,023)	(804,767)	(2,323,952)	—
Class I2	(73,140,244)	(1,388,193,824)	—	—	—
	(127,027,940)	(1,531,620,524)	(1,743,359)	(4,046,943)	—
Automatic conversions:
Class A	407,508	1,491,119	46,393	81,674	—
Class B	(407,508)	(1,491,117)	(46,680)	(82,182)	—
	—	2	(287)	(508)	—

Net increase (decrease) in shares outstanding:
Class A	(6,602,824)	(5,377,497)	479,041	632,498	25,908
Class B	(1,185,280)	(3,100,001)	(44,245)	(72,324)	—
Class C	(4,771,919)	(1,195,014)	731,326	1,128,797	25,832
Class I	(2,451,808)	(3,154,784)	(87,562)	(761,463)	52,421
Class I2	(65,395,027)	(521,934,060)	—	—	—
	(80,406,858)	(534,761,356)	1,078,560	927,508	104,161

(A)	Commenced operations on October 31, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Short-Term Bond		Transamerica Small Cap Core	Transamerica Small Cap Growth
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$41,202,946	$88,911,109	$381,065	$(1,350,117)	$(1,374,546)
Net realized gain (loss)	8,153,266	28,108,700	2,640,593	27,213,206	(10,235,390)
Net change in unrealized appreciation (depreciation)	3,659,647	(24,512,090)	2,008,363	(39,552,250)	132,355,793
Net increase (decrease) in net assets resulting from operations	53,015,859	92,507,719	5,030,021	(13,689,161)	120,745,857

Distributions to shareholders:
Net investment income:
Class A	(11,009,660)	(21,816,489)	(443)	—	(36)
Class C	(6,453,440)	(15,556,070)	(148)	—	—
Class I	(6,559,793)	(11,069,787)	(570)	—	(236)
Class I2	(19,244,499)	(46,347,624)	(212,400)	(13,380)	(310,438)
Total distributions from net investment income	(43,267,392)	(94,789,970)	(213,561)	(13,380)	(310,710)
Net realized gains:
Class A	(5,375,671)	(3,551,210)	—	—	—
Class C	(4,773,809)	(3,839,661)	—	—	—
Class I	(2,858,306)	(1,692,537)	—	—	—
Class I2	(8,468,484)	(7,974,540)	—	—	—
Total distributions from net realized gains	(21,476,270)	(17,057,948)	—	—	—
Total distributions to shareholders	(64,743,662)	(111,847,918)	(213,561)	(13,380)	(310,710)

Capital share transactions:
Proceeds from shares sold:
Class A	251,669,592	543,762,634	278,186	224,136	270,167
Class C	101,882,133	239,503,037	363,881	189,350	83,830
Class I	245,613,340	359,047,248	629,758	43,473	169,538
Class I2	63,749,370	543,506,012	90,000,109	1,498,829	207,109,332
	662,914,435	1,685,818,931	91,271,934	1,955,788	207,632,867
Dividends and distributions reinvested:
Class A	14,882,608	22,910,343	443	—	36
Class C	9,609,301	16,311,981	148	—	—
Class I	7,005,104	9,076,614	570	—	236
Class I2	27,817,857	54,612,869	212,400	13,380	310,438
	59,314,870	102,911,807	213,561	13,380	310,710
Cost of shares redeemed:
Class A	(188,893,816)	(402,741,543)	—	(28,531)	(14,096)
Class C	(112,562,756)	(241,095,077)	(846)	(8,587)	—
Class I	(129,334,691)	(249,180,907)	(1,000)	(41,685)	—
Class I2	(174,188,746)	(549,855,999)	(10)	(12,892,433)	(4,208,930)
	(604,980,009)	(1,442,873,526)	(1,856)	(12,971,236)	(4,223,026)

Net increase (decrease) in net assets resulting from capital share transactions
	117,249,296	345,857,212	91,483,639	(11,002,068)	203,720,551

Net increase (decrease) in net assets	105,521,493	326,517,013	96,300,099	(24,704,609)	324,155,698

Net assets:
Beginning of period/year	3,867,544,945	3,541,027,932	—	564,255,399	240,099,701
End of period/year	$3,973,066,438	$3,867,544,945	$96,300,099	$539,550,790	$564,255,399
Undistributed (distributions in excess of) net investment income (loss)	$(2,502,018)	$(437,572)	$167,504	$(3,230,872)	$(1,867,375)

Share activity:
Shares issued:
Class A	24,164,662	52,013,270	27,749	17,823	23,912
Class C	9,797,666	22,933,751	35,956	14,991	7,899
Class I	23,997,982	34,958,637	60,677	3,430	14,517
Class I2	6,232,889	52,759,014	9,000,011	119,589	20,187,902
	64,193,199	162,664,672	9,124,393	155,833	20,234,230

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Short-Term Bond		Transamerica Small Cap Core	Transamerica Small Cap Growth
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013
Shares issued-reinvested from dividends and distributions:
Class A	1,431,274	2,190,396	43	—	4
Class C	925,996	1,562,163	14	—	—
Class I	685,460	883,031	55	—	25
Class I2	2,722,565	5,313,668	20,521	1,054	33,131
	5,765,295	9,949,258	20,633	1,054	33,160
Shares redeemed:
Class A	(18,143,041)	(38,517,671)	—	(2,278)	(1,245)
Class C	(10,825,749)	(23,098,877)	(81)	(690)	—
Class I	(12,637,920)	(24,251,555)	(94)	(3,456)	—
Class I2	(17,014,237)	(53,356,505)	(1)	(1,042,094)	(372,149)
	(58,620,947)	(139,224,608)	(176)	(1,048,518)	(373,394)

Net increase (decrease) in shares outstanding:
Class A	7,452,895	15,685,995	27,792	15,545	22,671
Class C	(102,087)	1,397,037	35,889	14,301	7,899
Class I	12,045,522	11,590,113	60,638	(26)	14,542
Class I2	(8,058,783)	4,716,177	9,020,531	(921,451)	19,848,884
	11,337,547	33,389,322	9,144,850	(891,631)	19,893,996

(A)	Commenced operations on October 31, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Strategic High Income
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)
From operations:
Net investment income (loss)	$4,657,316	$5,752,003	$738,446	$2,604,365	$56,496
Net realized gain (loss)	35,124,059	42,658,701	72,652,303	97,522,134	583
Net change in unrealized appreciation (depreciation)	(9,670,551)	116,989,097	(13,683,233)	138,372,873	342,774
Net increase (decrease) in net assets resulting from operations	30,110,824	165,399,801	59,707,516	238,499,372	399,853

Distributions to shareholders:
Net investment income:
Class A	(6,970)	(1,818)	(1,823,346)	(1,447,118)	(411)
Class C	(1,449)	(626)	(196)	—	—
Class I	(6,211)	(3,120)	(1,237,228)	(965,696)	(813)
Class I2	(6,672,269)	(3,059,606)	(164,899)	(149,218)	(5,291)
Total distributions from net investment income	(6,686,899)	(3,065,170)	(3,225,669)	(2,562,032)	(6,515)
Net realized gains:
Class A	(67,507)	(41)	(41,137,010)	—	—
Class B	—	—	(2,688,264)	—	—
Class C	(43,009)	(28)	(25,079,326)	—	—
Class I	(44,883)	(30)	(14,269,028)	—	—
Class I2	(43,683,172)	(32,267)	(1,690,758)	—	—
Total distributions from net realized gains	(43,838,571)	(32,366)	(84,864,386)	—	—
Total distributions to shareholders	(50,525,470)	(3,097,536)	(88,090,055)	(2,562,032)	(6,515)

Capital share transactions:
Proceeds from shares sold:
Class A	276,862	631,592	53,127,030	168,638,341	889,337
Class B	—	—	600,198	883,904	—
Class C	289,063	300,447	36,595,743	61,189,175	902,497
Class I	39,000	212,736	46,358,564	74,137,947	4,262,756
Class I2	28,550,584	293,402,564	640,042	2,672,078	25,916,823
	29,155,509	294,547,339	137,321,577	307,521,445	31,971,413
Dividends and distributions reinvested:
Class A	74,130	1,859	41,378,607	1,399,157	411
Class B	—	—	2,240,828	—	—
Class C	44,298	654	21,380,457	—	—
Class I	51,094	3,150	10,657,939	664,877	813
Class I2	50,355,441	3,091,873	1,855,657	149,218	5,291
	50,524,963	3,097,536	77,513,488	2,213,252	6,515
Cost of shares redeemed:
Class A	(312,302)	(28,905)	(58,010,984)	(100,015,781)	—
Class B	—	—	(2,678,540)	(5,288,500)	—
Class C	(69,962)	(29,934)	(22,707,657)	(37,495,211)	—
Class I	(150,734)	(7,749)	(40,780,601)	(40,738,524)	(300)
Class I2	(71,848,504)	(9,834,788)	(1,416,399)	(1,910,960)	—
	(72,381,502)	(9,901,376)	(125,594,181)	(185,448,976)	(300)
Automatic conversions:
Class A	—	—	965,200	1,582,310	—
Class B	—	—	(965,200)	(1,582,310)	—
	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions
	7,298,970	287,743,499	89,240,884	124,285,721	31,977,628

Net increase (decrease) in net assets	(13,115,676)	450,045,764	60,858,345	360,223,061	32,370,966

Net assets:
Beginning of period/year	739,599,928	289,554,164	1,041,487,736	681,264,675	—
End of period/year	$726,484,252	$739,599,928	$1,102,346,081	$1,041,487,736	$32,370,966
Undistributed (distributions in excess of) net investment income (loss)	$2,299,745	$4,329,328	$(227,492)	$2,259,731	$49,981

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Strategic High Income
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited) (A)
Share activity:
Shares issued:
Class A	21,254	50,363	1,878,471	6,634,584	88,921
Class B	—	—	22,766	36,426	—
Class C	22,481	24,984	1,401,670	2,556,135	90,219
Class I	3,014	16,892	1,596,207	2,891,549	422,600
Class I2	2,255,691	26,779,785	21,772	100,517	2,574,641
	2,302,440	26,872,024	4,920,886	12,219,211	3,176,381
Shares issued-reinvested from dividends and distributions:
Class A	5,801	183	1,497,055	62,518	41
Class B	—	—	86,753	—	—
Class C	3,469	64	836,809	—	—
Class I	3,988	312	377,005	29,123	81
Class I2	3,930,947	305,782	65,594	6,533	528
	3,944,205	306,341	2,863,216	98,174	650
Shares redeemed:
Class A	(24,283)	(2,405)	(2,041,803)	(4,069,459)	—
Class B	—	—	(101,442)	(224,587)	—
Class C	(5,718)	(2,396)	(868,816)	(1,625,590)	—
Class I	(12,408)	(663)	(1,407,374)	(1,584,404)	(30)
Class I2	(5,561,511)	(870,242)	(49,732)	(72,140)	—
	(5,603,920)	(875,706)	(4,469,167)	(7,576,180)	(30)
Automatic conversions:
Class A	—	—	34,125	63,137	—
Class B	—	—	(36,521)	(67,145)	—
	—	—	(2,396)	(4,008)	—

Net increase (decrease) in shares outstanding:
Class A	2,772	48,141	1,367,848	2,690,780	88,962
Class B	—	—	(28,444)	(255,306)	—
Class C	20,232	22,652	1,369,663	930,545	90,219
Class I	(5,406)	16,541	565,838	1,336,268	422,651
Class I2	625,127	26,215,325	37,634	34,910	2,575,169
	642,725	26,302,659	3,312,539	4,737,197	3,177,001

(A)	Commenced operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Tactical Allocation		Transamerica Tactical Income		Transamerica Tactical Rotation
	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)
From operations:
Net investment income (loss)	$114,187	$70,157	$18,885,339	$32,449,119	$50,135	$14,580
Net realized gain (loss)	66,754	(227,762)	8,446,880	(25,475,573)	108,405	(31,458)
Net change in unrealized appreciation (depreciation)	161,782	603,232	9,602,483	30,157,802	505,664	868,540
Net increase (decrease) in net assets resulting from operations	342,723	445,627	36,934,702	37,131,348	664,204	851,662

Distributions to shareholders:
Net investment income:
Class A	(42,786)	(47,652)	(5,032,567)	(15,878,009)	(35,783)	(20,490)
Class C	(42,144)	(29,951)	(5,233,460)	(16,406,179)	(7,090)	(17,020)
Class I	(13,911)	(24,159)	(4,093,370)	(14,004,956)	(17,768)	(14,990)
Total distributions from net investment income	(98,841)	(101,762)	(14,359,397)	(46,289,144)	(60,641)	(52,500)
Net realized gains:
Class A	(6,626)	—	—	(1,145,016)	(21,960)	—
Class C	(10,192)	—	—	(1,298,064)	(13,300)	—
Class I	(2,523)	—	—	(1,027,731)	(8,367)	—
Total distributions from net realized gains	(19,341)	—	—	(3,470,811)	(43,627)	—
Return of capital:
Class A	—	—	—	(724,530)	—	—
Class C	—	—	—	(748,631)	—	—
Class I	—	—	—	(639,062)	—	—
Total distributions from return of capital	—	—	—	(2,112,223)	—	—
Total distributions to shareholders	(118,182)	(101,762)	(14,359,397)	(51,872,178)	(104,268)	(52,500)

Capital share transactions:
Proceeds from shares sold:
Class A	1,137,508	4,509,182	27,277,155	255,790,051	3,701,592	6,636,656
Class C	1,276,495	6,345,790	30,453,102	274,261,506	2,555,971	3,737,108
Class I	116,436	4,551,591	29,386,003	218,879,286	1,167,577	2,955,354
	2,530,439	15,406,563	87,116,260	748,930,843	7,425,140	13,329,118
Dividends and distributions reinvested:
Class A	49,142	45,081	4,665,782	16,307,555	57,697	20,490
Class C	52,158	29,924	4,643,422	16,258,490	20,390	17,020
Class I	14,600	24,159	3,293,211	12,461,119	26,135	14,990
	115,900	99,164	12,602,415	45,027,164	104,222	52,500
Cost of shares redeemed:
Class A	(565,225)	(599,405)	(67,415,919)	(179,409,998)	(372,152)	(615,827)
Class C	(918,948)	(612,568)	(78,399,506)	(100,809,838)	(426,709)	(132,814)
Class I	(782,287)	(3,145,680)	(79,961,960)	(196,619,979)	(472,553)	(312,587)
	(2,266,460)	(4,357,653)	(225,777,385)	(476,839,815)	(1,271,414)	(1,061,228)

Net increase (decrease) in net assets resulting from capital share transactions
	379,879	11,148,074	(126,058,710)	317,118,192	6,257,948	12,320,390

Net increase (decrease) in net assets	604,420	11,491,939	(103,483,405)	302,377,362	6,817,884	13,119,552

Net assets:
Beginning of period/year	11,491,939	—	1,077,207,707	774,830,345	13,119,552	—
End of period/year	$12,096,359	$11,491,939	$973,724,302	$1,077,207,707	$19,937,436	$13,119,552
Undistributed (distributions in excess of) net investment income (loss)	$15,346	$—	$2,901,785	$(1,624,157)	$(655)	$9,851

Share activity:
Shares issued:
Class A	110,799	448,991	2,671,457	25,116,273	328,922	636,890
Class C	125,902	637,816	2,990,825	27,009,959	228,484	358,348
Class I	11,471	464,614	2,875,821	21,509,562	104,082	283,008
	248,172	1,551,421	8,538,103	73,635,794	661,488	1,278,246

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Tactical Allocation		Transamerica Tactical Income		Transamerica Tactical Rotation
	April 30, 2014 (unaudited)	October 31, 2013 (A)	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013 (A)
Shares issued-reinvested from dividends and distributions:
Class A	4,812	4,550	456,650	1,615,063	5,151	2,119
Class C	5,148	3,033	455,875	1,616,041	1,827	1,762
Class I	1,441	2,452	322,238	1,233,427	2,342	1,560
	11,401	10,035	1,234,763	4,464,531	9,320	5,441
Shares redeemed:
Class A	(55,119)	(59,807)	(6,597,549)	(17,862,420)	(32,923)	(58,346)
Class C	(90,128)	(61,669)	(7,699,221)	(10,110,632)	(38,101)	(12,544)
Class I	(76,258)	(317,060)	(7,815,149)	(19,541,746)	(42,005)	(29,833)
	(221,505)	(438,536)	(22,111,919)	(47,514,798)	(113,029)	(100,723)

Net increase (decrease) in shares outstanding:
Class A	60,492	393,734	(3,469,442)	8,868,916	301,150	580,663
Class C	40,922	579,180	(4,252,521)	18,515,368	192,210	347,566
Class I	(63,346)	150,006	(4,617,090)	3,201,243	64,419	254,735
	38,068	1,122,920	(12,339,053)	30,585,527	557,779	1,182,964

(A)	Commenced operations on October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Capital Growth
Class A
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$21.40	$15.34	$15.47	$13.78	$11.77
Investment operations
Net investment income (loss) (B)	(0.06)	(0.07)	—	(C)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	0.75	6.49	0.32	1.81	2.12
Total investment operations	0.69	6.42	0.32	1.69	2.03
Distributions
Net investment income	—	—	—	—	(0.02)
Net realized gains	(0.49)	(0.36)	(0.45)	—	—
Total distributions	(0.49)	(0.36)	(0.45)	—	(0.02)
Net asset value
End of period/year	$21.60	$21.40	$15.34	$15.47	$13.78
Total return (D)	3.15	%(E)	42.74%	2.38%	12.34%	17.24	%(E)
Net assets end of period/year (000’s)	$120,733	$88,843	$65,782	$66,058	$48,547
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.28	%(F)	1.48%	1.52%	1.55%	1.55	%(F)
Before (waiver/reimbursement) recapture	1.28	%(F)	1.41%	1.47%	1.63%	1.78	%(F)
Net investment income (loss) to average net assets	(0.50	)%(F)	(0.38)%	0.01%	(0.76)%	(0.75	)%(F)
Portfolio turnover rate	12	%(E)	29%	52%	90%	57	%(E)

(A)	Commenced operations on November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Capital Growth
Class B
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$19.31	$13.96	$14.22	$12.75	$10.95
Investment operations
Net investment income (loss) (B)	(0.14)	(0.17)	(0.10)	(0.20)	(0.15)
Net realized and unrealized gain (loss)	0.67	5.88	0.29	1.67	1.96
Total investment operations	0.53	5.71	0.19	1.47	1.81
Distributions
Net investment income	—	—	—	(C)	—	(0.01)
Net realized gains	(0.49)	(0.36)	(0.45)	—	—
Total distributions	(0.49)	(0.36)	(0.45)	—	(0.01)
Net asset value
End of period/year	$19.35	$19.31	$13.96	$14.22	$12.75
Total return (D)	2.66	%(E)	41.86%	1.65%	11.61%	16.51	%(E)
Net assets end of period/year (000’s)	$5,149	$6,020	$5,596	$7,786	$9,916
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.20	%(F)	2.20%	2.20%	2.20%	2.20	%(F)
Before (waiver/reimbursement) recapture	2.18	%(F)	2.28%	2.33%	2.45%	2.51	%(F)
Net investment income (loss) to average net assets	(1.41	)%(F)	(1.07)%	(0.73)%	(1.41)%	(1.36	)%(F)
Portfolio turnover rate	12	%(E)	29%	52%	90%	57	%(E)

(A)	Commenced operations on November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Capital Growth
Class C
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$19.33	$13.96	$14.20	$12.74	$10.94
Investment operations
Net investment income (loss) (B)	(0.12)	(0.15)	(0.08)	(0.20)	(0.15)
Net realized and unrealized gain (loss)	0.69	5.88	0.29	1.66	1.96
Total investment operations	0.57	5.73	0.21	1.46	1.81
Distributions
Net investment income	—	—	—	(C)	—	(0.01)
Net realized gains	(0.49)	(0.36)	(0.45)	—	—
Total distributions	(0.49)	(0.36)	(0.45)	—	(0.01)
Net asset value
End of period/year	$19.41	$19.33	$13.96	$14.20	$12.74
Total return (D)	2.86	%(E)	42.01%	1.80%	11.62%	16.53	%(E)
Net assets end of period/year (000’s)	$45,074	$27,535	$19,809	$16,252	$12,814
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.94	%(F)	2.04%	2.08%	2.20%	2.20	%(F)
Before (waiver/reimbursement) recapture	1.94	%(F)	2.04%	2.06%	2.18%	2.26	%(F)
Net investment income (loss) to average net assets	(1.16	)%(F)	(0.95)%	(0.54)%	(1.41)%	(1.39	)%(F)
Portfolio turnover rate	12	%(E)	29%	52%	90%	57	%(E)

(A)	Commenced operations on November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Capital Growth
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$21.78		$15.61	$15.66	$13.89	$11.64
Investment operations
Net investment income (loss) (B)	(0.02)		0.02	0.11	(0.06)	(0.06)
Net realized and unrealized gain (loss)	0.76		6.59	0.30	1.83	2.33
Total investment operations	0.74		6.61	0.41	1.77	2.27
Distributions
Net investment income	—		(0.08)	(0.01)	—	(0.02)
Net realized gains	(0.49)		(0.36)	(0.45)	—	—
Total distributions	(0.49)		(0.44)	(0.46)	—	(0.02)
Net asset value
End of period/year	$22.03		$21.78	$15.61	$15.66	$13.89
Total return (C)	3.33	%(D)	43.45%	2.96%	12.81%	19.58	%(D)
Net assets end of period/year (000’s)	$146,073		$105,747	$80,083	$11,767	$434
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.95	%(E)	0.99%	0.94%	1.13%	1.20	%(E)
Before (waiver/reimbursement) recapture	0.95	%(E)	0.99%	0.94%	1.10%	1.85	%(E)
Net investment income (loss) to average net assets	(0.17	)%(E)	0.11%	0.66%	(0.37)%	(0.51	)%(E)
Portfolio turnover rate	12	%(D)	29%	52%	90%	57	%(D)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Capital Growth
Class I2
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$14.88	$10.80	$10.96	$10.00
Investment operations
Net investment income (loss) (B)	—	(C)	0.04	0.07	—	(C)
Net realized and unrealized gain (loss)	0.52	4.50	0.22	0.96
Total investment operations	0.52	4.54	0.29	0.96
Distributions
Net investment income	—	(0.10)	—	(C)	—
Net realized gains	(0.49)	(0.36)	(0.45)	—
Total distributions	(0.49)	(0.46)	(0.45)	—
Net asset value
End of period/year	$14.91	$14.88	$10.80	$10.96
Total return (D)	3.39	%(E)	43.65%	3.11%	9.70	%(E)
Net assets end of period/year (000’s)	$639,399	$509,700	$545,635	$407,302
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.82	%(F)	0.84%	0.84%	1.09	%(F)
Before (waiver/reimbursement) recapture	0.82	%(F)	0.84%	0.84%	1.09	%(F)
Net investment income (loss) to average net assets	(0.05	)%(F)	0.32%	0.67%	(0.48	)%(F)
Portfolio turnover rate	12	%(E)	29%	52%	90	%(E)

(A)	Commenced operations on September 30, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Concentrated Growth
	Class A		Class C		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$15.57		$15.57		$15.57
Investment operations
Net investment income (loss) (B)	0.01		(0.01)		0.02
Net realized and unrealized gain (loss)	(0.21)		(0.21)		(0.21)
Total investment operations	(0.20)		(0.22)		(0.19)
Net asset value
End of period	$15.37		$15.35		$15.38
Total return (C)	(1.28	)%(D)	(1.41	)%(D)	(1.22	)%(D)
Net assets end of period (000’s)	$263		$247		$197,910
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.20	%(E)	1.95	%(E)	0.86	%(E)
Before (waiver/reimbursement) recapture	6.24	%(E)	3.15	%(E)	0.86	%(E)
Net investment income (loss) to average net assets	0.50	%(E)	(0.23	)%(E)	0.74	%(E)
Portfolio turnover rate	2	%(D)	2	%(D)	2	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Concentrated Growth
Class I (A)
April 30, 2014 (unaudited) (B)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010 (C)
Net asset value
Beginning of period/year	$15.76	$12.240	$10.220	$10.000	$10.000
Investment operations
Net investment income (loss) (D)	0.01	(0.003)	0.009	(E)	0.003	0.000
Net realized and unrealized gain (loss)	(0.09)	3.869	2.064	0.221	(F)	0.000
Total investment operations	(0.08)	3.866	2.073	0.224	0.000
Distributions
Net investment income	—	(0.004)	(0.006)	(0.002)	0.000
Net realized gains	(0.45)	(0.342)	(0.047)	(0.002)	—
Total distributions	(0.45)	(0.346)	(0.053)	(0.004)	0.000
Net asset value
End of period/year	$15.23	$15.76	$12.24	$10.22	$10.00
Total return (G)	(0.54	)%(H)	31.84%	20.28%	2.23%	0.00%
Net assets end of period/year (000’s)	$13,170	$13,761	$10,320	$2,801	$100
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.10	%(I)	1.25%	1.25%	1.25%	0.00%
Before (waiver/reimbursement) recapture	1.56	%(I)	2.18%	3.68%	5.90%	0.00%
Net investment income (loss) to average net assets	0.19	%(I)	(0.02)%	0.08	%(E)	0.03%	0.00%
Portfolio turnover rate	2	%(H)	14.84%	21.76%	22.35%	0.00%

(A)	Prior to February 28, 2014, information provided in previous periods reflects Torray Resolute Fund, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to January 1, 2014, the financial highlights were audited by another independent registered public accounting firm.
(B)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Financial Highlights represent activity for the four months of January 1, 2014 – April 30, 2014. Refer to the notes to the financial statements for details.
(C)	Commenced operations on December 31, 2010.
(D)	Calculated based on average number of shares outstanding.
(E)	For the year ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.01)%.
(F)	The amount of net gains on securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(G)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(H)	Not annualized.
(I)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Diversified Equity
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012		October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$16.95		$13.41	$14.63		$14.29	$12.85
Investment operations
Net investment income (loss) (B)	0.01		0.07	0.01		(0.06)	0.15
Net realized and unrealized gain (loss)	0.86		3.50	0.76	(C)	0.56	1.31
Total investment operations	0.87		3.57	0.77		0.50	1.46
Distributions
Net investment income	(0.13)		(0.03)	—		(0.16)	(0.02)
Net realized gains	—		—	(1.99)		—	—
Total distributions	(0.13)		(0.03)	(1.99)		(0.16)	(0.02)
Net asset value
End of period/year	$17.69		$16.95	$13.41		$14.63	$14.29
Total return (D)	5.15	%(E)	26.62%	7.04	%(C)	3.44%	11.32	%(E)
Net assets end of period/year (000’s)	$449,457		$447,645	$420,504		$77,197	$83,766
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.32	%(F)	1.36%	1.47%		1.52%	1.52	%(F)
Before (waiver/reimbursement) recapture	1.32	%(F)	1.36%	1.39%		1.66%	1.72	%(F)
Net investment income (loss) to average net assets	0.12	%(F)	0.49%	0.08%		(0.42)%	1.14	%(F)
Portfolio turnover rate	27	%(E)	55%	80%		141%	79	%(E)

(A)	Commenced operations on November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Diversified Equity
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012		October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$16.64		$13.25	$14.57		$14.22	$12.85
Investment operations
Net investment income (loss) (B)	(0.06)		(0.05)	(0.09)		(0.16)	0.06
Net realized and unrealized gain (loss)	0.85		3.44	0.76	(C)	0.55	1.32
Total investment operations	0.79		3.39	0.67		0.39	1.38
Distributions
Net investment income	—		—	—	(D)	(0.04)	(0.01)
Net realized gains	—		—	(1.99)		—	—
Total distributions	—		—	(1.99)		(0.04)	(0.01)
Net asset value
End of period/year	$17.43		$16.64	$13.25		$14.57	$14.22
Total return (E)	4.75	%(F)	25.59%	6.29	%(C)	2.71%	10.68	%(F)
Net assets end of period/year (000’s)	$17,785		$19,658	$20,668		$5,420	$7,375
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.17	%(G)	2.17%	2.17%		2.17%	2.17	%(G)
Before (waiver/reimbursement) recapture	2.15	%(G)	2.17%	2.19%		2.30%	2.44	%(G)
Net investment income (loss) to average net assets	(0.73	)%(G)	(0.31)%	(0.63)%		(1.07)%	0.40	%(G)
Portfolio turnover rate	27	%(F)	55%	80%		141%	79	%(F)

(A)	Commenced operations on November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Diversified Equity
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012		October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$16.61		$13.22	$14.55		$14.22	$12.85
Investment operations
Net investment income (loss) (B)	(0.06)		(0.05)	(0.08)		(0.16)	0.06
Net realized and unrealized gain (loss)	0.85		3.44	0.74	(C)	0.55	1.32
Total investment operations	0.79		3.39	0.66		0.39	1.38
Distributions
Net investment income	(0.01)		—	—	(D)	(0.06)	(0.01)
Net realized gains	—		—	(1.99)		—	—
Total distributions	(0.01)		—	(1.99)		(0.06)	(0.01)
Net asset value
End of period/year	$17.39		$16.61	$13.22		$14.55	$14.22
Total return (E)	4.75	%(F)	25.64%	6.22	%(C)	2.72%	10.68	%(F)
Net assets end of period/year (000’s)	$47,273		$47,397	$42,637		$13,393	$15,013
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.08	%(G)	2.16%	2.17%		2.17%	2.17	%(G)
Before (waiver/reimbursement) recapture	2.08	%(G)	2.14%	2.16%		2.25%	2.31	%(G)
Net investment income (loss) to average net assets	(0.65	)%(G)	(0.32)%	(0.63)%		(1.07)%	0.48	%(G)
Portfolio turnover rate	27	%(F)	55%	80%		141%	79	%(F)

(A)	Commenced operations on November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding throughout each period/year	Transamerica Diversified Equity
Class I
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$17.19	$13.60	$14.74	$14.41	$12.65
Investment operations
Net investment income (loss) (B)	0.05	0.15	0.09	—	(C)	0.26
Net realized and unrealized gain (loss)	0.87	3.54	0.76	(D)	0.56	1.53
Total investment operations	0.92	3.69	0.85	0.56	1.79
Distributions
Net investment income	(0.20)	(0.10)	—	(0.23)	(0.03)
Net realized gains	—	—	(1.99)	—	—
Total distributions	(0.20)	(0.10)	(1.99)	(0.23)	(0.03)
Net asset value
End of period/year	$17.91	$17.19	$13.60	$14.74	$14.41
Total return (E)	5.37	%(F)	27.16%	7.62	%(D)	3.82%	14.16	%(F)
Net assets end of period/year (000’s)	$215,550	$249,718	$310,170	$1,127	$421
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.92	%(G)	0.91%	0.90%	1.17%	1.17	%(G)
Before (waiver/reimbursement) recapture	0.92	%(G)	0.91%	0.90%	1.15%	1.81	%(G)
Net investment income (loss) to average net assets	0.53	%(G)	0.97%	0.67%	0.01%	2.14	%(G)
Portfolio turnover rate	27	%(F)	55%	80%	141%	79	%(F)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Diversified Equity
	Class I2 (A)
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012		October 31, 2011	October 31, 2010 (B)
Net asset value
Beginning of period/year	$17.17		$13.59	$14.73		$14.38	$12.85
Investment operations
Net investment income (loss) (C)	0.06		0.16	0.10		0.04	0.26
Net realized and unrealized gain (loss)	0.88		3.54	0.77	(D)	0.57	1.30
Total investment operations	0.94		3.70	0.87		0.61	1.56
Distributions
Net investment income	(0.23)		(0.12)	(0.02)		(0.26)	(0.03)
Net realized gains	—		—	(1.99)		—	—
Total distributions	(0.23)		(0.12)	(2.01)		(0.26)	(0.03)
Net asset value
End of period/year	$17.88		$17.17	$13.59		$14.73	$14.38
Total return (E)	5.47	%(F)	27.26%	7.79	%(D)	4.19%	12.12	%(F)
Net assets end of period/year (000’s)	$378,681		$555,040	$577,540		$291,409	$358,714
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.79	%(G)	0.79%	0.78%		0.80%	0.81	%(G)
Before (waiver/reimbursement) recapture	0.79	%(G)	0.79%	0.78%		0.80%	0.81	%(G)
Net investment income (loss) to average net assets	0.68	%(G)	1.08%	0.75%		0.30%	2.02	%(G)
Portfolio turnover rate	27	%(F)	55%	80%		141%	79	%(F)

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Commenced operations on November 13, 2009.
(C)	Calculated based on average number of shares outstanding.
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding throughout each period/year	Transamerica Diversified Equity
	Class T
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$36.39		$28.69	$28.70
Income (loss) from investment operations:
Net investment income (loss) (B)	0.10		0.30	0.14
Net realized and unrealized gain (loss)	1.87		7.49	(0.15	)(C)
Total investment operations	1.97		7.79	(0.01)
Distributions
Net investment income	(0.19)		(0.09)	—
Total distributions	(0.19)		(0.09)	—
Net asset value
End of period/year	$38.17		$36.39	$28.69
Total return (D)	5.41	%(E)	27.16%	(0.04	)%(C), (E)
Net assets at end of period/year (000’s)	$96,353		$94,866	$81,976
Ratios and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.89	%(F)	0.91%	0.90	%(F)
Before (waiver/reimbursement) recapture	0.89	%(F)	0.91%	0.90	%(F)
Net investment income (loss) to average net assets	0.54	%(F)	0.93%	0.65	%(F)
Portfolio turnover rate	27	%(E)	55%	80	%(E)

(A)	Commenced operations on February 10, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Dividend Focused
	Class A
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period	$11.98		$10.00
Investment operations
Net investment income (loss) (B)	0.06		0.14
Net realized and unrealized gain (loss)	1.03		1.97
Total investment operations	1.09		2.11
Distributions
Net investment income	(0.11)		(0.13)
Net realized gains	(0.10)		—
Total distributions	(0.21)		(0.13)
Net asset value
End of period	$12.86		$11.98
Total return (C)	9.14	%(D)	21.25	%(D)
Net assets end of period (000’s)	$63,535		$1,245
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.97	%(E)	1.07	%(E)
Before (waiver/reimbursement) recapture	0.97	%(E)	1.07	%(E)
Net investment income (loss) to average net assets	1.00	%(E)	1.47	%(E)
Portfolio turnover rate	9	%(D)	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Dividend Focused
	Class C
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period	$11.96		$10.00
Investment operations
Net investment income (loss) (B)	0.05		0.08
Net realized and unrealized gain (loss)	0.99		1.96
Total investment operations	1.04		2.04
Distributions
Net investment income	(0.07)		(0.08)
Net realized gains	(0.10)		—
Total distributions	(0.17)		(0.08)
Net asset value
End of period	$12.83		$11.96
Total return (C)	8.74	%(D)	20.50	%(D)
Net assets end of period (000’s)	$2,365		$1,297
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.80	%(E)	1.78	%(E)
Before (waiver/reimbursement) recapture	1.80	%(E)	1.78	%(E)
Net investment income (loss) to average net assets	0.77	%(E)	0.83	%(E)
Portfolio turnover rate	9	%(D)	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Dividend Focused
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period	$11.98		$10.00
Investment operations
Net investment income (loss) (B)	0.12		0.17
Net realized and unrealized gain (loss)	0.98		1.96
Total investment operations	1.10		2.13
Distributions
Net investment income	(0.12)		(0.15)
Net realized gains	(0.10)		—
Total distributions	(0.22)		(0.15)
Net asset value
End of period	$12.86		$11.98
Total return (C)	9.27	%(D)	21.40	%(D)
Net assets end of period (000’s)	$3,973		$1,715
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.81	%(E)	0.82	%(E)
Before (waiver/reimbursement) recapture	0.81	%(E)	0.82	%(E)
Net investment income (loss) to average net assets	1.87	%(E)	1.82	%(E)
Portfolio turnover rate	9	%(D)	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Dividend Focused
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period	$11.98		$10.00
Investment operations
Net investment income (loss) (B)	0.12		0.17
Net realized and unrealized gain (loss)	1.00		1.97
Total investment operations	1.12		2.14
Distributions
Net investment income	(0.13)		(0.16)
Net realized gains	(0.10)		—
Total distributions	(0.23)		(0.16)
Net asset value
End of period	$12.87		$11.98
Total return (C)	9.41	%(D)	21.49	%(D)
Net assets end of period (000’s)	$1,005,888		$1,023,268
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.71	%(E)	0.71	%(E)
Before (waiver/reimbursement) recapture	0.71	%(E)	0.71	%(E)
Net investment income (loss) to average net assets	1.88	%(E)	1.91	%(E)
Portfolio turnover rate	9	%(D)	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Emerging Markets Debt
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$10.83		$11.54	$10.00	$10.00
Investment operations
Net investment income (loss) (B)	0.31		0.56	0.59	0.08
Net realized and unrealized gain (loss)	—	(C)	(0.55)	1.45	(0.08)
Total investment operations	0.31		0.01	2.04	—
Distributions
Net investment income	(0.33)		(0.47)	(0.50)	—	(C)
Net realized gains	—		(0.25)	—	—
Total distributions	(0.33)		(0.72)	(0.50)	—	(C)
Net asset value
End of period/year	$10.81		$10.83	$11.54	$10.00
Total return (D)	2.90	%(E)	(0.07)%	21.07%	0.04	%(E)
Net assets end of period/year (000’s)	$85,697		$129,805	$60,754	$2,247
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.22	%(F)	1.11%	1.21%	1.35	%(F)
Before (waiver/reimbursement) recapture	1.22	%(F)	1.11%	1.19%	1.65	%(F)
Net investment income (loss) to average net assets	5.90	%(F)	5.02%	5.47%	5.24	%(F)
Portfolio turnover rate	161	%(E)	326%	305%	31	%(E)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Emerging Markets Debt
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$10.80		$11.51	$9.99	$10.00
Investment operations
Net investment income (loss) (B)	0.28		0.48	0.52	0.07
Net realized and unrealized gain (loss)	(0.01)		(0.54)	1.44	(0.08)
Total investment operations	0.27		(0.06)	1.96	(0.01)
Distributions
Net investment income	(0.30)		(0.40)	(0.44)	—	(C)
Net realized gains	—		(0.25)	—	—
Total distributions	(0.30)		(0.65)	(0.44)	—	(C)
Net asset value
End of period/year	$10.77		$10.80	$11.51	$9.99
Total return (D)	2.59	%(E)	(0.69)%	20.24%	(0.08	)%(E)
Net assets end of period/year (000’s)	$25,268		$30,547	$10,543	$1,025
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.86	%(F)	1.81%	1.87%	2.00	%(F)
Before (waiver/reimbursement) recapture	1.86	%(F)	1.81%	1.86%	2.29	%(F)
Net investment income (loss) to average net assets	5.29	%(F)	4.36%	4.87%	4.35	%(F)
Portfolio turnover rate	161	%(E)	326%	305%	31	%(E)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Emerging Markets Debt
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$10.85		$11.56	$10.01	$10.00
Investment operations
Net investment income (loss) (B)	0.33		0.60	0.63	0.09
Net realized and unrealized gain (loss)	0.01	(C)	(0.56)	1.44	(0.08)
Total investment operations	0.34		0.04	2.07	0.01
Distributions
Net investment income	(0.36)		(0.50)	(0.52)	—	(D)
Net realized gains	—		(0.25)	—	—
Total distributions	(0.36)		(0.75)	(0.52)	—	(D)
Net asset value
End of period/year	$10.83		$10.85	$11.56	$10.01
Total return (E)	3.14	%(F)	0.23%	21.40%	0.14	%(F)
Net assets end of period/year (000’s)	$279,909		$133,449	$46,190	$2,064
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.81	%(G)	0.79%	0.86%	1.00	%(G)
Before (waiver/reimbursement) recapture	0.81	%(G)	0.79%	0.84%	1.34	%(G)
Net investment income (loss) to average net assets	6.33	%(G)	5.38%	5.68%	5.46	%(G)
Portfolio turnover rate	161	%(F)	326%	305%	31	%(F)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding throughout each period/year	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$10.85		$11.56	$10.01	$10.00
Investment operations
Net investment income (loss) (B)	0.33		0.61	0.63	0.07
Net realized and unrealized gain (loss)	0.01	(C)	(0.56)	1.45	(0.06)
Total investment operations	0.34		0.05	2.08	0.01
Distributions
Net investment income	(0.36)		(0.51)	(0.53)	—	(D)
Net realized gains	—		(0.25)	—	—
Total distributions	(0.36)		(0.76)	(0.53)	—	(D)
Net asset value
End of period/year	$10.83		$10.85	$11.56	$10.01
Total return (E)	3.19	%(F)	0.33%	21.50%	0.14	%(F)
Net assets end of period/year (000’s)	$165,190		$339,967	$505,629	$95,233
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.72	%(G)	0.69%	0.76%	1.00	%(G)
Before (waiver/reimbursement) recapture	0.72	%(G)	0.69%	0.74%	1.23	%(G)
Net investment income (loss) to average net assets	6.30	%(G)	5.38%	5.82%	4.63	%(G)
Portfolio turnover rate	161	%(F)	326%	305%	31	%(F)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Emerging Markets Equity
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.40		$9.42	$10.00
Investment operations
Net investment income (loss) (B)	—		0.12	0.09
Net realized and unrealized gain (loss)	(0.43)		0.88	(0.67)
Total investment operations	(0.43)		1.00	(0.58)
Distributions
Net investment income	(0.10)		(0.02)	—
Total distributions	(0.10)		(0.02)	—
Net asset value
End of period/year	$9.87		$10.40	$9.42
Total return (C)	(4.10	)%(D)	10.68%	(5.80	)%(D)
Net assets end of period/year (000’s)	$1,035		$805	$302
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.59	%(E)	1.60%	1.85	%(E)
Before (waiver/reimbursement) recapture	1.59	%(E)	1.60%	1.85	%(E)
Net investment income (loss) to average net assets	0.03	%(E)	1.19%	1.97	%(E)
Portfolio turnover rate	27	%(D)	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Emerging Markets Equity
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.32		$9.39	$10.00
Investment operations
Net investment income (loss) (B)	(0.03)		0.06	0.07
Net realized and unrealized gain (loss)	(0.42)		0.87	(0.68)
Total investment operations	(0.45)		0.93	(0.61)
Distributions
Net investment income	(0.07)		—	—
Total distributions	(0.07)		—	—
Net asset value
End of period/year	$9.80		$10.32	$9.39
Total return (C)	(4.46	)%(D)	9.90%	(6.10	)%(D)
Net assets end of period/year (000’s)	$1,169		$916	$253
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.27	%(E)	2.23%	2.52	%(E)
Before (waiver/reimbursement) recapture	2.27	%(E)	2.23%	2.52	%(E)
Net investment income (loss) to average net assets	(0.67	)%(E)	0.57%	1.43	%(E)
Portfolio turnover rate	27	%(D)	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Emerging Markets Equity
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.43		$9.43	$10.00
Investment operations
Net investment income (loss) (B)	0.01		0.17	0.11
Net realized and unrealized gain (loss)	(0.43)		0.87	(0.68)
Total investment operations	(0.42)		1.04	(0.57)
Distributions
Net investment income	(0.12)		(0.04)	—
Total distributions	(0.12)		(0.04)	—
Net asset value
End of period/year	$9.89		$10.43	$9.43
Total return (C)	(4.02	)%(D)	11.03%	(5.70	)%(D)
Net assets end of period/year (000’s)	$473		$505	$302
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.28	%(E)	1.26%	1.60	%(E)
Before (waiver/reimbursement) recapture	1.28	%(E)	1.26%	1.60	%(E)
Net investment income (loss) to average net assets	0.24	%(E)	1.74%	2.26	%(E)
Portfolio turnover rate	27	%(D)	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.44		$9.44	$10.00
Investment operations
Net investment income (loss) (B)	0.02		0.16	0.10
Net realized and unrealized gain (loss)	(0.43)		0.88	(0.66)
Total investment operations	(0.41)		1.04	(0.56)
Distributions
Net investment income	(0.13)		(0.04)	—
Total distributions	(0.13)		(0.04)	—
Net asset value
End of period/year	$9.90		$10.44	$9.44
Total return (C)	(3.90	)%(D)	11.09%	(5.60	)%(D)
Net assets end of period/year (000’s)	$187,052		$220,261	$107,183
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.17	%(E)	1.15%	1.49	%(E)
Before (waiver/reimbursement) recapture	1.17	%(E)	1.15%	1.49	%(E)
Net investment income (loss) to average net assets	0.32	%(E)	1.66%	2.06	%(E)
Portfolio turnover rate	27	%(D)	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Enhanced Muni
Class A
April 30, 2014 (unaudited)	October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.37	$10.00
Investment operations
Net investment income (loss) (B)	0.12	0.22
Net realized and unrealized gain (loss)	0.35	0.38	(C)
Total investment operations	0.47	0.60
Distributions
Net investment income	(0.12)	(0.23)
Total distributions	(0.12)	(0.23)
Net asset value
End of period/year	$10.72	$10.37
Total return (D)	4.55	%(E)	6.05%
Net assets end of period/year (000’s)	$12,608	$6,241
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.86	%(F)	0.86%
Before (waiver/reimbursement) recapture	1.25	%(F)	2.36%
Net investment income (loss) to average net assets	2.33	%(F)	2.12%
Portfolio turnover rate	40	%(E)	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Enhanced Muni
Class C
April 30, 2014 (unaudited)	October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.36	$10.00
Investment operations
Net investment income (loss) (B)	0.09	0.15
Net realized and unrealized gain (loss)	0.35	0.39	(C)
Total investment operations	0.44	0.54
Distributions
Net investment income	(0.09)	(0.18)
Total distributions	(0.09)	(0.18)
Net asset value
End of period/year	$10.71	$10.36
Total return (D)	4.27	%(E)	5.42%
Net assets end of period/year (000’s)	$5,579	$1,778
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.46	%(F)	1.46%
Before (waiver/reimbursement) recapture	1.99	%(F)	3.08%
Net investment income (loss) to average net assets	1.73	%(F)	1.47%
Portfolio turnover rate	40	%(E)	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Enhanced Muni
Class I
April 30, 2014 (unaudited)	October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.41	$10.00
Investment operations
Net investment income (loss) (B)	0.13	0.23
Net realized and unrealized gain (loss)	0.36	0.38	(C)
Total investment operations	0.49	0.61
Distributions
Net investment income	(0.13)	(0.20)
Total distributions	(0.13)	(0.20)
Net asset value
End of period/year	$10.77	$10.41
Total return (D)	4.70	%(E)	6.10%
Net assets end of period/year (000’s)	$13,536	$6,632
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.71	%(F)	0.71%
Before (waiver/reimbursement) recapture	1.05	%(F)	2.12%
Net investment income (loss) to average net assets	2.48	%(F)	2.21%
Portfolio turnover rate	40	%(E)	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Flexible Income
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$9.38		$9.37	$8.83	$8.99	$8.33		$7.22
Investment operations
Net investment income (loss) (A)	0.16		0.41	0.45	0.51	0.50		0.46
Net realized and unrealized gain (loss)	0.06		0.03	0.55	(0.16)	0.70		1.08
Total investment operations	0.22		0.44	1.00	0.35	1.20		1.54
Distributions
Net investment income	(0.16)		(0.43)	(0.46)	(0.51)	(0.54)		(0.43)
Total distributions	(0.16)		(0.43)	(0.46)	(0.51)	(0.54)		(0.43)
Net asset value
End of period/year	$9.44		$9.38	$9.37	$8.83	$8.99		$8.33
Total return (B)	2.32	%(C)	4.85%	11.60%	3.93%	14.89%		22.30%
Net assets end of period/year (000’s)	$81,678		$78,512	$77,291	$65,393	$55,103		$24,173
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.89	%(D)	0.95%	0.95%	0.97%	1.07	%(E)	1.47%
Before (waiver/reimbursement) recapture	0.92	%(D)	1.00%	1.01%	1.07%	1.15	%(E)	1.47%
Net investment income (loss) to average net assets	3.35	%(D)	4.32%	4.95%	5.70%	5.79%		6.03%
Portfolio turnover rate	18	%(C)	32%	35%	42%	120%		169%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Flexible Income
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$9.39		$9.37	$8.83	$9.00	$8.34		$7.23
Investment operations
Net investment income (loss) (A)	0.12		0.32	0.37	0.44	0.43		0.40
Net realized and unrealized gain (loss)	0.04		0.05	0.55	(0.18)	0.71		1.09
Total investment operations	0.16		0.37	0.92	0.26	1.14		1.49
Distributions
Net investment income	(0.11)		(0.35)	(0.38)	(0.43)	(0.48)		(0.38)
Total distributions	(0.11)		(0.35)	(0.38)	(0.43)	(0.48)		(0.38)
Net asset value
End of period/year	$9.44		$9.39	$9.37	$8.83	$9.00		$8.34
Total return (B)	1.76	%(C)	4.00%	10.69%	2.96%	14.02%		21.39%
Net assets end of period/year (000’s)	$4,256		$4,819	$6,641	$7,066	$10,614		$8,161
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.75	%(D)	1.85%	1.79%	1.82%	1.88	%(E)	2.16%
Before (waiver/reimbursement) recapture	1.75	%(D)	1.85%	1.79%	1.82%	1.88	%(E)	2.16%
Net investment income (loss) to average net assets	2.50	%(D)	3.42%	4.13%	4.87%	4.97%		5.36%
Portfolio turnover rate	18	%(C)	32%	35%	42%	120%		169%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Flexible Income
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$9.32		$9.31	$8.79	$8.96	$8.31		$7.21
Investment operations
Net investment income (loss) (A)	0.12		0.34	0.38	0.45	0.44		0.41
Net realized and unrealized gain (loss)	0.06		0.04	0.54	(0.17)	0.70		1.08
Total investment operations	0.18		0.38	0.92	0.28	1.14		1.49
Distributions
Net investment income	(0.12)		(0.37)	(0.40)	(0.45)	(0.49)		(0.39)
Total distributions	(0.12)		(0.37)	(0.40)	(0.45)	(0.49)		(0.39)
Net asset value
End of period/year	$9.38		$9.32	$9.31	$8.79	$8.96		$8.31
Total return (B)	1.96	%(C)	4.10%	10.71%	3.21%	14.15%		21.50%
Net assets end of period/year (000’s)	$69,511		$71,692	$81,874	$50,314	$36,264		$12,978
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.62	%(D)	1.67%	1.65%	1.68%	1.74	%(E)	2.06%
Before (waiver/reimbursement) recapture	1.62	%(D)	1.67%	1.65%	1.68%	1.74	%(E)	2.06%
Net investment income (loss) to average net assets	2.64	%(D)	3.60%	4.22%	4.98%	5.14%		5.43%
Portfolio turnover rate	18	%(C)	32%	35%	42%	120%		169%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Flexible Income
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$9.39		$9.38	$8.85	$9.02	$8.48
Investment operations
Net investment income (loss) (B)	0.17		0.43	0.47	0.53	0.50
Net realized and unrealized gain (loss)	0.06		0.04	0.55	(0.16)	0.57
Total investment operations	0.23		0.47	1.02	0.37	1.07
Distributions
Net investment income	(0.17)		(0.46)	(0.49)	(0.54)	(0.53)
Total distributions	(0.17)		(0.46)	(0.49)	(0.54)	(0.53)
Net asset value
End of period/year	$9.45		$9.39	$9.38	$8.85	$9.02
Total return (C)	2.45	%(D)	5.13%	11.87%	4.19%	13.10	%(D)
Net assets end of period/year (000’s)	$34,225		$33,036	$31,480	$19,992	$9,787
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.63	%(E)	0.68%	0.67%	0.69%	0.76	%(E), (F)
Before (waiver/reimbursement) recapture	0.63	%(E)	0.68%	0.67%	0.69%	0.76	%(E), (F)
Net investment income (loss) to average net assets	3.63	%(E)	4.58%	5.20%	5.93%	6.25	%(E)
Portfolio turnover rate	18	%(D)	32%	35%	42%	120	%(D)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

For a share outstanding throughout each period/year	Transamerica Flexible Income
	Class I2 (A)
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$9.40		$9.38	$8.86	$9.03	$8.37		$7.25
Investment operations
Net investment income (loss) (B)	0.16		0.44	0.48	0.55	0.53		0.50
Net realized and unrealized gain (loss)	0.06		0.05	0.54	(0.17)	0.71		1.10
Total investment operations	0.22		0.49	1.02	0.38	1.24		1.60
Distributions
Net investment income	(0.17)		(0.47)	(0.50)	(0.55)	(0.58)		(0.48)
Total distributions	(0.17)		(0.47)	(0.50)	(0.55)	(0.58)		(0.48)
Net asset value
End of period/year	$9.45		$9.40	$9.38	$8.86	$9.03		$8.37
Total return (C)	2.39	%(D)	5.35%	11.85%	4.31%	15.39%		23.16%
Net assets end of period/year (000’s)	$393,906		$56,421	$128,284	$109,052	$146,631		$132,177
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.53	%(E)	0.58%	0.57%	0.58%	0.64	%(F)	0.85%
Before (waiver/reimbursement) recapture	0.53	%(E)	0.58%	0.57%	0.58%	0.64	%(F)	0.85%
Net investment income (loss) to average net assets	3.50	%(E)	4.65%	5.32%	6.10%	6.18%		6.64%
Portfolio turnover rate	18	%(D)	32%	35%	42%	120%		169%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period ended:

For a share outstanding throughout each period	Transamerica Floating Rate
	Class A		Class C		Class I		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.13		0.10		0.15		0.15
Net realized and unrealized gain (loss)	0.03		0.02		0.02		0.02
Total investment operations	0.16		0.12		0.17		0.17
Distributions
Net investment income	(0.13)		(0.09)		(0.14)		(0.14)
Total distributions	(0.13)		(0.09)		(0.14)		(0.14)
Net asset value
End of period	$10.03		$10.03		$10.03		$10.03
Total return (C)	1.57	%(D)	1.21	%(D)	1.71	%(D)	1.72	%(D)
Net assets end of period (000’s)	$485		$945		$402		$170,598
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.08	%(F)	1.80	%(F)	0.80	%(F)	0.80	%(F)
Before (waiver/reimbursement) recapture	1.19	%(F)	1.92	%(F)	0.96	%(F)	0.85	%(F)
Net investment income (loss) to average net assets	2.57	%(F)	1.97	%(F)	2.92	%(F)	3.09	%(F)
Portfolio turnover rate (G)	46	%(D)	46	%(D)	46	%(D)	46	%(D)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period	Transamerica Global Bond
	Class A		Class C		Class I		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.03		0.02		0.04		0.04
Net realized and unrealized gain (loss)	0.22		0.22		0.21		0.21
Total investment operations	0.25		0.24		0.25		0.25
Distributions
Net investment income	(0.03)		(0.02)		(0.03)		(0.03)
Total distributions	(0.03)		(0.02)		(0.03)		(0.03)
Net asset value
End of period	$10.22		$10.22		$10.22		$10.22
Total return (C)	2.51	%(D)	2.38	%(D)	2.55	%(D)	2.55	%(D)
Net assets end of period (000’s)	$277		$256		$333		$51,722
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.00	%(E)	1.75	%(E)	0.75	%(E)	0.75	%(E)
Before (waiver/reimbursement) recapture	10.94	%(E)	4.56	%(E)	3.74	%(E)	1.16	%(E)
Net investment income (loss) to average net assets	1.98	%(E)	1.20	%(E)	2.29	%(E)	2.41	%(E)
Portfolio turnover rate	59	%(D)	59	%(D)	59	%(D)	59	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Growth Opportunities
Class A
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.73	$8.15	$10.93	$9.82	$7.54	$6.57
Investment operations
Net investment income (loss) (A)	(0.04)	(0.03)	0.01	(0.10)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.05	2.71	(0.55)	1.21	2.33	1.02
Total investment operations	0.01	2.68	(0.54)	1.11	2.28	0.97
Distributions
Net investment income	—	(0.02)	—	(B)	—	—	—
Net realized gains	(0.45)	(0.08)	(2.24)	—	—	—
Total distributions	(0.45)	(0.10)	(2.24)	—	—	—
Net asset value
End of period/year	$10.29	$10.73	$8.15	$10.93	$9.82	$7.54
Total return (C)	(0.14	)%(D)	33.31%	(3.79)%	11.30%	30.41%	14.76%
Net assets end of period/year (000’s)	$101,564	$105,245	$91,110	$103,177	$59,685	$48,788
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.38	%(E)	1.46%	1.67%	1.75%	1.75%	1.75%
Before (waiver/reimbursement) recapture	1.38	%(E)	1.46%	1.54%	1.64%	1.98%	2.23%
Net investment income (loss) to average net assets	(0.63	)%(E)	(0.27)%	0.10%	(0.83)%	(0.56)%	(0.68)%
Portfolio turnover rate	27	%(D)	45%	38%	125%	63%	71%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Growth Opportunities
Class B
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.43	$7.21	$10.01	$9.05	$6.99	$6.13
Investment operations
Net investment income (loss) (A)	(0.07)	(0.09)	(0.04)	(0.15)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	0.04	2.39	(0.52)	1.11	2.16	0.94
Total investment operations	(0.03)	2.30	(0.56)	0.96	2.06	0.86
Distributions
Net investment income	—	—	—	(B)	—	—	—
Net realized gains	(0.45)	(0.08)	(2.24)	—	—	—
Total distributions	(0.45)	(0.08)	(2.24)	—	—	—
Net asset value
End of period/year	$8.95	$9.43	$7.21	$10.01	$9.05	$6.99
Total return (C)	(0.59	)%(D)	32.23%	(4.47)%	10.61%	29.47%	14.03%
Net assets end of period/year (000’s)	$4,544	$5,507	$5,582	$9,636	$12,406	$14,067
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.23	%(E)	2.27%	2.32%	2.40%	2.40%	2.40%
Before (waiver/reimbursement) recapture	2.23	%(E)	2.27%	2.31%	2.29%	2.41%	2.71%
Net investment income (loss) to average net assets	(1.48	)%(E)	(1.06)%	(0.56)%	(1.40)%	(1.21)%	(1.25)%
Portfolio turnover rate	27	%(D)	45%	38%	125%	63%	71%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Growth Opportunities
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.48		$7.25	$10.05	$9.08	$7.01	$6.16
Investment operations
Net investment income (loss) (A)	(0.07)		(0.09)	(0.04)	(0.15)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	0.05		2.40	(0.52)	1.12	2.17	0.93
Total investment operations	(0.02)		2.31	(0.56)	0.97	2.07	0.85
Distributions
Net realized gains	(0.45)		(0.08)	(2.24)	—	—	—
Total distributions	(0.45)		(0.08)	(2.24)	—	—	—
Net asset value
End of period/year	$9.01		$9.48	$7.25	$10.05	$9.08	$7.01
Total return (B)	(0.48	)%(C)	32.19%	(4.46)%	10.68%	29.53%	13.80%
Net assets end of period/year (000’s)	$13,486		$13,099	$10,943	$14,288	$12,781	$10,774
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.14	%(D)	2.25%	2.28%	2.40%	2.40%	2.40%
Before (waiver/reimbursement) recapture	2.14	%(D)	2.25%	2.28%	2.28%	2.41%	2.62%
Net investment income (loss) to average net assets	(1.39	)%(D)	(1.06)%	(0.51)%	(1.43)%	(1.21)%	(1.31)%
Portfolio turnover rate	27	%(C)	45%	38%	125%	63%	71%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Growth Opportunities
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$11.32		$8.61	$11.37	$10.19	$8.04
Investment operations
Net investment income (loss) (B)	(0.01)		0.02	0.08	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.04		2.85	(0.58)	1.24	2.17
Total investment operations	0.03		2.87	(0.50)	1.22	2.15
Distributions
Net investment income	—		(0.08)	(0.02)	(0.04)	—
Net realized gains	(0.45)		(0.08)	(2.24)	—	—
Total distributions	(0.45)		(0.16)	(2.26)	(0.04)	—
Net asset value
End of period/year	$10.90		$11.32	$8.61	$11.37	$10.19
Total return (C)	0.05	%(D)	33.87%	(3.16)%	12.01%	26.74	%(D)
Net assets end of period/year (000’s)	$65,082		$68,609	$80,359	$9,954	$815
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.99	%(E)	1.01%	0.99%	1.08%	1.40	%(E)
Before (waiver/reimbursement) recapture	0.99	%(E)	1.01%	0.99%	1.08%	1.48	%(E)
Net investment income (loss) to average net assets	(0.24	)%(E)	0.22%	0.90%	(0.20)%	(0.23	)%(E)
Portfolio turnover rate	27	%(D)	45%	38%	125%	63	%(D)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Growth Opportunities
	Class I2 (A)
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$11.41		$8.68	$11.43	$10.23	$7.78	$6.74
Investment operations
Net investment income (loss) (B)	—	(C)	0.03	0.09	0.01	0.03	0.01
Net realized and unrealized gain (loss)	0.03		2.87	(0.58)	1.25	2.42	1.03
Total investment operations	0.03		2.90	(0.49)	1.26	2.45	1.04
Distributions
Net investment income	—		(0.09)	(0.02)	(0.06)	—	—
Net realized gains	(0.45)		(0.08)	(2.24)	—	—	—
Total distributions	(0.45)		(0.17)	(2.26)	(0.06)	—	—
Net asset value
End of period/year	$10.99		$11.41	$8.68	$11.43	$10.23	$7.78
Total return (D)	0.05	%(E)	34.04%	(2.97)%	12.28%	31.49%	15.43%
Net assets end of period/year (000’s)	$522,084		$529,348	$397,945	$113,057	$106,970	$111,402
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.83	%(F)	0.84%	0.85%	0.89%	0.88%	0.91%
Before (waiver/reimbursement) recapture	0.83	%(F)	0.84%	0.85%	0.89%	0.88%	0.91%
Net investment income (loss) to average net assets	(0.08	)%(F)	0.32%	0.99%	0.09%	0.32%	0.15%
Portfolio turnover rate	27	%(E)	45%	38%	125%	63%	71%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica High Yield Bond
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.75		$9.59	$8.95	$9.16	$8.45	$6.31
Investment operations
Net investment income (loss) (A)	0.25		0.54	0.59	0.61	0.66	0.65
Net realized and unrealized gain (loss)	0.17		0.17	0.67	(0.21)	0.73	2.14
Total investment operations	0.42		0.71	1.26	0.40	1.39	2.79
Distributions
Net investment income	(0.25)		(0.55)	(0.62)	(0.61)	(0.68)	(0.66)
Net realized gains	(0.13)		—	—	—	—	—
Total distributions	(0.38)		(0.55)	(0.62)	(0.61)	(0.68)	(0.66)
Net asset value
End of period/year	$9.79		$9.75	$9.59	$8.95	$9.16	$8.45
Total return (B)	4.40	%(C)	7.58%	14.57%	4.41%	17.21%	47.58%
Net assets end of period/year (000’s)	$408,975		$404,077	$256,099	$228,920	$193,332	$67,290
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.98	%(D)	1.04%	1.06%	1.17%	1.15%	1.19%
Before (waiver/reimbursement) recapture	0.98	%(D)	1.04%	1.06%	1.17%	1.15%	1.19%
Net investment income (loss) to average net assets	5.19	%(D)	5.49%	6.44%	6.65%	7.52%	9.08%
Portfolio turnover rate	18	%(C)	64%	78%	93%	91%	58%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica High Yield Bond
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.76		$9.60	$8.95	$9.15	$8.44	$6.30
Investment operations
Net investment income (loss) (A)	0.21		0.46	0.52	0.55	0.61	0.60
Net realized and unrealized gain (loss)	0.17		0.17	0.67	(0.21)	0.72	2.15
Total investment operations	0.38		0.63	1.19	0.34	1.33	2.75
Distributions
Net investment income	(0.21)		(0.47)	(0.54)	(0.54)	(0.62)	(0.61)
Net realized gains	(0.13)		—	—	—	—	—
Total distributions	(0.34)		(0.47)	(0.54)	(0.54)	(0.62)	(0.61)
Net asset value
End of period/year	$9.80		$9.76	$9.60	$8.95	$9.15	$8.44
Total return (B)	3.98	%(C)	6.69%	13.77%	3.81%	16.38%	46.69%
Net assets end of period/year (000’s)	$7,700		$8,234	$9,236	$9,431	$13,887	$11,898
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.81	%(D)	1.83%	1.84%	1.83%	1.83%	1.91%
Before (waiver/reimbursement) recapture	1.81	%(D)	1.83%	1.83%	1.84%	1.83%	1.91%
Net investment income (loss) to average net assets	4.37	%(D)	4.72%	5.69%	5.99%	6.93%	8.56%
Portfolio turnover rate	18	%(C)	64%	78%	93%	91%	58%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica High Yield Bond
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.72		$9.56	$8.92	$9.13	$8.42	$6.30
Investment operations
Net investment income (loss) (A)	0.21		0.47	0.53	0.55	0.61	0.60
Net realized and unrealized gain (loss)	0.17		0.17	0.66	(0.21)	0.73	2.14
Total investment operations	0.38		0.64	1.19	0.34	1.34	2.74
Distributions
Net investment income	(0.21)		(0.48)	(0.55)	(0.55)	(0.63)	(0.62)
Net realized gains	(0.13)		—	—	—	—	—
Total distributions	(0.34)		(0.48)	(0.55)	(0.55)	(0.63)	(0.62)
Net asset value
End of period/year	$9.76		$9.72	$9.56	$8.92	$9.13	$8.42
Total return (B)	4.03	%(C)	6.80%	13.81%	3.84%	16.54%	46.63%
Net assets end of period/year (000’s)	$74,705		$75,630	$76,995	$48,789	$41,810	$19,548
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.74	%(D)	1.77%	1.77%	1.76%	1.77%	1.81%
Before (waiver/reimbursement) recapture	1.74	%(D)	1.77%	1.77%	1.76%	1.77%	1.81%
Net investment income (loss) to average net assets	4.43	%(D)	4.78%	5.73%	6.07%	6.96%	8.23%
Portfolio turnover rate	18	%(C)	64%	78%	93%	91%	58%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica High Yield Bond
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$9.82		$9.66	$9.00	$9.20	$8.55
Investment operations
Net investment income (loss) (B)	0.26		0.57	0.62	0.65	0.63
Net realized and unrealized gain (loss)	0.17		0.17	0.68	(0.21)	0.68
Total investment operations	0.43		0.74	1.30	0.44	1.31
Distributions
Net investment income	(0.26)		(0.58)	(0.64)	(0.64)	(0.66)
Net realized gains	(0.13)		—	—	—	—
Total distributions	(0.39)		(0.58)	(0.64)	(0.64)	(0.66)
Net asset value
End of period/year	$9.86		$9.82	$9.66	$9.00	$9.20
Total return (C)	4.49	%(D)	7.80%	15.05%	4.95%	15.92	%(D)
Net assets end of period/year (000’s)	$122,565		$82,840	$103,181	$82,736	$27,057
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.76	%(E)	0.79%	0.78%	0.77%	0.83	%(E)
Before (waiver/reimbursement) recapture	0.76	%(E)	0.79%	0.78%	0.78%	0.83	%(E)
Net investment income (loss) to average net assets	5.41	%(E)	5.78%	6.64%	7.09%	7.71	%(E)
Portfolio turnover rate	18	%(D)	64%	78%	93%	91	%(D)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica High Yield Bond
	Class I2 (A)
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$9.84		$9.67	$9.02	$9.22	$8.50	$6.35
Investment operations
Net investment income (loss) (B)	0.27		0.57	0.64	0.66	0.71	0.69
Net realized and unrealized gain (loss)	0.17		0.19	0.66	(0.21)	0.73	2.16
Total investment operations	0.44		0.76	1.30	0.45	1.44	2.85
Distributions
Net investment income	(0.27)		(0.59)	(0.65)	(0.65)	(0.72)	(0.70)
Net realized gains	(0.13)		—	—	—	—	—
Total distributions	(0.40)		(0.59)	(0.65)	(0.65)	(0.72)	(0.70)
Net asset value
End of period/year	$9.88		$9.84	$9.67	$9.02	$9.22	$8.50
Total return (C)	4.54	%(D)	8.03%	15.01%	5.06%	17.74%	48.39%
Net assets end of period/year (000’s)	$679,332		$566,100	$250,912	$388,633	$408,505	$472,936
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.65	%(E)	0.67%	0.67%	0.66%	0.66%	0.67%
Before (waiver/reimbursement) recapture	0.65	%(E)	0.67%	0.67%	0.66%	0.66%	0.67%
Net investment income (loss) to average net assets	5.53	%(E)	5.83%	6.88%	7.16%	8.11%	9.96%
Portfolio turnover rate	18	%(D)	64%	78%	93%	91%	58%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica High Yield Muni
	Class A
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.21		$10.00
Investment operations
Net investment income (loss) (B)	0.20		0.09
Net realized and unrealized gain (loss)	0.61		0.21
Total investment operations	0.81		0.30
Distributions
Net investment income	(0.18)		(0.09)
Net realized gains	(0.02)		—
Total distributions	(0.20)		(0.09)
Net asset value
End of period/year	$10.82		$10.21
Total return (C)	7.96	%(D)	2.96	%(D)
Net assets end of period/year (000’s)	$1,078		$262
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.91	%(F)	0.91	%(F)
Before (waiver/reimbursement) recapture	3.03	%(F)	43.10	%(F)
Net investment income (loss) to average net assets	3.87	%(F)	3.50	%(F)
Portfolio turnover rate (G)	100	%(D)	52	%(D)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica High Yield Muni
	Class C
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.21		$10.00
Investment operations
Net investment income (loss) (B)	0.17		0.07
Net realized and unrealized gain (loss)	0.61		0.21
Total investment operations	0.78		0.28
Distributions
Net investment income	(0.15)		(0.07)
Net realized gains	(0.02)		—
Total distributions	(0.17)		(0.07)
Net asset value
End of period/year	$10.82		$10.21
Total return (C)	7.67	%(D)	2.83	%(D)
Net assets end of period/year (000’s)	$1,133		$496
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.51	%(F)	1.51	%(F)
Before (waiver/reimbursement) recapture	3.68	%(F)	43.79	%(F)
Net investment income (loss) to average net assets	3.29	%(F)	2.88	%(F)
Portfolio turnover rate (G)	100	%(D)	52	%(D)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica High Yield Muni
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.21		$10.00
Investment operations
Net investment income (loss) (B)	0.21		0.09
Net realized and unrealized gain (loss)	0.60		0.21
Total investment operations	0.81		0.30
Distributions
Net investment income	(0.18)		(0.09)
Net realized gains	(0.02)		—
Total distributions	(0.20)		(0.09)
Net asset value
End of period/year	$10.82		$10.21
Total return (C)	8.03	%(D)	3.00	%(D)
Net assets end of period/year (000’s)	$3,068		$258
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.76	%(F)	0.76	%(F)
Before (waiver/reimbursement) recapture	2.76	%(F)	42.89	%(F)
Net investment income (loss) to average net assets	4.06	%(F)	3.64	%(F)
Portfolio turnover rate (G)	100	%(D)	52	%(D)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Income & Growth
	Class A
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.04		$10.00
Investment operations
Net investment income (loss) (B)	0.43		0.40
Net realized and unrealized gain (loss)	(0.06)		1.03
Total investment operations	0.37		1.43
Distributions
Net investment income	(0.23)		(0.30)
Return of capital	—		(0.09)
Total distributions	(0.23)		(0.39)
Net asset value
End of period/year	$11.18		$11.04
Total return (C)	3.42	%(D)	14.55%
Net assets end of period/year (000’s)	$65,678		$43,345
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.12	%(E)	1.19%
Before (waiver/reimbursement) recapture	1.12	%(E)	1.19%
Net investment income (loss) to average net assets	8.09	%(E)	3.73%
Portfolio turnover rate	19	%(D)	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Income & Growth
	Class C
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.00		$10.00
Investment operations
Net investment income (loss) (B)	0.40		0.32
Net realized and unrealized gain (loss)	(0.06)		1.02
Total investment operations	0.34		1.34
Distributions
Net investment income	(0.20)		(0.26)
Return of capital	—		(0.08)
Total distributions	(0.20)		(0.34)
Net asset value
End of period/year	$11.14		$11.00
Total return (C)	3.14	%(D)	13.67%
Net assets end of period/year (000’s)	$74,398		$40,924
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.82	%(E)	1.88%
Before (waiver/reimbursement) recapture	1.82	%(E)	1.88%
Net investment income (loss) to average net assets	7.48	%(E)	3.05%
Portfolio turnover rate	19	%(D)	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Income & Growth
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.06		$10.00
Investment operations
Net investment income (loss) (B)	0.44		0.48
Net realized and unrealized gain (loss)	(0.05)		0.98
Total investment operations	0.39		1.46
Distributions
Net investment income	(0.24)		(0.31)
Return of capital	—		(0.09)
Total distributions	(0.24)		(0.40)
Net asset value
End of period/year	$11.21		$11.06
Total return (C)	3.63	%(D)	14.86%
Net assets end of period/year (000’s)	$45,835		$27,139
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.86	%(E)	0.90%
Before (waiver/reimbursement) recapture	0.86	%(E)	0.90%
Net investment income (loss) to average net assets	8.26	%(E)	4.55%
Portfolio turnover rate	19	%(D)	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Income & Growth
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.06		$10.00
Investment operations
Net investment income (loss) (B)	0.44		0.51
Net realized and unrealized gain (loss)	(0.05)		0.95
Total investment operations	0.39		1.46
Distributions
Net investment income	(0.24)		(0.31)
Return of capital	—		(0.09)
Total distributions	(0.24)		(0.40)
Net asset value
End of period/year	$11.21		$11.06
Total return (C)	3.68	%(D)	14.95%
Net assets end of period/year (000’s)	$372,890		$359,440
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.75	%(E)	0.79%
Before (waiver/reimbursement) recapture	0.75	%(E)	0.79%
Net investment income (loss) to average net assets	8.16	%(E)	4.81%
Portfolio turnover rate	19	%(D)	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Inflation Opportunities
	Class A		Class C		Class I		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.06		0.05		0.06		0.07
Net realized and unrealized gain (loss)	0.06		0.05		0.06		0.05
Total investment operations	0.12		0.10		0.12		0.12
Distributions
Net investment income	(0.06)		(0.04)		(0.06)		(0.06)
Total distributions	(0.06)		(0.04)		(0.06)		(0.06)
Net asset value
End of period	$10.06		$10.06		$10.06		$10.06
Total return (C)	1.16	%(D)	1.03	%(D)	1.20	%(D)	1.20	%(D)
Net assets end of period (000’s)	$254		$252		$273		$99,655
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.00	%(E)	1.75	%(E)	0.75	%(E)	0.75	%(E)
Before (waiver/reimbursement) recapture	12.26	%(E)	4.22	%(E)	3.72	%(E)	0.81	%(E)
Net investment income (loss) to average net assets	3.60	%(E)	2.85	%(E)	3.86	%(E)	4.21	%(E)
Portfolio turnover rate	50	%(D)	50	%(D)	50	%(D)	50	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica International Equity
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$18.44		$14.57	$13.47	$15.03
Investment operations
Net investment income (loss) (B)	0.30		0.30	0.24	0.15
Net realized and unrealized gain (loss)	0.33		3.81	1.19	(1.71)
Total investment operations	0.63		4.11	1.43	(1.56)
Distributions
Net investment income	(0.34)		(0.24)	(0.33)	—
Net realized gains	(0.39)		—	—	—
Total distributions	(0.73)		(0.24)	(0.33)	—
Net asset value
End of period/year	$18.34		$18.44	$14.57	$13.47
Total return (C)	3.61	%(D)	28.61%	11.10%	(10.38	)%(D)
Net assets end of period/year (000’s)	$55,456		$21,102	$2,999	$490
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.28	%(E)	1.42%	1.46%	1.50	%(E)
Before (waiver/reimbursement) recapture	1.28	%(E)	1.42%	1.51%	1.52	%(E)
Net investment income (loss) to average net assets	3.36	%(E)	1.82%	1.76%	1.56	%(E)
Portfolio turnover rate	8	%(D)	34%	33%	16	%(D)

(A)	Commenced operations on March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica International Equity
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$18.21		$14.45	$13.40	$15.03
Investment operations
Net investment income (loss) (B)	0.20		0.22	0.11	0.16
Net realized and unrealized gain (loss)	0.36		3.76	1.24	(1.79)
Total investment operations	0.56		3.98	1.35	(1.63)
Distributions
Net investment income	(0.27)		(0.22)	(0.30)	—
Net realized gains	(0.39)		—	—	—
Total distributions	(0.66)		(0.22)	(0.30)	—
Net asset value
End of period/year	$18.11		$18.21	$14.45	$13.40
Total return (C)	3.20	%(D)	27.87%	10.49%	(10.84	)%(D)
Net assets end of period/year (000’s)	$31,130		$17,537	$4,886	$113
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.96	%(E)	2.06%	2.04%	2.14	%(E)
Before (waiver/reimbursement) recapture	1.96	%(E)	2.06%	2.04%	2.14	%(E)
Net investment income (loss) to average net assets	2.31	%(E)	1.35%	0.82%	1.64	%(E)
Portfolio turnover rate	8	%(D)	34%	33%	16	%(D)

(A)	Commenced operations on March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica International Equity
	Class I (A)
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$18.60		$14.65	$13.50	$13.97	$12.55	$9.94
Investment operations
Net investment income (loss) (B)	0.29		0.40	0.33	0.40	0.22	0.19
Net realized and unrealized gain (loss)	0.37		3.81	1.17	(0.68)	1.36	2.61
Total investment operations	0.66		4.21	1.50	(0.28)	1.58	2.80
Distributions
Net investment income	(0.37)		(0.26)	(0.35)	(0.19)	(0.16)	(0.19)
Net realized gains	(0.39)		—	—	—	—	—
Total distributions	(0.76)		(0.26)	(0.35)	(0.19)	(0.16)	(0.19)
Net asset value
End of period/year	$18.50		$18.60	$14.65	$13.50	$13.97	$12.55
Total return (C)	3.73	%(D)	29.14%	11.58%	(2.05)%	12.73%	28.58%
Net assets end of period/year (000’s)	$270,544		$168,782	$90,012	$78,738	$75,271	$64,600
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.96	%(E)	1.02%	1.05%	1.16%	1.43%	1.67%
Before (waiver/reimbursement) recapture	0.96	%(E)	1.02%	1.05%	1.16%	1.43%	1.67%
Net investment income (loss) to average net assets	3.20	%(E)	2.40%	2.39%	2.79%	1.76%	1.87%
Portfolio turnover rate	8	%(D)	34%	33%	16%	43%	42%

(A)	Prior to March 1, 2011, information provided in previous periods reflects TS&W International Equity Portfolio, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to November 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica International Equity
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$18.60		$14.65	$13.51	$15.03
Investment operations
Net investment income (loss) (B)	0.29		0.43	0.36	0.29
Net realized and unrealized gain (loss)	0.38		3.79	1.14	(1.81)
Total investment operations	0.67		4.22	1.50	(1.52)
Distributions
Net investment income	(0.38)		(0.27)	(0.36)	—
Net realized gains	(0.39)		—	—	—
Total distributions	(0.77)		(0.27)	(0.36)	—
Net asset value
End of period/year	$18.50		$18.60	$14.65	$13.51
Total return (C)	3.80	%(D)	29.26%	11.64%	(10.11	)%(D)
Net assets end of period/year (000’s)	$488,716		$279,652	$166,085	$46,313
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.86	%(E)	0.91%	0.95%	1.02	%(E)
Before (waiver/reimbursement) recapture	0.86	%(E)	0.91%	0.95%	1.02	%(E)
Net investment income (loss) to average net assets	3.19	%(E)	2.63%	2.62%	3.07	%(E)
Portfolio turnover rate	8	%(D)	34%	33%	16	%(D)

(A)	Commenced operations on March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica International Small Cap Value
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$12.24		$10.00
Investment operations
Net investment income (loss) (B)	0.16		0.20
Net realized and unrealized gain (loss)	0.49		2.04
Total investment operations	0.65		2.24
Distributions
Net investment income	(0.14)		—
Net realized gains	(0.09)		—
Total distributions	(0.23)		—
Net asset value
End of period/year	$12.66		$12.24
Total return (C)	5.41	%(D)	22.40	%(D)
Net assets end of period/year (000’s)	$93,123		$4,186
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.15	%(E)	1.22	%(E)
Before (waiver/reimbursement) recapture	1.15	%(E)	1.23	%(E)
Net investment income (loss) to average net assets	2.66	%(E)	2.16	%(E)
Portfolio turnover rate	11	%(D)	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica International Small Cap Value
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$12.25		$10.00
Investment operations
Net investment income (loss) (B)	0.10		0.24
Net realized and unrealized gain (loss)	0.55		2.01
Total investment operations	0.65		2.25
Distributions
Net investment income	(0.14)		—
Net realized gains	(0.09)		—
Total distributions	(0.23)		—
Net asset value
End of period/year	$12.67		$12.25
Total return (C)	5.42	%(D)	22.50	%(D)
Net assets end of period/year (000’s)	$452,982		$207,569
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.05	%(E)	1.12	%(E)
Before (waiver/reimbursement) recapture	1.05	%(E)	1.12	%(E)
Net investment income (loss) to average net assets	1.63	%(E)	2.63	%(E)
Portfolio turnover rate	11	%(D)	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Large Cap Value
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$14.24		$11.77	$10.30	$10.00
Investment operations
Net investment income (loss) (B)	0.07		0.17	0.16	0.11
Net realized and unrealized gain (loss)	0.93		3.13	1.51	0.28
Total investment operations	1.00		3.30	1.67	0.39
Distributions
Net investment income	(0.08)		(0.19)	(0.20)	(0.09)
Net realized gains	(2.32)		(0.64)	—	—
Total distributions	(2.40)		(0.83)	(0.20)	(0.09)
Net asset value
End of period/year	$12.84		$14.24	$11.77	$10.30
Total return (C)	7.52	%(D)	29.74%	16.40%	3.94	%(D)
Net assets end of period/year (000’s)	$19,074		$8,605	$1,949	$1,021
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.06	%(E)	1.13%	1.26%	1.32	%(E)
Before (waiver/reimbursement) recapture	1.06	%(E)	1.13%	1.26%	1.32	%(E)
Net investment income (loss) to average net assets	1.16	%(E)	1.32%	1.45%	1.09	%(E)
Portfolio turnover rate	39	%(D)	121%	117%	35	%(D)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Large Cap Value
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$14.20		$11.76	$10.29	$10.00
Investment operations
Net investment income (loss) (B)	0.03		0.09	0.10	0.06
Net realized and unrealized gain (loss)	0.93		3.12	1.50	0.28
Total investment operations	0.96		3.21	1.60	0.34
Distributions
Net investment income	(0.04)		(0.13)	(0.13)	(0.05)
Net realized gains	(2.32)		(0.64)	—	—
Total distributions	(2.36)		(0.77)	(0.13)	(0.05)
Net asset value
End of period/year	$12.80		$14.20	$11.76	$10.29
Total return (C)	7.17%		28.86%	15.64%	3.38%
Net assets end of period/year (000’s)	$9,715		$7,783	$1,716	$1,752
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.77	%(D)	1.79%	1.87%	1.91	%(D)
Before (waiver/reimbursement) recapture	1.77	%(D)	1.79%	1.87%	1.91	%(D)
Net investment income (loss) to average net assets	0.48	%(D)	0.68%	0.90%	0.49	%(D)
Portfolio turnover rate	39	%(E)	121%	117%	35	%(E)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Annualized.
(E)	Not annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Large Cap Value
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$14.28		$11.81	$10.31	$10.00
Investment operations
Net investment income (loss) (B)	0.10		0.22	0.22	0.13
Net realized and unrealized gain (loss)	0.93		3.13	1.51	0.30
Total investment operations	1.03		3.35	1.73	0.43
Distributions
Net investment income	(0.10)		(0.24)	(0.23)	(0.12)
Net realized gains	(2.32)		(0.64)	—	—
Total distributions	(2.42)		(0.88)	(0.23)	(0.12)
Net asset value
End of period/year	$12.89		$14.28	$11.81	$10.31
Total return (C)	7.71	%(D)	30.11%	17.00%	4.31	%(D)
Net assets end of period/year (000’s)	$17,078		$16,805	$3,550	$7,855
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.79	%(E)	0.79%	0.83%	0.95	%(E)
Before (waiver/reimbursement) recapture	0.79	%(E)	0.79%	0.83%	0.95	%(E)
Net investment income (loss) to average net assets	1.53	%(E)	1.64%	2.01%	1.38	%(E)
Portfolio turnover rate	39	%(D)	121%	117%	35	%(D)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Large Cap Value
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$14.27		$11.80	$10.32	$10.00
Investment operations
Net investment income (loss) (B)	0.10		0.24	0.23	0.16
Net realized and unrealized gain (loss)	0.94		3.12	1.49	0.30
Total investment operations	1.04		3.36	1.72	0.46
Distributions
Net investment income	(0.11)		(0.25)	(0.24)	(0.14)
Net realized gains	(2.32)		(0.64)	—	—
Total distributions	(2.43)		(0.89)	(0.24)	(0.14)
Net asset value
End of period/year	$12.88		$14.27	$11.80	$10.32
Total return (C)	7.77	%(D)	30.25%	16.90%	4.60	%(D)
Net assets end of period/year (000’s)	$1,497,599		$1,505,170	$1,320,011	$1,328,468
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.69	%(E)	0.69%	0.73%	0.76	%(E)
Before (waiver/reimbursement) recapture	0.69	%(E)	0.69%	0.73%	0.76	%(E)
Net investment income (loss) to average net assets	1.59	%(E)	1.89%	2.04%	1.61	%(E)
Portfolio turnover rate	39	%(D)	121%	117%	35	%(D)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Mid Cap Growth
	Class A		Class C		Class I		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	(0.03)		(0.07)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.51		0.51		0.50		0.51
Total investment operations	0.48		0.44		0.49		0.50
Distributions
Net investment income	—		—		—	(C)	—	(C)
Total distributions	—		—		—	(C)	—	(C)
Net asset value
End of period	$10.48		$10.44		$10.49		$10.50
Total return (D)	4.80	%(E)	4.40	%(E)	4.91	%(E)	5.01	%(E)
Net assets end of period (000’s)	$377		$388		$301		$52,484
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.33	%(F)	2.05	%(F)	1.05	%(F)	1.05	%(F)
Before (waiver/reimbursement) recapture	10.99	%(F)	5.03	%(F)	2.34	%(F)	1.12	%(F)
Net investment income (loss) to average net assets	(0.55	)%(F)	(1.28	)%(F)	(0.27	)%(F)	(0.26	)%(F)
Portfolio turnover rate	41	%(E)	41	%(E)	41	%(E)	41	%(E)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica MLP & Energy Income
	Class A
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.28		$10.00
Investment operations
Net investment income (loss) (B)	0.12		0.13
Net realized and unrealized gain (loss)	0.90		0.20
Total investment operations	1.02		0.33
Distributions
Net investment income	(0.13)		(0.05)
Net realized gains	(0.05)		—
Total distributions	(0.18)		(0.05)
Net asset value
End of period/year	$11.12		$10.28
Total return (C)	10.06	%(D)	3.35	%(D)
Net assets end of period/year (000’s)	$38,705		$16,419
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.57	%(E)	1.65	%(E)
Before (waiver/reimbursement) recapture	1.57	%(E)	1.65	%(E)
Net investment income (loss) to average net assets	2.26	%(E)	2.67	%(E)
Portfolio turnover rate	26	%(D)	28	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica MLP & Energy Income
	Class C
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.25		$10.00
Investment operations
Net investment income (loss) (B)	0.07		0.09
Net realized and unrealized gain (loss)	0.92		0.20
Total investment operations	0.99		0.29
Distributions
Net investment income	(0.11)		(0.04)
Net realized gains	(0.05)		—
Total distributions	(0.16)		(0.04)
Net asset value
End of period/year	$11.08		$10.25
Total return (C)	9.72	%(D)	2.90	%(D)
Net assets end of period/year (000’s)	$23,342		$5,008
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.28	%(E)	2.35	%(E)
Before (waiver/reimbursement) recapture	2.28	%(E)	2.39	%(E)
Net investment income (loss) to average net assets	1.40	%(E)	1.71	%(E)
Portfolio turnover rate	26	%(D)	28	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica MLP & Energy Income
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.28		$10.00
Investment operations
Net investment income (loss) (B)	0.13		0.14
Net realized and unrealized gain (loss)	0.91		0.20
Total investment operations	1.04		0.34
Distributions
Net investment income	(0.14)		(0.06)
Net realized gains	(0.05)		—
Total distributions	(0.19)		(0.06)
Net asset value
End of period/year	$11.13		$10.28
Total return (C)	10.26	%(D)	3.40	%(D)
Net assets end of period/year (000’s)	$61,234		$9,582
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.31	%(E)	1.35	%(E)
Before (waiver/reimbursement) recapture	1.30	%(E)	1.42	%(E)
Net investment income (loss) to average net assets	2.48	%(E)	2.82	%(E)
Portfolio turnover rate	26	%(D)	28	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica MLP & Energy Income
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.28		$10.00
Investment operations
Net investment income (loss) (B)	0.14		0.12
Net realized and unrealized gain (loss)	0.91		0.22
Total investment operations	1.05		0.34
Distributions
Net investment income	(0.15)		(0.06)
Net realized gains	(0.05)		—
Total distributions	(0.20)		(0.06)
Net asset value
End of period/year	$11.13		$10.28
Total return (C)	10.31	%(D)	3.42	%(D)
Net assets end of period/year (000’s)	$220,823		$206,668
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.20	%(E)	1.29	%(E)
Before (waiver/reimbursement) recapture	1.20	%(E)	1.29	%(E)
Net investment income (loss) to average net assets	2.73	%(E)	2.29	%(E)
Portfolio turnover rate	26	%(D)	28	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Money Market
	Class A
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net realized and unrealized gain (loss)	—		—		—		—		—	(B)	—	(B)
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net equalization credits and charges	—		—		—		—		—	(B)	—
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	—	%(D), (E)	0.01%		0.01%		—	%(D)	0.01%		0.21%
Net assets end of period/year (000’s)	$83,829		$90,423		$95,801		$112,490		$119,744		$146,598
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture (F)	0.21	%(G)	0.24%		0.27%		0.20%		0.22%		0.60%
Before (waiver/reimbursement) recapture	1.16	%(G)	1.09%		1.17%		1.26%		1.19%		1.11%
Net investment income (loss) to average net assets	0.02	%(G)	—	%(D)	—	%(D)	—	%(D)	—	%(D)	0.20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Money Market
	Class B
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net realized and unrealized gain (loss)	—		—		—		—		—	(B)	—	(B)
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net equalization credits and charges	—		—		—		—		—	(B)	—
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	—	%(D), (E)	0.01%		0.01%		—	%(D)	0.01%		0.08%
Net assets end of period/year (000’s)	$5,004		$6,189		$9,289		$15,318		$19,442		$35,612
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture (F)	0.22	%(G)	0.24%		0.27%		0.20%		0.21%		0.73%
Before (waiver/reimbursement) recapture	1.93	%(G)	1.82%		1.84%		1.89%		1.81%		1.75%
Net investment income (loss) to average net assets	0.02	%(G)	—	%(D)	—	%(D)	—	%(D)	—	%(D)	0.08%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Money Market
	Class C
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net realized and unrealized gain (loss)	—		—		—		—		—	(B)	—	(B)
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net equalization credits and charges	—		—		—		—		–	(B)	—
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	—	%(D), (E)	0.01%		—	%(D)	—	%(D)	0.01%		0.07%
Net assets end of period/year (000’s)	$25,426		$30,196		$31,391		$36,078		$33,800		$46,177
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture (F)	0.22	%(G)	0.24%		0.27%		0.20%		0.22%		0.76%
Before (waiver/reimbursement) recapture	1.70	%(G)	1.64%		1.67%		1.73%		1.66%		1.64%
Net investment income (loss) to average net assets	0.02	%(G)	—	%(D)	—	%(D)	—	%(D)	—	%(D)	0.07%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Money Market
	Class I
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010 (A)
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (B)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Net realized and unrealized gain (loss)	—		—		—		—		—	(C)
Total investment operations	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Net equalization credits and charges	—		—		—		—		–	(C)
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.01	%(E)	0.04%		0.02%		0.01%		0.01	%(E)
Net assets end of period/year (000’s)	$19,854		$22,305		$25,460		$55		$55
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture (F)	0.20	%(G)	0.21%		0.26%		0.19%		0.22	%(G)
Before (waiver/reimbursement) recapture	0.79	%(G)	0.71%		0.72%		3.60%		3.17	%(G)
Net investment income (loss) to average net assets	0.03	%(G)	0.04%		0.02%		0.02%		0.01	%(G)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

For a share outstanding throughout each period/year	Transamerica Money Market
	Class I2 (A)
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss) (B)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Net realized and unrealized gain (loss)	—		—		—		—		—	(C)	—	(C)
Total investment operations	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Net equalization credits and charges	—		—		—		—		—	(C)	—
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.01	%(E)	0.04%		0.03%		0.01%		0.01%		0.35%
Net assets end of period/year (000’s)	$65,140		$130,531		$652,465		$17,612		$21,773		$34,119
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture (F)	0.21	%(G)	0.21%		0.25%		0.19%		0.21%		0.45%
Before (waiver/reimbursement) recapture	0.55	%(G)	0.49%		0.50%		0.55%		0.50%		0.53%
Net investment income (loss) to average net assets	0.03	%(G)	0.03%		0.03%		0.02%		0.01%		0.36%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$24.23		$22.15	$23.34	$21.40	$17.85		$16.44
Investment operations
Net investment income (loss) (A)	0.13		0.23	0.26	0.25	0.52		0.28
Net realized and unrealized gain (loss)	1.27		2.88	1.94	1.94	3.55		2.47
Total investment operations	1.40		3.11	2.20	2.19	4.07		2.75
Distributions
Net investment income	(0.18)		(0.25)	(0.31)	(0.25)	(0.52)		(0.31)
Net realized gains	(1.12)		(0.78)	(3.08)	—	—		(1.03)
Total distributions	(1.30)		(1.03)	(3.39)	(0.25)	(0.52)		(1.34)
Net asset value
End of period/year	$24.33		$24.23	$22.15	$23.34	$21.40		$17.85
Total return (B)	5.94	%(C)	14.61%	11.27%	10.26%	23.08%		18.43%
Net assets end of period/year (000’s)	$164,653		$152,382	$125,266	$107,146	$95,258		$60,279
Ratio and supplemental data
Expenses to average net assets (D)
After (waiver/reimbursement) recapture	1.26	%(E)	1.36%	1.47%	1.46%	1.56	%(F)	1.73	%(F)
Before (waiver/reimbursement) recapture	1.26	%(E)	1.36%	1.43%	1.49%	1.56	%(F)	1.73	%(F)
Net investment income (loss) to average net assets	1.10	%(E)	0.99%	1.20%	1.09%	2.67%		1.72%
Portfolio turnover rate (G)	70	%(C)	126%	153%	263%	99%		100%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses were 0.01% and 0.02% for 2010 and 2009, respectively.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$24.09		$22.01	$23.23	$21.34	$17.79		$16.37
Investment operations
Net investment income (loss) (A)	0.02		0.03	0.08	0.06	0.33		0.16
Net realized and unrealized gain (loss)	1.25		2.87	1.92	1.92	3.58		2.45
Total investment operations	1.27		2.90	2.00	1.98	3.91		2.61
Distributions
Net investment income	(0.07)		(0.04)	(0.14)	(0.09)	(0.36)		(0.17)
Net realized gains	(1.12)		(0.78)	(3.08)	—	—		(1.03)
Total distributions	(1.19)		(0.82)	(3.22)	(0.09)	(0.36)		(1.20)
Net asset value
End of period/year	$24.17		$24.09	$22.01	$23.23	$21.34		$17.79
Total return (B)	5.42	%(C)	13.66%	10.30%	9.33%	22.15%		17.50%
Net assets end of period/year (000’s)	$7,146		$8,186	$9,074	$9,996	$14,658		$17,787
Ratio and supplemental data
Expenses to average net assets (D)
After (waiver/reimbursement) recapture	2.17	%(E)	2.24%	2.33%	2.29%	2.34	%(F)	2.46	%(F)
Before (waiver/reimbursement) recapture	2.17	%(E)	2.24%	2.29%	2.32%	2.34	%(F)	2.46	%(F)
Net investment income (loss) to average net assets	0.19	%(E)	0.13%	0.36%	0.25%	1.73%		1.02%
Portfolio turnover rate (G)	70	%(C)	126%	153%	263%	99%		100%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$23.88		$21.85	$23.09	$21.20	$17.69		$16.30
Investment operations
Net investment income (loss) (A)	0.05		0.08	0.13	0.13	0.40		0.18
Net realized and unrealized gain (loss)	1.26		2.85	1.92	1.91	3.53		2.46
Total investment operations	1.31		2.93	2.05	2.04	3.93		2.64
Distributions
Net investment income	(0.11)		(0.12)	(0.21)	(0.15)	(0.42)		(0.22)
Net realized gains	(1.12)		(0.78)	(3.08)	—	—		(1.03)
Total distributions	(1.23)		(0.90)	(3.29)	(0.15)	(0.42)		(1.25)
Net asset value
End of period/year	$23.96		$23.88	$21.85	$23.09	$21.20		$17.69
Total return (B)	5.62	%(C)	13.90%	10.63%	9.63%	22.43%		17.80%
Net assets end of period/year (000’s)	$113,421		$95,601	$62,789	$38,868	$24,194		$16,933
Ratio and supplemental data
Expenses to average net assets (D)
After (waiver/reimbursement) recapture	1.90	%(E)	1.98%	2.04%	2.03%	2.11	%(F)	2.27	%(F)
Before (waiver/reimbursement) recapture	1.90	%(E)	1.98%	2.01%	2.05%	2.11	%(F)	2.27	%(F)
Net investment income (loss) to average net assets	0.45	%(E)	0.36%	0.61%	0.55%	2.09%		1.15%
Portfolio turnover rate (G)	70	%(C)	126%	153%	263%	99%		100%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses were 0.01% and 0.02% for 2010 and 2009, respectively.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$24.31		$22.22	$23.40	$21.46	$18.49
Investment operations
Net investment income (loss) (B)	0.17		0.32	0.36	0.38	0.57
Net realized and unrealized gain (loss)	1.28		2.89	1.94	1.91	2.98
Total investment operations	1.45		3.21	2.30	2.29	3.55
Distributions
Net investment income	(0.22)		(0.34)	(0.40)	(0.35)	(0.58)
Net realized gains	(1.12)		(0.78)	(3.08)	—	—
Total distributions	(1.34)		(1.12)	(3.48)	(0.35)	(0.58)
Net asset value
End of period/year	$24.42		$24.31	$22.22	$23.40	$21.46
Total return (C)	6.13	%(D)	15.07%	11.76%	10.70%	19.52	%(D)
Net assets end of period/year (000’s)	$173,512		$174,902	$176,788	$12,086	$265
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.92	%(F)	0.98%	0.99%	1.00%	1.46	%(F), (G)
Before (waiver/reimbursement) recapture	0.92	%(F)	0.98%	0.96%	1.01%	2.01	%(F), (G)
Net investment income (loss) to average net assets	1.44	%(F)	1.39%	1.63%	1.61%	3.15	%(F)
Portfolio turnover rate (H)	70	%(D)	126%	153%	263%	99	%(D)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Opportunistic Allocation
	Class A		Class C		Class I
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.39		0.35		0.40
Net realized and unrealized gain (loss)	0.33		0.34		0.34
Total investment operations	0.72		0.69		0.74
Distributions
Net investment income	(0.36)		(0.33)		(0.37)
Total distributions	(0.36)		(0.33)		(0.37)
Net asset value
End of period	$10.36		$10.36		$10.37
Total return(C)	7.36	%(D)	7.05	%(D)	7.59	%(D)
Net assets end of period (000’s)	$269		$268		$543
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.23	%(F)	1.95	%(F)	0.95	%(F)
Before (waiver/reimbursement) recapture	13.53	%(F)	14.25	%(F)	13.34	%(F)
Net investment income (loss) to average net assets	7.73	%(F)	7.02	%(F)	8.01	%(F)
Portfolio turnover rate (G)	29	%(D)	29	%(D)	29	%(D)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Short-Term Bond
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.45		$10.51	$10.33	$10.53	$10.26	$9.44
Investment operations
Net investment income (loss) (A)	0.11		0.25	0.33	0.37	0.43	0.51
Net realized and unrealized gain (loss)	0.03		0.01	0.27	(0.16)	0.29	0.78
Total investment operations	0.14		0.26	0.60	0.21	0.72	1.29
Distributions
Net investment income	(0.11)		(0.27)	(0.35)	(0.39)	(0.45)	(0.47)
Net realized gains	(0.06)		(0.05)	(0.07)	(0.02)	—	—
Total distributions	(0.17)		(0.32)	(0.42)	(0.41)	(0.45)	(0.47)
Net asset value
End of period/year	$10.42		$10.45	$10.51	$10.33	$10.53	$10.26
Total return (B)	1.39	%(C)	2.46%	5.95%	2.01%	7.15%	13.40%
Net assets end of period/year (000’s)	$1,027,804		$953,044	$793,493	$779,041	$856,959	$289,879
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.84	%(D)	0.83%	0.83%	0.82%	0.83%	0.91%
Before (waiver/reimbursement) recapture	0.87	%(D)	0.88%	0.89%	0.92%	0.97%	1.09%
Net investment income (loss) to average net assets	2.15	%(D)	2.38%	3.22%	3.58%	4.16%	5.14%
Portfolio turnover rate	27	%(C)	73%	61%	51%	54%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Short-Term Bond
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.43		$10.49	$10.31	$10.51	$10.24	$9.42
Investment operations
Net investment income (loss) (A)	0.07		0.17	0.25	0.29	0.36	0.43
Net realized and unrealized gain (loss)	0.04		0.01	0.27	(0.17)	0.28	0.80
Total investment operations	0.11		0.18	0.52	0.12	0.64	1.23
Distributions
Net investment income	(0.08)		(0.19)	(0.27)	(0.30)	(0.37)	(0.41)
Net realized gains	(0.06)		(0.05)	(0.07)	(0.02)	—	—
Total distributions	(0.14)		(0.24)	(0.34)	(0.32)	(0.37)	(0.41)
Net asset value
End of period/year	$10.40		$10.43	$10.49	$10.31	$10.51	$10.24
Total return (B)	1.02	%(C)	1.67%	5.15%	1.23%	6.32%	12.74%
Net assets end of period/year (000’s)	$863,619		$867,319	$837,435	$846,464	$834,859	$317,130
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.59	%(D)	1.60%	1.59%	1.59%	1.59%	1.65%
Before (waiver/reimbursement) recapture	1.59	%(D)	1.60%	1.59%	1.59%	1.63%	1.74%
Net investment income (loss) to average net assets	1.40	%(D)	1.63%	2.46%	2.81%	3.40%	4.38%
Portfolio turnover rate	27	%(C)	73%	61%	51%	54%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Short-Term Bond
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$10.27		$10.33	$10.15	$10.35	$10.14
Investment operations
Net investment income (loss) (B)	0.12		0.26	0.35	0.38	0.39
Net realized and unrealized gain (loss)	0.03		0.01	0.26	(0.16)	0.24
Total investment operations	0.15		0.27	0.61	0.22	0.63
Distributions
Net investment income	(0.12)		(0.28)	(0.36)	(0.40)	(0.42)
Net realized gains	(0.06)		(0.05)	(0.07)	(0.02)	—
Total distributions	(0.18)		(0.33)	(0.43)	(0.42)	(0.42)
Net asset value
End of period/year	$10.24		$10.27	$10.33	$10.15	$10.35
Total return (C)	1.51	%(D)	2.66%	6.21%	2.16%	6.34	%(D)
Net assets end of period/year (000’s)	$607,132		$485,299	$368,296	$270,667	$198,461
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.63	%(E)	0.63%	0.63%	0.64%	0.65	%(E)
Before (waiver/reimbursement) recapture	0.63	%(E)	0.63%	0.63%	0.64%	0.67	%(E)
Net investment income (loss) to average net assets	2.36	%(E)	2.58%	3.40%	3.75%	4.17	%(E)
Portfolio turnover rate	27	%(D)	73%	61%	51%	54	%(D)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Short-Term Bond
	Class I2 (A)
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.27		$10.32	$10.14	$10.34	$10.08	$9.28
Investment operations
Net investment income (loss) (B)	0.12		0.28	0.36	0.40	0.46	0.50
Net realized and unrealized gain (loss)	0.03		0.01	0.26	(0.17)	0.27	0.80
Total investment operations	0.15		0.29	0.62	0.23	0.73	1.30
Distributions
Net investment income	(0.13)		(0.29)	(0.37)	(0.41)	(0.47)	(0.50)
Net realized gains	(0.06)		(0.05)	(0.07)	(0.02)	—	—
Total distributions	(0.19)		(0.34)	(0.44)	(0.43)	(0.47)	(0.50)
Net asset value
End of period/year	$10.23		$10.27	$10.32	$10.14	$10.34	$10.08
Total return (C)	1.46	%(D)	2.86%	6.31%	2.28%	7.37%	14.44%
Net assets end of period/year (000’s)	$1,474,511		$1,561,883	$1,521,804	$924,917	$999,064	$710,660
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.53	%(E)	0.53%	0.53%	0.53%	0.53%	0.63%
Before (waiver/reimbursement) recapture	0.53	%(E)	0.53%	0.53%	0.53%	0.58%	0.69%
Net investment income (loss) to average net assets	2.46	%(E)	2.71%	3.50%	3.87%	4.52%	5.14%
Portfolio turnover rate	27	%(D)	73%	61%	51%	54%	77%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Small Cap Core
	Class A		Class C		Class I		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.03		(0.01)		0.04		0.04
Net realized and unrealized gain (loss)	0.51		0.52		0.51		0.51
Total investment operations	0.54		0.51		0.55		0.55
Distributions
Net investment income	(0.02)		(0.01)		(0.02)		(0.02)
Total distributions	(0.02)		(0.01)		(0.02)		(0.02)
Net asset value
End of period	$10.52		$10.50		$10.53		$10.53
Total return (C)	5.38	%(D)	5.06	%(D)	5.53	%(D)	5.54	%(D)
Net assets end of period (000’s)	$292		$377		$639		$94,992
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.33	%(E)	2.05	%(E)	1.05	%(E)	1.05	%(E)
Before (waiver/reimbursement) recapture	11.80	%(E)	5.17	%(E)	2.15	%(E)	1.05	%(E)
Net investment income (loss) to average net assets	0.51	%(E)	(0.24	)%(E)	0.69	%(E)	0.83	%(E)
Portfolio turnover rate	90	%(D)	90	%(D)	90	%(D)	90	%(D)

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small Cap Growth
	Class A
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012 (A)
Net asset value
Beginning of period/year	$12.37		$9.38		$10.00
Investment operations
Net investment income (loss) (B)	(0.06)		(0.08)		(0.02)
Net realized and unrealized gain (loss)	(0.27)		3.07		(0.60)
Total investment operations	(0.33)		2.99		(0.62)
Distributions
Net investment income	—		—	(C)	—
Total distributions	—		—	(C)	—
Net asset value
End of period/year	$12.04		$12.37		$9.38
Total return (D)	(2.67	)%(E)	31.90%		(6.20	)%(E)
Net assets end of period/year (000’s)	$763		$591		$236
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.31	%(F)	1.29%		1.45	%(F)
Before (waiver/reimbursement) recapture	1.31	%(F)	1.29%		1.52	%(F)
Net investment income (loss) to average net assets	(0.91	)%(F)	(0.70)%		(1.17	)%(F)
Portfolio turnover rate	37	%(E)	74%		11	%(E)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period/year	Transamerica Small Cap Growth
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$12.28		$9.37	$10.00
Investment operations
Net investment income (loss) (B)	(0.10)		(0.14)	(0.03)
Net realized and unrealized gain (loss)	(0.26)		3.05	(0.60)
Total investment operations	(0.36)		2.91	(0.63)
Net asset value
End of period/year	$11.92		$12.28	$9.37
Total return (C)	(2.93	)%(D)	31.06%	(6.30	)%(D)
Net assets end of period/year (000’s)	$563		$404	$234
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.95	%(E)	1.95%	2.15	%(E)
Before (waiver/reimbursement) recapture	1.95	%(E)	1.95%	2.21	%(E)
Net investment income (loss) to average net assets	(1.55	)%(E)	(1.32)%	(1.89	)%(E)
Portfolio turnover rate	37	%(D)	74%	11	%(D)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small Cap Growth
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$12.39		$9.39	$10.00
Investment operations
Net investment income (loss) (B)	(0.04)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	(0.27)		3.05	(0.60)
Total investment operations	(0.31)		3.01	(0.61)
Distributions
Net investment income	—		(0.01)	—
Total distributions	—		(0.01)	—
Net asset value
End of period/year	$12.08		$12.39	$9.39
Total return (C)	(2.50	)%(D)	32.08%	(6.10	)%(D)
Net assets end of period/year (000’s)	$477		$490	$235
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.02	%(E)	1.04%	1.15	%(E)
Before (waiver/reimbursement) recapture	1.02	%(E)	1.02%	1.31	%(E)
Net investment income (loss) to average net assets	(0.61	)%(E)	(0.41)%	(0.89	)%(E)
Portfolio turnover rate	37	%(D)	74%	11	%(D)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica Small Cap Growth
	Class I2
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$12.41		$9.39	$10.00
Investment operations
Net investment income (loss) (B)	(0.03)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	(0.28)		3.07	(0.60)
Total investment operations	(0.31)		3.03	(0.61)
Distributions
Net investment income	—	(C)	(0.01)	—
Total distributions	—		(0.01)	—
Net asset value
End of period/year	$12.10		$12.41	$9.39
Total return (D)	(2.50	)%(E)	32.32%	(6.10	)%(E)
Net assets end of period/year (000’s)	$537,748		$562,770	$239,395
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.89	%(F)	0.91%	1.15	%(F)
Before (waiver/reimbursement) recapture	0.89	%(F)	0.90%	1.21	%(F)
Net investment income (loss) to average net assets	(0.48	)%(F)	(0.33)%	(0.87	)%(F)
Portfolio turnover rate	37	%(E)	74%	11	%(E)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small Cap Value
Class A
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$13.21	$9.83	$10.00
Investment operations
Net investment income (loss) (B)	0.05	0.06	0.04
Net realized and unrealized gain (loss)	0.47	3.39	(0.21)
Total investment operations	0.52	3.45	(0.17)
Distributions
Net investment income	(0.08)	(0.07)	—
Net realized gains	(0.82)	—	(C)	—
Total distributions	(0.90)	(0.07)	—
Net asset value
End of period/year	$12.83	$13.21	$9.83
Total return (D)	4.02	%(E)	35.30%	(1.70	)%(E)
Net assets end of period/year (000’s)	$1,003	$996	$268
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.43	%(G)	1.37%	1.36	%(G)
Before (waiver/reimbursement) recapture	1.43	%(G)	1.37%	1.36	%(G)
Net investment income (loss) to average net assets	0.79	%(G)	0.50%	0.91	%(G)
Portfolio turnover rate	20	%(E)	49%	22	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.

For a share outstanding throughout each period/year	Transamerica Small Cap Value
	Class C
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012 (A)
Net asset value
Beginning of period/year	$13.15		$9.79		$10.00
Investment operations
Net investment income (loss) (B)	0.01		—	(C)	0.01
Net realized and unrealized gain (loss)	0.48		3.38		(0.22)
Total investment operations	0.49		3.38		(0.21)
Distributions
Net investment income	(0.03)		(0.02)		—
Net realized gains	(0.82)		—	(C)	—
Total distributions	(0.85)		(0.02)		—
Net asset value
End of period/year	$12.79		$13.15		$9.79
Total return (D)	3.74	%(E)	34.65%		(2.10	)%(E)
Net assets end of period/year (000’s)	$877		$635		$251
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.97	%(G)	1.98%		2.04	%(G)
Before (waiver/reimbursement) recapture	1.97	%(G)	1.98%		2.04	%(G)
Net investment income (loss) to average net assets	0.21	%(G)	—	%(H)	0.24	%(G)
Portfolio turnover rate	20	%(E)	49%		22	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Rounds to less than 0.01% or (0.01)%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small Cap Value
Class I
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$13.26	$9.84	$10.00
Investment operations
Net investment income (loss) (B)	0.07	0.12	0.06
Net realized and unrealized gain (loss)	0.48	3.38	(0.22)
Total investment operations	0.55	3.50	(0.16)
Distributions
Net investment income	(0.11)	(0.08)	—
Net realized gains	(0.82)	—	(C)	—
Total distributions	(0.93)	(0.08)	—
Net asset value
End of period/year	$12.88	$13.26	$9.84
Total return (D)	4.23	%(E)	35.87%	(1.60	)%(E)
Net assets end of period/year (000’s)	$628	$719	$371
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.04	%(G)	1.03%	1.12	%(G)
Before (waiver/reimbursement) recapture	1.04	%(G)	1.03%	1.12	%(G)
Net investment income (loss) to average net assets	1.16	%(G)	1.01%	1.17	%(G)
Portfolio turnover rate	20	%(E)	49%	22	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.

For a share outstanding throughout each period/year	Transamerica Small Cap Value
Class I2
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$13.27	$9.84	$10.00
Investment operations
Net investment income (loss) (B)	0.08	0.12	0.06
Net realized and unrealized gain (loss)	0.49	3.40	(0.22)
Total investment operations	0.57	3.52	(0.16)
Distributions
Net investment income	(0.13)	(0.09)	—
Net realized gains	(0.82)	—	(C)	—
Total distributions	(0.95)	(0.09)	—
Net asset value
End of period/year	$12.89	$13.27	$9.84
Total return (D)	4.32	%(E)	36.06%	(1.60	)%(E)
Net assets end of period/year (000’s)	$723,976	$737,250	$288,664
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	0.92	%(G)	0.92%	1.01	%(G)
Before (waiver/reimbursement) recapture	0.92	%(G)	0.92%	1.01	%(G)
Net investment income (loss) to average net assets	1.30	%(G)	1.06%	1.30	%(G)
Portfolio turnover rate	20	%(E)	49%	22	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small/Mid Cap Value
Class A
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$29.05	$21.86	$20.65	$18.89	$14.72	$12.70
Investment operations
Net investment income (loss) (A)	0.04	0.11	0.11	(0.06)	(0.02)	—	(B)
Net realized and unrealized gain (loss)	1.59	7.18	2.24	1.82	4.19	2.33
Total investment operations	1.63	7.29	2.35	1.76	4.17	2.33
Distributions
Net investment income	(0.10)	(0.10)	—	(B)	—	—	(0.31)
Net realized gains	(2.32)	—	(1.14)	—	—	—
Total distributions	(2.42)	(0.10)	(1.14)	—	—	(0.31)
Net asset value
End of period/year	$28.26	$29.05	$21.86	$20.65	$18.89	$14.72
Total return (C)	5.80	%(D)	33.47%	12.28%	9.32%	28.33%	19.12%
Net assets end of period/year (000’s)	$543,885	$519,376	$332,085	$323,147	$283,240	$201,569
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.30	%(E)	1.38%	1.41%	1.43%	1.47%	1.59%
Before (waiver/reimbursement) recapture	1.30	%(E)	1.38%	1.41%	1.43%	1.47%	1.59%
Net investment income (loss) to average net assets	0.28	%(E)	0.44%	0.50%	(0.27)%	(0.12)%	—	%(F)
Portfolio turnover rate	57	%(D)	97%	74%	174%	57%	101%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Small/Mid Cap Value
Class B
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$27.23	$20.55	$19.60	$18.05	$14.16	$12.19
Investment operations
Net investment income (loss) (A)	(0.06)	(0.05)	(0.03)	(0.20)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	1.49	6.73	2.12	1.75	4.01	2.26
Total investment operations	1.43	6.68	2.09	1.55	3.89	2.18
Distributions
Net investment income	—	—	—	(B)	—	—	(0.21)
Net realized gains	(2.32)	—	(1.14)	—	—	—
Total distributions	(2.32)	—	(1.14)	—	—	(0.21)
Net asset value
End of period/year	$26.34	$27.23	$20.55	$19.60	$18.05	$14.16
Total return (C)	5.42	%(D)	32.51%	11.58%	8.59%	27.47%	18.37%
Net assets end of period/year (000’s)	$30,485	$32,286	$29,615	$33,830	$38,355	$34,573
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	2.01	%(E)	2.08%	2.08%	2.09%	2.12%	2.24%
Before (waiver/reimbursement) recapture	2.01	%(E)	2.08%	2.08%	2.09%	2.12%	2.24%
Net investment income (loss) to average net assets	(0.43	)%(E)	(0.22)%	(0.16)%	(0.95)%	(0.74)%	(0.66)%
Portfolio turnover rate	57	%(D)	97%	74%	174%	57%	101%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small/Mid Cap Value
Class C
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$26.95	$20.33	$19.40	$17.86	$14.00	$12.10
Investment operations
Net investment income (loss) (A)	(0.05)	(0.05)	(0.02)	(0.18)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	1.47	6.67	2.09	1.72	3.98	2.23
Total investment operations	1.42	6.62	2.07	1.54	3.86	2.15
Distributions
Net investment income	—	(B)	—	—	(B)	—	—	(0.25)
Net realized gains	(2.32)	—	(1.14)	—	—	—
Total distributions	(2.32)	—	(1.14)	—	—	(0.25)
Net asset value
End of period/year	$26.05	$26.95	$20.33	$19.40	$17.86	$14.00
Total return (C)	5.43	%(D)	32.56%	11.60%	8.62%	27.57%	18.42%
Net assets end of period/year (000’s)	$314,155	$288,038	$198,356	$181,765	$169,903	$115,960
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.97	%(E)	2.03%	2.04%	2.05%	2.07%	2.20%
Before (waiver/reimbursement) recapture	1.97	%(E)	2.03%	2.04%	2.05%	2.07%	2.20%
Net investment income (loss) to average net assets	(0.39	)%(E)	(0.20)%	(0.13)%	(0.89)%	(0.73)%	(0.63)%
Portfolio turnover rate	57	%(D)	97%	74%	174%	57%	101%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Small/Mid Cap Value
Class I
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$29.74	$22.38	$21.03	$19.15	$15.44
Investment operations
Net investment income (loss) (B)	0.09	0.22	0.20	0.05	(0.02)
Net realized and unrealized gain (loss)	1.63	7.34	2.29	1.83	3.73
Total investment operations	1.72	7.56	2.49	1.88	3.71
Distributions
Net investment income	(0.20)	(0.20)	—	(C)	—	—
Net realized gains	(2.32)	—	(1.14)	—	—
Total distributions	(2.52)	(0.20)	(1.14)	—	—
Net asset value
End of period/year	$28.94	$29.74	$22.38	$21.03	$19.15
Total return (D)	5.99	%(E)	34.02%	12.75%	9.82%	24.03	%(E)
Net assets end of period/year (000’s)	$191,628	$180,096	$105,664	$68,499	$40,346
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.95	%(F)	0.98%	0.97%	1.00%	1.04	%(F)
Before (waiver/reimbursement) recapture	0.95	%(F)	0.98%	0.97%	1.00%	1.04	%(F)
Net investment income (loss) to average net assets	0.63	%(F)	0.84%	0.93%	0.24%	(0.11	)%(F)
Portfolio turnover rate	57	%(E)	97%	74%	174%	57	%(E)

(A)	Commenced operations on November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Small/Mid Cap Value
Class I2 (A)
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$29.78	$22.41	$21.03	$19.13	$14.82	$12.81
Investment operations
Net investment income (loss) (B)	0.10	0.25	0.22	0.06	0.08	0.11
Net realized and unrealized gain (loss)	1.64	7.34	2.30	1.84	4.23	2.31
Total investment operations	1.74	7.59	2.52	1.90	4.31	2.42
Distributions
Net investment income	(0.23)	(0.22)	—	(C)	—	—	(0.41)
Net realized gains	(2.32)	—	(1.14)	—	—	—
Total distributions	(2.55)	(0.22)	(1.14)	—	—	(0.41)
Net asset value
End of period/year	$28.97	$29.78	$22.41	$21.03	$19.13	$14.82
Total return (D)	6.03	%(E)	34.14%	12.90%	9.93%	29.00%	19.85%
Net assets end of period/year (000’s)	$22,193	$21,692	$15,545	$12,935	$15,893	$10,746
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.85	%(F)	0.87%	0.87%	0.88%	0.88%	0.91%
Before (waiver/reimbursement) recapture	0.85	%(F)	0.87%	0.87%	0.88%	0.88%	0.91%
Net investment income (loss) to average net assets	0.73	%(F)	0.96%	1.03%	0.26%	0.47%	0.89%
Portfolio turnover rate	57	%(E)	97%	74%	174%	57%	101%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout the period	Transamerica Strategic High Income
	Class A		Class C		Class I		Class I2
	April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)		April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income (loss) (B)	0.05		0.03		0.05		0.04
Net realized and unrealized gain (loss)	0.15		0.16		0.16		0.16
Total investment operations	0.20		0.19		0.21		0.20
Distributions
Net investment income	—	(C)	—		(0.01)		(0.01)
Total distributions	—	(C)	—		(0.01)		(0.01)
Net asset value
End of period	$10.20		$10.19		$10.20		$10.19
Total return (D)	2.05	%(E)	1.90	%(E)	2.07	%(E)	1.97	%(E)
Net assets end of period (000’s)	$907		$919		$4,309		$26,236
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.20	%(G)	1.95	%(G)	0.95	%(G)	0.95	%(G)
Before (waiver/reimbursement) recapture	5.34	%(G)	3.41	%(G)	2.16	%(G)	1.56	%(G)
Net investment income (loss) to average net assets	2.63	%(G)	1.88	%(G)	2.99	%(G)	2.80	%(G)
Portfolio turnover rate (H)	1	%(E)	1	%(E)	1	%(E)	1	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Tactical Allocation
	Class A
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.28		$10.00
Investment operations
Net investment income (loss) (B)	0.12		0.13
Net realized and unrealized gain (loss)	0.20		0.54
Total investment operations	0.32		0.67
Distributions
Net investment income	(0.11)		(0.39)
Net realized gains	(0.02)		—
Total distributions	(0.13)		(0.39)
Net asset value
End of period/year	$10.47		$10.28
Total return (C)	3.08	%(D)	6.91%
Net assets end of period/year (000’s)	$4,756		$4,050
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.13	%(F)	1.15%
Before (waiver/reimbursement) recapture	1.67	%(F)	3.06%
Net investment income (loss) to average net assets	2.31	%(F)	1.33%
Portfolio turnover rate (G)	62	%(D)	425%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Tactical Allocation
	Class C
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.20		$10.00
Investment operations
Net investment income (loss) (B)	0.08		0.04
Net realized and unrealized gain (loss)	0.19		0.56
Total investment operations	0.27		0.60
Distributions
Net investment income	(0.07)		(0.40)
Net realized gains	(0.02)		—
Total distributions	(0.09)		(0.40)
Net asset value
End of period/year	$10.38		$10.20
Total return (C)	2.65	%(D)	6.18%
Net assets end of period/year (000’s)	$6,439		$5,909
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.85	%(F)	1.85%
Before (waiver/reimbursement) recapture	2.38	%(F)	3.72%
Net investment income (loss) to average net assets	1.61	%(F)	0.43%
Portfolio turnover rate (G)	62	%(D)	425%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Tactical Allocation
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$10.22		$10.00
Investment operations
Net investment income (loss) (B)	0.13		0.14
Net realized and unrealized gain (loss)	0.19		0.56
Total investment operations	0.32		0.70
Distributions
Net investment income	(0.12)		(0.48)
Net realized gains	(0.02)		—
Total distributions	(0.14)		(0.48)
Net asset value
End of period/year	$10.40		$10.22
Total return (C)	3.15	%(D)	7.32%
Net assets end of period/year (000’s)	$901		$1,533
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.85	%(F)	0.85%
Before (waiver/reimbursement) recapture	1.39	%(F)	2.73%
Net investment income (loss) to average net assets	2.58	%(F)	1.36%
Portfolio turnover rate (G)	62	%(D)	425%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Tactical Income
	Class A
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.16		$10.25	$10.00
Investment operations
Net investment income (loss) (B)	0.20		0.34	0.33
Net realized and unrealized gain (loss)	0.19		0.10	0.45
Total investment operations	0.39		0.44	0.78
Distributions
Net investment income	(0.16)		(0.47)	(0.53)
Net realized gains	—		(0.04)	—
Return of capital	—		(0.02)	—
Total distributions	(0.16)		(0.53)	(0.53)
Net asset value
End of period/year	$10.39		$10.16	$10.25
Total return (C)	3.85	%(D)	4.49%	8.02%
Net assets end of period/year (000’s)	$314,137		$342,367	$254,763
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.89	%(F)	0.88%	0.92%
Before (waiver/reimbursement) recapture	0.93	%(F)	0.93%	0.98%
Net investment income (loss) to average net assets	3.98	%(F)	3.32%	3.27%
Portfolio turnover rate (G)	20	%(D)	237%	142%

(A)	Commenced operations on October 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Tactical Income
	Class C
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.12		$10.22	$10.00
Investment operations
Net investment income (loss) (B)	0.16		0.25	0.25
Net realized and unrealized gain (loss)	0.19		0.11	0.46
Total investment operations	0.35		0.36	0.71
Distributions
Net investment income	(0.12)		(0.40)	(0.49)
Net realized gains	—		(0.04)	—
Return of capital	—		(0.02)	—
Total distributions	(0.12)		(0.46)	(0.49)
Net asset value
End of period/year	$10.35		$10.12	$10.22
Total return (C)	3.49	%(D)	3.63%	7.26%
Net assets end of period/year (000’s)	$430,883		$464,339	$279,728
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.63	%(F)	1.63%	1.67%
Before (waiver/reimbursement) recapture	1.63	%(F)	1.63%	1.68%
Net investment income (loss) to average net assets	3.24	%(F)	2.54%	2.48%
Portfolio turnover rate (G)	20	%(D)	237%	142%

(A)	Commenced operations on October 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Tactical Income
	Class I
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012 (A)
Net asset value
Beginning of period/year	$10.16		$10.26	$10.00
Investment operations
Net investment income (loss) (B)	0.22		0.36	0.37
Net realized and unrealized gain (loss)	0.18		0.10	0.44
Total investment operations	0.40		0.46	0.81
Distributions
Net investment income	(0.17)		(0.50)	(0.55)
Net realized gains	—		(0.04)	—
Return of capital	—		(0.02)	—
Total distributions	(0.17)		(0.56)	(0.55)
Net asset value
End of period/year	$10.39		$10.16	$10.26
Total return (C)	3.98	%(D)	4.62%	8.35%
Net assets end of period/year (000’s)	$228,704		$270,502	$240,339
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.64	%(F)	0.67%	0.67%
Before (waiver/reimbursement) recapture	0.64	%(F)	0.65%	0.72%
Net investment income (loss) to average net assets	4.25	%(F)	3.57%	3.61%
Portfolio turnover rate (G)	20	%(D)	237%	142%

(A)	Commenced operations on October 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Tactical Rotation
	Class A
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.12		$10.00
Investment operations
Net investment income (loss) (B)	0.04		0.05
Net realized and unrealized gain (loss)	0.40		1.56
Total investment operations	0.44		1.61
Distributions
Net investment income	(0.05)		(0.49)
Net realized gains	(0.03)		—
Total distributions	(0.08)		(0.49)
Net asset value
End of period/year	$11.48		$11.12
Total return (C)	4.04	%(D)	16.86%
Net assets end of period/year (000’s)	$10,126		$6,456
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	1.13	%(F)	1.15%
Before (waiver/reimbursement) recapture	1.48	%(F)	3.94%
Net investment income (loss) to average net assets	0.77	%(F)	0.45%
Portfolio turnover rate (G)	14	%(D)	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Tactical Rotation
	Class C
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.05		$10.00
Investment operations
Net investment income (loss) (B)	—	(C)	(0.03)
Net realized and unrealized gain (loss)	0.41		1.56
Total investment operations	0.41		1.53
Distributions
Net investment income	(0.02)		(0.48)
Net realized gains	(0.03)		—
Total distributions	(0.05)		(0.48)
Net asset value
End of period/year	$11.41		$11.05
Total return (D)	3.73	%(E)	16.03%
Net assets end of period/year (000’s)	$6,157		$3,840
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.85	%(G)	1.85%
Before (waiver/reimbursement) recapture	2.24	%(G)	4.69%
Net investment income (loss) to average net assets	0.07	%(G)	(0.28)%
Portfolio turnover rate (H)	14	%(E)	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include the portfolio activity of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Tactical Rotation
	Class I
	April 30, 2014 (unaudited)		October 31, 2013 (A)
Net asset value
Beginning of period/year	$11.09		$10.00
Investment operations
Net investment income (loss) (B)	0.06		0.07
Net realized and unrealized gain (loss)	0.40		1.57
Total investment operations	0.46		1.64
Distributions
Net investment income	(0.07)		(0.55)
Net realized gains	(0.03)		—
Total distributions	(0.10)		(0.55)
Net asset value
End of period/year	$11.45		$11.09
Total return (C)	4.21	%(D)	17.26%
Net assets end of period/year (000’s)	$3,654		$2,824
Ratio and supplemental data
Expenses to average net assets (E)
After (waiver/reimbursement) recapture	0.85	%(F)	0.85%
Before (waiver/reimbursement) recapture	1.20	%(F)	3.63%
Net investment income (loss) to average net assets	1.02	%(F)	0.67%
Portfolio turnover rate (G)	14	%(D)	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS

At April 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Floating Rate, Transamerica Mid Cap Growth, Transamerica Opportunistic Allocation and Transamerica Small Cap Core commenced operations on October 31, 2013. Transamerica Concentrated Growth (see Reorganization Note 7), Transamerica Global Bond, Transamerica Inflation Opportunities and Transamerica Strategic High Income commenced operations on March 1, 2014.

Transamerica Capital Growth, Transamerica Concentrated Growth, Transamerica Diversified Equity, Transamerica Dividend Focused, Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica Enhanced Muni, Transamerica Flexible Income, Transamerica Floating Rate, Transamerica Global Bond, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica High Yield Muni, Transamerica Income & Growth, Transamerica Inflation Opportunities, Transamerica International Equity, Transamerica International Small Cap Value, Transamerica Large Cap Value, Transamerica Mid Cap Growth, Transamerica MLP & Energy Income, Transamerica Money Market, Transamerica Multi-Managed Balanced, Transamerica Opportunistic Allocation, Transamerica Short-Term Bond, Transamerica Small Cap Core, Transamerica Small Cap Growth, Transamerica Small Cap Value, Transamerica Small/Mid Cap Value, Transamerica Strategic High Income, Transamerica Tactical Allocation, Transamerica Tactical Income and Transamerica Tactical Rotation (each, a “Fund” and collectively, the “Funds”) are series of the Trust.

Transamerica Emerging Markets Debt, Transamerica High Yield Muni and Transamerica MLP & Energy Income are “non-diversified” funds, as defined under the 1940 Act.

Transamerica Diversified Equity has six classes of shares: Class A, Class B, Class C, Class I, Class I2, and Class T. Transamerica Capital Growth, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Money Market, and Transamerica Small/Mid Cap Value currently have five classes of shares: Class A, Class B, Class C, Class I, and Class I2. Transamerica Multi-Managed Balanced currently has four classes of shares: Class A, Class B, Class C, and Class I. Transamerica Concentrated Growth, Transamerica Dividend Focused, Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica Floating Rate, Transamerica Global Bond, Transamerica Income & Growth, Transamerica Inflation Opportunities, Transamerica International Equity, Transamerica Large Cap Growth, Transamerica Large Cap Value, Transamerica Mid Cap Growth, Transamerica MLP & Energy Income, Transamerica Short-Term Bond, Transamerica Small Cap Core, Transamerica Small Cap Growth, Transamerica Small Cap Value, and Transamerica Strategic High Income currently have four classes of shares: Class A, Class C, Class I, and Class I2. Transamerica Enhanced Muni, Transamerica High Yield Muni, Transamerica Opportunistic Allocation, Transamerica Tactical Allocation, Transamerica Tactical Income, and Transamerica Tactical Rotation currently have three classes of shares: Class A, Class C, and Class I. Transamerica International Small Cap Value currently has two classes of shares: Class I and Class I2. Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. As of November 1, 2013, Class B shares were no longer available to existing investors except for exchanges and dividend and capital gains reinvestment.

This report must be accompanied by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the administrator, the distributor, the Funds’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Funds by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Funds; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Fund’s investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and their dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Funds. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, a Fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Income from loaned securities in the Statements of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at April 30, 2014 are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at April 30, 2014 are shown on a gross basis in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2014 are listed in the Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Foreign currency options: The Funds may write or purchase foreign currency options. Purchasing foreign currency options gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle swaption contracts: The Funds enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option and swaption contracts at April 30, 2014 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica MLP & Energy Income	Premiums	Contracts
Balance at October 31, 2013	$—	—
Sales	518,983	4,220
Closing Buys	(102,080)	(715)
Expirations	(21,913)	(160)
Exercised	(179,387)	(1,660)

Balance at April 30, 2014	$215,603	1,685

Transamerica Multi-Managed Balanced	Premiums	Contracts
Balance at October 31, 2013	$20,084	66
Sales	84,137	357
Closing Buys	(104,221)	(423)
Expirations	—	—
Exercised	—	—

Balance at April 30, 2014	$—	—

There were no transactions in written swaptions during the period ended April 30, 2014.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at April 30, 2014 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

The Funds, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Open Loan participations and assignments at April 30, 2014 are included in the Schedules of Investments.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are marked-to-market and any unrealized gains and losses are recorded in the Statements of Assets and Liabilities.

At April 30, 2014, the following Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Transamerica Floating Rate:

Security	Commitment	Unrealized Appreciation (Depreciation)
Allied Security Holdings, LLC, Delayed Draw Term	$392,857	$(537)

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statements of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statements of Assets and Liabilities.

The PIKs at April 30, 2014 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2014 are listed in the Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the period ended April 30, 2014, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund Name	Commissions
Transamerica Capital Growth	$2,956
Transamerica Concentrated Growth	5,968
Transamerica Diversified Equity	58
Transamerica Dividend Focused	58,875
Transamerica Growth Opportunities	5,285
Transamerica International Equity	1,729
Transamerica International Small Cap Value	1,161
Transamerica Large Cap Value	8,570
Transamerica MLP & Energy Income	672
Transamerica Multi-Managed Balanced	1,094
Transamerica Small Cap Growth	11,276
Transamerica Small Cap Value	36,447
Transamerica Small/Mid Cap Value	144,518
Transamerica Strategic High Income	449

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Fair funds settlement: The Securities and Exchange Commission (“SEC”) had investigated several companies and found that there were some companies that conducted rapid in and out trading of mutual funds, known as market timing, through deceptive means. Through a SEC order the companies found to be market timing against mutual funds were required to pay amounts to compensate for the market timing activity.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. (continued)

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. (continued)

mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of Transamerica Flexible Income, Transamerica Floating Rate, Transamerica High Yield Bond, Transamerica Money Market, Transamerica Opportunistic Allocation, Transamerica Short-Term Bond, Transamerica Tactical Allocation, Transamerica Tactical Income, and Transamerica Tactical Rotation. Since its inception, Transamerica Tactical Income has been managed using a tactical and strategic asset allocation process. The tactical and strategic process has involved the combination of a number of methods, inputs and analyses applied in the portfolio manager’s discretion. Reliance on any particular input has not been required, and inputs may change over time. For example, the portfolio managers may take into account the output from a proprietary quantitative framework when making changes to the fund’s asset mix. The portfolio managers also may rely on other investment tools and resources when making investment decisions for the fund. More information appears in the fund’s prospectus.

TFS is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Funds.

At the commencement of operations, TAM invested in the Funds. As of April 30, 2014, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica High Yield Muni
Class A	$277,648	5.26%
Class C	276,552	5.24
Class I	278,195	5.27
Transamerica Opportunistic Allocation
Class A	268,405	24.86
Class C	267,617	24.79
Class I	537,941	49.83

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2014:

Transamerica Capital Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$16,353,470	1.71%
Transamerica Asset Allocation-Conservative VP	60,002,069	6.27
Transamerica Asset Allocation-Growth Portfolio	84,921,205	8.88
Transamerica Asset Allocation-Growth VP	42,158,031	4.41
Transamerica Asset Allocation-Moderate Growth Portfolio	100,170,347	10.47
Transamerica Asset Allocation-Moderate Growth VP	169,480,732	17.72
Transamerica Asset Allocation-Moderate Portfolio	61,556,437	6.44
Transamerica Asset Allocation-Moderate VP	93,726,220	9.80
Transamerica ING Balanced Allocation VP	391,804	0.04
Transamerica ING Conservative Allocation VP	60,711	0.01
Transamerica ING Moderate Growth Allocation VP	190,566	0.02
Total	$629,011,592	65.77%
Transamerica Concentrated Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$8,793,914	4.16%
Transamerica Asset Allocation-Conservative VP	64,220,007	30.35
Transamerica Asset Allocation-Growth Portfolio	26,555,530	12.55
Transamerica Asset Allocation-Moderate Growth Portfolio	40,684,327	19.23
Transamerica Asset Allocation-Moderate Portfolio	19,460,263	9.20
Transamerica Asset Allocation-Moderate VP	34,580,004	16.34
Total	$194,294,045	91.83%
Transamerica Diversified Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$34,265,071	2.84%
Transamerica Asset Allocation-Growth Portfolio	103,170,535	8.56
Transamerica Asset Allocation-Moderate Growth Portfolio	146,312,187	12.14
Transamerica Asset Allocation-Moderate Portfolio	74,082,584	6.15
Total	$357,830,377	29.69%

Transamerica Dividend Focused	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$37,074,971	3.45%
Transamerica Asset Allocation-Conservative VP	11,803,423	1.10
Transamerica Asset Allocation-Growth Portfolio	164,763,431	15.32
Transamerica Asset Allocation-Growth VP	16,821,524	1.56
Transamerica Asset Allocation-Moderate Growth Portfolio	252,790,286	23.50
Transamerica Asset Allocation-Moderate Growth VP	211,087,478	19.62
Transamerica Asset Allocation-Moderate Portfolio	100,728,617	9.36
Transamerica Asset Allocation-Moderate VP	190,773,737	17.73
Transamerica ING Balanced Allocation VP	907,350	0.09
Transamerica ING Conservative Allocation VP	110,529	0.01
Transamerica ING Moderate Growth Allocation VP	457,087	0.04
Total	$987,318,433	91.78%
Transamerica Emerging Markets Debt	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$15,664,111	2.82%
Transamerica Asset Allocation-Moderate Growth Portfolio	16,604,388	2.98
Transamerica Asset Allocation-Moderate Growth VP	60,768,778	10.93
Transamerica Asset Allocation-Moderate Portfolio	29,353,245	5.28
Transamerica International Moderate Growth VP	8,607,650	1.55
Transamerica Multi-Manager Alternative Strategies Portfolio	29,037,890	5.22
Transamerica Multi-Manager Alternative Strategies VP	18,830	0.00	(A)
Total	$160,054,892	28.78%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Emerging Markets Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,748,938	3.56%
Transamerica Asset Allocation-Growth Portfolio	21,877,956	11.53
Transamerica Asset Allocation-Growth VP	22,036,917	11.62
Transamerica Asset Allocation-Moderate Growth Portfolio	33,750,350	17.79
Transamerica Asset Allocation-Moderate Growth VP	78,028,370	41.13
Transamerica Asset Allocation-Moderate Portfolio	12,872,399	6.78
Transamerica Multi-Manager International Portfolio	8,033,963	4.23
Total	$183,348,893	96.64%
Transamerica Flexible Income	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$22,600,275	3.87%
Transamerica Asset Allocation-Conservative VP	44,164,207	7.57
Transamerica Asset Allocation-Moderate Growth Portfolio	15,095,882	2.59
Transamerica Asset Allocation-Moderate Growth VP	45,032,283	7.71
Transamerica Asset Allocation-Moderate Portfolio	64,693,133	11.09
Transamerica Asset Allocation-Moderate VP	197,753,008	33.89
Total	$389,338,788	66.72%
Transamerica Floating Rate	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$26,322,983	15.26%
Transamerica Asset Allocation-Moderate Growth VP	45,594,093	26.44
Transamerica Asset Allocation-Moderate VP	70,972,262	41.16
Transamerica International Moderate Growth VP	9,052,401	5.25
Transamerica Multi-Manager Alternative Strategies Portfolio	18,707,303	10.85
Transamerica Multi-Manager Alternative Strategies VP	11,213	0.01
Total	$170,660,255	98.97%

Transamerica Global Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Moderate VP	$51,276,089	97.50%
Transamerica ING Balanced Allocation VP	280,940	0.53
Transamerica ING Conservative Allocation VP	44,639	0.09
Transamerica ING Moderate Growth Allocation VP	137,229	0.26
Total	$51,738,897	98.38%
Transamerica Growth Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$17,273,144	2.45%
Transamerica Asset Allocation-Conservative VP	26,548,667	3.76
Transamerica Asset Allocation-Growth Portfolio	52,902,481	7.49
Transamerica Asset Allocation-Growth VP	22,052,464	3.12
Transamerica Asset Allocation-Moderate Growth Portfolio	101,151,056	14.31
Transamerica Asset Allocation-Moderate Growth VP	154,656,298	21.88
Transamerica Asset Allocation-Moderate Portfolio	52,180,447	7.38
Transamerica Asset Allocation-Moderate VP	88,967,998	12.59
Transamerica ING Balanced Allocation VP	131,385	0.02
Transamerica ING Conservative Allocation VP	14,326	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	94,076	0.01
Total	$515,972,342	73.01%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica High Yield Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$25,824,403	2.00%
Transamerica Asset Allocation-Conservative VP	66,812,809	5.16
Transamerica Asset Allocation-Moderate Growth Portfolio	43,106,984	3.33
Transamerica Asset Allocation-Moderate Growth VP	229,257,071	17.73
Transamerica Asset Allocation-Moderate Portfolio	36,381,999	2.81
Transamerica Asset Allocation-Moderate VP	193,967,276	15.00
Transamerica ING Balanced Allocation VP	247,925	0.02
Transamerica ING Conservative Allocation VP	65,079	0.01
Transamerica ING Moderate Growth Allocation VP	183,298	0.01
Transamerica International Moderate Growth VP	29,756,259	2.30
Total	$625,603,103	48.37%
Transamerica Income & Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$41,973,137	7.51%
Transamerica Asset Allocation-Moderate Growth VP	163,991,148	29.35
Transamerica Asset Allocation-Moderate VP	144,344,971	25.83
Transamerica ING Balanced Allocation VP	332,695	0.06
Transamerica ING Conservative Allocation VP	54,931	0.01
Transamerica ING Moderate Growth Allocation VP	135,935	0.02
Transamerica International Moderate Growth VP	22,101,987	3.96
Total	$372,934,804	66.74%
Transamerica Inflation Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$12,995,114	12.94%
Transamerica Asset Allocation-Moderate Growth Portfolio	14,686,383	14.62
Transamerica Asset Allocation-Moderate Portfolio	16,393,951	16.32
Transamerica Asset Allocation-Moderate VP	50,600,656	50.38
Transamerica ING Balanced Allocation VP	279,878	0.28
Transamerica ING Conservative Allocation VP	44,471	0.05
Transamerica ING Moderate Growth Allocation VP	136,710	0.14
Total	$95,137,163	94.73%

Transamerica International Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,748,257	0.80%
Transamerica Asset Allocation-Conservative VP	18,797,077	2.22
Transamerica Asset Allocation-Growth Portfolio	44,355,030	5.24
Transamerica Asset Allocation-Growth VP	3,633,810	0.43
Transamerica Asset Allocation-Moderate Growth Portfolio	34,057,539	4.03
Transamerica Asset Allocation-Moderate Growth VP	115,883,750	13.70
Transamerica Asset Allocation-Moderate Portfolio	26,436,335	3.13
Transamerica Asset Allocation-Moderate VP	114,616,333	13.55
Transamerica ING Conservative Allocation VP	14,979	0.00	(A)
Transamerica International Moderate Growth VP	79,959,922	9.45
Transamerica Multi-Manager International Portfolio	37,451,972	4.43
Total	$481,955,004	56.98%
Transamerica International Small Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,046,501	0.56%
Transamerica Asset Allocation-Conservative VP	17,379,004	3.18
Transamerica Asset Allocation-Growth Portfolio	9,244,942	1.69
Transamerica Asset Allocation-Growth VP	29,987,221	5.49
Transamerica Asset Allocation-Moderate Growth Portfolio	19,448,257	3.56
Transamerica Asset Allocation-Moderate Growth VP	164,560,922	30.13
Transamerica Asset Allocation-Moderate Portfolio	9,772,342	1.79
Transamerica Asset Allocation-Moderate VP	106,415,239	19.49
Transamerica International Moderate Growth VP	79,289,335	14.52
Transamerica Multi-Manager International Portfolio	10,789,068	1.98
Total	$449,932,831	82.39%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Large Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$55,579,556	3.60%
Transamerica Asset Allocation-Conservative VP	55,352,891	3.59
Transamerica Asset Allocation-Growth Portfolio	153,823,141	9.96
Transamerica Asset Allocation-Growth VP	138,739,667	8.99
Transamerica Asset Allocation-Moderate Growth Portfolio	239,830,137	15.54
Transamerica Asset Allocation-Moderate Growth VP	452,110,761	29.29
Transamerica Asset Allocation-Moderate Portfolio	91,586,349	5.93
Transamerica Asset Allocation-Moderate VP	283,729,479	18.38
Transamerica ING Balanced Allocation VP	570,814	0.04
Transamerica ING Conservative Allocation VP	53,293	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	387,614	0.03
Total	$1,471,763,702	95.35%
Transamerica Mid Cap Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Moderate VP	$52,504,062	98.05%
Transamerica MLP & Energy Income	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$47,386,022	13.77%
Transamerica Asset Allocation-Growth VP	2,356,967	0.69
Transamerica Asset Allocation-Moderate Growth VP	14,596,491	4.24
Transamerica Asset Allocation-Moderate VP	112,215,804	32.61
Transamerica ING Balanced Allocation VP	152,778	0.04
Transamerica ING Conservative Allocation VP	16,625	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	76,493	0.02
Transamerica Multi-Manager Alternative Strategies Portfolio	44,029,494	12.80
Transamerica Multi-Manager Alternative Strategies VP	28,556	0.01
Total	$220,859,230	64.18%

Transamerica Money Market	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,960,550	1.99%
Transamerica Asset Allocation-Conservative VP	473,084	0.24
Transamerica Asset Allocation-Growth Portfolio	60,291	0.03
Transamerica Asset Allocation-Growth VP	3,912	0.00	(A)
Transamerica Asset Allocation-Moderate Growth VP	1,032,200	0.52
Transamerica Asset Allocation-Moderate Portfolio	3,409,716	1.71
Transamerica Asset Allocation-Moderate VP	48,552,722	24.37
Transamerica ING Balanced Allocation VP	359,435	0.18
Transamerica ING Conservative Allocation VP	64,621	0.03
Transamerica ING Moderate Growth Allocation VP	185,148	0.09
Transamerica International Moderate Growth VP	21,070	0.01
Total	$58,122,749	29.17%
Transamerica Short-Term Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$84,630,729	2.13%
Transamerica Asset Allocation-Conservative VP	323,265,901	8.14
Transamerica Asset Allocation-Moderate Growth Portfolio	69,263	0.00	(A)
Transamerica Asset Allocation-Moderate Growth VP	118,770,248	2.99
Transamerica Asset Allocation-Moderate Portfolio	175,892,998	4.43
Transamerica Asset Allocation-Moderate VP	678,699,510	17.08
Transamerica BlackRock Tactical Allocation VP	20,209,545	0.51
Transamerica International Moderate Growth VP	42,731,813	1.07
Transamerica Multi-Manager Alternative Strategies Portfolio	7,012,481	0.18
Transamerica Multi-Manager Alternative Strategies VP	4,196	0.00	(A)
Total	$1,451,286,684	36.53%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Small Cap Core	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,882,068	6.11%
Transamerica Asset Allocation-Conservative VP	26,385,026	27.40
Transamerica Asset Allocation-Growth Portfolio	4,768,729	4.95
Transamerica Asset Allocation-Growth VP	26,385,026	27.40
Transamerica Asset Allocation-Moderate Growth Portfolio	20,185,687	20.96
Transamerica Asset Allocation-Moderate Portfolio	11,379,662	11.82
Total	$94,986,198	98.64%
Transamerica Small Cap Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,235,101	1.34%
Transamerica Asset Allocation-Conservative VP	65,685,694	12.18
Transamerica Asset Allocation-Growth Portfolio	32,236,527	5.97
Transamerica Asset Allocation-Growth VP	41,714,699	7.73
Transamerica Asset Allocation-Moderate Growth Portfolio	25,197,167	4.67
Transamerica Asset Allocation-Moderate Growth VP	142,560,455	26.42
Transamerica Asset Allocation-Moderate Portfolio	15,520,764	2.88
Transamerica Asset Allocation-Moderate VP	200,129,800	37.09
Transamerica ING Moderate Growth Allocation VP	56,288	0.01
Total	$530,336,495	98.29%

Transamerica Small Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$881,376	0.12%
Transamerica Asset Allocation-Conservative VP	69,552,948	9.57
Transamerica Asset Allocation-Growth Portfolio	36,082,576	4.97
Transamerica Asset Allocation-Growth VP	50,019,753	6.89
Transamerica Asset Allocation-Moderate Growth Portfolio	30,743,306	4.23
Transamerica Asset Allocation-Moderate Growth VP	235,911,472	32.47
Transamerica Asset Allocation-Moderate Portfolio	17,660,201	2.43
Transamerica Asset Allocation-Moderate VP	274,777,366	37.82
Transamerica ING Moderate Growth Allocation VP	114,482	0.02
Total	$715,743,480	98.52%
Transamerica Strategic High Income	Market Value	% of Net Assets
Transamerica Multi-Manager Alternative Strategies Portfolio	$26,223,965	81.01%
Transamerica Multi-Manager Alternative Strategies VP	17,003	0.05
Total	$26,240,968	81.06%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

Transamerica Capital Growth
First $500 million	0.800%
Over $500 million	0.675
Transamerica Concentrated Growth
Effective March 1, 2014
First $650 million	0.650%
Over $650 million up to $1.15 billion	0.630
Over $1.15 billion	0.575
Prior to March 1, 2014
ANA	1.000%
Transamerica Diversified Equity
First $500 million	0.730
Over $500 million up to $2.5 billion	0.700
Over $2.5 billion	0.650

Transamerica Dividend Focused
First $200 million	0.750%
Over $200 million up to $500 million	0.650
Over $500 million	0.600
Transamerica Emerging Markets Debt
First $400 million	0.600%
Over $400 million	0.580
Transamerica Emerging Markets Equity
First $250 million	0.950%
Over $250 million up to $500 million	0.930
Over $500 million	0.900

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Enhanced Muni
First $150 million	0.440%
Over $150 million up to $350 million	0.420
Over $350 million up to $650 million	0.410
Over $650 million up to $1 billion	0.390
Over $1 billion	0.360
Transamerica Flexible Income
First $250 million	0.475%
Over $250 million up to $350 million	0.425
Over $350 million	0.400
Transamerica Floating Rate
First $1 billion	0.610%
Over $1 billion up to $1.5 billion	0.590
Over $1.5 billion up to $2 billion	0.570
Over $2 billion	0.560
Transamerica Global Bond
First $750 million	0.540%
Over $750 million up to $1.5 billion	0.520
Over $1.5 billion	0.510
Transamerica Growth Opportunities
First $250 million	0.800%
Over $250 million up to $500 million	0.750
Over $500 million	0.700
Transamerica High Yield Bond
First $400 million	0.590%
Over $400 million up to $750 million	0.575
Over $750 million	0.550
Transamerica High Yield Muni
First $500 million	0.510%
Over $500 million up to $1 billion	0.500
Over $1 billion	0.470
Transamerica Income & Growth
First $500 million	0.670%
Over $500 million up to $1 billion	0.650
Over $1 billion up to $1.5 billion	0.630
Over $1.5 billion	0.600
Transamerica Inflation Opportunities
First $200 million	0.550%
Over $200 million up to $500 million	0.540
Over $500 million	0.510
Transamerica International Equity
(Effective December 15, 2013)
First $500 million	0.740%
Over $500 million up to $1 billion	0.720
Over $1 billion up to $2 billion	0.690
Over $2 billion	0.660
Transamerica International Equity
(Prior to December 15, 2013)
First $250 million	0.800%
Over $250 million up to $500 million	0.750
Over $500 million up to $1 billion	0.725
Over $1 billion	0.700
Transamerica International Small Cap Value
First $300 million	0.925%
Over $300 million up to $750 million	0.900
Over $750 million	0.850

Transamerica Large Cap Value
First $750 million	0.650%
Over $750 million up to $1 billion	0.620
Over $1 billion	0.600
Transamerica Mid Cap Growth
First $1 billion	0.720%
Over $1 billion	0.700
Transamerica MLP & Energy Income
First $250 million	1.100%
Over $250 million up to $500 million	1.050
Over $500 million up to $1 billion	0.980
Over $1 billion up to $2 billion	0.880
Over $2 billion	0.820
Transamerica Money Market
ANA	0.400%
Transamerica Multi-Managed Balanced
First $500 million	0.670%
Over $500 million up to $1 billion	0.650
Over $1 billion	0.600
Transamerica Opportunistic Allocation
First $250 million	0.420%
Over $250 million up to $1 billion	0.400
Over $1 billion	0.380
Transamerica Short-Term Bond
First $250 million	0.550%
Over $250 million up to $500 million	0.500
Over $500 million up to $1 billion	0.475
Over $1 billion	0.450
Transamerica Small Cap Core
First $300 million	0.800%
Over $300 million	0.770
Transamerica Small Cap Growth
First $300 million	0.840%
Over $300 million	0.800
Transamerica Small Cap Value
First $250 million	0.860%
Over $250 million	0.840
Transamerica Small/Mid Cap Value
First $500 million	0.800%
Over $500 million	0.750
Transamerica Strategic High Income
First $600 million	0.660%
Over $600 million up to $1 billion	0.630
Over $1 billion up to $2 billion	0.600
Over $2 billion	0.585
Transamerica Tactical Allocation
First $250 million	0.550%
Over $250 million up to $500 million	0.540
Over $500 million up to $1.5 billion	0.530
Over $1.5 billion up to $2.5 billion	0.520
Over $2.5 billion	0.510
Transamerica Tactical Income
First $1 billion	0.470%
Over $1 billion up to $2 billion	0.450
Over $2 billion	0.430

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Tactical Rotation
First $250 million	0.550%
Over $250 million up to $500 million	0.540
Over $500 million up to $1.5 billion	0.530
Over $1.5 billion up to $2.5 billion	0.520
Over $2.5 billion	0.510

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Capital Growth	1.20%	March 1, 2015
Transamerica Concentrated Growth (Effective March 1, 2014)	0.95	March 1, 2015
Transamerica Concentrated Growth (Prior to March 1, 2014)	1.25
Transamerica Diversified Equity	1.17	March 1, 2015
Transamerica Dividend Focused	0.90	March 1, 2015
Transamerica Emerging Markets Debt	1.00	March 1, 2015
Transamerica Emerging Markets Equity	1.60	March 1, 2015
Transamerica Enhanced Muni	0.71	March 1, 2015
Transamerica Flexible Income	1.00	March 1, 2015
Transamerica Floating Rate	0.80	March 1, 2015
Transamerica Global Bond	0.75	March 1, 2015
Transamerica Growth Opportunities	1.40	March 1, 2015
Transamerica High Yield Bond	0.95	March 1, 2015
Transamerica High Yield Muni	0.76	March 1, 2015
Transamerica Income & Growth	0.93	March 1, 2015
Transamerica Inflation Opportunities	0.75	March 1, 2015
Transamerica International Equity	1.15	March 1, 2015
Transamerica International Small Cap Value	1.22	March 1, 2015
Transamerica Large Cap Value	1.00	March 1, 2015
Transamerica Mid Cap Growth	1.05	March 1, 2015
Transamerica MLP & Energy Income	1.35	March 1, 2015
Transamerica Money Market	0.48	March 1, 2015
Transamerica Multi-Managed Balanced (Effective March 1, 2014)	1.20	March 1, 2015
Transamerica Multi-Managed Balanced (Prior to March 1, 2014)	1.45
Transamerica Opportunistic Allocation	0.95	March 1, 2015
Transamerica Short-Term Bond (Effective March 1, 2014)	0.80	March 1, 2015
Transamerica Short-Term Bond (Prior to March 1, 2014)	0.85
Transamerica Small Cap Core	1.05	March 1, 2015
Transamerica Small Cap Growth	1.15	March 1, 2015
Transamerica Small Cap Value	1.15	March 1, 2015
Transamerica Small/Mid Cap Value	1.25	March 1, 2015
Transamerica Strategic High Income	0.95	March 1, 2015
Transamerica Tactical Allocation	0.85	March 1, 2015
Transamerica Tactical Income	0.67	March 1, 2015
Transamerica Tactical Rotation	0.85	March 1, 2015

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

During the period ended April 30, 2014, amounts recaptured by TAM were as follows:

Fund Name	Recaptured Amount
Transamerica Capital Growth
Class B	643
Transamerica Diversified Equity
Class B	2,127
Transamerica International Small Cap Value
Class I	89
Transamerica MLP & Energy Income
Class C	337
Class I	1,595

The following amounts are available for recapture by TAM as of April 30, 2014:

Fund Name/Class	Amount Available	Year Reimbursed
Transamerica Capital Growth
Class B	$8,848	2012
	4,253	2013
Transamerica Concentrated Growth
Class A	2,047	2014
Class C	468	2014
Class I	20,217	2014
Transamerica Diversified Equity
Class B	3,964	2012
	656	2013
Transamerica Enhanced Muni
Fund Level	136,857	2013
	26,897	2014
Class A	1,180	2013
	1,271	2014
Class C	606	2013
	823	2014
Class I	6,608	2013
	5,469	2014
Transamerica Floating Rate
Fund Level	30,505	2014
Class A	137	2014
Class C	235	2014
Class I	197	2014
Class I2	4,874	2014
Transamerica Global Bond
Fund Level	32,365	2014
Class A	4,173	2014
Class C	1,013	2014
Class I	1,140	2014
Class I2	592	2014

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Fund Name/Class	Amount Available	Year Reimbursed
Transamerica High Yield Muni
Fund Level	$81,791	2013
	35,612	2014
Class A	14	2013
	360	2014
Class C	8	2013
	107	2014
Class I	69	2013
	1,097	2014
Transamerica Inflation Opportunities
Fund Level	7,565	2014
Class A	4,695	2014
Class C	1,013	2014
Class I	1,276	2014
Class I2	1,141	2014
Transamerica Mid Cap Growth
Fund Level	15,940	2014
Class A	14,135	2014
Class C	4,453	2014
Class I	1,678	2014
Class I2	1,904	2014
Transamerica MLP & Energy Income
Class A	119	2013
Transamerica Money Market
Fund Level	660,711	2012
	1,596,778	2013
	65,696	2014
Class A	644,410	2012
	548,360	2013
	142,150	2014
Class B	154,330	2012
	100,199	2013
	10,596	2014
Class C	366,795	2012
	325,163	2013
	21,098	2014
Class I	41,647	2012
	55,753	2013
	25,945	2014
Class I2	1,218	2012
	24,768	2013
	2,648	2014
Transamerica Opportunistic Allocation
Fund Level	62,903	2014
Class A	14	2014
Class C	14	2014
Class I	277	2014
Transamerica Small Cap Core
Class A	14,123	2014
Class C	4,441	2014
Class I	1,682	2014

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Fund Name/Class	Amount Available	Year Reimbursed
Transamerica Strategic High Income
Fund Level	$12,349	2014
Class A	5,217	2014
Class C	1,266	2014
Class I	1,641	2014
Class I2	112	2014
Transamerica Tactical Allocation
Fund Level	125,543	2013
	24,343	2014
Class A	3,039	2013
	2,419	2014
Class C	2,817	2013
	3,161	2014
Class I	2,328	2013
	735	2014
Transamerica Tactical Rotation
Fund Level	134,422	2013
	19,817	2014
Class A	3,210	2013
	4,736	2014
Class C	2,481	2013
	3,562	2014
Class I	1,216	2013
	1,680	2014

In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point in which Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statements of Operations, within the class expense (waived/reimbursed) recaptured. For the period ended April 30, 2014 and year ended October 31, 2013, the amounts waived were as follows:

Fund/Class	2014 Amount Waived ($)	2014 Amount Waived (Basis Points)	2013 Amount Waived ($)	2013 Amount Waived (Basis Points)
Fund Level	$290,027	28	$1,596,778	27
Class A	120,059	28	250,546	26
Class B	26,801	99	73,975	96
Class C	129,948	99	279,510	96

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.25% for Class A (effective March 1, 2014), 1.00% for Class B, and 1.00% for Class C. Prior to March 1, 2014, the Funds were authorized under the 12b-1 plans to pay up to 0.30% for Class A. 12b-1 fees are not applicable for Class I, Class I2, and Class T. Effective March 1, 2014, TAM has contractually agreed to waive 0.10% and 0.25% of 12b-1 fees on Class A shares and Class C shares, respectively, of Transamerica Enhanced Muni and Transamerica High Yield Muni through March 1, 2015. Prior to March 1, 2014, TAM had contractually agreed to waive 0.05% of 12b-1 fees on Class A shares of Transamerica Flexible Income, Transamerica Short-Term Bond, and Transamerica Tactical Income and to waive 0.15% and 0.25% of 12b-1 fees on Class A shares and Class C shares, respectively, of Transamerica Enhanced Muni and Transamerica High Yield Muni.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2014, the underwriter commissions were as follows:

Transamerica Capital Growth
Received by Underwriter	$341,176
Retained by Underwriter	52,551
Contingent Deferred Sales Charge	3,590
Transamerica Diversified Equity
Received by Underwriter	$123,839
Retained by Underwriter	18,808
Contingent Deferred Sales Charge	9,617
Transamerica Dividend Focused
Received by Underwriter	$8,503
Retained by Underwriter	1,320
Contingent Deferred Sales Charge	61
Transamerica Emerging Markets Debt
Received by Underwriter	$34,754
Retained by Underwriter	6,298
Contingent Deferred Sales Charge	25,022
Transamerica Emerging Markets Equity
Received by Underwriter	$6,604
Retained by Underwriter	1,031
Contingent Deferred Sales Charge	78
Transamerica Enhanced Muni
Received by Underwriter	$55,130
Retained by Underwriter	13,841
Contingent Deferred Sales Charge	—
Transamerica Flexible Income
Received by Underwriter	$92,176
Retained by Underwriter	17,330
Contingent Deferred Sales Charge	5,171
Transamerica Floating Rate
Received by Underwriter	$2,641
Retained by Underwriter	560
Contingent Deferred Sales Charge	6
Transamerica Growth Opportunities
Received by Underwriter	$39,364
Retained by Underwriter	6,127
Contingent Deferred Sales Charge	3,089
Transamerica High Yield Bond
Received by Underwriter	$115,724
Retained by Underwriter	22,025
Contingent Deferred Sales Charge	25,515
Transamerica High Yield Muni
Received by Underwriter	$2,371
Retained by Underwriter	450
Contingent Deferred Sales Charge	—
Transamerica Income & Growth
Received by Underwriter	$531,453
Retained by Underwriter	83,729
Contingent Deferred Sales Charge	8,854

Transamerica International Equity
Received by Underwriter	$177,493
Retained by Underwriter	27,520
Contingent Deferred Sales Charge	1,231
Transamerica Large Cap Value
Received by Underwriter	$18,403
Retained by Underwriter	2,978
Contingent Deferred Sales Charge	1,050
Transamerica Mid Cap Growth
Received by Underwriter	$1,277
Retained by Underwriter	205
Contingent Deferred Sales Charge	—
Transamerica MLP & Energy Income
Received by Underwriter	$450,681
Retained by Underwriter	71,041
Contingent Deferred Sales Charge	1,195
Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	11,046
Transamerica Multi-Managed Balanced
Received by Underwriter	$268,007
Retained by Underwriter	42,996
Contingent Deferred Sales Charge	8,938
Transamerica Short-Term Bond
Received by Underwriter	$279,911
Retained by Underwriter	58,372
Contingent Deferred Sales Charge	122,714
Transamerica Small Cap Core
Received by Underwriter	$799
Retained by Underwriter	121
Contingent Deferred Sales Charge	—
Transamerica Small Cap Growth
Received by Underwriter	$3,852
Retained by Underwriter	559
Contingent Deferred Sales Charge	85
Transamerica Small Cap Value
Received by Underwriter	$6,212
Retained by Underwriter	904
Contingent Deferred Sales Charge	300
Transamerica Small/Mid Cap Value
Received by Underwriter	$482,051
Retained by Underwriter	73,530
Contingent Deferred Sales Charge	16,829
Transamerica Strategic High Income
Received by Underwriter	$247
Retained by Underwriter	41
Contingent Deferred Sales Charge	—

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Tactical Allocation
Received by Underwriter	$23,627
Retained by Underwriter	3,669
Contingent Deferred Sales Charge	3,284
Transamerica Tactical Income
Received by Underwriter	$374,826
Retained by Underwriter	70,255
Contingent Deferred Sales Charge	80,738

Transamerica Tactical Rotation
Received by Underwriter	$86,068
Retained by Underwriter	13,715
Contingent Deferred Sales Charge	235

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.025% of ANA. The Legal fees on the Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services as follows:

Class A, B, C & T *
Open Account	$21.00
Closed Account	1.50

Class I *
Open Direct Account	$21.00
Open Networked Account	8.00
Closed Account	1.50
Sub-Transfer Agent and Omnibus Intermediary Fees	10 bps	**

Class I2
Open Account	0.75 bps	**
Closed Account	N/A

*	Applicable out-of pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the Funds.
**	bps – Basis Points. A basis point is a unit equal to 1/100th of 1%, and is commonly used to denote the change in a financial instrument.

Transfer Agent Fees paid and the amounts due to TFS for the period ended April 30, 2014 are as follows:

Fund Name	Fees Paid to TFS	Fees Due to TFS
Transamerica Capital Growth	$245,006	$33,209
Transamerica Concentrated Growth	10,129	5,400
Transamerica Diversified Equity	902,211	151,565
Transamerica Dividend Focused	40,058	6,503
Transamerica Emerging Markets Debt	228,011	51,180
Transamerica Emerging Markets Equity	8,797	1,204
Transamerica Enhanced Muni	7,246	1,098
Transamerica Flexible Income	108,270	17,347
Transamerica Floating Rate	5,404	1,088
Transamerica Global Bond	6,918	6,612
Transamerica Growth Opportunities	262,451	43,712
Transamerica High Yield Bond	217,862	37,392
Transamerica High Yield Muni	1,530	251
Transamerica Income & Growth	75,850	6,240
Transamerica Inflation Opportunities	8,126	7,566
Transamerica International Equity	170,410	26,806
Transamerica International Small Cap Value	32,968	9,654
Transamerica Large Cap Value	74,307	10,536
Transamerica Mid Cap Growth	22,160	20,370

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Fund Name	Fees Paid to TFS	Fees Due to TFS
Transamerica MLP & Energy Income	$38,591	$6,139
Transamerica Money Market	199,584	35,897
Transamerica Multi-Managed Balanced	307,713	46,415
Transamerica Opportunistic Allocation	291	52
Transamerica Short-Term Bond	908,335	137,934
Transamerica Small Cap Core	23,690	20,665
Transamerica Small Cap Growth	21,849	3,403
Transamerica Small Cap Value	28,678	4,619
Transamerica Small/Mid Cap Value	751,238	101,623
Transamerica Strategic High Income	8,236	8,161
Transamerica Tactical Allocation	6,102	374
Transamerica Tactical Income	487,050	72,315
Transamerica Tactical Rotation	9,718	292

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Funds may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser for the period ended April 30, 2014 as follows:

Fund Name	Commissions
Transamerica Capital Growth	$467
Transamerica Growth Opportunities	1,594

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2014 were as follows:

	Purchases of securities		Proceeds from maturities and sales of securities
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Capital Growth	$295,098,548	$—	$98,919,366	$—
Transamerica Concentrated Growth	195,784,003	—	1,402,952	—
Transamerica Diversified Equity	365,394,983	—	683,103,830	—
Transamerica Dividend Focused	88,179,549	—	169,061,867	—
Transamerica Emerging Markets Debt	828,677,349	1,153,610	917,124,231	—
Transamerica Emerging Markets Equity	52,402,752	—	73,511,526	—
Transamerica Enhanced Muni	24,293,875	—	9,071,081	—
Transamerica Flexible Income	293,367,557	88,692,703	41,313,443	34,078,061
Transamerica Floating Rate	209,474,255	—	51,919,352	—
Transamerica Global Bond	69,232,734	—	20,331,303	—
Transamerica Growth Opportunities	201,335,118	—	196,690,597	—
Transamerica High Yield Bond	354,012,227	—	207,028,760	—
Transamerica High Yield Muni	7,106,217	—	3,137,728	—
Transamerica Income & Growth	169,937,961	—	95,277,491	—
Transamerica Inflation Opportunities	63,116,483	65,018,681	17,728,360	14,850,665
Transamerica International Equity	382,788,129	—	56,757,756	—
Transamerica International Small Cap Value	347,838,933	—	41,389,499	—
Transamerica Large Cap Value	575,127,903	—	654,131,052	—
Transamerica Mid Cap Growth	69,372,123	—	18,787,471	—
Transamerica MLP & Energy Income	145,822,244	—	68,301,958	—
Transamerica Multi-Managed Balanced	129,890,319	188,535,402	134,324,529	161,561,268
Transamerica Opportunistic Allocation	1,274,970	—	296,890	—
Transamerica Short-Term Bond	1,149,498,494	—	1,014,448,958	7,534

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 4. (continued)

	Purchases of securities		Proceeds from maturities and sales of securities
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Small Cap Core	$163,048,569	$—	$72,666,800	$—
Transamerica Small Cap Growth	204,954,722	—	221,668,495	—
Transamerica Small Cap Value	137,829,679	—	164,036,925	—
Transamerica Small/Mid Cap Value	625,978,613	—	611,306,639	—
Transamerica Strategic High Income	30,402,302	—	88,280	—
Transamerica Tactical Allocation	7,580,769	—	7,205,800	—
Transamerica Tactical Income	197,249,021	—	32,795,539	—
Transamerica Tactical Rotation	7,742,036	—	2,239,538	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Capital Growth:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Purchased options and swaptions	—	1	1	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Fund periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A)	$964,843	$964,843
Total gross amount of assets (B)	$964,843	$964,843

(A)	Included within Investment securities, at value.
(B)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Royal Bank of Scotland PLC	$964,843	$—	$(850,000)	$114,843
Total	$964,843	$—	$(850,000)	$114,843

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Capital Growth (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (A)	$191,058	$191,058
Total	$191,058	$191,058

(A)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Emerging Markets Debt:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Forward foreign currency contracts	10	16	16

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$156,869	$156,869
Total gross amount of assets (A)	$156,869	$156,869
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	$(297,322)	$(297,322)
Total gross amount of liabilities (A)	$(297,322)	$(297,322)

(A)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Emerging Markets Debt (continued):

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
HSBC Securities (USA), Inc.	$5,125	$(5,125)	$—	$—
Other Derivatives (C)	151,744	—	—	151,744
Total	$156,869	$(5,125)	$—	$151,744

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
HSBC Securities (USA), Inc.	$29,797	$(5,125)	$—	$24,672
Other Derivatives (C)	267,525	—	—	267,525
Total	$297,322	$(5,125)	$—	$292,197

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts (A)	$(1,141,732)	$(1,141,732)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	178,041	178,041
Total	$(963,691)	$(963,691)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Bond:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at March 1, 2014	Ending number of positions at April 30, 2014	Average number of positions (A)
Forward foreign currency contracts	—	14	13	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Fund periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$40,740	$40,740
Total gross amount of assets (A)	$40,740	$40,740
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	$(58,614)	$(58,614)
Total gross amount of liabilities (A)	$(58,614)	$(58,614)

(A)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
HSBC Securities (USA) Inc.	$36,469	$(15,093)	$—	$21,376
Other Derivatives (C)	4,271	—	—	4,271
Total	$40,740	$(15,093)	$—	$25,647

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
HSBC Securities (USA) Inc.	$15,093	$(15,093)	$—	$—
Other Derivatives (C)	43,521	—	—	43,521
Total	$58,614	$(15,093)	$—	$43,521

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Bond (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts (A)	$(81,024)	$(81,024)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	(17,874)	(17,874)
Total	$(98,898)	$(98,898)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Growth Opportunities:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Purchased options and swaptions	—	1	1	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Fund periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A)	$929,748	$929,748
Total gross amount of assets (B)	$929,748	$929,748

(A)	Included within Investment securities, at value.
(B)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Growth Opportunities (continued):

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Royal Bank of Scotland PLC	$929,748	$—	$(880,000)	$49,748
Total	$929,748	$—	$(880,000)	$49,748

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (A)	$184,109	$184,109
Total	$184,109	$184,109

(A)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Inflation Opportunities:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at March 1, 2014	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	—	3	3	(B)
Forward foreign currency contracts	—	2	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Fund periodically invested in this derivative during the period.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Inflation Opportunities (continued):

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$6,890	$—	$6,890
Unrealized appreciation on forward foreign currency contracts	—	1,792	1,792
Total gross amount of assets (C)	$6,890	$1,792	$8,682
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(4,500)	$—	$(4,500)
Unrealized depreciation on forward foreign currency contracts	—	(14,726)	(14,726)
Total gross amount of liabilities (C)	$(4,500)	$(14,726)	$(19,226)

(A)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Goldman Sachs & Co.	$1,792	$(1,792)	$—	$—
Other Derivatives (C)	6,890	—	—	6,890
Total	$8,682	$(1,792)	$—	$6,890

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Goldman Sachs & Co.	$14,726	$(1,792)	$—	$12,934
Other Derivatives (C)	4,500	—	—	4,500
Total	$19,226	$(1,792)	$—	$17,434

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Inflation Opportunities (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(171)	$—	$(171)
Net realized gain (loss) on forward foreign currency contracts (A)	—	(40,987)	(40,987)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	2,390	—	2,390
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	—	(12,934)	(12,934)
Total	$2,219	$(53,921)	$(51,702)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica MLP & Energy Income:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Written options and swaptions	—	11	7	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Fund periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Liability derivatives
Written options and swaptions, at value	$(348,665)	$(348,665)
Total gross amount of liabilities (A)	$(348,665)	$(348,665)

(A)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica MLP & Energy Income (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on written options and swaptions	$262,060	$262,060
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on written options and swaptions	(133,062)	(133,062)
Total	$128,998	$128,998

The Fund’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Multi-Managed Balanced:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	10	1	7
Purchased options and swaptions	2	—	1	(B)
Written options and swaptions	2	—	1	(B)
Swap agreements	—	—	3	(B)
Forward foreign currency contracts	2	—	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Fund periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$88,544	$88,544
Total gross amount of assets (C)	$88,544	$88,544

(A)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Multi-Managed Balanced (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$38,777	$—	$—	$38,777
Net realized gain (loss) on futures contracts	573,048	—	428,066	1,001,114
Net realized gain (loss) on written options and swaptions	(24,732)	—	—	(24,732)
Net realized gain (loss) on swap agreements	(8,276)	—	—	(8,276)
Net realized gain (loss) on forward foreign currency contracts (B)	—	(18,268)	—	(18,268)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(4,202)	—	—	(4,202)
Net change in unrealized appreciation (depreciation) on futures contracts	46,661	—	(31,405)	15,256
Net change in unrealized appreciation (depreciation) on written options and swaptions	3,841	—	—	3,841
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(7,577)	—	(7,577)
Total	$625,117	$(25,845)	$396,661	$995,933

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

The Fund’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, post-October loss deferrals, paydown gain/loss, foreign capital gains tax, and return of capital distributions from underlying investments.

NOTE 7. REORGANIZATION

Transamerica Concentrated Growth

On February 28, 2014, Transamerica Concentrated Growth acquired all of the net assets of The Torray Resolute Fund pursuant to a Plan of Reorganization. Transamerica Concentrated Growth is the accounting survivor. The purpose of the transaction was to provide an additional large cap growth fund with unique distribution opportunities. The acquisition was accomplished by a tax-free exchange

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 7. (continued)

Transamerica Concentrated Growth (continued)

of 861,025 shares of Transamerica Concentrated Growth for 861,025 shares of The Torray Resolute Fund outstanding on February 28, 2014. Transamerica Concentrated Growth’s net assets at that date were $500,010, which were combined with those of The Torray Resolute Fund. The aggregate net assets of Transamerica Concentrated Growth were $500,010; the combined net assets of Transamerica Concentrated Growth immediately after the acquisition were $13,903,438. Shares issued with the acquisition were as follows:

The Torray Resolute Fund

Class	Shares	Amount
Fund Level	861,025	$13,403,428

Transamerica Concentrated Growth

Class	Shares	Amount
A	16,060	$250,000
C	16,060	250,000
I2	1	10

The exchange ratios of the reorganization for each class are as follows (Transamerica Concentrated Growth shares issuable/The Torray Resolute Fund):

The Torray Resolute Fund

Class	Exchange Ratio
I	1.00

Transamerica Concentrated Growth

Class	Exchange Ratio
A	1.00
C	1.00
I2	1.00

Assuming the reorganization had been completed on January 1, 2014, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended April 30, 2014, are as follows:

Net investment income (loss)	$182,155
Net realized and change in unrealized gain (loss)	386,199
Net increase (decrease) in net assets resulting from operations	(2,737,880)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of The Torray Resolute Fund that have been included in the Transamerica Concentrated Growth’s Statement of Operations since March 1, 2014.

NOTE 8. SUBSEQUENT EVENTS

On May 1, 2014, TAM terminated its investment sub-advisory agreement with BlackRock Investment Management, LLC with respect to the Transamerica Multi-Managed Balanced and entered into a new investment sub-advisory agreement with Aegon USA Investment Management, LLC.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA FUNDS

Transamerica Opportunistic Allocation

Transamerica Multi-Managed Balanced

(each, a “Fund” and collectively, the “Funds”)

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At the special meetings of shareholders held on April 28, 2014, the results were as follows:

Transamerica Multi-Managed Balanced:

Proxy I — Proposal III: To approve a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date — January 17, 2014	Shares Voted	% of Voted	% of Total
For	8,090,214.952	87.260	43.646
Against	300,290.770	3.239	1.620
Abstain	880,843.038	9.501	4.752
Total	9,271,348.760	100.000	50.018

Transamerica Opportunistic Allocation:

Proxy II — Proposal II: To approve a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date — February 7, 2014	Shares Voted	% of Voted	% of Total
For	102,003.757	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000
Total	102,003.757	100.000	100.000

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA CONCENTRATED GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on October 16 & 17, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Concentrated Growth (“Concentrated Growth”) as a new shell series of Transamerica Funds for the purpose of acquiring the Torray Resolute Fund (“Resolute Fund”). The Board then reviewed and considered the proposed investment advisory agreement between Concentrated Growth and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Torray LLC (“Torray”) for Concentrated Growth to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and Torray such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Torray. The Board Members noted that the services available to shareholders of Concentrated Growth will be substantially similar to the services available to shareholders of the Resolute Fund. The Board considered the proposed investment approach for Concentrated Growth; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Torray; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Torray. The Board considered that Concentrated Growth will have the same investment objective and substantially similar principal investment strategies as the Resolute Fund, and the fundamental investment restrictions of Concentrated Growth and the Resolute Fund will be substantially similar. The Board Members also noted that the same portfolio manager, using substantially the same principal investment strategies and portfolio management techniques used with respect to the Resolute Fund, will be responsible for the day-to-day investment management of Concentrated Growth.

The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Concentrated Growth. The Board noted that these services include not only the services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser.

Based on these considerations, the Board Members determined that TAM and Torray can provide investment and related services that are appropriate in scope and extent in light of Concentrated Growth’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Concentrated Growth. The Board Members considered performance of the Resolute Fund for the calendar years ending 2011 and 2012 and for the year-to-date period through August 31, 2013, as compared to its peers and benchmarks. They also considered the historical performance of certain discretionary accounts managed by Torray with substantially similar investment objectives and strategies as the Resolute Fund. The historical performance contained one-, three-, five-, and ten-year performance periods ended December 31, 2012 of the strategy, as compared to its peers and benchmarks. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmarks and peer group medians for the periods shown, while exhibiting lower risk (for all but the one-year period relative to the benchmark) and better risk-adjusted returns. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Torray, the Board Members concluded that TAM and Torray are capable of generating a level of investment performance that is appropriate in light of Concentrated Growth’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Concentrated Growth, including information comparing the management fee and total expense ratio of Concentrated Growth to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fee to be charged by Torray for sub-advisory services as well as the portion of Concentrated Growth’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory and total expenses incurred by shareholders are above the Lipper and Morningstar peer group medians, but below those of the Resolute Fund. The Board further noted that TAM has contractually agreed to limit total expenses of the Class I shares of Concentrated Growth at 0.95% through March 1, 2015. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Torray under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA CONCENTRATED GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

The cost of advisory services provided and the level of profitability. Concentrated Growth was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board noted that neither the Resolute Fund nor its shareholders will bear any of the costs or expenses of the proposed Reorganization. The Board also noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Torray, and therefore the profitability of TAM and its affiliates from their relationships with Concentrated Growth was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Concentrated Growth grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Torray’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Concentrated Growth. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Concentrated Growth.

The Board observed the Resolute Fund’s current size ($12.5 million as of September 30, 2013) and limited prospects for future asset growth, and noted that this may impact the viability of the Resolute Fund. They also noted that the Resolute Fund has not been able to date to attract sufficient assets so as to achieve desired economies of scale. In this regard, the Board considered that the benefit of increased distribution capabilities available to Concentrated Growth may result in asset growth over time and additional cost savings and scale advantages. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Concentrated Growth has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Torray.

Benefits to TAM, its affiliates, or Torray from their relationship with Concentrated Growth. The Board considered any other benefits derived by TAM, its affiliates, and Torray from their relationships with Concentrated Growth. They also considered that the exchange of the Resolute Fund shares for shares of Concentrated Growth in the Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder.

Other considerations. The Board considered the investment objective of Concentrated Growth and its investment strategy and noted that TAM believes that Concentrated Growth would enhance the Transamerica Funds’ retail product line-up. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Concentrated Growth in a professional manner that is consistent with the best interests of Concentrated Growth and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Torray. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Concentrated Growth.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA FLOATING RATE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on July 17 & 18, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Floating Rate (“Floating Rate”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Floating Rate and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) for Floating Rate to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board considered the proposed investment approach for Floating Rate; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and AUIM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of AUIM. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Floating Rate. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of Floating Rate operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Floating Rate. Floating Rate is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by AUIM with substantially similar investment objectives and strategies as Floating Rate. The historical performance contained one-, three-, five-, and ten-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts generally compared favorably to that of the benchmark and peer group medians for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the Floating Rate’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Floating Rate, including information comparing the management fee and total expense ratio of Floating Rate to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fee to be charged by AUIM for sub-advisory services as well as the portion of Floating Rate’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory fees incurred by shareholders are below the Lipper Leveraged Loan peer group median and in line with the Morningstar Bank Loan median on an asset-weighted basis. The Board also noted that total expense ratios of Class A and Class C shares are above the medians of the Lipper Leveraged Loan and Morningstar peer groups. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Floating Rate, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and AUIM under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Floating Rate was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Floating Rate by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and AUIM. As a result, the Board considered profitability information for TAM, AUIM and their affiliates with respect to Floating Rate. Based on this information, the Board determined that the profitability of TAM, AUIM and their affiliates from their relationships with Floating Rate was not anticipated to be excessive.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA FLOATING RATE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Floating Rate grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Floating Rate. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Floating Rate. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Floating Rate has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Benefits to TAM, its affiliates, or AUIM from their relationship with Floating Rate. The Board considered any other benefits derived by TAM, its affiliates, and AUIM from their relationships with Floating Rate. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Floating Rate, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Floating Rate and its investment strategy and noted that TAM believes that Floating Rate would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Floating Rate in a professional manner that is consistent with the best interests of Floating Rate and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Floating Rate.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA GLOBAL BOND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on October 16 & 17, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Global Bond (“Global Bond”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Global Bond and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle”) for Global Bond to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and Logan Circle such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Logan Circle. The Board considered the proposed investment approach for Global Bond; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Logan Circle; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Logan Circle. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Global Bond. The Board noted that these services include not only the services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by Global Bond’s administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser.

Based on these considerations, the Board Members determined that TAM and Logan Circle can provide investment and related services that are appropriate in scope and extent in light of Global Bond’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Global Bond. Global Bond is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of Logan Circle’s International Bond investment strategy, which has substantially similar investment objectives and strategies as Global Bond. The historical performance contained one-, three- and five-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the strategy compared favorably to that of the benchmark and peer group medians for the periods shown, while exhibiting lower risk and better risk-adjusted returns. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Logan Circle, the Board Members concluded that TAM and Logan Circle are capable of generating a level of investment performance that is appropriate in light of Global Bond’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Global Bond, including information comparing the management fee and total expense ratio of Global Bond to the management fees and total expense ratios of other investment companies in the Lipper and Morningstar peer universes. The Board also considered the fee to be charged by Logan Circle for sub-advisory services as well as the portion of Global Bond’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory and total expenses incurred by shareholders are above the Lipper and Morningstar peer group medians on an asset-weighted basis. The Board also noted that the total expense ratio for Class C is below both medians and Class I2 is in-line with the Class I Morningstar peer group median and below the Class I Lipper median. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Global Bond, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Logan Circle under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Global Bond was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Global Bond by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Logan Circle. As a result, the Board considered profitability information for TAM and its affiliates with respect to Global Bond. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Global Bond was not anticipated to be excessive.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA GLOBAL BOND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Global Bond grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Logan Circle’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Global Bond. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Global Bond. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Global Bond has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Logan Circle.

Benefits to TAM, its affiliates, or Logan Circle from their relationship with Global Bond. The Board considered any other benefits derived by TAM, its affiliates, and Logan Circle from their relationships with Global Bond. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Global Bond, and that Logan Circle may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Global Bond and its investment strategy and noted that TAM believes that Global Bond would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Global Bond in a professional manner that is consistent with the best interests of Global Bond and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Logan Circle. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Global Bond.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA INFLATION OPPORTUNITIES

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on October 16 & 17, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Inflation Opportunities (“Inflation Opportunities”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Inflation Opportunities and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with PineBridge Investments, LLC (“PineBridge”) for Inflation Opportunities to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and PineBridge such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and PineBridge. The Board considered the proposed investment approach for Opportunistic Allocation; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and PineBridge; TAM’s management oversight process; and the professional qualifications of the portfolio management team of PineBridge. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Opportunistic Allocation. The Board noted that these services include not only the services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser.

Based on these considerations, the Board Members determined that TAM and PineBridge can provide investment and related services that are appropriate in scope and extent in light of Opportunistic Allocation’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Opportunistic Allocation. Opportunistic Allocation is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of one discretionary account managed by PineBridge with substantially similar investment objectives and strategies as Opportunistic Allocation. The historical performance contained one-, three-, five-, and seven-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts generally compared favorably to that of the benchmark and peer group medians for the periods shown, while exhibiting lower risk and better risk-adjusted returns. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and PineBridge, the Board Members concluded that TAM and PineBridge are capable of generating a level of investment performance that is appropriate in light of Opportunistic Allocation’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Opportunistic Allocation, including information comparing the management fee and total expense ratio of Opportunistic Allocation to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fee to be charged by PineBridge for sub-advisory services as well as the portion of Opportunistic Allocation’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory and total expenses incurred by shareholders are above the Lipper and Morningstar peer group medians on an asset-weighted basis. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Opportunistic Allocation, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and PineBridge under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Opportunistic Allocation was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Opportunistic Allocation by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and PineBridge. As a result, the Board considered profitability information for TAM and its affiliates with respect to Opportunistic Allocation. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Opportunistic Allocation was not anticipated to be excessive.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA INFLATION OPPORTUNITIES

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Opportunistic Allocation grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and PineBridge’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Opportunistic Allocation. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Opportunistic Allocation. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Opportunistic Allocation has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to PineBridge.

Benefits to TAM, its affiliates, or PineBridge from their relationship with Opportunistic Allocation. The Board considered any other benefits derived by TAM, its affiliates, and PineBridge from their relationships with Opportunistic Allocation. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Opportunistic Allocation, and that PineBridge may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Opportunistic Allocation and its investment strategy and noted that TAM believes that Opportunistic Allocation would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Opportunistic Allocation in a professional manner that is consistent with the best interests of Opportunistic Allocation and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of PineBridge. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Opportunistic Allocation.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA MID CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on July 17 & 18, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Mid Cap Growth (“Mid Cap Growth”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Mid Cap Growth and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Quantum Capital Management (“Quantum Capital”) for Mid Cap Growth to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and Quantum Capital such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Quantum Capital. The Board considered the proposed investment approach for Mid Cap Growth; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Quantum Capital; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Quantum Capital. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Mid Cap Growth. The Board noted that these services include not only the services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board Members determined that TAM and Quantum Capital can provide investment and related services that are appropriate in scope and extent in light of Mid Cap Growth’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Mid Cap Growth. Mid Cap Growth is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by Quantum Capital with substantially similar investment objectives and strategies as Mid Cap Growth. The historical performance contained one-, three- and five-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts generally compared favorably to that of the benchmark and peer group medians for the periods shown, while exhibiting lower risk and better risk-adjusted returns. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Quantum Capital, the Board Members concluded that TAM and Quantum Capital are capable of generating a level of investment performance that is appropriate in light of Mid Cap Growth’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Mid Cap Growth, including information comparing the management fee and total expense ratio of Mid Cap Growth to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fee to be charged by Quantum Capital for sub-advisory services as well as the portion of Mid Cap Growth’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory and total expenses incurred by shareholders are below the Lipper and Morningstar peer group medians on an asset-weighted basis. The Board also noted that Quantum Capital agreed to aggregate assets of Mid Cap Growth with those of Transamerica Partners Mid Growth Portfolio for purposes of calculating the sub-advisory fee. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Mid Cap Growth, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Quantum Capital under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Mid Cap Growth was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Mid Cap Growth by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Quantum Capital. As a result, the Board considered profitability information for TAM and its affiliates with

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA MID CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

respect to the Mid Cap Growth. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Mid Cap Growth was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Quantum Capital’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Mid Cap Growth. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Mid Cap Growth. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Mid Cap Growth has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Quantum Capital.

Benefits to TAM, its affiliates, or Quantum Capital from their relationship with Mid Cap Growth. The Board considered any other benefits derived by TAM, its affiliates, and Quantum Capital from their relationships with Mid Cap Growth. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Mid Cap Growth, and that Quantum Capital may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Mid Cap Growth and its investment strategy and noted that TAM believes that Mid Cap Growth would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Mid Cap Growth in a professional manner that is consistent with the best interests of Mid Cap Growth and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Quantum Capital. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Mid Cap Growth.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA OPPORTUNISTIC ALLOCATION

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on July 17 & 18, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Opportunistic Allocation (“Opportunistic Allocation”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Opportunistic Allocation and Transamerica Asset Management, Inc. (“TAM”) to determine whether such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory agreement. In reaching their decision the Board Members requested and obtained from TAM such information as they deemed reasonably necessary to evaluate the proposed agreement. In considering the proposed approval of the investment advisory agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board Members considered the nature, extent and quality of the services expected to be provided by TAM. The Board considered the proposed investment approach for Opportunistic Allocation; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team. The Board considered the services provided by TAM for the advisory fee it will receive. The Board noted that these services include services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, as well as direct portfolio management.

Based on these considerations, the Board Members determined that TAM can provide investment and related services that are appropriate in scope and extent in light of Opportunistic Allocation’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Opportunistic Allocation. Opportunistic Allocation is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered back-tested performance of the proposed fund (the “Strategy”) against the median of the fund’s peer group and primary and secondary benchmarks. The historical performance contained one-, three- and five-year performance periods of the Strategy, as compared to its peers and benchmarks. The Board Members noted that the back-tested returns of the Strategy generally compared favorably to those of the benchmarks and peer group medians for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board Members concluded that TAM is capable of generating a level of investment performance that is appropriate in light of Opportunistic Allocation’s proposed investment objectives, policies, and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Opportunistic Allocation, including information comparing the management fee and total expense ratio of Opportunistic Allocation to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board Members noted that the proposed management fee for Opportunistic Allocation was expected to be below the Lipper and Morningstar medians on an asset-weighted basis. The Board further considered the fund’s expected gross and net expense ratios and considered that due to the anticipated low asset base and high expenses, the funds expense ratios were higher than the Lipper and Morningstar medians, after proposed expense waivers. The Board also noted that TAM proposed to enter into an expense limitation arrangement with Opportunistic Allocation, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and advisory fees to be received by TAM under the investment advisory agreement are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Opportunistic Allocation was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Opportunistic Allocation by TAM and its affiliates. As a result, the Board considered profitability information for TAM and its affiliates with respect to Opportunistic Allocation. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Opportunistic Allocation was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Opportunistic Allocation grows. In evaluating the extent to which the management fees payable under the new investment advisory agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s pricing schedules and the proposed advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA OPPORTUNISTIC ALLOCATION

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

respect to the various asset levels to be achieved by Opportunistic Allocation. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Opportunistic Allocation. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Opportunistic Allocation has achieved economies of scale and the appropriateness of advisory and management fees payable to TAM.

Benefits to TAM, or its affiliates from their relationship with Opportunistic Allocation. The Board considered any other benefits derived by TAM and its affiliates from their relationships with Opportunistic Allocation. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Opportunistic Allocation.

Other considerations. The Board considered the investment objective of Opportunistic Allocation and its investment strategy and noted that TAM believes that Opportunistic Allocation would enhance the Transamerica Funds’ retail product line-up. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Opportunistic Allocation in a professional manner that is consistent with the best interests of Opportunistic Allocation and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Opportunistic Allocation.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA SMALL CAP CORE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on July 17 & 18, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Small Cap Core (“Small Cap Core”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Small Cap Core and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Systematic Financial Management, L.P. (“Systematic”) for Small Cap Core to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and Systematic such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Systematic. The Board considered the proposed investment approach for Small Cap Core; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Systematic; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Systematic. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Small Cap Core. The Board noted that these services include not only the services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board Members determined that TAM and Systematic can provide investment and related services that are appropriate in scope and extent in light of Small Cap Core’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Small Cap Core. Small Cap Core is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by Systematic with substantially similar investment objectives and strategies as Small Cap Core. The historical performance contained one-, three- and five-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts generally compared favorably to that of the benchmark and peer group medians for the periods shown and has outperformed both the benchmark and peer group over the three- and five- performance periods. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Systematic, the Board Members concluded that TAM and Systematic are capable of generating a level of investment performance that is appropriate in light of Small Cap Core’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Small Cap Core, including information comparing the management fee and total expense ratio of Small Cap Core to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fee to be charged by Systematic for sub-advisory services as well as the portion of Small Cap Core’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory and total expenses incurred by shareholders meet or are below the Lipper and Morningstar peer group medians on an asset-weighted basis. The Board also noted that Systematic agreed to aggregate assets of Small Cap Core with those of Transamerica Partners Small Cap Core Portfolio for purposes of calculating the sub-advisory fee. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Small Cap Core, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Systematic under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Small Cap Core was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Small Cap Core by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Systematic. As a result, the Board considered profitability information for TAM and its affiliates with respect to Small Cap Core. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Small Cap Core was not anticipated to be excessive.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA SMALL CAP CORE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Small Cap Core grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Systematic’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Small Cap Core. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Small Cap Core. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Small Cap Core has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Systematic.

Benefits to TAM, its affiliates, or Systematic from their relationship with Small Cap Core. The Board considered any other benefits derived by TAM, its affiliates, and Systematic from their relationships with Small Cap Core. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Small Cap Core, and that Systematic may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Small Cap Core and its investment strategy and noted that TAM believes that Small Cap Core would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Small Cap Core in a professional manner that is consistent with the best interests of Small Cap core and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Systematic. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Small Cap Core.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA STRATEGIC HIGH INCOME

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on October 16 & 17, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Strategic High Income (“Strategic High Income”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Strategic High Income and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Thompson, Siegel & Walmsley LLC (“TS&W”) for Strategic High Income to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and TS&W such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and TS&W. The Board considered the proposed investment approach for Strategic High Income; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and TS&W; TAM’s management oversight process; and the professional qualifications of the portfolio management team of TS&W. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Strategic High Income. The Board noted that these services include not only the services TAM provides to all Transamerica mutual funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser.

Based on these considerations, the Board Members determined that TAM and TS&W can provide investment and related services that are appropriate in scope and extent in light of Strategic High Income’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Strategic High Income. Strategic High Income is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of the Strategy, which has substantially similar investment objectives and strategies as Strategic High Income. The historical performance contained one-, three-, five-, and seven-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts generally compared favorably to that of the benchmark and peer group medians for the periods shown, while exhibiting lower risk and better risk-adjusted returns. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and TS&W, the Board Members concluded that TAM and TS&W are capable of generating a level of investment performance that is appropriate in light of Strategic High Income’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Strategic High Income, including information comparing the management fee and total expense ratio of Strategic High Income to the management fees and total expense ratios of other investment companies in the Lipper and Morningstar peer universes. The Board also considered the fee to be charged by TS&W for sub-advisory services as well as the portion of Strategic High Income’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory and total expenses incurred by shareholders are above the Lipper peer group median and at or below the Morningstar peer group median for certain classes on an asset-weighted basis. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Strategic High Income, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and TS&W under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Strategic High Income was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Strategic High Income by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and TS&W. As a result, the Board considered profitability information for TAM and its affiliates with respect to Strategic High Income. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Strategic High Income was not anticipated to be excessive.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA STRATEGIC HIGH INCOME

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Strategic High Income grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and TS&W’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Strategic High Income. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Strategic High Income. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Strategic High Income has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to TS&W.

Benefits to TAM, its affiliates, or TS&W from their relationship with Strategic High Income. The Board considered any other benefits derived by TAM, its affiliates, and TS&W from their relationships with Strategic High Income. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Strategic High Income, and that TS&W may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Strategic High Income and its investment strategy and noted that TAM believes that Strategic High Income would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Strategic High Income in a professional manner that is consistent with the best interests of Strategic High Income and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of TS&W. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Strategic High Income.

Transamerica Funds	Semi-Annual Report 2014

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Fund money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2014

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2014

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

I2 Funds

Semi-Annual Report

April 30, 2014

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Shareholder,

We would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders and we believe it to be an important part of the investment process. This report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

In order to provide a context for reading this report, we believe it is important to understand market conditions over the previous six months. In November 2013, a sense of relief washed over investors as both the U.S. government shutdown and the threat of a U.S. government default ended. As a result, U.S. and many international equities surged ahead throughout November and December. While bonds held their ground in November, December was not so kind as the Federal Reserve (the “Fed”) announced that its first reduction in bond purchases would occur in January. When the Fed was tapering bond purchases in January, China’s Central Bank tightened monetary conditions. The two combined to pressure equities around the globe. Ironically, this boosted U.S. Treasuries throughout January as investors sought a safe haven. In February, U.S. Equities bounced back and managed to recapture much of the previous month’s losses. In March and April, large caps managed to hold onto gains while the sell-off resumed for small caps, technology and bio-technology, due in part to lofty valuations.

For the six months ending April 30, 2014, the Standard & Poor’s 500® Index gained 8.36% while the MSCI Europe, Australasia, Far East Index, representing international developed market equities, gained 4.67%. During the same period, the Barclays U.S. Aggregate Bond Index added 1.74%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Transamerica Asset Management, Inc.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2013, and held for the entire period until April 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Arbitrage Strategy	$1,000.00	$1,007.60	$10.06(B	)	$1,014.78	$10.09	2.02	%(C) (D)
Transamerica Bond	1,000.00	1,050.20	3.56(B	)	1,021.32	3.51	0.70
Transamerica Core Bond	1,000.00	1,018.60	2.55(B	)	1,022.27	2.56	0.51
Transamerica Developing Markets Equity	1,000.00	980.90	6.48(B	)	1,018.25	6.61	1.32
Transamerica Global Real Estate Securities	1,000.00	1,033.90	5.90(B	)	1,018.99	5.86	1.17
Transamerica Growth	1,000.00	1,043.50	4.26(B	)	1,020.63	4.21	0.84
Transamerica Intermediate Bond	1,000.00	1,005.50	0.79(E	)	1,022.46	2.36	0.47
Transamerica International	1,000.00	1,034.00	5.40(B	)	1,019.49	5.36	1.07
Transamerica International Equity Opportunities	1,000.00	1,032.30	5.04(B	)	1,019.84	5.01	1.00
Transamerica International Small Cap	1,000.00	1,081.80	5.94(B	)	1,019.09	5.76	1.15	(D)
Transamerica Long/Short Strategy	1,000.00	1,043.20	16.16(B	)	1,008.98	15.89	3.19	(F)
Transamerica Mid Cap Value	1,000.00	1,079.60	4.59(B	)	1,020.38	4.46	0.89
Transamerica Real Return TIPS	1,000.00	1,008.30	4.18(B	)	1,020.63	4.21	0.84	(G)
Transamerica Select Equity	1,000.00	1,070.80	3.95(B	)	1,020.98	3.86	0.77
Transamerica Total Return	1,000.00	1,009.90	3.64(B	)	1,021.18	3.66	0.73
Transamerica Value	1,000.00	1,040.30	4.40(B	)	1,020.48	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Includes dividends and interest on securities sold short (representing 0.77% of average net assets).

(D)	Expense ratios do not include expenses of the investment companies in which the funds invest.

(E)	Fund commenced operations on March 1, 2014. Actual expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the funds were in operation for the entire six-month period ended April 30, 2014. Thus, the hypothetical expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(F)	Includes dividends and interest on securities sold short (representing 1.87% of average net assets).

(G)	Includes interest fee on sale-buyback transactions (representing 0.01% of average net assets).

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition

At April 30, 2014

(the following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Arbitrage Strategy	% of Net Assets
Common Stocks	76.3%
Corporate Debt Securities	14.4
Repurchase Agreement	8.4
Master Limited Partnership	2.5
Purchased Options	0.1
Right	0.0 *
Other Assets and Liabilities - Net+	(1.7)
Total	100.0%

Transamerica Bond	% of Net Assets
Corporate Debt Securities	55.2%
Securities Lending Collateral	13.6
Mortgage-Backed Securities	9.4
Foreign Government Obligations	9.2
Asset-Backed Securities	8.8
Convertible Bonds	7.1
Repurchase Agreement	5.0
U.S. Government Obligations	2.2
Preferred Stocks	1.2
Convertible Preferred Stocks	0.6
Preferred Corporate Debt Securities	0.1
Common Stocks	0.1
Other Assets and Liabilities - Net+	(12.5)
Total	100.0%

Transamerica Core Bond	% of Net Assets
U.S. Government Agency Obligations	40.7%
Corporate Debt Securities	20.3
U.S. Government Obligations	16.1
Mortgage-Backed Securities	11.1
Asset-Backed Securities	5.3
Securities Lending Collateral	3.8
Foreign Government Obligations	3.3
Repurchase Agreement	2.5
Municipal Government Obligations	0.5
Convertible Bond	0.0 *
Other Assets and Liabilities - Net	(3.6)
Total	100.0%

Transamerica Developing Markets Equity	% of Net Assets
Common Stocks	93.5%
Securities Lending Collateral	8.8
Repurchase Agreement	4.2
Preferred Stocks	2.4
Warrant	0.1
Other Assets and Liabilities - Net	(9.0)
Total	100.0%

Transamerica Global Real Estate Securities	% of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	5.9
Repurchase Agreement	0.8
Warrant	0.0 *
Other Assets and Liabilities - Net	(5.8)
Total	100.0%

Transamerica Growth	% of Net Assets
Common Stocks	99.7%
Securities Lending Collateral	8.3
Repurchase Agreement	0.4
Other Assets and Liabilities - Net	(8.4)
Total	100.0%

Transamerica Intermediate Bond	% of Net Assets
Corporate Debt Securities	35.7%
U.S. Government Obligations	29.5
U.S. Government Agency Obligations	14.0
Mortgage-Backed Securities	13.1
Short-Term U.S. Government Obligations	7.3
Asset-Backed Securities	4.4
Repurchase Agreement	4.2
Securities Lending Collateral	3.3
Preferred Corporate Debt Security	0.8
Preferred Stock	0.6
Other Assets and Liabilities - Net	(12.9)
Total	100.0%

Transamerica International	% of Net Assets
Common Stocks	95.0%
Securities Lending Collateral	11.7
Convertible Preferred Stocks	2.2
Preferred Stock	1.2
Repurchase Agreement	0.9
Other Assets and Liabilities - Net	(11.0)
Total	100.0%

Transamerica International Equity Opportunities	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	7.8
Repurchase Agreement	1.4
Other Assets and Liabilities - Net	(7.3)
Total	100.0%

Transamerica International Small Cap	% of Net Assets
Common Stocks	97.4%
Securities Lending Collateral	6.7
Preferred Stock	0.7
Investment Company	0.5
Other Assets and Liabilities - Net	(5.3)
Total	100.0%

Transamerica Long/Short Strategy	% of Net Assets
Common Stocks	102.6%
Repurchase Agreement	0.0 *
Other Assets and Liabilities - Net+	(2.6)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2014

Schedules of Investments Composition (continued)

At April 30, 2014

(the following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Mid Cap Value	% of Net Assets
Common Stocks	98.6%
Securities Lending Collateral	10.1
Repurchase Agreement	0.6
Master Limited Partnership	0.5
Other Assets and Liabilities - Net	(9.8)
Total	100.0%

Transamerica Real Return TIPS	% of Net Assets
U.S. Government Obligations	100.6%
Foreign Government Obligations	11.9
Corporate Debt Securities	5.2
Mortgage-Backed Securities	3.3
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.8
Short-Term Foreign Government Obligations	0.8
Securities Lending Collateral	0.7
Repurchase Agreement	0.2
Short-Term U.S. Government Agency Obligations	0.2
Municipal Government Obligation	0.2
Certificates of Deposit	0.1
Purchased Swaption	0.0 *
Short-Term U.S. Government Obligation	0.0 *
Other Assets and Liabilities - Net+	(25.2)
Total	100.0%

Transamerica Select Equity	% of Net Assets
Common Stocks	97.8%
Repurchase Agreement	1.1
Other Assets and Liabilities - Net	1.1
Total	100.0%

Transamerica Total Return	% of Net Assets
U.S. Government Obligations	25.9%
Corporate Debt Securities	22.1
Repurchase Agreements	16.0
Foreign Government Obligations	9.7
U.S. Government Agency Obligations	5.6
Commercial Paper	5.2
Mortgage-Backed Securities	5.1
Short-Term Foreign Government Obligations	4.5
Asset-Backed Securities	4.4
Municipal Government Obligations	3.2
Certificates of Deposit	1.5
Securities Lending Collateral	1.3
Convertible Preferred Stock	0.2
Preferred Corporate Debt Security	0.1
Short-Term U.S. Government Obligations	0.1
Short-Term U.S. Government Agency Obligation	0.0 *
Other Assets and Liabilities - Net+	(4.9)
Total	100.0%

Transamerica Value	% of Net Assets
Common Stocks	89.2%
Repurchase Agreement	10.6
Securities Lending Collateral	0.7
Master Limited Partnership	0.1
Warrant	0.0 *
Other Assets and Liabilities - Net	(0.6)
Total	100.0%

*	Percentage rounds to less than 0.1%

+	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 14.4%
Construction Materials - 2.4%
Texas Industries, Inc. 9.25%, 08/15/2020 (A)	$ 3,484,000	$ 3,989,180
Diversified Financial Services - 0.9%
National Money Mart Co. 10.38%, 12/15/2016	1,475,000	1,552,437
Energy Equipment & Services - 2.4%
First Wind Capital LLC 10.25%, 06/01/2018 - 144A	2,221,000	2,376,470
Oil States International, Inc. 5.13%, 01/15/2023	1,420,000	1,590,400
Food & Staples Retailing - 2.0%
Safeway, Inc. 6.35%, 08/15/2017	129,000	147,448
US Foods, Inc. 8.50%, 06/30/2019	3,005,000	3,237,888
Media - 3.9%
Allbritton Communications Co. 8.00%, 05/15/2018 (A)	3,438,000	3,588,412
LIN Television Corp. 8.38%, 04/15/2018	1,001,000	1,056,055
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	1,764,000	1,905,120
Oil, Gas & Consumable Fuels - 1.7%
Aurora USA Oil & Gas, Inc. 9.88%, 02/15/2017 - 144A	2,498,000	2,772,780
Real Estate Investment Trusts - 1.1%
NorthStar Realty Finance Corp. 3.00%, 09/30/2014	1,749,000	1,746,795

Total Corporate Debt Securities (cost $24,153,339)		23,962,985

	Shares	Value
COMMON STOCKS - 76.3%
Aerospace & Defense - 0.5%
DigitalGlobe, Inc. (B)	26,253	781,814
Airlines - 0.6%
American Airlines Group, Inc. (B)	29,146	1,022,150
Automobiles - 0.4%
General Motors Co.	19,267	664,326
Beverages - 7.9%
Beam, Inc. (A)	157,702	13,163,386
Biotechnology - 0.0% (C)
Trius Therapeutics, Inc. (D) (E)	71,641	10,983
Building Products - 0.1%
Armstrong World Industries, Inc. (B)	2,855	150,059
Capital Markets - 0.0% (C)
SWS Group, Inc. (B)	7,671	56,842
Chemicals - 2.6%
AZ Electronic Materials SA	630,902	4,288,553
Commercial Banks - 0.2%
OmniAmerican Bancorp, Inc.	6,064	150,751
Wing Hang Bank, Ltd.	9,144	147,192
Commercial Services & Supplies - 0.4%
Schawk, Inc. - Class A	36,822	736,440
Communications Equipment - 0.5%
Juniper Networks, Inc. (B)	33,035	815,634
Construction & Engineering - 3.0%
Foster Wheeler AG (B)	147,136	5,043,822

	Shares	Value
Consumer Finance - 0.4%
DFC Global Corp. (B)	65,237	$ 608,009
Diversified Financial Services - 0.3%
Pohjola Bank PLC - Class A	22,694	499,344
Diversified Telecommunication Services - 2.6%
Cbeyond, Inc. (B)	90,791	897,923
HC2 Holdings, Inc.	7,941	31,208
Telekom Austria AG	82,595	819,305
Verizon Communications, Inc.	39,852	1,862,284
Ziggo NV	15,318	664,744
Electric Utilities - 4.9%
Pepco Holdings, Inc.	84,874	2,271,228
UNS Energy Corp. (A)	99,741	5,990,445
Electronic Equipment & Instruments - 0.2%
Zygo Corp. (B)	16,960	326,310
Energy Equipment & Services - 0.4%
Noble Corp. PLC	10,164	313,153
Oil States International, Inc. (B)	4,001	388,657
Food & Staples Retailing - 5.6%
Loblaw Cos., Ltd.	120,250	5,227,784
Safeway, Inc.	121,080	4,123,985
Gas Utilities - 0.1%
Envestra, Ltd.	204,365	221,181
Health Care Equipment & Supplies - 2.3%
ArthroCare Corp. (B)	80,700	3,916,371
Health Care Providers & Services - 2.9%
Celesio AG	7,887	273,441
Emeritus Corp. (B)	109,625	3,270,114
McKesson Corp.	7,350	1,243,546
Household Durables - 0.4%
Poltrona Frau SpA (B)	182,694	749,736
Insurance - 1.1%
Genworth Financial, Inc. - Class A (A) (B)	105,050	1,875,142
Internet & Catalog Retail - 0.3%
Coastal Contacts, Inc. (B)	37,913	430,307
Internet Software & Services - 0.7%
Vocus, Inc. (B)	60,298	1,084,158
Leisure Equipment & Products - 0.7%
MEGA Brands, Inc. (B)	76,905	1,244,738
Life Sciences Tools & Services - 2.3%
Furiex Pharmaceuticals, Inc. (B)	22,505	2,326,342
Nordion, Inc. (B)	136,922	1,585,557
Machinery - 0.7%
Ingersoll-Rand PLC	16,847	1,007,451
MAN SE	338	43,315
Manitowoc Co., Inc.	3,384	107,543
Media - 5.6%
Charter Communications, Inc. - Class A (B)	4,642	629,130
LIN Media LLC - Class A (B)	16,807	393,788
Media General, Inc. - Class A (B)	19,665	301,268
Sirius XM Holdings, Inc. (A) (B)	708,894	2,261,372
Time Warner Cable, Inc. (A)	40,247	5,693,341
Metals & Mining - 3.3%
AMCOL International Corp.	62,363	2,859,344
Augusta Resource Corp. (B)	75,827	215,848
Osisko Mining Corp. (B)	347,516	2,488,938
Multiline Retail - 0.2%
David Jones, Ltd.	71,678	261,694
Oil, Gas & Consumable Fuels - 3.5%
Aurora Oil & Gas, Ltd. (B)	307,458	1,165,364

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Caracal Energy, Inc. (B)	84,503	$ 774,724
EPL Oil & Gas, Inc. (B)	49,161	1,924,162
Heritage Oil PLC (B)	79,925	425,105
Ithaca Energy, Inc. (B)	21,901	57,547
Talisman Energy, Inc.	75,326	778,118
Tourmaline Oil Corp. (B)	12,353	639,601
Yancoal Australia, Ltd. (B)	288,970	91,274
Pharmaceuticals - 6.5%
Actavis PLC (B)	4,050	827,536
Forest Laboratories, Inc. (A) (B)	89,414	8,218,041
Mylan, Inc. (B)	10,009	508,257
Questcor Pharmaceuticals, Inc.	5,382	442,293
Shire PLC - Class B ADR	3,495	600,266
Valeant Pharmaceuticals International, Inc. (B)	2,129	284,669
Real Estate Management & Development - 0.4%
Deutsche Wohnen AG (B)	32,444	679,668
Semiconductors & Semiconductor Equipment - 6.3%
Entegris, Inc. (B)	4,946	54,851
LSI Corp. (A)	565,429	6,298,879
Tokyo Electron, Ltd. - ADR	236,708	3,375,456
TriQuint Semiconductor, Inc. (B)	61,235	868,313
Software - 0.3%
Symantec Corp.	2,860	58,001
TIBCO Software, Inc. (B)	19,178	376,464
Specialty Retail - 4.5%
JOS A. Bank Clothiers, Inc. (B)	96,289	6,215,455
Outerwall, Inc. (B)	8,132	563,954
Zale Corp. (B)	37,066	792,842
Thrifts & Mortgage Finance - 3.1%
Hudson City Bancorp, Inc. (A)	517,750	5,156,790
Wireless Telecommunication Services - 0.5%
Leap Wireless (E)	119,712	301,674
T-Mobile US, Inc. (B)	17,100	500,859

Total Common Stocks (cost $126,040,315)		127,520,159

RIGHT - 0.0% (C)
Biotechnology - 0.0% (C)
Cubist Pharmaceuticals, Inc. (B)	179,738	51,944

Total Right (cost $399,468)		51,944

MASTER LIMITED PARTNERSHIP - 2.5%
Diversified Financial Services - 2.5%
KKR Financial Holdings LLC (A)	361,346	4,169,933

Total Master Limited Partnership (cost $4,474,673)		4,169,933

	Contracts	Value
PURCHASED OPTIONS - 0.1%
Call Options - 0.0% (C)
Energy XXI Bermuda, Ltd. Strike Price $26.00 Expires 05/17/2014	6	90
Sirius XM Holdings, Inc. Strike Price $3.50 Expires 05/17/2014	498	996

	Contracts	Value
Put Options - 0.1%
Actavis PLC Strike Price $185.00 Expires 05/17/2014	27	$ 1,350
Charter Communications, Inc. Strike Price $105.00 Expires 06/21/2014	83	1,992
General Motors Co. Strike Price $30.00 Expires 06/21/2014	278	6,116
Ingersoll-Rand PLC Strike Price $50.00 Expires 06/21/2014	132	2,310
Juniper Networks, Inc. Strike Price $23.00 Expires 05/17/2014	202	2,626
Noble Corp. PLC (D) Strike Price $25.00 Expires 06/21/2014	66	462
Oil States International, Inc. Strike Price $80.00 Expires 06/21/2014	70	2,450
Outerwall, Inc. Strike Price $50.00 Expires 05/17/2014	119	1,190
Questcor Pharmaceuticals, Inc. Strike Price $70.00 Expires 07/19/2014	22	9,900
Questcor Pharmaceuticals, Inc. Strike Price $72.50 Expires 07/19/2014	26	13,000
Questcor Pharmaceuticals, Inc. Strike Price $75.00 Expires 07/19/2014	21	11,865
Sirius XM Holdings, Inc. Strike Price $3.00 Expires 01/17/2015	1,147	35,557
SPDR S&P 500 ETF Trust Strike Price $180.00 Expires 05/17/2014	144	3,744
SPDR S&P 500 ETF Trust Strike Price $182.00 Expires 05/17/2014	112	4,368
SPDR S&P 500 ETF Trust Strike Price $183.00 Expires 05/17/2014	149	7,450
SPDR S&P 500 ETF Trust Strike Price $184.00 Expires 05/17/2014	143	9,009
SPDR S&P 500 ETF Trust Strike Price $184.00 Expires 06/21/2014	53	11,660
SPDR S&P 500 ETF Trust Strike Price $185.00 Expires 05/17/2014	200	16,200
SPDR S&P 500 ETF Trust Strike Price $186.00 Expires 05/17/2014	44	4,444

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
Symantec Corp. Strike Price $16.00 Expires 05/17/2014	197	$ 493
T-Mobile US, Inc. Strike Price $26.00 Expires 05/17/2014	3	102
T-Mobile US, Inc. Strike Price $27.00 Expires 05/17/2014	3	174
T-Mobile US, Inc. Strike Price $30.00 Expires 05/17/2014	73	14,381
TIBCO Software, Inc. Strike Price $18.00 Expires 05/17/2014	179	2,237

Total Purchased Options (cost $325,178)		164,166

	Principal	Value
REPURCHASE AGREEMENT - 8.4%
State Street Bank & Trust Co. 0.01% (F), dated 04/30/2014, to be repurchased at $14,076,401 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $14,357,949.	$ 14,076,397	14,076,397

Total Repurchase Agreement (cost $14,076,397)		14,076,397

Total Investment Securities (cost $169,469,370) (G)		169,945,584
Other Assets and Liabilities - Net - (1.7)%		(2,817,483)

Net Assets - 100.0%		$ 167,128,101

	Shares	Value
SECURITIES SOLD SHORT - (26.1)%
COMMON STOCKS - (20.9)%
Aerospace & Defense - (0.1)%
United Technologies Corp.	(1,907)	$ (225,655)
Airlines - (0.5)%
Delta Air Lines, Inc.	(11,325)	(417,100)
United Continental Holdings, Inc. (B)	(8,469)	(346,128)
Automobiles - (0.2)%
Ford Motor Co.	(15,843)	(255,864)
Building Products - (0.1)%
Lennox International, Inc.	(3,025)	(253,586)
Commercial Banks - (3.2)%
M&T Bank Corp.	(43,529)	(5,310,973)
Southside Bancshares, Inc.	(2,699)	(74,439)
Diversified Consumer Services - (0.2)%
Matthews International Corp. - Class A	(7,570)	(305,450)
Diversified Telecommunication Services - (0.9)%
AT&T, Inc.	(42,403)	(1,513,787)
Energy Equipment & Services - (1.8)%
AMEC PLC	(132,356)	(2,759,852)
Atwood Oceanics, Inc. (B)	(1,055)	(52,286)
Diamond Offshore Drilling, Inc.	(926)	(50,569)
Ensco PLC - ADR	(1,064)	(53,679)
Hercules Offshore, Inc. (B)	(12,906)	(57,690)

	Shares	Value
Energy Equipment & Services (continued)
Rowan Cos. PLC - Class A (B)	(1,556)	$ (48,111)
SeaDrill, Ltd.	(1,251)	(44,060)
Gas Utilities - (0.1)%
APA Group	(39,217)	(242,641)
Health Care Providers & Services - (2.4)%
AmerisourceBergen Corp. - Class A	(9,675)	(630,617)
Brookdale Senior Living, Inc. - Class A (B)	(104,124)	(3,315,308)
Insurance - (0.0)% (C)
Genworth Financial, Inc. - Class A (B)	(1,500)	(26,775)
Hilltop Holdings, Inc. (B)	(1,915)	(42,781)
Media - (2.9)%
Comcast Corp. - Class A	(79,172)	(4,097,943)
Gannett Co., Inc.	(643)	(17,470)
Liberty Global PLC - Series C (B)	(8,622)	(331,343)
Liberty Global PLC - Class A (B)	(3,496)	(139,211)
Media General, Inc. - Class A (B)	(9,698)	(148,573)
Nexstar Broadcasting Group, Inc. - Class A	(487)	(19,407)
Sinclair Broadcast Group, Inc. - Class A	(557)	(14,889)
Metals & Mining - (0.8)%
Agnico Eagle Mines, Ltd.	(21,740)	(642,055)
HudBay Minerals, Inc.	(4,120)	(35,146)
Yamana Gold, Inc.	(82,451)	(617,602)
Oil, Gas & Consumable Fuels - (1.0)%
Aurora Oil & Gas, Ltd. (B)	(102,574)	(389,314)
Energy XXI Bermuda, Ltd.	(28,710)	(687,030)
Tourmaline Oil Corp. (B)	(12,302)	(636,959)
Pharmaceuticals - (3.5)%
Actavis PLC (B)	(28,553)	(5,834,234)
Real Estate Management & Development - (0.4)%
Deutsche Wohnen AG	(32,444)	(695,197)
Semiconductors & Semiconductor Equipment - (2.6)%
Applied Materials, Inc. - Class A	(192,325)	(3,665,715)
RF Micro Devices, Inc. (B)	(90,007)	(759,659)
Trading Companies & Distributors - (0.2)%
Watsco, Inc.	(2,522)	(259,539)

Total Common Stocks (proceeds $(33,838,548))		(35,018,637)

INVESTMENT COMPANIES - (2.7)%
Capital Markets - (2.7)%
Health Care Select Sector SPDR Fund	(11,052)	(642,342)
Industrial Select Sector SPDR Fund	(4,605)	(244,203)
iShares Nasdaq Biotechnology ETF	(991)	(228,178)
iShares Russell 2000 Growth ETF	(4,140)	(534,433)
Market Vectors Oil Service ETF	(7,243)	(377,505)
Market Vectors Semiconductor ETF	(1,232)	(55,033)
SPDR Barclays High Yield Bond ETF	(3,700)	(152,995)
SPDR S&P 500 ETF Trust	(9,071)	(1,709,249)
SPDR S&P Insurance ETF	(6,446)	(399,910)
SPDR S&P Metals & Mining ETF	(2,361)	(99,020)

Total Investment Companies (proceeds $(4,327,034))		(4,442,868)

MASTER LIMITED PARTNERSHIP - (2.5)%
Capital Markets - (2.5)%
KKR & Co., LP	(184,285)	(4,185,112)

Total Master Limited Partnership (proceeds $(4,529,233))		(4,185,112)

Total Securities Sold Short (proceeds $(42,694,815))		$ (43,646,617)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
Accelrys, Inc. Strike Price $12.50 Expires 07/19/2014	928	$ (4,640)
Actavis PLC Strike Price $195.00 Expires 05/17/2014	4	(4,160)
Actavis PLC Strike Price $200.00 Expires 05/17/2014	3	(2,130)
Actavis PLC Strike Price $205.00 Expires 05/17/2014	3	(1,320)
Agnico Eagle Mines, Ltd. Strike Price $27.50 Expires 05/17/2014	9	(2,205)
ATMI, Inc. (D) Strike Price $35.00 Expires 06/21/2014	19	(95)
DFC Global Corp. Strike Price $10.00 Expires 05/17/2014	391	(2,933)
Furiex Pharmaceuticals, Inc. Strike Price $105.00 Expires 05/17/2014	1	(50)
Furiex Pharmaceuticals, Inc. Strike Price $105.00 Expires 06/21/2014	6	(750)
Genworth Financial, Inc. Strike Price $17.00 Expires 05/02/2014	52	(4,160)
Genworth Financial, Inc. Strike Price $17.00 Expires 05/09/2014	52	(4,784)
Genworth Financial, Inc. Strike Price $17.00 Expires 05/17/2014	52	(5,148)
Genworth Financial, Inc. Strike Price $17.50 Expires 05/02/2014	59	(2,360)
Genworth Financial, Inc. Strike Price $17.50 Expires 05/09/2014	73	(3,796)
Genworth Financial, Inc. Strike Price $18.00 Expires 05/09/2014	15	(375)
Genworth Financial, Inc. Strike Price $18.00 Expires 05/17/2014	88	(2,904)
JOS A. Bank Clothiers, Inc. (D) Strike Price $65.00 Expires 07/19/2014	41	(615)
Mallinckrodt PLC Strike Price $65.00 Expires 05/17/2014	16	(11,200)
Mallinckrodt PLC Strike Price $70.00 Expires 05/17/2014	32	(13,760)

	Contracts	Value
Call Options (continued)
Manitowoc Co., Inc. Strike Price $31.00 Expires 05/17/2014	69	$ (9,729)
Manitowoc Co., Inc. Strike Price $32.00 Expires 05/17/2014	67	(7,035)
RF Micro Devices, Inc. Strike Price $8.00 Expires 05/17/2014	124	(6,820)
Sirius XM Holdings, Inc. Strike Price $3.00 Expires 06/21/2014	34	(816)
Sirius XM Holdings, Inc. Strike Price $3.50 Expires 05/02/2014	327	(327)
Sirius XM Holdings, Inc. Strike Price $3.50 Expires 05/09/2014	74	(148)
Sirius XM Holdings, Inc. Strike Price $3.50 Expires 05/17/2014	360	(720)
Sirius XM Holdings, Inc. Strike Price $4.00 Expires 01/17/2015	1,147	(16,058)
Sirius XM Holdings, Inc. Strike Price $4.50 Expires 06/21/2014	3	(3)
Supertex, Inc. (D) Strike Price $35.00 Expires 06/21/2014	2	(30)
Talisman Energy, Inc. Strike Price $11.00 Expires 05/17/2014	118	(1,180)
Yamana Gold, Inc. Strike Price $8.00 Expires 05/17/2014	11	(88)
Zale Corp. Strike Price $20.00 Expires 05/17/2014	50	(7,500)
Put Options - (0.0)% (C)
Genworth Financial, Inc. Strike Price $17.00 Expires 05/17/2014	15	(270)
Manitowoc Co., Inc. Strike Price $27.00 Expires 05/17/2014	112	(1,400)
Manitowoc Co., Inc. Strike Price $28.00 Expires 05/17/2014	24	(480)
Manitowoc Co., Inc. Strike Price $29.00 Expires 05/17/2014	106	(3,445)
Manitowoc Co., Inc. Strike Price $30.00 Expires 05/17/2014	133	(7,980)
Manitowoc Co., Inc. Strike Price $31.00 Expires 05/17/2014	104	(10,192)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
Manitowoc Co., Inc. Strike Price $32.00 Expires 05/17/2014	43	$ (6,880)
Questcor Pharmaceuticals, Inc. Strike Price $75.00 Expires 05/17/2014	21	(2,268)
T-Mobile US, Inc. Strike Price $25.00 Expires 05/17/2014	36	(720)

	Contracts	Value
Put Options (continued)
T-Mobile US, Inc. Strike Price $26.00 Expires 05/17/2014	20	$ (680)
T-Mobile US, Inc. Strike Price $27.00 Expires 05/17/2014	20	(1,160)
Zale Corp. Strike Price $20.00 Expires 05/17/2014	50	(500)

Total Written Options (premiums $(172,578))		$ (153,814)

OVER THE COUNTER SWAP AGREEMENTS: (H)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (I)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Wolfson Microelectronics PLC (D)	GBP-1M-LIBOR-BBA	11/01/2017	UBS	43,227	$(1,029)	$0	$(1,029)

FORWARD FOREIGN CURRENCY CONTRACTS: (H)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	GSC	(7,000)	06/16/2014	$(6,446)	$(37)
AUD	GSC	(110,000)	06/16/2014	(101,452)	(410)
AUD	GSC	(4,000)	06/16/2014	(3,677)	(27)
AUD	GSC	(93,000)	06/16/2014	(87,167)	1,048
AUD	GSC	15,000	06/16/2014	13,555	336
AUD	GSC	80,000	06/16/2014	73,836	246
AUD	GSC	210,000	06/16/2014	194,035	428
AUD	GSC	420,000	06/16/2014	387,518	1,408
AUD	GSC	35,000	06/16/2014	31,255	1,156
AUD	GSC	840,000	06/16/2014	752,895	24,958
AUD	GSC	(2,389,600)	06/16/2014	(2,128,656)	(84,152)
CAD	GSC	(40,000)	06/16/2014	(36,093)	(361)
CAD	GSC	(480,000)	06/16/2014	(434,060)	(3,383)
CAD	GSC	(120,000)	06/16/2014	(109,021)	(340)
CAD	GSC	(220,000)	06/16/2014	(200,290)	(205)
CAD	GSC	(60,000)	06/16/2014	(54,521)	(159)
CAD	GSC	(150,000)	06/16/2014	(136,026)	(675)
CAD	GSC	(156,000)	06/16/2014	(141,583)	(586)
CAD	GSC	(160,000)	06/16/2014	(144,896)	(918)
CAD	GSC	(32,000)	06/16/2014	(28,974)	(189)
CAD	GSC	(50,000)	06/16/2014	(45,292)	(275)
CAD	GSC	(290,000)	06/16/2014	(262,369)	(1,919)
CAD	GSC	(150,000)	06/16/2014	(136,839)	138
CAD	GSC	65,000	06/16/2014	58,709	528
CAD	GSC	30,000	06/16/2014	27,137	204
CAD	GSC	23,000	06/16/2014	20,805	156
CAD	GSC	60,000	06/16/2014	54,676	5
CAD	GSC	25,000	06/16/2014	22,666	117
CAD	GSC	(7,480,200)	06/16/2014	(6,700,203)	(116,799)
EUR	GSC	(356,000)	06/16/2014	(491,222)	(2,616)
EUR	GSC	(105,000)	06/16/2014	(145,789)	135
EUR	GSC	(44,000)	06/16/2014	(61,146)	110
EUR	GSC	(31,000)	06/16/2014	(42,851)	(152)
EUR	GSC	(25,000)	06/16/2014	(34,520)	(159)
EUR	GSC	(50,000)	06/16/2014	(69,102)	(257)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (H)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(125,000)	06/16/2014	$(172,950)	$(448)
EUR	GSC	(45,000)	06/16/2014	(62,339)	(85)
EUR	GSC	(300,000)	06/16/2014	(414,221)	(1,935)
EUR	GSC	(43,000)	06/16/2014	(59,605)	(44)
EUR	GSC	27,000	06/16/2014	37,155	300
EUR	GSC	32,000	06/16/2014	43,836	554
EUR	GSC	54,000	06/16/2014	74,203	705
EUR	GSC	26,000	06/16/2014	35,930	137
EUR	GSC	44,000	06/16/2014	60,688	348
EUR	GSC	114,000	06/16/2014	157,503	637
EUR	GSC	60,000	06/16/2014	82,940	291
EUR	GSC	3,110,000	06/16/2014	4,330,560	(16,414)
EUR	GSC	(4,124,000)	06/16/2014	(5,727,593)	6,841
EUR	GSC	(25,000)	06/16/2014	(34,805)	126
GBP	GSC	(18,000)	06/16/2014	(29,939)	(441)
GBP	GSC	(275,000)	06/16/2014	(455,635)	(8,505)
GBP	GSC	(19,000)	06/16/2014	(31,315)	(753)
GBP	GSC	(12,000)	06/16/2014	(19,926)	(327)
GBP	GSC	(12,000)	06/16/2014	(19,918)	(336)
GBP	GSC	(85,000)	06/16/2014	(142,320)	(1,142)
GBP	GSC	(35,000)	06/16/2014	(58,550)	(522)
GBP	GSC	(10,000)	06/16/2014	(16,717)	(160)
GBP	GSC	(183,000)	06/16/2014	(305,835)	(3,029)
GBP	GSC	(98,000)	06/16/2014	(164,574)	(829)
GBP	GSC	(26,000)	06/16/2014	(43,649)	(233)
GBP	GSC	(20,000)	06/16/2014	(33,581)	(174)
GBP	GSC	(54,000)	06/16/2014	(90,838)	(303)
GBP	GSC	(78,000)	06/16/2014	(131,543)	(104)
GBP	GSC	20,000	06/16/2014	33,135	620
GBP	GSC	27,000	06/16/2014	44,998	573
GBP	GSC	65,000	06/16/2014	108,054	1,652
GBP	GSC	40,000	06/16/2014	66,489	1,022
GBP	GSC	10,000	06/16/2014	16,577	300
GBP	GSC	26,000	06/16/2014	43,079	803
GBP	GSC	10,000	06/16/2014	16,778	100
GBP	GSC	25,000	06/16/2014	42,055	139
GBP	GSC	40,000	06/16/2014	67,169	342
GBP	GSC	31,700	06/16/2014	52,627	875
GBP	GSC	35,000	06/16/2014	57,689	1,384
GBP	GSC	(748,000)	06/16/2014	(1,241,149)	(21,311)
GBP	GSC	(12,000)	06/16/2014	(19,943)	(310)
GBP	GSC	(9,000)	06/16/2014	(14,943)	(247)
HKD	GSC	(1,730,000)	06/16/2014	(223,063)	(103)
HKD	GSC	(650,000)	06/16/2014	(83,820)	(28)
HKD	GSC	14,610,000	06/16/2014	1,885,042	(390)
HKD	GSC	560,000	06/16/2014	72,236	2
HKD	GSC	380,000	06/16/2014	49,017	2
HKD	GSC	62,000	06/16/2014	7,998	0
HKD	GSC	(14,504,000)	06/16/2014	(1,868,100)	(2,879)
SEK	GSC	11,397,000	06/16/2014	1,799,330	(48,016)
SEK	GSC	(129,000)	06/16/2014	(20,226)	404
SEK	GSC	(260,000)	06/16/2014	(40,607)	654
SEK	GSC	(11,008,000)	06/16/2014	(1,722,954)	31,415

					$(241,488)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$23,962,985	$—	$23,962,985
Common Stocks
Aerospace & Defense	781,814	—	—	781,814
Airlines	1,022,150	—	—	1,022,150
Automobiles	664,326	—	—	664,326
Beverages	13,163,386	—	—	13,163,386
Biotechnology	—	—	10,983	10,983
Building Products	150,059	—	—	150,059
Capital Markets	56,842	—	—	56,842
Chemicals	—	4,288,553	—	4,288,553
Commercial Banks	150,751	147,192	—	297,943
Commercial Services & Supplies	736,440	—	—	736,440
Communications Equipment	815,634	—	—	815,634
Construction & Engineering	5,043,822	—	—	5,043,822
Consumer Finance	608,009	—	—	608,009
Diversified Financial Services	—	499,344	—	499,344
Diversified Telecommunication Services	2,791,415	1,484,049	—	4,275,464
Electric Utilities	8,261,673	—	—	8,261,673
Electronic Equipment & Instruments	326,310	—	—	326,310
Energy Equipment & Services	701,810	—	—	701,810
Food & Staples Retailing	9,351,769	—	—	9,351,769
Gas Utilities	—	221,181	—	221,181
Health Care Equipment & Supplies	3,916,371	—	—	3,916,371
Health Care Providers & Services	4,513,660	273,441	—	4,787,101
Household Durables	—	749,736	—	749,736
Insurance	1,875,142	—	—	1,875,142
Internet & Catalog Retail	430,307	—	—	430,307
Internet Software & Services	1,084,158	—	—	1,084,158
Leisure Equipment & Products	1,244,738	—	—	1,244,738
Life Sciences Tools & Services	3,911,899	—	—	3,911,899
Machinery	1,114,994	43,315	—	1,158,309
Media	9,278,899	—	—	9,278,899
Metals & Mining	5,564,130	—	—	5,564,130
Multiline Retail	—	261,694	—	261,694
Oil, Gas & Consumable Fuels	3,399,428	2,456,467	—	5,855,895
Pharmaceuticals	10,881,062	—	—	10,881,062
Real Estate Management & Development	—	679,668	—	679,668
Semiconductors & Semiconductor Equipment	10,597,499	—	—	10,597,499
Software	434,465	—	—	434,465
Specialty Retail	7,572,251	—	—	7,572,251
Thrifts & Mortgage Finance	5,156,790	—	—	5,156,790
Wireless Telecommunication Services	802,533	—	—	802,533
Right	51,944	—	—	51,944
Master Limited Partnership	4,169,933	—	—	4,169,933
Purchased Options	163,704	462	—	164,166
Repurchase Agreement	—	14,076,397	—	14,076,397
Total Investment Securities	$120,790,117	$49,144,484	$10,983	$169,945,584

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$81,199	$—	$81,199
Total Derivative Financial Instruments	$—	$81,199	$—	$81,199

Other Assets (L)
Other Assets	$—	$—	$1,237	$1,237
Total Other Assets	$—	$—	$1,237	$1,237

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Securities Sold Short
Common Stocks	$(31,320,947)	$(3,697,690)	$—	$(35,018,637)
Investment Companies	(4,442,868)	—	—	(4,442,868)
Master Limited Partnerships	(4,185,112)	—	—	(4,185,112)
Total Securities Sold Short	$(39,948,927)	$(3,697,690)	$—	$(43,646,617)

Derivative Financial Instruments
Written Options	$(153,074)	$(740)	$—	$(153,814)
Total Return Swap Agreements	—	(1,029)	—	(1,029)
Forward Foreign Currency Contracts (K)	—	(322,687)	—	(322,687)
Total Derivative Financial Instruments	$(153,074)	$(324,456)	$—	$(477,530)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (M)
Common Stocks	$10,467	$—	$—	$—	$—	$516	$—	$—	$10,983	$516
Other Assets (O)	1,258	—	—	—	—	(21)	—	—	1,237	(21)
Total	$11,725	$—	$—	$—	$—	$495	$—	$—	$12,220	$495

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $39,746,956.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $11,445, or 0.01% of the fund’s net assets, and total aggregate fair value of derivatives is $(1,769), or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $312,657, or 0.19% of the fund’s net assets.
(F)	Rate shown reflects the yield at April 30, 2014.
(G)	Aggregate cost for federal income tax purposes is $169,469,370. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,936,269 and $2,460,055, respectively. Net unrealized appreciation for tax purposes is $476,214.
(H)	Cash in the amount of $2,146 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(I)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Level 3 securities were not considered significant to the fund.
(O)	Other assets include pending receivable.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $7,054,370, or 4.22% of the fund’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
SEK	Swedish Krona

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.2%
United States - 2.2%
U.S. Treasury Note
0.25%, 02/29/2016 (A)	$ 8,350,000	$ 8,336,297
0.63%, 07/15/2014 (B)	2,010,000	2,012,356
0.88%, 01/31/2017	8,065,000	8,088,316

Total U.S. Government Obligations (cost $18,399,972)		18,436,969

FOREIGN GOVERNMENT OBLIGATIONS - 9.2%
Brazil - 1.2%
Brazilian Government International Bond 8.50%, 01/05/2024 (A)	BRL 9,100,000	3,938,334
Series 2007-2N, Class 3A1 10.25%, 01/10/2028 (A)	12,000,000	5,731,584
Canada - 2.7%
Canadian Government Bond
1.25%, 09/01/2018	CAD 1,855,000	1,669,492
2.75%, 09/01/2016	11,430,000	10,823,382
Province of Ontario Canada
2.95%, 02/05/2015	$ 7,070,000	7,214,016
4.20%, 03/08/2018 - 06/02/2020	CAD 3,390,000	3,392,472
Italy - 0.1%
Italy Buoni Poliennali del Tesoro 5.75%, 02/01/2033	EUR 560,000	980,273
Mexico - 2.9%
Mexican Bonos
6.50%, 06/10/2021	MXN 61,000,000	4,863,797
7.75%, 11/13/2042	43,500,000	3,499,199
8.00%, 12/07/2023	186,800,000	16,147,607
Philippines - 0.3%
Philippine Government International Bond
3.90%, 11/26/2022	PHP 70,000,000	1,503,477
4.95%, 01/15/2021	50,000,000	1,169,246
Spain - 0.6%
Spain Government Bond 4.65%, 07/30/2025	EUR 3,035,000	4,783,121
Supranational - 1.4%
European Bank for Reconstruction & Development, Series MTN 6.25%, 02/05/2016	BRL 10,470,000	4,378,172
International Finance Corp., Series MTN 7.80%, 06/03/2019	INR 433,760,000	7,197,331

Total Foreign Government Obligations (cost $76,155,986)		77,291,503

MORTGAGE-BACKED SECURITIES - 9.4%
United States - 9.4%
Alternative Loan Trust Series 2003-20CB, Class 2A1 5.75%, 10/25/2033	$ 928,622	974,997
Series 2003-4CB, Class 1A1 5.75%, 04/25/2033	1,580,463	1,642,265
Series 2003-9T1, Class A7 5.50%, 07/25/2033	914,176	932,208
Series 2004-27CB, Class A1 6.00%, 12/25/2034	2,894,113	2,862,501

	Principal	Value
United States (continued)
Alternative Loan Trust (continued)
Series 2004-J3, Class 1A1 5.50%, 04/25/2034	$ 750,551	$ 783,859
Banc of America Alternative Loan Trust Series 2003-10, Class 1A1 5.50%, 12/25/2033	948,556	976,374
Series 2003-10, Class 3A1 5.50%, 12/25/2033	1,523,619	1,563,772
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.61%, 04/10/2049 (C)	500,000	551,653
Banc of America Funding Corp. Series 2005-7, Class 3A1 5.75%, 11/25/2035	1,202,941	1,234,769
Series 2006-I, Class 1A1 2.38%, 12/20/2036 (C)	141,705	142,525
Banc of America Funding Trust Series 2005-4, Class 1A3 5.50%, 08/25/2035	538,742	554,062
Banc of America Mortgage Trust Series 2004-8, Class 1A19 5.50%, 10/25/2034	935,659	944,045
Series 2004-A, Class 2A2 2.68%, 02/25/2034 (C)	925,399	919,308
Bear Stearns ARM Trust Series 2004-10, Class 11A1 2.68%, 01/25/2035 (C)	62,925	61,826
Series 2004-3, Class 2A 2.60%, 07/25/2034 (C)	176,947	176,458
Series 2004-9, Class 12A3 2.86%, 11/25/2034 (C)	619,394	610,352
Chase Mortgage Finance Trust Series 2007-A1, Class 3A1 2.63%, 02/25/2037 (C)	1,084,514	1,067,509
CHL Mortgage Pass-Through Trust Series 2003-57, Class A11 5.50%, 01/25/2034	918,731	958,820
Series 2004-HYB4, Class 2A1 2.49%, 09/20/2034 (C)	465,295	454,595
Series 2005-11, Class 4A1 0.42%, 04/25/2035 (C)	719,910	585,101
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 2.60%, 05/25/2035 (C)	495,908	477,702
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, Class AM 5.25%, 08/15/2048	950,000	980,461
Commercial Mortgage Trust Series 2007-GG11, Class A4 5.74%, 12/10/2049	3,100,000	3,455,939
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A4 5.87%, 06/15/2039 (C)	1,909,372	2,077,830
Series 2007-C4, Class A4 6.05%, 09/15/2039 (C)	1,200,000	1,312,330
Series 2007-C5, Class A4 5.70%, 09/15/2040 (C)	4,785,000	5,278,702
Series 2008-C1, Class A3 6.18%, 02/15/2041 (C)	1,540,000	1,732,235

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-1, Class 3A4 5.25%, 05/25/2028	$ 246,014	$ 251,135
Extended Stay America Trust Series 2013-ESH7, Class D7 5.05%, 12/05/2031 - 144A (C)	5,130,000	5,376,548
FDIC Trust Series 2013-N1, Class A 4.50%, 10/25/2018 - 144A	412,777	419,023
GMACM Mortgage Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	257,049	265,352
Series 2005-AR4, Class 3A1
3.11%, 07/19/2035 (C)	1,305,381	1,204,310
GS Mortgage Securities Trust Series 2007-GG10, Class AM 6.00%, 08/10/2045 (C)	3,110,000	3,233,358
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.81%, 12/25/2034 (C)	1,067,949	954,560
Series 2004-14, Class 5A1
2.76%, 12/25/2034 (C)	1,370,236	1,371,723
Series 2005-AR6, Class 4A5
2.67%, 09/25/2035 (C)	2,700,000	2,701,264
Harborview Mortgage Loan Trust Series 2004-3, Class 1A 2.58%, 05/19/2034 (C)	1,888,325	1,871,051
Hilton USA Trust 4.41%, 11/05/2030	1,375,000	1,418,901
IndyMac Index Mortgage Loan Trust Series 2005-16IP, Class A1 0.79%, 07/25/2045 (C)	272,430	247,359
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM 5.46%, 01/15/2049 (C)	400,000	419,548
JPMorgan Mortgage Trust Series 2007-A1, Class 5A1 2.66%, 07/25/2035 (C)	636,657	637,959
MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 3A1 2.63%, 01/25/2036 (C)	344,720	337,237
MASTR Alternative Loans Trust
Series 2003-9, Class 4A1
5.25%, 11/25/2033	728,453	754,498
Series 2004-5, Class 2A1
6.00%, 06/25/2034	780,631	824,140
Morgan Stanley Capital I Trust Series 2007-HQ12, Class AM 5.78%, 04/12/2049 (C)	875,000	957,545
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 7A5 5.50%, 11/25/2035	1,575,000	1,602,247
Morgan Stanley Re-REMIC Trust Series 2009-GG10, Class A4B 6.00%, 08/12/2045 - 144A (C)	2,900,000	3,189,820
Motel 6 Trust Series 2012-MTL6, Class D 3.78%, 10/05/2025 - 144A	1,400,000	1,415,085

	Principal	Value
United States (continued)
RALI Trust Series 2003-QS17, Class CB5 5.50%, 09/25/2033	$ 1,095,000	$ 1,145,294
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 6A 2.66%, 09/25/2034 (C)	588,869	581,542
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	1,891,171	1,993,989
Series 2004-21XS, Class 1A5
5.00%, 12/25/2034 (C)	497,496	506,213
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM 5.60%, 10/15/2048 (C)	2,200,000	2,395,034
WaMu Mortgage Pass-Through Certificates
Series 2004-AR1, Class A
2.41%, 03/25/2034 (C)	529,092	532,168
Series 2004-AR14, Class A1
2.40%, 01/25/2035 (C)	1,564,667	1,572,938
Series 2004-CB2, Class 2A
5.50%, 07/25/2034	1,190,110	1,255,498
Series 2007-OA3, Class 2A1A
0.89%, 04/25/2047 (C)	481,893	431,426
Wells Fargo Mortgage Backed Securities Trust
Series 2003-M, Class A1
2.62%, 12/25/2033 (C)	1,038,861	1,037,498
Series 2003-N, Class 1A2
2.48%, 12/25/2033 (C)	589,851	591,831
Series 2004-A, Class A1
2.64%, 02/25/2034 (C)	1,242,733	1,265,999
Series 2005-12, Class 1A2
5.50%, 11/25/2035	725,187	747,771
Series 2005-AR10, Class 2A4
2.61%, 06/25/2035 (C)	739,790	749,032
Series 2005-AR4, Class 2A2
2.61%, 04/25/2035 (C)	1,707,258	1,736,510

Total Mortgage-Backed Securities (cost $72,503,419)		79,307,604

ASSET-BACKED SECURITIES - 8.8%
United States - 8.8%
American Express Credit Account Master Trust Series 2012-1, Class A 0.42%, 01/15/2020 (C)	2,985,000	2,985,940
American Express Credit Account Secured Note Trust Series 2012-4, Class A 0.39%, 05/15/2020 (C)	5,075,000	5,064,388
Capital One Multi-Asset Execution Trust Series 2013-A3, Class A3 0.96%, 09/16/2019	3,865,000	3,860,803
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	875,000	876,648
Series 2012-A8, Class A8
0.54%, 10/16/2017 (A)	1,350,000	1,351,249
Series 2013-A8, Class A8
1.01%, 10/15/2018	2,940,000	2,944,498

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Chase Issuance Trust (continued)
Series 2013-A9, Class A
0.57%, 11/16/2020 (C)	$ 9,850,000	$ 9,872,438
Citibank Credit Card Issuance Trust
Series 2013-A10, Class A10
0.73%, 02/07/2018	7,875,000	7,888,687
Series 2013-A2, Class A2
0.43%, 05/26/2020 (C)	3,967,000	3,965,945
Series 2013-A3, Class A3
1.11%, 07/23/2018	7,507,075	7,549,182
Countrywide Asset-Backed Certificates Series 2004-13, Class AF5B 5.10%, 05/25/2035 (C)	625,000	613,588
CVS Pass-Through Trust 6.94%, 01/10/2030	1,125,233	1,349,523
First Investors Auto Owner Trust Series 2014-1A, Class D 3.28%, 04/15/2021 - 144A	615,000	617,754
Ford Credit Auto Owner Trust
Series 2011-B, Class A4
1.35%, 12/15/2016	2,038,622	2,049,095
Series 2013-B, Class A3
0.57%, 10/15/2017	2,145,000	2,147,977
Series 2013-D, Class A3
0.67%, 04/15/2018	2,975,000	2,974,479
Honda Auto Receivables Owner Trust
Series 2012-4, Class A3
0.52%, 08/18/2016	4,900,000	4,906,889
Series 2013-2, Class A3
0.53%, 02/16/2017	1,635,000	1,637,001
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4 1.94%, 09/15/2017	868,117	876,353
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43%, 06/18/2024 - 144A	2,010,000	2,009,960
SNAAC Auto Receivables Trust Series 2014-1A, Class D 2.88%, 01/15/2020 - 144A	465,000	465,848
Springleaf Funding Trust
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	3,750,000	3,815,625
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	2,330,000	2,326,253
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	800,000	797,050
World Omni Auto Receivables Trust Series 2013-A, Class A3 0.64%, 04/16/2018	1,299,000	1,300,885

Total Asset-Backed Securities (cost $73,715,564)		74,248,058

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Hercules, Inc. 6.50%, 06/30/2029	1,260,000	1,121,400
NGC Corp Capital Trust I, Series MTN 8.32%, 06/01/2027 (D)	200,000	0

Total Preferred Corporate Debt Securities (cost $1,080,417)		1,121,400

	Principal	Value
CORPORATE DEBT SECURITIES - 55.2%
Australia - 0.1%
Virgin Australia Trust 5.00%, 04/23/2025 - 144A	$ 539,704	$ 572,086
Austria - 0.0% (E)
OGX Austria GmbH
8.38%, 04/01/2022 - 144A (F)	6,100,000	282,125
8.50%, 06/01/2018 - 144A (F)	600,000	27,750
Belgium - 0.1%
Delhaize Group SA 5.70%, 10/01/2040 (A)	500,000	517,313
Brazil - 1.0%
BRF SA 3.95%, 05/22/2023 - 144A (A)	4,600,000	4,220,500
Cielo SA / Cielo USA, Inc. 3.75%, 11/16/2022 - 144A (A)	4,460,000	4,181,250
Canada - 0.5%
Bombardier, Inc. 7.45%, 05/01/2034 - 144A	465,000	460,350
Methanex Corp.
3.25%, 12/15/2019	1,050,000	1,066,668
5.25%, 03/01/2022	350,000	380,643
Talisman Energy, Inc. 3.75%, 02/01/2021 (A)	2,110,000	2,125,213
Cayman Islands - 0.8%
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 - 144A	990,000	1,040,738
Odebrecht Finance, Ltd. 4.38%, 04/25/2025 - 144A (A)	4,568,000	4,185,430
Schahin II Finance Co. SPV, Ltd. 5.88%, 09/25/2023 - 144A	1,300,133	1,222,125
Colombia - 0.2%
Ecopetrol SA 5.88%, 09/18/2023 (A)	1,829,000	2,000,469
France - 0.0% (E)
Societe Generale SA, Series MTN 5.20%, 04/15/2021 - 144A	200,000	223,644
Italy - 0.6%
Enel SpA 8.75%, 09/24/2073 - 144A (A) (C)	4,228,000	4,872,770
Korea, Republic of - 1.1%
Export-Import Bank of Korea, Series MTN 4.00%, 11/26/2015 - 144A	PHP 386,300,000	8,854,225
Luxembourg - 3.1%
Altice SA, Series MTN 7.75%, 05/15/2022 - 144A (G)	$ 580,000	604,650
ArcelorMittal
6.00%, 03/01/2021	1,490,000	1,594,300
6.75%, 02/25/2022 (A)	175,000	193,813
7.25%, 03/01/2041	4,715,000	4,797,513
7.50%, 10/15/2039 (A)	6,975,000	7,306,312
Telecom Italia Capital SA
6.00%, 09/30/2034 (A)	7,350,000	7,092,750
6.38%, 11/15/2033	4,815,000	4,863,150
Mexico - 0.8%
America Movil SAB de CV 8.46%, 12/18/2036	MXN 59,500,000	4,278,274

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Mexico (continued)
Mexichem SAB de CV 4.88%, 09/19/2022 - 144A (A)	$ 800,000	$ 807,000
Petroleos Mexicanos 4.88%, 01/18/2024 (A)	1,980,000	2,048,805
Netherlands - 2.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.63%, 12/01/2023 (A)	3,550,000	3,699,739
Enel Finance International NV
6.00%, 10/07/2039 - 144A	8,745,000	9,430,870
6.80%, 09/15/2037 - 144A	100,000	116,963
ING Bank NV 5.80%, 09/25/2023 - 144A (A)	4,200,000	4,604,796
Petrobras Global Finance BV 6.25%, 03/17/2024	3,700,000	3,886,495
Spain - 0.7%
Telefonica Emisiones SAU 7.05%, 06/20/2036 (A)	5,010,000	6,238,692
United Kingdom - 1.1%
British Airways PLC
4.63%, 06/20/2024 - 144A	2,117,748	2,218,341
5.63%, 12/20/2021 - 144A	2,268,000	2,421,090
HBOS PLC 6.00%, 11/01/2033 - 144A	200,000	213,422
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022 (A)	4,200,000	4,470,329
United States - 42.5%
Advance Auto Parts, Inc. 4.50%, 12/01/2023	2,100,000	2,199,769
Air Lease Corp. 4.75%, 03/01/2020 (A)	930,000	990,450
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	3,050,000	2,920,375
6.50%, 01/15/2028 (A)	1,275,000	1,224,000
Alcoa, Inc.
5.90%, 02/01/2027	3,590,000	3,609,519
6.75%, 01/15/2028	570,000	615,143
Allegheny Technologies, Inc. 5.95%, 01/15/2021	2,535,000	2,760,868
American Airlines Pass-Through Trust 5.60%, 01/15/2022 - 144A	4,112,152	4,307,479
American International Group, Inc.
6.25%, 03/15/2087	4,900,000	5,319,440
8.18%, 05/15/2068 (C)	5,210,000	6,968,375
American Tower Corp.
3.40%, 02/15/2019 (A)	2,195,000	2,263,315
4.70%, 03/15/2022	3,330,000	3,495,444
Arrow Electronics, Inc. 3.00%, 03/01/2018 (A)	1,640,000	1,681,705
Aviation Capital Group Corp. 6.75%, 04/06/2021 - 144A	1,055,000	1,179,841
Avon Products, Inc. 5.00%, 03/15/2023 (A)	2,295,000	2,311,572
Bank of America Corp.
6.05%, 05/16/2016	100,000	109,112
6.11%, 01/29/2037	8,010,000	9,043,202
8.00%, 01/30/2018 (C) (H)	215,000	243,488
Bank of America Corp., Series MTN 6.05%, 06/01/2034	820,000	911,546

	Principal	Value
United States (continued)
Barrick North America Finance LLC 4.40%, 05/30/2021	$ 1,110,000	$ 1,126,977
Beazer Homes USA, Inc. 7.25%, 02/01/2023	85,000	87,550
Best Buy Co., Inc. 5.00%, 08/01/2018	3,125,000	3,234,375
BMC Software Finance, Inc. 8.13%, 07/15/2021 - 144A (A)	140,000	146,650
Braskem America Finance Co. 7.13%, 07/22/2041 - 144A	2,765,000	2,747,719
Broadridge Financial Solutions, Inc. 3.95%, 09/01/2020 (A)	1,980,000	2,050,464
Bruce Mansfield Unit 6.85%, 06/01/2034	2,447,148	2,682,768
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 02/15/2023	335,000	327,044
CenturyLink, Inc.
7.20%, 12/01/2025	595,000	614,338
7.60%, 09/15/2039	3,675,000	3,603,797
CHS / Community Health Systems, Inc. 6.88%, 02/01/2022 - 144A	520,000	538,850
CIT Group, Inc.
5.00%, 08/15/2022	310,000	316,975
5.00%, 08/01/2023 (A)	1,005,000	1,010,025
Citigroup, Inc. 6.00%, 10/31/2033	11,785,000	12,945,422
ConAgra Foods, Inc. 6.63%, 08/15/2039	3,060,000	3,768,445
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	798,925	842,866
6.25%, 10/11/2021	269,594	293,184
Continental Resources, Inc. 4.50%, 04/15/2023	1,100,000	1,155,936
Crown Castle International Corp. 4.88%, 04/15/2022	3,150,000	3,197,250
CVS Pass-Through Trust 4.70%, 01/10/2036 - 144A	5,454,172	5,672,339
DDR Corp. 7.88%, 09/01/2020	1,585,000	1,982,206
Delta Air Lines, Inc., Pass-Through Trust
6.82%, 02/10/2024	1,955,066	2,302,090
8.02%, 02/10/2024	1,560,626	1,810,327
Dillard’s, Inc. 7.13%, 08/01/2018	990,000	1,134,787
NGC Corp. 7.63%, 10/15/2026 - 144A (D)	450,000	0
Energy Transfer Partners, LP 5.20%, 02/01/2022	1,095,000	1,197,242
EnLink Midstream Partners, LP 4.40%, 04/01/2024 (A)	2,260,000	2,326,711
Ford Motor Co. 7.50%, 08/01/2026 (A)	115,000	143,139
Ford Motor Credit Co. LLC, Series MTN 1.01%, 01/17/2017 (C)	3,060,000	3,078,795
Forethought Financial Group, Inc. 8.63%, 04/15/2021 - 144A	1,430,000	1,619,090

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
United States (continued)
General Electric Capital Corp. 7.13%, 06/15/2022 (C) (H)	$ 6,600,000	$ 7,590,000
General Motors Co.
4.88%, 10/02/2023 - 144A	12,735,000	13,164,806
6.25%, 10/02/2043 - 144A	675,000	739,125
Glencore Funding LLC 4.63%, 04/29/2024 - 144A (A)	6,205,000	6,203,759
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	505,000	522,675
4.88%, 11/01/2020 - 144A	1,390,000	1,435,175
Goldman Sachs Group, Inc. 6.45%, 05/01/2036 (A)	4,950,000	5,551,979
HCA, Inc.
5.00%, 03/15/2024	8,345,000	8,282,412
7.05%, 12/01/2027	180,000	179,100
7.50%, 12/15/2023 - 11/06/2033	3,700,000	3,814,063
7.69%, 06/15/2025	1,770,000	1,885,050
8.36%, 04/15/2024	190,000	214,700
HCA, Inc., Series MTN
7.58%, 09/15/2025	1,020,000	1,076,100
7.75%, 07/15/2036	125,000	127,500
HD Supply, Inc. 7.50%, 07/15/2020	70,000	75,775
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019 - 144A	1,680,000	1,703,100
5.88%, 02/01/2022 - 144A	840,000	852,600
IFM US Colonial Pipeline 2 LLC 6.45%, 05/01/2021 - 144A	2,300,000	2,439,341
International Lease Finance Corp.
4.63%, 04/15/2021 (A)	5,000,000	4,981,250
5.88%, 04/01/2019 (A)	4,345,000	4,714,325
6.25%, 05/15/2019	610,000	673,287
8.25%, 12/15/2020 (A)	710,000	856,437
8.63%, 01/15/2022	1,650,000	2,021,250
Jabil Circuit, Inc. 4.70%, 09/15/2022 (A)	6,020,000	5,974,850
Jefferies Group LLC
5.13%, 01/20/2023	965,000	1,018,833
6.25%, 01/15/2036	3,210,000	3,312,184
6.45%, 06/08/2027 (A)	275,000	295,480
6.50%, 01/20/2043	1,945,000	2,085,355
6.88%, 04/15/2021	1,385,000	1,609,121
KB Home
7.25%, 06/15/2018 (A)	945,000	1,063,125
7.50%, 09/15/2022	2,210,000	2,419,950
8.00%, 03/15/2020 (A)	1,280,000	1,449,600
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.38%, 10/01/2017	1,020,000	1,102,875
Lennar Corp. 4.75%, 11/15/2022	855,000	833,625
Level 3 Financing, Inc.
6.13%, 01/15/2021 - 144A (A)	655,000	687,750
9.38%, 04/01/2019	100,000	110,500
Mackinaw Power LLC 6.30%, 10/31/2023 - 144A (I) (J)	1,103,738	1,145,848
Macy’s Retail Holdings, Inc. 6.79%, 07/15/2027	1,065,000	1,269,404

	Principal	Value
United States (continued)
Masco Corp.
5.85%, 03/15/2017	$ 2,440,000	$ 2,684,000
6.50%, 08/15/2032	895,000	912,900
7.13%, 03/15/2020	1,505,000	1,749,562
7.75%, 08/01/2029	360,000	408,713
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A	2,700,000	2,623,500
7.38%, 07/15/2039 - 144A	5,400,000	5,454,000
Morgan Stanley, Series MTN
4.10%, 05/22/2023	14,285,000	14,191,176
8.00%, 05/09/2017	AUD 2,470,000	2,531,542
New Albertsons, Inc. 7.45%, 08/01/2029 (A)	$ 1,305,000	1,096,200
New Albertsons, Inc., Series MTN 6.63%, 06/01/2028	4,210,000	3,168,025
Newfield Exploration Co. 5.63%, 07/01/2024 (A)	3,610,000	3,763,425
NLV Financial Corp. 7.50%, 08/15/2033 - 144A	190,000	205,196
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	5,567,774	6,347,262
Owens Corning, Inc. 7.00%, 12/01/2036	4,585,000	5,178,006
PulteGroup, Inc.
6.00%, 02/15/2035	995,000	931,569
6.38%, 05/15/2033	2,060,000	2,029,100
7.88%, 06/15/2032	3,500,000	3,876,250
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)	1,510,000	1,494,900
7.63%, 08/03/2021	1,000,000	1,085,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	532,513
5.75%, 09/01/2020	1,235,000	1,284,400
5.88%, 03/01/2022	150,000	157,125
Reliance Holding USA, Inc. 5.40%, 02/14/2022 - 144A	500,000	522,613
Rialto Holdings LLC / Rialto Corp. 7.00%, 12/01/2018 - 144A	1,960,000	2,043,300
SandRidge Energy, Inc.
7.50%, 02/15/2023 (A)	415,000	439,900
8.13%, 10/15/2022	1,370,000	1,483,025
SLM Corp., Series MTN
5.50%, 01/25/2023 (A)	3,220,000	3,164,226
7.25%, 01/25/2022	6,665,000	7,339,831
Southwestern Energy Co. 4.10%, 03/15/2022	1,570,000	1,636,640
Springleaf Finance Corp.
7.75%, 10/01/2021 (A)	4,305,000	4,762,406
8.25%, 10/01/2023 (A)	1,725,000	1,923,375
Springleaf Finance Corp., Series MTN 6.90%, 12/15/2017	1,730,000	1,898,675
Sprint Capital Corp.
6.88%, 11/15/2028	9,420,000	9,302,250
8.75%, 03/15/2032	165,000	184,594
Sprint Corp. 7.88%, 09/15/2023 - 144A (A)	5,525,000	6,091,312

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
United States (continued)
Sunoco Logistics Partners Operations, LP 4.25%, 04/01/2024	$ 1,710,000	$ 1,745,665
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)	1,650,000	1,595,822
5.50%, 09/01/2041	1,600,000	1,766,589
5.88%, 11/15/2040	770,000	888,255
Toys “R” Us, Inc. 7.38%, 10/15/2018 (A)	560,000	410,200
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	905,000	907,262
4.63%, 12/03/2026	1,743,994	1,822,474
5.90%, 04/01/2026 (A)	1,701,227	1,901,121
8.00%, 04/01/2021	1,519,666	1,702,026
UAL Pass-Through Trust 6.64%, 01/02/2024	5,395,912	5,915,269
United Airlines Pass-Through Trust 4.00%, 10/11/2027 (A)	3,190,000	3,221,900
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A	7,245,000	7,788,375
6.75%, 08/15/2021 - 144A	1,670,000	1,791,075
7.25%, 07/15/2022 - 144A	1,395,000	1,520,550
Verizon Communications, Inc.
5.15%, 09/15/2023	3,205,000	3,532,987
6.40%, 09/15/2033	1,680,000	2,025,729
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	5,965,949
6.95%, 10/01/2027 (A)	130,000	156,704
7.38%, 03/15/2032 (A)	1,530,000	2,000,890
Whiting Petroleum Corp. 5.75%, 03/15/2021	1,580,000	1,694,550

Total Corporate Debt Securities (cost $431,679,647)		465,564,819

CONVERTIBLE BONDS - 7.1%
United States - 7.1%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (A)	142,000	145,461
1.50%, 10/15/2020 (A)	198,000	203,940
Ciena Corp. 3.75%, 10/15/2018 - 144A	4,125,000	5,344,453
Emergent Biosolutions, Inc. 2.88%, 01/15/2021 - 144A (A)	10,000	11,100
Ford Motor Co. Series 2012-D, Class A3 4.25%, 11/15/2016 (A)	1,090,000	2,056,013
Gilead Sciences, Inc. Series D 1.63%, 05/01/2016	1,160,000	4,002,725
Hologic, Inc.
Series 2010
2.00%, 12/15/2037 (K)	110,000	123,819
2.00%, 03/01/2042 (K)	190,000	195,581
Hornbeck Offshore Services, Inc. 1.50%, 09/01/2019 (A)	980,000	1,115,975
Intel Corp. 3.25%, 08/01/2039 (A)	3,195,000	4,494,966
Lennar Corp.
2.75%, 12/15/2020 - 144A	2,120,000	3,778,900
3.25%, 11/15/2021 - 144A (A)	1,685,000	2,925,581

	Principal	Value
United States (continued)
Level 3 Communications, Inc. 7.00%, 03/15/2015 - 144A (I) (J)	$ 2,110,000	$ 3,453,806
Level 3 Financing, Inc. 8.63%, 07/15/2020	985,000	1,103,200
Liberty Interactive LLC 3.50%, 01/15/2031	89,812	46,365
Micron Technology, Inc. Series G 3.00%, 11/15/2043 (A)	2,247,000	2,592,477
Mylan, Inc. 3.75%, 09/15/2015 (A)	925,000	3,530,609
Novellus Systems, Inc. 2.63%, 05/15/2041	975,000	1,729,406
Old Republic International Corp. 3.75%, 03/15/2018 (A)	1,790,000	2,236,381
Peabody Energy Corp. 4.75%, 12/15/2066 (A)	1,754,000	1,388,949
Priceline Group, Inc.
0.35%, 06/15/2020 - 144A (A)	3,515,000	4,169,669
1.00%, 03/15/2018 (A)	565,000	789,941
Ryland Group, Inc. 1.63%, 05/15/2018	2,585,000	3,560,838
Standard Pacific Corp. 1.25%, 08/01/2032	3,085,000	3,702,000
Trinity Industries, Inc. 3.88%, 06/01/2036 (A)	3,050,000	5,085,875
Xilinx, Inc. 2.63%, 06/15/2017	1,180,000	1,949,950

Total Convertible Bonds (cost $45,171,485)		59,737,980

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
Cliffs Natural Resources, Inc., 7.00%	8,659	164,608
Crown Castle International Corp. - Series A, 4.50%	12,925	1,290,432
Dominion Resources, Inc. - Series A, 6.13%	12,326	722,550
Dominion Resources, Inc. - Series B, 6.00% (A)	11,532	677,966
NextEra Energy, Inc., 5.89%	3,365	214,990
Stanley Black & Decker, Inc., 6.25% (A)	933	104,337
Wells Fargo & Co. - Series L, Class A, 7.50% (H)	1,340	1,595,967

Total Convertible Preferred Stocks (cost $4,324,541)		4,770,850

PREFERRED STOCKS - 1.2%
United States - 1.2%
Ally Financial, Inc. - Series A, 8.50% (C)	93,825	2,537,028
Ally Financial, Inc. - Series G 144A, 7.00% (A)	5,495	5,442,111
Countrywide Capital IV, 6.75% (A)	88,375	2,257,981

Total Preferred Stocks (cost $7,751,122)		10,237,120

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 0.1%
United States - 0.1%
Ford Motor Co. (A)	1,400	$ 22,610
United Rentals, Inc. (A) (L)	3,951	370,722

Total Common Stocks (cost $169,499)		393,332

SECURITIES LENDING COLLATERAL - 13.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (M)	114,988,496	114,988,496

Total Securities Lending Collateral (cost $114,988,496)		114,988,496

Principal	Value
REPURCHASE AGREEMENT - 5.0%

State Street Bank & Trust Co.
0.01% (M), dated 04/30/2014, to be repurchased at $42,494,899 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $43,346,029.

$ 42,494,887	$ 42,494,887

Total Repurchase Agreement (cost $42,494,887)	42,494,887

Total Investment Securities (cost $888,435,035) (N)	948,593,018
Other Assets and Liabilities - Net - (12.5)%	(105,473,926)

Net Assets - 100.0%	$ 843,119,092

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Long U.S. Treasury Bond	Short	(241)	06/19/2014	$(569,537)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Mortgage-Backed Securities	8.4%	$79,307,604
Foreign Government Obligations	8.2	77,291,503
Asset-Backed Securities	7.8	74,248,058
Diversified Telecommunication Services	4.8	45,393,443
Diversified Financial Services	4.1	39,317,359
Airlines	3.9	36,584,777
Commercial Banks	3.7	35,052,982
Oil, Gas & Consumable Fuels	3.0	28,419,189
Metals & Mining	3.0	28,372,812
Consumer Finance	2.9	27,067,652
Household Durables	2.8	26,658,088
Capital Markets	2.4	22,274,697
Real Estate Investment Trusts	2.2	20,352,190
U.S. Government Obligations	1.9	18,436,969
Insurance	1.7	16,348,482
Automobiles	1.7	16,125,693
Health Care Providers & Services	1.7	16,117,775
Electric Utilities	1.7	15,781,441
Pharmaceuticals	1.5	14,630,609
Trading Companies & Distributors	1.5	14,607,721
Building Products	1.2	10,933,181
Semiconductors & Semiconductor Equipment	1.1	10,766,799
Food & Staples Retailing	1.1	10,453,877
Wireless Telecommunication Services	1.1	10,369,586
Communications Equipment	1.0	9,488,828
Aerospace & Defense	0.9	8,537,850
Food Products	0.8	7,988,945
Electronic Equipment & Instruments	0.8	7,656,555
Chemicals	0.6	6,123,430
Energy Equipment & Services	0.6	5,876,416
Specialty Retail	0.6	5,844,344
Media	0.6	5,228,725
Machinery	0.6	5,190,212
Internet & Catalog Retail	0.5	4,959,610
Biotechnology	0.5	4,363,226
Construction & Engineering	0.4	4,185,430
Professional Services	0.4	4,181,250

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Independent Power Producers & Energy Traders	0.3%		$2,682,768
Multiline Retail	0.3		2,404,191
Personal Products	0.2		2,311,572
IT Services	0.2		2,050,464
Real Estate Management & Development	0.2		2,043,300
Hotels, Restaurants & Leisure	0.2		1,957,850
Multi-Utilities	0.2		1,400,516
Road & Rail	0.1		1,179,841
Health Care Equipment & Supplies	0.0	(E)	319,400
Software	0.0	(E)	146,650
Distributors	0.0	(E)	75,775

Investment Securities, at Value	83.4		791,109,635
Short-Term Investments	16.6		157,483,383

Total Investments	100.0%		$948,593,018

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$18,436,969	$—	$18,436,969
Foreign Government Obligations	—	77,291,503	—	77,291,503
Mortgage-Backed Securities	—	79,307,604	—	79,307,604
Asset-Backed Securities	—	74,248,058	—	74,248,058
Preferred Corporate Debt Securities
United States	—	1,121,400	0	1,121,400
Corporate Debt Securities
Australia	—	572,086	—	572,086
Austria	—	309,875	—	309,875
Belgium	—	517,313	—	517,313
Brazil	—	8,401,750	—	8,401,750
Canada	—	4,032,874	—	4,032,874
Cayman Islands	—	6,448,293	—	6,448,293
Colombia	—	2,000,469	—	2,000,469
France	—	223,644	—	223,644
Italy	—	4,872,770	—	4,872,770
Korea, Republic of	—	8,854,225	—	8,854,225
Luxembourg	—	26,452,488	—	26,452,488
Mexico	—	7,134,079	—	7,134,079
Netherlands	—	21,738,863	—	21,738,863
Spain	—	6,238,692	—	6,238,692
United Kingdom	—	9,323,182	—	9,323,182
United States	—	358,444,216	0	358,444,216
Convertible Bonds	—	59,737,980	—	59,737,980
Convertible Preferred Stocks	4,770,850	—	—	4,770,850
Preferred Stocks	10,237,120	—	—	10,237,120
Common Stocks	393,332	—	—	393,332
Securities Lending Collateral	114,988,496	—	—	114,988,496
Repurchase Agreement	—	42,494,887	—	42,494,887
Total Investment Securities	$130,389,798	$818,203,220	$0	$948,593,018

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (P)	$(569,537)	$—	$—	$(569,537)
Total Derivative Financial Instruments	$(569,537)	$—	$—	$(569,537)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014
Preferred Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Corporate Debt Securities	0	—	—	—	—	—	—	—	0	—
Total	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $112,623,647. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $670,785.
(C)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	In default.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Illiquid. Total aggregate fair value of illiquid securities is $4,599,654, or 0.55% of the fund’s net assets.
(J)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,103,738	$1,145,848	0.14%

Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,102,390	3,453,806	0.41

			$3,206,128	$4,599,654	0.55%

(K)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(L)	Non-income producing security.
(M)	Rate shown reflects the yield at April 30, 2014.
(N)	Aggregate cost for federal income tax purposes is $888,435,035. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $71,675,158 and $11,517,175, respectively. Net unrealized appreciation for tax purposes is $60,157,983.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Level 3 securities were not considered significant to the fund.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $169,264,779, or 20.08% of the fund’s net assets.
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.1%
U.S. Treasury Bond
2.13%, 08/31/2020 (A)	$ 1,500,000	$ 1,503,750
4.38%, 02/15/2038	500,000	585,547
4.50%, 02/15/2036	5,900,000	7,032,983
4.75%, 02/15/2037	1,850,000	2,282,438
5.00%, 05/15/2037	1,240,000	1,580,225
5.25%, 02/15/2029 (A)	200,000	252,625
5.50%, 08/15/2028	800,000	1,032,500
6.13%, 11/15/2027 - 08/15/2029 (A)	506,000	689,856
6.38%, 08/15/2027	50,000	69,156
6.63%, 02/15/2027 (A)	150,000	210,563
8.00%, 11/15/2021	1,000,000	1,397,422
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	2,733,500	3,375,872
U.S. Treasury Inflation Indexed Note 1.13%, 01/15/2021	2,146,280	2,294,506
U.S. Treasury Note
0.75%, 12/31/2017	2,000,000	1,967,656
1.50%, 08/31/2018	500,000	500,586
2.00%, 04/30/2016	1,250,000	1,289,160
2.13%, 08/15/2021	1,000,000	988,438
2.38%, 05/31/2018	2,000,000	2,081,250
3.13%, 05/15/2021	1,600,000	1,694,250
3.50%, 02/15/2018	500,000	541,719
3.63%, 02/15/2021	300,000	327,891
U.S. Treasury STRIPS
Zero Coupon, 08/15/2016 - 05/15/2036	102,618,000	81,134,467
Zero Coupon, 11/15/2017 - 08/15/2034 (A)	83,294,000	64,900,861

Total U.S. Government Obligations (cost $172,481,742)		177,733,721

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.7%
Fannie Mae
Zero Coupon, 06/01/2017 - 11/15/2021	1,800,000	1,582,287
0.37%, 03/25/2045 - 02/25/2046 (B)	388,026	386,556
0.55%, 05/25/2042 (B)	467,388	469,902
0.68%, 08/25/2019 (B)	707,746	709,250
0.70%, 08/25/2042 (B)	1,837,841	1,843,897
0.71%, 08/01/2022 (B)	966,435	966,533
1.70%, 07/01/2037 (B)	190,638	198,468
1.80%, 09/01/2036 - 02/01/2037 (B)	282,248	298,867
1.91%, 02/01/2037 (B)	81,489	87,376
2.03%, 08/01/2019	2,233,000	2,231,427
2.17%, 11/01/2037 (B)	148,668	156,555
2.26%, 09/01/2036 - 11/01/2037 (B)	439,904	471,598
2.30%, 10/01/2036 (B)	155,043	167,305
2.35%, 04/01/2036 (B)	144,247	155,641
2.38%, 04/01/2037 (B)	69,828	74,677
2.43%, 07/01/2037 (B)	133,436	142,341
2.45%, 12/01/2036 (B)	131,571	141,420
2.52%, 11/01/2036 (B)	320,579	344,145
2.56%, 12/01/2036 (B)	472,985	503,874
2.57%, 09/01/2036 - 07/01/2037 (B)	187,930	201,451
2.58%, 06/01/2036 (B)	194,969	209,802
2.59%, 05/01/2036 (B)	241,442	258,310
2.75%, 09/01/2037 (B)	3,554	3,795
2.79%, 11/01/2036 (B)	73,756	78,381
2.88%, 03/01/2036 (B)	963,009	1,024,998

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
3.05%, 03/01/2036 (B)	$ 298,883	$ 318,130
3.11%, 08/01/2037 (B)	182,378	194,263
3.12%, 01/01/2022	2,000,000	2,054,408
3.23%, 11/01/2020	683,849	713,598
3.27%, 11/01/2020	1,967,786	2,054,207
3.32%, 05/01/2024 (C)	1,000,000	1,003,590
3.43%, 11/01/2020	4,800,000	5,052,445
3.50%, 09/01/2020	1,890,525	1,997,418
3.59%, 10/01/2021	2,000,000	2,099,456
3.73%, 06/25/2021	3,500,000	3,710,794
3.76%, 04/25/2021 - 06/25/2021	10,500,000	11,097,384
3.77%, 01/01/2021	1,472,647	1,571,283
3.86%, 07/01/2021	1,919,287	2,050,306
3.87%, 08/01/2021	1,929,604	2,060,052
3.88%, 09/01/2021	3,074,174	3,289,553
3.89%, 07/01/2021	6,000,000	6,418,684
3.92%, 08/01/2021	2,279,553	2,440,384
3.95%, 07/01/2021	7,000,000	7,508,383
3.97%, 06/01/2021	2,417,680	2,594,214
3.98%, 08/01/2021	4,728,306	5,067,540
3.99%, 07/01/2021 - 07/01/2026	6,280,135	6,696,933
4.00%, 04/01/2020	160,496	167,346
4.02%, 08/01/2021	3,803,548	4,095,072
4.05%, 01/01/2021	6,065,000	6,534,188
4.06%, 07/01/2021	6,000,000	6,470,666
4.13%, 08/01/2021	1,445,314	1,562,928
4.16%, 03/01/2021	2,387,702	2,590,189
4.22%, 07/01/2021	8,300,000	9,019,257
4.25%, 04/01/2021	2,500,000	2,719,554
4.26%, 07/01/2021	2,500,000	2,724,068
4.28%, 01/01/2020	1,402,016	1,522,267
4.30%, 01/01/2021	1,437,742	1,581,082
4.34%, 06/01/2021	7,000,000	7,650,542
4.36%, 05/01/2021	2,000,000	2,190,903
4.45%, 07/01/2026	1,449,096	1,538,814
4.48%, 06/01/2021	2,180,000	2,400,759
4.50%, 08/01/2021	3,000,000	3,307,739
4.54%, 01/01/2020	943,960	1,040,084
4.55%, 06/25/2043	200,515	217,940
5.00%, 04/01/2022 - 08/01/2040	2,907,897	3,191,591
5.24%, 05/01/2017	5,856,388	6,358,732
5.50%, 01/01/2018 - 07/01/2037	5,139,687	5,652,692
5.79%, 09/01/2037 (B)	89,813	96,666
6.00%, 03/01/2019 - 11/01/2037	13,327,334	14,702,848
6.26%, 08/01/2036 (B)	42,443	46,302
6.50%, 06/01/2023 - 07/25/2042	5,418,102	6,066,019
7.00%, 12/25/2033 - 02/25/2044	2,324,933	2,674,511
7.50%, 10/01/2037 - 12/25/2045	1,953,103	2,284,064
8.00%, 10/01/2031	189,037	218,182
Fannie Mae, PO 09/01/2024 - 08/01/2032	1,458,859	1,324,007
Fannie Mae REMIC
0.35%, 10/27/2037 (B)	1,600,000	1,596,019
0.39%, 10/25/2046 (B)	380,696	377,110
0.40%, 06/27/2036 (B)	1,346,677	1,345,448
0.44%, 07/25/2036 (B)	325,218	325,365
0.50%, 08/25/2036 (B)	103,835	103,977
0.55%, 06/25/2037 (B)	119,456	119,621

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae REMIC (continued)
0.70%, 08/25/2041 (B)	$ 1,118,719	$ 1,129,914
0.75%, 04/25/2040 (B)	1,445,218	1,450,928
2.49%, 12/25/2039 (B)	655,822	669,439
4.50%, 02/25/2039 - 10/25/2039	1,149,945	1,235,452
4.75%, 09/25/2018	368,573	389,888
5.00%, 01/25/2018 - 09/25/2040	5,354,129	5,791,702
5.50%, 12/25/2022 - 10/25/2040	21,076,210	23,066,955
5.61%, 01/25/2032 (D)	188,172	194,391
5.75%, 08/25/2034	1,000,000	1,103,301
5.83%, 05/25/2051 (B)	758,805	827,565
5.97%, 06/25/2040 (B)	428,061	478,481
6.00%, 03/25/2029 - 12/25/2049	10,444,748	11,578,892
6.19%, 02/25/2040 (B)	524,466	571,505
6.25%, 09/25/2038	174,833	194,293
6.44%, 03/25/2040 (B)	526,312	591,368
6.50%, 04/18/2028 - 11/25/2041	2,162,013	2,398,369
6.67%, 12/25/2042 (B)	200,543	234,835
6.75%, 04/25/2037	295,820	328,199
7.00%, 03/25/2038 - 11/25/2041	6,094,896	7,071,809
7.50%, 05/17/2024	279,264	323,645
8.00%, 02/25/2023	1,311,895	1,492,067
8.32%, 11/25/2037 (B)	714,813	847,642
12.36%, 03/25/2040 (B)	803,994	942,404
15.90%, 01/25/2034 (B)	63,017	80,438
16.49%, 08/25/2035 - 10/25/2035 (B)	239,575	299,003
17.16%, 04/25/2040 (B)	398,462	586,624
17.46%, 09/25/2024 (B)	340,743	434,625
19.11%, 05/25/2034 (B)	293,783	392,100
19.71%, 05/25/2035 (B)	493,530	663,540
22.16%, 04/25/2037 (B)	261,288	358,462
24.01%, 11/25/2035 (B)	237,639	349,538
Fannie Mae REMIC, IO
0.64%, 10/25/2016 (B)	244,302	2,275
1.53%, 01/25/2038 (B)	206,663	17,966
2.25%, 04/25/2041 (B)	1,512,666	109,662
3.00%, 01/25/2021	1,965,118	134,883
4.00%, 10/25/2014	708,917	8,971
4.29%, 11/25/2040 (B)	3,269,778	329,564
4.85%, 07/25/2040 (B)	3,866,278	457,688
5.00%, 07/25/2039	250,002	36,516
5.50%, 10/25/2039	431,538	73,273
5.75%, 10/25/2039 (B)	289,368	37,791
5.85%, 02/25/2038 - 06/25/2039 (B)	3,064,587	415,037
6.03%, 12/25/2039 (B)	84,477	8,569
6.10%, 01/25/2040 (B)	1,014,926	141,415
6.20%, 12/25/2037 (B)	1,821,610	245,504
6.25%, 07/25/2037 - 05/25/2040 (B)	2,471,850	335,510
6.27%, 04/25/2040 (B)	536,076	69,003
6.30%, 10/25/2037 - 12/25/2037 (B)	892,937	133,076
6.47%, 07/25/2037 (B)	788,308	101,202
6.50%, 10/25/2026 - 03/25/2039 (B)	2,122,922	343,669
6.55%, 03/25/2036 (B)	2,732,901	478,205
6.84%, 03/25/2038 (B)	464,498	67,412
6.95%, 02/25/2040 (B)	483,146	70,807
Fannie Mae REMIC, PO 10/25/2023 - 12/25/2043	9,486,250	8,624,539
Federal Farm Credit Banks 5.13%, 11/15/2018	1,291,000	1,481,284

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Financing Corp. Fico, PO Series D-P 09/26/2019	$ 500,000	$ 442,221
Freddie Mac
1.93%, 04/01/2037 (B)	45,296	48,275
1.95%, 05/01/2037 (B)	189,654	200,236
2.10%, 10/01/2036 (B)	222,264	235,713
2.22%, 12/01/2036 (B)	450,527	479,080
2.27%, 11/01/2036 (B)	167,752	178,264
2.32%, 02/01/2037 (B)	57,432	60,296
2.35%, 12/01/2036 (B)	451,449	486,321
2.37%, 11/01/2036 (B)	489,538	521,253
2.39%, 05/01/2037 (B)	150,180	162,167
2.48%, 09/01/2037 - 10/01/2037 (B)	167,391	178,929
2.54%, 04/01/2037 - 05/01/2038 (B)	124,770	131,962
2.55%, 12/01/2031 (B)	701,377	758,327
2.65%, 05/01/2037 (B)	195,680	209,281
2.68%, 11/01/2036 (B)	45,417	48,160
2.70%, 04/01/2037 (B)	102,937	109,801
2.80%, 03/01/2037 (B)	289,907	309,524
2.93%, 05/01/2037 (B)	599,962	637,786
3.02%, 05/01/2036 (B)	111,508	118,873
3.14%, 03/01/2036 (B)	847,494	911,359
3.30%, 10/25/2037 (B)	761,570	737,958
3.50%, 06/01/2042 - 07/15/2042	4,553,372	4,588,154
3.88%, 06/01/2037 (B)	88,848	94,302
3.99%, 02/01/2036 (B)	1,134,831	1,211,878
4.36%, 07/01/2036 (B)	631,117	676,061
4.50%, 05/01/2041	20,801,633	22,359,493
5.00%, 10/01/2018 - 08/01/2040	1,198,116	1,306,965
5.04%, 01/01/2035 (B)	785,259	827,992
5.23%, 05/25/2043	1,400,559	1,509,975
5.50%, 02/01/2018 (B)	321,010	340,106
5.50%, 04/01/2018 - 12/01/2035	4,008,821	4,354,816
6.00%, 05/01/2017 - 06/01/2037	1,073,514	1,159,559
6.48%, 10/01/2037 (B)	240,176	259,244
6.50%, 05/01/2035 - 02/25/2043	3,184,245	3,659,643
6.50%, 09/25/2043 (B)	199,074	227,008
7.00%, 02/25/2043 - 07/25/2043	522,291	614,844
7.50%, 02/01/2038 - 09/25/2043	832,271	967,742
8.50%, 09/01/2015	16,541	16,692
10.00%, 03/17/2026 - 10/01/2030	657,382	740,505
11.00%, 02/17/2021	144,647	144,567
Freddie Mac, IO 7.55%, 08/15/2036 (B)	1,493,733	292,757
Freddie Mac REMIC
0.40%, 08/15/2023 (B)	597,614	598,728
0.45%, 06/15/2024 - 03/15/2036 (B)	423,796	424,297
0.55%, 02/15/2033 (B)	959,352	961,584
0.56%, 07/15/2037 (B)	2,125,684	2,113,449
1.35%, 07/15/2039 (B)	229,223	233,130
4.00%, 11/15/2041 - 12/15/2041	2,712,026	2,819,859
4.50%, 06/15/2018 - 07/15/2039	6,782,275	7,295,447
5.00%, 12/15/2023 - 07/15/2041	8,506,770	9,311,474
5.30%, 01/15/2033	1,037,256	1,132,588
5.50%, 02/15/2022 - 01/15/2039	6,503,907	7,147,540
5.50%, 05/15/2041 (B)	3,095,380	3,433,251
5.72%, 10/15/2038 (B)	691,241	755,844
5.75%, 10/15/2035	204,081	210,473
6.00%, 05/15/2034 - 06/15/2038	5,157,781	5,609,717

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac REMIC (continued)
6.25%, 10/15/2023	$ 563,058	$ 617,603
6.50%, 08/15/2021 - 07/15/2036	4,368,428	4,847,562
6.73%, 11/15/2021 (B)	608,043	650,387
7.00%, 12/15/2036	1,615,956	1,929,568
7.20%, 11/15/2046 (B)	1,817,068	2,184,708
7.50%, 11/15/2036 - 12/15/2036	1,982,789	2,342,662
8.00%, 06/15/2035 (B)	101,928	107,875
8.85%, 11/15/2033 (B)	164,315	181,317
14.57%, 06/15/2033 (B)	84,550	106,817
16.99%, 02/15/2040 (B)	500,000	745,998
17.07%, 02/15/2038 (B)	42,812	53,210
19.76%, 07/15/2035 (B)	80,659	105,342
20.53%, 08/15/2031 (B)	102,690	147,918
21.39%, 05/15/2035 (B)	100,514	143,939
24.07%, 06/15/2035 (B)	112,599	170,615
Freddie Mac REMIC, IO
2.04%, 01/15/2040 (B)	2,000,283	127,446
3.50%, 09/15/2024	778,849	45,124
4.00%, 11/15/2029 - 10/15/2037	8,135,870	769,596
4.50%, 12/15/2024 - 07/15/2037	3,877,949	395,152
5.00%, 04/15/2032 - 08/15/2040	5,398,416	792,201
5.50%, 07/15/2037	118,154	5,376
5.85%, 11/15/2037 - 10/15/2040 (B)	3,366,712	534,766
5.90%, 05/15/2038 (B)	822,082	112,262
5.95%, 05/15/2039 (B)	727,061	93,807
6.10%, 12/15/2039 (B)	935,420	125,563
6.19%, 12/15/2039 (B)	1,257,807	217,731
6.25%, 01/15/2037 (B)	391,600	53,397
6.30%, 11/15/2037 (B)	69,743	10,328
6.65%, 09/15/2039 (B)	728,263	107,397
Freddie Mac REMIC, PO 03/15/2019 - 01/15/2040	7,948,796	7,316,196
Ginnie Mae
0.35%, 04/16/2037 (B)	137,274	137,044
0.61%, 03/20/2060 (B)	867,278	868,709
0.76%, 02/20/2064 (B)	3,040,368	3,056,017
0.81%, 05/20/2061 (B)	1,468,968	1,474,726
0.86%, 05/20/2061 (B)	1,646,426	1,655,031
5.50%, 05/16/2019 - 09/20/2039	7,556,559	8,431,539
5.75%, 02/20/2036 - 10/20/2037	1,965,032	2,183,256
5.84%, 10/20/2033 (B)	534,585	593,414
6.00%, 11/20/2033 - 08/20/2038	1,363,240	1,546,335
6.13%, 06/16/2031	1,584,000	1,851,498
6.50%, 04/20/2028 - 12/15/2035	2,591,025	2,958,125
7.00%, 09/20/2034 (B)	35,203	36,828
7.00%, 08/16/2039 - 10/16/2040	1,767,680	2,057,460
7.50%, 03/17/2033 (B)	117,953	128,810
7.50%, 09/16/2035 - 10/15/2037	560,529	635,307
8.85%, 04/20/2034 (B)	155,302	170,346
14.43%, 11/17/2032 (B)	61,121	78,670
17.06%, 02/20/2034 (B)	73,387	102,357
22.74%, 04/20/2037 (B)	370,418	521,403
Ginnie Mae, IO
4.00%, 09/16/2037	3,316,648	414,285
5.68%, 02/20/2038 (B)	199,595	28,689
5.75%, 09/20/2038 (B)	1,429,204	205,654
5.80%, 02/20/2039 - 06/20/2039 (B)	619,549	88,586
5.85%, 02/20/2038 (B)	1,965,850	292,222

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
5.89%, 02/20/2039 (B)	$ 200,976	$ 29,536
5.90%, 08/16/2039 (B)	1,062,140	155,304
5.94%, 09/20/2039 (B)	1,361,386	195,936
5.95%, 11/20/2034 - 08/20/2039 (B)	3,496,921	505,529
6.00%, 07/20/2038 (B)	1,396,761	210,699
6.05%, 03/20/2037 - 06/20/2038 (B)	2,881,468	414,188
6.15%, 03/20/2039 (B)	167,905	18,994
6.25%, 12/20/2038 - 11/16/2039 (B)	2,296,572	309,384
6.38%, 12/20/2037 (B)	94,376	14,237
6.40%, 11/16/2033 - 11/20/2037 (B)	322,827	54,555
6.45%, 05/20/2041 (B)	808,878	194,665
6.50%, 09/20/2033 (B)	480,689	19,172
6.50%, 03/20/2039	129,153	23,397
6.53%, 07/20/2037 (B)	863,277	149,097
6.55%, 06/20/2037 (B)	1,493,785	259,481
7.15%, 12/20/2038 (B)	973,902	174,932
7.45%, 09/20/2038 (B)	111,973	21,061
7.55%, 04/16/2038 (B)	67,270	14,073
Ginnie Mae, PO 09/15/2031 - 12/20/2040	3,383,274	3,104,659
Government Trust Certificate Zero Coupon, 10/01/2015 - 04/01/2020	19,890,000	17,963,765
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A 2.40%, 12/08/2020	265,180	269,863
Residual Funding Corp., PO 10/15/2019 - 10/15/2020	4,900,000	4,292,526
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	235,422
5.25%, 09/15/2039	40,000	46,778
5.88%, 04/01/2036	2,325,000	2,924,304
Tennessee Valley Authority, PO 05/01/2019 - 11/01/2025	2,500,000	1,748,701
Texas Tax Lien Collateralized 1.60%, 05/15/2029	227,000	226,989

Total U.S. Government Agency Obligations (cost $441,686,232)		448,820,519

FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
African Development Bank 8.80%, 09/01/2019	500,000	642,188
Corp. Andina de Fomento 3.75%, 01/15/2016	795,000	830,696
Israel Government AID Bond
Zero Coupon, 03/15/2019	10,000,000	9,068,460
Series 2002-Z
Zero Coupon, 09/15/2019 - 09/15/2020	15,496,000	13,480,992
Series 2008-Z
Zero Coupon, 02/15/2020	6,500,000	5,680,695
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,557,621
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	888,773
Mexico Government International Bond Series 2012-1, Class A2 5.75%, 10/12/2110	550,000	551,375
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021 (A)	731,000	743,793
4.75%, 03/08/2044	688,000	663,920
5.55%, 01/21/2045	190,000	205,675

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland Government International Bond 4.00%, 01/22/2024	$ 333,000	$ 335,831
Province of Ontario Canada 1.65%, 09/27/2019	780,000	761,077
Province of Quebec Canada, Series MTN 6.35%, 01/30/2026	285,000	353,594
Turkey Government International Bond
5.75%, 03/22/2024	365,000	390,550
6.63%, 02/17/2045	208,000	231,920

Total Foreign Government Obligations (cost $36,101,213)		36,387,160

MORTGAGE-BACKED SECURITIES - 11.1%
A10 Securitization LLC Series 2012-1, Class A 3.49%, 04/15/2024 - 144A	593,695	596,379
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	1,573,000	1,571,471
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	249,635
Alternative Loan Trust, PO Series 2002-7 08/25/2032	88,693	76,504
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A (B)	165,295	170,870
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (B)	1,029,870	1,039,454
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (B)	147,214	148,384
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A (B)	1,139,925	1,173,255
ASG Resecuritization Trust
Series 2009-1, Class A60
2.20%, 06/26/2037 - 144A (B)	86,389	84,946
Series 2009-2, Class A55
4.83%, 05/24/2036 - 144A (B)	49,740	50,128
Series 2009-2, Class G60
4.83%, 05/24/2036 - 144A (B)	400,000	409,460
Series 2009-3, Class A65
2.08%, 03/26/2037 - 144A (B)	773,109	773,465
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	76,481	79,300
Series 2010-4, Class 2A20
0.31%, 11/28/2036 - 144A (B)	28,829	28,757
Series 2011-1, Class 3A50
2.44%, 11/28/2035 - 144A (B)	425,306	417,048
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	109,514	115,423
Series 2003-11, Class 2A1
6.00%, 01/25/2034	146,049	152,194
Series 2003-7, Class 2A4
5.00%, 09/25/2018	201,502	204,204
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	61,867	63,426
Series 2004-1, Class 1A1
6.00%, 02/25/2034	443,325	469,551

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Alternative Loan Trust (continued)
Series 2004-1, Class 5A1
5.50%, 02/25/2019	$ 42,135	$ 43,207
Series 2004-8, Class 3A1
5.50%, 09/25/2019	64,331	67,272
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	589,692	639,056
Series 2006-4, Class A4
5.63%, 07/10/2046	490,725	530,769
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	242,633
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	481,005	505,100
Series 2004-C, Class 1A1
5.08%, 12/20/2034 (B)	103,299	102,567
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	1,750,103	1,760,468
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	393,607	391,030
Banc of America Funding Trust
Series 2010-R11A, Class 1A6
5.16%, 08/26/2035 - 144A (B)	378,420	387,014
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	360,921	370,721
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class AM 4.73%, 07/10/2043	800,000	824,706
Banc of America Mortgage Trust
Series 2003-3, Class 2A1
0.70%, 05/25/2018 (B)	49,317	47,627
Series 2003-4, Class 2A1
0.70%, 06/25/2018 (B)	132,015	128,320
Series 2003-6, Class 2A1
0.60%, 08/25/2018 (B)	58,963	58,522
Series 2003-C, Class 3A1
2.62%, 04/25/2033 (B)	163,023	167,103
Series 2003-E, Class 2A2
2.86%, 06/25/2033 (B)	298,775	298,399
Series 2004-3, Class 1A26
5.50%, 04/25/2034	448,574	462,931
Series 2004-3, Class 3A1
5.00%, 04/25/2019	53,498	54,683
Series 2004-5, Class 4A1
4.75%, 06/25/2019	34,542	35,066
Series 2004-C, Class 2A2
2.70%, 04/25/2034 (B)	543,662	551,811
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	44,943	45,924
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A (B)	267,119	278,373
Series 2009-RR14, Class 3A2
2.57%, 08/26/2035 - 144A (B)	499,968	502,176
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	280,736	288,736

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A (B)	$ 479,799	$ 487,130
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (B)	198,764	203,145
Series 2010-RR5, Class 2A5
5.37%, 04/26/2037 - 144A (B)	490,004	498,530
Series 2010-RR6, Class 22A3
4.46%, 06/26/2036 - 144A (B)	374,468	384,347
Series 2010-RR7, Class 16A1
0.83%, 02/26/2047 - 144A (B)	279,528	276,688
Series 2010-RR7, Class 1A5
4.98%, 04/26/2035 - 144A (B)	267,840	268,135
Series 2010-RR7, Class 2A1
2.20%, 07/26/2045 - 144A (B)	912,985	922,205
Series 2010-RR8, Class 3A3
5.06%, 05/26/2035 - 144A (B)	197,768	201,799
Series 2010-RR8, Class 3A4
5.06%, 05/26/2035 - 144A (B)	773,000	734,393
Series 2011-RR10, Class 2A1
1.01%, 09/26/2037 - 144A (B)	1,741,650	1,593,340
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A (B)	719,019	740,238
Series 2011-RR5, Class 11A3
0.30%, 05/28/2036 - 144A (B)	587,097	551,376
Series 2011-RR5, Class 14A3
2.70%, 07/26/2036 - 144A (B)	267,871	266,820
Series 2012-RR10, Class 3A1
0.35%, 05/26/2036 - 144A (B)	655,343	619,225
Series 2012-RR2, Class 1A1
0.32%, 08/26/2036 - 144A (B)	726,353	706,603
Series 2012-RR3, Class 2A5
2.10%, 05/26/2037 - 144A (B)	961,700	964,639
Bear Stearns Alt-A Trust Series 2005-2, Class 1A1 0.65%, 03/25/2035 (B)	333,394	321,517
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.46%, 07/25/2033 (B)	120,015	119,757
Series 2004-2, Class 14A
2.96%, 05/25/2034 (B)	95,866	95,573
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW11, Class A4 5.61%, 03/11/2039 (B)	200,000	213,099
Bear Stearns Commercial Mortgage Securities Trust, IO Series 2005-PWR8, Class X1 0.93%, 06/11/2041 - 144A (B)	12,593,704	80,272
CAM Mortgage Trust Series 2014-1, Class A 3.35%, 12/15/2053 - 144A (B)	248,249	248,639
CD Commercial Mortgage Trust, IO Series 2007-CD4, Class XC 0.56%, 12/11/2049 - 144A (B)	37,107,145	333,853
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	453,148	472,228

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust (continued)
Series 2007-A1, Class 1A3
2.64%, 02/25/2037 (B)	$ 1,850,681	$ 1,861,223
Series 2007-A1, Class 2A1
2.71%, 02/25/2037 (B)	390,278	390,874
Series 2007-A1, Class 7A1
2.64%, 02/25/2037 (B)	287,523	290,193
Series 2007-A1, Class 9A1
2.66%, 02/25/2037 (B)	133,367	132,043
Series 2007-A2, Class 1A1
2.72%, 07/25/2037 (B)	74,060	74,273
Series 2007-A2, Class 2A1
2.66%, 07/25/2037 (B)	491,353	494,306
CHL Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	399,937	417,801
Series 2003-50, Class A1
5.00%, 11/25/2018	209,555	215,147
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	676,692	708,980
Series 2004-3, Class A26
5.50%, 04/25/2034	345,990	360,804
Series 2004-3, Class A4
5.75%, 04/25/2034	518,986	536,678
Series 2004-5, Class 1A4
5.50%, 06/25/2034	515,951	550,015
Series 2004-8, Class 2A1
4.50%, 06/25/2019	41,692	42,939
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	76,582	77,487
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (B)	440,000	454,949
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	544,072
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	270,982	281,535
Series 2005-2, Class 2A11
5.50%, 05/25/2035	273,618	282,049
Series 2008-AR4, Class 1A1A
2.69%, 11/25/2038 - 144A (B)	1,025,696	1,037,252
Series 2009-10, Class 1A1
2.42%, 09/25/2033 - 144A (B)	581,561	590,439
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A (B)	557,833	588,365
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A (B)	190,810	192,779
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	3,712,809	3,826,718
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	3,242,175	3,347,837
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	582,521	623,887
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,032,064

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COBALT CMBS Commercial Mortgage Trust, IO Series 2006-C1 0.98%, 08/15/2048 (B)	$ 18,827,863	$ 343,891
COMM Mortgage Trust, IO Series 2012-CR2, Class XA 2.09%, 08/15/2045 (B)	2,201,836	239,254
Commercial Mortgage Asset Trust Series 1999-C1, Class D 7.31%, 01/17/2032 (B)	122,769	122,796
Commercial Mortgage Trust Series 2005-GG3, Class AJ 4.86%, 08/10/2042 (B)	220,000	225,016
Credit Suisse Commercial Mortgage Trust Series 2006-C2, Class A3 5.86%, 03/15/2039 (B)	1,600,000	1,705,875
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	188,896	197,909
Series 2003-27, Class 5A4
5.25%, 11/25/2033	261,303	267,049
Series 2003-29, Class 5A1
7.00%, 12/25/2033	205,424	218,135
Series 2003-29, Class 8A1
6.00%, 11/25/2018	80,191	82,823
Series 2003-AR15, Class 3A1
2.82%, 06/25/2033 (B)	255,770	253,660
Series 2004-4, Class 2A4
5.50%, 09/25/2034	439,200	479,985
Series 2004-5, Class 3A1
5.25%, 08/25/2019	215,806	221,821
Series 2004-8, Class 1A4
5.50%, 12/25/2034	484,347	524,395
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	414,734
Credit Suisse Mortgage Capital Certificates Series 2009-3R, Class 19A3 6.00%, 01/27/2038 - 144A	203,490	212,289
CSMC Trust
Series 2010-11R, Class A6
1.16%, 06/28/2047 - 144A (B)	1,506,805	1,441,443
Series 2010-16, Class A3
3.81%, 06/25/2050 - 144A (B)	400,000	396,773
Series 2010-16, Class A4
3.81%, 06/25/2050 - 144A (B)	1,000,000	980,589
Series 2010-17R, Class 1A1
2.38%, 06/26/2036 - 144A (B)	240,858	247,460
Series 2010-1R, Class 5A1
4.96%, 01/27/2036 - 144A (B)	231,396	238,010
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (B)	356,390	360,355
Series 2011-1R, Class A1
1.16%, 02/27/2047 - 144A (B)	272,789	272,391
Series 2011-6R, Class 3A1
2.77%, 07/28/2036 - 144A (B)	455,589	458,310
Series 2011-7R, Class A1
1.40%, 08/28/2047 - 144A (B)	128,519	128,396

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2011-9R, Class A1
2.16%, 03/27/2046 - 144A (B)	$ 1,335,768	$ 1,342,092
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (B)	880,083	875,693
DBRR Trust, IO Series 2011-C32, Class A3X1 2.02%, 06/17/2049 - 144A (B)	6,000,000	300,462
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-1, Class 2A1 5.72%, 02/25/2020 (B)	173,797	180,054
Deutsche Mortgage Securities, Inc., Re-REMIC Trust Series 2009-RS2, Class 4A1 0.28%, 04/26/2037 - 144A (B)	70,639	70,034
FDIC Trust Series 2013-N1, Class A 4.50%, 10/25/2018 - 144A	158,821	161,224
First Horizon Mortgage Pass-Through Trust
Series 2003-8, Class 2A1
4.50%, 09/25/2018	35,923	36,340
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (B)	523,943	524,514
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class AJ 4.83%, 06/10/2048 (B)	1,000,000	1,034,356
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4
2.98%, 10/19/2033 (B)	131,579	130,135
Series 2003-AR2, Class 2A4
2.87%, 12/19/2033 (B)	855,289	864,344
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,098,942	1,154,676
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	95,551	98,227
GS Mortgage Securities Trust, IO Series 2006-GG8, Class X 0.78%, 11/10/2039 - 144A (B)	9,437,579	111,486
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF 0.50%, 09/25/2035 - 144A (B)	1,253,102	1,072,880
GSMPS Mortgage Loan Trust, IO Series 2005-RP3, Class 1AS 4.86%, 09/25/2035 - 144A (B)	939,826	132,588
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	848,670	872,836
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	925,827	964,995
Series 2005-5F, Class 8A3
0.65%, 06/25/2035 (B)	55,604	53,667
Impac CMB Trust Series 2005-4, Class 2A1 0.45%, 05/25/2035 (B)	303,436	306,148
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1 5.50%, 08/25/2033	95,772	100,977

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (B)	$ 647,567	$ 635,162
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (B)	542,978	531,302
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ
5.55%, 08/12/2037 (B)	700,000	727,927
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	1,302,104	1,404,959
Series 2006-CB16, Class A4
5.55%, 05/12/2045	97,304	104,907
Series 2006-LDP9, Class A3SF
0.31%, 05/15/2047 (B)	426,275	424,620
JPMorgan Chase Commercial Mortgage Securities Trust, IO Series 2006-CB15, Class X1 0.41%, 06/12/2043 (B)	42,726,612	241,875
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.75%, 07/25/2034 (B)	103,637	106,959
Series 2004-A4, Class 1A1
2.77%, 09/25/2034 (B)	121,515	125,694
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	33,755	35,200
Series 2005-A1, Class 3A4
3.19%, 02/25/2035 (B)	321,198	326,998
Series 2006-A2, Class 5A3
2.55%, 11/25/2033 (B)	727,467	727,584
Series 2006-A3, Class 6A1
2.71%, 08/25/2034 (B)	78,698	79,583
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1
2.69%, 09/26/2036 - 144A (B)	205,909	207,698
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	228,386	228,233
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4 6.03%, 06/15/2038 (B)	392,175	426,121
LB-UBS Commercial Mortgage Trust, IO Series 2006-C1, Class XCL 0.53%, 02/15/2041 - 144A (B)	22,716,953	127,192
LVII Resecuritization Trust Series 2009-3, Class M3 5.36%, 11/27/2037 - 144A (B)	600,000	609,621
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (B)	780,683	792,001
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (B)	527,039	538,231
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	96,592	103,744
Series 2004-5, Class 5A1
4.75%, 06/25/2019	95,952	98,772
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	661,303	696,054

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust (continued)
Series 2003-2, Class 1A1
5.00%, 03/25/2018	$ 42,165	$ 42,444
Series 2003-3, Class 3A18
5.50%, 04/25/2033	188,894	190,518
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	273,615	295,099
MASTR Re-REMIC Trust, PO Series 2005, Class 3 05/28/2035 - 144A	106,578	85,263
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A
2.64%, 07/25/2033 (B)	111,806	115,165
Series 2003-A5, Class 2A6
2.37%, 08/25/2033 (B)	111,818	113,702
Series 2004-1, Class 2A1
2.15%, 12/25/2034 (B)	444,132	448,116
Series 2004-A4, Class A2
2.46%, 08/25/2034 (B)	192,848	198,789
Series 2004-D, Class A2
1.05%, 09/25/2029 (B)	318,147	311,070
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.55%, 01/12/2044 (B)	500,000	534,483
Series 2006-C1, Class A4
5.86%, 05/12/2039 (B)	730,000	784,989
ML-CFC Commercial Mortgage Trust, IO Series 2006-4, Class XC 0.26%, 12/12/2049 - 144A (B)	14,545,560	176,423
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.83%, 06/11/2042 (B)	200,000	223,751
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	681,724
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.69%, 12/15/2043 - 144A (B)	33,406,161	380,596
Series 2006-T21, Class X
0.33%, 10/12/2052 - 144A (B)	85,792,356	398,591
Series 2007-HQ11, Class X
0.39%, 02/12/2044 - 144A (B)	54,129,608	273,355
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.70%, 04/25/2034 (B)	420,593	444,095
Morgan Stanley Re-REMIC Trust
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	163,851	164,259
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	236,139	236,139
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,469,964	1,478,695
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	500,000	427,500
OnDeck Asset Securitization Trust
Series 2014-1A, Class A
3.15%, 05/17/2018 - 144A (C)	651,000	650,866
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	168,450	177,327

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	$ 13,589	$ 11,563
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.50%, 05/25/2035 (B)	343,935	351,298
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	57,109	57,391
Series 2003-QS13, Class A5
0.80%, 07/25/2033 (B)	318,019	303,243
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,436,452	1,468,525
Series 2003-QS18, Class A1
5.00%, 09/25/2018	81,522	83,527
Series 2004-QS7, Class A4
5.50%, 05/25/2034	416,580	426,803
RAMP Trust
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (B)	570,509	568,639
Series 2004-SL2, Class A3
7.00%, 10/25/2031	287,054	302,617
Series 2005-EFC5, Class A3
0.49%, 10/25/2035 (B)	332,589	328,737
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (B)	827,130	784,304
RBSSP Re-REMIC Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	480,484	517,715
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (B)	484,215	495,463
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	379,326	388,591
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	29,148	29,696
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	53,332	54,453
Series 2003-S4, Class A4
5.75%, 03/25/2033	361,445	370,944
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.62%, 09/25/2033 (B)	321,779	329,029
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A (B)	22,088	21,635
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.45%, 12/20/2034 (B)	641,465	640,042
Series 2004-11, Class A3
0.45%, 12/20/2034 (B)	585,639	563,193
Series 2004-12, Class A3
0.67%, 01/20/2035 (B)	332,988	305,250
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (B)	1,080,561	1,129,380
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (B)	1,500,000	1,640,184

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	$ 1,000,000	$ 1,070,209
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	1,200,000	1,256,288
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	534,000	531,263
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	471,000	475,687
Series 2012-3A, Class M3
4.44%, 12/25/2059 - 144A (B)	253,000	260,550
Series 2012-3A, Class M4
5.30%, 12/25/2059 - 144A (B)	146,000	151,126
Series 2013-3A, Class A
1.87%, 09/25/2057 - 144A (B)	780,471	780,410
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.81%, 10/19/2034 (B)	519,526	495,451
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.79%, 09/25/2043 (B)	320,652	312,142
Series 2004-1, Class II2A
1.62%, 03/25/2044 (B)	178,482	175,089
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.55%, 08/15/2039 (B)	210,986	215,459
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	1,386,000	1,381,552
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	659,961
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.94%, 05/10/2063 - 144A (B)	6,089,085	529,769
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	296,565	342,393
Series 1998-2, Class 1G
6.75%, 06/15/2028	566,076	645,821
VFC LLC
Series 2013-1, Class A
3.13%, 03/20/2026 - 144A	172,313	174,278
VNDO Mortgage Trust Series 2012-6AVE, Class A 3.00%, 11/15/2030 - 144A	1,000,000	970,543
VOLT NPL X LLC Series 2013-NPL4, Class A1 3.96%, 11/25/2053 - 144A (B)	185,994	187,333
Wachovia Bank Commercial Mortgage Trust Series 2004-C11, Class A5 5.22%, 01/15/2041 (B)	359,864	360,348

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, IO Series 2006-C24, Class XC 0.28%, 03/15/2045 - 144A (B)	$ 138,124,228	$ 374,317
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	661,459	668,586
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (B)	235,069	238,827
Series 2003-AR8, Class A
2.41%, 08/25/2033 (B)	90,915	92,180
Series 2003-AR9, Class 1A6
2.42%, 09/25/2033 (B)	400,227	408,280
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	412,778	424,968
Series 2003-S4, Class 2A10
17.04%, 06/25/2033 (B)	23,867	27,401
Series 2003-S9, Class A8
5.25%, 10/25/2033	274,132	281,772
Series 2004-AR3, Class A1
2.41%, 06/25/2034 (B)	58,065	59,161
Series 2004-AR3, Class A2
2.41%, 06/25/2034 (B)	597,245	608,517
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	275,560	285,005
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	322,234	337,529
Series 2004-S1, Class 1A3
0.55%, 03/25/2034 (B)	1,584	1,585
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	500,486	525,097
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	224,852	236,296
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	115,804	127,271
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (B)	31,330	32,166
Series 2004-4, Class A9
5.50%, 05/25/2034	359,421	370,160
Series 2004-EE, Class 2A1
2.61%, 12/25/2034 (B)	286,055	292,265
Series 2004-EE, Class 2A2
2.61%, 12/25/2034 (B)	71,514	73,344
Series 2004-EE, Class 3A1
2.69%, 12/25/2034 (B)	70,390	71,560
Series 2004-EE, Class 3A2
2.69%, 12/25/2034 (B)	105,584	107,802
Series 2004-I, Class 1A1
2.64%, 07/25/2034 (B)	1,035,364	1,049,058
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	1,711,681	1,749,454
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (B)	882,097	907,517

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-U, Class A1
2.64%, 10/25/2034 (B)	$ 1,038,951	$ 1,045,401
Series 2004-V, Class 1A1
2.62%, 10/25/2034 (B)	172,430	178,777
Series 2004-V, Class 1A2
2.62%, 10/25/2034 (B)	76,978	79,174
Series 2004-W, Class A9
2.62%, 11/25/2034 (B)	264,498	272,758
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (B)	1,246,009	1,267,363
Series 2005-AR8, Class 2A1
2.63%, 06/25/2035 (B)	391,867	395,568
Series 2005-AR9, Class 2A1
2.64%, 10/25/2033 (B)	153,862	156,539
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 - 144A (B)	439,217	442,076
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	1,394,240	1,394,673
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4 4.38%, 03/15/2044 - 144A	550,000	593,630

Total Mortgage-Backed Securities (cost $118,451,813)		122,794,782

ASSET-BACKED SECURITIES - 5.3%
ABFC Trust Series 2005-AQ1, Class A4 5.01%, 06/25/2035 (B)	581,711	588,481
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.95%, 12/27/2022 - 144A (B)	826,347	833,438
Series 2013-1A, Class A
0.95%, 12/26/2044 - 144A (B)	1,416,588	1,416,676
Ally Auto Receivables Trust Series 2013-2, Class A3 0.79%, 01/15/2018	574,000	575,786
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	250,672	251,245
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	86,947	87,151
Series 2014-2, Class A
0.99%, 10/10/2017 - 144A	1,658,000	1,656,860
Series 2014-2, Class B
2.26%, 03/10/2020 - 144A	295,000	294,712
Ascentium Equipment Receivables LLC Series 2012-1A, Class A 1.83%, 09/15/2019 - 144A	110,352	110,308
AXIS Equipment Finance Receivables II LLC Series 2013-1A, Class A 1.75%, 03/20/2017 - 144A	629,778	630,070
BXG Receivables Note Trust Series 2012-A, Class A 2.66%, 12/02/2027 - 144A	695,995	694,102

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46%, 12/17/2018 - 144A	$ 423,322	$ 423,468
CarMax Auto Owner Trust Series 2013-4, Class A3 0.80%, 07/16/2018	185,000	185,254
Chase Funding Trust
Series 2003-2, Class 2A2
0.71%, 02/25/2033 (B)	436,482	407,985
Series 2003-6, Class 1A4
4.50%, 11/25/2034	93,228	93,365
Series 2003-6, Class 1A5
5.32%, 11/25/2034 (B)	500,000	516,068
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	461,886	475,332
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	128,500	130,621
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	1,000,916	1,014,856
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	1,379,568	1,385,535
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	404,597	404,799
CPS Auto Trust Series 2012-C, Class A 1.82%, 12/16/2019 - 144A	631,986	637,055
Credit Acceptance Auto Loan Trust Series 2011-1, Class A 2.61%, 03/15/2019 - 144A	158,028	158,654
CVS Pass-Through Trust 5.93%, 01/10/2034 - 144A	631,445	711,621
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	400,471	401,237
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	670,745	671,724
First Investors Auto Owner Trust Series 2012-2A, Class A2 1.47%, 05/15/2018 - 144A	351,755	353,525
Flagship Credit Auto Trust
Series 2014-1, Class A
1.21%, 04/15/2019 - 144A	615,000	614,954
Series 2014-1, Class B
2.55%, 02/18/2020 - 144A	95,000	94,979
Ford Credit Auto Lease Trust Series 2014-A, Class A2A 0.50%, 10/15/2016	265,000	265,137
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 - 144A (B)	352,717	353,247
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (B)	445,081	445,935
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	1,300,000	1,301,170

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes (continued)
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	$ 2,000,000	$ 2,001,000
Series 2013-T7, Class A7
1.98%, 11/15/2046 - 144A	714,000	712,858
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	487,000	490,409
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	2,000,000	2,001,600
Honda Auto Receivables Owner Trust Series 2014-1, Class A2 0.41%, 09/21/2016	2,031,000	2,030,504
HSBC Home Equity Loan Trust
Series 2006-1, Class A1
0.31%, 01/20/2036 (B)	96,542	96,024
Series 2007-1, Class AS
0.35%, 03/20/2036 (B)	98,090	97,111
Series 2007-3, Class APT
1.35%, 11/20/2036 (B)	71,759	71,922
KGS Alpha SBA Coof Trust 0.86%, 08/25/2038	8,157,810	322,488
Lake Country Mortgage Loan Trust Series 2006-HE1, Class A3 0.50%, 07/25/2034 - 144A (B)	197,237	196,417
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, Class M2 2.40%, 03/25/2032 (B)	667,709	667,256
New Residential Advance Receivables Trust Advance Receivables Backed Series T1, Class A1 1.27%, 03/15/2045 - 144A	1,612,000	1,612,322
Newcastle Investment Trust Series 2011-MH1, Class A 2.45%, 12/10/2033 - 144A	78,607	78,590
Nissan Auto Receivables Owner Trust Series 2014-A, Class A2 0.42%, 11/15/2016	576,000	576,176
Normandy Mortgage Loan Trust Series 2013-NPL3, Class A 4.95%, 09/16/2043 - 144A (B)	979,207	974,311
NYMT Residential LLC Series 2013-RP3A 4.85%, 09/25/2018 - 144A (B)	656,000	656,000
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 - 144A	1,130,000	1,129,977
Series 2014-1A, Class B
3.24%, 06/18/2024 - 144A	161,000	160,895
PennyMac Loan Trust Series 2012-NPL1, Class A 3.42%, 05/28/2052 - 144A (B)	233,328	232,663
RBSHD Trust Series 2013-1A, Class A 4.69%, 10/25/2047 - 144A (B)	799,602	808,560

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RMAT Series 2012-1A, Class A1 2.73%, 08/26/2052 - 144A (B)	$ 282,805	$ 284,090
Santander Drive Auto Receivables Trust Series 2011-S2A, Class B 2.06%, 06/15/2017 - 144A	38,547	38,550
Saxon Asset Securities Trust Series 2003-1, Class AF6 4.80%, 06/25/2033 (B)	187,805	190,018
SNAAC Auto Receivables Trust Series 2014-1A, Class A 1.03%, 09/17/2018 - 144A	500,000	500,132
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	3,000,000	3,018,303
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,867,000	1,863,998
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	292,000	290,923
Stanwich Mortgage Loan Co. LLC
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	444,627	445,616
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	98,312	98,312
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.62%, 12/25/2033 (B)	157,954	159,200
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (B)	531,401	566,416
Series 2005-NC1, Class A11
4.67%, 02/25/2035 (B)	879,964	887,133
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2
3.45%, 02/25/2032	208,720	207,707
Series 2003-16, Class A3
0.65%, 06/25/2033 (B)	33,777	33,398
Series 2003-32, Class 1A1
5.50%, 11/25/2033 (B)	99,249	102,769
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	117,625	120,275
Series 2003-35, Class 3A1
0.65%, 12/25/2033 (B)	220,848	217,828
Series 2004-5H, Class A4
5.54%, 12/25/2033	538,094	553,440
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (B)	445,066	457,443
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (B)	445,066	458,342
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.55%, 10/15/2015 - 144A (B)	2,219,000	2,245,697
US Residential Opportunity Fund Trust
Series 2014-1A
3.47%, 03/25/2034 - 144A (B)	739,347	743,783
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (B)	776,863	781,454

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (B)	$ 1,039,798	$ 1,046,296
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (B)	1,472,881	1,480,687
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (B)	1,200,638	1,207,001
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 - 144A (B)	1,601,885	1,607,421
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 - 144A (B)	1,638,845	1,645,072
VOLT XXIV LLC
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 - 144A (B)	2,827,981	2,832,399
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	609,172	617,171
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	848,379	855,276

Total Asset-Backed Securities (cost $58,069,970)		58,658,583

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
American Municipal Power, Inc. (Revenue Bonds)
Series B
7.50%, 02/15/2050	640,000	865,139
New York State Dormitory Authority (Revenue Bonds) 5.60%, 03/15/2040	280,000	330,436
Ohio State University (Revenue Bonds)
Series A
4.80%, 06/01/2111	1,370,000	1,361,520
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	970,000	938,756
Series B
5.65%, 11/01/2040	485,000	565,612
State of California (General Obligation Unlimited) 7.30%, 10/01/2039	520,000	709,696
State of Illinois (General Obligation Unlimited) 5.10%, 06/01/2033	85,000	84,816

Total Municipal Government Obligations (cost $4,486,545)		4,855,975

CORPORATE DEBT SECURITIES - 20.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 5.20%, 08/15/2015 - 144A	380,000	399,866
BAE Systems PLC 5.80%, 10/11/2041 - 144A	439,000	495,322
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	114,513
4.25%, 11/15/2019	150,000	165,178
4.85%, 09/15/2041	190,000	205,080

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Aerospace & Defense (continued)
United Technologies Corp.
4.50%, 06/01/2042	$ 257,000	$ 267,438
8.88%, 11/15/2019	250,000	326,071
Air Freight & Logistics - 0.0% (E)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	78,544
8.38%, 04/01/2030 (D)	200,000	289,483
United Parcel Service, Inc. 2.45%, 10/01/2022	186,000	177,541
Airlines - 0.1%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 - 144A	124,000	124,310
American Airlines Pass-Through Trust 5.25%, 07/31/2022	88,523	95,605
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	255,000	259,488
5.98%, 10/19/2023	252,825	287,272
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 11/07/2021	132,980	143,951
4.95%, 11/23/2020	216,795	235,765
5.30%, 10/15/2020	66,403	73,210
Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	335,000	360,270
5.25%, 12/01/2041	970,000	1,054,230
Automobiles - 0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	200,000	207,096
2.88%, 03/10/2021 - 144A	550,000	547,187
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136,000	136,342
7.75%, 01/15/2019	650,000	806,730
8.20%, 01/15/2039	240,000	368,599
Diageo Capital PLC
4.83%, 07/15/2020	90,000	101,014
5.75%, 10/23/2017	230,000	263,289
Heineken NV 1.40%, 10/01/2017 - 144A	400,000	398,629
PepsiCo, Inc. 7.90%, 11/01/2018	21,000	26,314
SABMiller Holdings, Inc. 3.75%, 01/15/2022 - 144A	200,000	206,508
Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020	400,000	414,651
4.50%, 03/15/2020	56,000	60,637
5.15%, 11/15/2041	575,000	607,022
5.65%, 06/15/2042	252,000	285,376
5.75%, 03/15/2040	165,000	189,391
Celgene Corp. 1.90%, 08/15/2017	659,000	668,380
Capital Markets - 1.5%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	531,723
5.45%, 05/15/2019	200,000	229,231
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017 (A)	200,000	206,939
4.60%, 01/15/2020	40,000	44,251

	Principal	Value
Capital Markets (continued)
BlackRock, Inc.
3.38%, 06/01/2022	$ 174,000	$ 177,295
6.25%, 09/15/2017	635,000	734,997
Charles Schwab Corp. 3.23%, 09/01/2022	100,000	99,833
Goldman Sachs Group, Inc.
6.25%, 09/01/2017 (A)	650,000	742,773
6.75%, 10/01/2037	200,000	230,049
Goldman Sachs Group, Inc., Series MTN
5.38%, 03/15/2020	390,000	437,633
7.50%, 02/15/2019	3,475,000	4,219,397
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	450,000	503,910
6.25%, 01/14/2021 - 144A	525,000	591,349
7.63%, 08/13/2019 - 144A	700,000	845,404
Morgan Stanley, Series MTN
5.00%, 11/24/2025 (A)	373,000	387,001
5.55%, 04/27/2017	170,000	189,748
5.63%, 09/23/2019	2,000,000	2,280,390
7.30%, 05/13/2019	1,800,000	2,182,270
Nomura Holdings, Inc.
5.00%, 03/04/2015	350,000	362,364
6.70%, 03/04/2020 (A)	257,000	303,426
Nomura Holdings, Inc., Series MTN 4.13%, 01/19/2016	200,000	210,094
State Street Corp. 3.70%, 11/20/2023	615,000	626,513
Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	174,000	186,053
8.55%, 05/15/2019	456,000	584,568
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173,000	176,759
4.90%, 01/15/2041	125,000	135,772
5.60%, 12/15/2036	550,000	641,236
Ecolab, Inc. 5.50%, 12/08/2041	570,000	659,470
Mosaic Co.
3.75%, 11/15/2021	209,000	212,878
4.25%, 11/15/2023 (A)	223,000	230,817
4.88%, 11/15/2041	253,000	248,270
5.45%, 11/15/2033	472,000	516,865
Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	260,000	308,839
PPG Industries, Inc.
6.65%, 03/15/2018	470,000	546,418
7.40%, 08/15/2019	300,000	366,747
9.00%, 05/01/2021	310,000	403,741
Praxair, Inc. 5.20%, 03/15/2017	150,000	167,122
Union Carbide Corp.
7.50%, 06/01/2025	400,000	484,304
7.75%, 10/01/2096	210,000	246,372

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Commercial Banks - 2.4%
ANZ New Zealand Int’l, Ltd., Series MTN 3.13%, 08/10/2015 - 144A (A)	$ 105,000	$ 108,173
Australia & New Zealand Banking Group, Ltd. 2.40%, 11/23/2016 - 144A	600,000	620,844
Australia & New Zealand Banking Group, Ltd., Series MTN 4.88%, 01/12/2021 - 144A	137,000	152,472
Bank of America Corp., Series MTN
5.88%, 02/07/2042	400,000	468,226
6.40%, 08/28/2017	1,325,000	1,517,713
6.88%, 04/25/2018	600,000	706,863
Bank of Nova Scotia 2.55%, 01/12/2017	855,000	888,792
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, 02/23/2017 - 144A	785,000	806,572
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	276,000	284,026
5.00%, 09/22/2016	100,000	109,340
5.20%, 07/10/2014	125,000	126,106
BB&T Corp.
4.90%, 06/30/2017	550,000	601,070
5.25%, 11/01/2019	90,000	101,877
BB&T Corp., Series MTN 6.85%, 04/30/2019	250,000	303,025
BNZ International Funding, Ltd. 2.35%, 03/04/2019 - 144A	250,000	248,700
Comerica, Inc. 3.00%, 09/16/2015	150,000	154,719
Commonwealth Bank of Australia 2.25%, 03/16/2017 - 144A	530,000	545,748
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	205,000	217,489
4.50%, 01/11/2021 (A)	300,000	328,051
5.80%, 09/30/2110 - 144A	300,000	325,019
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN 2.13%, 10/13/2015	105,000	107,447
Deutsche Bank AG
3.25%, 01/11/2016	400,000	416,500
6.00%, 09/01/2017	190,000	216,319
Deutsche Bank AG, Series MTN 3.88%, 08/18/2014	100,000	101,019
Discover Bank 4.20%, 08/08/2023	250,000	259,757
Fifth Third Bank 1.45%, 02/28/2018	270,000	266,622
HSBC Bank PLC 4.13%, 08/12/2020 - 144A	275,000	293,459
HSBC Holdings PLC
4.88%, 01/14/2022 (A)	1,520,000	1,688,179
5.10%, 04/05/2021	911,000	1,024,966
ING Bank NV 3.75%, 03/07/2017 - 144A	943,000	1,003,271
KeyBank NA
5.70%, 11/01/2017	245,000	272,830
5.80%, 07/01/2014	250,000	252,155

	Principal	Value
Commercial Banks (continued)
Manufacturers & Traders Trust Co. 6.63%, 12/04/2017	$ 250,000	$ 290,852
National Australia Bank, Ltd. 2.00%, 06/20/2017 - 144A (A)	580,000	592,099
Nordea Bank AB
1.63%, 05/15/2018 - 144A	500,000	494,335
3.13%, 03/20/2017 - 144A	570,000	599,492
4.88%, 05/13/2021 - 144A	384,000	408,115
PNC Bank NA 6.88%, 04/01/2018	600,000	706,859
PNC Funding Corp.
5.13%, 02/08/2020	250,000	282,967
5.63%, 02/01/2017	130,000	144,321
6.70%, 06/10/2019	150,000	180,443
Royal Bank of Canada 1.20%, 09/19/2018	400,000	397,588
Stadshypotek AB 1.88%, 10/02/2019 - 144A (A)	530,000	518,117
Svenska Handelsbanken AB 3.13%, 07/12/2016	388,000	406,918
U.S. Bancorp 7.50%, 06/01/2026	111,000	146,678
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	233,000	232,223
4.13%, 05/24/2021 (A)	133,000	143,519
UBS AG, Series MTN
4.88%, 08/04/2020	257,000	286,413
5.88%, 12/20/2017	110,000	125,811
Wachovia Bank NA 6.00%, 11/15/2017	3,100,000	3,561,023
Wells Fargo & Co.
3.68%, 06/15/2016 (D)	390,000	413,196
5.63%, 12/11/2017	150,000	171,243
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A (A)	600,000	621,714
4.88%, 11/19/2019	750,000	840,331
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	124,000	109,430
4.88%, 07/15/2042 (A)	147,000	121,275
Eaton Corp. 7.63%, 04/01/2024	500,000	631,643
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A (A)	65,000	67,038
4.50%, 08/16/2021 - 144A	175,000	187,342
5.63%, 03/15/2042 - 144A	141,000	157,577
6.70%, 06/01/2034 - 144A	331,000	404,117
Pitney Bowes, Inc., Series MTN 5.60%, 03/15/2018 (A)	100,000	109,674
Waste Management, Inc. 4.75%, 06/30/2020	319,000	353,341
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021 (A)	55,000	55,392
3.63%, 03/04/2024 (A)	200,000	203,262
4.45%, 01/15/2020	150,000	165,845

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Communications Equipment (continued)
Cisco Systems, Inc. (continued)
5.50%, 01/15/2040	$ 250,000	$ 289,060
5.90%, 02/15/2039	100,000	121,273
Computers & Peripherals - 0.2%
Apple, Inc.
0.47%, 05/03/2018 (B)	297,000	297,118
2.40%, 05/03/2023 (A)	494,000	461,562
2.85%, 05/06/2021 (C)	302,000	303,356
Hewlett-Packard Co.
4.30%, 06/01/2021	94,000	98,928
4.38%, 09/15/2021	189,000	199,546
4.65%, 12/09/2021	280,000	301,928
6.00%, 09/15/2041 (A)	85,000	93,659
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	211,551
2.88%, 05/08/2022	152,000	149,297
4.38%, 05/08/2042	128,000	129,122
Fluor Corp. 3.38%, 09/15/2021	547,000	553,660
Construction Materials - 0.0% (E)
CRH America, Inc. 6.00%, 09/30/2016	221,000	245,723
Consumer Finance - 0.4%
American Express Co. 7.00%, 03/19/2018	700,000	834,074
Capital One Bank USA NA 3.38%, 02/15/2023	1,000,000	987,777
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	218,844
4.75%, 07/15/2021	625,000	689,843
7.38%, 05/23/2014	75,000	75,261
Caterpillar Financial Services Corp., Series MTN
5.85%, 09/01/2017	150,000	171,047
7.05%, 10/01/2018	150,000	181,642
7.15%, 02/15/2019	100,000	123,091
HSBC Finance Corp. 5.50%, 01/19/2016	260,000	280,017
John Deere Capital Corp. 1.20%, 10/10/2017	306,000	305,042
John Deere Capital Corp., Series MTN
2.25%, 04/17/2019	333,000	335,325
2.75%, 03/15/2022	153,000	149,939
3.15%, 10/15/2021	290,000	294,281
5.75%, 09/10/2018 (A)	100,000	116,122
PACCAR Financial Corp., Series MTN 1.60%, 03/15/2017	197,000	199,078
Diversified Financial Services - 2.1%
American Honda Finance Corp.
1.50%, 09/11/2017 - 144A	200,000	200,628
2.60%, 09/20/2016 - 144A	902,000	937,551
American Honda Finance Corp., Series MTN 7.63%, 10/01/2018 - 144A	300,000	367,061
Associates Corp. of North America 6.95%, 11/01/2018	1,934,000	2,295,422

	Principal	Value
Diversified Financial Services (continued)
Bank of America Corp.
5.63%, 07/01/2020	$ 2,340,000	$ 2,674,236
5.75%, 12/01/2017	220,000	248,924
Bank of America Corp., Series MTN 5.00%, 05/13/2021	75,000	82,648
Berkshire Hathaway, Inc. 3.75%, 08/15/2021 (A)	727,000	772,770
Blackstone Holdings Finance Co. LLC 5.88%, 03/15/2021 - 144A	1,205,000	1,392,649
Citigroup, Inc.
5.38%, 08/09/2020	355,000	402,121
6.00%, 08/15/2017	1,001,000	1,134,083
6.88%, 03/05/2038	110,000	142,363
8.13%, 07/15/2039	100,000	146,736
8.50%, 05/22/2019	550,000	700,738
CME Group, Inc. 3.00%, 09/15/2022 (A)	200,000	198,129
Countrywide Financial Corp. 6.25%, 05/15/2016	550,000	602,235
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	364,400
2.38%, 03/12/2019	600,000	600,110
3.98%, 06/15/2016	555,000	588,566
4.25%, 09/20/2022 (A)	332,000	348,018
General Electric Capital Corp., Series MTN
4.65%, 10/17/2021	900,000	996,081
5.40%, 02/15/2017	400,000	446,180
5.50%, 01/08/2020	1,780,000	2,053,636
5.63%, 05/01/2018	1,573,000	1,802,888
6.00%, 08/07/2019	1,420,000	1,675,501
6.75%, 03/15/2032	485,000	632,005
Invesco Finance PLC 4.00%, 01/30/2024	160,000	164,433
Jefferies Group LLC
6.25%, 01/15/2036	260,000	268,277
6.45%, 06/08/2027	180,000	193,405
8.50%, 07/15/2019	520,000	640,744
MassMutual Global Funding II 2.00%, 04/05/2017 - 144A	370,000	378,420
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	250,000	338,043
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.88%, 08/15/2021	1,300,000	1,361,021
4.30%, 12/15/2042 (A)	455,000	410,580
5.35%, 09/01/2040	898,000	936,833
6.30%, 01/15/2038	500,000	583,399
BellSouth Telecommunications LLC 6.30%, 12/15/2015	65,656	67,765
British Telecommunications PLC
5.95%, 01/15/2018	200,000	228,792
9.63%, 12/15/2030	180,000	283,934
Centel Capital Corp. 9.00%, 10/15/2019	450,000	536,251

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	$ 395,000	$ 464,206
8.75%, 06/15/2030	330,000	477,394
GTP Acquisition Partners I LLC 4.35%, 06/15/2041 - 144A	758,000	801,438
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	400,000	401,204
Orange SA
2.75%, 09/14/2016	350,000	363,669
9.00%, 03/01/2031	430,000	632,888
Qwest Corp. 6.75%, 12/01/2021	800,000	907,381
Telecom Italia Capital SA 6.18%, 06/18/2014	183,000	184,098
Telefonica Emisiones SAU
5.46%, 02/16/2021	91,000	102,462
5.88%, 07/15/2019 (A)	650,000	745,674
6.42%, 06/20/2016	380,000	421,342
Verizon Communications, Inc.
2.50%, 09/15/2016	80,000	82,796
3.45%, 03/15/2021	286,000	292,417
4.50%, 09/15/2020	476,000	518,761
5.05%, 03/15/2034	539,000	565,248
6.40%, 09/15/2033	380,000	458,201
Verizon Global Funding Corp. 5.85%, 09/15/2035	175,000	197,587
Verizon Pennsylvania LLC 8.35%, 12/15/2030	240,000	309,191
Electric Utilities - 1.8%
AEP Texas Central Co. 6.65%, 02/15/2033	100,000	124,993
Alabama Power Co.
5.88%, 12/01/2022	370,000	449,943
6.00%, 03/01/2039	248,000	308,823
6.13%, 05/15/2038	77,000	96,835
American Electric Power Co., Inc. 1.65%, 12/15/2017	83,000	82,902
Appalachian Power Co.
5.95%, 05/15/2033	50,000	57,319
6.38%, 04/01/2036	200,000	245,482
6.70%, 08/15/2037 (A)	425,000	543,720
Arizona Public Service Co.
4.50%, 04/01/2042 (A)	121,000	123,899
5.05%, 09/01/2041 (A)	303,000	337,178
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	216,011
8.88%, 11/15/2018	337,000	429,745
Comision Federal de Electricidad 4.88%, 05/26/2021 - 144A	261,000	273,724
DTE Electric Co.
2.65%, 06/15/2022	68,000	65,830
3.95%, 06/15/2042	101,000	96,682
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	170,609
6.00%, 01/15/2038	133,000	167,521
6.45%, 10/15/2032	100,000	126,434
Duke Energy Indiana, Inc. 3.75%, 07/15/2020	200,000	212,361

	Principal	Value
Electric Utilities (continued)
Duke Energy Progress, Inc.
3.00%, 09/15/2021	$ 610,000	$ 617,738
5.30%, 01/15/2019 (A)	80,000	91,152
Enel Finance International NV 5.13%, 10/07/2019 - 144A	450,000	497,322
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	127,853
5.95%, 10/01/2033 (A)	425,000	527,503
Great Plains Energy, Inc. 4.85%, 06/01/2021	26,000	28,185
Hydro-Quebec
8.40%, 01/15/2022	420,000	553,615
9.40%, 02/01/2021	100,000	136,186
Indiana Michigan Power Co. 7.00%, 03/15/2019	338,000	408,567
Jersey Central Power & Light Co. 7.35%, 02/01/2019 (A)	330,000	395,523
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	489,837	514,860
Kansas City Power & Light Co. 5.30%, 10/01/2041	1,040,000	1,140,542
Massachusetts Electric Co. 5.90%, 11/15/2039 - 144A	55,000	65,668
Nevada Power Co.
5.38%, 09/15/2040	52,000	60,123
5.45%, 05/15/2041	400,000	469,484
6.50%, 08/01/2018	410,000	486,251
7.13%, 03/15/2019	100,000	122,736
NextEra Energy Capital Holdings, Inc. 1.20%, 06/01/2015	78,000	78,459
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 - 144A	50,000	55,901
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	669,912
6.80%, 01/15/2019	604,000	718,910
Northern States Power Co.
5.35%, 11/01/2039	19,000	22,166
6.25%, 06/01/2036	100,000	128,106
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	775,000	916,950
7.00%, 09/01/2022 (A)	175,000	220,065
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	170,841
3.25%, 09/15/2021	159,000	159,537
4.45%, 04/15/2042	167,000	166,184
4.50%, 12/15/2041	540,000	533,188
5.40%, 01/15/2040	42,000	46,687
6.05%, 03/01/2034	60,000	72,546
8.25%, 10/15/2018	395,000	490,898
PacifiCorp
5.50%, 01/15/2019	125,000	143,776
5.65%, 07/15/2018	100,000	114,479
6.25%, 10/15/2037	360,000	464,250
Pennsylvania Electric Co. 6.05%, 09/01/2017	150,000	165,188
PPL Capital Funding, Inc. 4.20%, 06/15/2022	165,000	173,593
PPL Electric Utilities Corp. 2.50%, 09/01/2022	100,000	95,288

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Electric Utilities (continued)
Progress Energy, Inc.
4.88%, 12/01/2019	$ 200,000	$ 224,886
6.00%, 12/01/2039	50,000	61,318
7.75%, 03/01/2031	150,000	209,257
Public Service Co. of Colorado
2.25%, 09/15/2022	137,000	129,277
3.20%, 11/15/2020	56,000	57,663
Public Service Co. of New Hampshire 3.50%, 11/01/2023	60,000	60,982
Public Service Co. of Oklahoma 5.15%, 12/01/2019	133,000	149,965
Public Service Electric & Gas Co. 2.70%, 05/01/2015	150,000	153,365
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	288,000	261,864
5.38%, 11/01/2039	28,000	32,823
Southern California Edison Co.
3.90%, 12/01/2041	660,000	625,690
5.50%, 03/15/2040	130,000	154,183
6.65%, 04/01/2029	300,000	380,889
Southwestern Public Service Co. 8.75%, 12/01/2018	405,000	519,154
Virginia Electric and Power Co. 2.95%, 01/15/2022	157,000	155,844
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,227
3.65%, 12/15/2042	144,000	129,754
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	55,338
4.80%, 09/15/2041 (A)	116,000	122,368
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	75,000	77,594
6.00%, 04/01/2020	385,000	430,911
6.88%, 06/01/2018	92,000	104,619
Energy Equipment & Services - 0.7%
ANR Pipeline Co. 9.63%, 11/01/2021	200,000	280,286
Cameron International Corp. 4.00%, 12/15/2023 (A)	85,000	86,076
Enterprise Products Operating LLC
3.90%, 02/15/2024 (A)	112,000	113,264
5.10%, 02/15/2045	32,000	33,783
Halliburton Co.
6.15%, 09/15/2019	70,000	83,243
7.60%, 08/15/2096 - 144A	160,000	232,716
Nabors Industries, Inc.
4.63%, 09/15/2021	450,000	472,218
6.15%, 02/15/2018	205,000	231,720
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	87,000	87,244
5.25%, 03/15/2042 (A)	253,000	254,437
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	344,000	352,643
3.65%, 12/01/2023	164,000	167,623
Spectra Energy Capital LLC
6.20%, 04/15/2018	325,000	371,464
7.50%, 09/15/2038	125,000	155,370
8.00%, 10/01/2019	490,000	606,411

	Principal	Value
Energy Equipment & Services (continued)
Texas Eastern Transmission, LP 2.80%, 10/15/2022 - 144A	$ 462,000	$ 430,549
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	250,000	236,750
6.50%, 08/15/2018	175,000	207,042
7.13%, 01/15/2019 (A)	400,000	485,885
Transocean, Inc.
6.38%, 12/15/2021 (A)	161,000	181,949
6.50%, 11/15/2020 (A)	500,000	565,038
7.35%, 12/15/2041	124,000	150,475
7.50%, 04/15/2031	200,000	232,078
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	105,000	118,093
6.75%, 09/15/2040	130,000	157,005
9.88%, 03/01/2039	655,000	1,015,682
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.13%, 05/15/2021	100,000	107,357
Kroger Co.
2.20%, 01/15/2017	123,000	125,810
3.40%, 04/15/2022	700,000	698,168
5.40%, 07/15/2040	51,000	55,126
6.15%, 01/15/2020	300,000	352,018
7.50%, 04/01/2031	100,000	128,960
8.00%, 09/15/2029	175,000	229,299
Walgreen Co. 3.10%, 09/15/2022 (A)	516,000	501,219
Food Products - 0.3%
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	310,000	386,874
Cargill, Inc.
3.30%, 03/01/2022 - 144A (A)	560,000	554,352
6.00%, 11/27/2017 - 144A	220,000	252,112
7.35%, 03/06/2019 - 144A	250,000	301,974
ConAgra Foods, Inc. 2.10%, 03/15/2018	200,000	200,289
Kraft Foods Group, Inc.
5.38%, 02/10/2020	318,000	364,378
6.13%, 08/23/2018	225,000	263,247
6.88%, 01/26/2039	196,000	256,862
Mondelez International, Inc. 4.00%, 02/01/2024	500,000	511,990
Gas Utilities - 0.3%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	614,781
5.25%, 08/15/2019	100,000	112,667
5.88%, 03/15/2041	109,000	132,401
6.38%, 07/15/2016	300,000	333,392
Atmos Energy Corp.
4.95%, 10/15/2014	200,000	203,917
8.50%, 03/15/2019	44,000	56,172
Boston Gas Co. 4.49%, 02/15/2042 - 144A (A)	330,000	337,192
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021(A)	352,000	382,954
6.13%, 11/01/2017	630,000	718,903
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	153,000	153,946
6.75%, 12/15/2037	305,000	400,907

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Health Care Providers & Services (continued)
Medco Health Solutions, Inc.
2.75%, 09/15/2015	$ 140,000	$ 143,364
7.13%, 03/15/2018	250,000	296,444
UnitedHealth Group, Inc. 3.38%, 11/15/2021	412,000	419,401
WellPoint, Inc.
3.13%, 05/15/2022	492,000	481,621
3.30%, 01/15/2023	105,000	102,680
4.63%, 05/15/2042	400,000	397,774
4.65%, 01/15/2043 (A)	38,000	38,355
Household Durables - 0.0% (E)
Newell Rubbermaid, Inc. 4.70%, 08/15/2020	183,000	195,478
Household Products - 0.0% (E)
Kimberly-Clark Corp. 2.40%, 03/01/2022	68,000	65,414
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co. LLC
4.00%, 10/01/2020	600,000	625,797
5.75%, 10/01/2041	86,000	93,786
PSEG Power LLC
4.15%, 09/15/2021	417,000	438,653
5.13%, 04/15/2020	151,000	165,074
5.32%, 09/15/2016 (A)	800,000	879,679
5.50%, 12/01/2015	100,000	107,053
Southern Power Co. 5.15%, 09/15/2041	360,000	388,815
Industrial Conglomerates - 0.1%
Danaher Corp. 3.90%, 06/23/2021	261,000	278,394
Koninklijke Philips NV
3.75%, 03/15/2022	606,000	628,656
7.20%, 06/01/2026	500,000	612,677
Insurance - 1.0%
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 - 144A	800,000	1,049,025
Allstate Corp. 5.00%, 08/15/2014	70,000	70,885
Aon Corp.
3.13%, 05/27/2016	235,000	244,777
3.50%, 09/30/2015	46,000	47,723
6.25%, 09/30/2040	83,000	102,767
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	265,409
5.75%, 01/15/2040 (A)	100,000	119,248
CNA Financial Corp.
5.85%, 12/15/2014	200,000	206,516
5.88%, 08/15/2020	282,000	327,877
Jackson National Life Global Funding 4.70%, 06/01/2018 - 144A	1,400,000	1,494,407
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 - 144A (A)	200,000	219,332
Lincoln National Corp.
4.20%, 03/15/2022	53,000	55,947
4.85%, 06/24/2021	58,000	64,069
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041 - 144A	297,000	330,224
Metropolitan Life Global Funding I
3.65%, 06/14/2018 - 144A	520,000	553,023
3.88%, 04/11/2022 - 144A	720,000	753,918

	Principal	Value
Insurance (continued)
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	$ 260,000	$ 260,466
9.38%, 08/15/2039 - 144A	625,000	959,318
Pacific Life Global Funding, Series MTN 5.00%, 05/15/2017 - 144A	100,000	104,849
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	750,000	1,130,263
Pricoa Global Funding I 1.60%, 05/29/2018 - 144A	154,000	150,420
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	145,000	145,188
2.25%, 10/15/2018 - 144A	800,000	798,965
Prudential Insurance Co. of America 8.30%, 07/01/2025 - 144A	900,000	1,211,710
Travelers Property Casualty Corp. 7.75%, 04/15/2026	450,000	608,082
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022 (A)	117,000	111,991
3.25%, 10/15/2020	420,000	430,911
4.00%, 07/15/2042	133,000	120,055
IT Services - 0.3%
HP Enterprise Services LLC 7.45%, 10/15/2029	500,000	600,695
International Business Machines Corp.
1.25%, 02/06/2017	315,000	317,187
1.63%, 05/15/2020 (A)	977,000	927,819
4.00%, 06/20/2042 (A)	169,000	159,956
7.00%, 10/30/2025	508,000	663,837
Xerox Corp.
4.50%, 05/15/2021	80,000	85,833
5.63%, 12/15/2019	535,000	609,363
6.75%, 02/01/2017	330,000	376,754
8.25%, 05/15/2014	90,000	90,195
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	176,000	176,218
4.15%, 02/01/2024	435,000	453,822
Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	116,297
2.60%, 06/26/2022 (A)	123,000	118,536
7.90%, 12/15/2018	250,000	313,017
Deere & Co.
2.60%, 06/08/2022	119,000	115,369
3.90%, 06/09/2042 (A)	107,000	101,045
Illinois Tool Works, Inc. 3.90%, 09/01/2042	624,000	578,434
Media - 1.1%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	296,908
6.65%, 11/15/2037	200,000	248,534
7.25%, 05/18/2018	155,000	186,865
7.30%, 04/30/2028	130,000	161,956
7.70%, 10/30/2025	300,000	391,764
8.88%, 04/26/2023	200,000	267,929
CBS Corp.
4.85%, 07/01/2042	320,000	316,072
5.50%, 05/15/2033	150,000	163,381

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Media (continued)
CBS Corp. (continued)
5.75%, 04/15/2020	$ 63,000	$ 72,513
7.88%, 07/30/2030	130,000	173,814
8.88%, 05/15/2019	100,000	128,954
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	576,598
Comcast Corp.
6.50%, 11/15/2035	100,000	125,775
7.05%, 03/15/2033	1,300,000	1,708,313
COX Communications, Inc. 5.45%, 12/15/2014	16,000	16,471
COX Enterprises, Inc. 7.38%, 07/15/2027 - 144A	200,000	242,259
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	500,000	500,396
4.60%, 02/15/2021 (A)	400,000	424,893
6.00%, 08/15/2040	700,000	746,176
6.38%, 03/01/2041	240,000	269,224
Discovery Communications LLC 4.38%, 06/15/2021	344,000	369,341
Historic TW, Inc. 9.15%, 02/01/2023 (A)	200,000	274,818
NBCUniversal Media LLC 5.95%, 04/01/2041	210,000	252,362
TCI Communications, Inc. 7.13%, 02/15/2028	100,000	129,158
Thomson Reuters Corp.
3.95%, 09/30/2021	1,005,000	1,044,372
4.70%, 10/15/2019	75,000	82,784
Time Warner Cable, Inc.
6.55%, 05/01/2037 (A)	700,000	858,174
6.75%, 07/01/2018	40,000	47,397
7.30%, 07/01/2038	90,000	119,594
Time Warner Entertainment Co., LP 8.38%, 07/15/2033 (A)	250,000	361,226
Time Warner, Inc.
4.75%, 03/29/2021 (A)	140,000	154,450
6.25%, 03/29/2041	37,000	44,290
6.50%, 11/15/2036 (A)	50,000	60,834
7.63%, 04/15/2031	300,000	408,541
7.70%, 05/01/2032	100,000	137,643
Viacom, Inc. 3.88%, 12/15/2021	606,000	629,362
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	82,000	82,618
3.25%, 11/21/2021	670,000	682,694
4.13%, 02/24/2042 (A)	300,000	285,868
6.50%, 04/01/2019	270,000	325,646
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020	150,000	148,562
3.88%, 03/15/2023 (A)	100,000	97,339
Nucor Corp. 4.00%, 08/01/2023	63,000	63,866
Placer Dome, Inc. 6.45%, 10/15/2035	399,000	422,941
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80,000	82,675
3.75%, 09/20/2021	941,000	977,388

	Principal	Value
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	$ 780,000	$ 795,821
6.13%, 04/01/2036	310,000	378,678
CenterPoint Energy, Inc. 6.50%, 05/01/2018	180,000	208,503
Consolidated Edison Co. of New York, Inc. 5.70%, 06/15/2040	154,000	186,229
Consumers Energy Co.
2.85%, 05/15/2022	121,000	119,477
6.70%, 09/15/2019	100,000	122,010
Delmarva Power & Light Co. 4.00%, 06/01/2042	294,000	283,379
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	107,753
5.25%, 08/01/2033	500,000	556,773
6.00%, 11/30/2017	450,000	516,168
6.40%, 06/15/2018	170,000	199,371
DTE Energy Co. 3.85%, 12/01/2023	152,000	156,696
San Diego Gas & Electric Co. 6.00%, 06/01/2026	320,000	394,730
Sempra Energy
6.00%, 10/15/2039	150,000	181,534
9.80%, 02/15/2019	764,000	1,015,244
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	105,045
6.90%, 04/01/2029	200,000	244,878
7.45%, 07/15/2017	240,000	282,037
Nordstrom, Inc. 4.00%, 10/15/2021	301,000	319,998
Oil, Gas & Consumable Fuels - 1.7%
Alberta Energy Co., Ltd. 7.38%, 11/01/2031	500,000	649,060
Anadarko Finance Co. 7.50%, 05/01/2031	530,000	706,015
Anadarko Holding Co. 7.15%, 05/15/2028 (A)	552,000	686,676
Anadarko Petroleum Corp. 8.70%, 03/15/2019	150,000	193,262
Apache Corp.
3.25%, 04/15/2022	111,000	113,143
4.75%, 04/15/2043	268,000	276,903
6.90%, 09/15/2018	180,000	216,231
BG Energy Capital PLC 5.13%, 10/15/2041 - 144A	200,000	217,894
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	437,225
3.25%, 05/06/2022	462,000	462,559
4.74%, 03/11/2021 (A)	100,000	111,315
Burlington Resources Finance Co. 7.40%, 12/01/2031	290,000	404,024
Canadian Natural Resources, Ltd. 6.45%, 06/30/2033	150,000	182,884
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	87,893
4.45%, 09/15/2042 (A)	223,000	215,978
Chevron Corp.
2.43%, 06/24/2020	78,000	78,378
3.19%, 06/24/2023	47,000	46,974

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance, Ltd.
1.13%, 05/09/2016	$ 200,000	$ 200,384
3.00%, 05/09/2023	254,000	232,986
ConocoPhillips
6.00%, 01/15/2020	105,000	124,814
6.65%, 07/15/2018	350,000	416,699
Devon Energy Corp.
4.75%, 05/15/2042 (A)	224,000	227,082
6.30%, 01/15/2019	600,000	702,385
EnCana Corp. 6.50%, 05/15/2019 (A)	150,000	177,709
ENI SpA 5.70%, 10/01/2040 - 144A	900,000	970,873
EOG Resources, Inc.
2.63%, 03/15/2023 (A)	236,000	225,109
4.10%, 02/01/2021	300,000	324,216
Hess Corp. 7.88%, 10/01/2029	620,000	833,405
Kerr-McGee Corp. 7.88%, 09/15/2031	300,000	412,134
Occidental Petroleum Corp.
1.75%, 02/15/2017	208,000	211,495
2.70%, 02/15/2023 (A)	882,000	842,729
Petro-Canada
5.35%, 07/15/2033	100,000	110,424
6.05%, 05/15/2018	312,000	360,262
7.88%, 06/15/2026 (A)	100,000	133,495
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	280,000	261,622
6.25%, 03/17/2024	412,000	432,766
Petrobras International Finance Co. 5.38%, 01/27/2021	400,000	409,648
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	81,000	83,815
6.38%, 01/23/2045 - 144A	228,000	249,660
Phillips 66
2.95%, 05/01/2017	161,000	168,407
4.30%, 04/01/2022 (A)	130,000	138,999
Shell International Finance BV
4.30%, 09/22/2019	300,000	332,430
4.38%, 03/25/2020	410,000	454,435
6.38%, 12/15/2038	100,000	131,852
Statoil ASA
3.15%, 01/23/2022	313,000	316,038
4.25%, 11/23/2041	236,000	235,209
5.25%, 04/15/2019 (A)	630,000	719,772
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	471,276
6.10%, 06/01/2018	250,000	289,565
Talisman Energy, Inc. 7.75%, 06/01/2019	385,000	470,427
Tosco Corp.
7.80%, 01/01/2027	160,000	220,338
8.13%, 02/15/2030 (A)	230,000	336,046
Total Capital International SA
0.75%, 01/25/2016	102,000	102,492
1.55%, 06/28/2017	187,000	189,168
2.88%, 02/17/2022 (A)	688,000	679,803

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA 4.13%, 01/28/2021 (A)	$ 82,000	$ 89,052
Pharmaceuticals - 0.1%
Actavis, Inc. 3.25%, 10/01/2022	162,000	157,025
Novartis Capital Corp.
2.40%, 09/21/2022	360,000	342,868
3.40%, 05/06/2024	395,000	398,755
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021 (A)	830,000	848,760
Real Estate Investment Trusts - 0.4%
CommonWealth REIT
5.88%, 09/15/2020 (A)	400,000	431,697
6.65%, 01/15/2018	215,000	237,957
Duke Realty, LP 3.88%, 02/15/2021	168,000	170,343
ERP Operating, LP
4.63%, 12/15/2021	479,000	523,528
5.75%, 06/15/2017	120,000	135,626
HCP, Inc.
3.75%, 02/01/2019 (A)	232,000	246,262
4.20%, 03/01/2024	54,000	55,336
5.38%, 02/01/2021	105,000	118,826
Simon Property Group, LP
4.38%, 03/01/2021	210,000	229,759
5.65%, 02/01/2020 (A)	247,000	287,629
10.35%, 04/01/2019	220,000	298,461
WEA Finance LLC / WT Finance AUST Pty, Ltd. 6.75%, 09/02/2019 - 144A	840,000	1,016,891
WEA Finance LLC / WT Finance AUST Pty, Ltd. / WT Finance NZ Ltd. 3.38%, 10/03/2022 - 144A	363,000	366,575
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176,000	180,496
3.60%, 09/01/2020	125,000	130,675
4.70%, 10/01/2019	75,000	82,930
5.75%, 05/01/2040	500,000	584,919
7.29%, 06/01/2036	90,000	120,584
Canadian National Railway Co. 5.85%, 11/15/2017	180,000	205,117
CSX Corp.
4.25%, 06/01/2021	65,000	70,195
7.38%, 02/01/2019	350,000	428,583
7.90%, 05/01/2017	400,000	468,349
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	167,973
6.00%, 03/15/2105	160,000	187,908
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	440,000	449,693
3.60%, 03/01/2016	132,000	138,652
Union Pacific Corp.
2.95%, 01/15/2023	43,000	41,718
4.16%, 07/15/2022	306,000	327,685
4.30%, 06/15/2042 (A)	148,000	146,784
4.82%, 02/01/2044	307,000	327,206

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	$ 586,000	$ 603,574
4.80%, 10/01/2041	535,000	565,277
National Semiconductor Corp. 6.60%, 06/15/2017	200,000	231,658
Software - 0.2%
Intuit, Inc. 5.75%, 03/15/2017	70,000	78,397
Microsoft Corp.
3.63%, 12/15/2023 (A)	311,000	322,954
4.50%, 10/01/2040	70,000	72,187
Oracle Corp.
2.38%, 01/15/2019	182,000	185,036
5.00%, 07/08/2019	100,000	113,671
5.38%, 07/15/2040	123,000	141,517
6.13%, 07/08/2039 (A)	731,000	915,148
6.50%, 04/15/2038	200,000	260,339
Specialty Retail - 0.2%
Gap, Inc. 5.95%, 04/12/2021	913,000	1,038,968
Lowe’s Cos., Inc.
4.65%, 04/15/2042	443,000	457,615
5.13%, 11/15/2041	189,000	208,382
5.50%, 10/15/2035	140,000	159,112
Lowe’s Cos., Inc., Series MTN 7.11%, 05/15/2037	120,000	157,750
Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co., LP / PTL Finance Corp. 4.88%, 07/11/2022 - 144A	500,000	535,377
Water Utilities - 0.0% (E)
American Water Capital Corp. 3.85%, 03/01/2024	300,000	308,040
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	432,797
3.13%, 07/16/2022	236,000	228,133
Crown Castle Towers LLC 3.21%, 08/15/2035 - 144A	290,000	295,293

	Principal	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
4.10%, 10/01/2023 (A)	$ 213,000	$ 220,091
5.45%, 10/01/2043	95,000	102,923
Vodafone Group PLC
1.63%, 03/20/2017	470,000	474,913
5.45%, 06/10/2019 (A)	75,000	86,026

Total Corporate Debt Securities (cost $210,189,051)		223,966,186

CONVERTIBLE BOND - 0.0% (E)
Consumer Finance - 0.0% (E)
American Express Credit Corp., Series MTN 2.38%, 03/24/2017	277,000	286,976

Total Convertible Bond (cost $276,554)		286,976

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (F)	41,279,624	41,279,624

Total Securities Lending Collateral (cost $41,279,624)		41,279,624

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (F), dated 04/30/2014, to be repurchased at $27,360,004 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 01/01/2032 - 01/01/2033, and with a total value of $27,909,625.	$ 27,359,997	27,359,997

Total Repurchase Agreement (cost $27,359,997)		27,359,997

Total Investment Securities (cost $1,110,382,741) (G)		1,142,143,523
Other Assets and Liabilities - Net - (3.6)%		(39,263,528)

Net Assets - 100.0%		$ 1,102,879,995

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$177,733,721	$—	$177,733,721
U.S. Government Agency Obligations	—	448,820,519	—	448,820,519
Foreign Government Obligations	—	36,387,160	—	36,387,160
Mortgage-Backed Securities	—	122,794,782	—	122,794,782
Asset-Backed Securities	—	58,658,583	—	58,658,583
Municipal Government Obligations	—	4,855,975	—	4,855,975
Corporate Debt Securities	—	223,966,186	—	223,966,186
Convertible Bond	—	286,976	—	286,976
Securities Lending Collateral	41,279,624	—	—	41,279,624
Repurchase Agreement	—	27,359,997	—	27,359,997
Total Investment Securities	$41,279,624	$1,100,863,899	$—	$1,142,143,523

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $40,443,189. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1%.
(F)	Rate shown reflects the yield at April 30, 2014.
(G)	Aggregate cost for federal income tax purposes is $1,110,382,741. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $38,369,954 and $6,609,172, respectively. Net unrealized appreciation for tax purposes is $31,760,782.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $139,570,483, or 12.66% of the fund’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.4%
Brazil - 1.5%
Lojas Americanas SA, 0.72% (A)	1,165,434	$ 8,827,976
Telefonica Brasil SA, 7.18% (A)	600	12,604
Colombia - 0.8%
Banco Davivienda SA, 3.30% (A)	196,031	2,791,803
Bancolombia SA, 2.77% (A)	34,465	487,635
Cementos Argos SA, 2.18% (A)	302,137	1,653,771
India - 0.1%
ZEE Entertainment Enterprises, Ltd., 6.00%	29,682,198	378,932

Total Preferred Stocks (cost $12,793,586)		14,152,721

COMMON STOCKS - 93.5%
Brazil - 11.9%
AMBEV SA - ADR	253,760	1,839,760
B2W Cia Digital (B)	149,416	1,660,513
Banco Bradesco SA - ADR	339,969	5,055,339
BM&FBovespa SA	2,209,246	11,295,170
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	322,100	1,953,041
Diagnosticos da America SA	410,100	2,431,448
Embraer SA - ADR	145,650	5,010,360
Estacio Participacoes SA	603,800	6,466,529
Kroton Educacional SA	206,035	4,413,155
Localiza Rent a Car SA	13,100	195,641
Multiplan Empreendimentos Imobiliarios SA (B)	15,300	338,147
Natura Cosmeticos SA	407,900	6,986,299
Petroleo Brasileiro SA - Class A ADR (B) (C)	894,400	13,237,120
SUL America SA	419,966	3,079,468
Telefonica Brasil SA - ADR	252,300	5,348,760
Chile - 1.1%
Cencosud SA	1,978,862	6,593,226
China - 7.6%
Baidu, Inc. - ADR (B)	181,320	27,896,082
Ctrip.com International, Ltd. - ADR (B)	52,370	2,447,774
Home Inns & Hotels Management, Inc. - ADR (B) (C)	89,190	2,534,780
Mindray Medical International, Ltd. - ADR (C)	85,660	2,831,920
New Oriental Education & Technology Group, Inc. - ADR (C)	254,440	6,157,448
Youku Tudou, Inc. - ADR (B) (C)	108,950	2,428,495
Colombia - 1.3%
Almacenes Exito SA	186,497	2,840,923
Bancolombia SA - ADR (C)	60,520	3,445,404
Grupo de Inversiones Suramericana SA	58,569	1,142,603
Denmark - 1.9%
Carlsberg A/S - Class B	111,601	11,149,728
Egypt - 0.6%
Commercial International Bank Egypt SAE	615,001	3,270,913
France - 2.6%
LVMH Moet Hennessy Louis Vuitton SA	33,490	6,586,035
Pernod Ricard SA	71,060	8,528,592
Hong Kong - 14.5%
AIA Group, Ltd.	1,184,200	5,743,094
China Life Insurance Co., Ltd. - Class H	12,000	30,894
China Oilfield Services, Ltd. - Class H	1,184,000	2,816,084
CNOOC, Ltd.	3,559,000	5,857,492

	Shares	Value
Hong Kong (continued)
Hang Lung Group, Ltd.	597,750	$ 3,242,042
Hang Lung Properties, Ltd. (C)	3,085,549	9,213,326
Hong Kong Exchanges and Clearing, Ltd.	250,105	4,506,629
Prada SpA (C)	1,523,300	12,162,115
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (C)	2,645,000	2,661,052
Sinopharm Group Co., Ltd. - Class H (C) (D)	1,417,800	3,712,308
Soho China, Ltd.	4,337,500	3,435,112
Tencent Holdings, Ltd.	214,200	13,355,469
Tingyi Cayman Islands Holding Corp.	3,303,000	9,180,976
Tsingtao Brewery Co., Ltd. - Class H	322,000	2,338,284
Want Want China Holdings, Ltd. (C)	3,618,000	5,655,932
India - 11.8%
Ambuja Cements, Ltd.	918,176	3,026,335
Apollo Hospitals Enterprise, Ltd.	177,337	2,628,522
Asian Paints, Ltd.	337,629	2,829,109
Cipla, Ltd.	467,506	3,073,688
Colgate-Palmolive India, Ltd.	111,787	2,668,876
DLF, Ltd.	234,776	542,809
Hindustan Unilever, Ltd.	116,635	1,101,859
Housing Development Finance Corp.	990,072	14,773,519
ICICI Bank, Ltd. - ADR	217,580	9,284,139
Infosys, Ltd.	220,810	11,634,489
Marico Kaya Enterprises, Ltd. (B) (D) (E)	8,636	546
Marico, Ltd.	405,272	1,382,487
Tata Consultancy Services, Ltd.	150,583	5,470,071
Ultratech Cement, Ltd.	137,547	4,636,211
Zee Entertainment Enterprises, Ltd.	1,249,135	5,442,637
Indonesia - 2.8%
Astra International PT	14,854,000	9,539,502
Indocement Tunggal Prakarsa Tbk PT	1,396,500	2,651,315
Semen Indonesia Persero Tbk PT	2,171,500	2,789,151
Unilever Indonesia PT	490,000	1,239,675
Italy - 0.2%
Salvatore Ferragamo SpA - Class A (C)	29,390	930,059
Korea, Republic of - 1.4%
NAVER Corp. (D)	8,046	5,746,587
Shinsegae Co., Ltd.	11,320	2,453,963
Luxembourg - 1.5%
Tenaris SA - ADR (C)	200,400	8,827,620
Malaysia - 1.2%
Genting Bhd	2,389,500	7,171,061
Mexico - 5.1%
America Movil SAB de CV - Series L ADR	266,050	5,342,284
Fomento Economico Mexicano SAB de CV (C)	802,651	7,292,282
Grupo Aeroportuario del Sureste SAB de CV - Class B	27,186	332,709
Grupo Financiero Banorte SAB de CV - Class O	694,839	4,614,822
Grupo Financiero Inbursa SAB de CV - Class O	1,476,724	3,782,463
Grupo Televisa SAB - ADR	241,590	7,926,568
Philippines - 2.1%
International Container Terminal Services, Inc.	260,530	631,747
Jollibee Foods Corp.	781,430	3,014,938
SM Investments Corp.	258,612	4,205,781
SM Prime Holdings, Inc.	11,121,163	4,071,274

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Russian Federation - 2.5%
Alrosa AO (E)	2,706,307	$ 2,796,479
Magnit OJSC (B) (E)	58,584	11,621,092
Singapore - 0.9%
Jardine Strategic Holdings, Ltd.	146,000	5,212,200
South Africa - 1.4%
MTN Group, Ltd.	320,291	6,417,998
Naspers, Ltd. - Class N	17,634	1,662,747
Switzerland - 1.3%
CIE Financiere Richemont SA	75,979	7,709,266
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,133,459	12,296,009
Thailand - 1.1%
Airports of Thailand PCL	120,900	728,538
Bangkok Dusit Medical Services PCL - Class F	128,000	58,542
CP ALL PCL	4,116,700	5,343,059
Turkey - 3.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS - Class B	310,022	3,707,253
BIM Birlesik Magazalar AS	131,500	3,035,981
Haci OMER Sabanci Holding AS	1,547,590	6,522,957
Turkiye Garanti Bankasi AS	1,237,305	4,529,548
Ulker Biskuvi Sanayi AS	213,472	1,627,666
United Kingdom - 9.7%
Diageo PLC	154,970	4,755,511
Eurasia Drilling Co., Ltd. - GDR, Reg S	83,504	2,058,373
Genel Energy PLC (B)	159,300	2,606,242
Glencore Xstrata PLC	2,021,020	10,868,139
NovaTek OAO - GDR, Reg S	127,600	13,181,080
Old Mutual PLC (C)	1,396,874	4,725,512
SABMiller PLC	135,550	7,370,517
Tullow Oil PLC	709,480	10,541,392

	Shares	Value
United States - 3.6%
Almacenes Exito SA - GDR, 144A	170,800	$ 2,573,272
Inretail Peru Corp. - 144A (B) (E)	74,610	1,120,605
MercadoLibre, Inc. (C)	56,270	5,248,303
Yandex NV - Class A (B)	451,760	11,971,640

Total Common Stocks (cost $510,701,737)		542,424,501

WARRANT - 0.1%
Malaysia - 0.1%
Genting Bhd (B) Expiration: 12/18/2018 Exercise Price: $7.96	572,950	507,067

Total Warrant (cost $269,962)		507,067

SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (A)	51,215,251	51,215,251

Total Securities Lending Collateral (cost $51,215,251)		51,215,251

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% (A), dated 04/30/2014, to be repurchased at $24,099,175 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $24,582,104.	$ 24,099,168	24,099,168

Total Repurchase Agreement (cost $24,099,168)		24,099,168

Total Investment Securities (cost $599,079,704) (F)		632,398,708
Other Assets and Liabilities - Net - (9.0)%		(52,163,635)

Net Assets - 100.0%		$ 580,235,073

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Internet Software & Services	10.5%	$66,646,576
Beverages	7.4	46,981,927
Oil, Gas & Consumable Fuels	7.2	45,423,326
Commercial Banks	5.9	37,262,066
Food & Staples Retailing	5.6	35,582,121
Textiles, Apparel & Luxury Goods	4.3	27,387,475
Diversified Financial Services	3.7	23,467,359
Real Estate Management & Development	3.3	20,842,710
IT Services	2.7	17,104,560
Diversified Consumer Services	2.7	17,037,132
Food Products	2.6	16,464,574
Media	2.4	15,410,884
Thrifts & Mortgage Finance	2.3	14,773,519
Construction Materials	2.3	14,756,783
Energy Equipment & Services	2.2	13,702,077
Metals & Mining	2.2	13,664,618
Insurance	2.1	13,578,968
Hotels, Restaurants & Leisure	2.1	13,227,846
Semiconductors & Semiconductor Equipment	1.9	12,296,009

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Wireless Telecommunication Services	1.9%		$11,760,282
Automobiles	1.5		9,539,502
Industrial Conglomerates	1.5		9,417,981
Health Care Providers & Services	1.4		8,830,820
Multiline Retail	1.4		8,827,976
Personal Products	1.3		8,369,332
Health Care Equipment & Supplies	0.9		5,492,972
Diversified Telecommunication Services	0.9		5,361,364
Household Products	0.8		5,010,410
Aerospace & Defense	0.8		5,010,360
Internet & Catalog Retail	0.7		4,108,287
Pharmaceuticals	0.5		3,073,688
Chemicals	0.5		2,829,109
Household Durables	0.3		1,953,041
Transportation Infrastructure	0.3		1,692,994
Road & Rail	0.0	(G)	195,641

Investment Securities, at Value	88.1		557,084,289
Short-Term Investments	11.9		75,314,419

Total Investments	100.0%		$632,398,708

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Preferred Stocks	$13,773,789	$378,932	$—	$14,152,721
Common Stocks
Brazil	69,310,750	—	—	69,310,750
Chile	6,593,226	—	—	6,593,226
China	44,296,499	—	—	44,296,499
Colombia	7,428,930	—	—	7,428,930
Denmark	—	11,149,728	—	11,149,728
Egypt	—	3,270,913	—	3,270,913
France	—	15,114,627	—	15,114,627
Hong Kong	—	83,910,809	—	83,910,809
India	9,284,139	59,210,612	546	68,495,297
Indonesia	—	16,219,643	—	16,219,643
Italy	—	930,059	—	930,059
Korea, Republic of	—	8,200,550	—	8,200,550
Luxembourg	8,827,620	—	—	8,827,620
Malaysia	—	7,171,061	—	7,171,061
Mexico	29,291,128	—	—	29,291,128
Philippines	—	11,923,740	—	11,923,740
Russian Federation	—	14,417,571	—	14,417,571
Singapore	—	5,212,200	—	5,212,200
South Africa	—	8,080,745	—	8,080,745
Switzerland	—	7,709,266	—	7,709,266
Taiwan	—	12,296,009	—	12,296,009
Thailand	—	6,130,139	—	6,130,139
Turkey	—	19,423,405	—	19,423,405
United Kingdom	—	56,106,766	—	56,106,766
United States	17,219,943	2,573,272	1,120,605	20,913,820
Warrant	—	507,067	—	507,067
Securities Lending Collateral	51,215,251	—	—	51,215,251
Repurchase Agreement	—	24,099,168	—	24,099,168
Total Investment Securities	$257,241,275	$374,036,282	$1,121,151	$632,398,708

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (H)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (I)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (J)
Common Stocks	$1,061,041	$110,685	$—	$—	$—	$(50,575)	$—	$—	$1,121,151	$(50,575)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $49,477,041. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $9,459,441, or 1.63% of the fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $15,538,722, or 2.68% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $599,079,704. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $55,143,431 and $21,824,427, respectively. Net unrealized appreciation for tax purposes is $33,319,004.
(G)	Percentage rounds to less than 0.1%.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended April 30, 2014, securities with fair market value of $2,796,478 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $3,693,877, or 0.64% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 6.3%
Australand Property Group - REIT	25,172	$ 100,087
Federation Centres, Ltd. - REIT	201,355	465,776
Goodman Group - REIT	152,649	706,219
Investa Office Fund - REIT (A)	117,698	365,200
Lend Lease Corp., Ltd.	23,800	286,327
Mirvac Group - REIT	684,311	1,112,519
Stockland - REIT	189,395	684,438
Westfield Group - REIT	40,630	413,311
Westfield Retail Trust - REIT	74,879	221,905
Austria - 0.1%
Atrium European Real Estate, Ltd. (B)	12,200	70,242
Canada - 0.6%
Boardwalk Real Estate Investment Trust - REIT	4,900	276,193
RioCan Real Estate Investment Trust - REIT	5,500	136,641
France - 3.0%
Fonciere Des Regions - REIT (A)	2,897	294,081
Gecina SA - REIT	2,500	336,606
ICADE - REIT (A)	2,644	269,609
Klepierre - REIT	20,860	956,326
Mercialys SA - REIT (A)	9,410	216,451
Germany - 1.4%
GAGFAH SA (B)	12,600	198,929
LEG Immobilien AG	11,290	753,086
Hong Kong - 5.3%
Cheung Kong Holdings, Ltd.	80,990	1,376,828
China Overseas Land & Investment, Ltd. (A)	49,600	121,554
Link REIT - REIT	53,500	266,018
Sino Land Co., Ltd.	259,528	388,307
Sun Hung Kai Properties, Ltd.	55,845	705,180
Swire Properties, Ltd.	194,800	587,947
Wharf Holdings, Ltd.	22,305	156,507
Japan - 16.4%
Activia Properties, Inc. - REIT	35	293,393
Daito Trust Construction Co., Ltd.	5,600	569,120
Daiwa House Industry Co., Ltd.	19,723	332,398
GLP J - REIT	215	212,192
Hulic Co., Ltd. (A)	34,610	416,058
Japan Hotel REIT Investment Corp.	347	159,694
Japan Real Estate Investment Corp. - REIT (A)	134	709,092
Japan Retail Fund Investment Corp. - Class A REIT	512	1,028,657
Kenedix Office Investment Corp. - Class A REIT	68	339,218
Mitsubishi Estate Co., Ltd.	83,436	1,888,501
Mitsui Fudosan Co., Ltd.	75,246	2,223,487
Nippon Building Fund, Inc. - REIT (A)	40	221,451
Nippon ProLogis REIT, Inc.	171	361,620
Orix JREIT Inc - Class A REIT (A)	241	306,451
Sumitomo Realty & Development Co., Ltd.	38,400	1,487,397
Tokyo Tatemono Co., Ltd. (A)	38,900	309,724
United Urban Investment Corp. - Class A REIT (A)	270	406,710
Netherlands - 4.1%
Corio NV - REIT	2,920	136,662
Eurocommercial Properties NV - CVA	6,138	281,780
Nieuwe Steen Investments NV - REIT	77,040	466,430
Unibail-Rodamco SE - REIT	7,195	1,940,996
Singapore - 4.7%
CapitaCommercial Trust - REIT (A)	572,900	731,148

	Shares	Value
Singapore (continued)
CapitaMall Trust - REIT	49,414	$ 78,632
Frasers Centrepoint Trust - REIT	91,100	130,433
Global Logistic Properties, Ltd. - Class L	451,200	1,025,700
Hongkong Land Holdings, Ltd.	126,097	882,679
Suntec Real Estate Investment Trust	295,800	404,640
Sweden - 1.1%
Castellum AB	24,698	420,104
Fabege AB	4,600	64,484
Hufvudstaden AB - Class A	18,880	275,845
Switzerland - 0.5%
PSP Swiss Property AG (B)	3,550	340,842
United Kingdom - 6.9%
British Land Co., PLC - REIT	66,416	774,304
Derwent London PLC - REIT	13,139	603,401
Great Portland Estates PLC - REIT	69,260	733,205
Hammerson PLC - REIT	71,372	687,478
Land Securities Group PLC - REIT	93,423	1,675,149
Safestore Holdings PLC - REIT	51,400	199,819
Unite Group PLC	9,346	66,670
United States - 48.7%
American Homes 4 Rent - Class A REIT	8,100	130,005
AvalonBay Communities, Inc. - REIT	9,025	1,232,364
BioMed Realty Trust, Inc. - Class B REIT	29,700	620,730
Boston Properties, Inc. - REIT	8,700	1,019,118
Brandywine Realty Trust - REIT	28,300	411,765
Brixmor Property Group, Inc. - REIT	15,700	344,772
DCT Industrial Trust, Inc. - REIT	51,100	399,602
DDR Corp. - REIT	48,200	827,594
Douglas Emmett, Inc. - REIT	22,300	615,480
Duke Realty Corp. - REIT	47,800	837,456
Equity Residential - REIT	26,000	1,545,440
Essex Property Trust, Inc. - REIT	7,092	1,228,758
Extended Stay America, Inc.	5,800	124,990
Federal Realty Investment Trust - REIT	1,800	211,572
General Growth Properties, Inc. - REIT	54,790	1,258,526
HCP, Inc. - REIT	4,300	179,998
Health Care REIT, Inc.	21,900	1,381,671
Healthcare Realty Trust, Inc. - REIT	19,500	490,425
Healthcare Trust of America, Inc. - Class A REIT (A)	23,700	277,053
Highwoods Properties, Inc. - REIT (A)	10,500	423,675
Hilton Worldwide Holdings, Inc. (A) (B)	26,800	585,044
Host Hotels & Resorts, Inc. - REIT	90,677	1,945,022
Kilroy Realty Corp. - REIT	17,100	1,018,647
Kimco Realty Corp. - REIT	33,800	774,696
Lexington Realty Trust - REIT	37,000	398,120
Liberty Property Trust - Series C REIT	20,900	783,750
Macerich Co. - Class A REIT	13,907	902,703
Pebblebrook Hotel Trust - REIT (A)	7,700	265,188
Post Properties, Inc. - REIT	9,300	466,953
ProLogis, Inc. - Class A REIT	39,413	1,601,350
Public Storage - REIT	4,700	824,897
Ramco-Gershenson Properties Trust - REIT (A)	12,300	202,704
Realty Income Corp.- REIT (A)	13,000	564,850
Senior Housing Properties Trust - REIT	17,600	413,072
Simon Property Group, Inc. - REIT	15,293	2,648,748
SL Green Realty Corp. - REIT	12,600	1,319,346
Spirit Realty Capital, Inc. - REIT	54,600	588,042
Starwood Hotels & Resorts Worldwide, Inc.	4,300	329,595

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United States (continued)
Strategic Hotels & Resorts, Inc. - REIT (B)	38,700	$ 417,573
Sunstone Hotel Investors, Inc. - REIT	23,800	340,578
Tanger Factory Outlet Centers, Inc. - REIT (A)	5,710	203,733
Taubman Centers, Inc. - REIT	7,600	553,584
UDR, Inc. - REIT	44,383	1,147,744
Ventas, Inc. - REIT	3,235	213,769
Vornado Realty Trust - Class A REIT	13,537	1,388,896

Total Common Stocks (cost $50,678,597)		68,111,449

WARRANT - 0.0% (C)
Hong Kong - 0.0% (C)
Sun Hung KAI Properties, Ltd. (B) Expiration: 04/22/2016 Exercise Price: HKD 60.00	4,654	3,133

Total Warrant (cost $0)		3,133

SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (D)	4,083,560	4,083,560

Total Securities Lending Collateral (cost $4,083,560)		4,083,560

Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co.
0.01% (D), dated 04/30/2014, to be repurchased at $516,186 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $526,654.

$ 516,186	$ 516,186

Total Repurchase Agreement (cost $516,186)	516,186

Total Investment Securities (cost $55,278,343) (E)	72,714,328
Other Assets and Liabilities - Net - (5.8)%	(3,964,035)

Net Assets - 100.0%	$ 68,750,293

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	71.7%	$52,123,904
Real Estate Management & Development	20.6	14,951,049
Hotels, Restaurants & Leisure	1.4	1,039,629

Investment Securities, at Value	93.7	68,114,582
Short-Term Investments	6.3	4,599,746

Total Investments	100.0%	$72,714,328

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$33,872,432	$34,239,017	$—	$68,111,449
Warrant	—	3,133	—	3,133
Securities Lending Collateral	4,083,560	—	—	4,083,560
Repurchase Agreement	—	516,186	—	516,186
Total Investment Securities	$37,955,992	$34,758,336	$—	$72,714,328

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,922,635. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at April 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $55,278,343. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,477,687 and $41,702, respectively. Net unrealized appreciation for tax purposes is $17,435,985.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Growth

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 5.3%
Boeing Co.	68,011	$ 8,774,779
Precision Castparts Corp.	36,927	9,345,854
United Technologies Corp.	66,541	7,873,797
Automobiles - 1.1%
Tesla Motors, Inc. (A)	26,775	5,566,255
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (A)	52,721	8,340,462
Biogen IDEC, Inc. (A)	43,831	12,584,757
Celgene Corp. (A)	44,260	6,506,662
Gilead Sciences, Inc. (A)	118,116	9,270,925
Incyte Corp., Ltd. (A)	31,764	1,542,460
Intercept Pharmaceuticals, Inc. (A) (B)	6,997	1,848,048
Vertex Pharmaceuticals, Inc. (A)	76,667	5,190,356
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	24,850	3,971,527
Morgan Stanley	157,482	4,870,918
Chemicals - 2.1%
Monsanto Co.	92,396	10,228,237
Computers & Peripherals - 3.8%
Apple, Inc.	31,552	18,618,520
Energy Equipment & Services - 1.9%
Schlumberger, Ltd.	92,849	9,428,816
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	75,343	8,715,678
Sprouts Farmers Market, Inc. (A) (B)	40,522	1,295,488
Whole Foods Market, Inc.	132,855	6,602,894
Food Products - 1.7%
Mead Johnson Nutrition Co. - Class A	40,379	3,563,851
Mondelez International, Inc. - Class A	134,263	4,786,476
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	205,622	7,965,796
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (A)	44,076	2,934,580
Hotels, Restaurants & Leisure - 5.5%
Chipotle Mexican Grill, Inc. - Class A (A)	9,912	4,941,132
Dunkin’ Brands Group, Inc. (B)	109,303	4,974,379
Las Vegas Sands Corp.	64,139	5,075,319
Marriott International, Inc. - Class A (B)	88,558	5,130,165
Starbucks Corp.	98,293	6,941,452
Internet & Catalog Retail - 7.0%
Amazon.com, Inc. (A)	46,443	14,124,710
NetFlix, Inc. (A)	17,310	5,574,512
Priceline Group, Inc. (A)	10,175	11,780,106
TripAdvisor, Inc. (A)	37,319	3,013,136
Internet Software & Services - 8.4%
Facebook, Inc. - Class A (A)	210,366	12,575,680
Google, Inc. - Class A (A)	17,638	9,434,213
Google, Inc. - Class C (A)	18,058	9,510,426
LinkedIn Corp. - Class A (A)	42,681	6,550,253
Pandora Media, Inc. (A)	38,685	906,003
Twitter, Inc. (A) (B)	54,167	2,110,888
IT Services - 6.7%
FleetCor Technologies, Inc. (A)	31,405	3,584,252
Mastercard, Inc. - Class A	242,434	17,831,021
Visa, Inc. - Class A	57,026	11,554,038
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (A) (B)	53,154	7,220,971

	Shares	Value
Media - 4.3%
Discovery Communications, Inc. - Series A (A)	71,504	$ 5,427,153
Twenty-First Century Fox, Inc. - Class A	161,794	5,180,644
Walt Disney Co. - Class A	129,961	10,311,106
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (A)	53,951	7,037,908
EOG Resources, Inc.	67,883	6,652,534
Pharmaceuticals - 8.0%
Allergan, Inc.	31,091	5,156,132
Bristol-Myers Squibb Co.	197,923	9,913,963
Merck & Co., Inc.	140,835	8,247,298
Novo Nordisk A/S - ADR	220,375	10,002,821
Perrigo Co. PLC	26,215	3,797,505
Valeant Pharmaceuticals International, Inc. (A)	14,778	1,975,966
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	73,241	6,117,088
Road & Rail - 2.9%
Canadian Pacific Railway, Ltd.	42,824	6,679,259
Union Pacific Corp.	38,602	7,350,979
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC - ADR (B)	102,672	4,673,630
Software - 7.4%
Adobe Systems, Inc. (A)	93,100	5,743,339
FireEye, Inc. (A) (B)	40,862	1,604,242
Red Hat, Inc. (A)	115,327	5,610,658
Salesforce.com, Inc. (A)	159,430	8,234,559
Splunk, Inc. (A)	77,538	4,231,249
VMware, Inc. - Class A (A) (B)	69,317	6,412,516
Workday, Inc. - Class A (A)	58,711	4,290,013
Specialty Retail - 5.1%
Inditex SA (B)	57,950	8,694,924
O’Reilly Automotive, Inc. (A)	27,035	4,022,538
Tiffany & Co.	39,173	3,427,246
TJX Cos., Inc.	156,114	9,082,712
Textiles, Apparel & Luxury Goods - 5.4%
Michael Kors Holdings, Ltd. (A)	65,767	5,997,950
NIKE, Inc. - Class B	137,243	10,011,877
Swatch Group AG	8,204	5,262,082
Under Armour, Inc. - Class A (A) (B)	101,454	4,960,086

Total Common Stocks (cost $304,199,350)		488,769,769

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	40,513,206	40,513,206

Total Securities Lending Collateral (cost $40,513,206)		40,513,206

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co.
0.01% (C), dated 04/30/2014, to be repurchased at $2,159,952 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.75%, due 11/15/2028, and with a total value of $2,203,551.

$ 2,159,951	$ 2,159,951

Total Repurchase Agreement (cost $2,159,951)	2,159,951

Total Investment Securities (cost $346,872,507) (D)	531,442,926
Other Assets and Liabilities - Net - (8.4)%	(40,992,338)

Net Assets - 100.0%	$ 490,450,588

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$474,812,763	$13,957,006	$—	$488,769,769
Securities Lending Collateral	40,513,206	—	—	40,513,206
Repurchase Agreement	—	2,159,951	—	2,159,951
Total Investment Securities	$515,325,969	$16,116,957	$—	$531,442,926

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $39,460,780. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $346,872,507. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $188,237,219 and $3,666,800, respectively. Net unrealized appreciation for tax purposes is $184,570,419.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 29.5%
U.S. Treasury Bond
3.00%, 05/15/2042	$ 154,000	$ 141,849
3.13%, 02/15/2042	1,714,400	1,620,643
3.50%, 02/15/2039	1,480,000	1,511,450
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,568,770	1,767,194
2.50%, 01/15/2029	1,531,853	1,891,839
U.S. Treasury Note
0.25%, 11/30/2014 - 12/15/2015	8,585,000	8,593,049
0.50%, 07/31/2017	931,000	915,871
0.63%, 09/30/2017	5,040,000	4,961,643
0.88%, 04/30/2017	983,000	983,000
1.63%, 11/15/2022	1,085,000	1,011,084
1.75%, 05/15/2023	1,955,000	1,823,647
2.00%, 02/15/2023	1,091,000	1,044,206
2.50%, 08/15/2023	4,025,900	3,994,450

Total U.S. Government Obligations (cost $30,106,428)		30,259,925

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.0%
Fannie Mae Zero Coupon, 10/09/2019	1,545,000	1,341,043
5.00%, 04/01/2039	1,355,953	1,500,906
6.00%, 03/01/2038 - 01/01/2040	2,446,745	2,766,636
Fannie Mae, TBA
3.50%	4,880,000	5,020,744
4.00%	1,712,000	1,793,654
4.50%	1,774,000	1,904,555

Total U.S. Government Agency Obligations (cost $14,273,996)		14,327,538

MORTGAGE-BACKED SECURITIES - 13.1%
BB-UBS Trust Series 2012-TFT, Class A 2.89%, 06/05/2030 - 144A	725,000	694,980
BCAP LLC Trust Series 2009-RR15, Class 1A1
2.64%, 10/26/2035 - 144A (A)	550,460	552,674
Series 2009-RR4, Class 9A1 2.51%, 10/26/2035 - 144A (A)	567,137	573,812
Series 2011-R11, Class 23A1
2.63%, 06/26/2035 - 144A (A)	1,428,090	1,456,972
Citigroup Mortgage Loan Trust, Inc. Series 2014-A, Class A 4.00%, 01/25/2035 - 144A (A)	471,992	490,249
COMM Mortgage Trust Series 2013-GAM, Class A1
1.71%, 02/10/2028 - 144A	386,714	379,162
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	210,000	206,846
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 1A1 2.66%, 09/27/2036 - 144A (A)	1,488,604	1,504,109
CSMC Trust Series 2009-14R, Class 2A1 5.00%, 06/26/2037 - 144A	948,441	980,294
GS Mortgage Securities Trust 2013-G1 Series 2013-G1, Class A2 3.56%, 04/10/2031 - 144A (A)	800,000	777,627
Hilton USA Trust 2.66%, 11/05/2030	1,000,000	1,007,749

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A
3.91%, 05/05/2030 - 144A	$ 750,000	$ 762,284
Series 2013-INN, Class C
2.70%, 10/15/2030 - 144A (A)	400,000	400,992
LB Commercial Mortgage Trust Series 2007-C3, Class A1A 6.04%, 07/15/2044 (A)	974,938	1,080,719
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A
5.50%, 10/26/2035 - 144A	453,886	489,985
Series 2010-GG10, Class A4A
6.00%, 08/15/2045 - 144A (A)	437,665	484,591
Series 2012-R3, Class 1A
2.05%, 11/26/2036 - 144A (A)	750,004	749,060
Series 2013-R8, Class 9A
0.88%, 09/26/2036 - 144A (A)	880,088	865,268

Total Mortgage-Backed Securities (cost $13,472,766)		13,457,373

ASSET-BACKED SECURITIES - 4.4%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T5, Class AT5 1.98%, 08/15/2046 - 144A	1,370,000	1,373,014
HLSS Servicer Advance Receivables Trust Series 2012-T2, Class A2 1.99%, 10/15/2045 - 144A	1,000,000	1,007,000
JG Wentworth XXI LLC Series 2010-2A, Class A 4.07%, 01/15/2048 - 144A	395,461	421,941
Sierra Timeshare Receivables Funding LLC Series 2014-1A, Class A 2.07%, 03/20/2030 - 144A	715,281	713,600
Trafigura Securitisation Finance PLC Series 2012-1A, Class A 2.55%, 10/15/2015 - 144A (A)	1,000,000	1,012,031

Total Asset-Backed Securities (cost $4,534,972)		4,527,586

PREFERRED CORPORATE DEBT SECURITY - 0.8%
Insurance - 0.8%
ZFS Finance USA Trust II 6.45%, 12/15/2065 - 144A (A)	755,000	811,625

Total Preferred Corporate Debt Security (cost $821,787)		811,625

CORPORATE DEBT SECURITIES - 35.7%
Aerospace & Defense - 0.5%
Exelis, Inc. 5.55%, 10/01/2021	475,000	494,027
Airlines - 2.7%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	600,000	610,560
9.00%, 01/18/2018	387,488	441,737
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 11/07/2021	929,930	1,006,649
7.75%, 06/17/2021	265,246	310,005
UAL Pass-Through Trust 10.40%, 05/01/2018	370,035	421,396

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Building Products - 1.1%
Owens Corning 4.20%, 12/15/2022	$ 1,100,000	$ 1,096,990
Capital Markets - 1.4%
Macquarie Group, Ltd. 6.25%, 01/14/2021 - 144A (B)	505,000	568,822
Morgan Stanley, Series MTN 4.00%, 07/24/2015	880,000	914,225
Commercial Banks - 5.4%
Barclays Bank PLC 10.18%, 06/12/2021 - 144A	800,000	1,086,224
BNP Paribas SA, Series MTN 2.45%, 03/17/2019 (B)	750,000	754,775
Citigroup, Inc. 1.30%, 11/15/2016 (B)	600,000	600,025
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 - 144A (A) (C)	795,000	1,059,337
Nordea Bank AB 4.25%, 09/21/2022 - 144A	835,000	851,032
Oversea-Chinese Banking Corp Ltd 3.15%, 03/11/2023 - 144A (A)	630,000	626,353
UBS AG 7.63%, 08/17/2022 (B)	450,000	534,722
Computers & Peripherals - 0.6%
Apple, Inc. 2.40%, 05/03/2023	600,000	560,602
Construction Materials - 0.7%
CRH America, Inc. 8.13%, 07/15/2018	600,000	737,315
Diversified Financial Services - 3.2%
Associates Corp. 6.95%, 11/01/2018	635,000	753,668
Bank of America Corp. 5.42%, 03/15/2017	700,000	770,474
General Electric Capital Corp. 7.13%, 06/15/2022 (A) (C)	700,000	805,000
Murray Street Investment Trust I 4.65%, 03/09/2017 (D)	700,000	757,997
Oaktree Capital Management, LP 6.75%, 12/02/2019 - 144A	185,000	214,895
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc. 5.15%, 09/15/2023	500,000	551,168
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc. 4.30%, 04/22/2044	515,000	512,354
Health Care Providers & Services - 0.5%
Owens & Minor, Inc. 6.35%, 04/15/2016	500,000	542,087
Insurance - 4.8%
American International Group, Inc. 8.25%, 08/15/2018	910,000	1,136,903
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	795,000	910,939
Nippon Life Insurance Co. 5.00%, 10/18/2042 - 144A (A)	700,000	738,500
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	450,000	678,158

	Principal	Value
Insurance (continued)
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 (A)	$ 870,000	$ 883,050
Swiss RE Solutions Holding Corp. 7.75%, 06/15/2030	440,000	584,407
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017 (B)	400,000	400,495
Oil, Gas & Consumable Fuels - 2.9%
CNOOC Nexen Finance 2014 ULC 1.63%, 04/30/2017	750,000	749,161
Energy Transfer Partners, LP 7.60%, 02/01/2024	450,000	556,850
EnLink Midstream Partners LP 2.70%, 04/01/2019	700,000	705,024
Petrobras International Finance Co. 5.38%, 01/27/2021	890,000	911,466
Pharmaceuticals - 1.1%
AbbVie, Inc. 4.40%, 11/06/2042	580,000	580,873
Perrigo Co. PLC 2.30%, 11/08/2018 - 144A (B)	500,000	495,748
Real Estate Investment Trusts - 4.3%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC 2.00%, 02/06/2017 - 144A	500,000	500,614
CBL & Associates, LP 5.25%, 12/01/2023	350,000	364,729
CubeSmart LP 4.80%, 07/15/2022	500,000	533,732
EPR Properties 5.75%, 08/15/2022	515,000	554,450
Highwoods Realty LP 5.85%, 03/15/2017	500,000	556,011
Hospitality Properties Trust 5.00%, 08/15/2022	810,000	851,594
WEA Finance LLC / WT Finance AUST Pty, Ltd. 6.75%, 09/02/2019 - 144A	900,000	1,089,526
Road & Rail - 1.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 - 144A	1,040,000	1,167,834
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp 4.10%, 11/15/2023 (B)	350,000	356,984
Intel Corp. 1.35%, 12/15/2017	900,000	898,621
Tobacco - 0.8%
Lorillard Tobacco Co. 8.13%, 06/23/2019 (B)	650,000	808,038
Trading Companies & Distributors - 0.7%
International Lease Finance Corp. 6.75%, 09/01/2016 - 144A	600,000	667,500
Wireless Telecommunication Services - 1.3%
Crown Castle Towers LLC 4.88%, 08/15/2040 - 144A	1,200,000	1,330,553

Total Corporate Debt Securities (cost $36,574,896)		36,594,199

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.3%
U.S. Treasury Bill
0.04%, 06/12/2014 (E)	$ 3,740,000	$ 3,739,830
0.05%, 05/08/2014 (E)	3,740,000	3,739,962

Total Short-Term U.S. Government Obligations (cost $7,479,792)		7,479,792

	Shares	Value
PREFERRED STOCK - 0.6%
Commercial Banks - 0.6%
CoBank ACB - Series F 144A, 6.25% (A)	6,000	613,313

Total Preferred Stock (cost $612,000)		613,313

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (E)	3,435,848	3,435,848

Total Securities Lending Collateral (cost $3,435,848)		3,435,848

Principal	Value
REPURCHASE AGREEMENT - 4.2%

State Street Bank & Trust Co.
0.01% (E), dated 04/30/2014, to be repurchased at $4,336,936 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $4,425,350.

$ 4,336,935	$ 4,336,935

Total Repurchase Agreement (cost $4,336,935)	4,336,935

Total Investment Securities (cost $115,649,420) (F)	115,844,134
Other Assets and Liabilities - Net - (12.9)%	(13,278,570)

Net Assets - 100.0%	$ 102,565,564

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$30,259,925	$—	$30,259,925
U.S. Government Agency Obligations	—	14,327,538	—	14,327,538
Mortgage-Backed Securities	—	13,457,373	—	13,457,373
Asset-Backed Securities	—	4,527,586	—	4,527,586
Preferred Corporate Debt Security	—	811,625	—	811,625
Corporate Debt Securities	—	36,594,199	—	36,594,199
Short-Term U.S. Government Obligations	—	7,479,792	—	7,479,792
Preferred Stock	613,313	—	—	613,313
Securities Lending Collateral	3,435,848	—	—	3,435,848
Repurchase Agreement	—	4,336,935	—	4,336,935
Total Investment Securities	$4,049,161	$111,794,973	$—	$115,844,134

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $3,366,398. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Rate shown reflects the yield at April 30, 2014.
(F)	Aggregate cost for federal income tax purposes is $115,649,420. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $366,585 and $171,871, respectively. Net unrealized appreciation for tax purposes is $194,714.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $28,396,525, or 27.69% of the fund’s net assets.
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.2%
Canada - 0.8%
Suncor Energy, Inc., 1.96% (A)	76,100	$ 2,935,549
Germany - 1.4%
Volkswagen AG, 1.83% (A)	20,110	5,415,311

Total Convertible Preferred Stocks (cost $7,081,043)		8,350,860

PREFERRED STOCK - 1.2%
Germany - 1.2%
Henkel AG & Co. KGaA, 1.52% (A)	41,345	4,604,284

Total Preferred Stock (cost $4,153,441)		4,604,284

COMMON STOCKS - 95.0%
Australia - 0.9%
Brambles, Ltd.	367,415	3,218,729
Austria - 1.1%
Andritz AG	66,490	4,126,574
Belgium - 0.7%
Anheuser-Busch InBev NV - STRIP VVPR (B) (C) (D)	130,726	181
Colruyt SA	46,675	2,638,100
Brazil - 0.7%
SLC Agricola SA	331,600	2,528,176
Canada - 7.2%
Agrium, Inc.	26,400	2,536,248
Alimentation Couche Tard, Inc. - Class B	106,200	2,993,037
ATS Automation Tooling Systems, Inc. (C)	196,100	2,540,596
Cenovus Energy, Inc.	65,354	1,946,816
Corus Entertainment, Inc. - Class B (E)	152,760	3,431,368
Home Capital Group, Inc. - Class B	70,800	2,991,422
MacDonald Dettwiler & Associates, Ltd.	55,115	4,274,235
New Gold, Inc. (C)	109,500	553,469
ShawCor, Ltd.	71,200	3,171,374
Silver Wheaton Corp.	115,900	2,570,621
Denmark - 1.6%
Sydbank A/S (C)	155,190	4,136,477
Tryg A/S	18,561	1,762,950
France - 8.6%
Arkema SA	39,915	4,450,573
BNP Paribas SA	25,100	1,884,244
Eutelsat Communications SA	48,260	1,655,760
Pernod Ricard SA	20,460	2,455,601
Publicis Groupe SA	40,925	3,486,124
Rexel SA	231,818	5,853,348
Sanofi	50,870	5,506,219
Sodexo	64,670	6,971,235
Germany - 8.6%
Bayer AG (E)	29,410	4,080,194
Brenntag AG	30,880	5,584,370
Continental AG	19,970	4,678,051
Deutsche Boerse AG	59,990	4,393,558
Gerresheimer AG (E)	60,528	4,103,364
Linde AG	24,789	5,139,735
SAP AG - ADR (E)	51,100	4,138,589
Hong Kong - 1.6%
China Mobile, Ltd. - ADR	90,465	4,290,755
PICC Property & Casualty Co., Ltd. - Class H (E)	1,224,200	1,613,750
Israel - 1.3%
Bezeq Israeli Telecommunication Corp., Ltd.	2,605,140	4,720,193

	Shares	Value
Italy - 0.4%
Azimut Holding SpA	51,150	$ 1,593,117
Japan - 14.8%
FANUC Corp.	31,100	5,597,300
Kansai Paint Co., Ltd.	299,800	4,196,350
Kenedix Office Investment Corp. -Class A REIT	791	3,945,909
Keyence Corp.	14,500	5,585,978
Nihon Kohden Corp.	99,300	4,064,855
Pigeon Corp.	67,300	3,011,664
Pola Orbis Holdings, Inc.	80,100	3,130,039
Sanrio Co., Ltd. (E)	92,500	2,926,958
SMC Corp.	19,200	4,558,908
Softbank Corp.	37,100	2,754,331
Sugi Holdings Co., Ltd. (E)	75,400	3,392,576
Sundrug Co., Ltd.	123,600	5,053,534
Toyota Motor Corp.	106,600	5,751,510
Wacom Co., Ltd. (E)	186,300	1,219,100
Korea, Republic of - 1.5%
Samsung Electronics Co., Ltd.	4,332	5,630,384
Netherlands - 5.6%
Akzo Nobel NV	58,357	4,492,556
ASML Holding NV (E)	47,740	3,936,171
Koninklijke Ahold NV	230,047	4,437,858
Nutreco NV (E)	84,600	3,927,192
Unilever NV - CVA	93,415	4,002,672
Norway - 2.5%
DNB ASA (E)	264,545	4,677,368
Norwegian Property ASA (C)	1,176,407	1,494,183
ProSafe SE (E)	350,215	3,081,312
Singapore - 1.8%
Jardine Matheson Holdings, Ltd. (E)	64,237	4,001,965
United Overseas Bank, Ltd.	150,900	2,619,115
Sweden - 2.6%
Elekta AB - Class B (E)	101,868	1,425,670
Nordea Bank AB	335,615	4,849,286
Telefonaktiebolaget LM Ericsson - Class B	293,545	3,543,921
Switzerland - 14.9%
Bucher Industries AG	12,442	4,043,190
Givaudan SA (C)	3,844	6,057,980
Julius Baer Group, Ltd. (C)	80,130	3,746,562
Kaba Holding AG (C)	6,095	2,934,617
Novartis AG	67,866	5,883,622
Partners Group Holding AG	13,640	3,731,976
Roche Holding AG	26,224	7,687,526
SGS SA	2,319	5,783,667
Sika AG	1,664	6,728,981
Sulzer AG	23,526	3,619,384
Tecan Group AG (E)	13,300	1,659,289
UBS AG - Class A (C)	184,050	3,847,881
United Kingdom - 13.7%
Amlin PLC	657,893	4,972,989
Bunzl PLC	218,594	6,204,133
DCC PLC	41,651	2,132,912
Diploma PLC	283,360	3,150,427
ICAP PLC	149,890	1,047,980
Mitie Group PLC (E)	1,044,222	5,608,305
Prudential PLC	211,800	4,858,036
Reed Elsevier PLC	294,047	4,329,207
RPS Group PLC	791,683	3,936,514

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
SABMiller PLC	50,880	$ 2,766,595
St James’s Place PLC	134,200	1,744,690
Synergy Health PLC	218,592	4,576,475
TalkTalk Telecom Group PLC	675,580	3,271,381
Travis Perkins PLC	87,761	2,526,394
United States - 4.9%
AON PLC	51,600	4,379,808
Check Point Software Technologies, Ltd. - Class A (C) (E)	104,200	6,675,052
Nielsen Holdings NV	106,100	4,981,395
Taminco Corp. (C)	117,600	2,362,584

Total Common Stocks (cost $249,798,223)		354,577,370

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (A)	43,741,101	43,741,101

Total Securities Lending Collateral (cost $43,741,101)		43,741,101

Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co.
0.01% (A), dated 04/30/2014, to be repurchased at $3,353,038 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $3,421,782.

$ 3,353,037	$ 3,353,037

Total Repurchase Agreement (cost $3,353,037)	3,353,037

Total Investment Securities (cost $308,126,845) (F)	414,626,652
Other Assets and Liabilities - Net - (11.0)%	(41,214,181)

Net Assets - 100.0%	$ 373,412,471

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	8.7%	$35,965,007
Machinery	5.9	24,485,952
Trading Companies & Distributors	5.6	23,318,672
Pharmaceuticals	5.6	23,157,561
Insurance	4.7	19,332,223
Food & Staples Retailing	4.5	18,515,105
Commercial Banks	4.4	18,166,490
Commercial Services & Supplies	3.8	15,698,165
Capital Markets	3.4	13,967,516
Media	3.1	12,902,459
Automobiles	2.7	11,166,821
Software	2.6	10,813,641
Professional Services	2.6	10,765,062
Food Products	2.5	10,458,040
Semiconductors & Semiconductor Equipment	2.3	9,566,555
Diversified Telecommunication Services	1.9	7,991,574
Household Products	1.8	7,615,948
Wireless Telecommunication Services	1.7	7,045,086
Hotels, Restaurants & Leisure	1.7	6,971,235
Energy Equipment & Services	1.5	6,252,686
Industrial Conglomerates	1.5	6,134,877
Life Sciences Tools & Services	1.4	5,762,653
Electronic Equipment & Instruments	1.3	5,585,978
Health Care Equipment & Supplies	1.3	5,490,525
Beverages	1.3	5,222,377
Oil, Gas & Consumable Fuels	1.2	4,882,365
Auto Components	1.1	4,678,051
Health Care Providers & Services	1.1	4,576,475
Diversified Financial Services	1.1	4,393,558
Aerospace & Defense	1.0	4,274,235
Real Estate Investment Trusts	0.9	3,945,909
Communications Equipment	0.8	3,543,921
Personal Products	0.8	3,130,039
Metals & Mining	0.7	3,124,090
Thrifts & Mortgage Finance	0.7	2,991,422
Specialty Retail	0.7	2,926,958
Real Estate Management & Development	0.4	1,494,183

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Computers & Peripherals	0.3%	$1,219,100

Investment Securities, at Value	88.6	367,532,514
Short-Term Investments	11.4	47,094,138

Total Investments	100.0%	$414,626,652

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks	$2,935,549	$5,415,311	$—	$8,350,860
Preferred Stock	—	4,604,284	—	4,604,284
Common Stocks
Australia	—	3,218,729	—	3,218,729
Austria	—	4,126,574	—	4,126,574
Belgium	—	2,638,100	181	2,638,281
Brazil	2,528,176	—	—	2,528,176
Canada	27,009,186	—	—	27,009,186
Denmark	—	5,899,427	—	5,899,427
France	—	32,263,104	—	32,263,104
Germany	4,138,589	27,979,272	—	32,117,861
Hong Kong	4,290,755	1,613,750	—	5,904,505
Israel	—	4,720,193	—	4,720,193
Italy	—	1,593,117	—	1,593,117
Japan	—	55,189,012	—	55,189,012
Korea, Republic of	—	5,630,384	—	5,630,384
Netherlands	—	20,796,449	—	20,796,449
Norway	—	9,252,863	—	9,252,863
Singapore	—	6,621,080	—	6,621,080
Sweden	—	9,818,877	—	9,818,877
Switzerland	—	55,724,675	—	55,724,675
United Kingdom	—	51,126,038	—	51,126,038
United States	18,398,839	—	—	18,398,839
Securities Lending Collateral	43,741,101	—	—	43,741,101
Repurchase Agreement	—	3,353,037	—	3,353,037
Total Investment Securities	$103,042,195	$311,584,276	$181	$414,626,652

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (H)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (H)
Common Stocks	$177	$—	$—	$—		$4	$—	$—	$181	$4

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $181, or less than 0.01% of the fund’s net assets.
(C)	Non-income producing security.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $181, or less than 0.01% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of this security is on loan. The value of all securities on loan is $41,872,318. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Aggregate cost for federal income tax purposes is $308,126,845. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $110,923,238 and $4,423,431, respectively. Net unrealized appreciation for tax purposes is $106,499,807.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(I)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to a reduced rate of withholding tax on the dividends paid by the company.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Brazil - 1.5%
BM&FBovespa SA	445,300	$ 2,276,677
Itau Unibanco Holding SA - ADR	274,033	4,483,180
Canada - 2.9%
Canadian National Railway Co.	155,266	9,093,930
Loblaw Cos., Ltd.	87,614	3,808,957
France - 13.4%
Air Liquide SA - Class A (A)	70,361	10,064,136
Danone SA	129,867	9,577,885
Dassault Systemes	20,775	2,554,510
GDF Suez (A)	163,379	4,119,614
Legrand SA	45,423	2,930,317
LVMH Moet Hennessy Louis Vuitton SA (A)	51,334	10,095,178
Pernod Ricard SA	78,622	9,436,180
Schneider Electric SA	123,279	11,553,146
Germany - 12.6%
Bayer AG (A)	147,047	20,400,555
Beiersdorf AG	74,693	7,487,963
Linde AG	44,866	9,302,487
Merck KGaA	46,239	7,797,389
MTU Aero Engines AG	18,446	1,735,841
ProSiebenSat.1 Media AG	37,720	1,649,206
SAP AG	103,245	8,313,469
Hong Kong - 3.0%
AIA Group, Ltd.	1,422,400	6,898,308
Li & Fung, Ltd.	4,666,000	6,776,667
India - 1.0%
ICICI Bank, Ltd. - ADR	102,410	4,369,835
Italy - 0.8%
Saipem SpA	138,658	3,712,685
Japan - 11.9%
Denso Corp.	189,200	8,609,169
FANUC Corp.	27,900	5,021,372
Honda Motor Co., Ltd.	282,900	9,352,981
Hoya Corp.	257,700	7,597,279
INPEX Corp.	379,000	5,516,232
Japan Tobacco, Inc.	140,800	4,621,947
Kyocera Corp.	87,600	4,118,875
Rinnai Corp.	2,800	232,797
Shin-Etsu Chemical Co., Ltd.	92,400	5,420,993
Terumo Corp.	157,900	3,133,752
Netherlands - 7.7%
Akzo Nobel NV	102,411	7,884,010
Heineken NV (A)	114,005	7,908,238
ING Groep NV - CVA (B)	732,134	10,395,951
Randstad Holding NV	149,486	8,690,649
Russian Federation - 0.4%
Sberbank of Russia - ADR	220,964	1,852,120
Singapore - 2.0%
DBS Group Holdings, Ltd.	505,000	6,823,562
Singapore Telecommunications, Ltd.	667,150	2,038,043
Spain - 1.3%
Amadeus IT Holding SA - Class A	143,156	5,949,284
Sweden - 1.1%
Hennes & Mauritz AB - Class B	121,315	4,940,514
Switzerland - 10.4%
Julius Baer Group, Ltd. (B)	81,775	3,823,476
Keuhne & Nagel International AG	21,792	2,976,251
Nestle SA	219,252	16,927,819

	Shares	Value
Switzerland (continued)
Roche Holding AG	23,247	$ 6,814,823
Sonova Holding AG (B)	27,646	3,989,367
Swiss Re AG (B)	34,075	2,975,416
UBS AG - Class A (B)	455,064	9,513,894
Taiwan - 2.7%
Hon Hai Precision Industry Co., Ltd.	1,408,183	4,038,302
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	412,531	8,291,873
Thailand - 0.2%
Kasikornbank PCL	182,300	1,106,982
United Kingdom - 20.7%
Barclays PLC	1,220,390	5,196,595
BG Group PLC	371,229	7,508,857
Compass Group PLC	818,625	13,020,002
Diageo PLC	209,480	6,428,240
Hays PLC	782,136	1,990,081
HSBC Holdings PLC	1,252,968	12,779,797
Reckitt Benckiser Group PLC - Class A	100,526	8,104,513
Rio Tinto PLC	154,897	8,432,969
Samsung Electronics Co., Ltd. - GDR, Reg S	5,435	3,502,857
Smiths Group PLC	248,899	5,610,216
Standard Chartered PLC	424,780	9,190,895
WPP PLC - Class A	552,668	11,888,002
United States - 4.5%
Check Point Software Technologies, Ltd. - Class A (A) (B)	32,950	2,110,777
Delphi Automotive PLC - Class A	61,060	4,081,251
NCR Corp. (B)	65,710	2,004,812
Valeant Pharmaceuticals International, Inc. (B)	42,490	5,681,338
Yum! Brands, Inc.	81,470	6,272,375

Total Common Stocks (cost $400,668,522)		442,807,663

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	35,179,260	35,179,260

Total Securities Lending Collateral (cost $35,179,260)		35,179,260

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $6,585,022 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50%, due 12/15/2027 - 04/01/2028, and with a total value of $6,717,347.	$ 6,585,020	6,585,020

Total Repurchase Agreement (cost $6,585,020)		6,585,020

Total Investment Securities (cost $442,432,802) (D)		484,571,943
Other Assets and Liabilities - Net - (7.3)%		(33,030,138)

Net Assets - 100.0%		$ 451,541,805

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Commercial Banks	9.5%		$45,802,966
Pharmaceuticals	8.4		40,694,105
Chemicals	6.7		32,671,626
Food Products	5.5		26,505,704
Beverages	4.9		23,772,658
Hotels, Restaurants & Leisure	4.0		19,292,377
Textiles, Apparel & Luxury Goods	3.5		16,871,845
Electronic Equipment & Instruments	3.3		15,754,456
Electrical Equipment	3.0		14,483,463
Media	2.8		13,537,208
Capital Markets	2.8		13,337,370
Oil, Gas & Consumable Fuels	2.7		13,025,089
Software	2.7		12,978,756
Auto Components	2.6		12,690,420
Diversified Financial Services	2.6		12,672,628
Semiconductors & Semiconductor Equipment	2.4		11,794,730
Professional Services	2.2		10,680,730
Insurance	2.0		9,873,724
Automobiles	1.9		9,352,981
Road & Rail	1.9		9,093,930
Metals & Mining	1.7		8,432,969
Household Products	1.7		8,104,513
Personal Products	1.5		7,487,963
Health Care Equipment & Supplies	1.5		7,123,119
IT Services	1.2		5,949,284
Industrial Conglomerates	1.2		5,610,216
Machinery	1.0		5,021,372
Specialty Retail	1.0		4,940,514
Tobacco	1.0		4,621,947
Multi-Utilities	0.8		4,119,614
Food & Staples Retailing	0.8		3,808,957
Energy Equipment & Services	0.8		3,712,685
Marine	0.6		2,976,251
Diversified Telecommunication Services	0.4		2,038,043
Computers & Peripherals	0.4		2,004,812
Aerospace & Defense	0.4		1,735,841
Household Durables	0.0	(E)	232,797

Investment Securities, at Value	91.4		442,807,663
Short-Term Investments	8.6		41,764,280

Total Investments	100.0%		$484,571,943

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$54,327,125	$388,480,538	$—	$442,807,663
Securities Lending Collateral	35,179,260	—	—	35,179,260
Repurchase Agreement	—	6,585,020	—	6,585,020
Total Investment Securities	$89,506,385	$395,065,558	$—	$484,571,943

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $33,545,471. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $442,432,802. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $52,510,403 and $10,371,262, respectively. Net unrealized appreciation for tax purposes is $42,139,141.
(E)	Percentage rounds to less than 0.1%.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.7%
Germany - 0.7%
Sartorius AG, 1.09% (A)	35,000	$ 4,554,668

Total Preferred Stock (cost $3,851,081)		4,554,668

COMMON STOCKS - 97.4%
Australia - 4.6%
Amcor, Ltd.	424,241	4,055,495
Ansell, Ltd.	316,541	5,319,666
Computershare, Ltd.	540,070	6,196,306
Iluka Resources, Ltd. (B)	663,062	5,476,104
Mineral Deposits, Ltd. (C)	492,515	915,093
Mirvac Group - REIT	3,530,884	5,740,336
PanAust, Ltd.	1,175,972	1,753,428
Recall Holdings, Ltd. (C)	324,969	1,367,590
Starpharma Holdings, Ltd. (B) (C)	965,068	636,549
Austria - 2.0%
Andritz AG	125,000	7,757,884
Kapsch TrafficCom AG (B)	95,000	5,271,269
Rosenbauer International AG	5,213	491,793
Belgium - 0.7%
Kinepolis Group NV	23,054	4,511,336
Brazil - 0.6%
BR Properties SA	477,252	3,812,023
Denmark - 3.6%
Auriga Industries A/S - Class B (C)	190,000	7,027,881
GN Store Nord	200,000	4,825,279
Jyske Bank A/S (C)	83,000	4,558,829
Matas A/S (C)	190,000	5,209,108
OW Bunker A/S (C)	76,000	2,500,371
Finland - 0.2%
Vaisala OYJ - Class A	36,083	1,172,899
France - 5.6%
Eurofins Scientific SE (B)	25,000	6,936,747
Groupe Eurotunnel SA	680,000	9,121,711
Inside Secure SA (C)	129,067	651,782
Korian-Medica	113,630	4,269,013
Lectra (D)	610,000	6,431,751
Montupet	23,200	1,917,994
Naturex	35,000	3,071,730
Rubis SCA	75,000	5,335,745
Germany - 8.0%
CTS Eventim AG	42,427	2,701,723
Delticom AG (B)	39,222	1,860,980
Freenet AG	240,000	8,295,794
MTU Aero Engines AG	80,000	7,528,312
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	17,500	316,836
RIB Software AG	240,000	3,734,190
SAF-Holland SA	107,665	1,607,957
SHW AG	25,000	1,501,285
Suss Microtec AG (B) (C)	140,000	1,358,825
Tipp24 SE	115,000	8,312,304
Tom Tailor Holding AG (C)	440,000	8,546,072
XING AG	64,083	8,191,753
Hong Kong - 4.0%
Baoxin Auto Group, Ltd. (B)	2,395,500	1,807,528
Convenience Retail Asia, Ltd.	648,000	436,293
Dah Chong Hong Holdings, Ltd. (B)	5,147,000	3,259,633
Dah Sing Banking Group, Ltd.	1,780,844	2,659,913

	Shares	Value
Hong Kong (continued)
Haitian International Holdings, Ltd. - Series B	2,000	$ 4,024
Johnson Electric Holdings, Ltd. (B)	2,678,000	2,562,994
Minth Group, Ltd.	76,000	119,397
Samsonite International SA (B)	747,900	2,377,899
Shenzhou International Group Holdings, Ltd.	551,000	1,890,455
Sitoy Group Holdings, Ltd.	1,760,000	1,060,139
Techtronic Industries Co.	2,269,000	7,228,771
Yue Yuen Industrial Holdings	1,145,500	3,531,230
Indonesia - 0.9%
Ciputra Property PT	20,208,000	1,267,206
Holcim Indonesia PT	7,076,900	1,738,390
Matahari Department Store Tbk PT (C)	919,900	1,193,487
Surya Citra Media Tbk PT	6,211,700	1,692,415
Ireland - 5.4%
Dalata Hotel Group PLC (C)	931,950	3,762,456
FBD Holdings PLC	138,270	3,327,270
Glanbia PLC	525,000	7,833,495
IFG Group PLC (D)	800,000	1,897,894
Irish Continental Group PLC	37,000	1,486,829
Irish Residential Properties REIT PLC (C)	1,046,844	1,495,909
Origin Enterprises PLC	260,000	2,813,544
Paddy Power PLC	80,000	6,170,930
Smurfit Kappa Group PLC - Class B	362,000	8,053,105
Italy - 5.0%
Amplifon SpA (B)	763,687	4,979,653
Banca Popolare dell’Emilia Romagna SC (C)	300,000	3,448,257
Credito Emiliano SpA	200,000	2,047,727
Maire Tecnimont SpA (B) (C)	2,800,000	10,193,133
MARR SpA	175,000	3,386,866
Prysmian SpA	95,347	2,478,920
Sorin SpA (C)	2,400,000	7,311,886
Japan - 17.6%
Ai Holdings Corp.	157,500	2,508,045
AICA Kogyo Co., Ltd. (B)	188,700	3,940,671
Arcs Co., Ltd. (B)	149,000	2,984,810
Asahi Diamond Industrial Co., Ltd.	251,100	3,394,339
Daibiru Corp.	370,400	3,688,240
Eagle Industry Co., Ltd.	304,900	4,807,539
Exedy Corp.	6,600	176,112
Fujikura Kasei Co., Ltd.	32,400	177,157
Glory, Ltd.	81,800	2,109,109
Hitachi High-Technologies Corp. (B)	128,400	2,933,852
Hitachi Transport System, Ltd.	132,400	2,028,057
Icom, Inc.	13,100	301,761
JSP Corp. (B)	279,700	4,199,535
Kakaku.com, Inc.	23,600	335,873
Kissei Pharmaceutical Co., Ltd.	176,600	4,133,651
Koito Manufacturing Co., Ltd.	187,700	4,090,533
Kumiai Chemical Industry Co., Ltd.	113,000	767,076
Kureha Corp. (B)	908,000	4,289,764
Kuroda Electric Co., Ltd. (B)	269,300	4,322,603
Lintec Corp.	120,900	2,245,700
Mitsui Sugar Co., Ltd.	810,000	3,359,319
Modec, Inc.	88,100	1,947,533
Musashi Seimitsu Industry Co., Ltd. (B)	104,900	2,311,730
Nabtesco Corp.	149,800	3,222,088
NEC Networks & System Integration Corp.	208,600	4,411,339
Nichi-iko Pharmaceutical Co., Ltd.	87,000	1,349,655

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Japan (continued)
Nifco, Inc.	4,600	$ 128,234
Nihon Parkerizing Co., Ltd.	177,200	3,863,440
Nippon Densetsu Kogyo Co., Ltd.	237,000	3,514,374
Nippon Soda Co., Ltd.	439,000	2,439,008
Nippon Thompson Co., Ltd.	77,000	349,469
Nitta Corp.	302,000	6,209,263
Obara Group, Inc.	66,200	2,480,031
OBIC Business Consultants, Ltd. (B)	52,200	1,690,047
Plenus Co., Ltd.	161,800	3,692,272
Sumitomo Real Estate Sales Co., Ltd.	115,300	3,456,688
Takasago International Corp.	548,000	2,680,100
Tokai Tokyo Financial Holdings, Inc.	581,200	3,899,870
Trusco Nakayama Corp.	237,000	5,343,424
Tsuruha Holdings, Inc. - Class B	30,100	3,026,635
Tsutsumi Jewelry Co., Ltd.	78,800	1,784,340
Unipres Corp. (B)	102,300	1,974,254
Yushin Precision Equipment Co., Ltd. (B)	77,300	2,221,425
Korea, Republic of - 2.1%
Halla Visteon Climate Control Corp. (B)	102,780	4,287,059
Hankook Tire Co., Ltd.	105,403	6,089,770
Sung Kwang Bend Co., Ltd.	164,026	3,833,570
Malaysia - 0.5%
Bursa Malaysia Bhd	1,431,500	3,327,235
Netherlands - 1.7%
Delta Lloyd NV	430,000	11,307,799
New Zealand - 0.7%
Fletcher Building, Ltd.	603,316	5,124,359
Norway - 2.4%
Borregaard ASA	1,067,042	7,413,629
Storebrand ASA - Class A (C)	1,550,000	8,688,323
Philippines - 0.2%
Robinsons Retail Holdings, Inc. (C)	751,160	1,128,930
Singapore - 2.9%
First Resources, Ltd.	1,649,000	3,380,338
Goodpack, Ltd.	835,000	1,598,469
Jardine Cycle & Carriage, Ltd.	35,000	1,309,604
Mapletree Commercial Trust - REIT (B)	1,444,000	1,457,015
Mapletree Industrial Trust - REIT (B)	1,792,800	2,059,211
SATS, Ltd. (B)	365,000	922,908
Silverlake Axis, Ltd.	2,943,000	2,018,808
UOL Group, Ltd.	740,000	3,789,423
Vard Holdings, Ltd. (B) (C)	3,628,000	2,792,550
Sweden - 3.7%
Bufab Holding AB (C)	200,000	1,968,565
Byggmax Group AB - Class A	275,000	2,304,989
Intrum Justitia AB	265,000	7,666,098
Loomis AB - Class B	330,000	8,957,737
Opus Group AB	1,250,000	2,451,093
Sanitec Corp. (C)	66,597	765,606
Seamless Distribution AB (B) (C)	120,000	601,643
Switzerland - 3.5%
Ascom Holding AG	60,000	1,114,646
Clariant AG (C)	160,000	3,148,733
Comet Holding AG (C)	4,000	2,463,356
EFG International AG (B) (C)	245,000	3,103,909
Helvetia Holding AG	15,000	7,456,539
Interroll Holding AG (C)	2,896	1,803,213
Kuoni Reisen Holding AG (C)	1,563	690,395
Orior AG (C)	34,500	2,228,525

	Shares	Value
Switzerland (continued)
Schweizerische National-Versicherungs-Gesellschaft AG	20,000	$ 1,385,070
Taiwan - 2.0%
Chroma ATE, Inc.	283,000	728,164
CTCI Corp.	1,929,000	3,078,939
Giant Manufacturing Co., Ltd.	391,000	3,055,699
Merida Industry Co., Ltd.	630,400	4,216,862
Yungtay Engineering Co., Ltd.	828,000	2,440,294
Thailand - 1.5%
Bumrungrad Hospital PCL	1,360,400	4,119,876
Hemaraj Land and Development PCL	32,463,400	3,571,375
LPN Development PCL (B)	3,821,900	2,055,039
VGI Global Media PCL	2,236,652	794,855
United Kingdom - 18.0%
A.G.BARR PLC	202,326	2,112,840
Anglo Pacific Group PLC	400,000	1,286,560
Ashtead Group PLC	275,000	4,060,389
Berendsen PLC	150,000	2,621,240
Berkeley Group Holdings PLC	55,000	2,130,253
Bodycote PLC	180,000	2,220,076
Computacenter PLC	250,000	2,747,870
CSR PLC	250,000	2,424,963
Daily Mail & General Trust PLC - Class A (B)	125,000	1,719,001
DCC PLC	70,000	3,584,640
Dechra Pharmaceuticals PLC	225,000	2,621,240
Dignity PLC	85,000	2,053,684
Diploma PLC	175,000	1,945,669
Domino Printing Sciences PLC	220,000	2,878,721
Elementis PLC	425,000	1,989,821
EnQuest PLC (B) (C)	1,100,000	2,549,989
Fenner PLC	400,000	2,795,314
Grafton Group PLC	300,000	2,942,880
Grainger PLC	719,166	2,592,401
Halma PLC	225,000	2,133,081
IG Group Holdings PLC	250,000	2,684,555
Inchcape PLC	175,000	1,893,962
Investec PLC	371,399	3,270,169
John Wood Group PLC	225,000	2,976,437
Just Retirement Group PLC (C)	600,000	1,650,241
Kentz Corp., Ltd.	200,000	2,438,048
Kier Group PLC	92,520	2,597,784
Kofax, Ltd. (C)	178,649	1,341,503
Lamprell PLC - Class A (C)	700,000	1,814,185
London Stock Exchange Group PLC	90,000	2,753,441
Micro Focus International PLC	138,461	1,811,775
Millennium & Copthorne Hotels PLC	117,038	1,096,718
N Brown Group PLC	235,417	2,039,061
Pace PLC	303,724	1,870,208
Pets at Home Group PLC (C)	536,288	2,016,930
Photo-Me International PLC	1,100,000	2,507,273
Premier Oil PLC	525,000	3,003,156
QinetiQ Group PLC - Class A	650,000	2,313,445
Redrow PLC	460,000	2,225,918
Ricardo PLC	192,475	2,201,703
RPS Group PLC	400,000	1,988,934
SDL PLC	350,000	1,780,206
Senior PLC	455,000	2,195,577
SIG PLC	650,000	2,101,635
Soco International PLC (C)	400,000	2,918,229

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
ST Modwen Properties PLC	300,000	$ 1,881,721
SuperGroup PLC (C)	130,000	2,919,242
TalkTalk Telecom Group PLC (B)	223,000	1,079,839
Taylor Wimpey PLC	1,400,000	2,484,311
Telecom Plus PLC	83,571	2,184,247
Ultra Electronics Holdings PLC	19,000	544,070
Victrex PLC	100,000	3,142,111
WS Atkins PLC	120,000	2,599,459

Total Common Stocks (cost $529,255,679)		657,035,301

INVESTMENT COMPANY - 0.5%
United Kingdom - 0.5%
Kennedy Wilson Europe Real Estate PLC (C)	180,000	3,099,901

Total Investment Company (cost $3,139,552)		3,099,901

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (A)	45,578,221	$ 45,578,221

Total Securities Lending Collateral (cost $45,578,221)		45,578,221

Total Investment Securities (cost $581,824,533) (E)		710,268,091
Other Assets and Liabilities - Net - (5.3)%		(35,562,691)

Net Assets - 100.0%		$ 674,705,400

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	6.1%	$43,383,955
Machinery	5.3	37,498,322
Insurance	4.8	33,815,242
Auto Components	4.1	29,011,864
Specialty Retail	3.7	26,449,189
Real Estate Management & Development	3.7	26,114,116
Hotels, Restaurants & Leisure	3.3	23,725,075
Trading Companies & Distributors	3.2	22,685,165
Commercial Services & Supplies	3.2	22,601,599
Electronic Equipment & Instruments	3.2	22,540,480
Health Care Equipment & Supplies	3.1	22,011,499
Construction & Engineering	3.1	21,822,278
Food Products	2.9	20,458,426
Software	2.8	19,726,759
Household Durables	2.0	14,069,253
Containers & Packaging	1.9	13,707,069
Capital Markets	1.9	13,373,849
Health Care Providers & Services	1.9	13,368,542
IT Services	1.9	13,355,515
Food & Staples Retailing	1.8	13,192,059
Commercial Banks	1.8	12,714,726
Aerospace & Defense	1.8	12,581,404
Oil, Gas & Consumable Fuels	1.7	12,258,305
Media	1.6	11,419,330
Road & Rail	1.6	11,149,768
Real Estate Investment Trusts	1.5	10,752,471
Diversified Financial Services	1.5	10,663,125
Leisure Equipment & Products	1.4	9,779,834
Textiles, Apparel & Luxury Goods	1.2	8,859,723
Pharmaceuticals	1.2	8,741,095
Building Products	1.2	8,539,847
Internet Software & Services	1.2	8,527,626
Wireless Telecommunication Services	1.2	8,295,794
Metals & Mining	1.1	8,144,625
Life Sciences Tools & Services	1.0	6,936,747
Construction Materials	1.0	6,862,749
Energy Equipment & Services	0.9	6,738,155
Distributors	0.9	6,463,199
Gas Utilities	0.7	5,335,745
Electrical Equipment	0.7	5,041,914

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Professional Services	0.7%	$4,801,162
Semiconductors & Semiconductor Equipment	0.6	4,435,570
Marine	0.6	4,279,379
Industrial Conglomerates	0.5	3,584,640
Communications Equipment	0.5	3,286,615
Multi-Utilities	0.3	2,184,247
Beverages	0.3	2,112,840
Diversified Consumer Services	0.3	2,053,684
Internet & Catalog Retail	0.3	2,039,061
Multiline Retail	0.2	1,193,487
Diversified Telecommunication Services	0.1	1,079,839
Transportation Infrastructure	0.1	922,908

Investment Securities, at Value	93.6	664,689,870
Short-Term Investments	6.4	45,578,221

Total Investments	100.0%	$710,268,091

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Preferred Stock	$—	$4,554,668	$—	$4,554,668
Common Stocks	3,812,023	653,223,278	—	657,035,301
Investment Company	—	3,099,901	—	3,099,901
Securities Lending Collateral	45,578,221	—	—	45,578,221
Total Investment Securities	$49,390,244	$660,877,847	$—	$710,268,091

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $43,123,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $8,329,645, or 1.23% of the fund’s net assets.
(E)	Aggregate cost for federal income tax purposes is $581,824,533. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $136,164,798 and $7,721,240, respectively. Net unrealized appreciation for tax purposes is $128,443,558.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 102.6%
Aerospace & Defense - 3.5%
Honeywell International, Inc. (A)	21,840	$ 2,028,936
L-3 Communications Holdings, Inc.	4,850	559,545
United Technologies Corp. (A)	19,240	2,276,669
Airlines - 1.1%
Delta Air Lines, Inc.	17,370	639,737
United Continental Holdings, Inc. (B)	23,140	945,732
Auto Components - 0.7%
Lear Corp.	3,940	327,256
TRW Automotive Holdings Corp. (A) (B)	7,800	626,730
Automobiles - 0.9%
General Motors Co. (A)	35,350	1,218,868
Beverages - 2.6%
Coca-Cola Co.	29,270	1,193,923
Constellation Brands, Inc. - Class A (B)	15,767	1,258,837
Dr. Pepper Snapple Group, Inc. (A)	14,740	816,891
Molson Coors Brewing Co. - Class B	5,770	346,027
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (A) (B)	5,740	908,068
Biogen IDEC, Inc. (A) (B)	4,740	1,360,949
BioMarin Pharmaceutical, Inc. (B)	2,650	154,309
Celgene Corp. (B)	6,880	1,011,429
Vertex Pharmaceuticals, Inc. (B)	10,100	683,770
Building Products - 0.4%
Masco Corp. (A)	29,960	601,896
Capital Markets - 3.2%
Charles Schwab Corp. (A)	20,210	536,576
Goldman Sachs Group, Inc.	3,770	602,521
Invesco, Ltd. (A)	24,880	876,025
Morgan Stanley (A)	41,940	1,297,204
State Street Corp. (A)	12,690	819,266
TD Ameritrade Holding Corp. (A)	9,860	314,534
Chemicals - 1.9%
Axiall Corp. (A)	14,740	686,884
Dow Chemical Co.	21,280	1,061,872
Monsanto Co.	8,010	886,707
Commercial Banks - 2.2%
BB&T Corp. (A)	18,470	689,485
PNC Financial Services Group, Inc.	6,620	556,345
Popular, Inc. (B)	13,500	417,150
Wells Fargo & Co. (A)	29,240	1,451,473
Communications Equipment - 1.7%
Cisco Systems, Inc. (A)	26,290	607,562
QUALCOMM, Inc. (A)	22,248	1,751,140
Construction & Engineering - 1.5%
Fluor Corp. (A)	28,480	2,155,936
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	5,680	706,194
Consumer Finance - 0.5%
Capital One Financial Corp. (A)	9,400	694,660
Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	7,500	353,775
Diversified Financial Services - 1.9%
Bank of America Corp.	74,830	1,132,926
Citigroup, Inc. (A)	21,959	1,052,056
IntercontinentalExchange Group, Inc. (A)	2,320	474,301
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	27,460	1,283,206

	Shares	Value
Electric Utilities - 2.6%
American Electric Power Co., Inc.	21,650	$ 1,164,986
Edison International	14,720	832,563
FirstEnergy Corp.	15,690	529,538
NextEra Energy, Inc. (A)	10,440	1,042,434
Electrical Equipment - 1.8%
Eaton Corp. PLC (A)	11,570	840,445
Emerson Electric Co. (A)	23,760	1,619,957
Energy Equipment & Services - 1.3%
Schlumberger, Ltd. (A)	17,350	1,761,892
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	6,160	712,589
CVS Caremark Corp. (A)	10,530	765,741
Food Products - 2.3%
Archer-Daniels-Midland Co. (A)	28,030	1,225,752
General Mills, Inc. (A)	10,200	540,804
Mondelez International, Inc. - Class A (A)	42,240	1,505,856
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	15,300	592,722
Boston Scientific Corp. (A) (B)	75,330	949,911
Stryker Corp.	17,060	1,326,415
Health Care Providers & Services - 2.7%
Aetna, Inc.	3,590	256,506
Humana, Inc. - Class A (A)	11,160	1,224,810
McKesson Corp.	5,270	891,631
UnitedHealth Group, Inc. (A)	18,770	1,408,501
Health Care Technology - 0.3%
Cerner Corp. (A) (B)	8,430	432,459
Hotels, Restaurants & Leisure - 1.2%
Dunkin’ Brands Group, Inc.	4,280	194,783
Royal Caribbean Cruises, Ltd. - Class A (A)	14,440	767,197
Starbucks Corp.	7,460	526,825
Starwood Hotels & Resorts Worldwide, Inc.	2,460	188,559
Household Durables - 1.3%
Harman International Industries, Inc.	8,140	892,225
Lennar Corp. - Class A	7,820	301,774
PulteGroup, Inc. (A)	30,420	559,424
Household Products - 1.7%
Procter & Gamble Co. (A)	28,800	2,377,440
Insurance - 5.9%
ACE, Ltd. (A)	26,170	2,677,714
Aflac, Inc.	7,870	493,606
Axis Capital Holdings, Ltd.	14,390	658,343
Hartford Financial Services Group, Inc.	4,100	147,067
Marsh & McLennan Cos., Inc. (A)	13,700	675,547
MetLife, Inc. (A)	28,310	1,482,028
Prudential Financial, Inc.	14,050	1,133,554
Travelers Cos., Inc.	6,890	624,096
XL Group PLC - Class A	12,170	381,530
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (A) (B)	3,080	936,720
Priceline Group, Inc. (A) (B)	350	405,213
Internet Software & Services - 3.9%
eBay, Inc. (A) (B)	18,650	966,630
Google, Inc. - Class A (B)	4,090	2,187,659
Google, Inc. - Class C (B)	4,220	2,222,505
IT Services - 2.1%
Accenture PLC - Class A	11,950	958,629
Alliance Data Systems Corp. (B)	3,060	740,214

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp. - Class A (B)	10,610	$ 508,272
Fidelity National Information Services, Inc.	4,550	243,107
Visa, Inc. - Class A (A)	2,310	468,029
Machinery - 1.7%
Deere & Co.	7,630	712,184
PACCAR, Inc. (A)	15,900	1,017,282
SPX Corp. (A)	5,960	606,967
Media - 7.0%
CBS Corp. - Class B (A)	17,820	1,029,283
Comcast Corp. - Class A (A)	31,880	1,650,109
DISH Network Corp. - Class A (A) (B)	16,740	951,836
Time Warner Cable, Inc.	3,830	541,792
Time Warner, Inc.	72,160	4,795,754
Twenty-First Century Fox, Inc. - Class B	26,360	825,595
Metals & Mining - 2.6%
Alcoa, Inc.	137,210	1,848,218
Alumina, Ltd. - ADR (A) (B)	77,230	383,061
Freeport-McMoRan Copper & Gold, Inc. (A)	25,910	890,527
U.S. Steel Corp.	21,450	558,129
Multi-Utilities - 3.5%
CMS Energy Corp. (A)	48,380	1,466,398
Dominion Resources, Inc.	15,600	1,131,624
NiSource, Inc. - Class B (A)	25,340	920,349
Public Service Enterprise Group, Inc.	15,130	619,876
Sempra Energy (A)	7,810	770,144
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc. (A) (B)	4,680	264,186
EOG Resources, Inc.	5,700	558,600
Hess Corp.	5,880	524,261
Marathon Oil Corp.	12,180	440,307
Occidental Petroleum Corp. (A)	2,060	197,245
Paper & Forest Products - 0.2%
International Paper Co.	7,020	327,483
Personal Products - 0.7%
Estee Lauder Cos., Inc. - Class A	14,160	1,027,591
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co. (A)	38,670	1,936,980
Johnson & Johnson (A)	29,330	2,970,836
Merck & Co., Inc.	3,710	217,258
Real Estate Investment Trusts - 5.6%
AvalonBay Communities, Inc.	5,650	771,507
Boston Properties, Inc. (A)	3,250	380,705
Brixmor Property Group, Inc.	8,680	190,613
DDR Corp.	22,270	382,376
DiamondRock Hospitality Co.	35,480	435,340
Digital Realty Trust, Inc.	5,080	271,272
Extra Space Storage, Inc. (A)	14,440	755,645
General Growth Properties, Inc.	42,750	981,967
Highwoods Properties, Inc.	12,050	486,218
Host Hotels & Resorts, Inc. (A)	43,320	929,214
Kilroy Realty Corp. (A)	7,770	462,859
Liberty Property Trust - Series C	17,300	648,750
ProLogis, Inc. - Class A (A)	17,170	697,617
Sunstone Hotel Investors, Inc. (A)	31,210	446,615
Road & Rail - 3.2%
Canadian Pacific Railway, Ltd.	6,990	1,090,230
CSX Corp.	54,240	1,530,653
Norfolk Southern Corp. (A)	3,980	376,230
Union Pacific Corp. (A)	7,370	1,403,469

	Shares	Value
Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials, Inc. - Class A (A)	29,400	$ 560,364
ASML Holding NV - Class G	5,780	470,434
Atmel Corp. (B)	22,140	172,028
Avago Technologies, Ltd. - Class A (A)	42,050	2,670,175
Freescale Semiconductor, Ltd. (A) (B)	50,300	1,105,091
KLA-Tencor Corp. (A)	21,370	1,367,466
LAM Research Corp. (A) (B)	20,050	1,155,081
Maxim Integrated Products, Inc. - Class A	32,960	1,069,222
ON Semiconductor Corp. (A) (B)	43,270	407,171
Teradyne, Inc. (A) (B)	24,440	431,855
Xilinx, Inc. (A)	18,560	875,846
Software - 2.1%
Adobe Systems, Inc. (A) (B)	19,110	1,178,896
Citrix Systems, Inc. (A) (B)	6,910	409,832
Microsoft Corp. (A)	14,060	568,024
VMware, Inc. - Class A (A) (B)	9,010	833,515
Specialty Retail - 2.3%
AutoZone, Inc. (A) (B)	380	202,878
Home Depot, Inc. (A)	15,390	1,223,659
Lowe’s Cos., Inc. (A)	17,990	825,921
TJX Cos., Inc. (A)	15,200	884,336
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (A) (B)	5,600	257,208
V.F. Corp. (A)	13,200	806,388
Tobacco - 1.0%
Philip Morris International, Inc. (A)	17,050	1,456,582
Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	2,330	592,752
Water Utilities - 0.9%
American Water Works Co., Inc. (A)	27,450	1,249,799

Total Common Stocks (cost $118,155,790)		142,911,250

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.01% (D), dated 04/30/2014, to be repurchased at $38,839 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $40,409.	$ 38,839	38,839

Total Repurchase Agreement (cost $38,839)		38,839

Total Investment Securities (cost $118,194,629) (E)		142,950,089
Other Assets and Liabilities - Net - (2.6)%		(3,626,023)

Net Assets - 100.0%		$ 139,324,066

	Shares	Value
SECURITIES SOLD SHORT - (71.0)%

COMMON STOCKS - (71.0)%
Aerospace & Defense - (4.3)%
Boeing Co.	(15,035)	$ (1,939,816)
Lockheed Martin Corp.	(17,700)	(2,905,278)
Raytheon Co.	(12,000)	(1,145,760)
Air Freight & Logistics - (0.5)%
United Parcel Service, Inc. - Class B	(6,550)	(645,175)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Airlines - (0.1)%
Southwest Airlines Co.	(5,830)	$ (140,911)
Auto Components - (0.6)%
BorgWarner, Inc.	(13,150)	(817,141)
Beverages - (0.7)%
Boston Beer Co., Inc. - Class A (B)	(2,460)	(605,258)
Brown-Forman Corp. - Class B	(4,090)	(366,955)
Biotechnology - (1.5)%
Amgen, Inc.	(5,700)	(636,975)
Isis Pharmaceuticals, Inc. (B)	(4,740)	(126,131)
Medivation, Inc. (B)	(7,720)	(464,821)
Regeneron Pharmaceuticals, Inc. - Class A (B)	(1,430)	(424,553)
United Therapeutics Corp. (B)	(4,480)	(448,045)
Capital Markets - (1.5)%
Ameriprise Financial, Inc.	(3,060)	(341,588)
BlackRock, Inc. - Class A	(2,390)	(719,390)
Franklin Resources, Inc.	(18,520)	(969,522)
Teton Advisors, Inc. - Class B (B) (F)	(3)	0
Chemicals - (3.3)%
Cabot Corp.	(16,090)	(930,002)
E.I. du Pont de Nemours & Co.	(6,180)	(416,038)
LyondellBasell Industries NV - Class A	(3,000)	(277,500)
OM Group, Inc.	(21,040)	(616,262)
Praxair, Inc.	(17,850)	(2,330,317)
Commercial Banks - (2.3)%
BancorpSouth, Inc.	(24,350)	(568,816)
Bank of Hawaii Corp.	(17,720)	(977,612)
Signature Bank (B)	(3,990)	(474,092)
UMB Financial Corp.	(10,950)	(642,874)
Valley National Bancorp	(55,887)	(559,988)
Computers & Peripherals - (0.2)%
Seagate Technology PLC	(6,330)	(332,831)
Containers & Packaging - (0.5)%
Bemis Co., Inc.	(17,140)	(689,714)
Diversified Consumer Services - (0.3)%
Graham Holdings Co. - Class B	(570)	(382,601)
Diversified Financial Services - (0.5)%
NASDAQ OMX Group, Inc.	(8,640)	(318,816)
Voya Financial, Inc.	(10,870)	(384,689)
Diversified Telecommunication Services - (1.0)%
AT&T, Inc.	(37,420)	(1,335,894)
Electric Utilities - (2.8)%
Entergy Corp. - Class B	(16,190)	(1,173,775)
PPL Corp.	(11,840)	(394,745)
Southern Co.	(52,290)	(2,396,451)
Electrical Equipment - (1.0)%
Rockwell Automation, Inc. - Class B	(11,900)	(1,418,242)
Energy Equipment & Services - (0.5)%
National Oilwell Varco, Inc.	(5,350)	(420,136)
Tenaris SA - ADR	(5,370)	(236,548)
Food & Staples Retailing - (0.7)%
Sysco Corp.	(28,210)	(1,027,690)
Food Products - (2.5)%
Campbell Soup Co.	(20,130)	(915,714)
Hershey Co.	(18,400)	(1,770,816)
Mead Johnson Nutrition Co. - Class A	(9,410)	(830,526)
Health Care Equipment & Supplies - (1.8)%
Becton Dickinson and Co.	(7,090)	(801,383)
CR Bard, Inc.	(3,050)	(418,856)
Medtronic, Inc.	(6,930)	(407,623)
Zimmer Holdings, Inc. - Class A	(9,600)	(929,280)

	Shares	Value
Health Care Providers & Services - (1.6)%
AmerisourceBergen Corp. - Class A	(5,310)	$ (346,106)
Cardinal Health, Inc.	(6,620)	(460,156)
CIGNA Corp.	(6,170)	(493,847)
WellPoint, Inc.	(9,040)	(910,147)
Health Care Technology - (0.2)%
Allscripts Healthcare Solutions, Inc. (B)	(19,690)	(299,682)
Hotels, Restaurants & Leisure - (1.7)%
Choice Hotels International, Inc.	(10,130)	(447,544)
Hilton Worldwide Holdings, Inc. (B)	(37,360)	(815,569)
Marriott International, Inc. - Class A	(9,070)	(525,425)
Tim Hortons, Inc.	(10,960)	(601,594)
Household Products - (1.4)%
Church & Dwight Co., Inc.	(19,550)	(1,349,146)
Clorox Co.	(5,890)	(534,223)
Industrial Conglomerates - (2.3)%
3M Co.	(5,580)	(776,122)
Danaher Corp.	(8,550)	(627,399)
General Electric Co.	(65,390)	(1,758,337)
Insurance - (4.8)%
Allstate Corp.	(5,230)	(297,849)
Aon PLC	(5,730)	(486,362)
Arch Capital Group, Ltd. (B)	(13,660)	(782,991)
Assurant, Inc.	(12,390)	(835,210)
Chubb Corp. - Class A	(12,830)	(1,181,386)
PartnerRe, Ltd.	(1,390)	(146,506)
Principal Financial Group, Inc.	(7,820)	(366,289)
Progressive Corp.	(36,120)	(875,910)
RenaissanceRe Holdings, Ltd.	(2,770)	(280,352)
Torchmark Corp.	(11,350)	(904,595)
WR Berkley Corp.	(13,440)	(594,586)
Internet & Catalog Retail - (0.8)%
Groupon, Inc. - Class A (B)	(50,010)	(349,570)
NetFlix, Inc. (B)	(2,500)	(805,100)
Internet Software & Services - (0.9)%
AOL, Inc. (B)	(16,300)	(697,803)
Twitter, Inc. (B)	(14,190)	(552,984)
IT Services - (1.1)%
Automatic Data Processing, Inc.	(9,910)	(772,584)
Paychex, Inc.	(8,350)	(349,113)
Vantiv, Inc. - Class A (B)	(13,730)	(422,198)
Leisure Equipment & Products - (0.5)%
Hasbro, Inc.	(13,330)	(736,616)
Machinery - (1.8)%
Caterpillar, Inc.	(4,970)	(523,838)
Dover Corp.	(14,700)	(1,270,080)
Illinois Tool Works, Inc. - Class A	(8,765)	(747,041)
Media - (3.2)%
AMC Networks, Inc. - Class A (B)	(14,190)	(931,857)
Discovery Communications, Inc. - Series A (B)	(9,950)	(755,205)
News Corp. - Class B (B)	(31,490)	(520,845)
Omnicom Group, Inc.	(13,470)	(911,650)
Scripps Networks Interactive, Inc. - Class A	(17,830)	(1,338,498)
Metals & Mining - (1.3)%
Cliffs Natural Resources, Inc.	(55,455)	(982,663)
Nucor Corp.	(17,030)	(881,302)
Multi-Utilities - (1.6)%
Consolidated Edison, Inc.	(19,550)	(1,134,486)
SCANA Corp.	(6,560)	(352,141)
Wisconsin Energy Corp.	(14,070)	(682,114)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Multiline Retail - (0.4)%
Kohl’s Corp.	(9,290)	$ (508,999)
Oil, Gas & Consumable Fuels - (1.7)%
Energen Corp.	(4,860)	(378,642)
Kinder Morgan, Inc.	(21,360)	(697,618)
ONEOK, Inc.	(10,590)	(669,500)
WPX Energy, Inc. (B)	(30,580)	(650,742)
Paper & Forest Products - (0.2)%
Domtar Corp.	(2,930)	(273,545)
Pharmaceuticals - (3.0)%
AbbVie, Inc. - Class G	(18,410)	(958,793)
Eli Lilly & Co.	(23,440)	(1,385,304)
Pfizer, Inc.	(57,220)	(1,789,841)
Professional Services - (0.0)% (C)
Advisory Board Co. (B)	(700)	(40,082)
Real Estate Investment Trusts - (5.2)%
Equity Residential	(14,440)	(858,314)
Federal Realty Investment Trust	(7,830)	(920,338)
First Potomac Realty Trust	(35,780)	(466,213)
Home Properties, Inc.	(12,460)	(767,536)
Hudson Pacific Properties, Inc.	(33,260)	(783,273)
Omega Healthcare Investors, Inc.	(12,190)	(423,968)
Public Storage	(4,130)	(724,856)
SL Green Realty Corp.	(4,500)	(471,195)
Tanger Factory Outlet Centers, Inc.	(12,230)	(436,367)
UDR, Inc.	(30,470)	(787,954)
Washington Real Estate Investment Trust	(23,250)	(568,695)
Road & Rail - (1.7)%
Heartland Express, Inc.	(55,980)	(1,218,125)
Knight Transportation, Inc.	(13,840)	(328,423)

	Shares	Value
Road & Rail (continued)
Werner Enterprises, Inc.	(31,850)	$ (815,360)
Semiconductors & Semiconductor Equipment - (5.9)%
Advanced Micro Devices, Inc. (B)	(96,830)	(396,035)
Analog Devices, Inc. - Class A	(13,470)	(690,876)
Intel Corp.	(70,580)	(1,883,780)
Linear Technology Corp.	(13,760)	(612,320)
Microchip Technology, Inc.	(32,170)	(1,529,362)
NVIDIA Corp.	(76,261)	(1,408,541)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(33,000)	(663,300)
Texas Instruments, Inc.	(23,870)	(1,084,891)
Software - (1.0)%
Electronic Arts, Inc. (B)	(31,060)	(878,998)
Oracle Corp.	(3,460)	(141,445)
Red Hat, Inc. (B)	(3,260)	(158,599)
Salesforce.com, Inc. (B)	(3,280)	(169,412)
Specialty Retail - (0.4)%
Advance Auto Parts, Inc.	(1,630)	(197,703)
Bed Bath & Beyond, Inc. (B)	(5,820)	(361,596)
Textiles, Apparel & Luxury Goods - (0.2)%
Under Armour, Inc. - Class A (B)	(4,470)	(218,538)
Tobacco - (1.0)%
Altria Group, Inc.	(36,170)	(1,450,779)
Trading Companies & Distributors - (0.5)%
Fastenal Co.	(12,500)	(626,000)

Total Common Stocks (proceeds $(84,341,527))		(98,888,029)

Total Securities Sold Short (proceeds $(84,341,527))		$ (98,888,029)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$142,911,250	$—	$—	$142,911,250
Repurchase Agreement	—	38,839	—	38,839
Total Investment Securities	$142,911,250	$38,839	$—	$142,950,089

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Securities Sold Short
Common Stocks
Aerospace & Defense	$(5,990,854)	$—	$—	$(5,990,854)
Air Freight & Logistics	(645,175)	—	—	(645,175)
Airlines	(140,911)	—	—	(140,911)
Auto Components	(817,141)	—	—	(817,141)
Beverages	(972,213)	—	—	(972,213)
Biotechnology	(2,100,525)	—	—	(2,100,525)
Capital Markets	(2,030,500)	—	0	(2,030,500)
Chemicals	(4,570,119)	—	—	(4,570,119)
Commercial Banks	(3,223,382)	—	—	(3,223,382)
Computers & Peripherals	(332,831)	—	—	(332,831)
Containers & Packaging	(689,714)	—	—	(689,714)
Diversified Consumer Services	(382,601)	—	—	(382,601)
Diversified Financial Services	(703,505)	—	—	(703,505)
Diversified Telecommunication Services	(1,335,894)	—	—	(1,335,894)
Electric Utilities	(3,964,971)	—	—	(3,964,971)
Electrical Equipment	(1,418,242)	—	—	(1,418,242)
Energy Equipment & Services	(656,684)	—	—	(656,684)
Food & Staples Retailing	(1,027,690)	—	—	(1,027,690)
Food Products	(3,517,056)	—	—	(3,517,056)
Health Care Equipment & Supplies	(2,557,142)	—	—	(2,557,142)
Health Care Providers & Services	(2,210,256)	—	—	(2,210,256)
Health Care Technology	(299,682)	—	—	(299,682)
Hotels, Restaurants & Leisure	(2,390,132)	—	—	(2,390,132)
Household Products	(1,883,369)	—	—	(1,883,369)
IT Services	(1,543,895)	—	—	(1,543,895)
Industrial Conglomerates	(3,161,858)	—	—	(3,161,858)
Insurance	(6,752,036)	—	—	(6,752,036)
Internet & Catalog Retail	(1,154,670)	—	—	(1,154,670)
Internet Software & Services	(1,250,787)	—	—	(1,250,787)
Leisure Equipment & Products	(736,616)	—	—	(736,616)
Machinery	(2,540,959)	—	—	(2,540,959)
Media	(4,458,055)	—	—	(4,458,055)
Metals & Mining	(1,863,965)	—	—	(1,863,965)
Multi-Utilities	(2,168,741)	—	—	(2,168,741)
Multiline Retail	(508,999)	—	—	(508,999)
Oil, Gas & Consumable Fuels	(2,396,502)	—	—	(2,396,502)
Paper & Forest Products	(273,545)	—	—	(273,545)
Pharmaceuticals	(4,133,938)	—	—	(4,133,938)
Professional Services	(40,082)	—	—	(40,082)
Real Estate Investment Trusts	(7,208,709)	—	—	(7,208,709)
Road & Rail	(2,361,908)	—	—	(2,361,908)
Semiconductors & Semiconductor Equipment	(8,269,105)	—	—	(8,269,105)
Software	(1,348,454)	—	—	(1,348,454)
Specialty Retail	(559,299)	—	—	(559,299)
Textiles, Apparel & Luxury Goods	(218,538)	—	—	(218,538)
Tobacco	(1,450,779)	—	—	(1,450,779)
Trading Companies & Distributors	(626,000)	—	—	(626,000)
Total Securities Sold Short	$(98,888,029)	$—	$0	$(98,888,029)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (G)

Level 3 Rollforward - Securities Sold Short

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (H)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014
Common Stocks	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $61,141,446.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at April 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $118,194,629. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $25,331,918 and $576,458, respectively. Net unrealized appreciation for tax purposes is $24,755,460.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Level 3 securities were not considered significant to the fund.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Beverages - 1.8%
Brown-Forman Corp. - Class B	8,855	$ 794,471
Constellation Brands, Inc. - Class A (A)	9,800	782,432
Dr. Pepper Snapple Group, Inc.	58,915	3,265,069
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	42,066	1,676,330
Capital Markets - 5.1%
Ameriprise Financial, Inc.	37,180	4,150,403
Invesco, Ltd.	72,964	2,569,063
Legg Mason, Inc. (B)	26,655	1,249,853
Northern Trust Corp.	41,129	2,478,022
T. Rowe Price Group, Inc.	35,435	2,910,277
Chemicals - 4.4%
Airgas, Inc.	33,356	3,544,409
Albemarle Corp.	48,403	3,244,937
Sherwin-Williams Co.	9,462	1,890,886
Sigma-Aldrich Corp.	29,820	2,868,982
Commercial Banks - 6.3%
City National Corp.	26,880	1,950,682
Fifth Third Bancorp	190,206	3,920,146
First Republic Bank - Class A	31,067	1,576,961
Huntington Bancshares, Inc. - Class A	133,190	1,220,020
M&T Bank Corp. (B)	29,654	3,618,085
SunTrust Banks, Inc.	80,432	3,077,328
Zions Bancorporation	43,660	1,262,647
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (A)	72,400	1,931,632
Consumer Finance - 0.6%
Ally Financial, Inc. (A) (B)	65,800	1,589,070
Containers & Packaging - 3.3%
Ball Corp.	69,827	3,923,579
Rock-Tenn Co. - Class A	22,137	2,116,519
Silgan Holdings, Inc.	51,300	2,552,175
Electric Utilities - 2.9%
Edison International	41,336	2,337,964
Westar Energy, Inc. - Class A (B)	75,191	2,697,853
Xcel Energy, Inc. (B)	78,321	2,496,090
Electrical Equipment - 2.9%
AMETEK, Inc. - Class A	50,550	2,664,996
Hubbell, Inc. - Class B	18,986	2,235,032
Regal Beloit Corp.	36,720	2,744,085
Electronic Equipment & Instruments - 2.9%
Amphenol Corp. - Class A	42,670	4,068,584
Arrow Electronics, Inc. (A)	64,174	3,641,875
Food & Staples Retailing - 2.0%
Kroger Co.	75,726	3,486,425
Rite Aid Corp. (A)	253,397	1,849,798
Food Products - 0.6%
Hershey Co.	17,220	1,657,253
Gas Utilities - 2.7%
EQT Corp.	25,109	2,736,630
National Fuel Gas Co. (B)	24,634	1,814,048
Questar Corp.	98,843	2,399,908
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. - Class A (A)	55,435	2,165,291
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp. - Class A	39,738	2,590,123
Brookdale Senior Living, Inc. - Class A (A)	39,500	1,257,680
CIGNA Corp.	45,538	3,644,861

	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc. (A)	14,377	$ 1,642,285
Humana, Inc. - Class A	25,308	2,777,553
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. - Class A (B)	34,129	1,977,093
Wyndham Worldwide Corp.	11,100	791,874
Household Durables - 1.9%
Jarden Corp. (A)	45,140	2,579,751
Mohawk Industries, Inc. (A)	18,115	2,398,607
Household Products - 1.0%
Energizer Holdings, Inc.	23,937	2,673,524
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	42,478	3,493,815
Insurance - 9.6%
Alleghany Corp. (A)	4,485	1,829,790
Chubb Corp. - Class A	25,550	2,352,644
Hartford Financial Services Group, Inc.	73,740	2,645,054
Loews Corp.	101,007	4,441,278
Marsh & McLennan Cos., Inc.	101,640	5,011,868
Old Republic International Corp.	121,650	2,014,524
Unum Group	68,339	2,270,222
WR Berkley Corp.	51,224	2,266,150
XL Group PLC - Class A	75,298	2,360,592
Internet & Catalog Retail - 1.4%
Expedia, Inc.	50,826	3,608,138
IT Services - 1.5%
Jack Henry & Associates, Inc.	64,568	3,561,571
Sabre Corp. (A)	26,300	433,161
Machinery - 2.9%
IDEX Corp.	41,860	3,121,500
Rexnord Corp. (A)	48,568	1,298,709
Snap-on, Inc.	27,140	3,148,240
Media - 2.4%
CBS Corp. - Class B	14,760	852,538
Clear Channel Outdoor Holdings, Inc. - Class A	65,993	529,264
DISH Network Corp. - Class A (A)	45,845	2,606,747
Gannett Co., Inc.	87,391	2,374,413
Multi-Utilities - 4.8%
CenterPoint Energy, Inc.	96,786	2,396,421
CMS Energy Corp.	85,662	2,596,415
NiSource, Inc. - Class B	59,190	2,149,781
Sempra Energy	34,618	3,413,681
Wisconsin Energy Corp. (B)	39,878	1,933,286
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	29,815	1,751,631
Kohl’s Corp. (B)	75,906	4,158,890
Nordstrom, Inc.	17,900	1,096,912
Oil, Gas & Consumable Fuels - 4.3%
Energen Corp.	38,965	3,035,763
PBF Energy, Inc. - Class A	55,274	1,701,334
QEP Resources, Inc.	66,246	2,033,090
Southwestern Energy Co. (A)	54,740	2,620,951
Williams Cos., Inc.	47,339	1,996,285
Professional Services - 1.2%
Equifax, Inc.	44,950	3,182,909
Real Estate Investment Trusts - 7.3%
American Campus Communities, Inc.	42,484	1,622,889
AvalonBay Communities, Inc.	18,991	2,593,221
Brixmor Property Group, Inc.	51,428	1,129,359

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
General Growth Properties, Inc.	90,000	$ 2,067,300
Kimco Realty Corp.	120,125	2,753,265
Rayonier, Inc.	49,001	2,209,945
Regency Centers Corp.	34,685	1,818,534
Vornado Realty Trust - Class A	30,351	3,114,013
Weyerhaeuser Co.	62,500	1,865,625
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc. - Class A	69,407	3,559,885
KLA-Tencor Corp. (B)	36,929	2,363,087
Xilinx, Inc.	66,575	3,141,674
Software - 1.0%
Synopsys, Inc. (A)	69,976	2,632,497
Specialty Retail - 6.1%
AutoZone, Inc. (A)	6,115	3,264,737
Bed Bath & Beyond, Inc. (A)	30,134	1,872,226
Best Buy Co., Inc. (B)	56,400	1,462,452
Gap, Inc. - Class A	104,648	4,112,666
PetSmart, Inc. - Class A (B)	38,424	2,600,536
Tiffany & Co.	22,426	1,962,051
TJX Cos., Inc.	13,953	811,786
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	14,914	1,872,751
V.F. Corp.	16,580	1,012,872
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	85,350	850,086
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A	32,341	2,944,971

Total Common Stocks (cost $169,508,227)		259,419,156

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.5%
Real Estate Management & Development - 0.5%
Brookfield Property Partners, LP (A)	69,720	$ 1,356,751

Total Master Limited Partnership (cost $1,134,485)		1,356,751

SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (C)	26,370,856	26,370,856

Total Securities Lending Collateral (cost $26,370,856)		26,370,856

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (C), dated 04/30/2014, to be repurchased at $1,578,553 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $1,610,129.	$ 1,578,552	1,578,552

Total Repurchase Agreement (cost $1,578,552)		1,578,552

Total Investment Securities (cost $198,592,120) (D)		288,725,315
Other Assets and Liabilities - Net - (9.8)%		(25,672,186)

Net Assets - 100.0%		$ 263,053,129

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$259,419,156	$—	$—	$259,419,156
Master Limited Partnership	1,356,751	—	—	1,356,751
Securities Lending Collateral	26,370,856	—	—	26,370,856
Repurchase Agreement	—	1,578,552	—	1,578,552
Total Investment Securities	$287,146,763	$1,578,552	$—	$288,725,315

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $25,777,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $198,592,120. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $90,312,118 and $178,923, respectively. Net unrealized appreciation for tax purposes is $90,133,195.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 100.6%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 918,954	$ 797,695
1.38%, 02/15/2044 (A)	3,726,862	3,932,130
1.75%, 01/15/2028 (A)	560,275	631,141
2.00%, 01/15/2026 (A)	4,967,634	5,736,842
2.13%, 02/15/2040	1,520,554	1,870,637
2.38%, 01/15/2025 - 01/15/2027 (A)	16,039,502	19,242,025
2.50%, 01/15/2029 (A)	6,975,892	8,615,227
3.38%, 04/15/2032	396,765	559,066
3.63%, 04/15/2028 (A)	13,686,891	18,884,706
3.88%, 04/15/2029 (A)	15,336,613	21,990,065
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023 (A)	42,490,589	42,636,180
0.38%, 07/15/2023	2,824,472	2,824,692
0.50%, 04/15/2015 (A)	3,915,189	3,987,683
0.63%, 07/15/2021 - 01/15/2024 (A)	15,606,571	16,083,901
1.13%, 01/15/2021 (A)	14,970,303	16,004,182
1.25%, 07/15/2020 (A)	16,576,868	17,984,609
1.38%, 01/15/2020 (A)	7,164,828	7,788,390
1.63%, 01/15/2015 (A) (B) (C)	20,777,198	21,275,518
1.63%, 01/15/2018 (A)	3,249,595	3,536,472
1.88%, 07/15/2019 (A)	3,741,700	4,189,537
2.00%, 01/15/2016 (A)	13,654,061	14,477,565
2.38%, 01/15/2017	232,814	255,168
2.63%, 07/15/2017 (A) (D)	3,284,743	3,683,274
U.S. Treasury Note 0.25%, 09/30/2014 - 01/31/2015 (E)	388,000	388,449

Total U.S. Government Obligations (cost $232,554,799)		237,375,154

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Fannie Mae 1.37%, 10/01/2044 (F)	27,086	27,949
Fannie Mae REMIC
0.30%, 08/25/2034 (F)	84,802	83,898
0.83%, 02/25/2041 (F)	1,342,069	1,351,998
Freddie Mac REMIC 0.38%, 02/15/2019 (F)	417,998	418,595

Total U.S. Government Agency Obligations (cost $1,878,301)		1,882,440

FOREIGN GOVERNMENT OBLIGATIONS - 11.9%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, 04/15/2018	EUR 10,433,313	15,273,650
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	701,757	1,020,427
2.10%, 09/15/2016	212,318	308,514
2.10%, 09/15/2021 - Reg S	322,305	469,749
2.25%, 04/22/2017 - Reg S	299,922	430,660
2.35%, 09/15/2024 - Reg S	298,965	431,916
2.55%, 10/22/2016 - Reg S	499,872	722,936
Series 2005-13, Class 3AV3
2.10%, 09/15/2017 - Reg S	345,750	507,449
Mexican Bonos de Proteccion al Ahorro
3.56%, 01/30/2020 (F)	MXN 5,000,000	380,623
3.57%, 06/29/2017 (F)	1,100,000	83,829

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD 1,100,000	$ 1,237,838
2.75%, 11/20/2025	400,000	481,717
New Zealand Government Bond 2.00%, 09/20/2025	NZD 1,100,000	910,361
Slovenia Government International Bond 4.70%, 11/01/2016 - 144A	EUR 600,000	901,341
Spain Government Bond
2.75%, 04/30/2019	300,000	437,173
3.80%, 04/30/2024 - Reg S	1,100,000	1,626,119
5.40%, 01/31/2023 - Reg S	1,700,000	2,827,150

Total Foreign Government Obligations (cost $27,365,443)		28,051,452

MORTGAGE-BACKED SECURITIES - 3.3%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A4 5.49%, 02/10/2051	$ 530,000	576,666
Banc of America Mortgage Trust Series 2004-1, Class 5A1 6.50%, 09/25/2033	15,519	15,996
Bear Stearns ARM Trust
Series 2005-2, Class A2
2.53%, 03/25/2035 (F)	93,551	94,775
Series 2005-5, Class A1
2.18%, 08/25/2035 (F)	115,529	117,349
CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2 0.44%, 04/25/2035 (F)	806,309	695,672
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.53%, 05/25/2035 (F)	21,368	20,916
Series 2005-6, Class A1
2.20%, 09/25/2035 (F)	147,930	147,577
Series 2005-6, Class A2
2.29%, 09/25/2035 (F)	177,992	176,605
Series 2005-6, Class A3
1.94%, 09/25/2035 (F)	24,301	24,413
GreenPoint MTA Trust Series 2005-AR1, Class A2 0.37%, 06/25/2045 (F)	313,570	277,257
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.65%, 09/25/2035 (F)	408,732	413,285
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (F)	150,896	170,558
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.55%, 03/25/2036 (F)	556,469	168,685
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049	300,000	334,593
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.11%, 06/11/2049 (F)	1,179,858	1,311,401

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust Series 2006-12XS, Class A6A 5.73%, 10/25/2036 (F)	$ 366,712	$ 221,580
RALI Trust Series 2006-QO6, Class A1 0.33%, 06/25/2046 (F)	864,908	379,695
Reperforming Loan REMIC Trust Series 2005-R2, Class 1AF1 0.49%, 06/25/2035 - 144A (F)	127,591	114,324
Sequoia Mortgage Trust Series 2005, Class A 0.85%, 10/19/2026 (F)	57,902	57,044
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1 0.36%, 05/25/2046 (F)	741,840	538,402
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class A4 5.57%, 10/15/2048	376,393	407,931
WaMu Mortgage Pass-Through Certificates Series 2003-AR9, Class 2A 2.44%, 09/25/2033 (F)	400,813	406,715
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 2A1 2.62%, 04/25/2036 (F)	1,278,043	1,239,283

Total Mortgage-Backed Securities (cost $7,521,703)		7,910,722

ASSET-BACKED SECURITIES - 1.2%
Ares VIR CLO, Ltd. Series 2006-6RA, Class A1B 0.46%, 03/12/2018 - 144A (F)	85,684	85,607
Countrywide Asset-Backed Certificates Series 2005-13, Class 3AV3 0.40%, 04/25/2036 (F)	115,501	112,690
CSAB Mortgage Backed Trust Series 2006-1, Class A6A 6.17%, 06/25/2036 (F)	1,011,641	659,018
Equity One Mortgage Pass-Through Trust Series 2004-1, Class AV2 0.45%, 04/25/2034 (F)	45,230	38,484
Magi Funding PLC Series I-A, Class A 0.68%, 04/11/2021 - 144A (F)	EUR 214,240	292,211
Saxon Asset Securities Trust Series 2003-1, Class AF7 4.03%, 06/25/2033 (F)	$ 348,557	353,061
SLM Student Loan Trust Series 2003-6, Class A4 0.43%, 12/17/2018 (F)	191,396	191,338
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A2 0.29%, 05/25/2047 (F)	900,000	853,727
Wood Street CLO II BV Series II-A, Class A1 0.67%, 03/29/2021 - 144A (F)	EUR 119,674	163,494

Total Asset-Backed Securities (cost $2,655,190)		2,749,630

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
Tobacco Settlement Finance Authority (Revenue Bonds) Series A 7.47%, 06/01/2047	$ 455,000	$ 381,859

Total Municipal Government Obligation (cost $430,599)		381,859

CORPORATE DEBT SECURITIES - 5.2%
Commercial Banks - 2.6%
Banco Bradesco SA, Series MTN 2.34%, 05/16/2014 - 144A (F)	2,300,000	2,299,696
China Construction Bank Corp. 1.70%, 04/16/2015	2,300,000	2,301,012
CIT Group, Inc. 4.75%, 02/15/2015 - 144A (D)	300,000	307,875
Intesa Sanpaolo SpA 3.13%, 01/15/2016	700,000	720,281
Turkiye Garanti Bankasi AS 2.73%, 04/20/2016 - 144A (F)	500,000	498,750
Consumer Finance - 0.1%
Ally Financial, Inc. 3.64%, 06/20/2014 (F)	200,000	200,360
Diversified Financial Services - 1.5%
Credit Agricole Home Loan SFH 0.98%, 07/21/2014 - 144A (F)	3,400,000	3,404,423
Electric Utilities - 0.3%
Electricite de France
0.69%, 01/20/2017 - 144A (F)	600,000	601,816
1.15%, 01/20/2017 - 144A (G)	200,000	200,019
Insurance - 0.2%
Marsh & McLennan Cos., Inc. 5.75%, 09/15/2015	524,000	558,162
Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	600,000	612,000
6.75%, 09/01/2016 - 144A	500,000	556,250

Total Corporate Debt Securities (cost $12,109,761)		12,260,644

CERTIFICATE OF DEPOSIT - 0.1%
Commercial Banks - 0.1%
Banco Bilbao Vizcaya 0.01%, 10/23/2015 (H)	250,000	249,975

Total Certificate of Deposit (cost $249,975)		249,975

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (I)
U.S. Treasury Bill 0.08%, 08/21/2014 (E) (H)	4,000	3,999

Total Short-Term U.S. Government Obligation (cost $3,999)		3,999

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Fannie Mae 0.06%, 09/08/2014 (H)	100,000	99,980
Freddie Mac 0.08%, 10/03/2014 (H)	300,000	299,903

Total Short-Term U.S. Government Agency Obligations (cost $399,883)		399,883

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Hellenic Republic Treasury Bill
2.59%, 07/18/2014 (H)	EUR 400,000	551,922

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hellenic Republic Treasury Bill (continued)
3.14%, 10/10/2014 (H)	EUR 900,000	$ 1,231,465

Total Short-Term Foreign Government Obligations (cost $1,774,412)		1,783,387

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (I) (J) (K)
Put Option - 0.0% (I)
OTC - If exercised the Series receives floating 6 month EURIBOR, and pays 1.00%, European Style (G) Expires 10/29/2014 Counterparty: GSC	2,900,000	37,008

Total Purchased Swaption (cost $43,377)		37,008

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (H)	1,735,223	1,735,223

Total Securities Lending Collateral (cost $1,735,223)		1,735,223

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (H), dated 04/30/2014, to be repurchased at $558,903 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $573,571.	$ 558,903	558,903

Total Repurchase Agreement (cost $558,903)		558,903

Total Investment Securities (cost $289,281,568) (L)		295,380,279
Other Assets and Liabilities - Net - (25.2)%		(59,489,282)

Net Assets - 100.0%		$ 235,890,997

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (14.4)%
JPMorgan Chase & Co. 0.09% (H), dated 04/14/2014, to be repurchased at $(22,059,803) 05/16/2014.	$ (22,058,038)	$ (22,058,038)
Royal Bank of Scotland 0.09% (H), dated 05/01/2014, to be repurchased at $(11,897,765) on 06/02/2014.	(11,896,813)	(11,896,813)

Total Reverse Repurchase Agreements (proceeds $(33,954,851))		$ (33,954,851)

	Contracts	Value
WRITTEN OPTION - (0.0)% (I)
Call Option - (0.0)% (I)
5-Year U.S. Treasury Note Future Exercise Price $120.00 Expires 05/23/2014	39	$ (5,789)

Total Written Option (premiums $(24,029))		$ (5,789)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0)% (I) (J) (K)
Call Options - (0.0)% (I)
OTC - USD vs. BRL (G) Exercise Price $2.47 Expires 06/25/2014 Counterparty: BNP	$ 1,334,000	$ (2,124)
OTC - USD vs. BRL (G) Exercise Price $2.51 Expires 06/20/2014 Counterparty: BNP	1,446,000	(992)
OTC - USD vs. BRL (G) Exercise Price $2.52 Expires 06/11/2014 Counterparty: BCLY	2,729,000	(603)
OTC - USD vs. INR (G) Exercise Price $64.00 Expires 06/26/2014 Counterparty: UBS	295,300	(1,400)
OTC - USD vs. INR (G) Exercise Price $64.00 Expires 06/26/2014 Counterparty: HSBC	526,700	(2,497)
OTC - USD vs. INR (G) Exercise Price $64.70 Expires 06/12/2014 Counterparty: UBS	2,324,000	(4,910)
OTC - USD vs. INR (G) Exercise Price $64.90 Expires 06/19/2014 Counterparty: BCLY	510,000	(1,294)
OTC - USD vs. INR (G) Exercise Price $64.90 Expires 06/19/2014 Counterparty: HSBC	623,000	(1,580)
Put Options - (0.0)% (I)
OTC - USD vs. BRL (G) Exercise Price $2.20 Expires 06/20/2014 Counterparty: DUB	1,446,000	(7,663)
OTC - USD vs. JPY (G) Exercise Price $100.00 Expires 06/05/2014 Counterparty: CITI	932,000	(1,847)

Total Written Foreign Exchange Options (premiums $(117,684))		$ (24,910)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

WRITTEN INFLATION-CAPPED OPTIONS: (J) (K)
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Floor- OTC CPURNSA Index	DUB	0.00	Maximum of [(1+0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	$1,000,000	$(9,700)	$(805)
Floor- OTC CPURNSA Index	DUB	215.95	Maximum of [(1+0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/2020	1,800,000	(13,500)	(930)
Floor- OTC CPURNSA Index	CITI	216.69	Maximum of [(1+0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	14,200,000	(126,880)	(7,668)
Floor- OTC CPURNSA Index	CITI	217.97	Maximum of [(1+0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,700,000	(21,930)	(1,111)
Floor- OTC CPURNSA Index	JPM	4.00	Receive	04/22/2024	2,400,000	(17,460)	(22,875)

						$(189,470)	$(33,389)

WRITTEN SWAPTIONS ON CREDIT DEFAULT SWAP AGREEMENTS: (J) (K)
Description	Counterparty	Fixed Deal Rate	Pay/Receive Fixed Rate	Strike Price	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC iTraxx Europe Series 21	JPM	0.65%	Receive	0.65	06/18/2014	EUR	200,000	$(176)	$(212)
Call - OTC iTraxx Europe Series 21	BNP	0.65	Receive	0.65	06/18/2014		900,000	(763)	(953)
Put - OTC iTraxx Europe Series 20	CITI	0.90	Pay	0.90	06/18/2014		1,700,000	(5,322)	(547)
Put - OTC iTraxx Europe Series 20	MSC	0.90	Pay	0.90	06/18/2014		400,000	(1,279)	(129)
Put - OTC iTraxx Europe Series 20	JPM	0.90	Pay	0.90	06/18/2014		500,000	(1,405)	(161)
Put - OTC iTraxx Europe Series 20	BOA	0.90	Pay	0.90	06/18/2014		200,000	(670)	(64)
Put - OTC iTraxx Europe Series 20	DUB	0.90	Pay	0.90	06/18/2014		400,000	(1,331)	(129)
Put - OTC iTraxx Europe Series 20	BNP	0.90	Pay	0.90	06/18/2014		400,000	(1,263)	(129)
Put - OTC iTraxx Europe Series 20	GSC	0.90	Pay	0.90	06/18/2014		1,100,000	(2,931)	(354)
Put - OTC iTraxx Europe Series 21	BNP	0.90	Pay	0.90	06/18/2014		900,000	(1,388)	(726)
Put - OTC iTraxx Europe Series 21	JPM	0.90	Pay	0.90	06/18/2014		200,000	(303)	(161)
Put - OTC iTraxx Europe Series 21	CITI	0.95	Pay	0.95	09/17/2014		400,000	(1,283)	(1,112)
Put - OTC iTraxx Europe Series 21	JPM	0.95	Pay	0.95	09/17/2014		700,000	(2,379)	(1,946)
Put - OTC iTraxx Europe Series 21	GSC	0.95	Pay	0.95	09/17/2014		300,000	(911)	(834)
Put - OTC iTraxx Europe Series 21	CITI	0.95	Pay	0.95	09/17/2014		400,000	(1,372)	(1,112)
Put - OTC iTraxx Europe Series 21	GSC	1.00	Pay	1.00	06/18/2014		100,000	(269)	(41)
Put - OTC iTraxx Europe Series 21	CITI	1.00	Pay	1.00	09/17/2014		200,000	(617)	(463)
Put - OTC iTraxx Europe Series 21	JPM	1.10	Pay	1.10	09/17/2014		300,000	(1,102)	(488)
Put - OTC iTraxx Europe Series 21	GSC	1.10	Pay	1.10	09/17/2014		300,000	(1,050)	(488)
Put - OTC iTraxx Europe Series 21	BNP	1.10	Pay	1.10	09/17/2014		800,000	(2,703)	(1,300)

								$(28,517)	$(11,349)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (J) (K)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - OTC 5-Year	GSC	6-Month EUR EURIBOR Reuters	Pay	1.25%	10/29/2014	EUR 5,800,000	$(43,657)	$(36,726)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (N)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Index - Series 21	1.00%	06/20/2019	EUR 4,200,000	$92,501	$80,022	$12,479
iTraxx Europe Index - Series 21	1.00	06/20/2024	400,000	(7,025)	(9,315)	2,290
North American Investment Grade Index - Series 22	1.00	06/20/2019	$ 1,700,000	31,808	27,807	4,001

				$117,284	$98,514	$18,770

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	06/19/2023		$ 3,100,000	$145,548	$85,758	$59,790
3-Month USD-LIBOR	2.75	06/19/2043		17,000,000	2,124,408	976,678	1,147,730
3-Month USD-LIBOR	3.50	12/18/2043		100,000	(2,321)	3,485	(5,806)
3-Month USD-LIBOR	3.75	06/18/2044		200,000	(11,018)	(8,150)	(2,868)
6-Month EURIBOR	0.55	01/17/2016	EUR	22,200,000	(116,213)	(27,162)	(89,051)
6-Month EURIBOR	2.00	01/29/2024		1,700,000	(79,151)	(13,150)	(66,001)
6-Month EURIBOR	2.75	09/17/2044		1,200,000	(126,067)	(77,596)	(48,471)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY	610,000,000	(150,484)	(43,104)	(107,380)

					$1,784,702	$896,759	$887,943

OVER THE COUNTER SWAP AGREEMENTS: (J) (K)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (Q)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 04/30/14 (R)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	1.00%	09/20/2015	BCLY	8.28	$6,000,000	$(62,233)	$0	$(62,233)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (N)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 04/30/14 (R)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	03/20/2019	DUB	138.75	$1,000,000	$(18,068)	$(48,099)	$30,031
Brazil, 12.25%, 03/06/2030	1.00	03/20/2019	MSC	138.75	1,600,000	(28,909)	(77,652)	48,743
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	HSBC	255.67	100,000	(6,795)	(8,224)	1,429
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	255.67	100,000	(6,795)	(8,059)	1,264

						$(60,567)	$(142,034)	$81,467

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	4.00%	06/18/2019	DUB	AUD	3,300,000	$56,840	$5,687	$51,153
6-Month AUD BBR BBSW	4.00	06/18/2019	BCLY		900,000	15,502	924	14,578
BRL-CDI	8.15	01/02/2017	UBS	BRL	700,000	(25,382)	(469)	(24,913)
BRL-CDI	10.91	01/02/2017	HSBC		15,800,000	(144,939)	296	(145,235)
BRL-CDI	10.91	01/02/2017	GSC		1,500,000	(13,881)	(686)	(13,195)
BRL-CDI	10.91	01/02/2017	DUB		1,300,000	(12,063)	(613)	(11,450)
BRL-CDI	10.91	01/02/2017	UBS		16,900,000	(158,121)	16,600	(174,721)
France CPI ex Tobacco	2.10	07/25/2021	RBS	EUR	300,000	28,805	(2,466)	31,271

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE (continued):
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
France CPI ex Tobacco	2.15%	04/01/2021	BOA	EUR 6,800,000	$606,561	$157,765	$448,796
France CPI ex Tobacco	2.15	04/01/2021	GSC	2,300,000	205,160	22,224	182,936
France CPI ex Tobacco	2.15	04/01/2021	DUB	400,000	35,680	7,655	28,025
France CPI ex Tobacco	2.15	04/01/2021	CITI	400,000	35,680	5,430	30,250

					$629,842	$212,347	$417,495

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	1.73%	12/19/2015	DUB	$900,000	$(172)	$37	$(209)
U.S. CPI Urban Consumers NAS	1.73	04/15/2016	GSC	7,800,000	(284)	(13,353)	13,069
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	DUB	2,700,000	(4,767)	(1,198)	(3,569)
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	BNP	1,300,000	(2,295)	(307)	(1,988)
U.S. CPI Urban Consumers NAS	1.85	11/29/2016	DUB	1,900,000	(4,513)	0	(4,513)
U.S. CPI Urban Consumers NAS	1.86	11/05/2016	DUB	1,800,000	(6,113)	0	(6,113)
U.S. CPI Urban Consumers NAS	1.91	04/15/2017	BCLY	2,800,000	(5,594)	0	(5,594)
U.S. CPI Urban Consumers NAS	1.94	10/23/2016	RBS	2,400,000	(28,783)	(2,964)	(25,819)
U.S. CPI Urban Consumers NAS	2.18	10/01/2018	GSC	900,000	(9,458)	(502)	(8,956)
U.S. CPI Urban Consumers NAS	2.36	01/28/2017	DUB	4,100,000	(196,063)	0	(196,063)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	8,300,000	(180,138)	3,155	(183,293)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	2,700,000	(94,151)	19,109	(113,260)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	BNP	4,900,000	(170,867)	25,482	(196,349)
U.S. CPI Urban Consumers NAS	2.56	05/08/2023	DUB	2,500,000	(68,998)	0	(68,998)

					$(772,196)	$29,459	$(801,655)

FUTURES CONTRACTS: (S)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year USD Interest Rate Swap	Short	(1)	06/16/2014	$(1,634)
5-Year U.S. Treasury Note	Long	216	06/30/2014	(45,929)
90-Day Eurodollar	Long	72	09/14/2015	18,512
90-Day Eurodollar	Long	2	03/14/2016	(1,014)
Long U.S. Treasury Bond	Long	35	06/19/2014	126,024
OTC Call Options Strike @ EUR 145.00 on German Euro Bund Futures (Counterparty: MSC)	Short	(36)	05/23/2014	(5,509)
OTC Call Options Strike @ EUR 145.50 on German Euro Bund Futures (Counterparty: MSC)	Short	(9)	05/23/2014	114

				$90,564

FORWARD FOREIGN CURRENCY CONTRACTS: (J) (K)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BOA	(2,469,667)	05/02/2014	$(2,273,465)	$(20,532)
AUD	MSC	2,469,667	05/02/2014	2,291,419	2,578
AUD	MSC	(2,469,667)	06/03/2014	(2,286,324)	(2,662)
BRL	UBS	(1,598,070)	05/05/2014	(718,557)	3,022
BRL	UBS	1,598,070	05/05/2014	668,565	46,970
BRL	UBS	1,598,070	06/03/2014	712,660	(3,514)
CAD	CITI	(254,000)	06/19/2014	(228,823)	(2,641)
DKK	RBS	(916,000)	05/13/2014	(167,487)	(2,783)
EUR	BCLY	(706,000)	05/02/2014	(974,102)	(5,362)
EUR	BOA	(876,000)	05/02/2014	(1,208,659)	(6,653)
EUR	BOA	20,362,017	05/02/2014	28,173,071	76,025

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (J) (K)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(268,000)	05/02/2014	$(371,049)	$(759)
EUR	GSC	223,000	05/02/2014	306,950	2,427
EUR	HSBC	(372,000)	05/02/2014	(516,221)	129
EUR	HSBC	(899,000)	05/02/2014	(1,239,796)	(7,425)
EUR	RBS	(17,464,017)	05/02/2014	(24,058,937)	(169,639)
EUR	BOA	(20,362,017)	06/03/2014	(28,170,851)	(76,099)
GBP	DUB	324,000	06/12/2014	541,760	5,098
GBP	DUB	161,000	06/12/2014	267,784	3,957
GBP	GSC	(535,000)	06/12/2014	(896,401)	(6,590)
INR	DUB	19,612,800	07/23/2014	320,000	(677)
INR	GSC	22,082,400	07/23/2014	360,000	(469)
INR	HSBC	22,980,000	07/23/2014	375,000	(855)
INR	JPM	19,138,080	07/23/2014	312,000	(406)
INR	UBS	20,177,570	07/23/2014	329,000	(482)
JPY	CITI	(15,409,154)	05/13/2014	(151,106)	370
MXN	BNP	(16,922,382)	05/14/2014	(1,262,487)	(29,484)
MXN	CITI	23,572,000	05/14/2014	1,782,584	17,066
MXN	GSC	(6,649,618)	05/14/2014	(508,867)	1,189
MXN	GSC	6,649,618	08/25/2014	504,811	(1,311)
NZD	HSBC	(1,031,000)	05/02/2014	(891,002)	2,127
NZD	BNP	(1,031,000)	06/03/2014	(879,620)	(6,838)
ZAR	JPM	(6,721,398)	10/15/2014	(612,501)	(8,316)

					$(192,539)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (J) (K)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	711,294	07/30/2014	$982,972	$3,655
HUF	BOA	(220,899,344)	07/30/2014	(982,972)	(11,342)
PLN	HSBC	1,761,112	07/30/2014	579,742	(1,458)
EUR	HSBC	(417,424)	07/30/2014	(579,742)	738
EUR	GSC	266,783	07/30/2014	368,681	1,371
HUF	GSC	(82,991,000)	07/30/2014	(368,681)	(4,878)
PLN	BNP	334,500	07/30/2014	110,114	(277)
EUR	BNP	(79,066)	07/30/2014	(110,114)	443
PLN	BNP	334,500	07/30/2014	109,912	(74)
EUR	BNP	(79,098)	07/30/2014	(109,912)	196
PLN	BNP	334,500	07/30/2014	109,912	(74)
EUR	BNP	(79,086)	07/30/2014	(109,912)	212
EUR	GSC	16,465	07/30/2014	22,795	43
HUF	GSC	(5,123,000)	07/30/2014	(22,795)	(265)

					$(11,710)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$237,375,154	$—	$237,375,154
U.S. Government Agency Obligations	—	1,882,440	—	1,882,440
Foreign Government Obligations	—	28,051,452	—	28,051,452
Mortgage-Backed Securities	—	7,910,722	—	7,910,722
Asset-Backed Securities	—	2,749,630	—	2,749,630
Municipal Government Obligation	—	381,859	—	381,859
Corporate Debt Securities	—	12,260,644	—	12,260,644
Certificate of Deposit	—	249,975	—	249,975
Short-Term U.S. Government Obligation	—	3,999	—	3,999
Short-Term U.S. Government Agency Obligations	—	399,883	—	399,883
Short-Term Foreign Government Obligations	—	1,783,387	—	1,783,387
Purchased Swaption	—	37,008	—	37,008
Securities Lending Collateral	1,735,223	—	—	1,735,223
Repurchase Agreement	—	558,903	—	558,903
Total Investment Securities	$1,735,223	$293,645,056	$—	$295,380,279

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$124,309	$—	$124,309
Interest Rate Swap Agreements	—	3,254,184	—	3,254,184
Futures Contracts (U)	144,536	114	—	144,650
Forward Foreign Currency Contracts (U)	—	160,958	—	160,958
Forward Foreign Cross Currency Contracts (U)	—	6,658	—	6,658
Total Derivative Financial Instruments	$144,536	$3,546,223	$—	$3,690,759

Other Assets (V)
Other Assets	$—	$—	$0	$0
Total Other Assets	$—	$—	$0	$0

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Reverse Repurchase Agreements	$—	$(33,954,851)	$—	$(33,954,851)
Written Options	(5,789)	—	—	(5,789)
Written Foreign Exchange Options	—	(24,910)	—	(24,910)
Written Inflation-Capped Options	—	(33,389)	—	(33,389)
Written Swaptions on Credit Default Swap Agreements	—	(11,349)	—	(11,349)
Written Swaptions on Interest Rate Swap Agreements	—	(36,726)	—	(36,726)
Credit Default Swap Agreements	—	(129,825)	—	(129,825)
Interest Rate Swap Agreements	—	(1,611,836)	—	(1,611,836)
Futures Contracts (U)	(48,577)	(5,509)	—	(54,086)
Forward Foreign Currency Contracts (U)	—	(353,497)	—	(353,497)
Forward Foreign Cross Currency Contracts (U)	—	(18,368)	—	(18,368)
Total Derivative Financial Instruments	$(54,366)	$(36,180,260)	$—	$(36,234,626)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (W)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014
Other Assets (X)	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $1,617,695.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $381,449.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $1,700,889. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $392,448.
(F)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $237,027, or 0.10% of the fund’s net assets, and total aggregate fair value of illiquid derivatives is $(24,910), or (0.01)% of the fund’s net assets.
(H)	Rate shown reflects the yield at April 30, 2014.
(I)	Percentage rounds to less than 0.1%.
(J)	Cash in the amount of $725,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(K)	Securities with an aggregate market value of $299,987 have been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(L)	Aggregate cost for federal income tax purposes is $289,281,568. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,594,852 and $2,496,141, respectively. Net unrealized appreciation for tax purposes is $6,098,711.
(M)	Cash in the amount of $163,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(N)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	Cash in the amount of $11,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(T)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(U)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(V)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(W)	Level 3 securities were not considered significant to the fund.
(X)	Other assets include pending litigation receivable.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $10,037,806, or 4.26% of the fund’s net assets.
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
NAS	National Academy of Sciences
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Select Equity

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 5.9%
Boeing Co.	427,800	$ 55,194,756
Honeywell International, Inc.	284,450	26,425,405
Auto Components - 3.2%
Johnson Controls, Inc.	966,500	43,627,810
Automobiles - 3.3%
Ford Motor Co.	2,795,100	45,140,865
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	299,800	47,914,036
Chemicals - 4.8%
Monsanto Co.	404,650	44,794,755
Mosaic Co.	417,450	20,889,198
Commercial Banks - 3.6%
PNC Financial Services Group, Inc.	598,950	50,335,758
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,483,900	34,292,929
Computers & Peripherals - 1.5%
NetApp, Inc.	590,900	21,041,949
Consumer Finance - 3.5%
Capital One Financial Corp.	660,800	48,833,120
Diversified Financial Services - 7.4%
Bank of America Corp.	3,261,600	49,380,624
Citigroup, Inc.	1,085,450	52,003,909
Electric Utilities - 2.8%
Exelon Corp.	1,088,650	38,135,410
Energy Equipment & Services - 4.3%
Cameron International Corp. (A)	209,800	13,628,608
Halliburton Co.	733,900	46,287,073
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	518,750	37,723,500
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	607,950	44,252,681
Industrial Conglomerates - 6.7%
General Electric Co.	3,416,900	91,880,441
Insurance - 3.2%
ACE, Ltd.	436,650	44,678,028
Media - 8.1%
Comcast Corp. - Class A	152,250	7,880,460
Time Warner, Inc.	842,716	56,006,905
Viacom, Inc. - Class B	566,250	48,119,925

	Shares	Value
Oil, Gas & Consumable Fuels - 10.7%
EnCana Corp.	825,500	$ 19,159,855
Exxon Mobil Corp.	758,600	77,688,226
Marathon Oil Corp.	731,000	26,425,650
Southwestern Energy Co. (A)	516,600	24,734,808
Pharmaceuticals - 8.6%
Bristol-Myers Squibb Co.	636,400	31,877,276
Pfizer, Inc.	2,762,800	86,420,384
Semiconductors & Semiconductor Equipment - 3.2%
Texas Instruments, Inc.	976,300	44,372,835
Software - 2.9%
Oracle Corp.	980,200	40,070,576
Wireless Telecommunication Services - 2.2%
Vodafone Group PLC-ADR	781,354	29,660,198

Total Common Stocks (cost $1,055,718,909)		1,348,877,953

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 04/30/2014, to be repurchased at $15,155,195 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $15,461,079.	$ 15,155,191	15,155,191

Total Repurchase Agreement (cost $15,155,191)		15,155,191

Total Investment Securities (cost $1,070,874,100) (C)		1,364,033,144
Other Assets and Liabilities - Net - 1.1%		15,073,801

Net Assets - 100.0%		$ 1,379,106,945

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$1,348,877,953	$—	$—	$1,348,877,953
Repurchase Agreement	—	15,155,191	—	15,155,191
Total Investment Securities	$1,348,877,953	$15,155,191	$—	$1,364,033,144

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate shown reflects the yield at April 30, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Aggregate cost for federal income tax purposes is $1,070,874,100. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $309,505,531 and $16,346,487, respectively. Net unrealized appreciation for tax purposes is $293,159,044.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury Floating Rate Note
0.07%, 01/31/2016 (A) (B) (C)	$ 24,800,000	$ 24,791,196
0.09%, 04/30/2016 (A)	10,000,000	9,999,000
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	2,241,100	2,524,563
2.38%, 01/15/2025	15,193,758	18,091,253
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	38,586,324	38,093,585
0.38%, 07/15/2023	8,675,164	8,675,841
1.13%, 01/15/2021	12,233,796	13,078,687
2.00%, 07/15/2014 (B) (C)	9,091,347	9,217,771
U.S. Treasury Note
0.63%, 04/30/2018 (B) (D)	57,400,000	55,825,977
0.75%, 12/31/2017	1,700,000	1,672,508
1.38%, 06/30/2018 - 09/30/2018	75,000,000	74,847,645
1.50%, 08/31/2018	6,200,000	6,207,266

Total U.S. Government Obligations (cost $264,008,101)		263,025,292

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%
Fannie Mae
0.50%, 09/25/2042 (A)	269,474	266,918
1.33%, 03/01/2044 (A)	754,484	784,387
1.37%, 10/01/2044 (A)	343,090	354,019
2.10%, 07/01/2035 (A)	232,267	246,100
2.17%, 09/01/2035 (A)	592,786	629,864
2.31%, 01/01/2026 - 03/01/2034 (A)	179,039	188,594
2.34%, 01/01/2028 (A)	31,603	33,592
2.40%, 11/01/2033 (A)	120,661	128,450
3.50%, 12/01/2026 - 04/01/2027	2,535,204	2,671,497
4.00%, 03/01/2041	738,899	774,101
4.50%, 11/01/2018 - 03/01/2039	1,286,894	1,379,884
5.00%, 08/01/2020 - 01/01/2030	2,244,106	2,476,975
5.50%, 01/01/2037 - 02/01/2037	198,814	220,132
6.00%, 07/01/2035 - 05/01/2041	7,264,593	8,108,377
Fannie Mae, TBA
4.50%	1,000,000	1,073,594
5.00%	18,000,000	19,703,594
Fannie Mae REMIC
0.25%, 01/25/2021 (A)	60,124	60,097
6.30%, 10/17/2038	311,853	317,655
Fannie Mae REMIC, IO
6.95%, 07/25/2034 (A)	981,801	207,868
Freddie Mac
1.33%, 10/25/2044 (A)	322,023	325,991
1.53%, 07/25/2044 (A)	323,940	328,869
2.02%, 09/01/2035 (A)	41,881	44,154
2.25%, 03/01/2034 (A)	96,709	101,324
2.35%, 11/01/2033 (A)	119,606	127,253
2.36%, 03/01/2034 (A)	119,418	125,976
2.38%, 01/01/2036 (A)	2,443,151	2,603,273
2.50%, 09/01/2035 (A)	400,455	428,098
4.50%, 08/01/2025 - 05/01/2037	99,510	106,871
6.50%, 07/25/2043	15,622	17,478
Freddie Mac, TBA
4.00%	1,000,000	1,046,289
4.50%	11,000,000	11,794,999
Freddie Mac REMIC
6.50%, 04/15/2029	3,202	3,586

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae
1.63%, 05/20/2024 (A)	$ 33,976	$ 35,382
6.50%, 06/20/2032	15,800	18,159
Ginnie Mae, IO
6.41%, 04/16/2033 - 10/16/2033 (A)	903,110	172,405
6.45%, 08/16/2033 - 09/20/2034 (A)	2,278,363	393,675

Total U.S. Government Agency Obligations (cost $55,911,612)		57,299,480

FOREIGN GOVERNMENT OBLIGATIONS - 9.7%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 - 144A	300,000	305,625
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2017	BRL 34,500,000	11,332,401
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/2018	EUR 10,960,248	16,045,047
Italy Buoni Poliennali del Tesoro
2.25%, 05/15/2016	5,500,000	7,845,675
3.75%, 08/01/2016	25,300,000	37,313,164
Spain Government Bond
3.30%, 07/30/2016	16,800,000	24,571,013
4.00%, 07/30/2015	1,200,000	1,733,160

Total Foreign Government Obligations (cost $98,649,641)		99,146,085

MORTGAGE-BACKED SECURITIES - 5.1%
Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	$ 770	751
Series 2005-81, Class A1
0.43%, 02/25/2037 (A)	539,710	420,413
Series 2006-J8, Class A2
6.00%, 02/25/2037	277,842	217,697
Series 2006-OA17, Class 1A1A
0.35%, 12/20/2046 (A)	2,069,842	1,558,156
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.34%, 09/25/2046 (A)	763,029	549,804
Series 2006-4, Class 1A12
0.36%, 10/25/2046 (A)	1,646,971	1,057,687
Banc of America Funding Corp.
Series 2005-D, Class A1
2.62%, 05/25/2035 (A)	497,917	510,965
Series 2006-J, Class 4A1
2.83%, 01/20/2047 (A)	66,585	51,638
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.61%, 11/25/2036 (A)	302,476	210,584
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.57%, 08/25/2033 (A)	480,550	491,076
Series 2003-8, Class 2A1
2.74%, 01/25/2034 (A)	10,904	11,061
Series 2003-8, Class 4A1
2.78%, 01/25/2034 (A)	107,225	107,818
Series 2005-2, Class A2
2.53%, 03/25/2035 (A)	275,151	278,751

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2005-5, Class A2
2.28%, 08/25/2035 (A)	$ 155,936	$ 158,286
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.81%, 01/26/2036 (A)	250,756	201,220
Berica 8 Residential MBS Srl
Series 2008, Class A
0.62%, 03/31/2048 - Reg S (A)	EUR 5,780,089	7,668,275
Berica ABS Srl
Series 2011-1, Class A1
0.61%, 12/30/2055 - Reg S (A)	3,392,174	4,601,936
CD Commercial Mortgage Trust Series 2007-CD5, Class A4 5.89%, 11/15/2044 (A)	$ 194,604	217,968
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1 0.40%, 08/25/2035 - 144A (A)	166,464	150,829
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.50%, 10/19/2032 (A)	12,415	10,646
Series 2004-12, Class 12A1
2.67%, 08/25/2034 (A)	262,199	245,832
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.29%, 09/25/2035 (A)	177,992	176,605
Series 2007-10, Class 22AA
3.08%, 09/25/2037 (A)	1,343,205	1,116,605
Countrywide Alternative Loan Trust
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	270,387	245,439
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (A)	459,786	384,551
Series 2007-HY4, Class 1A1
2.70%, 06/25/2037 (A)	981,084	801,451
Series 2007-OA6, Class A1B
0.35%, 06/25/2037 (A)	870,806	762,056
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.80%, 03/25/2032 - 144A (A)	397	374
Series 2003-AR15, Class 2A1
2.25%, 06/25/2033 (A)	634,124	628,516
Series 2003-AR28, Class 2A1
2.52%, 12/25/2033 (A)	5,029,661	4,988,865
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-6, Class 2A3 5.50%, 12/25/2035	614,260	523,132
First Horizon Alternative Mortgage Securities Series 2007-FA4, Class 1A8 6.25%, 08/25/2037	298,459	243,201
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1 2.61%, 08/25/2035 (A)	57,841	54,436

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.65%, 09/25/2035 (A)	$ 84,151	$ 85,088
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.39%, 03/19/2036 (A)	1,187,739	858,918
Series 2006-12, Class 2A2A
0.34%, 01/19/2038 (A)	792,376	663,206
Series 2006-6, Class 5A1A
4.86%, 08/19/2036 (A)	268,434	246,148
Series 2007-1, Class 2A1A
0.28%, 03/19/2037 (A)	831,160	686,784
IndyMac Index Mortgage Loan Trust Series 2004-AR11, Class 2A 2.50%, 12/25/2034 (A)	35,494	32,822
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
3.25%, 02/25/2035 (A)	49,606	49,311
Series 2007-A1, Class 5A5
2.66%, 07/25/2035 (A)	471,598	478,845
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (A)	1,433,508	1,620,297
Luminent Mortgage Trust Series 2006-6, Class 2A1 0.35%, 10/25/2046 - 144A (A)	468,667	410,417
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.55%, 03/25/2036 (A)	117,151	35,513
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.15%, 10/25/2035 (A)	34,610	32,631
Series 2005-3, Class 4A
0.40%, 11/25/2035 (A)	24,967	23,426
Series 2005-A10, Class A
0.36%, 02/25/2036 (A)	143,478	130,136
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (A)	257,461	207,636
Series 2007-3XS, Class 2A1A
0.22%, 01/25/2047 (A)	68,629	68,316
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (A)	289,777	222,312
MRFC Mortgage Pass-Through Trust Series 2000-TBC3, Class A1 0.59%, 12/15/2030 (A)	190,353	179,080
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	331,553	334,319
Series 2005-R2, Class 1AF1
0.49%, 06/25/2035 - 144A (A)	874,910	783,934
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.55%, 01/25/2046 (A)	233,946	128,008
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	1,493	1,561

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities PLC Series 2007-NS1X, Class A2B 0.38%, 06/12/2044 - Reg S (A)	$ 3,058,248	$ 2,863,309
Selkirk No. 1, Ltd. Series 2001, Class A 1.33%, 02/20/2041 - 144A (E)	2,881,353	2,876,535
Selkirk No. 2, Ltd. Series 2002, Class A 1.18%, 02/20/2041 - 144A (E)	403,200	403,035
Sequoia Mortgage Trust
Series 2007-1, Class 1A1
2.39%, 01/20/2047 (A)	462,600	397,802
Series 2010, Class 2A1
0.91%, 10/20/2027 (A)	18,861	17,782
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (A)	655,814	663,494
Series 2004-19, Class 2A1
1.52%, 01/25/2035 (A)	169,997	136,745
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.40%, 07/19/2035 (A)	33,543	30,591
Series 2005-AR5, Class A2
0.40%, 07/19/2035 (A)	53,271	50,091
Series 2005-AR5, Class A3
0.40%, 07/19/2035 (A)	98,424	94,285
Series 2005-AR8, Class A1A
0.43%, 02/25/2036 (A)	428,892	336,721
Series 2006-AR3, Class 12A1
0.37%, 05/25/2036 (A)	518,078	385,069
Series 2006-AR6, Class 2A1
0.34%, 07/25/2046 (A)	1,861,349	1,503,609
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.81%, 09/19/2032 (A)	11,753	11,382
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
1.96%, 02/27/2034 (A)	11,703	11,616
Series 2002-AR9, Class 1A
1.53%, 08/25/2042 (A)	7,700	7,265
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (A)	451,693	458,448
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (A)	791,079	802,728
Series 2006-AR19, Class 1A
0.87%, 01/25/2047 (A)	848,492	689,520
Series 2006-AR19, Class 1A1A
0.86%, 01/25/2047 (A)	722,506	691,972
Series 2006-AR9, Class 2A
2.27%, 08/25/2046 (A)	441,469	400,162
Series 2007-OA1, Class A1A
0.83%, 02/25/2047 (A)	602,928	488,901
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (A)	139,515	140,017

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (A)	$ 1,914,189	$ 1,911,090
Series 2006-AR4, Class 2A6
5.57%, 04/25/2036 (A)	118,183	39,215
Series 2006-AR8, Class 2A4
2.62%, 04/25/2036 (A)	276,252	267,874

Total Mortgage-Backed Securities (cost $48,984,661)		51,604,590

ASSET-BACKED SECURITIES - 4.4%
ABFC Trust
Series 2004-OPT4, Class A1
0.77%, 04/25/2034 (A)	486,204	472,516
Series 2004-OPT5, Class A1
0.85%, 06/25/2034 (A)	272,206	253,180
ALM V, Ltd.
Series 2012-5A, Class A1R
1.47%, 02/13/2023 - 144A (A) (E)	10,000,000	9,978,930
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.73%, 07/25/2032 (A)	3,806	3,490
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.81%, 10/25/2032 (A)	10,739	10,170
Series 2006-SD4, Class 1A1
2.96%, 10/25/2036 (A)	561,134	547,904
Series 2007-AQ1, Class A1
0.26%, 11/25/2036 (A)	553,826	452,287
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.59%, 04/20/2023 - 144A (A)	4,200,000	4,182,843
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.22%, 01/25/2037 (A)	416,559	179,386
Denver Arena TR Arena Revenue Bkd Nt
6.94%, 11/15/2019 (E)	48,757	49,523
Gazprom OAO Via GAZ Capital SA, Series MTN
8.15%, 04/11/2018 - 144A (F)	1,000,000	1,102,500
Harbourmaster CLO BV
Series 5A, Class A1
0.56%, 06/15/2020 - 144A (A)	EUR 74,360	103,073
Home Equity Asset Trust
Series 2002-1, Class A4
0.75%, 11/25/2032 (A)	$ 1,026	895
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.41%, 03/25/2037 (A)	3,500,000	2,587,830
Mid-State Trust IV Series 4, Class A 8.33%, 04/01/2030	98,716	101,322
New Century Home Equity Loan Trust Series 2006-1, Class A2B 0.33%, 05/25/2036 (A)	125,552	80,706
Park Place Securities, Inc. Series 2005-WCW1, Class A1B 0.41%, 09/25/2035 (A)	77,066	75,930

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M2 0.68%, 07/25/2035 (A)	$ 500,000	$ 402,586
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class M1 0.54%, 02/25/2036 (A)	500,000	382,818
Race Point CLO, Ltd. Series 2011-5AR, Class AR 1.53%, 12/15/2022 - 144A (A)	4,600,000	4,599,982
Securitized Asset Backed Receivables LLC Series 2007-HE1, Class A2A 0.21%, 12/25/2036 (A)	76,437	26,380
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	18,199	19,519
Series 2004-20C, Class 1
4.34%, 03/01/2024	152,393	160,405
Specialty Underwriting & Residential Finance Trust Series 2004-BC2, Class M1 0.98%, 05/25/2035 (A)	5,122,245	4,747,528
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-HF1, Class A 0.73%, 01/25/2033 (A)	2,134	1,957
Structured Asset Securities Corp. Pass-Through Certificates Series 2003-22A, Class 2A1 2.35%, 06/25/2033 (A)	669,407	669,046
Venture VIII CDO, Ltd. Series 2007-8A, Class A2A 0.45%, 07/22/2021 - 144A (A)	6,000,000	5,852,784
Wood Street CLO BV Series I, Class A 0.54%, 11/22/2021 - Reg S (A)	EUR 5,621,216	7,703,712

Total Asset-Backed Securities (cost $42,263,410)		44,749,202

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.2%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds) Class A-2 5.88%, 06/01/2047	$ 600,000	491,166
Chicago Transit Authority (Revenue Bonds) Series B 6.90%, 12/01/2040	2,700,000	3,254,742
Citizens Property Insurance Corp. (Revenue Bonds) Series A-1 5.00%, 06/01/2020	4,735,000	5,442,409
Golden State Tobacco Securitization Corp. (Revenue Bonds) Series A-1 5.00%, 06/01/2033	300,000	239,655

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky State Property & Building Commission (Revenue Bonds) Series C 5.37%, 11/01/2025	$ 100,000	$ 110,134
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds) 4.73%, 11/01/2023	100,000	110,426
North Carolina Medical Care Commission (Revenue Bonds) Series A 5.00%, 06/01/2035 - 06/01/2042	11,980,000	13,059,846
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	7,600,000	7,355,204
State of California - Build America Bonds (General Obligation Unlimited) 7.50%, 04/01/2034	300,000	412,188
Tobacco Settlement Finance Authority (Revenue Bonds) Series A 7.47%, 06/01/2047	1,055,000	885,409
Tobacco Settlement Financing Corp. (Revenue Bonds)
5.50%, 06/01/2026	140,000	145,167
Series 1A
5.00%, 06/01/2041	1,400,000	1,095,486

Total Municipal Government Obligations (cost $31,878,437)		32,601,832

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
HSBC USA Capital Trust I 7.81%, 12/15/2026 - 144A (E)	1,000,000	1,012,500

Total Preferred Corporate Debt Security (cost $1,017,213)		1,012,500

CORPORATE DEBT SECURITIES - 22.1%
Airlines - 0.4%
Air Canada Pass-Through Trust 5.38%, 11/15/2022 - 144A	1,800,000	1,849,500
United Airlines, Inc. 6.75%, 09/15/2015 - 144A	2,200,000	2,235,750
Automobiles - 0.8%
Daimler Finance North America LLC 1.30%, 07/31/2015 - 144A	8,200,000	8,276,834
Capital Markets - 3.9%
Goldman Sachs Group, Inc.
0.59%, 11/15/2014 (A)	EUR 500,000	693,869
5.35%, 01/15/2016	$ 11,048,000	11,853,642
Goldman Sachs Group, Inc., Series MTN 1.34%, 11/15/2018 (A)	8,200,000	8,283,230
Morgan Stanley 3.45%, 11/02/2015	4,200,000	4,358,445
Morgan Stanley, Series MTN
4.10%, 01/26/2015	900,000	922,474
5.95%, 12/28/2017	4,900,000	5,586,000
6.00%, 04/28/2015	4,800,000	5,050,176
6.63%, 04/01/2018	2,000,000	2,333,452

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Commercial Banks - 7.6%
Banco Santander Chile 1.13%, 04/11/2017 - 144A (A) (F)	$ 3,500,000	$ 3,500,032
Bank of America Corp., Series MTN
5.00%, 01/15/2015	5,348,000	5,508,440
6.40%, 08/28/2017	400,000	458,178
6.88%, 04/25/2018	3,900,000	4,594,610
Bank of Nova Scotia 0.54%, 04/11/2017 (A)	8,500,000	8,495,129
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,428,938
10.18%, 06/12/2021 - 144A	2,240,000	3,041,427
Cie de Financement Foncier SA 2.50%, 09/16/2015 - 144A (F)	6,000,000	6,156,600
CIT Group, Inc. 4.75%, 02/15/2015 - 144A (F)	1,900,000	1,949,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.00%, 06/30/2019 - 144A (A) (G)	378,000	503,685
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN 6.88%, 03/19/2020 - Reg S	EUR 3,300,000	5,436,675
Credit Agricole SA 7.88%, 01/23/2024 - 144A (A) (F) (G)	$ 1,700,000	1,829,030
HSBC Capital Funding, LP 10.18%, 06/30/2030 - 144A (A) (G)	150,000	219,000
JPMorgan Chase & Co. 0.76%, 02/15/2017 (A)	10,400,000	10,428,662
JPMorgan Chase Bank NA 0.48%, 07/30/2015 (A)	3,800,000	3,804,214
KBC Bank NV 8.00%, 01/25/2023 - Reg S (A) (F)	1,400,000	1,592,500
Lloyds Bank PLC 12.00%, 12/16/2024 - 144A (A) (E) (G)	5,300,000	7,486,250
Lloyds Bank PLC, Series MTN 5.80%, 01/13/2020 - 144A	700,000	809,277
Lloyds Banking Group PLC 7.50%, 06/27/2024 (A) (G)	212,000	221,540
UBS AG 7.63%, 08/17/2022	600,000	712,962
VTB Bank OJSC Via VTB Capital SA 6.47%, 03/04/2015 - 144A (E)	4,800,000	4,818,000
Wells Fargo & Co. 7.98%, 03/15/2018 (A) (G)	800,000	908,000
Computers & Peripherals - 0.1%
Apple, Inc.
2.85%, 05/06/2021	500,000	502,246
3.45%, 05/06/2024	700,000	701,245
Consumer Finance - 1.6%
Ally Financial, Inc.
3.64%, 06/20/2014 (A)	3,100,000	3,105,580
4.63%, 06/26/2015	200,000	207,540
6.75%, 12/01/2014	400,000	413,000
8.30%, 02/12/2015	1,800,000	1,896,750
SLM Corp., Series MTN
3.88%, 09/10/2015	100,000	103,000
4.88%, 06/17/2019 (F)	4,000,000	4,115,016
Springleaf Finance Corp., Series MTN 6.90%, 12/15/2017	5,700,000	6,255,750

	Principal	Value
Diversified Financial Services - 3.0%
Bank of America Corp. 7.63%, 06/01/2019	$ 4,000,000	$ 4,936,276
Bank of America Corp., Series MTN 5.65%, 05/01/2018	3,900,000	4,423,801
Bear Stearns Cos. LLC
5.70%, 11/15/2014	1,900,000	1,953,194
6.40%, 10/02/2017	900,000	1,040,988
7.25%, 02/01/2018	2,100,000	2,497,637
Citigroup, Inc. 6.00%, 08/15/2017	600,000	679,770
Ford Motor Credit Co. LLC 12.00%, 05/15/2015	450,000	501,891
Ford Motor Credit Co. LLC, Series MTN
1.01%, 01/17/2017 (A)	5,400,000	5,433,167
1.33%, 08/28/2014 (A)	1,300,000	1,304,117
GMAC International Finance BV 7.50%, 04/21/2015 - Reg S	EUR 100,000	146,276
JPMorgan Chase & Co. 6.30%, 04/23/2019	$ 900,000	1,064,305
Lehman Brothers Holdings, Inc. (Escrow shares) 6.75%, 12/28/2017 (H)	1,700,000	0
Tayarra, Ltd. 3.63%, 02/15/2022	6,254,726	6,651,657
Diversified Telecommunication Services - 1.6%
BellSouth Corp. 4.18%, 04/26/2021 - 144A (E)	9,200,000	9,523,279
KT Corp. 4.88%, 07/15/2015 - 144A	200,000	208,472
Verizon Communications, Inc.
1.98%, 09/14/2018 (A)	4,500,000	4,751,181
2.50%, 09/15/2016	500,000	517,475
3.65%, 09/14/2018	1,200,000	1,281,157
Energy Equipment & Services - 0.0% (I)
NGPL PipeCo LLC 7.12%, 12/15/2017 - 144A (F)	400,000	396,000
Food Products - 0.4%
Kraft Foods Group, Inc. 1.63%, 06/04/2015	4,000,000	4,046,332
Household Durables - 0.0% (I)
Urbi Desarrollos Urbanos SAB de CV 9.50%, 01/21/2020 - 144A (E) (J)	400,000	45,000
Insurance - 0.1%
American International Group, Inc., Series MTN 5.60%, 10/18/2016	1,000,000	1,106,587
Media - 0.5%
DISH DBS Corp.
7.13%, 02/01/2016	100,000	109,250
7.75%, 05/31/2015	4,700,000	5,017,250
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources, Ltd. 0.61%, 03/30/2016 (A)	4,700,000	4,705,852
Paper & Forest Products - 0.3%
Georgia-Pacific LLC 5.40%, 11/01/2020 - 144A	2,500,000	2,846,548
Tobacco - 0.2%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	418,549
9.70%, 11/10/2018	420,000	554,423

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Tobacco (continued)
Reynolds American, Inc. 7.75%, 06/01/2018	$ 1,000,000	$ 1,204,167
Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
4.88%, 04/01/2015	200,000	206,250
5.75%, 05/15/2016	500,000	538,125
6.75%, 09/01/2016 - 144A	200,000	222,500
7.13%, 09/01/2018 - 144A	6,600,000	7,656,000
International Lease Finance Corp., Series MTN 5.65%, 06/01/2014	1,400,000	1,404,900
Transportation Infrastructure - 0.0% (I)
Korea Expressway Corp. 5.13%, 05/20/2015 - 144A	200,000	208,488
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 6.00%, 12/01/2016	1,000,000	1,095,000

Total Corporate Debt Securities (cost $215,094,930)		224,342,387

CERTIFICATES OF DEPOSIT - 1.5%
Commercial Banks - 1.5%
Credit Suisse
0.44%, 01/12/2015 (K)	15,100,000	15,100,000
0.47%, 03/17/2015 (K)	600,000	600,000

Total Certificates of Deposit (cost $15,700,000)		15,700,000

COMMERCIAL PAPER - 5.2%
Diversified Financial Services - 0.1%
Ford Motor Credit Co. 0.92%, 08/04/2014 (K)	800,000	798,100
Electric Utilities - 1.0%
Edison International 0.71%, 07/01/2014 - 144A (K)	9,900,000	9,888,258
Household Durables - 0.5%
Whirlpool Corp. 0.37%, 06/30/2014 - 144A (K)	5,000,000	4,997,000
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. 0.56%, 07/02/2014 - 144A (K)	4,700,000	4,695,548
Metals & Mining - 1.5%
Glencore Funding LLC
0.59%, 08/19/2014 - 144A (K)	4,500,000	4,492,025
0.66%, 10/16/2014 - 144A (K)	500,000	498,483
0.70%, 10/07/2014 - 144A (K)	10,300,000	10,268,611
Tobacco - 0.6%
BAT International Finance PLC 0.33%, 06/11/2014 - 144A (K)	6,300,000	6,297,632
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC
0.52%, 04/10/2015 - 144A (K)	600,000	597,076
0.56%, 04/01/2015 - 144A (K)	10,500,000	10,446,260

Total Commercial Paper (cost $52,978,993)		52,978,993

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.05%, 10/16/2014 (C) (K)	610,000	609,858
0.08%, 09/04/2014 (C) (K)	130,000	129,963

Total Short-Term U.S. Government Obligations (cost $739,821)		739,821

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (I)
Freddie Mac 0.06%, 06/18/2014 (K)	$ 200,000	$ 199,985

Total Short-Term U.S. Government Agency Obligation (cost $199,985)		199,985

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
Mexico Cetes 3.44%, 05/15/2014 - 05/22/2014 (K)	MXN 305,000,000	23,281,797
Spain Letras del Tesoro 0.58%, 03/13/2015 (K)	EUR 16,000,000	22,086,964

Total Short-Term Foreign Government Obligations (cost $45,140,339)		45,368,761

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. - Series L, Class A, 7.50%	1,600	1,905,632

Total Convertible Preferred Stock (cost $1,384,035)		1,905,632

SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (K)	12,879,403	12,879,403

Total Securities Lending Collateral (cost $12,879,403)		12,879,403

	Principal	Value
REPURCHASE AGREEMENTS - 16.0%
Bank of America 0.06% (K), dated 04/30/2014, to be repurchased at $12,500,021 on 05/01/2014. Collateralized by a U.S. Government Obligation, 1.63%, due 04/30/2019, and with a value of $12,761,016.	$ 12,500,000	12,500,000
Barclays Capital, Inc. 0.04% (K), dated 04/30/2014, to be repurchased at $12,000,013 on 05/01/2014. Collateralized by a U.S. Government Obligation, 0.75%, due 12/31/2017, and with a value of $12,241,145.	12,000,000	12,000,000
BNP Paribas 0.06% (K), dated 04/30/2014, to be repurchased at $25,000,042 on 05/01/2014. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $25,551,963.	25,000,000	25,000,000
Citigroup Global Markets 0.06% (K), dated 04/30/2014, to be repurchased at $8,300,014 on 05/01/2014. Collateralized by a U.S. Government Obligation, 0.88%, due 02/28/2017, and with a value of $8,478,100.	8,300,000	8,300,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Credit Suisse Securities USA 0.06% (K), dated 04/30/2014, to be repurchased at $58,200,097 on 05/01/2014. Collateralized by a U.S. Government Obligation, 0.38%, due 11/15/2014, and with a value of $59,627,040.

	$ 58,200,000	$ 58,200,000
Deutsche Bank AG 0.05% (K), dated 04/30/2014, to be repurchased at $7,800,011 on 05/01/2014. Collateralized by a U.S. Government Obligation, 1.00%, due 09/30/2019, and with a value of $7,966,135.	7,800,000	7,800,000
JPMorgan Securities, Inc. 0.07% (K), dated 04/30/2014, to be repurchased at $8,200,016 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 12/05/2022, and with a value of $8,468,910.	8,200,000	8,200,000
Morgan Stanley 0.06% (K), dated 04/30/2014, to be repurchased at $11,100,019 on 05/01/2014. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $11,330,829.	11,100,000	11,100,000
State Street Bank & Trust Co. 0.01% (K), dated 04/30/2014, to be repurchased at $3,411,331 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $3,480,658.	3,411,330	3,411,330

	Principal	Value
REPURCHASE AGREEMENTS (continued)

TD Securities (USA) LLC 0.06% (K), dated 04/30/2014, to be repurchased at $16,200,027 on 05/01/2014. Collateralized by U.S. Government Obligations, 2.00% - 3.13%, due 11/30/2020 -05/15/2021, and with a total value of $16,746,050.

	$ 16,200,000	$ 16,200,000

Total Repurchase Agreements (cost $162,711,330)		162,711,330

Total Investment Securities (cost $1,049,541,911) (L)		1,066,265,293
Other Assets and Liabilities - Net - (4.9)%		(50,281,042)

Net Assets - 100.0%		$ 1,015,984,251

	Contracts	Value
WRITTEN OPTIONS - (0.0)% (I) (M)
Call Option - (0.0)% (I)
OTC - Fannie Mae (E) Strike Price $101.38 Expires 05/05/2014 Counterparty: JPM	21,000,000	$ (83,725)

Put Option - (0.0)% (I)
OTC - Fannie Mae (E) Strike Price $98.38 Expires 05/05/2014 Counterparty: JPM	21,000,000	(6)

Total Written Options (premiums $(178,281))		(83,731)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (M)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year	DUB	3-Month USD LIBOR BBA	Receive	2.64%	06/11/2014	$ 7,900,000	$(27,650)	$(18,979)
Call - OTC 10-Year	RBS	3-Month USD LIBOR BBA	Receive	2.68	09/02/2014	15,000,000	(85,500)	(88,924)
Call - OTC 5-Year	GSC	3-Month USD LIBOR BBA	Receive	1.40	05/06/2014	5,300,000	(13,647)	0
Call - OTC 5-Year	MSC	3-Month USD LIBOR BBA	Receive	1.40	05/06/2014	6,900,000	(16,905)	0
Call - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Receive	1.56	09/02/2014	10,600,000	(19,080)	(12,420)
Call - OTC 5-Year	GSC	6-Month GBP LIBOR BBA	Receive	1.70	05/06/2014	GBP 30,200,000	(53,842)	(1)
Put - OTC 10-Year	RBS	3-Month USD LIBOR BBA	Pay	3.03	09/02/2014	$ 15,000,000	(260,625)	(128,856)
Put - OTC 10-Year	DUB	3-Month USD LIBOR BBA	Pay	3.04	06/11/2014	7,900,000	(51,350)	(10,945)
Put - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Pay	1.86	09/02/2014	10,600,000	(155,820)	(118,469)
Put - OTC 5-Year	GSC	3-Month USD LIBOR BBA	Pay	1.90	05/06/2014	5,300,000	(45,076)	(708)
Put - OTC 5-Year	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	21,000,000	(399,000)	(492,422)
Put - OTC 5-Year	RBS	3-Month USD LIBOR BBA	Pay	4.25	07/28/2014	54,300,000	(540,285)	(126,275)
Put - OTC 5-Year	GSC	6-Month GBP LIBOR BBA	Pay	2.40	05/06/2014	GBP 30,200,000	(210,358)	(5)

							$(1,879,138)	$(998,004)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (N)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 21	5.00%	06/20/2019	$3,400,000	$365,783	$263,405	$102,378
North American Investment Grade Index - Series 22	1.00	06/20/2019	24,800,000	464,089	352,371	111,718

				$829,872	$615,776	$214,096

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	09/21/2017	$177,100,000	$1,300,468	$1,297,805	$2,663

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	$35,700,000	$(828,335)	$1,973,694	$(2,802,029)

OVER THE COUNTER SWAP AGREEMENTS: (M)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (N)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 04/30/14 (Q)	Notional Amount (O)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	70.44	$3,600,000	$29,789	$(37,871)	$67,660
Italy, 6.88%, 09/27/2023 (E)	1.00	06/20/2017	MSC	80.74	1,400,000	9,102	4,847	4,255
Italy, 6.88%, 09/27/2023 (E)	1.00	06/20/2017	BCLY	80.74	1,400,000	9,102	5,285	3,817
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	BCLY	21.94	4,700,000	94,276	71,865	22,411
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	21.94	1,900,000	38,112	29,513	8,599
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	255.67	20,600,000	(1,399,779)	(737,188)	(662,591)
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	37.88	2,600,000	37,142	7,997	29,145

						$(1,182,256)	$(655,552)	$(526,704)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (N)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	$3,200,000	$15,497	$0	$15,497
North American CMBS Basket Index - Series AAA	0.35	02/17/2051	GSC	98,111	(747)	(2,528)	1,781

					$14,750	$(2,528)	$17,278

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80%	01/02/2015	MSC	BRL 24,200,000	$(296,989)	$(2,338)	$(294,651)
BRL-CDI	8.08	01/02/2015	HSBC	5,300,000	(50,416)	378	(50,794)
BRL-CDI	8.43	01/02/2015	DUB	2,400,000	(13,600)	5,318	(18,918)
BRL-CDI	9.93	01/02/2015	MSC	26,200,000	255,511	3,917	251,594
BRL-CDI	9.93	01/02/2015	UBS	12,000,000	117,027	(9,635)	126,662
BRL-CDI	9.94	01/02/2015	GSC	16,000,000	157,782	0	157,782

					$169,315	$(2,360)	$171,675

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FUTURES CONTRACTS: (R) (S)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	840	06/19/2014	$29,172
2-Year U.S. Treasury Note	Long	43	06/30/2014	8,025
5-Year U.S. Treasury Note	Long	805	06/30/2014	124,953
90-Day Eurodollar	Long	311	12/15/2014	48,892
90-Day Eurodollar	Long	471	03/16/2015	63,945
90-Day Eurodollar	Long	377	06/15/2015	12,949
90-Day Eurodollar	Long	3,807	09/14/2015	503,696
90-Day Eurodollar	Long	791	12/14/2015	(233,352)

				$558,280

FORWARD FOREIGN CURRENCY CONTRACTS: (M)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(128,000)	05/02/2014	$(117,918)	$(977)
AUD	HSBC	(128,000)	06/03/2014	(118,350)	(286)
BRL	GSC	1,290,663	05/05/2014	577,220	674
BRL	GSC	(1,290,663)	05/05/2014	(583,000)	5,106
BRL	UBS	25,373,083	05/05/2014	11,408,760	(47,975)
BRL	UBS	(24,082,420)	05/05/2014	(10,075,062)	(707,830)
BRL	UBS	(1,290,663)	05/05/2014	(577,220)	(674)
BRL	UBS	(25,373,083)	06/03/2014	(11,315,146)	55,785
EUR	BCLY	(800,000)	05/02/2014	(1,097,246)	(12,628)
EUR	BNP	1,093,000	05/02/2014	1,498,022	18,344
EUR	BOA	98,572,000	05/02/2014	136,385,106	368,033
EUR	CITI	1,768,000	05/02/2014	2,433,111	19,711
EUR	RBS	(100,633,000)	05/02/2014	(138,634,939)	(977,514)
EUR	BOA	(98,572,000)	06/03/2014	(136,374,362)	(368,395)
JPY	CITI	(182,300,000)	05/13/2014	(1,787,675)	4,383
MXN	BNP	13,965,985	05/14/2014	1,041,927	24,334
MXN	GSC	(27,001,385)	05/14/2014	(2,066,301)	4,828
MXN	HSBC	13,035,400	05/14/2014	1,000,000	(4,787)
MXN	BNP	(222,262,831)	05/15/2014	(16,672,005)	(295,660)
MXN	CITI	(63,503,666)	05/15/2014	(4,762,894)	(85,010)
MXN	BNP	(16,855,562)	05/22/2014	(1,265,955)	(20,054)
MXN	GSC	27,001,385	08/25/2014	2,049,830	(5,324)
NOK	CITI	125,000	05/13/2014	20,324	694

					$(2,025,222)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$263,025,292	$—	$263,025,292
U.S. Government Agency Obligations	—	57,299,480	—	57,299,480
Foreign Government Obligations	—	99,146,085	—	99,146,085
Mortgage-Backed Securities	—	51,604,590	—	51,604,590
Asset-Backed Securities	—	44,749,202	—	44,749,202
Municipal Government Obligations	—	32,601,832	—	32,601,832
Preferred Corporate Debt Security	—	1,012,500	—	1,012,500
Corporate Debt Securities
Airlines	—	4,085,250	—	4,085,250
Automobiles	—	8,276,834	—	8,276,834
Capital Markets	—	39,081,288	—	39,081,288
Commercial Banks	—	76,903,024	—	76,903,024
Computers & Peripherals	—	1,203,491	—	1,203,491
Consumer Finance	—	16,096,636	—	16,096,636
Diversified Financial Services	—	30,633,079	0	30,633,079
Diversified Telecommunication Services	—	16,281,564	—	16,281,564
Energy Equipment & Services	—	396,000	—	396,000
Food Products	—	4,046,332	—	4,046,332
Household Durables	—	45,000	—	45,000
Insurance	—	1,106,587	—	1,106,587
Media	—	5,126,500	—	5,126,500
Oil, Gas & Consumable Fuels	—	4,705,852	—	4,705,852
Paper & Forest Products	—	2,846,548	—	2,846,548
Tobacco	—	2,177,139	—	2,177,139
Trading Companies & Distributors	—	10,027,775	—	10,027,775
Transportation Infrastructure	—	208,488	—	208,488
Wireless Telecommunication Services	—	1,095,000	—	1,095,000
Certificates of Deposit	—	15,700,000	—	15,700,000
Commercial Paper	—	52,978,993	—	52,978,993
Short-Term U.S. Government Obligations	—	739,821	—	739,821
Short-Term U.S. Government Agency Obligation	—	199,985	—	199,985
Short-Term Foreign Government Obligations	—	45,368,761	—	45,368,761
Convertible Preferred Stock	1,905,632	—	—	1,905,632
Securities Lending Collateral	12,879,403	—	—	12,879,403
Repurchase Agreements	—	162,711,330	—	162,711,330
Total Investment Securities	$14,785,035	$1,051,480,258	$0	$1,066,265,293

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,062,892	$—	$1,062,892
Interest Rate Swap Agreements	—	1,830,788	—	1,830,788
Futures Contracts (U)	791,632	—	—	791,632
Forward Foreign Currency Contracts (U)	—	501,892	—	501,892
Total Derivative Financial Instruments	$791,632	$3,395,572	$—	$4,187,204

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$—	$(83,731)	$—	$(83,731)
Written Swaptions on Interest Rate Swap Agreements	—	(998,004)	—	(998,004)
Credit Default Swap Agreements	—	(1,400,526)	—	(1,400,526)
Interest Rate Swap Agreements	—	(1,189,340)	—	(1,189,340)
Futures Contracts (U)	(233,352)	—	—	(233,352)
Forward Foreign Currency Contracts (U)	—	(2,527,114)	—	(2,527,114)
Total Derivative Financial Instruments	$(233,352)	$(6,198,715)	$—	$(6,432,067)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales (V)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (W)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (X)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (W)
Preferred Stock	$842,516	$—	$(1,190,000)	$—	$(75,910)	$423,394	$—	$—	$—	$—
Corporate Debt Securities	0	—	—	—	—	0	—	—	0	0
Total	$842,516	$—	$(1,190,000)	$—	$(75,910)	$423,394	$—	$—	$0	0

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $4,183,762.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $4,479,385.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $450,304.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $36,193,052, or 3.56% of the fund’s net assets, and total aggregate fair value of illiquid derivatives is $(65,527), or (0.01)% of the fund’s net assets.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $12,619,846. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(I)	Percentage rounds to less than 0.1%.
(J)	In default.
(K)	Rate shown reflects the yield at April 30, 2014.
(L)	Aggregate cost for federal income tax purposes is $1,049,541,911. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,228,832 and $5,505,450, respectively. Net unrealized appreciation for tax purposes is $16,723,382.
(M)	Cash in the amount of $792,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(N)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	Cash in the amount of $308,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(S)	Cash in the amount of $9,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(U)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(V)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(W)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(X)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $148,060,120, or 14.57% of the fund’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United State Dollar

Transamerica Value

SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 89.2%
Canada - 0.7%
Dundee Corp. - Class A (A)	205,000	$ 2,992,564
France - 5.1%
Sanofi	86,950	9,411,554
Total SA	110,000	7,856,282
Vivendi SA	185,000	4,963,797
Germany - 0.6%
LANXESS AG	38,000	2,889,016
Hong Kong - 11.8%
Cheung Kong Holdings, Ltd.	1,009,153	17,155,582
Henderson Land Development Co., Ltd.	2,073,198	12,407,714
Hutchison Whampoa, Ltd.	1,295,888	17,717,659
Wheelock & Co., Ltd.	1,087,000	4,486,550
Japan - 7.2%
Daiwa Securities Group, Inc.	690,000	5,163,104
Mitsui Fudosan Co., Ltd.	234,462	6,928,251
Toyota Industries Corp.	421,207	19,405,145
Korea, Republic of - 2.9%
POSCO - ADR	174,261	12,825,610
Sweden - 3.0%
Investor AB - Class B	342,350	13,241,830
Switzerland - 3.4%
Pargesa Holding SA	163,000	14,779,457
United Kingdom - 4.1%
Segro PLC - REIT	1,633,400	9,649,652
Vodafone Group PLC	2,159,090	8,163,886
United States - 50.4%
Alleghany Corp. (A)	20,200	8,241,196
Allscripts Healthcare Solutions, Inc. (A)	95,000	1,445,900
Apache Corp.	78,500	6,813,800
AVX Corp.	819,541	10,940,872
Bank of New York Mellon Corp.	520,052	17,614,161
Bristow Group, Inc.	97,685	7,502,208
Brookfield Asset Management, Inc. - Class A (B)	380,036	15,984,314
Capital Southwest Corp.	62,024	2,177,042
Comerica, Inc. - Class A	338,000	16,305,120
Cubic Corp.	58,000	2,750,940
Devon Energy Corp. - Class A	263,000	18,410,000
Electronics for Imaging, Inc. - Class B (A)	222,436	8,405,857
EnCana Corp.	367,000	8,518,070
Forest City Enterprises, Inc. - Class A (A)	539,836	10,208,299
Intel Corp.	370,961	9,900,949
KeyCorp	1,140,000	15,549,600
Leucadia National Corp.	296,000	7,553,920
Lowe’s Cos., Inc.	109,000	5,004,190

	Shares	Value
United States (continued)
NVIDIA Corp.	380,000	$ 7,018,600
SEACOR Holdings, Inc. (A) (B)	43,446	3,622,962
Symantec Corp.	370,000	7,503,600
Tejon Ranch Co. (A)	86,299	2,676,132
Westwood Holdings Group, Inc.	99,253	5,773,547
Weyerhaeuser Co. - REIT	310,000	9,253,500
White Mountains Insurance Group, Ltd.	19,500	11,627,070

Total Common Stocks (cost $354,178,184)		390,839,502

WARRANT - 0.0% (C)
United States - 0.0% (C)
Tejon Ranch Co. (A) Expiration: 08/31/2016 Exercise Price: $40.00	12,747	42,065

Total Warrant (cost $112,116)		42,065

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
Brookfield Property Partners, LP (A)	26,692	519,427

Total Master Limited Partnership (cost $577,615)		519,427

SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (D)	2,873,441	2,873,441

Total Securities Lending Collateral (cost $2,873,441)		2,873,441

	Principal	Value
REPURCHASE AGREEMENT - 10.6%
State Street Bank & Trust Co. 0.01% (D), dated 04/30/2014, to be repurchased at $46,512,136 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 12/01/2027 - 12/15/2027, and with a total value of $47,443,934.	$ 46,512,123	46,512,123

Total Repurchase Agreement (cost $46,512,123)		46,512,123

Total Investment Securities (cost $404,253,479) (E)		440,786,558
Other Assets and Liabilities - Net - (0.6)%		(2,461,831)

Net Assets - 100.0%		$ 438,324,727

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Management & Development	16.0%	$70,408,334
Oil, Gas & Consumable Fuels	9.4	41,598,152
Diversified Financial Services	8.1	35,575,207
Capital Markets	7.7	33,720,418
Commercial Banks	7.2	31,854,720
Insurance	4.5	19,868,266
Auto Components	4.4	19,405,145
Real Estate Investment Trusts	4.3	18,903,152
Industrial Conglomerates	4.0	17,717,659

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Semiconductors & Semiconductor Equipment	3.9%	$16,919,549
Metals & Mining	2.9	12,825,610
Energy Equipment & Services	2.5	11,125,170
Electronic Equipment & Instruments	2.5	10,940,872
Pharmaceuticals	2.1	9,411,554
Computers & Peripherals	1.9	8,405,857
Wireless Telecommunication Services	1.9	8,163,886
Software	1.7	7,503,600
Specialty Retail	1.1	5,004,190
Media	1.1	4,963,797
Chemicals	0.7	2,889,016
Aerospace & Defense	0.6	2,750,940
Health Care Technology	0.3	1,445,900

Investment Securities, at Value	88.8	391,400,994
Short-Term Investments	11.2	49,385,564

Total Investments	100.0%	$440,786,558

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Common Stocks	$236,620,023	$154,219,479	$—	$390,839,502
Warrant	42,065	—	—	42,065
Master Limited Partnership	519,427	—	—	519,427
Securities Lending Collateral	2,873,441	—	—	2,873,441
Repurchase Agreement	—	46,512,123	—	46,512,123
Total Investment Securities	$240,054,956	$200,731,602	$—	$440,786,558
NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $2,810,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at April 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $404,253,479. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $69,807,587 and $33,274,508, respectively. Net unrealized appreciation for tax purposes is $36,533,079.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2014

(unaudited)

	Transamerica Arbitrage Strategy	Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Equity	Transamerica Global Real Estate Securities
Assets:
Investment securities, at value	$155,869,187	$906,098,131	$1,114,783,526	$608,299,540	$72,198,142
Repurchase agreements, at value	14,076,397	42,494,887	27,359,997	24,099,168	516,186
Foreign currency, at value	5,047	—	—	730,310	25,092
Cash on deposit with broker	43,612,645	—	—	—	—
Cash	3,978,848	17,975	18,582	—	—
Unrealized appreciation on forward foreign currency contracts	81,199	—	—	—	—
Receivables:
Shares of beneficial interest sold	111	238,454	169,365	28,797	18,713
Investment securities sold	467,852	3,956,952	300,880	2,188,040	38,882
Interest	582,090	8,428,652	5,343,122	8	—
Dividends	33,621	161,294	—	1,769,991	130,374
Dividend reclaims	753	—	—	19,902	52,865
Securities lending income (net)	—	25,615	5,054	33,721	3,897
Prepaid expenses	1,640	7,550	11,240	4,791	1,303
Total assets	218,709,390	961,429,510	1,147,991,766	637,174,268	72,985,454

Liabilities:
Cash deposit due to broker	176	—	—	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	13,226	416,056	109,067	39,986	20,099
Investment securities purchased	7,212,513	1,692,408	1,274,689	4,814,595	44,961
When-issued securities purchased	—	580,000	1,960,090	—	—
Management and advisory fees	131,532	434,892	390,635	536,516	45,125
Administration fees	3,498	17,211	22,618	12,040	1,410
Transfer agent fees	1,050	5,163	6,785	3,612	423
Trustees fees	901	1,283	1,835	1,086	351
Audit and tax fees	11,191	9,108	9,377	9,122	14,713
Custody fees	21,300	11,316	23,916	69,745	19,610
Legal fees	1,712	11,374	18,321	7,370	2,706
Printing and shareholder reports fees	827	3,556	7,548	2,079	1,734
Variation margin payable on derivative financial instruments	—	135,563	—	—	—
Dividends from securities sold short	34,081	—	—	—	—
Foreign capital gains tax	—	—	—	225,607	—
Registration fees	19	—	—	—	—
Other	25,116	3,992	7,266	2,186	469
Collateral for securities on loan	—	114,988,496	41,279,624	51,215,251	4,083,560
Written options and swaptions, at value	153,814	—	—	—	—
Securities sold short, at value	43,646,617	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	322,687	—	—	—	—
OTC swap agreements, at value	1,029	—	—	—	—
Total liabilities	51,581,289	118,310,418	45,111,771	56,939,195	4,235,161
Net assets	$167,128,101	$843,119,092	$1,102,879,995	$580,235,073	$68,750,293

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$166,491,151	$765,377,685	$1,072,475,306	$540,767,618	$105,786,280
Undistributed (distributions in excess of) net investment income (loss)	59,135	2,854,360	(2,119,892)	452,983	(4,670,278)
Undistributed (accumulated) net realized gain (loss)	1,277,236	15,275,252	763,799	5,975,963	(49,805,324)
Net unrealized appreciation (depreciation) on:
Investment securities	476,214	60,157,983	31,760,782	33,093,397	17,435,985
Futures contracts	—	(569,537)	—	—	—
Written options and swaptions	18,764	—	—	—	—
Swap agreements	(1,029)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(241,568)	23,349	—	(54,888)	3,630
Securities sold short	(951,802)	—	—	—	—
Net assets	$167,128,101	$843,119,092	$1,102,879,995	$580,235,073	$68,750,293
Shares outstanding	16,613,656	78,462,175	109,150,550	49,690,814	5,042,814
Net asset value and offering price per share	$10.06	$10.75	$10.10	$11.68	$13.63

Investment securities, at cost	$155,392,973	$845,940,148	$1,083,022,744	$574,980,536	$54,762,157
Repurchase agreements, at cost	$14,076,397	$42,494,887	$27,359,997	$24,099,168	$516,186
Foreign currency, at cost	$5,033	$—	$—	$782,926	$25,026
Securities loaned, at value	$—	$112,623,647	$40,443,189	$49,477,041	$3,922,635
Premium received on written options and swaptions	$172,578	$—	$—	$—	$—
Proceeds received from securities sold short	$42,694,815	$—	$—	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Growth	Transamerica Intermediate Bond	Transamerica International	Transamerica International Equity Opportunities	Transamerica International Small Cap
Assets:
Investment securities, at value	$529,282,975	$111,507,199	$411,273,615	$477,986,923	$710,268,091
Repurchase agreements, at value	2,159,951	4,336,935	3,353,037	6,585,020	—
Foreign currency, at value	—	—	400,900	330,700	6,262,672
Cash	—	3,299	—	—	—
Receivables:
Shares of beneficial interest sold	79,448	—	21,123	14,156	17,314
Investment securities sold	3,990,844	973,968	3,812,834	1,725,635	7,713,092
Interest	—	671,668	2	2	—
Dividends	172,670	—	1,281,948	1,689,228	2,743,754
Dividend reclaims	22,870	—	470,725	324,119	177,838
Securities lending income (net)	18,479	184	52,502	30,737	56,820
Prepaid expenses	4,937	—	3,240	2,894	4,386
Total assets	535,732,174	117,493,253	420,669,926	488,689,414	727,243,967

Liabilities:
Due to custodian	—	—	—	—	2,428,661
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	200,184	—	26,812	9,626	3,013,291
Investment securities purchased	4,211,309	11,448,600	3,151,608	1,591,978	871,494
Management and advisory fees	313,864	28,992	294,043	325,593	583,000
Administration fees	10,122	2,071	7,630	9,156	14,144
Transfer agent fees	3,037	621	2,289	2,747	4,243
Trustees fees	880	82	550	315	479
Audit and tax fees	8,300	4,578	13,480	7,752	11,051
Custody fees	7,165	5,118	11,622	14,870	25,859
Legal fees	8,057	575	4,870	4,005	5,246
Printing and shareholder reports fees	2,836	1,172	1,637	785	760
Registration fees	—	—	12	—	—
Other	2,626	32	1,801	1,522	2,118
Collateral for securities on loan	40,513,206	3,435,848	43,741,101	35,179,260	45,578,221
Total liabilities	45,281,586	14,927,689	47,257,455	37,147,609	52,538,567
Net assets	$490,450,588	$102,565,564	$373,412,471	$451,541,805	$674,705,400

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$232,229,417	$102,287,521	$412,604,981	$402,126,667	$531,495,189
Undistributed (distributions in excess of) net investment income (loss)	(62,047)	2,881	1,520,962	2,570,563	(3,104,577)
Undistributed (accumulated) net realized gain (loss)	73,712,799	80,448	(147,234,011)	4,693,164	17,863,852
Net unrealized appreciation (depreciation) on:
Investment securities	184,570,419	194,714	106,499,807	42,139,141	128,443,558
Translation of assets and liabilities denominated in foreign currencies	—	—	20,732	12,270	7,378
Net assets	$490,450,588	$102,565,564	$373,412,471	$451,541,805	$674,705,400
Shares outstanding	34,041,425	10,228,558	34,014,952	51,438,939	63,320,411
Net asset value and offering price per share	$14.41	$10.03	$10.98	$8.78	$10.66

Investment securities, at cost	$344,712,556	$111,312,485	$304,773,808	$435,847,782	$581,824,533
Repurchase agreements, at cost	$2,159,951	$4,336,935	$3,353,037	$6,585,020	$—
Foreign currency, at cost	$—	$—	$399,784	$330,556	$6,253,674
Securities loaned, at value	$39,460,780	$3,366,398	$41,872,318	$33,545,471	$43,123,228

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

	Transamerica Long/Short Strategy	Transamerica Mid Cap Value	Transamerica Real Return TIPS	Transamerica Select Equity	Transamerica Total Return
Assets:
Investment securities, at value	$142,911,250	$287,146,763	$294,821,376	$1,348,877,953	$903,553,963
Repurchase agreements, at value	38,839	1,578,552	558,903	15,155,191	162,711,330
Foreign currency, at value	—	—	336,310	—	1,121,004
Cash on deposit with broker	96,285,825	—	174,000	—	308,000
Cash on deposit with custodian	—	—	—	—	9,000
Unrealized appreciation on forward foreign currency contracts	—	—	167,616	—	501,892
OTC swap agreements, at value	—	—	984,228	—	763,340
Receivables:
Shares of beneficial interest sold	5,419	19,042	74,999	208,237	202,174
Investment securities sold	3,043,794	1,401,736	16,170,090	32,173,584	17,174,942
Interest	—	—	865,153	4	4,894,710
Dividends	118,205	87,220	—	1,205,278	—
Dividend reclaims	—	—	—	260,021	—
Securities lending income (net)	—	3,830	621	1,078	2,836
Variation margin receivable on derivative financial instruments	—	—	—	—	1,000,980
Prepaid expenses	1,164	2,268	4,751	12,846	9,774
Total assets	242,404,496	290,239,411	314,158,047	1,397,894,192	1,092,253,945

Liabilities:
Cash deposit due to broker	—	—	725,000	—	792,000
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	5,716	41,275	36,954	216,231	113,454
Investment securities purchased	3,874,110	574,724	240,934	17,682,685	56,490,900
Management and advisory fees	136,841	175,888	135,036	801,211	535,498
Administration fees	2,851	5,368	4,823	28,148	20,814
Transfer agent fees	855	1,610	1,447	8,444	6,244
Trustees fees	170	341	1,304	2,154	1,711
Audit and tax fees	9,014	7,258	14,287	5,749	12,378
Custody fees	6,838	2,999	28,110	11,786	27,472
Legal fees	1,596	3,239	13,321	18,643	12,458
Printing and shareholder reports fees	1,357	1,697	5,974	5,137	2,461
Variation margin payable on derivative financial instruments	—	—	54,040	—	—
Interest from TBA short commitments	120,945	—	—	—	—
Deferred income for sale-buyback financing transactions	—	—	103,202	—	—
Interest payable	—	—	937	—	—
Registration fees	28	—	—	—	—
Other	32,080	1,027	3,936	7,059	4,521
Collateral for securities on loan	—	26,370,856	1,735,223	—	12,879,403
Payable for sale-buyback financing transactions	—	—	39,474,261	—	—
Written options and swaptions, at value	—	—	112,163	—	1,081,735
Securities sold short, at value	98,888,029	—	—	—	—
Reverse repurchase agreements, at value	—	—	33,954,851	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	371,865	—	2,527,114
OTC swap agreements, at value	—	—	1,249,382	—	1,761,531
Total liabilities	103,080,430	27,186,282	78,267,050	18,787,247	76,269,694
Net assets	$139,324,066	$263,053,129	$235,890,997	$1,379,106,945	$1,015,984,251

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$136,526,071	$160,814,714	$242,724,726	$1,000,999,860	$1,002,978,551
Undistributed (distributions in excess of) net investment income (loss)	(2,128,342)	515,680	2,436,778	1,046,060	(851,893)
Undistributed (accumulated) net realized gain (loss)	(5,282,621)	11,589,540	(16,103,871)	83,901,981	539,990
Net unrealized appreciation (depreciation) on:
Investment securities	24,755,460	90,133,195	6,098,711	293,159,044	16,723,382
Futures contracts	—	—	90,564	—	558,280
Written options and swaptions	—	—	291,194	—	975,684
Swap agreements	—	—	541,787	—	(2,923,021)
Translation of assets and liabilities denominated in foreign currencies	—	—	(188,892)	—	(2,016,722)
Securities sold short	(14,546,502)	—	—	—	—
Net assets	$139,324,066	$263,053,129	$235,890,997	$1,379,106,945	$1,015,984,251
Shares outstanding	15,173,441	15,816,617	25,224,826	101,886,182	96,384,154
Net asset value and offering price per share	$9.18	$16.63	$9.35	$13.54	$10.54

Investment securities, at cost	$118,155,790	$197,013,568	$288,722,665	$1,055,718,909	$886,830,581
Repurchase agreements, at cost	$38,839	$1,578,552	$558,903	$15,155,191	$162,711,330
Foreign currency, at cost	$—	$—	$337,203	$—	$1,115,675
Reverse repurchase agreements, at cost	$—	$—	$33,954,851	$—	$—
Securities loaned, at value	$—	$25,777,859	$1,700,889	$—	$12,619,846
Premium received on written options and swaptions	$—	$—	$403,357	$—	$2,057,419
Proceeds received from securities sold short	$84,341,527	$—	$—	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2014

(unaudited)

Transamerica Value
Assets:
Investment securities, at value	$394,274,435
Repurchase agreements, at value	46,512,123
Receivables:
Shares of beneficial interest sold	14,458
Interest	13
Dividends	616,190
Dividend reclaims	143,755
Securities lending income (net)	1,978
Prepaid expenses	3,739
Total assets	441,566,691

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	44,047
Management and advisory fees	287,763
Administration fees	8,993
Transfer agent fees	2,698
Trustees fees	629
Audit and tax fees	9,803
Custody fees	5,629
Legal fees	5,361
Printing and shareholder reports fees	1,662
Other	1,938
Collateral for securities on loan	2,873,441
Total liabilities	3,241,964
Net assets	$438,324,727

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$478,578,792
Undistributed (distributions in excess of) net investment income (loss)	913,130
Undistributed (accumulated) net realized gain (loss)	(77,713,684)
Net unrealized appreciation (depreciation) on:
Investment securities	36,533,079
Translation of assets and liabilities denominated in foreign currencies	13,410
Net assets	$438,324,727
Shares outstanding	15,127,895
Net asset value and offering price per share	$28.97

Investment securities, at cost	$357,741,356
Repurchase agreements, at cost	$46,512,123
Securities loaned, at value	$2,810,706

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS

For the period ended April 30, 2014

(unaudited)

	Transamerica Arbitrage Strategy	Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Equity		Transamerica Global Real Estate Securities
Investment income:
Dividend income	$1,320,443	$769,077	$—	$4,787,978		$963,795
Interest income	665,125	18,671,197	19,321,401	1,481		53
Securities lending income (net)	—	150,261	40,335	115,596		12,624
Withholding taxes on foreign income	(29,690)	30,645	(55)	(317,685)		(51,330)
Total investment income	1,955,878	19,621,180	19,361,681	4,587,370		925,142

Expenses:
Management and advisory	948,138	2,595,141	2,381,976	3,291,272		245,616
Administration	23,394	102,591	138,136	73,936		7,676
Transfer agent	7,018	30,777	41,441	22,181		2,303
Trustees	1,318	6,745	9,169	4,599		768
Audit and tax	11,589	18,909	22,795	25,322		8,938
Custody	158,017	74,650	148,769	455,865		85,274
Legal	2,599	10,762	14,332	7,520		1,345
Printing and shareholder reports	1,323	5,720	8,356	4,088		1,609
Registration	1,000	1,087	1,000	3,009		3,086
Dividends and interest on securities sold short	724,282	—	—	—		—
Other	6,343	28,510	38,627	20,735		3,109
Total expenses	1,885,021	2,874,892	2,804,601	3,908,527		359,724
Expenses (waived/reimbursed) recaptured	8,937	—	—	—		—
Net expenses	1,893,958	2,874,892	2,804,601	3,908,527		359,724
Net investment income (loss)	61,920	16,746,288	16,557,080	678,843		565,418

Net realized gain (loss) on transactions from:
Investment securities	10,658,692	15,400,164	770,419	13,351,646		5,889,227
Futures contracts	—	(125,160)	—	—		—
Written options and swaptions	612,493	—	—	—		—
Securities sold short	(8,775,659)	—	—	—		—
Swap agreements	(12,279)	—	—	—		—
Foreign currency transactions	(157,786)	(53,412)	—	(43,277)		(1,057)
Net realized gain (loss)	2,325,461	15,221,592	770,419	13,308,369		5,888,170

Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,988,092)	8,341,841	3,637,782	(27,396,700	)(A)	(4,176,882)
Futures contracts	—	(460,065)	—	—		—
Written options and swaptions	(25,233)	—	—	—		—
Swap agreements	7,398	—	—	—		—
Translation of assets and liabilities denominated in foreign currencies	193,497	22,084	—	(9,886)		2,822
Securities sold short	3,031,788	—	—	—		—
Net change in unrealized appreciation (depreciation)	(780,642)	7,903,860	3,637,782	(27,406,586)		(4,174,060)
Net realized and change in unrealized gain (loss)	1,544,819	23,125,452	4,408,201	(14,098,217)		1,714,110
Net increase (decrease) in net assets resulting from operations	$1,606,739	$39,871,740	$20,965,281	$(13,419,374)		$2,279,528

(A)	Net of foreign capital gains tax of $225,607.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Growth	Transamerica Intermediate Bond (A)	Transamerica International	Transamerica International Equity Opportunities	Transamerica International Small Cap
Investment income:
Dividend income	$2,165,660	$9,375	$5,573,029	$4,910,006	$6,468,588
Interest income	107	323,059	179	462	1,390
Securities lending income (net)	95,508	184	140,627	44,575	184,392
Withholding taxes on foreign income	(48,341)	—	(529,927)	(428,948)	(392,982)
Total investment income	2,212,934	332,618	5,183,908	4,526,095	6,261,388

Expenses:
Management and advisory	2,042,291	54,820	1,757,343	1,741,801	3,070,222
Administration	66,316	3,916	45,593	48,882	74,152
Transfer agent	19,895	1,175	13,678	14,665	22,246
Trustees	4,456	351	2,987	3,187	4,463
Audit and tax	13,535	4,578	13,810	11,849	13,938
Custody	46,016	5,118	94,918	115,035	197,461
Legal	7,295	575	4,697	3,508	5,475
Printing and shareholder reports	4,192	1,452	2,698	1,993	2,944
Registration	3,430	1,000	1,000	1,156	1,428
Other	19,599	200	12,553	10,225	16,278
Total expenses	2,227,025	73,185	1,949,277	1,952,301	3,408,607
Net investment income (loss)	(14,091)	259,433	3,234,631	2,573,794	2,852,781

Net realized gain (loss) on transactions from:
Investment securities	76,080,202	80,448	4,515,735	5,140,073	18,320,944
Foreign currency transactions	(5,734)	—	(50,368)	(65,453)	(1,245)
Net realized gain (loss)	76,074,468	80,448	4,465,367	5,074,620	18,319,699

Net change in unrealized appreciation (depreciation) on:
Investment securities	(50,806,797)	194,714	4,484,677	10,025,975	28,818,662
Translation of assets and liabilities denominated in foreign currencies	—	—	13,503	11,547	(5,359)
Net change in unrealized appreciation (depreciation)	(50,806,797)	194,714	4,498,180	10,037,522	28,813,303
Net realized and change in unrealized gain (loss)	25,267,671	275,162	8,963,547	15,112,142	47,133,002
Net increase (decrease) in net assets resulting from operations	$25,253,580	$534,595	$12,198,178	$17,685,936	$49,985,783

(A)	Commenced operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

	Transamerica Long/Short Strategy	Transamerica Mid Cap Value	Transamerica Real Return TIPS	Transamerica Select Equity	Transamerica Total Return
Investment income:
Dividend income	$1,239,655	$2,210,487	$—	$34,706,295	$75,024
Interest income	15,379	243	1,389,271	1,164	9,482,317
Securities lending income (net)	—	27,709	6,517	16,078	34,866
Withholding taxes on foreign income	(732)	(4,197)	—	(20,263)	—
Total investment income	1,254,302	2,234,242	1,395,788	34,703,274	9,592,207

Expenses:
Management and advisory	766,121	1,047,252	967,728	4,895,999	3,190,966
Administration	15,961	31,952	34,869	172,140	123,917
Transfer agent	4,788	9,585	10,461	51,642	37,175
Trustees	1,048	2,064	3,117	11,295	7,735
Audit and tax	9,763	9,954	15,166	22,842	21,897
Custody	39,327	19,777	94,155	65,575	159,158
Legal	1,621	3,220	5,544	18,342	12,555
Printing and shareholder reports	1,438	2,187	4,278	9,415	5,493
Registration	1,000	1,000	1,000	1,000	1,137
Interest	—	—	20,175	—	—
Dividends and interest on securities sold short	1,192,058	—	—	—	—
Other	4,305	8,703	13,214	48,760	34,237
Total expenses	2,037,430	1,135,694	1,169,707	5,297,010	3,594,270
Net investment income (loss)	(783,128)	1,098,548	226,081	29,406,264	5,997,937

Net realized gain (loss) on transactions from:
Investment securities	10,567,040	12,848,822	1,054,052	85,904,233	8,300,330
Futures contracts	—	—	482,925	—	921,569
Written options and swaptions	—	—	564,906	—	1,166,026
Securities sold short	(7,585,087)	—	—	—	—
Swap agreements	—	—	678,044	—	517,307
Foreign currency transactions	(15)	—	(91,224)	—	(1,967,746)
Net realized gain (loss)	2,981,938	12,848,822	2,688,703	85,904,233	8,937,486

Net change in unrealized appreciation (depreciation) on:
Investment securities	77,130	5,762,317	547,480	(21,530,776)	(195,352)
Futures contracts	—	—	(282,278)	—	(2,034,405)
Written options and swaptions	—	—	(259,786)	—	640,763
Swap agreements	—	—	(1,080,544)	—	(2,548,450)
Translation of assets and liabilities denominated in foreign currencies	—	—	(124,032)	—	(1,120,870)
Securities sold short	2,792,590	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,869,720	5,762,317	(1,199,160)	(21,530,776)	(5,258,314)
Net realized and change in unrealized gain (loss)	5,851,658	18,611,139	1,489,543	64,373,457	3,679,172
Net increase (decrease) in net assets resulting from operations	$5,068,530	$19,709,687	$1,715,624	$93,779,721	$9,677,109

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2014

(unaudited)

Transamerica Value
Investment income:
Dividend income	$6,213,702
Interest income	2,559
Securities lending income (net)	34,461
Withholding taxes on foreign income	(172,875)
Total investment income	6,077,847

Expenses:
Management and advisory	1,718,760
Administration	53,711
Transfer agent	16,113
Trustees	3,456
Audit and tax	13,287
Custody	45,660
Legal	5,469
Printing and shareholder reports	3,059
Registration	1,299
Other	14,691
Total expenses	1,875,505
Net investment income (loss)	4,202,342

Net realized gain (loss) on transactions from:
Investment securities	(4,338,823)
Foreign currency transactions	(8,345)
Net realized gain (loss)	(4,347,168)

Net change in unrealized appreciation (depreciation) on:
Investment securities	17,321,304
Translation of assets and liabilities denominated in foreign currencies	5,967
Net change in unrealized appreciation (depreciation)	17,327,271
Net realized and change in unrealized gain (loss)	12,980,103
Net increase (decrease) in net assets resulting from operations	$17,182,445

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Arbitrage Strategy		Transamerica Bond		Transamerica Core Bond
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$61,920	$177,077	$16,746,288	$34,097,871	$16,557,080	$38,481,768
Net realized gain (loss)	2,325,461	1,769,498	15,221,592	10,520,313	770,419	28,460,956
Net change in unrealized appreciation (depreciation)	(780,642)	2,863,425	7,903,860	(5,541,861)	3,637,782	(75,185,779)
Net increase (decrease) in net assets resulting from operations	1,606,739	4,810,000	39,871,740	39,076,323	20,965,281	(8,243,055)

Distributions to shareholders:
Net investment income	(525,564)	(528,051)	(17,493,189)	(35,958,799)	(23,539,865)	(50,332,101)
Net realized gains	—	(2,253,105)	(10,700,391)	(6,746,182)	(20,727,325)	(5,785,007)
Total distributions to shareholders	(525,564)	(2,781,156)	(28,193,580)	(42,704,981)	(44,267,190)	(56,117,108)

Capital share transactions:
Proceeds from shares sold	235,198	115,276,349	25,948,040	240,277,198	59,895,388	41,316,532
Dividends and distributions reinvested	525,564	2,781,156	28,193,580	42,704,981	44,267,190	56,117,108
Cost of shares redeemed	(39,488,422)	(31,614,634)	(80,507,552)	(158,626,453)	(111,773,464)	(778,474,621)
Net increase (decrease) in net assets resulting from capital share transactions	(38,727,660)	86,442,871	(26,365,932)	124,355,726	(7,610,886)	(681,040,981)
Net increase (decrease) in net assets	(37,646,485)	88,471,715	(14,687,772)	120,727,068	(30,912,795)	(745,401,144)

Net assets:
Beginning of period/year	204,774,586	116,302,871	857,806,864	737,079,796	1,133,792,790	1,879,193,934
End of period/year	$167,128,101	$204,774,586	$843,119,092	$857,806,864	$1,102,879,995	$1,133,792,790
Undistributed (distributions in excess of) net investment income (loss)	$59,135	$522,779	$2,854,360	$3,601,261	$(2,119,892)	$4,862,893

Share activity:
Shares issued	23,387	11,593,563	2,467,779	22,831,728	5,937,583	3,982,392
Shares issued-reinvested from dividends and distributions	52,295	280,925	2,704,117	4,041,537	4,405,593	5,303,963
Shares redeemed	(3,925,535)	(3,176,459)	(7,624,400)	(14,852,075)	(11,064,909)	(72,378,663)
Net increase (decrease) in shares outstanding	(3,849,853)	8,698,029	(2,452,504)	12,021,190	(721,733)	(63,092,308)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Developing Markets Equity		Transamerica Global Real Estate Securities		Transamerica Growth
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$678,843	$1,557,560	$565,418	$2,760,538	$(14,091)	$1,123,608
Net realized gain (loss)	13,308,369	10,632,529	5,888,170	28,321,392	76,074,468	71,215,050
Net change in unrealized appreciation (depreciation)	(27,406,586)	39,663,564	(4,174,060)	(17,180,636)	(50,806,797)	86,175,457
Net increase (decrease) in net assets resulting from operations	(13,419,374)	51,853,653	2,279,528	13,901,294	25,253,580	158,514,115

Distributions to shareholders:
Net investment income	(1,260,825)	(1,448,290)	(689,152)	(12,076,984)	(47,956)	(1,443,061)
Net realized gains	(13,572,723)	(35,428,722)	—	—	(70,323,484)	(58,043,075)
Total distributions to shareholders	(14,833,548)	(36,877,012)	(689,152)	(12,076,984)	(70,371,440)	(59,486,136)

Capital share transactions:
Proceeds from shares sold	52,336,854	270,799,797	20,514,484	34,714,253	3,345,546	15,832,023
Dividends and distributions reinvested	14,833,548	36,877,012	689,152	12,076,984	70,371,440	59,486,136
Cost of shares redeemed	(69,578,143)	(53,119,969)	(23,317,628)	(139,672,100)	(111,693,493)	(151,008,131)
Net increase (decrease) in net assets resulting from capital share transactions	(2,407,741)	254,556,840	(2,113,992)	(92,880,863)	(37,976,507)	(75,689,972)
Net increase (decrease) in net assets	(30,660,663)	269,533,481	(523,616)	(91,056,553)	(83,094,367)	23,338,007

Net assets:
Beginning of period/year	610,895,736	341,362,255	69,273,909	160,330,462	573,544,955	550,206,948
End of period/year	$580,235,073	$610,895,736	$68,750,293	$69,273,909	$490,450,588	$573,544,955
Undistributed (distributions in excess of) net investment income (loss)	$452,983	$1,034,965	$(4,670,278)	$(4,546,544)	$(62,047)	$—

Share activity:
Shares issued	4,384,028	23,005,893	1,572,671	2,647,812	223,272	1,157,377
Shares issued-reinvested from dividends and distributions	1,276,553	3,313,299	53,787	953,270	4,816,663	4,808,903
Shares redeemed	(6,099,561)	(4,654,342)	(1,775,669)	(10,853,307)	(7,085,970)	(10,869,967)
Net increase (decrease) in shares outstanding	(438,980)	21,664,850	(149,211)	(7,252,225)	(2,046,035)	(4,903,687)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Bond	Transamerica International		Transamerica International Equity Opportunities
	April 30, 2014 (unaudited) (A)	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$259,433	$3,234,631	$4,648,810	$2,573,794	$3,254,256
Net realized gain (loss)	80,448	4,465,367	18,250,938	5,074,620	4,687,331
Net change in unrealized appreciation (depreciation)	194,714	4,498,180	41,720,923	10,037,522	38,389,798
Net increase (decrease) in net assets resulting from operations	534,595	12,198,178	64,620,671	17,685,936	46,331,385

Distributions to shareholders:
Net investment income	(256,552)	(5,149,564)	(5,616,128)	(3,260,927)	(4,852,052)
Net realized gains	—	—	—	(4,120,952)	(8,389,008)
Total distributions to shareholders	(256,552)	(5,149,564)	(5,616,128)	(7,381,879)	(13,241,060)

Capital share transactions:
Proceeds from shares sold	102,030,969	1,351,576	15,176,954	193,077,489	47,033,388
Dividends and distributions reinvested	256,552	5,149,564	5,616,128	7,381,879	13,241,060
Cost of shares redeemed	—	(9,987,597)	(17,090,531)	(7,236,338)	(20,249,400)
Net increase (decrease) in net assets resulting from capital share transactions	102,287,521	(3,486,457)	3,702,551	193,223,030	40,025,048
Net increase (decrease) in net assets	102,565,564	3,562,157	62,707,094	203,527,087	73,115,373

Net assets:
Beginning of period/year	—	369,850,314	307,143,220	248,014,718	174,899,345
End of period/year	$102,565,564	$373,412,471	$369,850,314	$451,541,805	$248,014,718
Undistributed (distributions in excess of) net investment income (loss)	$2,881	$1,520,962	$3,435,895	$2,570,563	$3,257,696

Share activity:
Shares issued	10,202,894	126,347	1,585,516	22,749,831	5,929,100
Shares issued-reinvested from dividends and distributions	25,664	484,893	607,806	869,479	1,779,712
Shares redeemed	—	(932,938)	(1,743,025)	(847,292)	(2,600,831)
Net increase (decrease) in shares outstanding	10,228,558	(321,698)	450,297	22,772,018	5,107,981

(A)	Commenced operations on March 1, 2014.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap		Transamerica Long/Short Strategy		Transamerica Mid Cap Value
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$2,852,781	$5,464,860	$(783,128)	$(1,682,565)	$1,098,548	$2,476,273
Net realized gain (loss)	18,319,699	6,659,799	2,981,938	4,440,103	12,848,822	18,494,451
Net change in unrealized appreciation (depreciation)	28,813,303	83,126,093	2,869,720	5,582,684	5,762,317	37,094,247
Net increase (decrease) in net assets resulting from operations	49,985,783	95,250,752	5,068,530	8,340,222	19,709,687	58,064,971

Distributions to shareholders:
Net investment income	(8,685,809)	(6,513,025)	—	—	(2,197,318)	(2,380,127)
Net realized gains	(4,067,444)	—	—	—	(16,041,021)	—
Total distributions to shareholders	(12,753,253)	(6,513,025)	—	—	(18,238,339)	(2,380,127)

Capital share transactions:
Proceeds from shares sold	221,888,702	141,230,773	24,632,847	43,109,355	1,059,167	3,983,070
Dividends and distributions reinvested	12,753,253	6,513,025	—	—	18,238,339	2,380,127
Cost of shares redeemed	(33,468,178)	(42,110,512)	(12,765,242)	(20,251,554)	(9,125,104)	(19,096,386)
Net increase (decrease) in net assets resulting from capital share transactions	201,173,777	105,633,286	11,867,605	22,857,801	10,172,402	(12,733,189)
Net increase (decrease) in net assets	238,406,307	194,371,013	16,936,135	31,198,023	11,643,750	42,951,655

Net assets:
Beginning of period/year	436,299,093	241,928,080	122,387,931	91,189,908	251,409,379	208,457,724
End of period/year	$674,705,400	$436,299,093	$139,324,066	$122,387,931	$263,053,129	$251,409,379
Undistributed (distributions in excess of) net investment income (loss)	$(3,104,577)	$2,728,451	$(2,128,342)	$(1,345,214)	$515,680	$1,614,450

Share activity:
Shares issued	21,898,556	16,838,060	2,684,202	5,092,359	64,661	288,464
Shares issued-reinvested from dividends and distributions	1,284,316	815,147	—	—	1,147,065	181,136
Shares redeemed	(3,195,270)	(4,932,732)	(1,417,102)	(2,359,873)	(557,527)	(1,301,950)
Net increase (decrease) in shares outstanding	19,987,602	12,720,475	1,267,100	2,732,486	654,199	(832,350)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Real Return TIPS		Transamerica Select Equity		Transamerica Total Return
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$226,081	$5,280,701	$29,406,264	$22,397,078	$5,997,937	$12,103,939
Net realized gain (loss)	2,688,703	32,041,768	85,904,233	103,229,778	8,937,486	(7,671,011)
Net change in unrealized appreciation (depreciation)	(1,199,160)	(77,483,957)	(21,530,776)	195,365,226	(5,258,314)	(14,018,451)
Net increase (decrease) in net assets resulting from operations	1,715,624	(40,161,488)	93,779,721	320,992,082	9,677,109	(9,585,523)

Distributions to shareholders:
Net investment income	(488,051)	(12,934,508)	(29,291,974)	(22,251,359)	(7,039,525)	(12,496,046)
Net realized gains	(24,032,080)	(60,052,532)	(103,419,235)	(31,567,538)	—	(6,747,456)
Return of capital	—	—	—	—	—	(498,041)
Total distributions to shareholders	(24,520,131)	(72,987,040)	(132,711,209)	(53,818,897)	(7,039,525)	(19,741,543)

Capital share transactions:
Proceeds from shares sold	2,839,360	31,468,427	15,925,510	44,985,301	76,575,236	332,376,044
Dividends and distributions reinvested	24,520,131	72,987,040	132,711,209	53,818,897	7,039,525	19,741,543
Cost of shares redeemed	(76,376,470)	(1,027,046,850)	(145,648,055)	(151,128,255)	(16,388,204)	(180,449,956)
Net increase (decrease) in net assets resulting from capital share transactions	(49,016,979)	(922,591,383)	2,988,664	(52,324,057)	67,226,557	171,667,631
Net increase (decrease) in net assets	(71,821,486)	(1,035,739,911)	(35,942,824)	214,849,128	69,864,141	142,340,565

Net assets:
Beginning of period/year	307,712,483	1,343,452,394	1,415,049,769	1,200,200,641	946,120,110	803,779,545
End of period/year	$235,890,997	$307,712,483	$1,379,106,945	$1,415,049,769	$1,015,984,251	$946,120,110
Undistributed (distributions in excess of) net investment income (loss)	$2,436,778	$2,698,748	$1,046,060	$931,770	$(851,893)	$189,695

Share activity:
Shares issued	304,808	2,982,367	1,166,407	3,530,498	7,281,274	31,064,297
Shares issued-reinvested from dividends and distributions	2,698,901	6,701,078	9,947,018	4,521,949	671,154	1,846,023
Shares redeemed	(8,242,052)	(93,625,957)	(10,578,954)	(11,523,514)	(1,563,801)	(16,727,511)
Net increase (decrease) in shares outstanding	(5,238,343)	(83,942,512)	534,471	(3,471,067)	6,388,627	16,182,809

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Value
	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$4,202,342	$4,825,367
Net realized gain (loss)	(4,347,168)	9,915,125
Net change in unrealized appreciation (depreciation)	17,327,271	69,684,472
Net increase (decrease) in net assets resulting from operations	17,182,445	84,424,964

Distributions to shareholders:
Net investment income	(7,007,831)	(4,972,122)
Total distributions to shareholders	(7,007,831)	(4,972,122)

Capital share transactions:
Proceeds from shares sold	11,882,548	88,673,616
Dividends and distributions reinvested	7,007,831	4,972,122
Cost of shares redeemed	(19,030,080)	(16,367,950)
Net increase (decrease) in net assets resulting from capital share transactions	(139,701)	77,277,788
Net increase (decrease) in net assets	10,034,913	156,730,630

Net assets:
Beginning of period/year	428,289,814	271,559,184
End of period/year	$438,324,727	$428,289,814
Undistributed (distributions in excess of) net investment income (loss)	$913,130	$3,718,619

Share activity:
Shares issued	423,109	3,671,108
Shares issued-reinvested from dividends and distributions	249,744	211,850
Shares redeemed	(677,494)	(642,462)
Net increase (decrease) in shares outstanding	(4,641)	3,240,496

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

STATEMENT OF CASH FLOWS

For the period ended April 30, 2014

(unaudited)

Transamerica Real Return TIPS
Cash flows from operating activities:
Net increase in net assets from operations	1,715,624
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchases of long-term investments	(52,659,875)
Proceeds from sales of long-term investments	135,366,780
Purchases/proceeds from sales of short-term investments, net	(11,093,662)
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency translations	1,199,160
Net realized gain (loss) on transactions from investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency transactions	(2,688,703)
Net amortization/accretion on investments	1,738,971
Increase in receivable for investment securities sold	(16,141,415)
Decrease in interest receivable	266,828
Increase in futures contracts transactions	121,442
Decrease in cash on deposit with brokers	171,000
Decrease in prepaid expenses	737
Increase in payable for investment securities purchased	222,922
Increase in cash collateral due to broker	205,000
Net cash used in swap transactions	(1,326,417)
Net cash used in foreign currency transactions	(78,295)
Decrease in interest payable	(3,058)
Decrease in collateral for securities on loan	(1,182,127)
Decrease in accrued management and advisory, trustees, transfer agent and administration fees	(45,987)
Increase in accrued liabilities	4,312
Net cash provided by operating activities	55,793,237
Cash flows from financing activities:
Decrease in payable for reverse repurchase agreements	(2,058,149)
Proceeds from sale-buyback transactions	493,186,194
Payments on sale-buyback transactions	(473,280,801)
Decrease in payable to custodian for cash overdraft	(3)
Proceeds from shares sold, net of receivable for shares sold	2,764,361
Payment of shares redeemed, net of payable for shares redeemed	(76,355,624)
Net cash used in financing activities	(55,744,022)
Net increase in cash and foreign currencies	49,215
Cash and foreign currencies at beginning of period	$287,095
Cash and foreign currencies at end of period	$336,310
Supplemental disclosure of cash flow information:
Interest expense paid during the period	$23,233
Non-cash financing activities included herein consist of reinvestment of distributions	$24,520,131

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Arbitrage Strategy
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$10.01		$9.89	$10.25	$10.00
Investment operations
Net investment income (loss) (B)	—	(C)	0.01	(0.11)	(0.04)
Net realized and unrealized gain (loss)	0.08		0.34	(0.16)	0.29
Total investment operations	0.08		0.35	(0.27)	0.25
Distributions
Net investment income	(0.03)		(0.04)	—	—
Net realized gains	—		(0.19)	(0.09)	—
Total distributions	(0.03)		(0.23)	(0.09)	—
Net asset value
End of period/year	$10.06		$10.01	$9.89	$10.25
Total return (D)	0.76	%(E)	3.60%	(2.67)%	2.50	%(E)
Net assets end of period/year (000’s)	$167,128		$204,775	$116,303	$124,208
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture (G)	2.02	%(H)	1.60%	1.92%	1.55	%(H)
Before (waiver/reimbursement) recapture (G)	2.01	%(H)	1.65%	2.04%	1.71	%(H)
Net investment income (loss) to average net assets (G)	0.07	%(H)	0.13%	(1.06)%	(0.78	)%(H)
Portfolio turnover rate (I)	338	%(E)	387%	566%	311	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Includes dividends and interest on securities sold short (representing 0.77%, 0.35%, 0.67% and 0.30% of average net assets for 2014, 2013, 2012 and 2011, respectively).
(H)	Annualized.
(I)	Does not include the portfolio activity of the investment companies in which the fund invests.

For a share outstanding throughout each period/year	Transamerica Bond
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.60		$10.70	$10.61	$11.14	$9.93	$7.34
Investment operations
Net investment income (loss) (A)	0.21		0.46	0.49	0.54	0.57	0.60
Net realized and unrealized gain (loss)	0.31		0.02	0.84	(0.20)	1.23	2.61
Total investment operations	0.52		0.48	1.33	0.34	1.80	3.21
Distributions
Net investment income	(0.23)		(0.49)	(0.65)	(0.68)	(0.59)	(0.57)
Net realized gains	(0.14)		(0.09)	(0.59)	(0.19)	—	(0.05)
Total distributions	(0.37)		(0.58)	(1.24)	(0.87)	(0.59)	(0.62)
Net asset value
End of period/year	$10.75		$10.60	$10.70	$10.61	$11.14	$9.93
Total return (B)	5.02	%(C)	4.62%	14.24%	3.31%	18.69%	46.27%
Net assets end of period/year (000’s)	$843,119		$857,807	$737,080	$462,340	$594,220	$812,252
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.70	%(D)	0.70%	0.71%	0.71%	0.70%	0.69%
Before (waiver/reimbursement) recapture	0.70	%(D)	0.70%	0.71%	0.71%	0.70%	0.69%
Net investment income (loss) to average net assets	4.08	%(D)	4.28%	4.77%	4.98%	5.49%	7.22%
Portfolio turnover rate	17	%(C)	54%	26%	57%	79%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Core Bond
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009 (A)
Net asset value
Beginning of period/year	$10.32		$10.86	$10.60	$10.56	$10.08	$10.00
Investment operations
Net investment income (loss) (B)	0.15		0.32	0.33	0.32	0.28	0.07
Net realized and unrealized gain (loss)	0.03		(0.41)	0.31	0.15	0.53	0.06
Total investment operations	0.18		(0.09)	0.64	0.47	0.81	0.13
Distributions
Net investment income	(0.21)		(0.41)	(0.38)	(0.36)	(0.33)	(0.05)
Net realized gains	(0.19)		(0.04)	—	(0.07)	—	—
Total distributions	(0.40)		(0.45)	(0.38)	(0.43)	(0.33)	(0.05)
Net asset value
End of period/year	$10.10		$10.32	$10.86	$10.60	$10.56	$10.08
Total return (C)	1.86	%(D)	(0.89)%	6.12%	4.62%	8.16%	1.34	%(D)
Net assets end of period/year (000’s)	$1,102,880		$1,133,793	$1,879,194	$2,208,783	$1,063,458	$215,816
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.51	%(E)	0.50%	0.47%	0.48%	0.50%	0.55	%(E)
Before (waiver/reimbursement) recapture	0.51	%(E)	0.50%	0.47%	0.48%	0.50%	0.55	%(E)
Net investment income (loss) to average net assets	3.00	%(E)	2.99%	3.09%	3.04%	2.73%	2.15	%(E)
Portfolio turnover rate	7	%(D)	3%	23%	19%	33%	3	%(D)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Developing Markets Equity
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$12.19		$11.99	$12.27	$13.34	$10.12	$8.20
Investment operations
Net investment income (loss) (A)	0.01		0.04	0.05	0.08	0.05	0.06
Net realized and unrealized gain (loss)	(0.25)		1.28	0.74	(1.11)	3.22	3.51
Total investment operations	(0.24)		1.32	0.79	(1.03)	3.27	3.57
Distributions
Net investment income	(0.02)		(0.04)	(0.07)	(0.04)	(0.05)	(0.16)
Net realized gains	(0.25)		(1.08)	(1.00)	—	—	(1.49)
Total distributions	(0.27)		(1.12)	(1.07)	(0.04)	(0.05)	(1.65)
Net asset value
End of period/year	$11.68		$12.19	$11.99	$12.27	$13.34	$10.12
Total return (B)	(1.91	)%(C)	11.95%	8.07%	(7.77)%	32.43%	56.01%
Net assets end of period/year (000’s)	$580,235		$610,896	$341,362	$497,656	$610,212	$495,636
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.32	%(D)	1.36%	1.33%	1.31%	1.31%	1.35%
Before (waiver/reimbursement) recapture	1.32	%(D)	1.36%	1.33%	1.31%	1.31%	1.35%
Net investment income (loss) to average net assets	0.23	%(D)	0.32%	0.48%	0.58%	0.48%	0.77%
Portfolio turnover rate	24	%(C)	42%	37%	40%	54%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Global Real Estate Securities
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$13.34		$12.88	$11.64	$12.28	$10.77	$9.52
Investment operations
Net investment income (loss) (A)	0.12		0.24	0.29	0.24	0.26	0.29
Net realized and unrealized gain (loss)	0.32		1.21	1.36	(0.19)	1.98	1.15
Total investment operations	0.44		1.45	1.65	0.05	2.24	1.44
Distributions
Net investment income	(0.15)		(0.99)	(0.41)	(0.69)	(0.73)	(0.19)
Total distributions	(0.15)		(0.99)	(0.41)	(0.69)	(0.73)	(0.19)
Net asset value
End of period/year	$13.63		$13.34	$12.88	$11.64	$12.28	$10.77
Total return (B)	3.39	%(C)	11.76%	14.57%	0.51%	21.70%	15.72%
Net assets end of period/year (000’s)	$68,750		$69,274	$160,330	$147,057	$319,368	$285,502
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.17	%(D)	0.99%	0.97%	0.91%	0.91%	0.93%
Before (waiver/reimbursement) recapture	1.17	%(D)	0.99%	0.97%	0.91%	0.91%	0.93%
Net investment income (loss) to average net assets	1.84	%(D)	1.82%	2.36%	2.01%	2.31%	3.30%
Portfolio turnover rate	42	%(C)	50%	55%	39%	62%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Growth
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$15.89	$13.42	$12.94	$11.78	$10.17	$8.37
Investment operations
Net investment income (loss) (A)	—	(B)	0.03	0.01	—	(B)	0.01	0.01
Net realized and unrealized gain (loss)	0.72	3.90	0.97	1.17	1.61	1.81
Total investment operations	0.72	3.93	0.98	1.17	1.62	1.82
Distributions
Net investment income	—	(B)	(0.04)	(0.01)	(0.01)	(0.01)	(0.02)
Net realized gains	(2.20)	(1.42)	(0.49)	—	—	—
Total distributions	(2.20)	(1.46)	(0.50)	(0.01)	(0.01)	(0.02)
Net asset value
End of period/year	$14.41	$15.89	$13.42	$12.94	$11.78	$10.17
Total return (C)	4.35	%(D)	32.38%	8.19%	9.96%	15.96%	21.79%
Net assets end of period/year (000’s)	$490,451	$573,545	$550,207	$618,767	$726,732	$654,610
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.84	%(E)	0.84%	0.83%	0.81%	0.81%	0.85%
Before (waiver/reimbursement) recapture	0.84	%(E)	0.84%	0.83%	0.81%	0.81%	0.85%
Net investment income (loss) to average net assets	(0.01	)%(E)	0.20%	0.06%	0.01%	0.09%	0.16%
Portfolio turnover rate	18	%(D)	41%	43%	55%	83%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Intermediate Bond
	April 30, 2014 (unaudited) (A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	0.03
Total investment operations	0.06
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value
End of period	$10.03
Total return (C)	0.55	%(D)
Net assets end of period (000’s)	$102,566
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.47	%(E)
Before (waiver/reimbursement) recapture	0.47	%(E)
Net investment income (loss) to average net assets	1.66	%(E)
Portfolio turnover rate	30	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period/year	Transamerica International
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.77		$9.06	$8.50	$8.94	$7.57	$5.95
Investment operations
Net investment income (loss) (A)	0.09		0.13	0.15	0.14	0.10	0.10
Net realized and unrealized gain (loss)	0.27		1.74	0.56	(0.47)	1.34	1.69
Total investment operations	0.36		1.87	0.71	(0.33)	1.44	1.79
Distributions
Net investment income	(0.15)		(0.16)	(0.15)	(0.11)	(0.07)	(0.17)
Total distributions	(0.15)		(0.16)	(0.15)	(0.11)	(0.07)	(0.17)
Net asset value
End of period/year	$10.98		$10.77	$9.06	$8.50	$8.94	$7.57
Total return (B)	3.40	%(C)	20.94%	8.65%	(3.80)%	19.16%	30.83%
Net assets end of period/year (000’s)	$373,412		$369,850	$307,143	$359,646	$584,849	$485,803
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.07	%(D)	1.08%	1.07%	1.07%	1.06%	1.09%
Before (waiver/reimbursement) recapture	1.07	%(D)	1.08%	1.07%	1.07%	1.06%	1.09%
Net investment income (loss) to average net assets	1.77	%(D)	1.37%	1.81%	1.52%	1.22%	1.62%
Portfolio turnover rate	8	%(C)	39%	50%	46%	51%	75%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica International Equity Opportunities
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$8.65		$7.42	$8.34	$9.11	$8.16	$6.58
Investment operations
Net investment income (loss) (A)	0.06		0.11	0.14	0.15	0.12	0.12
Net realized and unrealized gain (loss)	0.21		1.58	0.29	(0.37)	1.09	1.46
Total investment operations	0.27		1.69	0.43	(0.22)	1.21	1.58
Distributions
Net investment income	(0.06)		(0.17)	(0.20)	(0.10)	(0.06)	—
Net realized gains	(0.08)		(0.29)	(1.15)	(0.45)	(0.20)	—
Total distributions	(0.14)		(0.46)	(1.35)	(0.55)	(0.26)	—
Net asset value
End of period/year	$8.78		$8.65	$7.42	$8.34	$9.11	$8.16
Total return (B)	3.23	%(C)	23.72%	8.00%	(2.69)%	15.16%	24.01%
Net assets end of period/year (000’s)	$451,542		$248,015	$174,899	$353,694	$536,181	$396,754
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.00	%(D)	1.02%	1.04%	0.99%	0.99%	1.09%
Before (waiver/reimbursement) recapture	1.00	%(D)	1.02%	1.04%	0.99%	0.99%	1.09%
Net investment income (loss) to average net assets	1.32	%(D)	1.44%	1.94%	1.69%	1.47%	1.78%
Portfolio turnover rate	11	%(C)	19%	29%	29%	35%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica International Small Cap
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.07		$7.90	$9.00	$9.67	$8.22	$5.82
Investment operations
Net investment income (loss) (A)	0.05		0.13	0.11	0.15	0.08	0.08
Net realized and unrealized gain (loss)	0.76		2.21	0.11	(0.66)	1.42	2.41
Total investment operations	0.81		2.34	0.22	(0.51)	1.50	2.49
Distributions
Net investment income	(0.15)		(0.17)	(0.23)	(0.11)	(0.05)	(0.09)
Net realized gains	(0.07)		—	(1.09)	(0.05)	—	—
Total distributions	(0.22)		(0.17)	(1.32)	(0.16)	(0.05)	(0.09)
Net asset value
End of period/year	$10.66		$10.07	$7.90	$9.00	$9.67	$8.22
Total return (B)	8.18	%(C)	30.12%	4.57%	(5.39)%	18.29%	43.56%
Net assets end of period/year (000’s)	$674,705		$436,299	$241,928	$330,358	$548,288	$543,673
Ratio and supplemental data
Expenses to average net assets (D)
After (waiver/reimbursement) recapture	1.15	%(E)	1.20%	1.20%	1.15%	1.16%	1.23%
Before (waiver/reimbursement) recapture	1.15	%(E)	1.20%	1.20%	1.15%	1.16%	1.21%
Net investment income (loss) to average net assets	0.96	%(E)	1.52%	1.58%	1.46%	0.97%	1.23%
Portfolio turnover rate (F)	18	%(C)	34%	33%	38%	54%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include the portfolio activity of the investment companies in which the fund invests.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Long/Short Strategy
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$8.80		$8.16	$7.86	$8.32	$8.43	$9.51
Investment operations
Net investment income (loss) (A)	(0.06)		(0.12)	(0.10)	(0.15)	(0.13)	(0.17)
Net realized and unrealized gain (loss)	0.44		0.76	0.40	(0.31)	0.02	(0.80)
Total investment operations	0.38		0.64	0.30	(0.46)	(0.11)	(0.97)
Distributions
Return of capital	—		—	—	—	—	(0.11)
Total distributions	—		—	—	—	—	(0.11)
Net asset value
End of period/year	$9.18		$8.80	$8.16	$7.86	$8.32	$8.43
Total return (B)	4.32	%(C)	7.84%	3.82%	(5.53)%	(1.30)%	(10.27)%
Net assets end of period/year (000’s)	$139,324		$122,388	$91,190	$113,108	$108,342	$86,682
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture (D)	3.19	%(E)	3.46%	3.46%	3.59%	2.85%	3.61%
Before (waiver/reimbursement) recapture (D)	3.19	%(E)	3.46%	3.46%	3.59%	2.85%	3.61%
Net investment income (loss) to average net assets	(1.23	)%(E)	(1.45)%	(1.21)%	(1.86)%	(1.61)%	(1.87)%
Portfolio turnover rate	150	%(C)	280%	153%	411%	303%	463%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Includes dividends and interest on securities sold short (representing 1.87%, 2.04%, 2.03%, 2.17%, 1.35%, and 2.09% of average net assets for 2014, 2013, 2012, 2011, 2010, and 2009, respectively).
(E)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Mid Cap Value
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$16.58		$13.03	$10.93	$10.17	$8.28	$7.54
Investment operations
Net investment income (loss) (A)	0.07		0.16	0.14	0.11	0.12	0.15
Net realized and unrealized gain (loss)	1.19		3.54	2.08	0.79	1.93	0.82
Total investment operations	1.26		3.70	2.22	0.90	2.05	0.97
Distributions
Net investment income	(0.14)		(0.15)	(0.12)	(0.14)	(0.16)	(0.17)
Net realized gains	(1.07)		—	—	—	—	(0.06)
Total distributions	(1.21)		(0.15)	(0.12)	(0.14)	(0.16)	(0.23)
Net asset value
End of period/year	$16.63		$16.58	$13.03	$10.93	$10.17	$8.28
Total return (B)	7.96	%(C)	28.70%	20.57%	8.88%	25.08%	13.39%
Net assets end of period/year (000’s)	$263,053		$251,409	$208,458	$158,344	$163,612	$165,838
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.89	%(D)	0.89%	0.89%	0.90%	0.89%	0.90%
Before (waiver/reimbursement) recapture	0.89	%(D)	0.89%	0.89%	0.90%	0.89%	0.90%
Net investment income (loss) to average net assets	0.86	%(D)	1.07%	1.16%	1.04%	1.33%	2.05%
Portfolio turnover rate	14	%(C)	23%	38%	39%	29%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Real Return TIPS
	April 30, 2014 (unaudited)		October 31, 2013		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.10		$11.74		$11.45	$11.61	$10.72	$9.21
Investment operations
Net investment income (loss) (A)	0.01		0.09		0.10	0.37	0.25	0.32
Net realized and unrealized gain (loss)	0.05		(0.76)		0.88	0.27	1.04	1.58
Total investment operations	0.06		(0.67)		0.98	0.64	1.29	1.90
Distributions
Net investment income	(0.02)		(0.20)		(0.15)	(0.37)	(0.40)	(0.33)
Net realized gains	(0.79)		(0.77)		(0.54)	(0.43)	—	(0.06)
Total distributions	(0.81)		(0.97)		(0.69)	(0.80)	(0.40)	(0.39)
Net asset value
End of period/year	$9.35		$10.10		$11.74	$11.45	$11.61	$10.72
Total return (B)	0.83	%(C)	(6.21)%		9.07%	6.23%	12.40%	21.00%
Net assets end of period/year (000’s)	$235,891		$307,712		$1,343,452	$971,634	$845,965	$752,723
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.84	%(D) (E)	0.78	%(E)	0.70%	0.73%	0.72%	0.74%
Before (waiver/reimbursement) recapture	0.84	%(D) (E)	0.78	%(E)	0.70%	0.73%	0.72%	0.74%
Net investment income (loss) to average net assets	0.16	%(D) (E)	0.84	%(E)	0.96%	3.35%	2.32%	3.23%
Portfolio turnover rate	16	%(C)	42%		151%	213%	307%	583%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions (representing 0.01% and 0.02% of average net assets for the period ended April 30, 2014 and year ended October 31, 2013, respectively).
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Select Equity
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value
Beginning of period/year	$13.96		$11.45	$10.22	$10.00
Investment operations
Net investment income (loss) (B)	0.29		0.21	0.21	0.01
Net realized and unrealized gain (loss)	0.65		2.81	1.23	0.21
Total investment operations	0.94		3.02	1.44	0.22
Distributions
Net investment income	(0.29)		(0.21)	(0.21)	—	(C)
Net realized gains	(1.07)		(0.30)	—	—
Total distributions	(1.36)		(0.51)	(0.21)	—	(C)
Net asset value
End of period/year	$13.54		$13.96	$11.45	$10.22
Total return (D)	7.08	%(E)	27.24%	14.29%	2.31	%(E)
Net assets end of period/year (000’s)	$1,379,107		$1,415,050	$1,200,201	$936,279
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.77	%(F)	0.77%	0.77%	0.83	%(F)
Before (waiver/reimbursement) recapture	0.77	%(F)	0.77%	0.77%	0.83	%(F)
Net investment income (loss) to average net assets	4.27	%(F)	1.66%	1.92%	0.83	%(F)
Portfolio turnover rate	24	%(E)	50%	66%	6	%(E)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Total Return
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$10.51		$10.89	$10.42	$10.80	$10.85	$9.58
Investment operations
Net investment income (loss) (A)	0.06		0.16	0.23	0.30	0.35	0.49
Net realized and unrealized gain (loss)	0.04		(0.27)	0.62	(0.07)	0.67	1.64
Total investment operations	0.10		(0.11)	0.85	0.23	1.02	2.13
Distributions
Net investment income	(0.07)		(0.16)	(0.33)	(0.30)	(0.34)	(0.67)
Net realized gains	—		(0.10)	(0.05)	(0.31)	(0.73)	(0.19)
Return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.07)		(0.27)	(0.38)	(0.61)	(1.07)	(0.86)
Net asset value
End of period/year	$10.54		$10.51	$10.89	$10.42	$10.80	$10.85
Total return (B)	0.99	%(C)	(1.07)%	8.30%	2.45%	10.25%	23.74%
Net assets end of period/year (000’s)	$1,015,984		$946,120	$803,780	$625,735	$667,721	$505,329
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.73	%(D)	0.74%	0.74%	0.74%	0.74%	0.74%
Before (waiver/reimbursement) recapture	0.73	%(D)	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income (loss) to average net assets	1.21	%(D)	1.50%	2.16%	2.92%	3.30%	4.95%
Portfolio turnover rate	123	%(C)	221%	98%	144%	222%	841%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Value
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009
Net asset value
Beginning of period/year	$28.30		$22.84	$20.74	$21.56	$18.44		$16.93
Investment operations
Net investment income (loss) (A)	0.27		0.33	0.29	0.24	0.19		0.15
Net realized and unrealized gain (loss)	0.85		5.48	1.86	(0.62)	3.20		1.36
Total investment operations	1.12		5.81	2.15	(0.38)	3.39		1.51
Distributions
Net investment income	(0.45)		(0.35)	(0.05)	(0.44)	(0.27)		—
Total distributions	(0.45)		(0.35)	(0.05)	(0.44)	(0.27)		—
Net asset value
End of period/year	$28.97		$28.30	$22.84	$20.74	$21.56		$18.44
Total return (B)	4.03	%(C)	25.75%	10.42%	(1.87)%	18.53%		8.92%
Net assets end of period/year (000’s)	$438,325		$428,290	$271,559	$307,724	$383,134		$423,550
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.87	%(D)	0.88%	0.87%	0.87%	0.87%		0.87%
Before (waiver/reimbursement) recapture	0.87	%(D)	0.88%	0.87%	0.87%	0.87%		0.87%
Net investment income (loss) to average net assets	1.96	%(D)	1.29%	1.37%	1.06%	0.98%		0.91%
Portfolio turnover rate	4	%(C)	18%	16%	4%	—	%(E)	17%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2013, and held for the entire period until April 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Commodity Strategy	$1,000.00	$1,076.40	$3.86	$1,021.08	$3.76	0.75%
Transamerica Global Allocation	1,000.00	1,033.40	4.94	1,019.94	4.91	0.98	(C)
Transamerica Global Macro	1,000.00	1,024.90	7.48	1,017.41	7.45	1.49	(C)
Transamerica Managed Futures Strategy	1,000.00	994.60	6.68	1,018.10	6.76	1.35	(C)

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds' annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Funds	Semi-Annual Report 2014

Consolidated Schedules of Investments Composition

At April 30, 2014

(The following charts summarize the Consolidated Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Commodity Strategy	% of Net Assets
Short-Term U.S. Government Obligations	67.2%
Repurchase Agreement	25.7
Securities Lending Collateral	23.7
Other Assets and Liabilities - Net+	(16.6)
Total	100.0%

Transamerica Global Allocation	% of Net Assets
Common Stocks	63.3%
Short-Term U.S. Government Obligations	11.5
Foreign Government Obligations	5.9
U.S. Government Obligations	4.6
Securities Lending Collateral	4.2
Corporate Debt Securities	4.2
Convertible Bonds	2.6
Short-Term Foreign Government Obligations	1.9
Investment Companies	1.3
Loan Assignments	0.9
Convertible Preferred Stocks	0.9
Preferred Stocks	0.8
Purchased Options	0.7
Repurchase Agreement	0.4
Purchased Swaptions	0.1
Preferred Corporate Debt Securities	0.1
Warrants	0.1
Other Assets and Liabilities - Net+	(3.5)
Total	100.0%

Transamerica Global Macro	% of Net Assets
Repurchase Agreement	68.2%
Foreign Government Obligation	6.6
Investment Company	2.2
Purchased Foreign Exchange Options	2.1
Other Assets and Liabilities - Net+	20.9
Total	100.0%

Transamerica Managed Futures Strategy	% of Net Assets
Short-Term Investment Companies	61.5%
Short-Term U.S. Government Obligations	28.1
Other Assets and Liabilities - Net+	10.4
Total	100.0%

+	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 67.2%
U.S. Treasury Bill 0.08%, 09/18/2014 (A) (B)	$ 40,000,000	$ 39,988,178
0.08%, 09/04/2014 (B)	15,000,000	14,995,695

Total Short-Term U.S. Government Obligations (cost $54,983,873)		54,983,873

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (B)	19,380,000	19,380,000

Total Securities Lending Collateral (cost $19,380,000)		19,380,000

Principal	Value
REPURCHASE AGREEMENT - 25.7%

State Street Bank & Trust Co.
0.01% (B), dated 04/30/2014, to be repurchased at $21,002,040 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $21,425,900.

$ 21,002,034	$ 21,002,034

Total Repurchase Agreement (cost $21,002,034)	21,002,034

Total Investment Securities (cost $95,365,907) (C)	95,365,907
Other Assets and Liabilities - Net - (16.6)%	(13,574,266)

Net Assets - 100.0%	$ 81,791,641

OVER THE COUNTER SWAP AGREEMENTS: (D)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (E)
Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones-UBS Commodity Custom Index (F)	0.16%	04/10/2015	UBS	57,018	$(1,341)	$0	$(1,341)
Dow Jones-UBS Commodity Custom Index (F)	0.16	04/10/2015	UBS	103,919	(1,638)	0	(1,638)
Dow Jones-UBS Commodity Custom Index (F)	0.16	04/13/2015	BOA	134,514	(3,000)	0	(3,000)
Dow Jones-UBS Commodity Custom Index (F)	0.16	04/14/2015	MBL	23,844	(455)	0	(455)

					$(6,434)	$0	$(6,434)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$54,983,873	$—	$54,983,873
Securities Lending Collateral	19,380,000	—	—	19,380,000
Repurchase Agreement	—	21,002,034	—	21,002,034
Total Investment Securities	$19,380,000	$75,985,907	$—	$95,365,907

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements (H)	$—	$(6,434)	$—	$(6,434)
Total Derivative Financial Instruments	$—	$(6,434)	$—	$(6,434)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,997,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $95,365,907.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Cash in the amount of $5,355,575 has been segregated by the custodian as collateral for open swap contracts.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	Illiquid. Total aggregate fair value of illiquid derivatives is $(6,434), or (0.01)% of the fund's net assets.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BOA	Bank of America
MBL	Macquarie Bank Limited
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.6%
United States - 4.6%
U.S. Treasury Note
0.25%, 01/15/2015 - 03/31/2015	$ 6,248,300	$ 6,254,323
1.25%, 10/31/2018	1,998,100	1,973,592
1.75%, 05/15/2022	587,400	558,076
2.00%, 11/15/2021	468,600	457,361
2.25%, 03/31/2016 (A)	2,544,800	2,635,359
2.25%, 04/30/2021	1,854,300	1,856,184
2.75%, 02/15/2024	3,718,500	3,751,037

Total U.S. Government Obligations (cost $17,440,077)		17,485,932

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Australia - 0.9%
Australia Government Bond 2.75%, 04/21/2024	AUD 596,000	499,107
5.50%, 04/21/2023	1,995,000	2,082,894
Queensland Treasury Corp. 6.00%, 06/14/2021	603,000	633,530
Brazil - 1.9%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2025	BRL 377,000	149,589
Series B
6.00%, 08/15/2024	82,000	87,137
Series F
10.00%, 01/01/2021 - 01/01/2023	16,516,000	6,586,362
Brazilian Government International Bond 4.88%, 01/22/2021	$ 370,000	399,600
Canada - 0.3%
Canadian Government Bond
1.50%, 03/01/2017	CAD 585,000	538,597
3.50%, 06/01/2020	416,000	415,647
4.00%, 06/01/2016	350,000	338,520
Germany - 0.9%
Bundesrepublik Deutschland 4.25%, 07/04/2017	EUR 2,244,273	3,507,304
Mexico - 0.6%
Mexican Bonos 10.00%, 12/05/2024	MXN 20,790,200	2,048,300
Poland - 0.2%
Poland Government Bond 5.25%, 10/25/2020	PLN 2,362,000	848,952
United Kingdom - 1.1%
U.K. Gilt 1.25%, 07/22/2018 - Reg S	GBP 2,552,221	4,233,688

Total Foreign Government Obligations (cost $22,364,337)		22,369,227

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Deutsche Bank Capital Funding Trust VII 5.63%, 01/19/2016 - 144A (B) (C)	$ 64,000	66,560
USB Capital IX 3.50%, 06/02/2014 (B) (C)	265,000	223,925

Total Preferred Corporate Debt Securities (cost $318,746)		290,485

	Principal	Value
CORPORATE DEBT SECURITIES - 4.2%
Argentina - 0.1%
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A	$ 73,000	$ 54,750
YPF SA
8.75%, 04/04/2024 - 144A (D)	224,000	225,400
8.88%, 12/19/2018 - 144A	273,000	284,261
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A	120,000	126,300
6.88%, 04/01/2022 - 144A	98,000	104,860
8.25%, 11/01/2019 - 144A (D)	59,000	65,195
TFS Corp., Ltd. 11.00%, 07/15/2018 - 144A (E)	515,000	524,656
Canada - 0.0% (F)
Viterra, Inc. 5.95%, 08/01/2020 - 144A	106,000	118,355
Cayman Islands - 0.1%
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017 - 144A	271,000	284,800
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 - 144A	170,100	178,818
Chile - 0.2%
Banco del Estado de Chile 2.03%, 04/02/2015	250,000	249,268
Banco Santander Chile 2.11%, 06/07/2018 - 144A (B)	340,000	348,500
Inversiones Alsacia SA 8.00%, 08/18/2018 - 144A (E)	151,944	100,283
France - 0.1%
BNP Paribas SA, Series MTN 2.40%, 12/12/2018	591,000	595,091
Germany - 0.1%
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023 - 144A	200,000	202,000
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd. 7.88%, 02/24/2041 - Reg S (B)	200,000	218,250
India - 0.1%
State Bank of India 3.62%, 04/17/2019 - 144A	283,000	279,979
Ireland - 0.1%
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	EUR 200,000	299,723
Japan - 0.1%
Sumitomo Mitsui Banking Corp. 2.45%, 01/10/2019	$ 255,000	258,037
Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd. 9.00%, 10/31/2017 - 144A	493,500	488,565
Korea, Republic of - 0.1%
Export-Import Bank of Korea 2.88%, 09/17/2018	200,000	205,163
Luxembourg - 0.1%
Capsugel Finance Co. SCA 9.88%, 08/01/2019 - 144A	EUR 100,000	151,422
Intelsat Jackson Holdings SA 7.50%, 04/01/2021	$ 234,000	256,523

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Mexico - 0.1%
Trust F/1401 5.25%, 12/15/2024 - 144A	$ 273,000	$ 276,071
Netherlands - 0.2%
Petrobras Global Finance BV
2.00%, 05/20/2016	115,000	114,843
2.37%, 01/15/2019 (B)	578,000	574,243
Singapore - 0.0% (F)
Bumi Investment Pte, Ltd., Series MTN 10.75%, 10/06/2017 - 144A	144,000	68,400
Switzerland - 0.0% (F)
UBS AG, Series MTN 5.88%, 12/20/2017	100,000	114,374
United Kingdom - 0.3%
BAT International Finance PLC 2.13%, 06/07/2017 - 144A	185,000	189,077
Lloyds Bank PLC, Series MTN 13.00%, 01/22/2029 (B) (C)	GBP 340,000	957,525
United States - 2.1%
Ally Financial, Inc.
2.75%, 01/30/2017	$ 296,000	299,700
3.50%, 07/18/2016 - 01/27/2019	199,000	201,167
American Tower Corp. 3.40%, 02/15/2019	82,000	84,552
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 07/15/2017	157,000	158,235
AT&T, Inc. 2.38%, 11/27/2018 (D)	499,000	505,357
Bank of America Corp.
2.00%, 01/11/2018	268,000	268,465
2.60%, 01/15/2019	188,000	188,985
Bank of America Corp., Series MTN
1.30%, 03/22/2018 (B)	143,000	144,641
6.88%, 04/25/2018	185,000	217,949
Building Materials Corp. of America 6.88%, 08/15/2018 - 144A	61,000	63,669
Cablevision Systems Corp. 5.88%, 09/15/2022	118,000	119,475
Calpine Corp. (Escrow Shares) 8.75%, 07/15/2049 (G)	2,142,000	0
Capital One Bank USA NA 2.15%, 11/21/2018	250,000	250,100
Chesapeake Energy Corp. 3.47%, 04/15/2019 (B)	57,000	57,570
CIT Group, Inc. 4.75%, 02/15/2015 - 144A	211,000	216,539
Citigroup, Inc. 5.95%, 01/30/2023 (B) (C)	142,000	140,403
DaVita HealthCare Partners, Inc. 6.38%, 11/01/2018	54,000	56,768
Delta Topco, Ltd. 10.00%, 11/24/2060 (E) (G) (H) (I)	587,422	588,420
Ford Motor Credit Co. LLC
2.38%, 01/16/2018	200,000	202,867
5.00%, 05/15/2018	262,000	290,868
General Electric Capital Corp. 6.25%, 12/15/2022 (B) (C)	300,000	325,875
General Electric Capital Corp., Series MTN
5.55%, 05/04/2020	139,000	161,545
6.38%, 11/15/2067 (B)	217,000	241,412

	Principal	Value
United States (continued)
Goldman Sachs Group, Inc. 5.70%, 05/10/2019 (B) (C)	$ 327,000	$ 333,949
HSBC USA, Inc. 1.63%, 01/16/2018 (D)	196,000	195,469
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	89,000	100,348
Hyundai Capital America 2.13%, 10/02/2017 - 144A	117,000	118,353
International Paper Co. 7.95%, 06/15/2018	148,000	181,724
JPMorgan Chase & Co.
5.15%, 05/01/2023 (B) (C)	365,000	345,381
6.13%, 06/27/2017	146,000	165,487
Morgan Stanley 5.45%, 07/15/2019 (B) (C)	242,000	244,117
Morgan Stanley, Series MTN 7.30%, 05/13/2019	119,000	144,272
Mylan, Inc. 2.55%, 03/28/2019	226,000	226,716
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 - 144A (C)	200,000	208,000
Phibro Animal Health Corp. 9.25%, 07/01/2018 - 144A	52,000	54,990
Reliance Holding USA, Inc. 4.50%, 10/19/2020 - 144A	294,000	299,092
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	138,000	139,380
SunGard Data Systems, Inc. 7.38%, 11/15/2018	84,000	89,040
Texas Industries, Inc. 9.25%, 08/15/2020	118,000	135,110
Xerox Corp. 6.35%, 05/15/2018	118,000	137,367

Total Corporate Debt Securities (cost $15,380,193)		15,818,089

CONVERTIBLE BONDS - 2.6%
Bermuda - 0.0% (F)
Celestial Nutrifoods, Ltd. Zero Coupon, 06/12/2011 (E) (G) (J)	SGD 1,400,000	11,167
Cayman Islands - 0.1%
China Milk Products Group, Ltd. 0.01%, 01/05/2012 (E) (J)	$ 600,000	6,000
FU JI Food and Catering Services Holdings, Ltd. Zero Coupon, 10/18/2010 (E) (J)	CNY 2,700,000	24,803
SINA Corp. 1.00%, 12/01/2018 - 144A	$ 193,000	174,786
India - 0.2%
REI Agro, Ltd. 5.50%, 11/13/2014 - 144A (E)	640,000	358,400
Suzlon Energy, Ltd.
Zero Coupon, 10/11/2012 (J)	187,000	115,472
Zero Coupon, 07/25/2014 (E)	342,000	198,360
Jersey, Channel Islands - 0.2%
Dana Gas Sukuk, Ltd. 7.00%, 10/31/2017 - 144A	646,800	705,012
Luxembourg - 0.1%
Telecom Italia Finance Regs 6.13%, 11/15/2016 - Reg S (G)	EUR 300,000	521,921

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
Netherlands - 0.4%
Bio City Development Co. B.V. 8.00%, 07/06/2018 - 144A (E) (J)	$ 1,200,000	$ 1,020,000
Volkswagen International Finance NV 5.50%, 11/09/2015 - 144A	EUR 400,000	654,685
Singapore - 0.4%
CapitaLand, Ltd.
1.95%, 10/17/2023 - 144A	SGD 250,000	205,891
2.10%, 11/15/2016 - Reg S	500,000	398,819
2.95%, 06/20/2022 - Reg S	750,000	595,298
Olam International, Ltd. 6.00%, 10/15/2016 - Reg S	$ 300,000	321,750
United Kingdom - 0.1%
Essar Energy PLC 4.25%, 02/01/2016 - Reg S	200,000	170,000
United States - 1.1%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (D)	71,000	72,731
1.50%, 10/15/2020 (D)	71,000	73,130
Brookdale Senior Living, Inc. 2.75%, 06/15/2018	39,000	50,993
Cobalt International Energy, Inc. 2.63%, 12/01/2019	452,000	424,597
Cubist Pharmaceuticals, Inc. 2.50%, 11/01/2017	117,000	287,893
Forest City Enterprises, Inc. 4.25%, 08/15/2018	195,000	218,034
Gilead Sciences, Inc. Series D 1.63%, 05/01/2016	352,000	1,214,620
Mylan, Inc. 3.75%, 09/15/2015	236,000	900,782
Salesforce.com, Inc. 0.25%, 04/01/2018 (D)	402,000	441,195
Take-Two Interactive Software, Inc. 1.75%, 12/01/2016	202,000	253,258
WellPoint, Inc. 2.75%, 10/15/2042	214,000	312,975

Total Convertible Bonds (cost $10,209,603)		9,732,572

LOAN ASSIGNMENTS - 0.9%
Canada - 0.0% (F)
Essar Steel Algoma, Inc., ABL Term Loan 9.25%, 09/20/2014 (B)	109,926	109,823
Germany - 0.1%
Autobahn Tank & Rast GmbH, EUR Term Loan B 4.06%, 12/10/2019 (B)	EUR 72,380	100,981
Autobahn Tank & Rast GmbH, New EUR Term Loan A 3.81%, 12/04/2018 (B)	179,502	249,655
Luxembourg - 0.0% (F)
Mallinckrodt International Finance SA, Term Loan B 3.50%, 03/19/2021 (B)	$ 94,400	93,500
Marshall Islands - 0.1%
Drillships Financing Holding, Inc., Term Loan B1 6.00%, 03/31/2021 (B)	191,031	193,121

	Principal	Value
United States - 0.7%
Fieldwood Energy LLC, 2nd Lien Term Loan 8.38%, 09/30/2020 (B)	$ 266,200	$ 274,053
Grifols Worldwide Operations USA, Inc., USD Term Loan B 3.15%, 02/27/2021 (B)	354,000	351,788
Hilton Worldwide Finance LLC, USD Term Loan B2 3.50%, 10/26/2020 (B)	924,184	920,333
Obsidian Natural Gas Trust, Term Loan 7.00%, 11/02/2015 (B) (E)	195,746	197,703
Sheridan Investment Partners II, LP, Term Loan A 4.25%, 12/16/2020 (B) (E)	56,326	56,467
Sheridan Investment Partners II, LP, Term Loan B 4.25%, 12/16/2020 (B) (E)	405,118	406,130
Sheridan Investment Partners II, LP, Term Loan M 4.25%, 12/16/2020 (B) (E)	21,014	21,067
Univision Communications, Inc., Term Loan C4 4.00%, 03/01/2020 (B)	370,267	368,019

Total Loan Assignments (cost $3,307,779)		3,342,640

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 11.5%
United States - 11.5%
U.S. Treasury Bill
0.02%, 05/22/2014 (K)	2,300,000	2,299,973
0.04%, 06/26/2014 - 10/09/2014 (K)	14,050,000	14,048,122
0.05%, 05/29/2014 - 08/07/2014 (K)	13,370,000	13,368,342
0.05%, 06/19/2014 (D) (K)	2,800,000	2,799,800
0.06%, 05/15/2014 - 08/21/2014 (K)	11,000,000	10,999,053

Total Short-Term U.S. Government Obligations (cost $43,515,290)		43,515,290

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Japan - 0.8%
Japan Treasury Discount Bill 0.05%, 05/12/2014 - 07/07/2014 (K)	JPY 290,000,000	2,836,435
Mexico - 1.1%
Mexico Cetes
3.38%, 07/24/2014 (K)	MXN 3,778,140	286,570
3.44%, 05/29/2014 (K)	9,601,850	732,015
3.46%, 05/08/2014 - 08/21/2014 (K)	18,921,010	1,437,063
3.47%, 05/29/2014 - 09/04/2014 (K)	7,329,530	554,879
3.52%, 05/15/2014 (K)	3,147,880	240,293
3.55%, 08/07/2014 (K)	5,736,180	434,346
3.58%, 07/10/2014 (K)	5,859,000	444,817

Total Short-Term Foreign Government Obligations (cost $6,905,009)		6,966,418

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%
Germany - 0.3%
Volkswagen AG, 1.83% (K)	4,524	$ 1,218,243
United States - 0.6%
Cliffs Natural Resources, Inc., 7.00%	7,300	138,773
Continental Airlines Finance Trust II, 6.00%	650	33,069
Crown Castle International Corp. - Series A, 4.50%	3,465	345,946
Forestar Group, Inc., 6.00%	7,800	189,540
Health Care REIT, Inc. - Series I, 6.50%	5,573	319,611
NextEra Energy, Inc., 5.60%	4,971	328,086
PPL Corp., 8.75%	4,088	220,752
Stanley Black & Decker, Inc., 6.25% (D) (L)	1,028	114,961
United Technologies Corp., 7.50%	2,704	178,842
Wells Fargo & Co. - Series L, Class A, 7.50%	134	159,597

Total Convertible Preferred Stocks (cost $2,684,847)		3,247,420

PREFERRED STOCKS - 0.8%
Brazil - 0.2%
Banco Bradesco SA, 3.08% (K)	12,600	187,552
Cia Brasileira de Distribuicao, 0.93% (K)	7,194	340,382
Itau Unibanco Holding SA, 3.22% (K)	11,862	195,772
Korea, Republic of - 0.0% (F)
Samsung Electronics Co., Ltd., 1.38% (K)	147	147,526
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00%	8,400	226,800
Royal Bank of Scotland Group PLC - Series M, 6.40%	5,075	117,689
Royal Bank of Scotland Group PLC - Series Q, 6.75% (D)	2,725	66,109
Royal Bank of Scotland Group PLC - Series T, 7.25%	8,364	212,362
United States - 0.4%
Citigroup Capital XIII, 7.88% (B)	13,106	357,269
Fannie Mae, 0.00% (L)	29,043	113,268
Fannie Mae - Series S, 8.25% (B)	23,802	245,161
GMAC Capital Trust I - Series 2, 8.13% (B)	16,108	442,809
RBS Capital Funding Trust VII - Series G, 6.08%	6,777	155,803
US Bancorp - Series F, 6.50% (B)	7,244	208,989
US Bancorp - Series G, 6.00% (B)	3,708	102,712

Total Preferred Stocks (cost $2,669,677)		3,120,203

COMMON STOCKS - 63.3%
Australia - 0.3%
Asciano, Ltd.	4,671	23,476
Fortescue Metals Group, Ltd.	82,705	388,007
Mesoblast, Ltd. (L)	31,476	136,264
National Australia Bank, Ltd. - Class N	12,277	402,608
Austria - 0.0% (F)
Andritz AG	2,169	134,615
Belgium - 0.2%
Anheuser-Busch InBev NV	3,982	433,336
RHJ International (L)	36,300	177,774
RTL Group SA (D) (L)	1,903	211,764
Brazil - 0.6%
BR Malls Participacoes SA	46,162	397,286
Cielo SA	22,864	405,036
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	27,783	168,461

	Shares	Value
Brazil (continued)
Hypermarcas SA	41,409	$ 305,124
MRV Engenharia e Participacoes SA	47,577	150,642
Oi SA - ADR (D)	75,146	69,788
Petroleo Brasileiro SA - ADR (L)	32,738	454,403
Qualicorp SA (L)	21,586	209,785
SLC Agricola SA	14,175	108,073
Canada - 1.4%
Agrium, Inc.	4,438	426,359
Athabasca Oil Corp. - Class A (L)	52,284	388,296
Bank of Nova Scotia	5,106	310,259
Canadian National Railway Co.	13,729	804,107
Catamaran Corp. (L)	7,478	282,294
Eldorado Gold Corp. - Class A	55,075	335,661
First Quantum Minerals, Ltd.	76,905	1,531,715
Platinum Group Metals, Ltd. (L)	176,128	181,584
Silver Wheaton Corp.	13,584	301,565
Teck Resources, Ltd. - Class B	37,479	853,397
Chile - 0.1%
Banco Santander Chile - ADR	9,814	238,186
China - 0.1%
Mindray Medical International, Ltd. - ADR (D)	9,137	302,069
Denmark - 0.1%
TDC A/S - Class B	23,030	216,174
France - 4.6%
Airbus Group NV	24,768	1,700,569
Arkema SA	6,272	699,336
AtoS	12,709	1,097,228
AXA SA	24,534	639,049
BNP Paribas SA	23,306	1,749,569
Cie de St-Gobain	13,912	849,621
Danone SA	3,035	223,836
GDF Suez	9,834	247,965
L'Oreal SA (D)	1,223	210,394
LVMH Moet Hennessy Louis Vuitton SA	2,645	520,157
Remy Cointreau SA	2,536	223,026
Rexel SA	2,370	59,842
Safran SA	38,690	2,600,360
Sanofi - ADR	4,661	250,762
Sanofi	16,915	1,830,897
Schneider Electric SA	11,413	1,069,207
Societe Generale SA	11,891	739,064
Technip SA	7,903	889,199
Total SA - ADR	14,103	1,004,698
Total SA	5,481	391,457
UBISOFT Entertainment (L)	19,236	358,407
Germany - 1.9%
Allianz SE - Class A	3,698	640,533
Bayerische Motoren Werke AG	3,559	445,271
Deutsche Bank AG	16,579	730,508
Deutsche Boerse AG	4,809	352,202
Deutsche Telekom AG	40,199	673,981
Fresenius SE & Co. KGaA	3,690	560,821
HeidelbergCement AG	2,571	223,001
Linde AG	2,450	507,981
RWE AG	3,944	150,390
Siemens AG - Class A	20,170	2,658,369
Volkswagen AG	147	39,259
Hong Kong - 1.4%
AIA Group, Ltd.	30,400	147,433

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Hong Kong (continued)
Beijing Enterprises Holdings, Ltd.	87,290	$ 755,475
Chaoda Modern Agriculture Holdings, Ltd. (E) (G) (L)	1,090,190	87,215
CNOOC, Ltd.	568,000	934,829
Dongfeng Motor Group Co., Ltd. - Class H	53,273	70,912
FU JI Food and Catering Services Holdings, Ltd. (L)	32,289	4,998
Haitian International Holdings, Ltd. - Series B	82,386	165,772
Jiangxi Copper Co., Ltd. - Class H	195,000	321,439
Kunlun Energy Co., Ltd.	182,000	283,577
Link REIT	76,630	381,028
Sino Biopharmaceutical, Ltd.	152,000	118,809
Sinopharm Group Co., Ltd. - Class H	77,395	202,648
Sun Hung Kai Properties, Ltd.	76,000	959,686
Wharf Holdings, Ltd.	78,000	547,301
Yuanda China Holdings, Ltd.	50,504	4,625
Zhongsheng Group Holdings, Ltd.	112,578	135,768
India - 0.1%
Cummins India, Ltd.	38,261	347,625
Maruti Suzuki India, Ltd.	3,769	120,416
Indonesia - 0.0% (F)
Siloam International Hospitals Tbk PT (L)	192,337	182,996
Italy - 0.7%
CNH Industrial NV	4,513	52,308
Ei Towers SpA	5,761	327,693
Enel SpA	29,795	168,403
Fiat (G)	97,071	1,131,240
Intesa Sanpaolo SpA	186,639	636,976
Telecom Italia SpA (L)	165,518	212,065
Telecom Italia SpA - RSP	29,607	29,389
UniCredit SpA - Class A	30,047	268,456
Japan - 8.5%
Aisin Seiki Co., Ltd.	11,330	400,071
Ajinomoto Co., Inc.	16,000	235,066
Asahi Kasei Corp.	42,800	290,957
Astellas Pharma, Inc.	22,600	251,344
Benesse Holdings, Inc.	5,500	209,004
Bridgestone Corp.	24,400	873,517
Chubu Electric Power Co., Inc. (L)	10,800	122,858
Daikin Industries, Ltd.	6,500	375,180
Daito Trust Construction Co., Ltd.	4,400	447,166
Denso Corp.	15,570	708,482
East Japan Railway Co.	14,265	1,039,928
FANUC Corp.	1,450	260,967
Fuji Heavy Industries, Ltd.	72,720	1,909,847
Futaba Industrial Co., Ltd.	11,700	52,415
Hitachi Chemical Co., Ltd.	15,000	220,521
Hitachi, Ltd.	111,300	791,462
Honda Motor Co., Ltd.	21,782	720,137
Hoya Corp.	22,589	665,949
IHI Corp.	47,000	187,108
INPEX Corp.	65,300	950,422
Isuzu Motors, Ltd.	14,000	81,205
Japan Airlines Co., Ltd.	11,900	615,748
JGC Corp.	20,910	676,990
JSR Corp.	24,000	393,212
KDDI Corp.	13,400	713,286
Keyence Corp.	200	77,048
Kirin Holdings Co., Ltd.	15,400	213,146

	Shares	Value
Japan (continued)
Kubota Corp.	14,584	$ 187,444
Kuraray Co., Ltd.	24,730	277,452
Kyocera Corp.	5,600	263,307
Mitsubishi Corp.	43,020	769,214
Mitsubishi Electric Corp.	37,000	420,903
Mitsubishi Heavy Industries, Ltd.	38,000	199,971
Mitsubishi UFJ Financial Group, Inc.	64,100	339,827
Mitsui & Co., Ltd.	121,632	1,723,918
MS&AD Insurance Group Holdings	16,717	374,450
Murata Manufacturing Co., Ltd.	5,450	453,123
NEC Corp.	101,000	283,533
Nintendo Co., Ltd.	2,900	304,651
Nippon Telegraph & Telephone Corp.	5,330	295,135
Nitori Holdings Co., Ltd.	6,800	311,615
Nitto Denko Corp.	10,200	439,986
NKSJ Holdings, Inc.	15,000	373,991
Okumura Corp.	40,300	184,087
Omron Corp.	2,100	74,153
Otsuka Holdings Co., Ltd.	11,800	339,682
Rinnai Corp.	2,980	247,763
ROHM Co., Ltd.	8,660	412,946
Ryohin Keikaku Co., Ltd.	3,000	336,871
Sega Sammy Holdings, Inc.	1,900	38,210
Shin-Etsu Chemical Co., Ltd.	14,176	831,688
Ship Healthcare Holdings, Inc.	5,000	170,196
SMC Corp.	500	118,722
Sony Financial Holdings, Inc.	20,600	330,051
Sumitomo Corp.	35,200	456,892
Sumitomo Electric Industries, Ltd.	23,300	321,576
Sumitomo Mitsui Financial Group, Inc.	23,680	934,136
Sumitomo Mitsui Trust Holdings, Inc.	45,000	185,308
Suntory Beverage & Food, Ltd.	10,200	355,681
Suzuki Motor Corp.	45,062	1,161,426
Toda Corp.	51,900	181,740
Tokio Marine Holdings, Inc.	57,500	1,693,476
Tokyo Gas Co., Ltd.	140,370	734,562
Toyota Industries Corp.	18,637	858,613
Toyota Motor Corp.	10,900	588,100
UBE Industries, Ltd.	95,100	160,926
UniCharm Corp.	3,900	211,337
West Japan Railway Co.	3,000	121,573
Yamada Denki Co., Ltd.	141,700	522,530
Yamaha Motor Co., Ltd.	5,000	77,126
Korea, Republic of - 0.9%
Cheil Industries, Inc.	1,778	113,394
Hana Financial Group, Inc.	3,473	122,175
Hyundai Motor Co.	2,037	453,411
Hyundai Wia Corp.	1,024	168,470
LG Household & Health Care, Ltd.	127	58,012
Orion Corp.	199	151,759
Samsung Electronics Co., Ltd.	1,765	2,294,005
Samsung Heavy Industries Co., Ltd.	6,756	184,379
Malaysia - 0.3%
Axiata Group Bhd	199,412	410,976
IHH Healthcare Bhd - Class A (L)	374,000	459,268
Telekom Malaysia Bhd	115,524	219,338
Mexico - 0.3%
America Movil SAB de CV - Series L ADR	8,738	175,459
Fibra Uno Administracion SA de CV - REIT	62,390	204,537

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV - ADR	1,741	$ 158,031
Grupo Televisa SAB - CPO (D)	32,392	212,237
TF Administradora Industrial S de RL de CV - REIT	108,800	218,635
Netherlands - 1.3%
Akzo Nobel NV	7,748	596,472
ING Groep NV - CVA (L)	41,959	595,798
Koninklijke DSM NV	7,079	507,552
Koninklijke KPN NV (L)	76,051	270,315
Royal Dutch Shell PLC - Class A ADR	18,056	1,421,729
Unilever NV - CVA	35,046	1,501,661
New Zealand - 0.0% (F)
Guinness Peat Group PLC - Class A (L)	62,792	36,819
Norway - 0.2%
Statoil ASA	25,052	760,288
Portugal - 0.1%
ZON OPTIMUS SGPS SA	28,659	206,712
Russian Federation - 0.0% (F)
Sberbank of Russia (G) (L)	18,458	37,564
Singapore - 0.5%
CapitaLand, Ltd.	390,150	995,836
Keppel Corp., Ltd.	28,000	235,176
Raffles Medical Group, Ltd.	52,200	151,141
Singapore Telecommunications, Ltd.	167,450	511,553
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	53,421	212,100
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA	41,642	510,993
Sweden - 0.5%
Boliden AB	23,285	353,812
Getinge AB - Class B	8,118	238,589
Lundin Petroleum AB (L)	38,730	827,350
Svenska Handelsbanken AB - Class A	11,651	584,682
Switzerland - 2.4%
Nestle SA	29,173	2,252,364
Novartis AG - ADR	306	26,604
Novartis AG	13,778	1,194,479
Roche Holding AG	9,027	2,646,251
Swisscom AG	306	186,013
Syngenta AG	3,831	1,517,426
UBS AG - Class A (L)	53,592	1,120,433
Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	67,920	194,777
Far EasTone Telecommunications Co., Ltd.	70,069	151,517
Taiwan Mobile Co., Ltd.	55,000	177,396
Yulon Motor Co., Ltd.	84,057	130,547
Thailand - 0.1%
Bangkok Dusit Medical Services PCL - Class F	841,000	384,635
Bumrungrad Hospital PCL	44,900	135,977
United Kingdom - 3.8%
Al Noor Hospitals Group PLC	17,900	301,619
Antofagasta PLC - Class A	87,133	1,157,797
AstraZeneca PLC	6,551	515,871
Barclays PLC	81,671	347,767
Barratt Developments PLC	32,945	205,532
BG Group PLC	54,697	1,106,357
BHP Billiton PLC	37,560	1,216,958
BT Group PLC - Class A	87,724	545,797

	Shares	Value
United Kingdom (continued)
Diageo PLC	3,341	$ 102,524
Diageo PLC - ADR	4,247	521,447
HSBC Holdings PLC	4,821	49,172
KazMunaiGas Exploration Production JSC - GDR, Reg S	20,013	297,794
Legal & General Group PLC	41,765	149,353
Lloyds TSB Group PLC (L)	514,706	654,900
National Grid PLC - Class B	36,070	511,869
NMC Health PLC - Class A	30,513	226,680
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S	11,132	55,549
Ophir Energy PLC (L)	94,271	419,564
Polyus Gold International, Ltd.	22,440	70,092
Prudential PLC	24,746	567,597
Rio Tinto PLC	54,568	2,970,815
SABMiller PLC	5,701	309,991
Shire PLC	11,791	672,489
Taylor Wimpey PLC	95,592	169,629
Tesco PLC	40,985	202,719
Unilever PLC	8,683	387,620
Unilever PLC - ADR (D)	1,789	80,040
Vodafone Group PLC	83,771	316,752
Vodafone Group PLC - ADR	9,834	373,299
United States - 32.5%
3M Co.	5,273	733,422
AbbVie, Inc. - Class G	29,899	1,557,140
Accenture PLC - Class A	732	58,721
ACE, Ltd.	6,856	701,506
Adobe Systems, Inc. (L)	1,162	71,684
AES Corp.	28,254	408,270
Aetna, Inc.	7,818	558,596
Aflac, Inc.	2,875	180,320
Agilent Technologies, Inc.	12,385	669,285
Alexion Pharmaceuticals, Inc. (L)	2,786	440,745
Allergan, Inc.	2,868	475,629
Alliance Data Systems Corp. (D) (L)	448	108,371
Allstate Corp.	4,736	269,715
Amdocs, Ltd.	1,517	70,586
American Capital Agency Corp. - REIT	5,049	114,663
American Eagle Outfitters, Inc. (D)	4,482	51,812
American Electric Power Co., Inc.	9,413	506,514
American Express Co.	11,422	998,625
American International Group, Inc.	13,760	731,069
American Tower Corp. - Class A REIT	6,389	533,609
American Water Works Co., Inc.	7,147	325,403
Ameriprise Financial, Inc.	631	70,439
AmerisourceBergen Corp. - Class A	945	61,595
Amgen, Inc.	1,205	134,659
Anadarko Petroleum Corp. - Class A	14,125	1,398,658
Apple, Inc.	5,406	3,190,027
Archer-Daniels-Midland Co.	1,620	70,843
Avery Dennison Corp.	4,197	204,226
Avnet, Inc.	1,569	67,671
Axis Capital Holdings, Ltd.	1,239	56,684
Bank of America Corp.	97,369	1,474,167
Baxter International, Inc.	7,070	514,625
BB&T Corp.	12,349	460,988
Becton Dickinson and Co.	537	60,697
Berkshire Hathaway, Inc. - Class B (L)	6,144	791,654

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United States (continued)
Biogen IDEC, Inc. (L)	3,053	$ 876,577
BorgWarner, Inc.	6,001	372,902
Bristol-Myers Squibb Co.	14,167	709,625
CA, Inc.	1,687	50,846
Calpine Corp. (L)	26,748	613,332
Cameco Corp. - Class A	29,647	631,185
Canadian Natural Resources, Ltd. (M)	15,844	645,960
Capital One Financial Corp.	8,411	621,573
Cardinal Health, Inc.	6,442	447,783
Castlight Health, Inc. - Class B (D) (L)	4,130	62,033
Celgene Corp. (L)	3,402	500,128
CenterPoint Energy, Inc.	11,752	290,980
CF Industries Holdings, Inc. - Class B	271	66,441
Charter Communications, Inc. - Class A (L)	6,033	817,653
Check Point Software Technologies, Ltd. - Class A (D) (L)	1,049	67,199
Chevron Corp.	416	52,216
Chubb Corp. - Class A	605	55,708
Church & Dwight Co., Inc.	2,778	191,710
Cimarex Energy Co.	6,872	818,593
Cisco Systems, Inc.	51,467	1,189,402
Citigroup, Inc.	26,814	1,284,659
Citrix Systems, Inc. (D) (L)	11,143	660,891
CNA Financial Corp. - Class A	1,693	69,328
Coach, Inc. - Class A	22,726	1,014,716
Cobalt International Energy, Inc. (L)	18,238	328,284
Coca-Cola Co.	49,721	2,028,120
Colfax Corp. (L)	10,280	739,954
Colgate-Palmolive Co.	7,524	506,365
Comcast Corp. - Class A	40,476	2,095,038
Computer Sciences Corp.	1,452	85,929
Constellation Brands, Inc. - Class A (L)	949	75,768
Constellium NV - Class A (L)	5,379	164,167
Cosan, Ltd. - Class A	29,277	355,130
Crown Castle International Corp. - REIT	5,499	399,942
Crown Holdings, Inc. (L)	8,283	390,709
Cubist Pharmaceuticals, Inc. (L)	3,847	269,521
Cummins, Inc.	2,099	316,634
CVS Caremark Corp.	3,734	271,536
Danaher Corp.	3,997	293,300
Delphi Automotive PLC - Class A	3,248	217,096
Delta Topco, Ltd. (E) (G) (I)	645,881	435,970
Diamondback Energy, Inc. (L)	9,572	688,610
Discover Financial Services	12,585	703,502
DISH Network Corp. - Class A (L) (M)	1,579	89,782
Dominion Resources, Inc.	10,977	796,272
Dover Corp.	704	60,826
Dresser-Rand Group, Inc. (L)	10,655	643,988
DTE Energy Co.	1,673	130,728
Eastman Chemical Co.	877	76,448
Eaton Corp. PLC	10,841	787,490
eBay, Inc. (L)	13,627	706,287
Electronic Arts, Inc. (L)	28,189	797,749
Energizer Holdings, Inc.	534	59,642
Envision Healthcare Holdings, Inc. (L)	10,813	365,371
EP Energy Corp. - Class A (L)	26,585	516,547
EQT Corp.	199	21,689
Equity Residential - REIT	12,840	763,210
Express Scripts Holding Co. (L)	11,774	783,913

	Shares	Value
United States (continued)
Fastenal Co. (D)	14,381	$ 720,200
FedEx Corp.	3,606	491,318
Fidelity National Information Services, Inc.	1,514	80,893
FMC Corp. - Class A	8,932	687,764
Ford Motor Co.	52,618	849,781
Freeport-McMoRan Copper & Gold, Inc.	72,673	2,497,771
Fresh Market, Inc. (D) (L)	7,957	295,205
General Dynamics Corp.	670	73,332
General Electric Co.	77,802	2,092,096
General Motors Co.	6,953	239,739
Gilead Sciences, Inc. (L) (M)	9,387	736,786
Goldcorp, Inc. (D)	42,017	1,038,660
Goldman Sachs Group, Inc.	4,487	717,112
Goodyear Tire & Rubber Co.	10,196	256,939
Google, Inc. - Class A (L)	2,939	1,572,012
Google, Inc. - Class C (L)	2,939	1,547,854
Harris Corp.	960	70,579
HCA Holdings, Inc. (L)	16,311	848,172
HealthSouth Corp. (D)	7,254	251,279
Helmerich & Payne, Inc. (D)	860	93,439
Hilton Worldwide Holdings, Inc. (D) (L)	19,949	435,487
Humana, Inc. - Class A	7,808	856,928
IMS Health Holdings, Inc. (L)	9,000	213,660
International Paper Co.	1,558	72,681
Intuit, Inc.	888	67,266
JB Hunt Transport Services, Inc.	4,909	373,575
Johnson Controls, Inc.	10,583	477,717
JPMorgan Chase & Co.	36,606	2,049,204
Kimberly-Clark Corp.	555	62,299
KLA-Tencor Corp. (D)	825	52,792
Knowles Corp. (L)	352	9,831
Kroger Co.	1,601	73,710
L-3 Communications Holdings, Inc.	658	75,913
Lear Corp.	1,045	86,798
Liberty Media Corp. - Class A (L)	10,711	1,389,324
Lincoln National Corp.	2,093	101,531
Lululemon Athletica, Inc. (D) (L)	4,255	195,432
Macy's, Inc.	1,213	69,663
Manchester United PLC - Class A (D) (L)	10,926	181,699
Marathon Oil Corp.	53,655	1,939,628
Marathon Petroleum Corp.	1,923	178,743
Marsh & McLennan Cos., Inc.	8,257	407,153
Mastercard, Inc. - Class A	28,247	2,077,567
Mattel, Inc.	9,017	353,602
McDonald's Corp.	9,450	958,041
McKesson Corp.	7,495	1,268,079
Medtronic, Inc.	8,654	509,028
MetLife, Inc.	13,177	689,816
Mettler-Toledo International, Inc. (L)	1,069	249,205
Microsoft Corp.	1,656	66,902
Motorola Solutions, Inc.	993	63,135
Murphy Oil Corp.	801	50,807
NextEra Energy, Inc.	6,997	698,650
Noble Energy, Inc.	1,804	129,491
Northrop Grumman Corp.	743	90,282
NRG Energy, Inc.	3,006	98,356
Ocwen Financial Corp. - Class B (L)	4,925	186,658
Omnicare, Inc.	1,116	66,145
Oracle Corp.	53,776	2,198,363

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Shares	Value
United States (continued)
PACCAR, Inc.	5,811	$ 371,788
Parker Hannifin Corp.	539	68,388
PerkinElmer, Inc. (D)	7,054	296,056
Perrigo Co. PLC	2,356	341,290
Pfizer, Inc.	57,160	1,787,965
Phillips 66	19,248	1,601,819
Pitney Bowes, Inc.	2,480	66,464
PPG Industries, Inc.	518	100,295
PPL Corp.	8,472	282,456
Precision Castparts Corp.	3,779	956,427
Procter & Gamble Co.	41,135	3,395,694
Prudential Financial, Inc.	6,057	488,679
Raytheon Co.	918	87,651
Regeneron Pharmaceuticals, Inc. - Class A (L)	387	114,896
Reinsurance Group of America, Inc. - Class A	883	67,735
RHJ International - 144A	17,100	83,699
Rockwell Automation, Inc. - Class B	8,737	1,041,276
RSP Permian, Inc. (L)	4,849	137,469
Santander Consumer USA Holdings, Inc. (L)	6,041	137,372
Schlumberger, Ltd.	10,533	1,069,626
Sealed Air Corp. - Class A	10,061	345,193
Sempra Energy	5,789	570,853
Sigma-Aldrich Corp. (D)	751	72,254
SINA Corp. (L)	14,164	677,039
Southern Copper Corp. (D)	34,360	1,035,610
St. Joe Co. (D) (L)	56,287	1,004,723
Stanley Black & Decker, Inc.	7,245	622,273
Suncor Energy, Inc.	1,462	56,433
TE Connectivity, Ltd.	1,367	80,626
Team Health Holdings, Inc. (D) (L)	4,060	196,829
Tenet Healthcare Corp. (D) (L)	6,426	289,684
Thermo Fisher Scientific, Inc.	7,673	874,722
TIBCO Software, Inc. (L)	24,487	480,680
Time Warner Cable, Inc. (M)	577	81,622
Torchmark Corp. (D)	850	67,745
Travelers Cos., Inc.	4,459	403,896
TRW Automotive Holdings Corp. (L)	3,381	271,663
Twitter, Inc. (D) (L) (M)	47,503	1,851,192
U.S. Bancorp - Class A	14,244	580,870
Unilever NV	2,366	101,312
Union Pacific Corp.	7,624	1,451,838
United Continental Holdings, Inc. (L)	40,471	1,654,050
United Parcel Service, Inc. - Class B	18,081	1,780,979
United Technologies Corp.	15,737	1,862,159
UnitedHealth Group, Inc.	17,087	1,282,209
Universal Health Services, Inc. - Class B	9,161	749,278
Valero Energy Corp.	1,769	101,134
Valmont Industries, Inc. (D)	389	57,926
Veeva Systems, Inc. - Class A (D) (L)	27,228	523,050
Verizon Communications, Inc.	34,898	1,630,825
Vertex Pharmaceuticals, Inc. (L)	3,565	241,351
Viacom, Inc. - Class B	763	64,840
Visa, Inc. - Class A	13,438	2,722,673
VMware, Inc. - Class A (D) (L)	5,696	526,937
Waters Corp. (L)	3,860	380,364
WellCare Health Plans, Inc. (L)	4,119	277,909
WellPoint, Inc.	725	72,993
Wells Fargo & Co.	54,305	2,695,700
Western Digital Corp.	1,218	107,342

	Shares	Value
United States (continued)
Williams Cos., Inc.	4,639	$ 195,627
Wyndham Worldwide Corp.	967	68,986
XL Group PLC - Class A	17,573	550,914

Total Common Stocks (cost $202,799,855)		238,868,331

WARRANTS - 0.1%
Australia - 0.1%
TFS Corp., Ltd., Class A (G) Expiration: 07/15/2018 Exercise Price: AUD 1.28	190,550	178,484
Hong Kong - 0.0% (F)
Sun Hung KAI Properties, Ltd. (L) Expiration: 04/22/2016 Exercise Price: HKD 60.00	6,333	4,264

Total Warrants (cost $0)		182,748

INVESTMENT COMPANIES - 1.3%
United States - 1.3%
ETFS Physical Palladium Shares (L)	2,773	218,901
ETFS Platinum Trust (L)	2,316	321,507
Market Vectors Gold Miners ETF	23,236	560,220
SPDR Gold Shares (D) (L)	29,052	3,608,839

Total Investment Companies (cost $4,195,576)		4,709,467

	Contracts	Value
PURCHASED OPTIONS - 0.7% (N)
Call Options - 0.6%
Canadian Natural Resources, Ltd. Strike Price $34.00 Expires 09/20/2014	114	79,230
Chicago Board Options Exchange Volatility Index Index Value $16.00 Expires 05/21/2014	111	6,882
MetLife, Inc. Strike Price $50.00 Expires 01/17/2015	35	16,450
OTC - ACE, Ltd. Strike Price $95.00 Expires 01/16/2015 Counterparty: GSC	17,290	155,586
OTC - Anadarko Petroleum Corp. Strike Price $105.00 Expires 01/16/2015 Counterparty: DUB	18,000	106,200
OTC - Bank of America Corp. Strike Price $17.00 Expires 01/17/2015 Counterparty: CITI	97,339	54,023
OTC - Citigroup, Inc. Strike Price $60.00 Expires 01/16/2015 Counterparty: BOA	27,255	10,766
OTC - Coach, Inc. Strike Price $60.00 Expires 02/20/2015 Counterparty: BOA	7,705	2,551

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
OTC - Coca-Cola Co. Strike Price $45.00 Expires 01/16/2015 Counterparty: DUB	77,566	$ 30,639
OTC - EQT Corp. Strike Price $100.00 Expires 09/19/2014 Counterparty: CITI	7,700	98,945
OTC - EURO STOXX 50 Index Index Value EUR 3,293.01 Expires 12/16/2016 Counterparty: GSC	642	186,746
OTC - Humana, Inc. Strike Price $115.00 Expires 01/16/2015 Counterparty: DUB	1,934	15,182
OTC - Humana, Inc. Strike Price $130.00 Expires 01/16/2015 Counterparty: GSC	7,754	26,751
OTC - Johnson & Johnson Strike Price $105.00 Expires 02/20/2015 Counterparty: DUB	38,600	126,181
OTC - JPMorgan Chase & Co. Strike Price $65.00 Expires 01/16/2015 Counterparty: BOA	48,670	33,339
OTC - JPMorgan Chase & Co. Strike Price $65.00 Expires 01/16/2015 Counterparty: GSC	24,945	17,087
OTC - Marathon Oil Corp. Strike Price $32.00 Expires 07/18/2014 Counterparty: GSC	15,139	65,476
OTC - Merck & Co., Inc. Strike Price $55.00 Expires 01/16/2015 Counterparty: DUB	68,283	373,849
OTC - MetLife, Inc. Strike Price $50.00 Expires 01/16/2015 Counterparty: GSC	31,123	154,059
OTC - Mylan, Inc. Strike Price $47.00 Expires 01/16/2015 Counterparty: DUB	9,050	69,164
OTC - Mylan, Inc. Strike Price $47.00 Expires 01/16/2015 Counterparty: BOA	9,050	69,164
OTC - Oracle Corp. Strike Price $42.00 Expires 01/16/2015 Counterparty: DUB	38,783	93,661
OTC - Pfizer, Inc. Strike Price $32.50 Expires 01/16/2015 Counterparty: CITI	37,121	53,939

	Contracts	Value
Call Options (continued)
OTC - Prudential Financial, Inc. Strike Price $87.50 Expires 01/16/2015 Counterparty: CITI	23,823	$ 78,020
OTC - Siemens AG Strike Price $150.00 Expires 01/16/2015 Counterparty: DUB	9,696	34,178
OTC - SPDR Gold Shares Exercise Price $130.56 Expires 12/31/2014 Counterparty: JPM	5,863	22,232
OTC - SPDR Gold Shares Exercise Price $133.44 Expires 03/20/2015 Counterparty: JPM	5,146	19,718
OTC - STOXX Europe 600 Index Index Value EUR 347.97 Expires 12/16/2016 Counterparty: CSFB	2,026	40,137
OTC - STOXX Europe 600 Index Index Value EUR 348.12 Expires 09/16/2016 Counterparty: JPM	2,421	41,634
OTC - STOXX Europe 600 Index Index Value EUR 355.61 Expires 03/17/2017 Counterparty: CSFB	2,281	37,708
OTC - Takeda Pharmaceutical Co. Ltd. Strike Price JPY 4,906.34 Expires 10/09/2014 Counterparty: GSC	4,599	5,244
OTC - Takeda Pharmaceutical Co. Ltd. Strike Price JPY 5,108.80 Expires 01/29/2015 Counterparty: MSC	4,600	5,450
OTC - TOPIX Index Index Value JPY 1,178.21 Expires 12/12/2014 Counterparty: CITI	94,926	55,568
OTC - TOPIX Index Index Value JPY 1,219.54 Expires 05/09/2014 Counterparty: JPM	95,084	394
OTC - TOPIX Index Index Value JPY 1,240.60 Expires 12/12/2014 Counterparty: UBS	94,717	34,130
OTC - TOPIX Index Index Value JPY 1,246.74 Expires 09/12/2014 Counterparty: CITI	108,001	25,117
OTC - TOPIX Index Index Value JPY 1,257.27 Expires 06/13/2014 Counterparty: BOA	77,067	3,084
OTC - TOPIX Index Index Value JPY 1,291.10 Expires 07/11/2014 Counterparty: GSC	139,618	7,140

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
Prudential Financial, Inc. Strike Price $82.50 Expires 01/17/2015	23	$ 11,788
SPDR Gold Shares Exercise Price $130.00 Expires 12/20/2014	174	66,990
Put Options - 0.1%
DISH Network Corp. Strike Price $60.00 Expires 06/21/2014	15	7,875
OTC - Apache Corp. Strike Price $85.00 Expires 06/20/2014 Counterparty: DUB	6,133	12,573
OTC - MSCI Emerging Markets Index Index Value $909.15 Expires 06/20/2014 Counterparty: JPM	1,230	9,542
OTC - MSCI Emerging Markets Index Index Value $928.12 Expires 06/20/2014 Counterparty: BOA	983	10,133
OTC - Russell 2000 Index Index Value $1,087.73 Expires 05/30/2014 Counterparty: MSC	1,699	18,342
OTC - Russell 2000 Index Index Value $1,126.10 Expires 06/20/2014 Counterparty: MSC	1,640	51,039
OTC - Russell 2000 Index Index Value $1,130.77 Expires 05/16/2014 Counterparty: BOA	1,633	29,760
OTC - S&P 500 Index Index Value $1,809.41 Expires 05/16/2014 Counterparty: BOA	1,018	2,988
OTC - S&P 500 Index Index Value $1,820.00 Expires 06/20/2014 Counterparty: BNP	872	13,703
OTC - S&P 500 Index Index Value $1,823.00 Expires 05/16/2014 Counterparty: CSFB	1,006	3,825
OTC - S&P 500 Index Index Value $1,837.68 Expires 06/20/2014 Counterparty: CSFB	1,307	25,805
OTC - S&P 500 Index Index Value $1,848.13 Expires 06/20/2014 Counterparty: MSC	1,156	26,088
OTC - TOPIX Index Index Value JPY 1,086.72 Expires 05/09/2014 Counterparty: JPM	95,084	557

	Contracts	Value
Put Options (continued)
Time Warner Cable, Inc. Strike Price $135.00 Expires 07/19/2014	5	$ 1,125

Total Purchased Options (cost $2,794,471)		2,547,757

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.1% (N)
Call Options - 0.1%
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 2.65%, European Style Expires 10/28/2014 Counterparty: DUB	$ 16,977,326	107,457
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 2.75%, European Style Expires 11/28/2014 Counterparty: GSC	18,926,736	179,637
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 2.80%, European Style Expires 06/16/2014 Counterparty: GSC	7,545,535	59,999
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 2.80%, European Style Expires 09/15/2014 Counterparty: GSC	12,285,000	124,533
Put Options - 0.0% (F)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style Expires 04/04/2018 Counterparty: DUB	JPY 78,804,000	12,214
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.35%, European Style Expires 01/25/2016 Counterparty: GSC	77,498,000	9,476
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.35%, European Style Expires 01/25/2016 Counterparty: GSC	155,720,000	19,039

Total Purchased Swaptions (cost $630,909)		512,355

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (K)	15,986,312	15,986,312

Total Securities Lending Collateral (cost $15,986,312)		15,986,312

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co.
0.01% (K), dated 04/30/2014, to be repurchased at $1,678,840 on 05/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $1,713,071.

	$ 1,678,840	$ 1,678,840

Total Repurchase Agreement (cost $1,678,840)		1,678,840

Total Investment Securities (cost $352,881,521) (O)		390,374,086
Other Assets and Liabilities - Net - (3.5)%		(13,118,746)

Net Assets - 100.0%		$ 377,255,340

	Contracts	Value
WRITTEN OPTIONS - (0.2)% (N)
Call Options - (0.1)%
Canadian Natural Resources, Ltd. Strike Price $39.00 Expires 09/20/2014	91	$ (27,528)
Chicago Board Options Exchange Volatility Index Index Value $26.00 Expires 05/21/2014	111	(555)
DISH Network Corp. Strike Price $67.50 Expires 06/21/2014	15	(975)
Gilead Sciences, Inc. Strike Price $85.00 Expires 05/17/2014	12	(360)
OTC - ACE, Ltd. Strike Price $110.00 Expires 01/16/2015 Counterparty: GSC	17,290	(20,965)
OTC - Diamondback Energy, Inc. Strike Price $80.00 Expires 01/16/2015 Counterparty: CITI	4,179	(27,163)
OTC - eBay, Inc. Strike Price $60.00 Expires 05/16/2014 Counterparty: GSC	13,627	(136)
OTC - Lululemon Athletica, Inc. Strike Price $60.00 Expires 01/16/2015 Counterparty: CITI	4,255	(6,638)
OTC - Marathon Oil Corp. Strike Price $32.00 Expires 07/18/2014 Counterparty: GSC	4,298	(18,589)
OTC - MetLife, Inc. Strike Price $60.00 Expires 01/16/2015 Counterparty: GSC	31,123	(35,636)
OTC - MSCI Emerging Markets Index Index Value $990.32 Expires 06/20/2014 Counterparty: JPM	1,230	(32,480)

	Contracts	Value
Call Options (continued)
OTC - MSCI Emerging Markets Index Index Value $1,013.35 Expires 06/20/2014 Counterparty: BOA	983	$ (14,451)
OTC - Mylan, Inc. Strike Price $55.00 Expires 01/16/2015 Counterparty: DUB	9,050	(37,331)
OTC - Mylan, Inc. Strike Price $55.00 Expires 01/16/2015 Counterparty: BOA	9,050	(37,331)
OTC - Nikkei 225 Index Index Value JPY 15,739.73 Expires 06/13/2014 Counterparty: BNP	7,335	(2,860)
OTC - Prudential Financial, Inc. Strike Price $97.50 Expires 01/16/2015 Counterparty: CITI	23,823	(27,873)
OTC - Russell 2000 Index Index Value $1,165.43 Expires 05/30/2014 Counterparty: MSC	1,699	(11,646)
OTC - Russell 2000 Index Index Value $1,205.77 Expires 05/16/2014 Counterparty: BOA	1,633	(573)
OTC - Russell 2000 Index Index Value $1,206.53 Expires 06/20/2014 Counterparty: MSC	1,640	(5,419)
OTC - S&P 500 Index Index Value $1,896.02 Expires 06/20/2014 Counterparty: BNP	872	(20,328)
OTC - S&P 500 Index Index Value $1,940.81 Expires 06/20/2014 Counterparty: CSFB	1,307	(14,752)
OTC - S&P 500 Index Index Value $1,946.89 Expires 05/16/2014 Counterparty: CSFB	1,006	(412)
OTC - S&P 500 Index Index Value $1,951.32 Expires 06/20/2014 Counterparty: MSC	1,156	(5,476)
OTC - SPDR Gold Shares Exercise Price $158.85 Expires 03/20/2015 Counterparty: JPM	5,146	(4,582)
OTC - TOPIX Index Index Value JPY 1,285.95 Expires 05/09/2014 Counterparty: JPM	95,084	(6)
OTC - TOPIX Index Index Value JPY 1,318.19 Expires 12/12/2014 Counterparty: CITI	94,926	(17,964)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
OTC - TOPIX Index Index Value JPY 1,410.88 Expires 12/12/2014 Counterparty: UBS	94,717	$ (8,274)
Time Warner Cable, Inc. Strike Price $150.00 Expires 07/19/2014	5	(675)
Twitter, Inc. Strike Price $67.50 Expires 06/21/2014	65	(325)
Put Options - (0.1)%
Biogen IDEC, Inc. Strike Price $280.00 Expires 07/19/2014	11	(17,050)
Gilead Sciences, Inc. Strike Price $65.00 Expires 08/16/2014	27	(3,105)
OTC - Anadarko Petroleum Corp. Strike Price $97.50 Expires 01/16/2015 Counterparty: DUB	9,000	(71,550)
OTC - Cabot Oil & Gas Corp. Strike Price $32.50 Expires 07/18/2014 Counterparty: CITI	11,000	(2,750)
OTC - Cimarex Energy Co. Strike Price $105.00 Expires 09/19/2014 Counterparty: GSC	3,750	(16,500)
OTC - Cimarex Energy Co. Strike Price $105.00 Expires 09/19/2014 Counterparty: CITI	3,700	(16,280)
OTC - Coach, Inc. Strike Price $42.50 Expires 02/20/2015 Counterparty: BOA	7,705	(24,382)
OTC - CONSOL Energy, Inc. Strike Price $42.00 Expires 01/16/2015 Counterparty: GSC	11,143	(34,822)
OTC - Diamondback Energy, Inc. Strike Price $70.00 Expires 01/16/2015 Counterparty: CITI	5,573	(49,878)
OTC - Dresser-Rand Group, Inc. Strike Price $55.00 Expires 09/19/2014 Counterparty: DUB	3,715	(6,315)
OTC - Humana, Inc. Strike Price $90.00 Expires 01/16/2015 Counterparty: DUB	1,934	(6,285)
OTC - Kodiak Oil & Gas Corp. Strike Price $13.00 Expires 09/19/2014 Counterparty: MSC	18,564	(25,526)

	Contracts	Value
Put Options (continued)
OTC - MSCI Emerging Markets Index Index Value $834.93 Expires 06/20/2014 Counterparty: JPM	1,230	$ (3,281)
OTC - MSCI Emerging Markets Index Index Value $852.35 Expires 06/20/2014 Counterparty: BOA	983	(3,348)
OTC - Mylan, Inc. Strike Price $42.00 Expires 01/16/2015 Counterparty: DUB	9,050	(20,880)
OTC - Mylan, Inc. Strike Price $42.00 Expires 01/16/2015 Counterparty: BOA	9,050	(20,880)
OTC - Nikkei 225 Index Index Value JPY 13,606.78 Expires 06/13/2014 Counterparty: BNP	7,335	(11,975)
OTC - Oceaneering International, Inc. Strike Price $70.00 Expires 10/17/2014 Counterparty: CITI	3,712	(13,363)
OTC - Pfizer, Inc. Strike Price $28.00 Expires 01/16/2015 Counterparty: CITI	37,121	(44,146)
OTC - Pioneer Natural Resources Co. Strike Price $190.00 Expires 06/20/2014 Counterparty: GSC	1,850	(13,783)
OTC - Rowan Cos. PLC Strike Price $32.00 Expires 07/18/2014 Counterparty: GSC	19,300	(40,048)
OTC - Russell 2000 Index Index Value $1,010.04 Expires 05/30/2014 Counterparty: MSC	1,699	(3,828)
OTC - Russell 2000 Index Index Value $1,034.17 Expires 06/20/2014 Counterparty: MSC	1,640	(13,594)
OTC - Russell 2000 Index Index Value $1,038.46 Expires 05/16/2014 Counterparty: BOA	1,633	(1,774)
OTC - S&P 500 Index Index Value $1,661.71 Expires 05/16/2014 Counterparty: BOA	1,018	(340)
OTC - S&P 500 Index Index Value $1,680.00 Expires 06/20/2014 Counterparty: BNP	872	(3,115)
OTC - S&P 500 Index Index Value $1,684.81 Expires 05/16/2014 Counterparty: CSFB	1,006	(358)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
OTC - S&P 500 Index Index Value $1,706.41 Expires 06/20/2014 Counterparty: CSFB	1,307	$ (5,925)
OTC - S&P 500 Index Index Value $1,726.17 Expires 06/20/2014 Counterparty: MSC	1,156	(6,429)
OTC - TOPIX Index Index Value JPY 1,047.55 Expires 12/12/2014 Counterparty: CITI	94,926	(27,300)

	Contracts	Value
Put Options (continued)
OTC - TOPIX Index Index Value JPY 1,094.64 Expires 12/12/2014 Counterparty: UBS	94,717	$ (40,382)
OTC - TOPIX Index Index Value JPY 1,147.09 Expires 05/09/2014 Counterparty: JPM	95,084	(6,566)

Total Written Options (premiums $(1,299,707))		$ (937,061)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (N)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year	GSC	3-Month USD LIBOR BBA	Receive	2.60%	06/16/2014	$7,545,535	$(14,525)	$(13,987)
Call - OTC 10-Year	GSC	3-Month USD LIBOR BBA	Receive	2.60	09/15/2014	7,290,000	(32,076)	(31,171)
Call - OTC 10-Year	GSC	3-Month USD LIBOR BBA	Receive	2.60	09/15/2014	4,712,644	(20,736)	(20,151)
Put - OTC 10-Year	GSC	3-Month USD LIBOR BBA	Pay	3.50	11/28/2014	9,449,444	(94,116)	(50,205)

							$(161,453)	$(115,514)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - BUY PROTECTION: (Q)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$1,019,100	$(77,601)	$(72,412)	$(5,189)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (T)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (R)	Fair Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 22	1.00%	06/20/2019	$575,000	$10,773	$8,453	$2,320

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.46%	09/28/2016	$375,000	$761	$4	$757
3-Month USD-LIBOR	1.78	09/27/2016	212,000	1,119	2	1,117

				$1,880	$6	$1,874

OVER THE COUNTER SWAP AGREEMENTS: (N)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.00%	09/28/2016	GSC	$7,823,000	$(19,165)	$0	$(19,165)
3-Month USD-LIBOR	1.01	09/27/2016	DUB	1,632,271	(3,748)	0	(3,748)

					$(22,913)	$0	$(22,913)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (U)
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Siloam International Hospitals PT	USD-1M-LIBOR-BBA	03/13/2015	CITI	84,300	$2,251	$0	$2,251

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (U)
Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
KOSPI 200 Index Futures	0.00%	06/12/2014	CITI	5,500,000	$742	$0	$742
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	60,000	1,232	0	1,232
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	60,000	(1,408)	0	(1,408)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	60,000	3,052	0	3,052
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	60,000	117	0	117

					$3,735	$0	$3,735

FUTURES CONTRACTS: (V)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	Short	(166)	06/20/2014	$(226,043)
FTSE 100 Index	Short	(4)	06/20/2014	(14,588)
MSCI Emerging Markets Mini Index	Short	(107)	06/20/2014	(315,919)
NASDAQ 100 E-Mini Index	Long	6	06/19/2014	(28,485)
Nikkei 225 Index	Long	30	06/12/2014	(5,774)
Russell 2000 Mini Index	Short	(12)	06/20/2014	12,540
S&P 500 E-Mini Index	Short	(215)	06/20/2014	(270,222)

				$(848,491)

FORWARD FOREIGN CURRENCY CONTRACTS: (N)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	MSC	(1,017,000)	05/15/2014	$(940,710)	$(3,081)
CHF	HSBC	811,830	05/02/2014	930,000	(7,556)
CHF	HSBC	(811,830)	05/02/2014	(922,167)	(277)
CHF	HSBC	814,219	05/15/2014	922,351	2,909
CHF	HSBC	811,830	06/20/2014	922,534	280
CNY	DUB	2,508,000	01/30/2015	402,181	(5,056)
CNY	DUB	(2,290,220)	01/30/2015	(373,000)	10,359
CNY	DUB	(1,180,967)	01/30/2015	(193,000)	6,002
CNY	DUB	(1,181,739)	01/30/2015	(193,000)	5,879
CNY	DUB	(1,180,871)	01/30/2015	(193,000)	6,017
CNY	JPM	2,361,741	01/30/2015	377,667	(3,701)
CNY	JPM	(1,180,388)	01/30/2015	(193,000)	6,093
CNY	JPM	(1,181,353)	01/30/2015	(193,000)	5,940
EUR	CSFB	670,000	05/02/2014	929,089	431
EUR	CSFB	(670,000)	05/02/2014	(930,235)	715
EUR	JPM	679,000	05/02/2014	941,742	263
EUR	JPM	(679,000)	05/02/2014	(943,891)	1,886
EUR	CSFB	(404,000)	05/08/2014	(556,829)	(3,649)
EUR	DUB	(269,000)	05/08/2014	(370,870)	(2,320)
EUR	UBS	(673,000)	05/08/2014	(927,243)	(6,426)
EUR	GSC	(682,000)	05/09/2014	(939,973)	(6,179)
EUR	JPM	(679,000)	05/09/2014	(935,635)	(6,355)
EUR	BNP	(861,874)	05/15/2014	(1,188,934)	(6,744)
EUR	DUB	(918,300)	05/15/2014	(1,266,694)	(7,263)
EUR	GSC	(679,000)	05/15/2014	(937,298)	(4,678)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (N)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	JPM	(271,000)	05/15/2014	$(373,892)	$(2,066)
EUR	JPM	(686,000)	05/15/2014	(947,634)	(4,054)
EUR	CSFB	(705,000)	05/16/2014	(970,432)	(7,611)
EUR	DUB	(705,000)	05/16/2014	(970,150)	(7,893)
EUR	BBH	(107,800)	05/19/2014	(148,903)	(647)
EUR	BNP	(678,200)	05/22/2014	(935,384)	(5,467)
EUR	UBS	(705,000)	05/22/2014	(973,014)	(5,015)
EUR	BCLY	(1,210,000)	05/23/2014	(1,670,599)	(8,001)
EUR	CSFB	(695,000)	05/23/2014	(959,100)	(5,055)
EUR	MSC	(645,000)	05/23/2014	(890,194)	(4,597)
EUR	CSFB	(670,000)	06/20/2014	(928,988)	(415)
EUR	JPM	(679,000)	06/20/2014	(941,637)	(251)
JPY	BOA	(83,508,003)	05/08/2014	(816,225)	(640)
JPY	MSC	(161,015,822)	05/09/2014	(1,573,404)	(1,643)
JPY	DUB	(120,000,000)	05/12/2014	(1,178,477)	4,623
JPY	BNP	(75,975,312)	05/15/2014	(747,906)	4,692
JPY	BOA	(76,092,509)	05/15/2014	(734,625)	(9,735)
JPY	CSFB	(42,809,292)	05/15/2014	(421,414)	2,640
JPY	CSFB	(70,066,183)	05/15/2014	(682,973)	(2,436)
JPY	GSC	(75,498,890)	05/15/2014	(728,824)	(9,729)
JPY	HSBC	(96,138,758)	05/15/2014	(937,000)	(3,459)
JPY	UBS	(118,457,723)	05/15/2014	(1,165,750)	6,960
JPY	CSFB	(73,689,750)	05/23/2014	(722,803)	1,911
JPY	GSC	(78,526,495)	05/23/2014	(770,487)	2,278
JPY	MSC	(170,000,000)	07/07/2014	(1,636,913)	(26,595)
MXN	GSC	(1,946,760)	05/08/2014	(145,099)	(3,605)
MXN	MSC	(3,147,880)	05/15/2014	(240,711)	401
MXN	GSC	(7,628,000)	05/29/2014	(567,201)	(14,443)
MXN	GSC	(1,769,000)	05/29/2014	(131,627)	(3,261)
MXN	UBS	(1,973,850)	05/29/2014	(150,510)	2
MXN	DUB	(7,646,000)	06/26/2014	(575,762)	(5,895)
MXN	UBS	(3,824,000)	06/26/2014	(284,418)	(6,487)
MXN	BCLY	(5,859,000)	07/10/2014	(434,434)	(10,781)
MXN	CSFB	(3,778,140)	07/24/2014	(284,184)	(2,600)
MXN	DUB	(5,736,180)	08/07/2014	(425,079)	(9,886)
MXN	CSFB	(5,504,250)	08/21/2014	(414,952)	(1,956)
MXN	UBS	(5,560,530)	09/04/2014	(416,597)	(4,100)

					$(161,327)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	5.7%	$22,369,227
Oil, Gas & Consumable Fuels	5.6	21,688,860
Commercial Banks	4.8	18,785,845
U.S. Government Obligations	4.5	17,485,932
Metals & Mining	3.8	14,964,001
Pharmaceuticals	3.7	14,404,535
Health Care Providers & Services	3.1	12,277,659
Automobiles	2.6	10,009,698
Diversified Financial Services	2.6	9,972,260
Insurance	2.5	9,757,732
Capital Markets	2.2	8,772,211
Chemicals	2.0	7,765,943
Aerospace & Defense	2.0	7,625,535
Media	1.9	7,572,278

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
IT Services	1.8%		$6,933,411
Industrial Conglomerates	1.7		6,767,838
Internet Software & Services	1.7		6,529,170
Software	1.6		6,346,028
Real Estate Management & Development	1.5		5,963,844
Diversified Telecommunication Services	1.5		5,722,601
Food Products	1.5		5,693,711
Biotechnology	1.3		5,099,301
Auto Components	1.3		4,939,460
Beverages	1.2		4,579,305
Household Products	1.2		4,485,059
Machinery	1.1		4,191,661
Electrical Equipment	1.0		3,954,284
Road & Rail	1.0		3,814,497
Trading Companies & Distributors	1.0		3,730,066
Real Estate Investment Trusts	0.9		3,641,804
Computers & Peripherals	0.9		3,580,902
Consumer Finance	0.8		3,212,039
Energy Equipment & Services	0.8		3,207,571
Semiconductors & Semiconductor Equipment	0.7		2,907,269
Health Care Equipment & Supplies	0.7		2,738,508
Electronic Equipment & Instruments	0.7		2,703,691
Multi-Utilities	0.7		2,699,057
Purchased Options	0.7		2,547,757
Life Sciences Tools & Services	0.6		2,469,632
Hotels, Restaurants & Leisure	0.6		2,412,648
Electric Utilities	0.6		2,382,469
Wireless Telecommunication Services	0.6		2,318,685
Airlines	0.6		2,302,867
Air Freight & Logistics	0.6		2,272,297
Textiles, Apparel & Luxury Goods	0.5		1,767,124
Communications Equipment	0.4		1,650,809
Food & Staples Retailing	0.4		1,505,302
Specialty Retail	0.4		1,372,361
Building Products	0.3		1,293,095
Independent Power Producers & Energy Traders	0.3		1,119,958
Construction & Engineering	0.3		1,042,817
Paper & Forest Products	0.2		957,545
Household Durables	0.2		942,027
Containers & Packaging	0.2		940,128
Health Care Technology	0.2		798,743
Gas Utilities	0.2		756,251
	0.1		521,921
Personal Products	0.1		515,518
Purchased Swaptions	0.1		512,355
Multiline Retail	0.1		406,534
Leisure Equipment & Products	0.1		391,812
Construction Materials	0.1		358,111
Commercial Services & Supplies	0.1		351,264
Water Utilities	0.1		325,403
Short-Term U.S. Government Obligations	0.1		245,161
Diversified Consumer Services	0.1		209,004
Tobacco	0.0	(F)	189,077
Thrifts & Mortgage Finance	0.0	(F)	186,658
Transportation Infrastructure	0.0	(F)	155,832
U.S. Government Agency Obligation	0.0	(F)	113,268

Investment Securities, at Value	82.5		322,227,226
Short-Term Investments	17.5		68,146,860

Total Investments	100.0%		$390,374,086

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$17,485,932	$—	$17,485,932
Foreign Government Obligations	—	22,369,227	—	22,369,227
Preferred Corporate Debt Securities	—	290,485	—	290,485
Corporate Debt Securities
Argentina	—	564,411	—	564,411
Australia	—	821,011	—	821,011
Canada	—	118,355	—	118,355
Cayman Islands	—	463,618	—	463,618
Chile	—	698,051	—	698,051
France	—	595,091	—	595,091
Germany	—	202,000	—	202,000
Guernsey, Channel Islands	—	218,250	—	218,250
India	—	279,979	—	279,979
Ireland	—	299,723	—	299,723
Japan	—	258,037	—	258,037
Jersey, Channel Islands	—	488,565	—	488,565
Korea, Republic of	—	205,163	—	205,163
Luxembourg	—	407,945	—	407,945
Mexico	—	276,071	—	276,071
Netherlands	—	689,086	—	689,086
Singapore	—	68,400	—	68,400
Switzerland	—	114,374	—	114,374
United Kingdom	—	1,146,602	—	1,146,602
United States	—	7,314,937	588,420	7,903,357
Convertible Bonds
Bermuda	—	—	11,167	11,167
Cayman Islands	—	205,589	—	205,589
India	—	672,232	—	672,232
Jersey, Channel Islands	—	705,012	—	705,012
Luxembourg	—	521,921	—	521,921
Netherlands	—	1,674,685	—	1,674,685
Singapore	—	1,521,758	—	1,521,758
United Kingdom	—	170,000	—	170,000
United States	—	4,250,208	—	4,250,208
Loan Assignments	—	3,342,640	—	3,342,640
Short-Term U.S. Government Obligations	—	43,515,290	—	43,515,290
Short-Term Foreign Government Obligations	—	6,966,418	—	6,966,418
Convertible Preferred Stocks	2,029,177	1,218,243	—	3,247,420
Preferred Stocks	2,972,677	147,526	—	3,120,203
Common Stocks
Australia	—	950,355	—	950,355
Austria	—	134,615	—	134,615
Belgium	—	822,874	—	822,874
Brazil	2,268,598	—	—	2,268,598
Canada	5,415,237	—	—	5,415,237
Chile	238,186	—	—	238,186
China	302,069	—	—	302,069
Denmark	—	216,174	—	216,174
France	1,255,460	16,099,183	—	17,354,643
Germany	—	6,982,316	—	6,982,316
Hong Kong	—	5,121,515	—	5,121,515
India	—	468,041	—	468,041
Indonesia	—	182,996	—	182,996

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS (continued)
Investment Securities (continued)
Italy	$52,308	$2,774,222	$—	$2,826,530
Japan	—	32,150,927	—	32,150,927
Korea, Republic of	—	3,545,605	—	3,545,605
Malaysia	—	1,089,582	—	1,089,582
Mexico	968,899	—	—	968,899
Netherlands	1,421,729	3,471,798	—	4,893,527
New Zealand	—	36,819	—	36,819
Norway	—	760,288	—	760,288
Portugal	—	206,712	—	206,712
Russian Federation	—	37,564	—	37,564
Singapore	—	1,893,706	—	1,893,706
South Africa	—	212,100	—	212,100
Spain	—	510,993	—	510,993
Sweden	—	2,004,433	—	2,004,433
Switzerland	26,604	8,916,966	—	8,943,570
Taiwan	—	654,237	—	654,237
Thailand	—	520,612	—	520,612
United Kingdom	1,030,335	13,477,258	—	14,507,593
United States	122,211,045	—	435,970	122,647,015
Warrants	—	182,748	—	182,748
Investment Companies	4,709,467	—	—	4,709,467
Purchased Options	2,547,757	—	—	2,547,757
Purchased Swaptions	—	512,355	—	512,355
Securities Lending Collateral	15,986,312	—	—	15,986,312
Repurchase Agreement	—	1,678,840	—	1,678,840
Total Investment Securities	$163,435,860	$225,902,669	$1,035,557	$390,374,086

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$10,773	$—	$10,773
Interest Rate Swap Agreements	—	1,880	—	1,880
Total Return Swap Agreements	—	7,394	—	7,394
Futures Contracts (X)	12,540	—	—	12,540
Forward Foreign Currency Contracts (X)	—	70,281	—	70,281
Total Derivative Financial Instruments	$12,540	$90,328	$—	$102,868

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(937,061)	$—	$—	$(937,061)
Written Swaptions on Interest Rate Swap Agreements	—	(115,514)	—	(115,514)
Credit Default Swap Agreements	—	(77,601)	—	(77,601)
Interest Rate Swap Agreements	—	(22,913)	—	(22,913)
Total Return Swap Agreements	—	(1,408)	—	(1,408)
Futures Contracts (X)	(861,031)	—	—	(861,031)
Forward Foreign Currency Contracts (X)	—	(231,608)	—	(231,608)
Total Derivative Financial Instruments	$(1,798,092)	$(449,044)	$—	$(2,247,136)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (Y)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Z)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2014 (AA)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 (Z)
Common Stocks	$472,785	$—	$—	$—	$—	$(36,815)	$—	$—	$435,970	$(36,815)
Convertible Bonds	11,270	—	—	—	—	(103)	—	—	11,167	(103)
Corporate Debt Securities	541,159	53,402	—	(5)	—	(6,136)	—	—	588,420	(6,136)
Total	$1,025,214	$53,402	$—	$(5)	$—	$(43,054)	$—	$—	$1,035,557	$(43,054)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,415,646.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2014.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $15,635,275. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $4,036,641, or 1.07% of the fund's net assets.
(F)	Percentage rounds to less than 0.1%.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,991,981, or 0.79% of the fund’s net assets.
(H)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Restricted security. At April 30, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco, Ltd.	05/02/2012	$597,397	$588,420	0.16%

Common Stocks	Delta Topco, Ltd.	05/02/2012	398,617	435,970	0.11

			$996,014	$1,024,390	0.27%

(J)	In default.
(K)	Rate shown reflects the yield at April 30, 2014.
(L)	Non-income producing security.
(M)	All or a portion of this security has been segregated by the custodian as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $8,745.
(N)	Cash in the amount of $1,000,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(O)	Aggregate cost for federal income tax purposes is $352,881,521. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,789,917 and $11,297,352, respectively. Net unrealized appreciation for tax purposes is $37,492,565.
(P)	Cash in the amount of $90,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(Q)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(U)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(V)	Cash in the amount of $445,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(W)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended April 30, 2014, securities with fair market value of $37,564 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(X)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Y)	Purchases include all purchases of securities and securities received in corporate actions.
(Z)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(AA)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities aggregated $8,601,091, or 2.28% of the fund's net assets.
ADR	American Depositary Receipt
BBA	British Bankers' Association
BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CPO	Ordinary Participation Certificates
CSFB	Credit Suisse First Boston
CVA	Dutch Certificate-Depositary Receipt
DUB	Deutsche Bank AG
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Risparmio Shares
SGX	Singapore Exchange
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 6.6%
Poland Government Bond
2.75%, 08/25/2023	PLN 29,070,500	$ 10,043,348

Total Foreign Government Obligation (cost $9,705,005)		10,043,348

	Shares	Value
INVESTMENT COMPANY - 2.2%
Capital Markets - 2.2%
Market Vectors Gold Miners ETF	136,754	3,297,139

Total Investment Company (cost $3,438,629)		3,297,139

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 2.1% (A)
Call Options - 1.0%
OTC - EUR vs. CHF Exercise Price EUR 1.25 Expires 10/30/2014 Counterparty: CITI	EUR 467,000	166,435
OTC - USD vs. CAD Exercise Price $1.10 Expires 05/09/2014 Counterparty: CITI	$ 454,000	75,188
OTC - USD vs. CNY Exercise Price $6.15 Expires 01/06/2015 Counterparty: CITI	518,000	866,656
OTC - EUR vs. USD Exercise Price EUR 1.38 Expires 05/02/2014 Counterparty: CITI	EUR 470,000	204,884
OTC - USD vs. JPY Exercise Price $103.00 Expires 06/16/2014 Counterparty: CITI	$ 454,000	286,963
OTC - USD vs. JPY Exercise Price $108.50 Expires 06/09/2014 Counterparty: CITI	216,500	1,241
Put Options - 1.1%
OTC - EUR vs. GBP Exercise Price EUR 0.81 Expires 07/10/2014 Counterparty: CITI	EUR 780,000	226,840
OTC - EUR vs. NOK Exercise Price EUR 8.19 Expires 05/14/2014 Counterparty: CITI	272,400	61,185
OTC - EUR vs. NOK Exercise Price EUR 8.30 Expires 06/13/2014 Counterparty: CITI	182,400	273,442
OTC - EUR vs. USD Exercise Price EUR 1.37 Expires 10/03/2014 Counterparty: CITI	454,000	685,158

	Notional Amount	Value
Put Options (continued)
OTC - EUR vs. USD Exercise Price EUR 1.38 Expires 05/02/2014 Counterparty: CITI	EUR 470,000	$ 54,445
OTC - USD vs. MYR Exercise Price $3.20 Expires 10/08/2014 Counterparty: CITI	$ 227,000	154,802
OTC - USD vs. RUB Exercise Price $35.25 Expires 07/09/2014 Counterparty: CITI	340,500	239,140

Total Purchased Foreign Exchange Options (cost $5,036,250)		3,296,379

	Principal	Value
REPURCHASE AGREEMENT - 68.2%
State Street Bank & Trust Co. 0.01% (B), dated 04/30/2014, to be repurchased at $104,115,823 on 05/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 04/01/2028 - 06/25/2037, and with a total value of $106,203,449.	$ 104,115,794	104,115,794

Total Repurchase Agreement (cost $104,115,794)		104,115,794

Total Investment Securities (cost $122,295,678) (C)		120,752,660
Other Assets and Liabilities - Net - 20.9%		31,934,362

Net Assets - 100.0%		$ 152,687,022

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (1.6)% (A)
Call Options - (0.8)%
OTC - USD vs. MXN Exercise Price $13.60 Expires 05/12/2014 Counterparty: CITI	$ 248,000	$ (2,696)
OTC - USD vs. TRY Exercise Price $2.50 Expires 06/27/2014 Counterparty: CITI	238,000	(3,093)
OTC - USD vs. RUB Exercise Price $40.00 Expires 10/08/2014 Counterparty: CITI	181,600	(256,711)
OTC - USD vs. MYR Exercise Price $3.38 Expires 10/08/2014 Counterparty: CITI	227,000	(236,378)
OTC - USD vs. JPY Exercise Price $105.00 Expires 06/16/2014 Counterparty: CITI	908,000	(161,902)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

	Notional Amount	Value
Call Options (continued)
OTC - NZD vs. USD Exercise Price NZD 0.89 Expires 07/22/2014 Counterparty: CITI	NZD 235,000	$ (80,383)
OTC - NZD vs. USD Exercise Price NZD 0.88 Expires 07/22/2014 Counterparty: CITI	117,500	(68,034)
OTC - USD vs. ZAR Exercise Price $11.25 Expires 07/22/2014 Counterparty: CITI	$ 141,000	(119,140)
OTC - USD vs. CLP Exercise Price $600.00 Expires 07/23/2014 Counterparty: CITI	141,000	(79,212)
OTC - USD vs. TRY Exercise Price $2.50 Expires 10/24/2014 Counterparty: CITI	235,000	(217,536)
Put Options - (0.8)%
OTC - USD vs. JPY Exercise Price $97.50 Expires 06/09/2014 Counterparty: CITI	216,500	(7,283)

	Notional Amount	Value
Put Options (continued)
OTC - USD vs. JPY Exercise Price $90.00 Expires 01/19/2015 Counterparty: CITI	$ 1,560,000	$ (464,431)
OTC - USD vs. JPY Exercise Price $99.00 Expires 06/27/2014 Counterparty: CITI	476,000	(101,711)
OTC - USD vs. JPY Exercise Price $101.00 Expires 07/03/2014 Counterparty: CITI	454,000	(312,406)
OTC - USD vs. ZAR Exercise Price $10.20 Expires 06/12/2014 Counterparty: CITI	227,000	(55,129)
OTC - EUR vs. NOK Exercise Price EUR 8.19 Expires 05/07/2014 Counterparty: CITI	EUR 181,600	(16,505)
OTC - EUR vs. CHF Exercise Price EUR 1.20 Expires 10/30/2014 Counterparty: CITI	467,000	(224,858)

Total Written Foreign Exchange Options (premiums $(4,648,488))		$ (2,407,408)

OVER THE COUNTER SWAP AGREEMENTS: (A)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BBR-FRA	3.95%	10/05/2015	CITI	NZD	131,670,000	$26,501	$0	$26,501
3-Month ZAR-JIBAR-SAFEX	6.27	11/12/2014	CITI	ZAR	1,805,760,000	(17,952)	0	(17,952)
3-Month ZAR-JIBAR-SAFEX	6.50	09/23/2015	CITI		389,880,000	(66,948)	0	(66,948)
6-Month PLN-WIBOR	4.12	04/04/2019	CITI	PLN	96,696,000	979,480	0	979,480
BRL-CDI	9.43	07/01/2014	CITI	BRL	44,352,616	(75,391)	0	(75,391)
BRL-CDI	9.59	07/01/2014	CITI		136,426,878	(15,556)	0	(15,556)
BRL-CDI	9.97	07/01/2014	CITI		230,621,890	(56,843)	0	(56,843)
MXN TIIE Banxico	6.54	01/10/2024	CITI	MXN	55,448,800	14,121	0	14,121
MXN TIIE Banxico	6.63	12/15/2023	CITI		59,598,000	49,458	0	49,458
MXN TIIE Banxico	6.63	12/18/2023	CITI		59,598,000	48,021	0	48,021

						$884,891	$0	$884,891

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month SEK-STIBOR-SIDE	0.88%	03/18/2015	CITI	SEK	3,714,029,346	$(167,292)	$0	$(167,292)
3-Month ZAR-JIBAR-SAFEX	7.16	11/03/2014	CITI	ZAR	1,805,760,000	(23,398)	0	(23,398)
3-Month ZAR-JIBAR-SAFEX	9.26	04/08/2024	CITI		284,000,000	(11,633)	0	(11,633)
6-Month HUF-BUBOR-Reuters	3.04	08/21/2014	CITI	HUF	46,368,000,000	(138,132)	0	(138,132)
6-Month HUF-BUBOR-Reuters	4.37	02/07/2019	CITI		5,206,802,400	(970,403)	0	(970,403)
6-Month NOK-NIBOR	2.03	01/14/2017	CITI	NOK	172,725,000	(142,723)	0	(142,723)
6-Month PLN-WIBOR	3.43	04/04/2016	CITI	PLN	231,075,000	(833,026)	0	(833,026)

						$(2,286,607)	$0	$(2,286,607)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE:
Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI International Czech Republic Net Index	USD-3M-LIBOR	03/02/2015	CITI	5,659	$282,219	$0	$282,219
Russian Depositary Index	USD-3M-LIBOR	05/15/2015	CITI	3,893	7,252	0	7,252

					$289,471	$0	$289,471

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE:
Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Istanbul Stock Exchange National 30 Index Futures	06/10/2015	CITI	19,900,000	$131,186	$0	$131,186

FUTURES CONTRACTS: (D)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(99)	06/19/2014	$(69,427)
3-Month Sterling	Short	(686)	12/16/2015	106,396
90-Day Australian Bank Bill	Long	370	03/12/2015	65,010
90-Day Eurodollar	Short	(719)	06/19/2017	47,197
BIST 30 Index	Short	(588)	06/30/2014	(47,019)
EURO STOXX 50 Index	Long	152	06/20/2014	180,754
Euro-BTP Italian Government Bond	Long	61	06/06/2014	280,362
FTSE JSE Top 40 Index	Short	(116)	06/19/2014	(202,826)
FTSE MIB Index	Long	46	06/20/2014	184,724
German Euro BOBL	Long	100	06/06/2014	74,612
Mexican Bolsa Index	Long	235	06/20/2014	293,760
MSCI Emerging Markets Mini Index	Short	(264)	06/20/2014	(927,960)
Nikkei 225 Index	Long	48	06/12/2014	(398,666)
RTS Index	Long	5,400	06/16/2014	71,038
S&P 500 E-Mini Index	Short	(219)	06/20/2014	(312,693)
SGX CNX Nifty Index	Short	(522)	05/29/2014	150,247
WIG20 Index	Long	885	06/20/2014	212,395

				$(292,096)

FORWARD FOREIGN CURRENCY CONTRACTS: (A)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CITI	4,540,000	06/18/2014	$4,231,530	$(27,992)
AUD	CITI	(2,380,000)	06/18/2014	(2,162,744)	(40,872)
AUD	CITI	(3,570,000)	06/18/2014	(3,250,799)	(54,626)
AUD	CITI	4,760,000	06/18/2014	4,316,386	90,847
AUD	CITI	(26,436,800)	06/18/2014	(23,521,334)	(956,216)
AUD	CITI	(4,760,000)	06/18/2014	(4,307,339)	(99,894)
AUD	CITI	(4,760,000)	06/18/2014	(4,307,951)	(99,282)
AUD	CITI	(11,350,000)	06/18/2014	(10,614,513)	105,670
AUD	CITI	(11,350,000)	06/18/2014	(10,615,642)	106,799
AUD	CITI	(4,540,000)	06/18/2014	(4,233,161)	29,623
AUD	CITI	9,920,000	06/19/2014	8,953,359	230,835
AUD	CITI	9,920,000	06/19/2014	8,962,683	221,510
AUD	CITI	4,960,000	06/19/2014	4,493,313	98,784
AUD	CITI	4,960,000	06/19/2014	4,493,264	98,833
BRL	CITI	(22,058,068)	06/18/2014	(9,520,000)	(227,010)
CAD	CITI	(10,007,276)	05/12/2014	(9,140,000)	12,421
CAD	CITI	25,484,372	05/12/2014	23,108,600	135,548
CAD	CITI	9,940,548	06/18/2014	9,080,000	(21,216)
CAD	CITI	(8,260,106)	06/18/2014	(7,440,000)	(87,404)
CAD	CITI	(5,291,204)	06/18/2014	(4,760,000)	(61,854)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (A)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CHF	CITI	7,980,447	06/18/2014	$9,080,000	$(8,712)
CNH	CITI	(300,564,374)	02/09/2015	(49,200,000)	1,553,008
CNY	CITI	79,930,832	05/27/2014	13,050,000	(296,664)
CNY	CITI	239,694,622	05/27/2014	39,150,000	(905,608)
CZK	CITI	(93,365,735)	06/18/2014	(4,700,000)	(19,190)
CZK	CITI	513,959,902	06/18/2014	26,089,600	(111,394)
EGP	CITI	(12,906,000)	07/08/2014	(1,434,000)	(365,716)
EUR	CITI	23,500,000	05/02/2014	32,512,579	89,973
EUR	CITI	(23,500,000)	05/02/2014	(32,453,171)	(149,381)
EUR	CITI	2,380,000	06/18/2014	3,274,521	26,961
EUR	CITI	4,540,000	06/18/2014	6,303,114	(5,329)
EUR	CITI	(24,800,000)	06/18/2014	(34,560,610)	158,613
EUR	CITI	(9,275,200)	06/18/2014	(12,924,741)	58,394
EUR	CITI	(2,856,000)	06/18/2014	(3,934,688)	(27,090)
EUR	CITI	(2,380,000)	06/18/2014	(3,276,903)	(24,579)
EUR	CITI	(2,270,000)	06/18/2014	(3,109,995)	(38,897)
EUR	CITI	(11,350,000)	06/18/2014	(15,705,744)	(38,719)
EUR	CITI	(6,810,000)	06/18/2014	(9,416,616)	(30,062)
EUR	CITI	(9,400,000)	06/18/2014	(12,965,693)	(73,774)
EUR	CITI	(9,400,000)	06/18/2014	(12,982,528)	(56,939)
EUR	CITI	(9,400,000)	06/18/2014	(12,964,471)	(74,996)
EUR	CITI	49,600,000	06/18/2014	68,985,386	(181,391)
EUR	CITI	4,760,000	06/18/2014	6,608,100	(5,136)
EUR	CITI	4,760,000	06/18/2014	6,592,582	10,382
EUR	CITI	5,257,600	06/18/2014	7,252,528	40,695
EUR	CITI	4,760,000	06/18/2014	6,583,951	19,013
EUR	CITI	4,760,000	06/18/2014	6,551,364	51,600
EUR	CITI	4,760,000	06/18/2014	6,579,259	23,705
EUR	CITI	4,760,000	06/18/2014	6,541,163	61,801
EUR	CITI	4,580,000	06/18/2014	6,306,752	46,520
EUR	CITI	9,160,000	06/18/2014	12,651,335	55,209
EUR	CITI	9,400,000	06/18/2014	12,995,466	44,001
EUR	CITI	9,400,000	06/18/2014	13,015,921	23,546
EUR	CITI	(4,760,000)	06/18/2014	(6,625,757)	22,793
EUR	CITI	(4,760,000)	06/18/2014	(6,542,468)	(60,496)
EUR	CITI	(4,700,000)	06/18/2014	(6,499,830)	(19,904)
EUR	CITI	23,500,000	06/18/2014	32,451,009	147,658
EUR	CITI	4,540,000	06/18/2014	6,269,858	27,927
EUR	CITI	4,760,000	06/19/2014	6,584,798	18,147
EUR	CITI	21,984,000	10/07/2014	30,232,705	259,406
GBP	CITI	(22,617,600)	06/18/2014	(37,683,229)	(489,742)
HUF	CITI	(2,535,123,456)	06/18/2014	(11,160,000)	(275,454)
HUF	CITI	(3,379,855,104)	06/18/2014	(14,880,000)	(365,876)
HUF	CITI	(1,128,460,894)	06/19/2014	(4,960,000)	(129,996)
HUF	CITI	(2,250,848,000)	06/19/2014	(9,920,000)	(232,595)
IDR	CITI	51,483,071,544	05/12/2014	4,540,000	(96,403)
ILS	CITI	(17,153,500)	06/18/2014	(4,960,000)	5,334
INR	CITI	(275,671,624)	05/19/2014	(4,540,000)	(11,296)
JPY	CITI	481,773,406	05/01/2014	4,700,000	12,441
JPY	CITI	(481,773,406)	05/01/2014	(4,697,891)	(14,550)
JPY	CITI	5,054,653,593	06/18/2014	49,203,200	252,695
JPY	CITI	921,775,086	06/18/2014	9,080,000	(61,140)
JPY	CITI	460,444,575	06/18/2014	4,540,000	(34,904)
JPY	CITI	(254,585,690)	06/18/2014	(2,480,000)	(10,925)
JPY	CITI	(254,001,650)	06/18/2014	(2,480,000)	(5,211)
JPY	CITI	921,808,410	06/18/2014	9,080,000	(60,814)
JPY	CITI	921,790,250	06/18/2014	9,080,000	(60,992)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (A)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	CITI	923,106,850	06/18/2014	$9,080,000	$(48,110)
JPY	CITI	479,476,939	06/18/2014	4,700,000	(8,687)
JPY	CITI	(365,708,015)	06/18/2014	(3,570,000)	(8,171)
JPY	CITI	(487,121,359)	06/18/2014	(4,760,000)	(6,108)
JPY	CITI	(486,463,051)	06/18/2014	(4,760,000)	333
JPY	CITI	(978,658,094)	06/18/2014	(9,520,000)	(55,416)
JPY	CITI	(471,682,587)	06/18/2014	(4,570,000)	(45,051)
JPY	CITI	467,654,640	06/18/2014	4,580,000	(4,359)
JPY	CITI	462,981,981	06/18/2014	4,540,000	(10,078)
JPY	CITI	923,084,876	06/18/2014	9,080,000	(48,325)
JPY	CITI	(377,210,232)	06/18/2014	(3,720,000)	29,288
JPY	CITI	481,773,405	06/18/2014	4,699,324	14,458
JPY	CITI	(475,902,075)	06/18/2014	(4,580,000)	(76,336)
JPY	CITI	(2,532,328,496)	06/18/2014	(24,800,000)	23,115
JPY	CITI	(487,468,077)	06/19/2014	(4,760,000)	(9,527)
MXN	CITI	60,376,615	06/18/2014	4,580,000	16,232
MXN	CITI	(30,911,169)	06/18/2014	(2,350,000)	(3,145)
MXN	CITI	31,560,102	06/18/2014	2,380,000	22,545
MXN	CITI	738,146,193	06/18/2014	55,304,000	888,145
NOK	CITI	101,424,291	06/18/2014	17,012,800	15,287
NOK	CITI	56,239,636	06/18/2014	9,373,523	68,529
NZD	CITI	2,270,000	06/18/2014	1,927,389	21,926
NZD	CITI	4,540,000	06/18/2014	3,869,873	28,756
NZD	CITI	(7,192,000)	06/18/2014	(6,113,480)	(62,498)
NZD	CITI	(2,285,000)	06/18/2014	(1,941,418)	(20,777)
NZD	CITI	(9,920,000)	06/18/2014	(8,425,223)	(93,368)
NZD	CITI	(4,570,000)	06/18/2014	(3,934,697)	10,306
NZD	CITI	(1,880,000)	06/18/2014	(1,605,443)	(8,967)
NZD	CITI	(470,000)	06/18/2014	(401,740)	(1,863)
PLN	CITI	83,181,161	06/18/2014	27,081,600	304,858
PLN	CITI	6,959,203	06/18/2014	2,285,000	6,239
PLN	CITI	13,940,283	06/18/2014	4,580,000	9,681
RON	CITI	(20,269,245)	06/18/2014	(6,200,000)	(118,780)
RUB	CITI	(330,628,742)	05/16/2014	(9,080,000)	(160,523)
RUB	CITI	(197,389,215)	06/18/2014	(5,484,000)	15,929
RUB	CITI	(328,517,642)	06/18/2014	(9,080,000)	(20,587)
RUB	CITI	(85,423,339)	06/18/2014	(2,350,000)	(16,395)
RUB	CITI	(171,879,000)	06/18/2014	(4,700,000)	(61,388)
RUB	CITI	(163,725,371)	06/18/2014	(4,540,000)	4,484
RUB	CITI	(186,175,371)	06/19/2014	(4,960,000)	(195,979)
RUB	CITI	(185,406,571)	06/19/2014	(4,960,000)	(174,687)
SEK	CITI	(61,814,931)	06/18/2014	(9,520,000)	21,569
SGD	CITI	18,837,291	06/18/2014	14,880,000	145,382
THB	CITI	(271,443,677)	06/18/2014	(8,332,800)	(37,341)
TRY	CITI	14,848,132	06/18/2014	6,448,000	494,941
TRY	CITI	4,026,579	06/18/2014	1,761,200	121,616
TRY	CITI	(9,598,202)	06/18/2014	(4,418,000)	(70,090)
TRY	CITI	(29,312,282)	06/18/2014	(13,710,000)	3,667
TRY	CITI	(7,514,400)	06/30/2014	(3,332,000)	(171,004)
ZAR	CITI	24,503,934	06/18/2014	2,290,000	20,543
ZAR	CITI	(27,111,883)	06/18/2014	(2,480,000)	(76,454)
ZAR	CITI	(27,060,832)	06/18/2014	(2,480,000)	(71,640)
ZAR	CITI	(47,628,727)	06/18/2014	(4,540,000)	48,957
ZAR	CITI	14,226,639	06/18/2014	1,344,800	(3,331)
ZAR	CITI	(132,502,703)	06/18/2014	(12,102,400)	(391,643)
ZAR	CITI	98,281,222	06/18/2014	9,160,000	107,206

					$(1,516,185)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (A)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	CITI	94,056,073	06/18/2014	$7,086,004	$74,112
EUR	CITI	(5,059,200)	06/18/2014	(7,086,004)	67,996
CHF	CITI	36,149,055	06/18/2014	41,332,101	(241,862)
EUR	CITI	(29,760,000)	06/18/2014	(41,332,101)	49,704
NOK	CITI	99,110,752	06/18/2014	16,645,100	(5,433)
EUR	CITI	(11,904,000)	06/18/2014	(16,645,100)	132,141
AUD	CITI	7,656,474	06/18/2014	6,935,614	153,433
EUR	CITI	(4,960,000)	06/18/2014	(6,935,614)	55,215
GBP	CITI	2,074,800	06/18/2014	3,460,042	41,713
EUR	CITI	(2,480,000)	06/18/2014	(3,460,042)	19,842
GBP	CITI	20,748,002	06/18/2014	34,600,418	417,130
EUR	CITI	(24,800,000)	06/18/2014	(34,600,418)	198,421
GBP	CITI	20,748,002	06/18/2014	34,600,418	417,130
EUR	CITI	(24,800,000)	06/18/2014	(34,600,418)	198,421
SEK	CITI	87,925,027	06/18/2014	13,836,220	(325,734)
EUR	CITI	(9,920,000)	06/18/2014	(13,836,220)	75,421
PLN	CITI	21,121,743	06/18/2014	6,947,485	6,611
EUR	CITI	(4,960,000)	06/18/2014	(6,947,485)	67,085
TRY	CITI	19,836,410	06/18/2014	8,900,040	375,404
EUR	CITI	(6,200,000)	06/18/2014	(8,900,040)	299,541
HUF	CITI	1,560,713,600	06/18/2014	6,947,228	92,850
EUR	CITI	(4,960,000)	06/18/2014	(6,947,228)	66,829
EUR	CITI	9,473,600	06/18/2014	13,194,355	(52,792)
CZK	CITI	(258,656,753)	06/18/2014	(13,194,355)	120,498
JPY	CITI	449,802,877	06/19/2014	4,433,084	(32,084)
AUD	CITI	(4,960,000)	06/19/2014	(4,433,084)	(159,013)
NOK	CITI	19,832,890	06/18/2014	3,311,580	18,156
EUR	CITI	(2,380,000)	06/18/2014	(3,311,580)	10,098
EUR	CITI	4,960,000	06/19/2014	6,899,113	(18,733)
GBP	CITI	(4,155,935)	06/19/2014	(6,899,113)	(115,034)
EUR	CITI	4,960,000	06/19/2014	6,899,113	(18,733)
GBP	CITI	(4,156,482)	06/19/2014	(6,899,113)	(115,957)
EUR	CITI	4,760,000	06/18/2014	6,539,998	62,966
SEK	CITI	(42,479,501)	06/18/2014	(6,539,998)	12,633
EUR	CITI	4,760,000	06/18/2014	6,539,998	62,966
JPY	CITI	(671,816,784)	06/18/2014	(6,539,998)	(33,212)
JPY	CITI	448,023,148	06/18/2014	4,352,909	30,653
AUD	CITI	(4,760,000)	06/18/2014	(4,352,909)	(54,324)
AUD	CITI	4,760,000	06/18/2014	4,397,525	9,708
JPY	CITI	(447,989,685)	06/18/2014	(4,397,525)	14,291
JPY	CITI	1,283,621,944	06/18/2014	12,464,164	95,089
EUR	CITI	(9,160,000)	06/18/2014	(12,464,164)	(242,380)
EUR	CITI	6,870,000	06/18/2014	9,423,235	106,673
JPY	CITI	(982,517,900)	06/18/2014	(9,423,235)	(189,946)
JPY	CITI	347,592,084	06/18/2014	3,412,784	(11,863)
EUR	CITI	(2,470,000)	06/18/2014	(3,412,784)	(13,544)
GBP	CITI	2,817,849	06/18/2014	4,711,869	43,969
EUR	CITI	(3,405,000)	06/18/2014	(4,711,869)	(11,469)
EUR	CITI	4,540,000	06/18/2014	6,276,327	21,458
NOK	CITI	(37,411,507)	06/18/2014	(6,276,327)	(4,677)
JPY	CITI	428,927,096	06/18/2014	4,219,854	(23,133)
AUD	CITI	(4,540,000)	06/18/2014	(4,219,854)	16,317
GBP	CITI	3,867,169	06/18/2014	6,488,332	38,503
EUR	CITI	(4,700,000)	06/18/2014	(6,488,332)	(31,401)
JPY	CITI	998,844,000	06/18/2014	9,778,209	(5,289)
EUR	CITI	(7,050,000)	06/18/2014	(9,778,209)	(1,392)
AUD	CITI	9,400,000	06/18/2014	8,709,567	(6,207)
JPY	CITI	(890,902,634)	06/18/2014	(8,709,567)	(7,230)

					$1,751,535

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Foreign Government Obligation	$—	$10,043,348	$—	$10,043,348
Investment Company	3,297,139	—	—	3,297,139
Purchased Foreign Exchange Options	—	3,296,379	—	3,296,379
Repurchase Agreement	—	104,115,794	—	104,115,794
Total Investment Securities	$3,297,139	$117,455,521	$—	$120,752,660

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$1,117,581	$—	$1,117,581
Total Return Swap Agreements	—	420,657	—	420,657
Futures Contracts (F)	1,666,495	—	—	1,666,495
Forward Foreign Currency Contracts (F)	—	6,584,684	—	6,584,684
Forward Foreign Cross Currency Contracts (F)	—	3,472,977	—	3,472,977
Total Derivative Financial Instruments	$1,666,495	$11,595,899	$—	$13,262,394

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Foreign Exchange Options	$—	$(2,407,408)	$—	$(2,407,408)
Interest Rate Swap Agreements	—	(2,519,297)	—	(2,519,297)
Futures Contracts (F)	(1,958,591)	—	—	(1,958,591)
Forward Foreign Currency Contracts (F)	—	(8,100,869)	—	(8,100,869)
Forward Foreign Cross Currency Contracts (F)	—	(1,721,442)	—	(1,721,442)
Total Derivative Financial Instruments	$(1,958,591)	$(14,749,016)	$—	$(16,707,607)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Cash in the amount of $27,800,000 has been segregated by the custodian with the broker as collateral for open options, swap and/or forward foreign currency contracts.
(B)	Rate shown reflects the yield at April 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $122,295,678. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $935,267 and $2,478,285, respectively. Net unrealized depreciation for tax purposes is $1,543,018.
(D)	Cash in the amount of $6,107,778 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

DEFINITIONS:

BBR	Bank Bill Rate
BTP	Buoni del Tesoro Poliennani (Treasury Bonds)
BUBOR	Budapest Interbank Offered Rate
CDI	Credit Default Index
CITI	Citigroup, Inc.
CNX Nifty	CRISIL NSE Index on the National Stock Exchange of India’s benchmark index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
NIBOR	Norway Interbank Offered Rate
OTC	Over the Counter
SAFEX	South African Futures Exchange
SGX	Singapore Exchange
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
WIG20	Capitalization-weighted stock market index of the twenty largest companies on the Warsaw Stock Exchange

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 28.1%
U.S. Treasury Bill
0.05%, 07/31/2014 (A)	$ 55,011,900	$ 55,004,152
0.07%, 08/07/2014 (A)	28,596,000	28,591,207
0.08%, 05/29/2014 - 06/05/2014 (A)	42,000,000	41,996,988

Total Short-Term U.S. Government Obligations (cost $125,592,347)		125,592,347

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 61.5%
BlackRock Liquidity Funds T-Fund Portfolio	27,481,231	27,481,231
Dreyfus Treasury Cash Management	109,697,958	109,697,958
UBS Select Treasury Preferred	137,527,210	137,527,210

Total Short-Term Investment Companies (cost $274,706,399)		274,706,399

Total Investment Securities (cost $400,298,746) (B)		400,298,746
Other Assets and Liabilities - Net - 10.4%		46,414,336

Net Assets - 100.0%		$ 446,713,082

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (D)
Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year Euro-Schatz Futures	06/06/2014	BOA	548,000	$(72,782)	$0	$(72,782)
5-Year U.S. Treasury Note Futures	06/30/2014	BOA	82,000	(58,722)	0	(58,722)
Aluminum June Futures	06/18/2014	BCLY	475	(16,544)	0	(16,544)
Copper July Futures	07/29/2014	BCLY	3,175,000	11,003	0	11,003
Corn July Futures	07/14/2014	BCLY	205,000	(23,079)	0	(23,079)
Gold June Futures	06/26/2014	BCLY	7,400	67,210	0	67,210
Platinum July Futures	07/29/2014	BCLY	2,850	(43,381)	0	(43,381)
Silver July Futures	07/29/2014	BCLY	480,000	433,410	0	433,410
Soybean July Futures	07/14/2014	BOA	50,000	(5,250)	0	(5,250)
Soybean Oil July Futures	07/14/2014	BCLY	8,160,000	6,040	0	6,040

				$297,905	$0	$297,905

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)
Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Japan Government Bond Futures	06/11/2014	BOA	4,000,000	$4,351	$0	$4,351
2-Year U.S. Treasury Note Futures	06/30/2014	BOA	1,624,000	24,388	0	24,388
5-Year Euro-Bobl Futures	06/06/2014	BOA	594,000	512,896	0	512,896
Cocoa July Futures	07/16/2014	BCLY	900	27,980	0	27,980
Cocoa July Futures	07/16/2014	BCLY	1,780	(27,621)	0	(27,621)
Cotton No. 2 July Futures	07/09/2014	BCLY	1,050,000	32,867	0	32,867
Kansas Wheat July Futures	07/14/2014	BCLY	115,000	83,293	0	83,293
Lean Hogs June Futures	06/17/2014	BCLY	4,280,000	(53,419)	0	(53,419)
MSCI Taiwan Index Futures	05/29/2014	BOA	5,800	(15,854)	0	(15,854)
RBOB Gasoline June Futures	05/30/2014	BCLY	966,000	(37,964)	0	(37,964)
SGX CNX Nifty Index Futures	05/29/2014	BOA	412	(56,971)	0	(56,971)
Soybean July Futures	07/14/2014	BCLY	1,760,000	835,796	0	835,796
Soybean Meal July Futures	07/14/2014	BCLY	12,500	318,830	0	318,830
Swiss Market Index Futures	06/20/2014	BOA	2,030	330,834	0	330,834

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE (continued): (D)
Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Taiwan SE Weighted Index Futures	05/21/2014	BOA	20,400	$(70,936)	$0	$(70,936)
Wheat July Futures	07/14/2014	BCLY	330,000	57,994	0	57,994
WTI Crude June Futures	05/20/2014	DUB	84,000	(256,480)	0	(256,480)

				$1,709,984	$0	$1,709,984

FUTURES CONTRACTS: (E) (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Short	(91)	06/16/2014	$(41,099)
10-Year Government of Canada Bond	Short	(36)	06/19/2014	(22,212)
10-Year Japan Government Bond	Long	103	06/11/2014	(9,817)
10-Year U.S. Treasury Note	Short	(277)	06/19/2014	(186,750)
3-Month Aluminum	Short	(1)	06/13/2014	(1,143)
3-Month Aluminum	Long	1	06/13/2014	1,094
3-Month Aluminum	Short	(5)	06/17/2014	(6,621)
3-Month Aluminum	Long	5	06/17/2014	5,494
3-Month Aluminum	Short	(22)	06/26/2014	(19,228)
3-Month Aluminum	Long	22	06/26/2014	17,341
3-Month Canadian Bankers’ Acceptance	Short	(302)	09/15/2014	13,078
3-Month Canadian Bankers’ Acceptance	Short	(204)	12/15/2014	3,785
3-Month Copper	Short	(4)	05/02/2014	38,674
3-Month Copper	Long	4	05/02/2014	(38,550)
3-Month Copper	Short	(13)	05/06/2014	125,094
3-Month Copper	Long	13	05/06/2014	(128,925)
3-Month Copper	Short	(12)	06/12/2014	(71,568)
3-Month Copper	Long	12	06/12/2014	58,149
3-Month Copper	Short	(25)	06/13/2014	(136,406)
3-Month Copper	Long	25	06/13/2014	113,250
3-Month Copper	Short	(15)	06/17/2014	(77,041)
3-Month Copper	Long	15	06/17/2014	48,844
3-Month Copper	Short	(1)	06/19/2014	(4,311)
3-Month Copper	Long	1	06/19/2014	7,925
3-Month Copper	Short	(1)	06/27/2014	(557)
3-Month Copper	Long	1	06/27/2014	234
3-Month Copper	Short	(5)	07/15/2014	(13,396)
3-Month Copper	Long	5	07/15/2014	1,256
3-Month Copper	Short	(18)	07/22/2014	(8,026)
3-Month Copper	Long	18	07/22/2014	10,424
3-Month Copper	Short	(6)	07/23/2014	(1,283)
3-Month Copper	Long	6	07/23/2014	(3,633)
3-Month Copper	Short	(3)	07/24/2014	5,529
3-Month Copper	Long	3	07/24/2014	(4,835)
3-Month Copper	Short	(13)	07/28/2014	39,143
3-Month Copper	Long	13	07/28/2014	(42,814)
3-Month EURIBOR	Short	(217)	09/15/2014	(22,322)
3-Month EURIBOR	Short	(73)	12/15/2014	(9,208)
3-Month EURIBOR	Short	(8)	03/16/2015	(1,265)
3-Month EURIBOR	Long	66	06/15/2015	8,320
3-Month EURIBOR	Long	153	09/14/2015	20,282
3-Month EURIBOR	Long	221	12/14/2015	44,456
3-Month EURIBOR	Long	300	03/14/2016	88,251
3-Month Euroswiss	Short	(158)	09/15/2014	(12,505)
3-Month Euroswiss	Short	(106)	12/15/2014	(6,739)
3-Month Nickel	Short	(1)	06/03/2014	(21,806)
3-Month Nickel	Long	1	06/03/2014	22,154
3-Month Nickel	Short	(6)	06/04/2014	(124,927)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FUTURES CONTRACTS (continued): (E) (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Nickel	Long	6	06/04/2014	$127,594
3-Month Nickel	Short	(4)	06/05/2014	(72,624)
3-Month Nickel	Long	4	06/05/2014	73,287
3-Month Nickel	Short	(7)	06/06/2014	(123,656)
3-Month Nickel	Long	7	06/06/2014	126,631
3-Month Nickel	Short	(2)	06/10/2014	(36,032)
3-Month Nickel	Long	2	06/10/2014	39,266
3-Month Nickel	Short	(1)	06/12/2014	(15,875)
3-Month Nickel	Long	1	06/12/2014	16,996
3-Month Nickel	Short	(1)	06/17/2014	(14,268)
3-Month Nickel	Long	1	06/17/2014	15,785
3-Month Nickel	Short	(3)	07/01/2014	(41,167)
3-Month Nickel	Long	3	07/01/2014	44,550
3-Month Nickel	Short	(3)	07/02/2014	(39,628)
3-Month Nickel	Long	3	07/02/2014	40,588
3-Month Nickel	Short	(1)	07/03/2014	(12,888)
3-Month Nickel	Long	1	07/03/2014	12,476
3-Month Nickel	Short	(1)	07/07/2014	(10,919)
3-Month Nickel	Long	1	07/07/2014	11,375
3-Month Nickel	Short	(2)	07/14/2014	(5,017)
3-Month Nickel	Long	2	07/14/2014	6,707
3-Month Nickel	Short	(2)	07/29/2014	(996)
3-Month Nickel	Long	2	07/29/2014	2,536
3-Month Nickel	Short	(1)	07/30/2014	0
3-Month Nickel	Long	1	07/30/2014	245
3-Month Sterling	Short	(117)	09/17/2014	(3,439)
3-Month Sterling	Short	(159)	12/17/2014	(7,097)
3-Month Sterling	Short	(302)	03/18/2015	(16,971)
3-Month Sterling	Short	(397)	06/17/2015	(19,546)
3-Month Sterling	Short	(463)	09/16/2015	(21,223)
3-Month Sterling	Short	(496)	12/16/2015	(23,331)
3-Month Sterling	Short	(514)	03/16/2016	29,697
3-Month Zinc	Short	(5)	05/02/2014	(9,918)
3-Month Zinc	Long	5	05/02/2014	10,156
3-Month Zinc	Short	(3)	05/06/2014	(5,169)
3-Month Zinc	Long	3	05/06/2014	5,300
3-Month Zinc	Short	(4)	05/19/2014	2,800
3-Month Zinc	Long	4	05/19/2014	(4,023)
3-Month Zinc	Short	(4)	05/21/2014	1,000
3-Month Zinc	Long	4	05/21/2014	(1,634)
3-Month Zinc	Short	(2)	05/23/2014	(621)
3-Month Zinc	Long	2	05/23/2014	532
3-Month Zinc	Short	(13)	05/27/2014	2,956
3-Month Zinc	Long	13	05/27/2014	(2,516)
3-Month Zinc	Short	(6)	05/28/2014	3,225
3-Month Zinc	Long	6	05/28/2014	(3,499)
3-Month Zinc	Short	(7)	06/03/2014	3,887
3-Month Zinc	Long	7	06/03/2014	(1,182)
3-Month Zinc	Short	(6)	06/04/2014	6,300
3-Month Zinc	Long	6	06/04/2014	(3,938)
3-Month Zinc	Short	(2)	06/06/2014	1,700
3-Month Zinc	Long	2	06/06/2014	(2,695)
3-Month Zinc	Short	(3)	06/12/2014	(3,827)
3-Month Zinc	Long	3	06/12/2014	2,950
3-Month Zinc	Short	(14)	06/13/2014	(19,919)
3-Month Zinc	Long	14	06/13/2014	20,913
3-Month Zinc	Short	(9)	06/17/2014	(17,739)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FUTURES CONTRACTS (continued): (E) (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Zinc	Long	9	06/17/2014	$15,374
3-Month Zinc	Short	(10)	06/19/2014	(17,257)
3-Month Zinc	Long	10	06/19/2014	21,005
3-Month Zinc	Short	(19)	06/20/2014	(40,355)
3-Month Zinc	Long	19	06/20/2014	41,794
3-Month Zinc	Short	(4)	06/24/2014	(10,164)
3-Month Zinc	Long	4	06/24/2014	9,111
3-Month Zinc	Short	(8)	06/25/2014	(15,820)
3-Month Zinc	Long	8	06/25/2014	13,226
3-Month Zinc	Short	(6)	07/01/2014	(9,099)
3-Month Zinc	Long	6	07/01/2014	11,435
3-Month Zinc	Short	(5)	07/02/2014	(8,142)
3-Month Zinc	Long	5	07/02/2014	7,906
3-Month Zinc	Short	(15)	07/14/2014	2,453
3-Month Zinc	Long	15	07/14/2014	(1,716)
3-Month Zinc	Short	(14)	07/15/2014	1,582
3-Month Zinc	Long	14	07/15/2014	(3,648)
3-Month Zinc	Short	(11)	07/16/2014	7,288
3-Month Zinc	Long	11	07/16/2014	(3,460)
3-Month Zinc	Short	(10)	07/22/2014	11,475
3-Month Zinc	Long	10	07/22/2014	(8,212)
3-Month Zinc	Short	(8)	07/23/2014	6,300
3-Month Zinc	Long	8	07/23/2014	(9,462)
3-Month Zinc	Short	(3)	07/24/2014	2,483
3-Month Zinc	Long	3	07/24/2014	(2,535)
3-Month Zinc	Short	(5)	07/28/2014	3,163
3-Month Zinc	Long	5	07/28/2014	(3,223)
3-Month Zinc	Short	(1)	07/29/2014	441
3-Month Zinc	Long	1	07/29/2014	(218)
3-Month Zinc	Short	(3)	07/30/2014	0
3-Month Zinc	Long	3	07/30/2014	180
3-Year Australian Treasury Bond	Short	(68)	06/16/2014	(20,091)
5-Year U.S. Treasury Note	Short	(212)	06/30/2014	(89,392)
90-Day Eurodollar	Long	345	09/15/2014	11,621
90-Day Eurodollar	Long	384	12/15/2014	25,425
90-Day Eurodollar	Long	424	03/16/2015	38,451
90-Day Eurodollar	Long	263	06/15/2015	(7,459)
90-Day Eurodollar	Long	109	09/14/2015	(10,649)
90-Day Eurodollar	Short	(24)	12/14/2015	(3,550)
90-Day Eurodollar	Short	(117)	03/14/2016	(31,526)
Aluminum	Short	(22)	06/18/2014	(27,463)
Aluminum	Long	22	06/18/2014	18,700
Amsterdam Exchanges Index	Long	80	05/16/2014	154,939
Brent Crude Oil Penultimate Financial Futures	Long	94	05/15/2014	(59,214)
CAC 40 Index	Long	294	05/16/2014	542,696
Cocoa	Long	18	05/14/2014	(5,378)
Cocoa	Short	(18)	07/16/2014	(818)
Cocoa	Long	67	07/16/2014	17,212
Coffee “C”	Long	24	07/21/2014	35,946
Copper	Short	(136)	06/16/2014	363,309
Copper	Long	45	06/16/2014	(24,187)
Copper	Short	(65)	07/29/2014	6,376
Cotton No. 2	Long	33	07/09/2014	51,789
DAX Index	Long	24	06/20/2014	(2,736)
DJIA Mini Index	Long	250	06/20/2014	212,525
EURO STOXX 50 Index	Long	347	06/20/2014	426,550
FTSE 100 Index	Long	140	06/20/2014	225,247

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FUTURES CONTRACTS (continued): (E) (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
FTSE JSE Top 40 Index	Long	242	06/19/2014	$344,836
FTSE MIB Index	Long	43	06/20/2014	191,048
Gas Oil	Long	56	05/12/2014	(105,560)
German Euro Bund	Long	321	06/06/2014	635,091
German Euro BUXL	Long	89	06/06/2014	243,795
German Euro Schatz	Short	(113)	06/06/2014	(10,957)
H-Shares Index	Short	(5)	05/29/2014	855
Hang Seng Index	Long	18	05/29/2014	(22,609)
IBEX 35 Index	Long	49	05/16/2014	218,062
KC HRW Wheat	Long	12	07/14/2014	43,411
KOSPI 200 Index	Long	23	06/12/2014	(79,250)
Long U.S. Treasury Bond	Short	(8)	06/19/2014	(23,581)
MSCI Taiwan Index	Long	24	05/29/2014	(4,568)
NASDAQ 100 E-Mini Index	Long	122	06/20/2014	(75,791)
Natural Gas	Long	234	05/28/2014	494,729
New York Harbor ULSD	Long	71	05/30/2014	(144,005)
Nickel	Short	(19)	06/16/2014	(397,290)
Nickel	Long	39	06/16/2014	562,131
Platinum	Short	(6)	07/29/2014	(7,661)
RBOB Gasoline	Long	83	05/30/2014	(202,399)
Russell 2000 Mini Index	Long	28	06/20/2014	(63,725)
S&P 500 E-Mini Index	Long	202	06/20/2014	189,210
S&P Midcap 400 E-Mini Index	Long	71	06/20/2014	(84,176)
S&P TSX 60 Index	Long	198	06/19/2014	783,780
SGX CNX Nifty Index	Long	299	05/29/2014	(80,207)
SGX MSCI Singapore Index	Long	90	05/29/2014	34,331
Soybean Meal	Long	40	07/14/2014	98,972
SPI 200 Index	Long	217	06/19/2014	326,077
Sugar #11	Short	(45)	06/30/2014	(8,627)
TOPIX Index	Short	(52)	06/12/2014	(9,238)
U.K. Long Gilt Bond	Short	(27)	06/26/2014	(7,252)
WTI-Brent Crude Oil	Long	59	05/20/2014	(171,165)
Zinc	Short	(89)	06/18/2014	(166,211)
Zinc	Long	106	06/18/2014	(76,432)

				$4,019,737

FORWARD FOREIGN CURRENCY CONTRACTS: (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	(677,000)	06/18/2014	$(607,165)	$(19,662)
AUD	CSFB	(2,143,500)	06/18/2014	(1,933,415)	(51,229)
AUD	CSFB	(2,929,500)	06/18/2014	(2,641,766)	(70,627)
AUD	CSFB	(2,528,500)	06/18/2014	(2,337,555)	(3,556)
AUD	CSFB	(4,365,000)	06/18/2014	(4,042,819)	1,312
AUD	CSFB	(3,198,000)	06/18/2014	(2,948,712)	(12,282)
AUD	CSFB	(1,892,500)	06/18/2014	(1,751,112)	(1,134)
AUD	CSFB	1,011,500	06/18/2014	907,690	28,847
AUD	CSFB	6,963,500	06/18/2014	6,305,664	141,766
AUD	CSFB	4,891,000	06/18/2014	4,391,787	136,738
AUD	CSFB	857,500	06/18/2014	762,963	30,987
AUD	CSFB	2,644,500	06/18/2014	2,396,186	52,329
AUD	CSFB	280,000	06/18/2014	251,182	8,067
AUD	CSFB	945,000	06/18/2014	853,213	21,752
AUD	CSFB	2,813,500	06/18/2014	2,547,651	57,339
AUD	CSFB	3,182,500	06/18/2014	2,894,995	51,648
AUD	CSFB	3,127,000	06/18/2014	2,869,385	25,871

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	6,302,000	06/18/2014	$5,795,360	$39,594
AUD	CSFB	1,341,500	06/18/2014	1,235,190	6,891
AUD	CSFB	640,000	06/18/2014	588,195	4,374
AUD	CSFB	4,663,500	06/18/2014	4,289,504	28,380
AUD	CSFB	2,088,000	06/18/2014	1,919,834	13,422
AUD	CSFB	6,574,000	06/18/2014	6,035,402	51,394
AUD	CSFB	6,170,500	06/18/2014	5,675,874	37,326
AUD	CSFB	3,230,000	06/18/2014	2,985,161	5,462
AUD	CSFB	2,289,000	06/18/2014	2,125,635	(6,274)
AUD	CSFB	1,061,000	06/18/2014	989,304	(6,936)
AUD	CSFB	2,595,000	06/18/2014	2,440,338	(37,655)
AUD	CSFB	2,642,500	06/18/2014	2,472,078	(25,415)
AUD	CSFB	3,634,000	06/18/2014	3,396,760	(32,079)
AUD	CSFB	2,663,000	06/18/2014	2,482,503	(16,860)
AUD	CSFB	2,686,000	06/18/2014	2,505,309	(18,370)
AUD	CSFB	1,693,000	06/18/2014	1,582,185	(14,655)
AUD	CSFB	(611,500)	06/18/2014	(542,457)	(23,725)
AUD	CSFB	(7,386,500)	06/18/2014	(6,565,413)	(273,669)
AUD	CSFB	(793,500)	06/18/2014	(706,670)	(28,023)
AUD	CSFB	(38,966,000)	06/18/2014	(34,923,722)	(1,154,480)
AUD	CSFB	(1,866,000)	06/18/2014	(1,681,307)	(46,403)
AUD	RBS	(677,000)	06/18/2014	(607,168)	(19,659)
AUD	RBS	(2,143,500)	06/18/2014	(1,933,408)	(51,235)
AUD	RBS	(2,929,500)	06/18/2014	(2,641,744)	(70,649)
AUD	RBS	(2,528,500)	06/18/2014	(2,337,526)	(3,585)
AUD	RBS	(4,365,000)	06/18/2014	(4,042,782)	1,275
AUD	RBS	(3,198,000)	06/18/2014	(2,948,695)	(12,299)
AUD	RBS	(1,892,500)	06/18/2014	(1,751,111)	(1,135)
AUD	RBS	1,011,500	06/18/2014	907,706	28,831
AUD	RBS	6,963,500	06/18/2014	6,305,779	141,651
AUD	RBS	4,891,000	06/18/2014	4,391,847	136,677
AUD	RBS	857,500	06/18/2014	762,964	30,986
AUD	RBS	2,644,500	06/18/2014	2,396,224	52,290
AUD	RBS	280,000	06/18/2014	251,181	8,068
AUD	RBS	945,000	06/18/2014	853,229	21,737
AUD	RBS	2,813,500	06/18/2014	2,547,644	57,346
AUD	RBS	3,182,500	06/18/2014	2,895,019	51,624
AUD	RBS	3,127,000	06/18/2014	2,869,321	25,935
AUD	RBS	6,302,000	06/18/2014	5,795,345	39,610
AUD	RBS	1,341,500	06/18/2014	1,235,205	6,875
AUD	RBS	640,000	06/18/2014	588,205	4,364
AUD	RBS	4,663,500	06/18/2014	4,289,558	28,327
AUD	RBS	2,088,000	06/18/2014	1,919,865	13,392
AUD	RBS	6,574,000	06/18/2014	6,035,445	51,351
AUD	RBS	6,170,500	06/18/2014	5,675,957	37,243
AUD	RBS	3,230,000	06/18/2014	2,985,192	5,431
AUD	RBS	2,289,000	06/18/2014	2,125,671	(6,310)
AUD	RBS	1,061,000	06/18/2014	989,321	(6,952)
AUD	RBS	2,595,000	06/18/2014	2,440,342	(37,659)
AUD	RBS	2,642,500	06/18/2014	2,472,119	(25,456)
AUD	RBS	3,634,000	06/18/2014	3,396,792	(32,110)
AUD	RBS	2,663,000	06/18/2014	2,482,539	(16,896)
AUD	RBS	2,686,000	06/18/2014	2,505,461	(18,523)
AUD	RBS	1,693,000	06/18/2014	1,582,220	(14,690)
AUD	RBS	(611,500)	06/18/2014	(542,449)	(23,732)
AUD	RBS	(7,386,500)	06/18/2014	(6,565,351)	(273,730)
AUD	RBS	(793,500)	06/18/2014	(706,646)	(28,047)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	RBS	(38,966,000)	06/18/2014	$(34,923,862)	$(1,154,340)
AUD	RBS	(1,866,000)	06/18/2014	(1,681,254)	(46,456)
BRL	CSFB	100,000	06/18/2014	41,503	2,685
BRL	CSFB	350,000	06/18/2014	145,167	9,491
BRL	CSFB	150,000	06/18/2014	63,299	2,983
BRL	CSFB	700,000	06/18/2014	291,213	18,103
BRL	CSFB	100,000	06/18/2014	41,780	2,408
BRL	CSFB	150,000	06/18/2014	61,933	4,349
BRL	CSFB	100,000	06/18/2014	42,078	2,110
BRL	CSFB	700,000	06/18/2014	295,296	14,019
BRL	CSFB	650,000	06/18/2014	274,263	12,958
BRL	CSFB	350,000	06/18/2014	148,242	6,416
BRL	CSFB	850,000	06/18/2014	362,599	12,998
BRL	CSFB	150,000	06/18/2014	64,767	1,515
BRL	CSFB	350,000	06/18/2014	151,615	3,043
BRL	CSFB	600,000	06/18/2014	259,169	5,959
BRL	CSFB	450,000	06/18/2014	193,481	5,365
BRL	CSFB	500,000	06/18/2014	218,485	2,455
BRL	CSFB	300,000	06/18/2014	131,262	1,302
BRL	CSFB	650,000	06/18/2014	290,180	(2,959)
BRL	CSFB	450,000	06/18/2014	200,732	(1,886)
BRL	CSFB	500,000	06/18/2014	223,445	(2,505)
BRL	CSFB	350,000	06/18/2014	155,847	(1,190)
BRL	CSFB	400,000	06/18/2014	177,857	(1,105)
BRL	CSFB	850,000	06/18/2014	376,608	(1,011)
BRL	CSFB	700,000	06/18/2014	307,758	1,558
BRL	CSFB	400,000	06/18/2014	176,859	(107)
BRL	CSFB	850,000	06/18/2014	374,369	1,229
BRL	CSFB	500,000	06/18/2014	221,967	(1,027)
BRL	CSFB	(776,656)	06/18/2014	(323,164)	(20,024)
BRL	CSFB	(768,394)	06/18/2014	(324,150)	(15,387)
BRL	CSFB	(578,361)	06/18/2014	(240,944)	(14,622)
BRL	CSFB	(578,361)	06/18/2014	(241,356)	(14,210)
BRL	CSFB	(639,924)	06/18/2014	(266,136)	(16,633)
BRL	CSFB	(653,304)	06/18/2014	(271,781)	(16,900)
BRL	RBS	100,000	06/18/2014	41,502	2,686
BRL	RBS	350,000	06/18/2014	145,169	9,489
BRL	RBS	300,000	06/18/2014	125,209	7,355
BRL	RBS	150,000	06/18/2014	63,300	2,982
BRL	RBS	700,000	06/18/2014	291,217	18,099
BRL	RBS	100,000	06/18/2014	41,781	2,407
BRL	RBS	150,000	06/18/2014	61,933	4,349
BRL	RBS	100,000	06/18/2014	42,079	2,109
BRL	RBS	700,000	06/18/2014	295,302	14,013
BRL	RBS	650,000	06/18/2014	274,270	12,952
BRL	RBS	350,000	06/18/2014	148,245	6,413
BRL	RBS	850,000	06/18/2014	362,603	12,994
BRL	RBS	150,000	06/18/2014	64,767	1,515
BRL	RBS	350,000	06/18/2014	151,617	3,041
BRL	RBS	600,000	06/18/2014	259,172	5,955
BRL	RBS	450,000	06/18/2014	193,482	5,364
BRL	RBS	500,000	06/18/2014	218,487	2,453
BRL	RBS	300,000	06/18/2014	131,265	1,299
BRL	RBS	650,000	06/18/2014	290,184	(2,963)
BRL	RBS	450,000	06/18/2014	200,735	(1,889)
BRL	RBS	500,000	06/18/2014	223,448	(2,508)
BRL	RBS	350,000	06/18/2014	155,850	(1,192)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	RBS	400,000	06/18/2014	$177,860	$(1,109)
BRL	RBS	850,000	06/18/2014	376,612	(1,014)
BRL	RBS	700,000	06/18/2014	307,761	1,554
BRL	RBS	400,000	06/18/2014	176,860	(108)
BRL	RBS	850,000	06/18/2014	374,374	1,223
BRL	RBS	500,000	06/18/2014	221,967	(1,027)
BRL	RBS	(776,657)	06/18/2014	(323,163)	(20,026)
BRL	RBS	(768,394)	06/18/2014	(324,148)	(15,389)
BRL	RBS	(578,361)	06/18/2014	(240,944)	(14,622)
BRL	RBS	(578,362)	06/18/2014	(241,356)	(14,210)
BRL	RBS	(639,923)	06/18/2014	(266,136)	(16,633)
BRL	RBS	(653,303)	06/18/2014	(271,779)	(16,902)
CAD	CSFB	(3,620,500)	06/18/2014	(3,258,459)	(40,889)
CAD	CSFB	(3,280,500)	06/18/2014	(2,959,697)	(29,811)
CAD	CSFB	(169,500)	06/18/2014	(153,020)	(1,445)
CAD	CSFB	(918,000)	06/18/2014	(821,326)	(15,244)
CAD	CSFB	(251,000)	06/18/2014	(222,518)	(6,218)
CAD	CSFB	(60,500)	06/18/2014	(53,728)	(1,405)
CAD	CSFB	(157,500)	06/18/2014	(142,190)	(1,340)
CAD	CSFB	(144,000)	06/18/2014	(129,965)	(1,261)
CAD	CSFB	(972,000)	06/18/2014	(891,661)	5,881
CAD	CSFB	(1,365,500)	06/18/2014	(1,246,792)	2,417
CAD	CSFB	(135,500)	06/18/2014	(122,735)	(745)
CAD	CSFB	(2,292,500)	06/18/2014	(2,080,780)	(8,366)
CAD	CSFB	60,500	06/18/2014	54,627	507
CAD	CSFB	910,500	06/18/2014	823,110	6,625
CAD	CSFB	4,273,500	06/18/2014	3,871,527	22,898
CAD	CSFB	485,000	06/18/2014	435,183	6,795
CAD	CSFB	543,500	06/18/2014	482,499	12,791
CAD	CSFB	66,000	06/18/2014	58,801	1,345
CAD	CSFB	84,000	06/18/2014	75,302	1,247
CAD	CSFB	441,500	06/18/2014	397,378	4,959
CAD	CSFB	501,500	06/18/2014	454,692	2,323
CAD	CSFB	973,500	06/18/2014	881,911	5,236
CAD	CSFB	277,500	06/18/2014	252,513	372
CAD	CSFB	399,500	06/18/2014	364,780	(717)
CAD	CSFB	293,000	06/18/2014	267,664	(655)
CAD	CSFB	48,000	06/18/2014	43,668	74
CAD	CSFB	69,500	06/18/2014	63,148	187
CAD	CSFB	12,345,500	06/18/2014	11,185,276	65,131
CAD	CSFB	8,635,000	06/18/2014	7,813,492	55,552
CAD	CSFB	1,221,500	06/18/2014	1,106,025	7,123
CAD	CSFB	2,944,500	06/18/2014	2,684,940	(1,628)
CAD	CSFB	(8,769,395)	06/18/2014	(7,898,332)	(93,185)
CAD	CSFB	(8,769,395)	06/18/2014	(7,903,386)	(88,131)
CAD	CSFB	(8,690,392)	06/18/2014	(7,904,960)	(14,562)
CAD	CSFB	(17,380,783)	06/18/2014	(15,661,919)	(177,124)
CAD	CSFB	(6,847,536)	06/18/2014	(6,155,866)	(84,268)
CAD	CSFB	(2,202,500)	06/18/2014	(1,984,895)	(22,235)
CAD	RBS	(3,620,500)	06/18/2014	(3,258,440)	(40,908)
CAD	RBS	(3,280,500)	06/18/2014	(2,959,704)	(29,803)
CAD	RBS	(169,500)	06/18/2014	(153,021)	(1,444)
CAD	RBS	(918,000)	06/18/2014	(821,317)	(15,253)
CAD	RBS	(251,000)	06/18/2014	(222,518)	(6,218)
CAD	RBS	(60,500)	06/18/2014	(53,728)	(1,406)
CAD	RBS	(157,500)	06/18/2014	(142,183)	(1,346)
CAD	RBS	(144,000)	06/18/2014	(129,960)	(1,267)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	RBS	(972,000)	06/18/2014	$(891,665)	$5,885
CAD	RBS	(1,365,500)	06/18/2014	(1,246,749)	2,374
CAD	RBS	(135,500)	06/18/2014	(122,734)	(747)
CAD	RBS	(2,292,500)	06/18/2014	(2,080,785)	(8,362)
CAD	RBS	60,500	06/18/2014	54,627	506
CAD	RBS	910,500	06/18/2014	823,123	6,613
CAD	RBS	4,273,500	06/18/2014	3,871,554	22,871
CAD	RBS	485,000	06/18/2014	435,190	6,789
CAD	RBS	543,500	06/18/2014	482,500	12,790
CAD	RBS	66,000	06/18/2014	58,803	1,343
CAD	RBS	84,000	06/18/2014	75,304	1,245
CAD	RBS	441,500	06/18/2014	397,378	4,960
CAD	RBS	501,500	06/18/2014	454,692	2,323
CAD	RBS	973,500	06/18/2014	881,915	5,232
CAD	RBS	277,500	06/18/2014	252,517	368
CAD	RBS	399,500	06/18/2014	364,780	(717)
CAD	RBS	293,000	06/18/2014	267,673	(663)
CAD	RBS	48,000	06/18/2014	43,668	74
CAD	RBS	69,500	06/18/2014	63,149	186
CAD	RBS	12,345,500	06/18/2014	11,185,272	65,135
CAD	RBS	8,635,000	06/18/2014	7,813,517	55,526
CAD	RBS	1,221,500	06/18/2014	1,106,035	7,114
CAD	RBS	2,944,500	06/18/2014	2,684,946	(1,634)
CAD	RBS	(8,769,396)	06/18/2014	(7,898,364)	(93,153)
CAD	RBS	(8,769,396)	06/18/2014	(7,903,418)	(88,099)
CAD	RBS	(8,690,392)	06/18/2014	(7,904,992)	(14,530)
CAD	RBS	(17,380,784)	06/18/2014	(15,661,920)	(177,124)
CAD	RBS	(6,847,533)	06/18/2014	(6,155,888)	(84,243)
CAD	RBS	(2,202,500)	06/18/2014	(1,984,872)	(22,258)
CHF	CSFB	67,000	06/18/2014	76,661	(503)
CHF	RBS	(320,000)	06/18/2014	(363,347)	(393)
CHF	RBS	11,000	06/18/2014	12,503	1
CHF	RBS	1,000	06/18/2014	1,141	(4)
CHF	RBS	3,000	06/18/2014	3,420	(10)
CHF	RBS	1,000	06/18/2014	1,141	(4)
CHF	RBS	67,000	06/18/2014	76,661	(503)
CHF	RBS	5,000	06/18/2014	5,665	19
CHF	RBS	44,000	06/18/2014	50,052	(38)
CHF	RBS	364,000	06/18/2014	411,546	2,208
CHF	RBS	(4,000)	06/18/2014	(4,519)	(27)
CHF	RBS	(1,000)	06/18/2014	(1,126)	(10)
CLP	CSFB	(362,571,826)	06/18/2014	(642,194)	3,150
CLP	CSFB	(362,571,827)	06/18/2014	(641,376)	2,332
CLP	CSFB	(202,975,478)	06/18/2014	(353,066)	(4,684)
CLP	CSFB	(186,880,869)	06/18/2014	(325,014)	(4,369)
CLP	RBS	(362,571,827)	06/18/2014	(642,197)	3,153
CLP	RBS	(362,571,826)	06/18/2014	(641,379)	2,336
CLP	RBS	(202,975,477)	06/18/2014	(353,068)	(4,682)
CLP	RBS	(186,880,870)	06/18/2014	(325,016)	(4,367)
COP	CSFB	50,000,000	06/18/2014	25,850	(153)
COP	CSFB	750,000,000	06/18/2014	388,704	(3,254)
COP	CSFB	700,000,000	06/18/2014	361,759	(2,005)
COP	CSFB	150,000,000	06/18/2014	77,340	(250)
COP	CSFB	250,000,000	06/18/2014	128,933	(450)
COP	CSFB	450,000,000	06/18/2014	231,960	(690)
COP	CSFB	900,000,000	06/18/2014	465,697	(3,156)
COP	CSFB	300,000,000	06/18/2014	154,203	(23)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
COP	CSFB	400,000,000	06/18/2014	$205,789	$(215)
COP	CSFB	50,000,000	06/18/2014	25,668	29
COP	CSFB	250,000,000	06/18/2014	128,834	(350)
COP	CSFB	100,000,000	06/18/2014	51,539	(145)
COP	CSFB	(830,046,166)	06/18/2014	(402,135)	(24,454)
COP	CSFB	(2,789,953,834)	06/18/2014	(1,356,973)	(76,879)
COP	RBS	50,000,000	06/18/2014	25,850	(154)
COP	RBS	750,000,000	06/18/2014	388,709	(3,259)
COP	RBS	700,000,000	06/18/2014	361,764	(2,011)
COP	RBS	150,000,000	06/18/2014	77,341	(251)
COP	RBS	250,000,000	06/18/2014	128,935	(452)
COP	RBS	450,000,000	06/18/2014	231,963	(693)
COP	RBS	900,000,000	06/18/2014	465,703	(3,163)
COP	RBS	300,000,000	06/18/2014	154,205	(25)
COP	RBS	400,000,000	06/18/2014	205,792	(218)
COP	RBS	50,000,000	06/18/2014	25,668	29
COP	RBS	250,000,000	06/18/2014	128,835	(352)
COP	RBS	100,000,000	06/18/2014	51,539	(146)
COP	RBS	(830,046,167)	06/18/2014	(402,135)	(24,454)
COP	RBS	(2,789,953,833)	06/18/2014	(1,356,981)	(76,871)
CZK	CSFB	(20,500,000)	06/18/2014	(1,029,804)	(6,373)
CZK	CSFB	(12,000,000)	06/18/2014	(605,402)	(1,140)
CZK	CSFB	(6,000,000)	06/18/2014	(301,567)	(1,704)
CZK	CSFB	(12,000,000)	06/18/2014	(602,886)	(3,656)
CZK	CSFB	(16,500,000)	06/18/2014	(828,649)	(5,347)
CZK	CSFB	(21,000,000)	06/18/2014	(1,051,437)	(10,012)
CZK	CSFB	(17,000,000)	06/18/2014	(848,688)	(10,581)
CZK	CSFB	11,000,000	06/18/2014	554,483	1,514
CZK	CSFB	2,500,000	06/18/2014	125,869	494
CZK	CSFB	4,500,000	06/18/2014	228,086	(632)
CZK	CSFB	9,000,000	06/18/2014	458,978	(4,071)
CZK	CSFB	21,000,000	06/18/2014	1,056,062	5,387
CZK	CSFB	1,000,000	06/18/2014	50,656	(111)
CZK	CSFB	3,500,000	06/18/2014	176,047	861
CZK	CSFB	3,500,000	06/18/2014	176,368	540
CZK	CSFB	3,000,000	06/18/2014	151,248	387
CZK	CSFB	(56,550,000)	06/18/2014	(2,885,187)	26,856
CZK	RBS	(20,500,000)	06/18/2014	(1,029,902)	(6,275)
CZK	RBS	(12,000,000)	06/18/2014	(605,431)	(1,112)
CZK	RBS	(6,000,000)	06/18/2014	(301,579)	(1,692)
CZK	RBS	(12,000,000)	06/18/2014	(602,938)	(3,605)
CZK	RBS	(16,500,000)	06/18/2014	(828,731)	(5,265)
CZK	RBS	(21,000,000)	06/18/2014	(1,051,482)	(9,968)
CZK	RBS	(17,000,000)	06/18/2014	(848,696)	(10,572)
CZK	RBS	11,000,000	06/18/2014	554,456	1,542
CZK	RBS	2,500,000	06/18/2014	125,851	512
CZK	RBS	4,500,000	06/18/2014	228,062	(609)
CZK	RBS	9,000,000	06/18/2014	458,931	(4,024)
CZK	RBS	21,000,000	06/18/2014	1,056,031	5,418
CZK	RBS	1,000,000	06/18/2014	50,656	(111)
CZK	RBS	3,500,000	06/18/2014	176,044	864
CZK	RBS	3,500,000	06/18/2014	176,359	549
CZK	RBS	3,000,000	06/18/2014	151,240	395
CZK	RBS	(56,550,000)	06/18/2014	(2,885,204)	26,873
EUR	CSFB	(3,418,500)	06/18/2014	(4,757,469)	15,404
EUR	CSFB	(1,085,000)	06/18/2014	(1,500,037)	(5,051)
EUR	CSFB	(3,192,000)	06/18/2014	(4,401,494)	(26,376)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CSFB	(2,277,500)	06/18/2014	$(3,124,190)	$(35,107)
EUR	CSFB	(2,557,000)	06/18/2014	(3,517,294)	(29,718)
EUR	CSFB	(248,500)	06/18/2014	(342,770)	(1,944)
EUR	CSFB	(71,000)	06/18/2014	(98,022)	(468)
EUR	CSFB	(2,009,500)	06/18/2014	(2,765,876)	(21,656)
EUR	CSFB	(1,110,000)	06/18/2014	(1,520,734)	(19,032)
EUR	CSFB	(2,029,500)	06/18/2014	(2,783,805)	(31,471)
EUR	CSFB	(1,172,500)	06/18/2014	(1,622,371)	(4,094)
EUR	CSFB	(4,055,000)	06/18/2014	(5,598,058)	(26,946)
EUR	CSFB	(8,889,500)	06/18/2014	(12,293,642)	(37,671)
EUR	CSFB	(250,000)	06/18/2014	(345,561)	(1,233)
EUR	CSFB	(1,322,000)	06/18/2014	(1,825,118)	(8,730)
EUR	CSFB	36,194,567	06/18/2014	49,863,283	345,000
EUR	CSFB	36,225,618	06/18/2014	49,725,475	525,881
EUR	CSFB	7,315,500	06/18/2014	10,141,142	6,753
EUR	CSFB	2,377,500	06/18/2014	3,316,797	(18,783)
EUR	CSFB	3,461,500	06/18/2014	4,807,844	(6,130)
EUR	CSFB	2,353,500	06/18/2014	3,270,316	(5,594)
EUR	CSFB	4,627,500	06/18/2014	6,435,889	(16,726)
EUR	CSFB	290,000	06/18/2014	399,914	2,367
EUR	CSFB	1,130,000	06/18/2014	1,560,155	7,356
EUR	CSFB	1,107,000	06/18/2014	1,530,562	5,044
EUR	CSFB	1,195,500	06/18/2014	1,650,936	7,434
EUR	CSFB	2,748,500	06/18/2014	3,781,075	31,582
EUR	CSFB	2,202,500	06/18/2014	3,030,972	24,286
EUR	CSFB	2,094,500	06/18/2014	2,889,747	15,696
EUR	CSFB	1,591,000	06/18/2014	2,203,915	3,084
EUR	CSFB	4,653,500	06/18/2014	6,436,697	18,532
EUR	CSFB	3,095,500	06/18/2014	4,271,958	22,050
EUR	CSFB	4,228,000	06/18/2014	5,874,541	(9,556)
EUR	CSFB	5,281,000	06/18/2014	7,307,051	18,632
EUR	CSFB	5,148,500	06/18/2014	7,137,415	4,467
EUR	CSFB	7,858,500	06/18/2014	10,893,159	7,974
EUR	CSFB	(5,151,000)	06/18/2014	(7,095,949)	(49,402)
EUR	CSFB	(2,438,000)	06/18/2014	(3,354,273)	(27,665)
EUR	CSFB	(3,412,000)	06/18/2014	(4,685,612)	(47,437)
EUR	CSFB	(7,251,500)	06/18/2014	(10,003,825)	(55,291)
EUR	CSFB	(4,893,000)	06/18/2014	(6,790,351)	2,892
EUR	CSFB	(197,000)	06/18/2014	(273,605)	331
EUR	RBS	(3,418,500)	06/18/2014	(4,757,434)	15,368
EUR	RBS	(1,085,000)	06/18/2014	(1,500,030)	(5,058)
EUR	RBS	(3,192,000)	06/18/2014	(4,401,462)	(26,408)
EUR	RBS	(10,000)	06/18/2014	(13,834)	(37)
EUR	RBS	(2,277,500)	06/18/2014	(3,124,153)	(35,144)
EUR	RBS	(2,557,000)	06/18/2014	(3,517,268)	(29,745)
EUR	RBS	(248,500)	06/18/2014	(342,766)	(1,947)
EUR	RBS	(25,000)	06/18/2014	(34,477)	(202)
EUR	RBS	(18,000)	06/18/2014	(24,827)	(142)
EUR	RBS	(71,000)	06/18/2014	(98,021)	(468)
EUR	RBS	(2,009,500)	06/18/2014	(2,765,858)	(21,675)
EUR	RBS	(1,000)	06/18/2014	(1,371)	(16)
EUR	RBS	(1,110,000)	06/18/2014	(1,520,720)	(19,047)
EUR	RBS	(33,000)	06/18/2014	(45,206)	(571)
EUR	RBS	(2,029,500)	06/18/2014	(2,783,785)	(31,492)
EUR	RBS	(1,172,500)	06/18/2014	(1,622,349)	(4,117)
EUR	RBS	(4,055,000)	06/18/2014	(5,597,931)	(27,073)
EUR	RBS	(22,000)	06/18/2014	(30,367)	(151)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	RBS	(8,889,500)	06/18/2014	$(12,293,515)	$(37,798)
EUR	RBS	(250,000)	06/18/2014	(345,561)	(1,233)
EUR	RBS	(1,322,000)	06/18/2014	(1,825,111)	(8,737)
EUR	RBS	36,194,567	06/18/2014	49,863,083	345,199
EUR	RBS	84,000	06/18/2014	115,421	1,102
EUR	RBS	36,225,617	06/18/2014	49,725,274	526,080
EUR	RBS	3,000	06/18/2014	4,157	4
EUR	RBS	7,315,500	06/18/2014	10,141,196	6,700
EUR	RBS	2,377,500	06/18/2014	3,316,829	(18,815)
EUR	RBS	3,461,500	06/18/2014	4,807,890	(6,176)
EUR	RBS	2,353,500	06/18/2014	3,270,349	(5,627)
EUR	RBS	4,627,500	06/18/2014	6,435,905	(16,742)
EUR	RBS	290,000	06/18/2014	399,919	2,362
EUR	RBS	1,130,000	06/18/2014	1,560,164	7,346
EUR	RBS	1,107,000	06/18/2014	1,530,574	5,031
EUR	RBS	1,195,500	06/18/2014	1,650,940	7,430
EUR	RBS	2,748,500	06/18/2014	3,781,097	31,560
EUR	RBS	2,202,500	06/18/2014	3,030,984	24,274
EUR	RBS	2,094,500	06/18/2014	2,889,777	15,666
EUR	RBS	1,591,000	06/18/2014	2,203,920	3,079
EUR	RBS	4,653,500	06/18/2014	6,436,773	18,456
EUR	RBS	3,095,500	06/18/2014	4,272,014	21,993
EUR	RBS	4,228,000	06/18/2014	5,874,589	(9,603)
EUR	RBS	5,281,000	06/18/2014	7,307,121	18,562
EUR	RBS	5,148,500	06/18/2014	7,137,453	4,429
EUR	RBS	7,858,500	06/18/2014	10,893,138	7,995
EUR	RBS	(5,151,000)	06/18/2014	(7,095,906)	(49,444)
EUR	RBS	(2,438,000)	06/18/2014	(3,354,251)	(27,688)
EUR	RBS	(3,412,000)	06/18/2014	(4,685,539)	(47,510)
EUR	RBS	(7,251,500)	06/18/2014	(10,003,794)	(55,322)
EUR	RBS	(4,893,000)	06/18/2014	(6,790,261)	2,802
EUR	RBS	(197,000)	06/18/2014	(273,599)	325
EUR	RBS	(12,000)	06/18/2014	(16,638)	(8)
EUR	RBS	(29,000)	06/18/2014	(40,211)	(17)
EUR	RBS	(9,000)	06/18/2014	(12,474)	(11)
GBP	CSFB	(673,500)	06/18/2014	(1,118,250)	(18,453)
GBP	CSFB	(1,393,000)	06/18/2014	(2,315,486)	(35,557)
GBP	CSFB	(321,500)	06/18/2014	(533,468)	(9,146)
GBP	CSFB	(2,658,000)	06/18/2014	(4,416,482)	(69,571)
GBP	CSFB	(1,618,000)	06/18/2014	(2,673,493)	(57,295)
GBP	CSFB	(1,241,000)	06/18/2014	(2,045,720)	(48,784)
GBP	CSFB	(2,275,500)	06/18/2014	(3,749,867)	(90,620)
GBP	CSFB	(339,500)	06/18/2014	(559,574)	(13,419)
GBP	CSFB	(449,500)	06/18/2014	(743,244)	(15,402)
GBP	CSFB	(145,000)	06/18/2014	(241,610)	(3,114)
GBP	CSFB	(635,500)	06/18/2014	(1,056,897)	(15,672)
GBP	CSFB	(1,318,500)	06/18/2014	(2,191,831)	(33,474)
GBP	CSFB	(30,000)	06/18/2014	(49,732)	(901)
GBP	CSFB	(76,500)	06/18/2014	(127,919)	(1,194)
GBP	CSFB	6,240,495	06/18/2014	10,412,266	120,162
GBP	CSFB	6,240,496	06/18/2014	10,420,224	112,205
GBP	CSFB	423,500	06/18/2014	705,706	9,058
GBP	CSFB	6,240,494	06/18/2014	10,417,648	114,778
GBP	CSFB	6,240,496	06/18/2014	10,435,399	97,030
GBP	CSFB	9,360,743	06/18/2014	15,570,722	227,920
GBP	CSFB	1,407,276	06/18/2014	2,337,204	37,933
GBP	CSFB	4,857,500	06/18/2014	8,070,217	128,054

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	CSFB	4,258,000	06/18/2014	$7,081,201	$105,260
GBP	CSFB	538,500	06/18/2014	891,902	16,955
GBP	CSFB	2,314,500	06/18/2014	3,864,984	41,325
GBP	CSFB	3,809,500	06/18/2014	6,373,754	55,750
GBP	CSFB	1,758,000	06/18/2014	2,948,553	18,520
GBP	CSFB	31,000	06/18/2014	51,778	542
GBP	CSFB	453,000	06/18/2014	758,113	6,440
GBP	CSFB	560,000	06/18/2014	941,641	3,502
GBP	CSFB	656,000	06/18/2014	1,100,353	6,815
GBP	CSFB	631,000	06/18/2014	1,060,163	4,810
GBP	CSFB	883,500	06/18/2014	1,483,726	7,405
GBP	CSFB	231,500	06/18/2014	388,878	1,837
GBP	CSFB	81,500	06/18/2014	136,974	578
GBP	CSFB	90,000	06/18/2014	151,411	487
GBP	CSFB	27,000	06/18/2014	45,427	142
GBP	CSFB	(59,000)	06/18/2014	(98,567)	(1,011)
GBP	CSFB	(433,500)	06/18/2014	(723,125)	(8,517)
GBP	CSFB	(355,500)	06/18/2014	(593,839)	(6,158)
GBP	CSFB	(59,500)	06/18/2014	(99,454)	(968)
GBP	CSFB	(650,000)	06/18/2014	(1,083,691)	(13,350)
GBP	CSFB	(4,700,000)	06/18/2014	(7,796,740)	(135,709)
GBP	CSFB	(1,531,000)	06/18/2014	(2,549,892)	(34,061)
GBP	RBS	(673,500)	06/18/2014	(1,118,247)	(18,456)
GBP	RBS	(1,393,000)	06/18/2014	(2,315,491)	(35,552)
GBP	RBS	(321,500)	06/18/2014	(533,467)	(9,146)
GBP	RBS	(2,658,000)	06/18/2014	(4,416,455)	(69,598)
GBP	RBS	(1,618,000)	06/18/2014	(2,673,488)	(57,300)
GBP	RBS	(1,241,000)	06/18/2014	(2,045,698)	(48,806)
GBP	RBS	(2,275,500)	06/18/2014	(3,749,844)	(90,643)
GBP	RBS	(339,500)	06/18/2014	(559,568)	(13,424)
GBP	RBS	(449,500)	06/18/2014	(743,243)	(15,403)
GBP	RBS	(145,000)	06/18/2014	(241,605)	(3,120)
GBP	RBS	(635,500)	06/18/2014	(1,056,894)	(15,675)
GBP	RBS	(1,318,500)	06/18/2014	(2,191,813)	(33,492)
GBP	RBS	(30,000)	06/18/2014	(49,731)	(901)
GBP	RBS	(76,500)	06/18/2014	(127,918)	(1,195)
GBP	RBS	6,240,496	06/18/2014	10,412,268	120,162
GBP	RBS	6,240,494	06/18/2014	10,420,221	112,205
GBP	RBS	423,500	06/18/2014	705,717	9,047
GBP	RBS	6,240,497	06/18/2014	10,417,611	114,820
GBP	RBS	6,240,494	06/18/2014	10,435,354	97,072
GBP	RBS	9,360,741	06/18/2014	15,570,657	227,982
GBP	RBS	1,407,277	06/18/2014	2,337,206	37,933
GBP	RBS	4,857,500	06/18/2014	8,070,295	127,976
GBP	RBS	4,258,000	06/18/2014	7,081,240	105,222
GBP	RBS	538,500	06/18/2014	891,910	16,947
GBP	RBS	2,314,500	06/18/2014	3,865,008	41,302
GBP	RBS	3,809,500	06/18/2014	6,373,822	55,681
GBP	RBS	1,758,000	06/18/2014	2,948,546	18,527
GBP	RBS	31,000	06/18/2014	51,779	542
GBP	RBS	453,000	06/18/2014	758,119	6,434
GBP	RBS	560,000	06/18/2014	941,645	3,498
GBP	RBS	656,000	06/18/2014	1,100,377	6,791
GBP	RBS	631,000	06/18/2014	1,060,172	4,802
GBP	RBS	883,500	06/18/2014	1,483,738	7,394
GBP	RBS	231,500	06/18/2014	388,883	1,832
GBP	RBS	81,500	06/18/2014	136,974	578

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	RBS	90,000	06/18/2014	$151,415	$483
GBP	RBS	27,000	06/18/2014	45,428	141
GBP	RBS	(59,000)	06/18/2014	(98,566)	(1,012)
GBP	RBS	(433,500)	06/18/2014	(723,116)	(8,526)
GBP	RBS	(355,500)	06/18/2014	(593,837)	(6,160)
GBP	RBS	(59,500)	06/18/2014	(99,452)	(969)
GBP	RBS	(650,000)	06/18/2014	(1,083,676)	(13,364)
GBP	RBS	(4,700,000)	06/18/2014	(7,796,707)	(135,742)
GBP	RBS	(1,531,000)	06/18/2014	(2,549,854)	(34,100)
HKD	CSFB	362,000	06/18/2014	46,655	42
HKD	RBS	362,000	06/18/2014	46,656	42
HUF	CSFB	(15,000,000)	06/18/2014	(66,820)	(842)
HUF	CSFB	25,000,000	06/18/2014	112,340	430
HUF	CSFB	160,000,000	06/18/2014	721,957	(228)
HUF	CSFB	135,000,000	06/18/2014	611,571	(2,612)
HUF	CSFB	95,000,000	06/18/2014	425,327	3,200
HUF	CSFB	15,000,000	06/18/2014	67,118	544
HUF	CSFB	10,000,000	06/18/2014	44,720	388
HUF	CSFB	155,000,000	06/18/2014	701,355	(2,180)
HUF	CSFB	60,000,000	06/18/2014	269,364	1,285
HUF	CSFB	65,000,000	06/18/2014	290,438	2,764
HUF	CSFB	(273,913,413)	06/18/2014	(1,210,059)	(25,511)
HUF	CSFB	(313,086,587)	06/18/2014	(1,378,910)	(33,363)
HUF	RBS	(15,000,000)	06/18/2014	(66,841)	(822)
HUF	RBS	25,000,000	06/18/2014	112,339	431
HUF	RBS	160,000,000	06/18/2014	721,964	(235)
HUF	RBS	135,000,000	06/18/2014	611,584	(2,625)
HUF	RBS	155,000,000	06/18/2014	701,205	(2,030)
HUF	RBS	95,000,000	06/18/2014	425,332	3,194
HUF	RBS	15,000,000	06/18/2014	67,108	554
HUF	RBS	10,000,000	06/18/2014	44,739	369
HUF	RBS	60,000,000	06/18/2014	269,346	1,302
HUF	RBS	65,000,000	06/18/2014	290,371	2,832
HUF	RBS	(273,913,413)	06/18/2014	(1,210,052)	(25,519)
HUF	RBS	(313,086,587)	06/18/2014	(1,378,902)	(33,371)
IDR	CSFB	500,000,000	06/18/2014	42,455	416
IDR	CSFB	500,000,000	06/18/2014	42,230	642
IDR	CSFB	500,000,000	06/18/2014	42,856	16
IDR	CSFB	1,700,000,000	06/18/2014	148,408	(2,644)
IDR	CSFB	(8,400,000,000)	06/18/2014	(716,117)	(4,128)
IDR	RBS	500,000,000	06/18/2014	42,456	416
IDR	RBS	500,000,000	06/18/2014	42,231	641
IDR	RBS	500,000,000	06/18/2014	42,857	15
IDR	RBS	1,700,000,000	06/18/2014	148,410	(2,646)
IDR	RBS	(8,400,000,000)	06/18/2014	(716,113)	(4,132)
ILS	CSFB	(650,000)	06/18/2014	(186,488)	(1,260)
ILS	CSFB	(600,000)	06/18/2014	(172,162)	(1,143)
ILS	CSFB	(500,000)	06/18/2014	(143,055)	(1,367)
ILS	CSFB	(4,100,000)	06/18/2014	(1,175,159)	(9,097)
ILS	CSFB	(1,800,000)	06/18/2014	(515,934)	(3,984)
ILS	CSFB	300,000	06/18/2014	85,790	863
ILS	CSFB	1,200,000	06/18/2014	343,415	3,196
ILS	CSFB	700,000	06/18/2014	200,577	1,613
ILS	CSFB	950,000	06/18/2014	273,301	1,100
ILS	CSFB	300,000	06/18/2014	86,711	(58)
ILS	CSFB	5,525,139	06/18/2014	1,589,017	6,880
ILS	CSFB	900,000	06/18/2014	259,435	524

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
ILS	CSFB	7,274,862	06/18/2014	$2,092,836	$8,456
ILS	CSFB	500,000	06/18/2014	143,968	454
ILS	CSFB	1,000,000	06/18/2014	287,408	1,435
ILS	CSFB	2,000,000	06/18/2014	575,490	2,195
ILS	CSFB	450,000	06/18/2014	129,584	396
ILS	CSFB	700,000	06/18/2014	201,027	1,163
ILS	CSFB	1,150,000	06/18/2014	332,043	126
ILS	CSFB	2,350,000	06/18/2014	675,749	3,031
ILS	CSFB	700,000	06/18/2014	201,822	368
ILS	CSFB	100,000	06/18/2014	28,791	93
ILS	CSFB	2,350,000	06/18/2014	675,910	2,871
ILS	CSFB	2,600,000	06/18/2014	749,109	1,882
ILS	RBS	(650,000)	06/18/2014	(186,466)	(1,282)
ILS	RBS	(600,000)	06/18/2014	(172,137)	(1,169)
ILS	RBS	(500,000)	06/18/2014	(143,083)	(1,338)
ILS	RBS	(4,100,000)	06/18/2014	(1,175,259)	(8,997)
ILS	RBS	(1,800,000)	06/18/2014	(515,978)	(3,939)
ILS	RBS	300,000	06/18/2014	85,813	839
ILS	RBS	1,200,000	06/18/2014	343,341	3,270
ILS	RBS	700,000	06/18/2014	200,562	1,628
ILS	RBS	950,000	06/18/2014	273,298	1,102
ILS	RBS	300,000	06/18/2014	86,705	(52)
ILS	RBS	5,525,139	06/18/2014	1,589,008	6,889
ILS	RBS	900,000	06/18/2014	259,356	602
ILS	RBS	7,274,861	06/18/2014	2,092,823	8,469
ILS	RBS	500,000	06/18/2014	143,958	463
ILS	RBS	1,000,000	06/18/2014	287,392	1,451
ILS	RBS	2,000,000	06/18/2014	575,421	2,265
ILS	RBS	450,000	06/18/2014	129,574	406
ILS	RBS	700,000	06/18/2014	201,048	1,142
ILS	RBS	700,000	06/18/2014	201,806	384
ILS	RBS	100,000	06/18/2014	28,800	85
ILS	RBS	2,350,000	06/18/2014	675,639	3,142
ILS	RBS	1,150,000	06/18/2014	332,028	142
ILS	RBS	2,350,000	06/18/2014	675,856	2,924
ILS	RBS	2,600,000	06/18/2014	749,054	1,937
INR	CSFB	(17,208,187)	06/18/2014	(277,643)	(4,614)
INR	CSFB	(93,500,000)	06/18/2014	(1,522,748)	(10,882)
INR	CSFB	(87,000,000)	06/18/2014	(1,408,596)	(18,418)
INR	CSFB	(18,000,000)	06/18/2014	(291,425)	(3,819)
INR	CSFB	(85,500,000)	06/18/2014	(1,383,145)	(19,265)
INR	CSFB	(61,500,000)	06/18/2014	(1,003,422)	(5,328)
INR	CSFB	39,000,000	06/18/2014	626,837	12,859
INR	CSFB	22,500,000	06/18/2014	362,901	6,154
INR	CSFB	16,500,000	06/18/2014	263,367	7,274
INR	CSFB	500,000	06/18/2014	8,019	182
INR	CSFB	4,500,000	06/18/2014	72,255	1,556
INR	CSFB	19,000,000	06/18/2014	304,587	7,060
INR	CSFB	33,500,000	06/18/2014	538,502	10,980
INR	CSFB	8,500,000	06/18/2014	137,697	1,724
INR	CSFB	18,500,000	06/18/2014	300,375	3,070
INR	CSFB	5,000,000	06/18/2014	81,834	179
INR	CSFB	15,000,000	06/18/2014	246,105	(68)
INR	CSFB	10,000,000	06/18/2014	164,610	(586)
INR	CSFB	5,000,000	06/18/2014	82,251	(239)
INR	CSFB	52,500,000	06/18/2014	865,904	(4,776)
INR	CSFB	37,500,000	06/18/2014	616,111	(1,019)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
INR	CSFB	3,000,000	06/18/2014	$49,052	$155
INR	CSFB	7,500,000	06/18/2014	123,336	(317)
INR	CSFB	15,000,000	06/18/2014	245,380	657
INR	CSFB	14,000,000	06/18/2014	230,208	(573)
INR	CSFB	22,500,000	06/18/2014	367,950	1,105
INR	CSFB	4,500,000	06/18/2014	73,583	228
INR	CSFB	(18,623,143)	06/18/2014	(297,734)	(7,731)
INR	CSFB	(27,893,827)	06/18/2014	(446,876)	(10,651)
INR	CSFB	(20,245,588)	06/18/2014	(327,866)	(4,212)
INR	CSFB	(18,529,255)	06/18/2014	(297,876)	(6,049)
INR	RBS	(17,208,187)	06/18/2014	(277,641)	(4,615)
INR	RBS	(93,500,000)	06/18/2014	(1,522,748)	(10,882)
INR	RBS	(87,000,000)	06/18/2014	(1,408,596)	(18,418)
INR	RBS	(18,000,000)	06/18/2014	(291,425)	(3,819)
INR	RBS	(85,500,000)	06/18/2014	(1,383,148)	(19,261)
INR	RBS	(61,500,000)	06/18/2014	(1,003,422)	(5,328)
INR	RBS	39,000,000	06/18/2014	626,837	12,859
INR	RBS	22,500,000	06/18/2014	362,901	6,154
INR	RBS	16,500,000	06/18/2014	263,367	7,274
INR	RBS	500,000	06/18/2014	8,019	182
INR	RBS	4,500,000	06/18/2014	72,255	1,556
INR	RBS	19,000,000	06/18/2014	304,587	7,060
INR	RBS	33,500,000	06/18/2014	538,502	10,980
INR	RBS	8,500,000	06/18/2014	137,697	1,724
INR	RBS	18,500,000	06/18/2014	300,375	3,070
INR	RBS	5,000,000	06/18/2014	81,834	179
INR	RBS	15,000,000	06/18/2014	246,105	(68)
INR	RBS	10,000,000	06/18/2014	164,610	(586)
INR	RBS	5,000,000	06/18/2014	82,251	(239)
INR	RBS	52,500,000	06/18/2014	865,903	(4,774)
INR	RBS	37,500,000	06/18/2014	616,111	(1,019)
INR	RBS	3,000,000	06/18/2014	49,052	155
INR	RBS	7,500,000	06/18/2014	123,335	(317)
INR	RBS	15,000,000	06/18/2014	245,380	657
INR	RBS	14,000,000	06/18/2014	230,207	(573)
INR	RBS	22,500,000	06/18/2014	367,950	1,105
INR	RBS	4,500,000	06/18/2014	73,584	227
INR	RBS	(18,623,142)	06/18/2014	(297,732)	(7,733)
INR	RBS	(27,893,828)	06/18/2014	(446,873)	(10,654)
INR	RBS	(20,245,589)	06/18/2014	(327,864)	(4,213)
INR	RBS	(18,529,254)	06/18/2014	(297,874)	(6,051)
JPY	CSFB	(31,500,000)	06/18/2014	(308,661)	458
JPY	CSFB	(50,432,500)	06/18/2014	(494,323)	880
JPY	CSFB	(111,634,000)	06/18/2014	(1,092,671)	419
JPY	CSFB	(589,472,500)	06/18/2014	(5,717,551)	(49,984)
JPY	CSFB	(1,511,705,500)	06/18/2014	(14,611,874)	(179,001)
JPY	CSFB	(1,072,836,000)	06/18/2014	(10,344,267)	(152,608)
JPY	CSFB	(569,665,500)	06/18/2014	(5,482,423)	(91,315)
JPY	CSFB	(770,119,500)	06/18/2014	(7,416,989)	(118,038)
JPY	CSFB	(170,500,000)	06/18/2014	(1,653,622)	(14,590)
JPY	CSFB	(8,000,000)	06/18/2014	(78,623)	350
JPY	CSFB	(408,974,000)	06/18/2014	(4,000,819)	(677)
JPY	CSFB	(1,661,764,500)	06/18/2014	(16,202,738)	(56,349)
JPY	CSFB	(1,255,864,500)	06/18/2014	(12,278,716)	(8,952)
JPY	CSFB	(38,447,000)	06/18/2014	(374,683)	(1,491)
JPY	CSFB	(672,379,000)	06/18/2014	(6,564,374)	(14,337)
JPY	CSFB	118,962,500	06/18/2014	1,174,547	(10,591)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	CSFB	929,520,000	06/18/2014	$9,121,385	$(26,748)
JPY	CSFB	65,500,000	06/18/2014	640,492	375
JPY	CSFB	531,487,500	06/18/2014	5,184,740	15,457
JPY	CSFB	526,375,500	06/18/2014	5,188,809	(38,630)
JPY	CSFB	1,334,004,000	06/18/2014	13,121,761	(69,559)
JPY	CSFB	927,524,000	06/18/2014	9,145,010	(69,902)
JPY	CSFB	680,066,000	06/18/2014	6,698,206	(44,284)
JPY	CSFB	725,812,000	06/18/2014	7,090,678	10,834
JPY	CSFB	264,453,000	06/18/2014	2,581,196	6,273
JPY	CSFB	181,742,500	06/18/2014	1,779,005	(794)
JPY	CSFB	612,881,000	06/18/2014	5,987,462	9,107
JPY	CSFB	1,797,121,000	06/18/2014	17,629,600	(46,154)
JPY	CSFB	991,176,500	06/18/2014	9,755,962	(58,063)
JPY	CSFB	30,141,500	06/18/2014	296,697	(1,786)
JPY	CSFB	313,053,500	06/18/2014	3,082,873	(19,886)
JPY	CSFB	162,337,000	06/18/2014	1,589,477	(1,135)
JPY	CSFB	335,870,000	06/18/2014	3,284,208	2,022
JPY	CSFB	(1,981,523,092)	06/18/2014	(19,338,930)	(48,748)
JPY	CSFB	(383,168,500)	06/18/2014	(3,728,315)	(20,694)
JPY	CSFB	(655,735,000)	06/18/2014	(6,361,098)	(54,764)
JPY	CSFB	(2,120,005,876)	06/18/2014	(20,606,206)	(136,420)
JPY	CSFB	(819,427,500)	06/18/2014	(7,935,887)	(81,581)
JPY	CSFB	(1,909,780,010)	06/18/2014	(18,498,197)	(187,530)
JPY	CSFB	(458,705,000)	06/18/2014	(4,466,246)	(21,829)
JPY	CSFB	(957,824,021)	06/18/2014	(9,314,436)	(57,135)
JPY	RBS	(31,500,000)	06/18/2014	(308,658)	455
JPY	RBS	(50,432,500)	06/18/2014	(494,319)	876
JPY	RBS	(111,634,000)	06/18/2014	(1,092,656)	403
JPY	RBS	(589,472,500)	06/18/2014	(5,717,517)	(50,018)
JPY	RBS	(1,511,705,500)	06/18/2014	(14,611,857)	(179,018)
JPY	RBS	(1,072,836,000)	06/18/2014	(10,344,215)	(152,660)
JPY	RBS	(569,665,500)	06/18/2014	(5,482,369)	(91,369)
JPY	RBS	(770,119,500)	06/18/2014	(7,416,909)	(118,118)
JPY	RBS	(170,500,000)	06/18/2014	(1,653,612)	(14,600)
JPY	RBS	(8,000,000)	06/18/2014	(78,621)	347
JPY	RBS	(408,974,000)	06/18/2014	(4,000,795)	(701)
JPY	RBS	(1,661,764,500)	06/18/2014	(16,202,656)	(56,430)
JPY	RBS	(1,255,864,500)	06/18/2014	(12,278,594)	(9,073)
JPY	RBS	(38,447,000)	06/18/2014	(374,681)	(1,493)
JPY	RBS	(672,379,000)	06/18/2014	(6,564,328)	(14,383)
JPY	RBS	118,962,500	06/18/2014	1,174,559	(10,603)
JPY	RBS	929,520,000	06/18/2014	9,121,530	(26,892)
JPY	RBS	65,500,000	06/18/2014	640,505	362
JPY	RBS	4,722,000	06/18/2014	45,760	441
JPY	RBS	531,487,500	06/18/2014	5,184,720	15,476
JPY	RBS	526,375,500	06/18/2014	5,188,896	(38,717)
JPY	RBS	1,334,004,000	06/18/2014	13,121,756	(69,554)
JPY	RBS	927,524,000	06/18/2014	9,145,020	(69,911)
JPY	RBS	680,066,000	06/18/2014	6,698,193	(44,271)
JPY	RBS	725,812,000	06/18/2014	7,090,568	10,944
JPY	RBS	264,453,000	06/18/2014	2,581,206	6,263
JPY	RBS	181,742,500	06/18/2014	1,779,024	(814)
JPY	RBS	612,881,000	06/18/2014	5,987,620	8,949
JPY	RBS	1,797,121,000	06/18/2014	17,629,775	(46,329)
JPY	RBS	991,176,500	06/18/2014	9,755,982	(58,083)
JPY	RBS	30,141,500	06/18/2014	296,701	(1,790)
JPY	RBS	313,053,500	06/18/2014	3,082,913	(19,926)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	RBS	162,337,000	06/18/2014	$1,589,487	$(1,144)
JPY	RBS	335,870,000	06/18/2014	3,284,227	2,002
JPY	RBS	(1,981,523,093)	06/18/2014	(19,339,008)	(48,670)
JPY	RBS	(383,168,500)	06/18/2014	(3,728,293)	(20,716)
JPY	RBS	(655,735,000)	06/18/2014	(6,361,066)	(54,796)
JPY	RBS	(2,120,005,876)	06/18/2014	(20,606,289)	(136,337)
JPY	RBS	(819,427,500)	06/18/2014	(7,935,770)	(81,697)
JPY	RBS	(1,909,780,008)	06/18/2014	(18,498,271)	(187,456)
JPY	RBS	(957,824,021)	06/18/2014	(9,314,473)	(57,098)
JPY	RBS	(458,705,000)	06/18/2014	(4,466,298)	(21,778)
KRW	CSFB	(1,365,000,000)	06/18/2014	(1,267,447)	(50,057)
KRW	CSFB	(1,820,000,000)	06/18/2014	(1,692,252)	(64,420)
KRW	CSFB	(1,455,000,000)	06/18/2014	(1,355,452)	(48,920)
KRW	CSFB	(225,000,000)	06/18/2014	(208,410)	(8,761)
KRW	CSFB	(1,080,000,000)	06/18/2014	(995,806)	(46,615)
KRW	CSFB	(145,000,000)	06/18/2014	(134,010)	(5,944)
KRW	CSFB	(220,000,000)	06/18/2014	(207,950)	(4,395)
KRW	CSFB	(70,000,000)	06/18/2014	(66,938)	(627)
KRW	CSFB	(135,000,000)	06/18/2014	(129,552)	(751)
KRW	CSFB	(10,000,000)	06/18/2014	(9,612)	(40)
KRW	CSFB	(40,000,000)	06/18/2014	(38,472)	(136)
KRW	CSFB	(65,000,000)	06/18/2014	(62,839)	101
KRW	CSFB	115,000,000	06/18/2014	106,738	4,261
KRW	CSFB	400,000,000	06/18/2014	374,153	11,929
KRW	CSFB	1,707,592,238	06/18/2014	1,599,373	48,803
KRW	CSFB	2,058,176,694	06/18/2014	1,919,326	67,235
KRW	CSFB	990,000,000	06/18/2014	923,725	31,827
KRW	CSFB	1,711,771,604	06/18/2014	1,599,393	52,817
KRW	CSFB	1,030,535,051	06/18/2014	959,625	35,052
KRW	CSFB	579,039,414	06/18/2014	539,513	19,379
KRW	CSFB	90,000,000	06/18/2014	83,837	3,032
KRW	CSFB	1,840,000,000	06/18/2014	1,718,997	56,979
KRW	CSFB	3,855,000,000	06/18/2014	3,622,075	98,788
KRW	CSFB	4,020,000,000	06/18/2014	3,788,430	91,691
KRW	CSFB	1,870,000,000	06/18/2014	1,760,679	44,253
KRW	CSFB	925,000,000	06/18/2014	871,629	21,185
KRW	CSFB	835,000,000	06/18/2014	790,277	15,669
KRW	CSFB	95,000,000	06/18/2014	91,475	220
KRW	CSFB	35,000,000	06/18/2014	33,532	251
KRW	CSFB	175,000,000	06/18/2014	167,145	1,765
KRW	CSFB	75,000,000	06/18/2014	71,901	489
KRW	CSFB	375,000,000	06/18/2014	360,552	1,399
KRW	CSFB	45,000,000	06/18/2014	43,192	243
KRW	CSFB	10,000,000	06/18/2014	9,672	(20)
KRW	CSFB	(40,000,000)	06/18/2014	(37,094)	(1,514)
KRW	CSFB	(765,000,000)	06/18/2014	(709,664)	(28,717)
KRW	CSFB	(850,000,000)	06/18/2014	(792,204)	(28,220)
KRW	RBS	(1,365,000,000)	06/18/2014	(1,267,431)	(50,073)
KRW	RBS	(1,820,000,000)	06/18/2014	(1,692,231)	(64,441)
KRW	RBS	(1,455,000,000)	06/18/2014	(1,355,433)	(48,939)
KRW	RBS	(225,000,000)	06/18/2014	(208,406)	(8,765)
KRW	RBS	(1,080,000,000)	06/18/2014	(995,792)	(46,629)
KRW	RBS	(145,000,000)	06/18/2014	(134,010)	(5,945)
KRW	RBS	(220,000,000)	06/18/2014	(207,945)	(4,400)
KRW	RBS	(70,000,000)	06/18/2014	(66,936)	(628)
KRW	RBS	(135,000,000)	06/18/2014	(129,549)	(753)
KRW	RBS	(10,000,000)	06/18/2014	(9,612)	(40)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
KRW	RBS	(40,000,000)	06/18/2014	$(38,471)	$(137)
KRW	RBS	(65,000,000)	06/18/2014	(62,837)	99
KRW	RBS	115,000,000	06/18/2014	106,739	4,259
KRW	RBS	400,000,000	06/18/2014	374,160	11,921
KRW	RBS	1,707,592,239	06/18/2014	1,599,363	48,812
KRW	RBS	2,058,176,693	06/18/2014	1,919,314	67,247
KRW	RBS	990,000,000	06/18/2014	923,729	31,824
KRW	RBS	1,711,771,604	06/18/2014	1,599,383	52,826
KRW	RBS	110,000,000	06/18/2014	102,402	3,771
KRW	RBS	1,030,535,049	06/18/2014	959,619	35,058
KRW	RBS	579,039,415	06/18/2014	539,510	19,382
KRW	RBS	90,000,000	06/18/2014	83,839	3,030
KRW	RBS	1,840,000,000	06/18/2014	1,719,019	56,957
KRW	RBS	3,855,000,000	06/18/2014	3,622,131	98,732
KRW	RBS	4,020,000,000	06/18/2014	3,788,486	91,635
KRW	RBS	1,870,000,000	06/18/2014	1,760,749	44,183
KRW	RBS	925,000,000	06/18/2014	871,640	21,174
KRW	RBS	835,000,000	06/18/2014	790,288	15,658
KRW	RBS	95,000,000	06/18/2014	91,476	219
KRW	RBS	35,000,000	06/18/2014	33,532	250
KRW	RBS	175,000,000	06/18/2014	167,148	1,763
KRW	RBS	75,000,000	06/18/2014	71,902	488
KRW	RBS	375,000,000	06/18/2014	360,558	1,394
KRW	RBS	45,000,000	06/18/2014	43,192	242
KRW	RBS	260,000,000	06/18/2014	249,233	1,720
KRW	RBS	10,000,000	06/18/2014	9,672	(20)
KRW	RBS	(40,000,000)	06/18/2014	(37,093)	(1,515)
KRW	RBS	(765,000,000)	06/18/2014	(709,654)	(28,727)
KRW	RBS	(850,000,000)	06/18/2014	(792,193)	(28,231)
MXN	CSFB	(6,000,000)	06/18/2014	(449,327)	(7,429)
MXN	CSFB	(3,500,000)	06/18/2014	(264,078)	(2,364)
MXN	CSFB	(1,500,000)	06/18/2014	(112,797)	(1,392)
MXN	CSFB	(1,500,000)	06/18/2014	(114,097)	(92)
MXN	CSFB	(4,000,000)	06/18/2014	(305,777)	1,273
MXN	CSFB	(8,500,000)	06/18/2014	(644,562)	(2,510)
MXN	CSFB	(9,500,000)	06/18/2014	(722,543)	(654)
MXN	CSFB	4,500,000	06/18/2014	342,153	414
MXN	CSFB	500,000	06/18/2014	37,999	64
MXN	CSFB	7,500,000	06/18/2014	571,517	(572)
MXN	CSFB	2,000,000	06/18/2014	152,868	(615)
MXN	CSFB	4,000,000	06/18/2014	307,228	(2,724)
MXN	CSFB	15,500,000	06/18/2014	1,182,175	(2,222)
MXN	CSFB	8,500,000	06/18/2014	649,742	(2,670)
MXN	CSFB	26,500,000	06/18/2014	2,022,140	(4,800)
MXN	CSFB	1,000,000	06/18/2014	76,021	105
MXN	CSFB	6,000,000	06/18/2014	456,374	382
MXN	CSFB	(2,500,000)	06/18/2014	(186,593)	(3,722)
MXN	CSFB	(20,129,228)	06/18/2014	(1,516,146)	(16,213)
MXN	CSFB	(54,070,772)	06/18/2014	(4,058,733)	(57,460)
MXN	CSFB	(7,000,000)	06/18/2014	(525,318)	(7,564)
MXN	RBS	(6,000,000)	06/18/2014	(449,308)	(7,448)
MXN	RBS	(3,500,000)	06/18/2014	(264,070)	(2,371)
MXN	RBS	(1,500,000)	06/18/2014	(112,806)	(1,383)
MXN	RBS	(1,500,000)	06/18/2014	(114,102)	(87)
MXN	RBS	(4,000,000)	06/18/2014	(305,810)	1,306
MXN	RBS	(8,500,000)	06/18/2014	(644,597)	(2,474)
MXN	RBS	(9,500,000)	06/18/2014	(722,598)	(599)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	RBS	4,500,000	06/18/2014	$342,153	$414
MXN	RBS	500,000	06/18/2014	38,006	57
MXN	RBS	7,500,000	06/18/2014	571,455	(510)
MXN	RBS	2,000,000	06/18/2014	152,861	(609)
MXN	RBS	4,000,000	06/18/2014	307,223	(2,719)
MXN	RBS	15,500,000	06/18/2014	1,182,180	(2,226)
MXN	RBS	8,500,000	06/18/2014	649,829	(2,758)
MXN	RBS	26,500,000	06/18/2014	2,022,036	(4,696)
MXN	RBS	1,000,000	06/18/2014	76,037	90
MXN	RBS	6,000,000	06/18/2014	456,329	428
MXN	RBS	(2,500,000)	06/18/2014	(186,592)	(3,723)
MXN	RBS	(20,129,229)	06/18/2014	(1,516,155)	(16,204)
MXN	RBS	(54,070,771)	06/18/2014	(4,058,758)	(57,436)
MXN	RBS	(7,000,000)	06/18/2014	(525,318)	(7,564)
MYR	CSFB	(300,000)	06/18/2014	(90,252)	(1,281)
MYR	CSFB	(3,000,000)	06/18/2014	(909,169)	(6,163)
MYR	CSFB	(1,650,000)	06/18/2014	(503,476)	43
MYR	CSFB	200,000	06/18/2014	60,533	489
MYR	CSFB	150,000	06/18/2014	45,704	62
MYR	CSFB	50,000	06/18/2014	15,274	(19)
MYR	CSFB	150,000	06/18/2014	45,510	257
MYR	CSFB	100,000	06/18/2014	30,322	189
MYR	CSFB	150,000	06/18/2014	45,311	456
MYR	CSFB	50,000	06/18/2014	15,272	(16)
MYR	CSFB	3,150,000	06/18/2014	962,356	(1,257)
MYR	CSFB	4,400,000	06/18/2014	1,340,925	1,562
MYR	CSFB	3,050,000	06/18/2014	940,638	(10,051)
MYR	CSFB	2,300,000	06/18/2014	709,998	(8,244)
MYR	CSFB	(10,700,000)	06/18/2014	(3,258,340)	(6,343)
MYR	CSFB	(100,000)	06/18/2014	(30,345)	(166)
MYR	RBS	(300,000)	06/18/2014	(90,251)	(1,282)
MYR	RBS	(3,000,000)	06/18/2014	(909,133)	(6,199)
MYR	RBS	(1,650,000)	06/18/2014	(503,469)	36
MYR	RBS	200,000	06/18/2014	60,534	488
MYR	RBS	150,000	06/18/2014	45,705	62
MYR	RBS	50,000	06/18/2014	15,274	(19)
MYR	RBS	150,000	06/18/2014	45,511	256
MYR	RBS	100,000	06/18/2014	30,322	189
MYR	RBS	150,000	06/18/2014	45,311	455
MYR	RBS	100,000	06/18/2014	30,395	116
MYR	RBS	100,000	06/18/2014	30,567	(56)
MYR	RBS	50,000	06/18/2014	15,272	(17)
MYR	RBS	3,150,000	06/18/2014	962,369	(1,271)
MYR	RBS	4,400,000	06/18/2014	1,340,935	1,552
MYR	RBS	3,050,000	06/18/2014	940,646	(10,059)
MYR	RBS	2,300,000	06/18/2014	710,008	(8,254)
MYR	RBS	(100,000)	06/18/2014	(30,230)	(281)
MYR	RBS	(200,000)	06/18/2014	(60,827)	(195)
MYR	RBS	(10,700,000)	06/18/2014	(3,258,321)	(6,363)
MYR	RBS	(100,000)	06/18/2014	(30,344)	(167)
NOK	CSFB	(18,201,000)	06/18/2014	(2,984,487)	(71,272)
NOK	CSFB	(31,779,500)	06/18/2014	(5,229,176)	(106,272)
NOK	CSFB	(14,582,500)	06/18/2014	(2,409,994)	(38,256)
NOK	CSFB	(27,347,000)	06/18/2014	(4,511,188)	(80,090)
NOK	CSFB	(148,000)	06/18/2014	(24,712)	(136)
NOK	CSFB	(5,673,000)	06/18/2014	(945,550)	(6,888)
NOK	CSFB	(9,101,500)	06/18/2014	(1,515,340)	(12,707)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	CSFB	14,570,000	06/18/2014	$2,405,045	$41,107
NOK	CSFB	14,874,500	06/18/2014	2,466,689	30,586
NOK	CSFB	22,352,500	06/18/2014	3,718,336	34,417
NOK	CSFB	8,468,500	06/18/2014	1,412,571	9,203
NOK	CSFB	13,419,000	06/18/2014	2,238,180	14,731
NOK	CSFB	10,965,500	06/18/2014	1,828,086	12,908
NOK	CSFB	4,035,000	06/18/2014	679,144	(1,709)
NOK	CSFB	7,368,000	06/18/2014	1,228,408	8,603
NOK	CSFB	5,977,500	06/18/2014	990,926	12,635
NOK	CSFB	31,396,500	06/18/2014	5,220,259	50,888
NOK	CSFB	22,489,500	06/18/2014	3,753,927	21,827
NOK	CSFB	12,081,500	06/18/2014	2,016,820	11,539
NOK	CSFB	9,171,500	06/18/2014	1,530,225	9,575
NOK	CSFB	2,106,500	06/18/2014	349,416	4,244
NOK	CSFB	7,986,000	06/18/2014	1,331,740	9,027
NOK	CSFB	20,053,500	06/18/2014	3,343,547	23,228
NOK	CSFB	1,738,000	06/18/2014	289,809	1,983
NOK	CSFB	(37,010,000)	06/18/2014	(6,180,307)	(33,289)
NOK	RBS	(18,201,000)	06/18/2014	(2,984,462)	(71,297)
NOK	RBS	(31,779,500)	06/18/2014	(5,229,276)	(106,173)
NOK	RBS	(14,582,500)	06/18/2014	(2,410,128)	(38,123)
NOK	RBS	(27,347,000)	06/18/2014	(4,511,224)	(80,054)
NOK	RBS	(148,000)	06/18/2014	(24,712)	(135)
NOK	RBS	(5,673,000)	06/18/2014	(945,556)	(6,882)
NOK	RBS	(9,101,500)	06/18/2014	(1,515,397)	(12,650)
NOK	RBS	14,570,000	06/18/2014	2,405,008	41,144
NOK	RBS	14,874,500	06/18/2014	2,466,724	30,550
NOK	RBS	22,352,500	06/18/2014	3,718,272	34,481
NOK	RBS	8,468,500	06/18/2014	1,412,554	9,219
NOK	RBS	13,419,000	06/18/2014	2,238,163	14,748
NOK	RBS	10,965,500	06/18/2014	1,828,200	12,794
NOK	RBS	4,035,000	06/18/2014	679,150	(1,715)
NOK	RBS	7,368,000	06/18/2014	1,228,394	8,617
NOK	RBS	5,977,500	06/18/2014	990,990	12,570
NOK	RBS	31,396,500	06/18/2014	5,220,196	50,950
NOK	RBS	22,489,500	06/18/2014	3,753,900	21,854
NOK	RBS	12,081,500	06/18/2014	2,016,813	11,545
NOK	RBS	9,171,500	06/18/2014	1,530,234	9,566
NOK	RBS	2,106,500	06/18/2014	349,415	4,244
NOK	RBS	7,986,000	06/18/2014	1,331,792	8,975
NOK	RBS	20,053,500	06/18/2014	3,343,472	23,302
NOK	RBS	1,738,000	06/18/2014	289,827	1,966
NOK	RBS	(37,010,000)	06/18/2014	(6,180,282)	(33,313)
NZD	CSFB	(2,835,500)	06/18/2014	(2,421,581)	(13,345)
NZD	CSFB	(9,610,000)	06/18/2014	(8,150,956)	(101,428)
NZD	CSFB	(4,830,000)	06/18/2014	(4,101,070)	(46,591)
NZD	CSFB	(1,972,500)	06/18/2014	(1,687,704)	(6,138)
NZD	CSFB	(488,000)	06/18/2014	(420,056)	997
NZD	CSFB	(2,789,500)	06/18/2014	(2,398,892)	3,468
NZD	CSFB	(3,656,000)	06/18/2014	(3,127,655)	(11,858)
NZD	CSFB	(3,163,500)	06/18/2014	(2,703,777)	(12,812)
NZD	CSFB	(7,194,000)	06/18/2014	(6,148,016)	(29,679)
NZD	CSFB	(855,500)	06/18/2014	(733,311)	(1,332)
NZD	CSFB	(1,149,000)	06/18/2014	(980,875)	(5,805)
NZD	CSFB	(655,000)	06/18/2014	(558,076)	(4,392)
NZD	CSFB	7,019,000	06/18/2014	5,827,055	200,363
NZD	CSFB	6,238,000	06/18/2014	5,191,867	164,883

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NZD	CSFB	6,712,370	06/18/2014	$5,588,601	$175,505
NZD	CSFB	2,129,500	06/18/2014	1,775,963	52,700
NZD	CSFB	5,019,315	06/18/2014	4,191,446	118,785
NZD	CSFB	687,500	06/18/2014	576,890	13,486
NZD	CSFB	3,320,940	06/18/2014	2,794,277	57,510
NZD	CSFB	5,072,866	06/18/2014	4,267,982	88,235
NZD	CSFB	1,616,300	06/18/2014	1,357,277	30,686
NZD	CSFB	233,500	06/18/2014	198,711	1,803
NZD	CSFB	1,475,209	06/18/2014	1,253,793	13,012
NZD	CSFB	2,987,000	06/18/2014	2,532,798	32,225
NZD	CSFB	3,815,000	06/18/2014	3,245,796	30,255
NZD	CSFB	2,871,000	06/18/2014	2,439,821	25,589
NZD	CSFB	3,194,000	06/18/2014	2,732,449	10,331
NZD	CSFB	3,323,500	06/18/2014	2,815,110	38,876
NZD	CSFB	2,095,500	06/18/2014	1,781,528	17,938
NZD	CSFB	2,704,000	06/18/2014	2,291,831	30,172
NZD	CSFB	3,248,000	06/18/2014	2,760,373	28,779
NZD	CSFB	1,550,000	06/18/2014	1,325,614	5,415
NZD	CSFB	1,674,000	06/18/2014	1,446,081	(8,569)
NZD	CSFB	1,652,000	06/18/2014	1,421,703	(3,083)
NZD	RBS	(2,835,500)	06/18/2014	(2,421,572)	(13,354)
NZD	RBS	(9,610,000)	06/18/2014	(8,150,907)	(101,477)
NZD	RBS	(4,830,000)	06/18/2014	(4,101,098)	(46,562)
NZD	RBS	(1,972,500)	06/18/2014	(1,687,692)	(6,151)
NZD	RBS	(488,000)	06/18/2014	(420,057)	998
NZD	RBS	(2,789,500)	06/18/2014	(2,398,875)	3,451
NZD	RBS	(3,656,000)	06/18/2014	(3,127,614)	(11,898)
NZD	RBS	(3,163,500)	06/18/2014	(2,703,656)	(12,933)
NZD	RBS	(7,194,000)	06/18/2014	(6,148,030)	(29,666)
NZD	RBS	(855,500)	06/18/2014	(733,300)	(1,342)
NZD	RBS	(1,149,000)	06/18/2014	(980,870)	(5,809)
NZD	RBS	(655,000)	06/18/2014	(558,027)	(4,440)
NZD	RBS	7,019,000	06/18/2014	5,827,238	200,180
NZD	RBS	6,238,000	06/18/2014	5,191,874	164,877
NZD	RBS	6,712,371	06/18/2014	5,588,579	175,528
NZD	RBS	2,129,500	06/18/2014	1,776,008	52,656
NZD	RBS	5,019,314	06/18/2014	4,191,428	118,801
NZD	RBS	687,500	06/18/2014	576,887	13,489
NZD	RBS	3,320,941	06/18/2014	2,794,266	57,522
NZD	RBS	5,072,864	06/18/2014	4,267,963	88,252
NZD	RBS	1,616,302	06/18/2014	1,357,273	30,692
NZD	RBS	233,500	06/18/2014	198,708	1,806
NZD	RBS	1,475,208	06/18/2014	1,253,787	13,017
NZD	RBS	2,987,000	06/18/2014	2,532,727	32,296
NZD	RBS	3,815,000	06/18/2014	3,245,768	30,283
NZD	RBS	2,871,000	06/18/2014	2,439,710	25,701
NZD	RBS	3,194,000	06/18/2014	2,732,338	10,442
NZD	RBS	3,323,500	06/18/2014	2,815,017	38,968
NZD	RBS	2,095,500	06/18/2014	1,781,505	17,961
NZD	RBS	2,704,000	06/18/2014	2,291,793	30,209
NZD	RBS	3,248,000	06/18/2014	2,760,568	28,583
NZD	RBS	1,550,000	06/18/2014	1,325,565	5,465
NZD	RBS	1,674,000	06/18/2014	1,446,081	(8,569)
NZD	RBS	1,652,000	06/18/2014	1,421,663	(3,043)
PHP	CSFB	(47,074,112)	06/18/2014	(1,054,521)	(496)
PHP	CSFB	(31,264,217)	06/18/2014	(698,481)	(2,207)
PHP	CSFB	(21,500,000)	06/18/2014	(472,940)	(8,914)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PHP	CSFB	(23,000,000)	06/18/2014	$(505,603)	$(9,869)
PHP	CSFB	(6,500,000)	06/18/2014	(143,773)	(1,904)
PHP	CSFB	(9,000,000)	06/18/2014	(199,777)	(1,930)
PHP	CSFB	(11,000,000)	06/18/2014	(243,685)	(2,845)
PHP	CSFB	(2,000,000)	06/18/2014	(44,588)	(236)
PHP	CSFB	(500,000)	06/18/2014	(11,072)	(134)
PHP	CSFB	25,000,000	06/18/2014	559,538	758
PHP	CSFB	12,000,000	06/18/2014	268,819	123
PHP	CSFB	1,000,000	06/18/2014	22,286	125
PHP	CSFB	4,500,000	06/18/2014	100,066	787
PHP	CSFB	1,500,000	06/18/2014	33,602	16
PHP	CSFB	21,500,000	06/18/2014	481,958	(103)
PHP	CSFB	22,500,000	06/18/2014	504,827	(561)
PHP	CSFB	23,500,000	06/18/2014	527,264	(586)
PHP	CSFB	32,000,000	06/18/2014	719,752	(2,574)
PHP	CSFB	25,000,000	06/18/2014	562,813	(2,517)
PHP	CSFB	23,500,000	06/18/2014	526,673	5
PHP	CSFB	24,000,000	06/18/2014	536,436	1,448
PHP	CSFB	23,000,000	06/18/2014	514,257	1,215
PHP	CSFB	21,500,000	06/18/2014	482,444	(590)
PHP	CSFB	1,000,000	06/18/2014	22,447	(35)
PHP	CSFB	10,500,000	06/18/2014	236,063	(738)
PHP	CSFB	(70,555,705)	06/18/2014	(1,582,755)	1,473
PHP	CSFB	(47,000,162)	06/18/2014	(1,054,992)	1,632
PHP	CSFB	(47,105,804)	06/18/2014	(1,054,818)	(909)
PHP	RBS	(47,074,111)	06/18/2014	(1,054,528)	(489)
PHP	RBS	(31,264,218)	06/18/2014	(698,486)	(2,203)
PHP	RBS	(21,500,000)	06/18/2014	(472,934)	(8,920)
PHP	RBS	(23,000,000)	06/18/2014	(505,596)	(9,876)
PHP	RBS	(6,500,000)	06/18/2014	(143,771)	(1,906)
PHP	RBS	(9,000,000)	06/18/2014	(199,774)	(1,932)
PHP	RBS	(11,000,000)	06/18/2014	(243,682)	(2,848)
PHP	RBS	(2,000,000)	06/18/2014	(44,587)	(236)
PHP	RBS	(500,000)	06/18/2014	(11,072)	(134)
PHP	RBS	25,000,000	06/18/2014	559,546	750
PHP	RBS	12,000,000	06/18/2014	268,823	119
PHP	RBS	1,000,000	06/18/2014	22,287	125
PHP	RBS	6,000,000	06/18/2014	133,363	1,108
PHP	RBS	4,500,000	06/18/2014	100,067	786
PHP	RBS	1,500,000	06/18/2014	33,603	15
PHP	RBS	21,500,000	06/18/2014	481,964	(110)
PHP	RBS	22,500,000	06/18/2014	504,834	(568)
PHP	RBS	23,500,000	06/18/2014	527,271	(593)
PHP	RBS	32,000,000	06/18/2014	719,756	(2,578)
PHP	RBS	25,000,000	06/18/2014	562,817	(2,521)
PHP	RBS	23,500,000	06/18/2014	526,680	(2)
PHP	RBS	24,000,000	06/18/2014	536,443	1,440
PHP	RBS	23,000,000	06/18/2014	514,264	1,208
PHP	RBS	21,500,000	06/18/2014	482,451	(597)
PHP	RBS	1,000,000	06/18/2014	22,447	(35)
PHP	RBS	10,500,000	06/18/2014	236,066	(742)
PHP	RBS	(70,555,705)	06/18/2014	(1,582,765)	1,483
PHP	RBS	(47,000,162)	06/18/2014	(1,054,998)	1,639
PHP	RBS	(47,105,804)	06/18/2014	(1,054,824)	(903)
PLN	CSFB	(2,150,000)	06/18/2014	(700,981)	(6,882)
PLN	CSFB	(1,700,000)	06/18/2014	(556,498)	(3,207)
PLN	CSFB	(1,200,000)	06/18/2014	(392,570)	(2,517)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	CSFB	(1,850,000)	06/18/2014	$(604,015)	$(5,077)
PLN	CSFB	(200,000)	06/18/2014	(65,610)	(238)
PLN	CSFB	(150,000)	06/18/2014	(49,305)	(81)
PLN	CSFB	(3,300,000)	06/18/2014	(1,082,956)	(3,531)
PLN	CSFB	(2,350,000)	06/18/2014	(771,927)	(1,784)
PLN	CSFB	(350,000)	06/18/2014	(114,815)	(419)
PLN	CSFB	4,113,208	06/18/2014	1,341,902	12,325
PLN	CSFB	5,158,367	06/18/2014	1,682,946	15,388
PLN	CSFB	4,079,493	06/18/2014	1,342,388	739
PLN	CSFB	10,249,305	06/18/2014	3,368,223	6,245
PLN	CSFB	5,549,627	06/18/2014	1,812,371	14,781
PLN	CSFB	3,600,000	06/18/2014	1,177,124	8,136
PLN	CSFB	2,550,000	06/18/2014	835,557	4,002
PLN	CSFB	2,850,000	06/18/2014	936,267	2,064
PLN	CSFB	6,300,000	06/18/2014	2,072,079	2,125
PLN	CSFB	5,150,000	06/18/2014	1,692,163	3,416
PLN	CSFB	650,000	06/18/2014	212,764	1,241
PLN	CSFB	1,750,000	06/18/2014	573,195	2,973
PLN	CSFB	1,050,000	06/18/2014	344,902	798
PLN	CSFB	2,500,000	06/18/2014	824,070	(974)
PLN	CSFB	1,150,000	06/18/2014	380,889	(2,265)
PLN	CSFB	150,000	06/18/2014	49,265	121
PLN	CSFB	450,000	06/18/2014	148,244	(86)
PLN	CSFB	600,000	06/18/2014	198,784	(1,241)
PLN	CSFB	(1,650,000)	06/18/2014	(537,471)	(5,773)
PLN	CSFB	(2,250,000)	06/18/2014	(732,887)	(7,900)
PLN	CSFB	(800,000)	06/18/2014	(261,445)	(1,946)
PLN	CSFB	(800,000)	06/18/2014	(263,451)	60
PLN	CSFB	(1,900,000)	06/18/2014	(621,137)	(4,417)
PLN	CSFB	(5,550,000)	06/18/2014	(1,811,797)	(15,478)
PLN	CSFB	(4,200,000)	06/18/2014	(1,377,179)	(5,623)
PLN	RBS	(2,150,000)	06/18/2014	(700,960)	(6,903)
PLN	RBS	(1,700,000)	06/18/2014	(556,443)	(3,263)
PLN	RBS	(1,200,000)	06/18/2014	(392,566)	(2,521)
PLN	RBS	(1,850,000)	06/18/2014	(604,075)	(5,017)
PLN	RBS	(200,000)	06/18/2014	(65,607)	(241)
PLN	RBS	(150,000)	06/18/2014	(49,302)	(83)
PLN	RBS	(3,300,000)	06/18/2014	(1,083,024)	(3,464)
PLN	RBS	(2,350,000)	06/18/2014	(771,975)	(1,736)
PLN	RBS	(350,000)	06/18/2014	(114,804)	(430)
PLN	RBS	4,113,208	06/18/2014	1,341,894	12,333
PLN	RBS	5,158,367	06/18/2014	1,682,936	15,398
PLN	RBS	4,079,493	06/18/2014	1,342,380	747
PLN	RBS	10,249,304	06/18/2014	3,368,202	6,266
PLN	RBS	5,549,628	06/18/2014	1,812,360	14,792
PLN	RBS	3,600,000	06/18/2014	1,176,984	8,275
PLN	RBS	2,550,000	06/18/2014	835,535	4,023
PLN	RBS	2,850,000	06/18/2014	936,176	2,155
PLN	RBS	6,300,000	06/18/2014	2,072,000	2,204
PLN	RBS	5,150,000	06/18/2014	1,692,451	3,128
PLN	RBS	650,000	06/18/2014	212,823	1,182
PLN	RBS	1,750,000	06/18/2014	573,329	2,839
PLN	RBS	1,050,000	06/18/2014	344,906	795
PLN	RBS	2,500,000	06/18/2014	824,059	(962)
PLN	RBS	1,150,000	06/18/2014	380,885	(2,260)
PLN	RBS	150,000	06/18/2014	49,264	122
PLN	RBS	450,000	06/18/2014	148,267	(109)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	RBS	600,000	06/18/2014	$198,805	$(1,261)
PLN	RBS	(1,650,000)	06/18/2014	(537,339)	(5,905)
PLN	RBS	(2,250,000)	06/18/2014	(732,891)	(7,896)
PLN	RBS	(800,000)	06/18/2014	(261,463)	(1,928)
PLN	RBS	(800,000)	06/18/2014	(263,453)	62
PLN	RBS	(1,900,000)	06/18/2014	(621,199)	(4,355)
PLN	RBS	(5,550,000)	06/18/2014	(1,811,879)	(15,396)
PLN	RBS	(4,200,000)	06/18/2014	(1,377,195)	(5,608)
RUB	CSFB	(30,432,630)	06/18/2014	(815,195)	(27,849)
RUB	CSFB	(26,396,911)	06/18/2014	(700,969)	(30,277)
RUB	CSFB	(22,500,000)	06/18/2014	(605,373)	(17,921)
RUB	CSFB	(6,000,000)	06/18/2014	(164,789)	(1,423)
RUB	CSFB	(2,500,000)	06/18/2014	(68,937)	(318)
RUB	CSFB	(33,000,000)	06/18/2014	(923,788)	9,622
RUB	CSFB	(45,000,000)	06/18/2014	(1,252,435)	5,846
RUB	CSFB	(6,500,000)	06/18/2014	(180,355)	292
RUB	CSFB	(12,500,000)	06/18/2014	(346,572)	298
RUB	CSFB	(6,500,000)	06/18/2014	(180,193)	130
RUB	CSFB	(5,500,000)	06/18/2014	(151,453)	(907)
RUB	CSFB	(7,500,000)	06/18/2014	(207,641)	(124)
RUB	CSFB	(2,500,000)	06/18/2014	(68,413)	(841)
RUB	CSFB	(55,000,000)	06/18/2014	(1,505,227)	(18,381)
RUB	CSFB	(56,000,000)	06/18/2014	(1,547,981)	(3,329)
RUB	CSFB	60,500,000	06/18/2014	1,637,006	38,964
RUB	CSFB	23,500,000	06/18/2014	637,900	13,096
RUB	CSFB	5,500,000	06/18/2014	147,792	4,569
RUB	CSFB	21,500,000	06/18/2014	575,462	20,130
RUB	CSFB	17,000,000	06/18/2014	455,523	15,411
RUB	CSFB	5,500,000	06/18/2014	146,074	6,287
RUB	CSFB	8,500,000	06/18/2014	226,005	9,462
RUB	CSFB	5,500,000	06/18/2014	146,668	5,693
RUB	CSFB	19,500,000	06/18/2014	537,245	2,944
RUB	CSFB	68,000,000	06/18/2014	1,878,486	5,248
RUB	CSFB	1,000,000	06/18/2014	27,657	45
RUB	CSFB	11,500,000	06/18/2014	318,160	412
RUB	CSFB	(33,382,847)	06/18/2014	(904,311)	(20,460)
RUB	CSFB	(33,382,847)	06/18/2014	(907,088)	(17,683)
RUB	CSFB	(33,382,847)	06/18/2014	(902,502)	(22,269)
RUB	CSFB	(33,382,847)	06/18/2014	(897,690)	(27,081)
RUB	CSFB	(40,352,892)	06/18/2014	(1,083,729)	(34,126)
RUB	CSFB	(33,433,288)	06/18/2014	(898,413)	(27,755)
RUB	CSFB	(40,352,891)	06/18/2014	(1,079,135)	(38,719)
RUB	RBS	(30,432,629)	06/18/2014	(815,200)	(27,844)
RUB	RBS	(26,396,912)	06/18/2014	(700,974)	(30,273)
RUB	RBS	(22,500,000)	06/18/2014	(605,361)	(17,934)
RUB	RBS	(6,000,000)	06/18/2014	(164,788)	(1,424)
RUB	RBS	(2,500,000)	06/18/2014	(68,936)	(319)
RUB	RBS	(33,000,000)	06/18/2014	(923,781)	9,616
RUB	RBS	(45,000,000)	06/18/2014	(1,252,410)	5,821
RUB	RBS	(6,500,000)	06/18/2014	(180,353)	291
RUB	RBS	(12,500,000)	06/18/2014	(346,567)	293
RUB	RBS	(6,500,000)	06/18/2014	(180,192)	129
RUB	RBS	(5,500,000)	06/18/2014	(151,452)	(909)
RUB	RBS	(32,000,000)	06/18/2014	(886,427)	(37)
RUB	RBS	(7,500,000)	06/18/2014	(207,638)	(127)
RUB	RBS	(2,500,000)	06/18/2014	(68,412)	(842)
RUB	RBS	(55,000,000)	06/18/2014	(1,505,207)	(18,401)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
RUB	RBS	(56,000,000)	06/18/2014	$(1,547,966)	$(3,344)
RUB	RBS	60,500,000	06/18/2014	1,637,032	38,937
RUB	RBS	23,500,000	06/18/2014	637,907	13,089
RUB	RBS	5,500,000	06/18/2014	147,793	4,568
RUB	RBS	21,500,000	06/18/2014	575,466	20,126
RUB	RBS	17,000,000	06/18/2014	455,528	15,406
RUB	RBS	5,500,000	06/18/2014	146,075	6,285
RUB	RBS	8,500,000	06/18/2014	226,008	9,459
RUB	RBS	5,500,000	06/18/2014	146,667	5,694
RUB	RBS	19,500,000	06/18/2014	537,250	2,938
RUB	RBS	68,000,000	06/18/2014	1,878,512	5,222
RUB	RBS	1,000,000	06/18/2014	27,657	45
RUB	RBS	11,500,000	06/18/2014	318,162	410
RUB	RBS	(33,382,847)	06/18/2014	(904,317)	(20,454)
RUB	RBS	(33,382,847)	06/18/2014	(907,093)	(17,677)
RUB	RBS	(33,382,847)	06/18/2014	(902,507)	(22,263)
RUB	RBS	(33,382,846)	06/18/2014	(897,690)	(27,081)
RUB	RBS	(40,352,891)	06/18/2014	(1,083,735)	(34,119)
RUB	RBS	(33,433,288)	06/18/2014	(898,418)	(27,750)
RUB	RBS	(40,352,893)	06/18/2014	(1,079,142)	(38,713)
SEK	CSFB	(6,330,500)	06/18/2014	(983,279)	10,540
SEK	CSFB	(30,815,000)	06/18/2014	(4,750,234)	15,227
SEK	CSFB	(26,835,500)	06/18/2014	(4,128,239)	4,719
SEK	CSFB	(34,094,000)	06/18/2014	(5,244,316)	5,461
SEK	CSFB	(22,307,500)	06/18/2014	(3,453,015)	25,263
SEK	CSFB	(34,371,500)	06/18/2014	(5,315,030)	33,534
SEK	CSFB	(25,867,500)	06/18/2014	(3,971,650)	(3,128)
SEK	CSFB	(34,090,500)	06/18/2014	(5,208,106)	(30,212)
SEK	CSFB	(34,535,500)	06/18/2014	(5,274,309)	(32,387)
SEK	CSFB	(17,777,000)	06/18/2014	(2,727,085)	(4,514)
SEK	CSFB	(31,584,500)	06/18/2014	(4,846,546)	(6,702)
SEK	CSFB	(33,694,000)	06/18/2014	(5,158,085)	(19,307)
SEK	CSFB	(35,451,000)	06/18/2014	(5,422,847)	(24,524)
SEK	CSFB	(33,701,500)	06/18/2014	(5,131,809)	(46,735)
SEK	CSFB	(5,208,500)	06/18/2014	(791,159)	(9,175)
SEK	CSFB	(15,847,000)	06/18/2014	(2,410,247)	(24,790)
SEK	CSFB	(3,573,000)	06/18/2014	(541,601)	(7,423)
SEK	CSFB	(459,000)	06/18/2014	(69,600)	(929)
SEK	CSFB	(1,884,500)	06/18/2014	(287,076)	(2,495)
SEK	CSFB	23,129,500	06/18/2014	3,589,837	(35,778)
SEK	CSFB	38,657,000	06/18/2014	5,987,253	(47,251)
SEK	CSFB	20,492,000	06/18/2014	3,171,747	(22,964)
SEK	CSFB	31,596,500	06/18/2014	4,910,026	(54,934)
SEK	CSFB	15,210,500	06/18/2014	2,377,756	(40,523)
SEK	CSFB	13,484,500	06/18/2014	2,108,220	(36,204)
SEK	CSFB	7,388,000	06/18/2014	1,155,590	(20,356)
SEK	CSFB	14,906,500	06/18/2014	2,346,612	(56,091)
SEK	CSFB	11,604,500	06/18/2014	1,815,248	(32,110)
SEK	CSFB	24,716,500	06/18/2014	3,889,361	(91,444)
SEK	CSFB	19,695,500	06/18/2014	3,066,366	(39,972)
SEK	CSFB	3,742,500	06/18/2014	582,323	(7,253)
SEK	CSFB	196,500	06/18/2014	29,863	331
SEK	CSFB	850,000	06/18/2014	129,244	1,366
SEK	CSFB	1,695,000	06/18/2014	259,172	1,281
SEK	CSFB	(32,887,542)	06/18/2014	(5,099,476)	46,003
SEK	CSFB	(16,469,266)	06/18/2014	(2,551,693)	21,039
SEK	CSFB	(19,630,548)	06/18/2014	(3,059,564)	43,151

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SEK	CSFB	(13,002,051)	06/18/2014	$(2,030,246)	$32,362
SEK	CSFB	(26,004,104)	06/18/2014	(4,062,269)	66,500
SEK	CSFB	(6,062,489)	06/18/2014	(953,593)	22,036
SEK	RBS	(6,330,500)	06/18/2014	(983,277)	10,538
SEK	RBS	(30,815,000)	06/18/2014	(4,750,267)	15,260
SEK	RBS	(26,835,500)	06/18/2014	(4,128,217)	4,697
SEK	RBS	(34,094,000)	06/18/2014	(5,244,376)	5,520
SEK	RBS	(22,307,500)	06/18/2014	(3,453,034)	25,282
SEK	RBS	(34,371,500)	06/18/2014	(5,315,078)	33,583
SEK	RBS	(25,867,500)	06/18/2014	(3,971,627)	(3,152)
SEK	RBS	(34,090,500)	06/18/2014	(5,208,077)	(30,241)
SEK	RBS	(34,535,500)	06/18/2014	(5,274,257)	(32,439)
SEK	RBS	(17,777,000)	06/18/2014	(2,727,062)	(4,537)
SEK	RBS	(31,584,500)	06/18/2014	(4,846,550)	(6,697)
SEK	RBS	(33,694,000)	06/18/2014	(5,158,169)	(19,223)
SEK	RBS	(35,451,000)	06/18/2014	(5,422,833)	(24,537)
SEK	RBS	(33,701,500)	06/18/2014	(5,131,786)	(46,758)
SEK	RBS	(5,208,500)	06/18/2014	(791,165)	(9,169)
SEK	RBS	(15,847,000)	06/18/2014	(2,410,231)	(24,806)
SEK	RBS	(3,573,000)	06/18/2014	(541,602)	(7,423)
SEK	RBS	(459,000)	06/18/2014	(69,600)	(929)
SEK	RBS	(1,884,500)	06/18/2014	(287,065)	(2,506)
SEK	RBS	23,129,500	06/18/2014	3,589,842	(35,782)
SEK	RBS	38,657,000	06/18/2014	5,987,684	(47,682)
SEK	RBS	20,492,000	06/18/2014	3,171,794	(23,010)
SEK	RBS	31,596,500	06/18/2014	4,910,013	(54,922)
SEK	RBS	15,210,500	06/18/2014	2,377,752	(40,519)
SEK	RBS	13,484,500	06/18/2014	2,108,230	(36,213)
SEK	RBS	7,388,000	06/18/2014	1,155,595	(20,361)
SEK	RBS	14,906,500	06/18/2014	2,346,628	(56,107)
SEK	RBS	11,604,500	06/18/2014	1,815,252	(32,114)
SEK	RBS	24,716,500	06/18/2014	3,889,322	(91,405)
SEK	RBS	19,695,500	06/18/2014	3,066,366	(39,972)
SEK	RBS	3,742,500	06/18/2014	582,319	(7,249)
SEK	RBS	196,500	06/18/2014	29,863	331
SEK	RBS	850,000	06/18/2014	129,245	1,365
SEK	RBS	1,695,000	06/18/2014	259,183	1,270
SEK	RBS	(32,887,543)	06/18/2014	(5,099,496)	46,024
SEK	RBS	(16,469,265)	06/18/2014	(2,551,703)	21,049
SEK	RBS	(19,630,549)	06/18/2014	(3,059,577)	43,163
SEK	RBS	(13,002,052)	06/18/2014	(2,030,254)	32,370
SEK	RBS	(26,004,102)	06/18/2014	(4,062,268)	66,500
SEK	RBS	(6,062,489)	06/18/2014	(953,596)	22,039
SGD	CSFB	(553,766)	06/18/2014	(437,245)	(4,461)
SGD	CSFB	(900,000)	06/18/2014	(710,509)	(7,368)
SGD	CSFB	(1,450,000)	06/18/2014	(1,146,964)	(9,615)
SGD	CSFB	(750,000)	06/18/2014	(593,390)	(4,840)
SGD	CSFB	(300,000)	06/18/2014	(234,831)	(4,461)
SGD	CSFB	(2,350,000)	06/18/2014	(1,844,376)	(30,078)
SGD	CSFB	(750,000)	06/18/2014	(591,603)	(6,627)
SGD	CSFB	(250,000)	06/18/2014	(199,087)	(323)
SGD	CSFB	(250,000)	06/18/2014	(198,828)	(582)
SGD	CSFB	(400,000)	06/18/2014	(318,349)	(707)
SGD	CSFB	1,150,000	06/18/2014	909,941	7,345
SGD	CSFB	1,050,000	06/18/2014	827,839	9,683
SGD	CSFB	900,000	06/18/2014	711,707	6,169
SGD	CSFB	150,000	06/18/2014	118,731	915

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SGD	CSFB	2,550,000	06/18/2014	$2,026,631	$7,351
SGD	CSFB	3,300,000	06/18/2014	2,622,256	9,956
SGD	CSFB	4,900,000	06/18/2014	3,888,729	19,709
SGD	CSFB	2,500,000	06/18/2014	1,981,520	12,581
SGD	CSFB	400,000	06/18/2014	316,652	2,404
SGD	CSFB	500,000	06/18/2014	397,050	1,771
SGD	CSFB	100,000	06/18/2014	79,373	391
SGD	CSFB	100,000	06/18/2014	80,040	(276)
SGD	CSFB	1,900,000	06/18/2014	1,524,150	(8,634)
SGD	CSFB	700,000	06/18/2014	558,182	166
SGD	CSFB	1,000,000	06/18/2014	797,623	17
SGD	CSFB	2,300,000	06/18/2014	1,833,565	1,007
SGD	CSFB	250,000	06/18/2014	198,910	500
SGD	CSFB	850,000	06/18/2014	679,126	(1,131)
SGD	CSFB	2,000,000	06/18/2014	1,600,614	(5,334)
SGD	CSFB	300,000	06/18/2014	238,882	411
SGD	CSFB	(600,000)	06/18/2014	(473,303)	(5,281)
SGD	CSFB	(2,000,000)	06/18/2014	(1,574,170)	(21,110)
SGD	CSFB	(850,000)	06/18/2014	(668,888)	(9,106)
SGD	CSFB	(738,881)	06/18/2014	(582,802)	(6,559)
SGD	CSFB	(200,000)	06/18/2014	(157,739)	(1,789)
SGD	CSFB	(1,104,761)	06/18/2014	(874,193)	(7,009)
SGD	CSFB	(1,863,312)	06/18/2014	(1,470,710)	(15,543)
SGD	CSFB	(144,280)	06/18/2014	(113,725)	(1,358)
SGD	RBS	(553,767)	06/18/2014	(437,249)	(4,458)
SGD	RBS	(1,900,000)	06/18/2014	(1,501,620)	(13,896)
SGD	RBS	(900,000)	06/18/2014	(710,469)	(7,407)
SGD	RBS	(1,450,000)	06/18/2014	(1,146,984)	(9,594)
SGD	RBS	(750,000)	06/18/2014	(593,359)	(4,871)
SGD	RBS	(100,000)	06/18/2014	(78,324)	(1,440)
SGD	RBS	(300,000)	06/18/2014	(234,830)	(4,462)
SGD	RBS	(2,350,000)	06/18/2014	(1,844,386)	(30,069)
SGD	RBS	(750,000)	06/18/2014	(591,609)	(6,622)
SGD	RBS	(250,000)	06/18/2014	(199,086)	(324)
SGD	RBS	(250,000)	06/18/2014	(198,829)	(581)
SGD	RBS	(400,000)	06/18/2014	(318,347)	(709)
SGD	RBS	1,150,000	06/18/2014	910,030	7,256
SGD	RBS	1,050,000	06/18/2014	827,819	9,703
SGD	RBS	500,000	06/18/2014	394,384	4,436
SGD	RBS	900,000	06/18/2014	711,700	6,176
SGD	RBS	150,000	06/18/2014	118,729	917
SGD	RBS	2,550,000	06/18/2014	2,026,536	7,447
SGD	RBS	3,300,000	06/18/2014	2,622,180	10,033
SGD	RBS	4,900,000	06/18/2014	3,888,947	19,491
SGD	RBS	2,500,000	06/18/2014	1,981,515	12,586
SGD	RBS	400,000	06/18/2014	316,650	2,406
SGD	RBS	500,000	06/18/2014	397,041	1,780
SGD	RBS	100,000	06/18/2014	79,373	391
SGD	RBS	100,000	06/18/2014	80,037	(273)
SGD	RBS	1,900,000	06/18/2014	1,524,076	(8,560)
SGD	RBS	700,000	06/18/2014	558,180	168
SGD	RBS	1,000,000	06/18/2014	797,616	24
SGD	RBS	2,300,000	06/18/2014	1,833,615	958
SGD	RBS	850,000	06/18/2014	679,150	(1,156)
SGD	RBS	2,000,000	06/18/2014	1,600,646	(5,366)
SGD	RBS	250,000	06/18/2014	198,910	500
SGD	RBS	300,000	06/18/2014	238,883	410

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SGD	RBS	(600,000)	06/18/2014	$(473,306)	$(5,278)
SGD	RBS	(2,000,000)	06/18/2014	(1,574,202)	(21,079)
SGD	RBS	(850,000)	06/18/2014	(668,894)	(9,100)
SGD	RBS	(738,879)	06/18/2014	(582,804)	(6,556)
SGD	RBS	(200,000)	06/18/2014	(157,745)	(1,783)
SGD	RBS	(1,104,763)	06/18/2014	(874,200)	(7,004)
SGD	RBS	(1,863,310)	06/18/2014	(1,470,717)	(15,534)
SGD	RBS	(144,281)	06/18/2014	(113,727)	(1,357)
TRY	CSFB	(100,000)	06/18/2014	(43,467)	(3,293)
TRY	CSFB	(200,000)	06/18/2014	(87,233)	(6,287)
TRY	CSFB	(400,000)	06/18/2014	(174,784)	(12,255)
TRY	CSFB	(350,000)	06/18/2014	(151,980)	(11,679)
TRY	CSFB	(1,200,000)	06/18/2014	(521,354)	(39,763)
TRY	CSFB	1,700,000	06/18/2014	757,855	37,060
TRY	CSFB	3,000,000	06/18/2014	1,363,390	39,401
TRY	CSFB	3,350,000	06/18/2014	1,527,889	38,560
TRY	CSFB	1,850,000	06/18/2014	849,157	15,897
TRY	CSFB	4,200,000	06/18/2014	1,925,159	38,748
TRY	CSFB	2,950,000	06/18/2014	1,361,392	18,019
TRY	CSFB	2,000,000	06/18/2014	926,035	9,159
TRY	CSFB	650,000	06/18/2014	304,787	(849)
TRY	CSFB	(2,358,174)	06/18/2014	(1,045,829)	(56,846)
TRY	CSFB	(2,358,175)	06/18/2014	(1,038,850)	(63,826)
TRY	CSFB	(2,393,904)	06/18/2014	(1,049,642)	(69,740)
TRY	CSFB	(2,394,941)	06/18/2014	(1,042,146)	(77,721)
TRY	CSFB	(2,484,806)	06/18/2014	(1,075,115)	(86,773)
TRY	CSFB	(1,700,000)	06/18/2014	(735,839)	(59,076)
TRY	CSFB	(350,000)	06/18/2014	(152,479)	(11,179)
TRY	RBS	(100,000)	06/18/2014	(43,464)	(3,296)
TRY	RBS	(200,000)	06/18/2014	(87,229)	(6,290)
TRY	RBS	(400,000)	06/18/2014	(174,726)	(12,313)
TRY	RBS	(350,000)	06/18/2014	(151,980)	(11,679)
TRY	RBS	(1,200,000)	06/18/2014	(521,793)	(39,324)
TRY	RBS	1,700,000	06/18/2014	757,905	37,010
TRY	RBS	3,000,000	06/18/2014	1,362,459	40,332
TRY	RBS	3,350,000	06/18/2014	1,527,610	38,840
TRY	RBS	1,850,000	06/18/2014	849,098	15,956
TRY	RBS	4,200,000	06/18/2014	1,923,846	40,061
TRY	RBS	2,950,000	06/18/2014	1,360,712	18,699
TRY	RBS	2,000,000	06/18/2014	925,949	9,245
TRY	RBS	650,000	06/18/2014	304,839	(901)
TRY	RBS	(2,358,175)	06/18/2014	(1,045,823)	(56,852)
TRY	RBS	(2,358,174)	06/18/2014	(1,038,843)	(63,832)
TRY	RBS	(2,393,905)	06/18/2014	(1,049,636)	(69,747)
TRY	RBS	(2,394,940)	06/18/2014	(1,042,139)	(77,727)
TRY	RBS	(1,700,000)	06/18/2014	(735,776)	(59,139)
TRY	RBS	(2,484,806)	06/18/2014	(1,075,115)	(86,773)
TRY	RBS	(350,000)	06/18/2014	(152,460)	(11,199)
TWD	CSFB	(22,500,000)	06/18/2014	(742,878)	(3,141)
TWD	CSFB	(23,500,000)	06/18/2014	(776,189)	(2,987)
TWD	CSFB	(31,000,000)	06/18/2014	(1,024,113)	(3,735)
TWD	CSFB	(16,000,000)	06/18/2014	(525,917)	(4,585)
TWD	CSFB	(37,500,000)	06/18/2014	(1,227,779)	(15,586)
TWD	CSFB	(25,000,000)	06/18/2014	(816,775)	(12,135)
TWD	CSFB	(40,000,000)	06/18/2014	(1,322,416)	(3,839)
TWD	CSFB	(16,000,000)	06/18/2014	(529,710)	(792)
TWD	CSFB	9,500,000	06/18/2014	314,571	414

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TWD	CSFB	18,500,000	06/18/2014	$612,941	$452
TWD	CSFB	18,500,000	06/18/2014	613,399	(6)
TWD	CSFB	3,500,000	06/18/2014	115,876	172
TWD	CSFB	4,500,000	06/18/2014	147,382	1,821
TWD	CSFB	500,000	06/18/2014	16,431	147
TWD	CSFB	500,000	06/18/2014	16,412	166
TWD	CSFB	1,000,000	06/18/2014	32,846	310
TWD	CSFB	500,000	06/18/2014	16,450	128
TWD	CSFB	500,000	06/18/2014	16,540	38
TWD	CSFB	2,000,000	06/18/2014	66,155	157
TWD	CSFB	4,500,000	06/18/2014	149,255	(51)
TWD	CSFB	7,500,000	06/18/2014	248,510	162
TWD	CSFB	2,500,000	06/18/2014	83,416	(525)
TWD	CSFB	37,000,000	06/18/2014	1,222,883	3,904
TWD	CSFB	23,500,000	06/18/2014	781,849	(2,673)
TWD	CSFB	16,000,000	06/18/2014	533,928	(3,426)
TWD	CSFB	43,500,000	06/18/2014	1,437,027	5,276
TWD	CSFB	37,000,000	06/18/2014	1,223,446	3,340
TWD	CSFB	35,500,000	06/18/2014	1,174,726	2,326
TWD	CSFB	(379,500,000)	06/18/2014	(12,574,628)	(8,221)
TWD	RBS	(22,500,000)	06/18/2014	(742,867)	(3,152)
TWD	RBS	(23,500,000)	06/18/2014	(776,178)	(2,997)
TWD	RBS	(31,000,000)	06/18/2014	(1,024,098)	(3,750)
TWD	RBS	(16,000,000)	06/18/2014	(525,910)	(4,592)
TWD	RBS	(37,500,000)	06/18/2014	(1,227,774)	(15,591)
TWD	RBS	(25,000,000)	06/18/2014	(816,764)	(12,146)
TWD	RBS	(3,000,000)	06/18/2014	(99,174)	(296)
TWD	RBS	(4,000,000)	06/18/2014	(132,100)	(525)
TWD	RBS	(40,000,000)	06/18/2014	(1,322,398)	(3,858)
TWD	RBS	(16,000,000)	06/18/2014	(529,708)	(794)
TWD	RBS	9,500,000	06/18/2014	314,576	410
TWD	RBS	18,500,000	06/18/2014	612,950	443
TWD	RBS	18,500,000	06/18/2014	613,397	(4)
TWD	RBS	3,500,000	06/18/2014	115,877	170
TWD	RBS	4,500,000	06/18/2014	147,384	1,819
TWD	RBS	500,000	06/18/2014	16,431	147
TWD	RBS	500,000	06/18/2014	16,413	166
TWD	RBS	2,000,000	06/18/2014	65,660	653
TWD	RBS	1,000,000	06/18/2014	32,847	310
TWD	RBS	500,000	06/18/2014	16,450	128
TWD	RBS	500,000	06/18/2014	16,540	38
TWD	RBS	2,000,000	06/18/2014	66,156	156
TWD	RBS	4,500,000	06/18/2014	149,257	(53)
TWD	RBS	7,500,000	06/18/2014	248,514	159
TWD	RBS	2,500,000	06/18/2014	83,417	(526)
TWD	RBS	37,000,000	06/18/2014	1,222,900	3,887
TWD	RBS	23,500,000	06/18/2014	781,853	(2,678)
TWD	RBS	16,000,000	06/18/2014	533,933	(3,431)
TWD	RBS	43,500,000	06/18/2014	1,437,028	5,275
TWD	RBS	37,000,000	06/18/2014	1,223,462	3,325
TWD	RBS	35,500,000	06/18/2014	1,174,741	2,310
TWD	RBS	(379,500,000)	06/18/2014	(12,574,553)	(8,297)
ZAR	CSFB	(500,000)	06/18/2014	(45,414)	(1,733)
ZAR	CSFB	(5,300,000)	06/18/2014	(481,858)	(17,894)
ZAR	CSFB	(2,000,000)	06/18/2014	(184,044)	(4,542)
ZAR	CSFB	(3,550,000)	06/18/2014	(332,847)	(1,892)
ZAR	CSFB	850,000	06/18/2014	77,353	2,796

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
ZAR	CSFB	3,550,000	06/18/2014	$322,271	$12,469
ZAR	CSFB	2,550,000	06/18/2014	233,596	6,850
ZAR	CSFB	700,000	06/18/2014	64,834	1,170
ZAR	CSFB	850,000	06/18/2014	78,337	1,812
ZAR	CSFB	6,400,000	06/18/2014	599,148	4,326
ZAR	CSFB	4,300,000	06/18/2014	401,889	3,570
ZAR	CSFB	850,000	06/18/2014	79,122	1,027
ZAR	CSFB	2,800,000	06/18/2014	259,900	4,120
ZAR	CSFB	2,100,000	06/18/2014	197,464	551
ZAR	CSFB	10,750,000	06/18/2014	1,008,047	5,600
ZAR	CSFB	11,000,000	06/18/2014	1,040,571	(3,351)
ZAR	CSFB	10,650,000	06/18/2014	1,008,917	(4,699)
ZAR	CSFB	10,950,000	06/18/2014	1,044,713	(12,208)
ZAR	CSFB	7,600,000	06/18/2014	714,672	1,953
ZAR	CSFB	6,400,000	06/18/2014	606,624	(3,150)
ZAR	CSFB	(44,920,786)	06/18/2014	(4,095,897)	(139,808)
ZAR	CSFB	(27,329,214)	06/18/2014	(2,471,651)	(105,295)
ZAR	RBS	(500,000)	06/18/2014	(45,402)	(1,744)
ZAR	RBS	(5,300,000)	06/18/2014	(481,910)	(17,841)
ZAR	RBS	(2,000,000)	06/18/2014	(184,033)	(4,552)
ZAR	RBS	(3,550,000)	06/18/2014	(332,859)	(1,880)
ZAR	RBS	850,000	06/18/2014	77,361	2,787
ZAR	RBS	3,550,000	06/18/2014	322,287	12,453
ZAR	RBS	2,550,000	06/18/2014	233,608	6,839
ZAR	RBS	700,000	06/18/2014	64,832	1,173
ZAR	RBS	850,000	06/18/2014	78,342	1,806
ZAR	RBS	600,000	06/18/2014	54,934	1,642
ZAR	RBS	6,400,000	06/18/2014	599,076	4,397
ZAR	RBS	4,300,000	06/18/2014	401,867	3,592
ZAR	RBS	850,000	06/18/2014	79,120	1,029
ZAR	RBS	2,800,000	06/18/2014	259,894	4,126
ZAR	RBS	2,100,000	06/18/2014	197,460	554
ZAR	RBS	10,750,000	06/18/2014	1,008,045	5,602
ZAR	RBS	11,000,000	06/18/2014	1,040,566	(3,346)
ZAR	RBS	10,650,000	06/18/2014	1,008,861	(4,643)
ZAR	RBS	10,950,000	06/18/2014	1,044,693	(12,188)
ZAR	RBS	7,600,000	06/18/2014	714,649	1,976
ZAR	RBS	6,400,000	06/18/2014	606,615	(3,142)
ZAR	RBS	(44,920,786)	06/18/2014	(4,095,921)	(139,783)
ZAR	RBS	(27,329,214)	06/18/2014	(2,471,666)	(105,280)

					$(4,875,162)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$125,592,347	$—	$125,592,347
Short-Term Investment Companies	274,706,399	—	—	274,706,399
Total Investment Securities	$274,706,399	$125,592,347	$—	$400,298,746

Derivative Financial Instruments
Total Return Swap Agreements	$—	$2,746,892	$—	$2,746,892
Futures Contracts (H)	7,734,559	—	—	7,734,559
Forward Foreign Currency Contracts (H)	—	12,761,749	—	12,761,749
Total Derivative Financial Instruments	$7,734,559	$15,508,641	$—	$23,243,200

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2014
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements	$—	$(739,003)	$—	$(739,003)
Futures Contracts (H)	(3,714,822)	—	—	(3,714,822)
Forward Foreign Currency Contracts (H)	—	(17,636,911)	—	(17,636,911)
Total Derivative Financial Instruments	$(3,714,822)	$(18,375,914)	$—	$(22,090,736)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2014.
(B)	Aggregate cost for federal income tax purposes is $400,298,746.
(C)	Cash in the amount of $19,432,500 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(E)	Cash in the amount of $19,903,122 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Cash in the amount of $3,330,381 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
CNX Nifty	CRISIL NSE Index on the National Stock Exchange of India’s benchmark index
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
RBS	Royal Bank of Scotland Group PLC
SGX	Singapore Exchange

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2014

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Allocation	Transamerica Global Macro	Transamerica Managed Futures Strategy
Assets:
Investment securities, at value	$74,363,873	$388,695,246	$16,636,866	$400,298,746
Repurchase agreements, at value	21,002,034	1,678,840	104,115,794	—
Foreign currency, at value	4,438	473,042	—	313,453
Cash on deposit with broker	—	535,000	33,907,778	19,903,122
Cash on deposit with custodian	5,355,575	—	—	22,762,881
Unrealized appreciation on forward foreign currency contracts	—	70,281	10,057,661	12,761,749
OTC swap agreements, at value	—	7,394	1,538,238	2,746,892
Receivables:
Shares of beneficial interest sold	1,791	191,218	3,302	4,887
Investment securities sold	518,466	4,674,642	—	1,915,567
Interest	9	843,981	182,186	2,258
Dividends	—	564,949	—	—
Dividend reclaims	1,136	87,563	550	—
Securities lending income (net)	1,817	18,054	70	—
Variation margin receivable on derivative financial instruments	—	171,799	1,213,271	4,950,899
Prepaid expenses	976	3,298	1,220	3,682
Total assets	101,250,115	398,015,307	167,656,936	465,664,136

Liabilities:
Due to custodian	—	621,656	—	50,000
Cash deposit due to broker	—	1,000,000	—	—
Foreign currency, at value	—	—	10,997	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	5,982	150,059	5,317	13,695
Investment securities purchased	—	1,373,734	6,906	—
Management and advisory fees	40,625	228,301	160,155	393,085
Administration fees	1,665	7,699	3,203	8,934
Transfer agent fees	500	2,310	961	2,680
Trustees fees	224	294	177	976
Audit and tax fees	10,556	24,529	13,076	9,809
Custody fees	4,830	30,981	16,079	83,237
Legal fees	5,199	7,019	2,031	8,620
Printing and shareholder reports fees	1,348	2,414	1,319	1,538
Foreign capital gains tax	—	13,832	—	—
Other	1,111	2,323	677	2,566
Collateral for securities on loan	19,380,000	15,986,312	—	—
Written options and swaptions, at value	—	1,052,575	2,407,408	—
Unrealized depreciation on forward foreign currency contracts	—	231,608	9,822,311	17,636,911
OTC swap agreements, at value	6,434	24,321	2,519,297	739,003
Total liabilities	19,458,474	20,759,967	14,969,914	18,951,054
Net assets	$81,791,641	$377,255,340	$152,687,022	$446,713,082

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$76,597,480	$323,283,689	$232,179,082	$447,985,422
Undistributed (distributions in excess of) net investment income (loss)	(857,438)	1,099,730	(8,880,968)	(8,592,713)
Undistributed (accumulated) net realized gain (loss)	6,057,833	16,003,894	(70,266,595)	6,165,327
Net unrealized appreciation (depreciation) on:
Investment securities	—	37,478,733	(1,543,018)	—
Futures contracts	—	(848,491)	(292,096)	4,019,737
Written options and swaptions	—	408,585	2,241,080	—
Swap agreements	(6,434)	(17,922)	(981,059)	2,007,889
Translation of assets and liabilities denominated in foreign currencies	200	(152,878)	230,596	(4,872,580)
Net assets	$81,791,641	$377,255,340	$152,687,022	$446,713,082
Shares outstanding	8,926,648	32,274,005	28,501,662	45,871,957
Net asset value and offering price per share	$9.16	$11.69	$5.36	$9.74

Investment securities, at cost	$74,363,873	$351,202,681	$18,179,884	$400,298,746
Repurchase agreements, at cost	$21,002,034	$1,678,840	$104,115,794	$—
Foreign currency, at cost	$4,238	$473,271	$(8,344)	$310,872
Securities loaned, at value	$18,997,420	$15,635,275	$—	$—
Premium received on written option and swaptions	$—	$1,461,160	$4,648,488	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

CONSOLIDATED STATEMENTS OF OPERATIONS

For the period ended April 30, 2014

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Allocation		Transamerica Global Macro	Transamerica Managed Futures Strategy
Investment income:
Dividend income	$4,238	$3,233,079		$589	$—
Interest income	12,332	1,406,225		140,357	58,301
Securities lending income (net)	2,691	99,963		167	—
Withholding taxes on foreign income	—	(128,851)		—	—
Total investment income	19,261	4,610,416		141,113	58,301

Expenses:
Management and advisory	275,949	1,388,632		965,069	3,066,645
Administration	9,568	46,325		19,258	56,684
Transfer agent	2,870	13,898		5,777	17,005
Trustees	729	2,787		1,168	3,464
Audit and tax	9,487	20,950		12,888	13,811
Custody	24,993	335,426		136,670	442,641
Legal	2,391	5,440		4,798	6,981
Printing and shareholder reports	1,282	3,422		1,548	2,886
Registration	1,000	95		1,006	1,153
Other	2,937	13,360		4,355	27,804
Total expenses	331,206	1,830,335		1,152,537	3,639,074
Expenses (waived/reimbursed)	(42,489)	(14,805)		(2,185)	(572,533)
Net expenses	288,717	1,815,530		1,150,352	3,066,541
Net investment income (loss)	(269,456)	2,794,886		(1,009,239)	(3,008,240)

Net realized gain (loss) on transactions from:
Investment securities	—	17,235,819		(2,712,654)	—
Futures contracts	—	(95,694)		(52,573)	(5,278,340)
Written options and swaptions	—	804,345		4,181,749	—
Swap agreements	6,057,833	(93,589)		(164,581)	(1,184,895)
Foreign currency transactions	—	399,408		(789,834)	10,803,273
Net realized gain (loss)	6,057,833	18,250,289		462,107	4,340,038

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(8,150,340	)(A)	(936,542)	—
Futures contracts	—	(788,349)		347,152	(4,661,513)
Written options and swaptions	—	339,396		1,625,564	—
Swap agreements	11,429	(22,744)		(721,791)	1,133,545
Translation of assets and liabilities denominated in foreign currencies	200	(176,936)		2,513,229	(43,230)
Net change in unrealized appreciation (depreciation)	11,629	(8,798,973)		2,827,612	(3,571,198)
Net realized and change in unrealized gain (loss)	6,069,462	9,451,316		3,289,719	768,840
Net increase (decrease) in net assets resulting from operations	$5,800,006	$12,246,202		$2,280,480	$(2,239,400)

(A)	Net of foreign capital gains tax of $13,832.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Commodity Strategy		Transamerica Global Allocation		Transamerica Global Macro
	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$(269,456)	$(730,336)	$2,794,886	$3,990,282	$(1,009,239)	$(1,441,707)
Net realized gain (loss)	6,057,833	(15,055,690)	18,250,289	17,261,189	462,107	(6,179,536)
Net change in unrealized appreciation (depreciation)	11,629	(17,863)	(8,798,973)	22,384,940	2,827,612	(3,191,857)
Net increase (decrease) in net assets resulting from operations	5,800,006	(15,803,889)	12,246,202	43,636,411	2,280,480	(10,813,100)

Distributions to shareholders:
Net investment income	—	—	(2,649,899)	(5,712,156)	—	—
Net realized gains	—	—	(17,352,962)	(9,903,044)	—	—
Total distributions to shareholders	—	—	(20,002,861)	(15,615,200)	—	—

Capital share transactions:
Proceeds from shares sold	4,323,187	3,786,659	7,351,211	27,834,543	67,612,258	47,740,606
Dividends and distributions reinvested	—	—	20,002,861	15,615,200	—	—
Cost of shares redeemed	(6,079,727)	(60,727,482)	(10,655,322)	(17,863,193)	(29,722,715)	(36,671,900)
Net increase (decrease) in net assets resulting from capital share transactions	(1,756,540)	(56,940,823)	16,698,750	25,586,550	37,889,543	11,068,706
Net increase (decrease) in net assets	4,043,466	(72,744,712)	8,942,091	53,607,761	40,170,023	255,606

Net assets:
Beginning of period/year	77,748,175	150,492,887	368,313,249	314,705,488	112,516,999	112,261,393
End of period/year	$81,791,641	$77,748,175	$377,255,340	$368,313,249	$152,687,022	$112,516,999
Undistributed (distributions in excess of) net investment income (loss)	$(857,438)	$(587,982)	$1,099,730	$954,743	$(8,880,968)	$(7,871,729)

Share activity:
Shares issued	502,039	427,946	626,576	2,470,094	12,514,935	8,446,851
Shares issued-reinvested from dividends and distributions	—	—	1,746,975	1,463,468	—	—
Shares redeemed	(706,803)	(6,851,534)	(933,729)	(1,608,814)	(5,528,805)	(6,403,524)
Net increase (decrease) in shares outstanding	(204,764)	(6,423,588)	1,439,822	2,324,748	6,986,130	2,043,327

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Managed Futures Strategy
	April 30, 2014 (unaudited)	October 31, 2013
From operations:
Net investment income (loss)	$(3,008,240)	$(4,777,566)
Net realized gain (loss)	4,340,038	20,043,472
Net change in unrealized appreciation (depreciation)	(3,571,198)	7,459,594
Net increase (decrease) in net assets resulting from operations	(2,239,400)	22,725,500

Distributions to shareholders:
Net investment income	(2,055,103)	—
Net realized gains	(12,761,076)	—
Total distributions to shareholders	(14,816,179)	—

Capital share transactions:
Proceeds from shares sold	65,607,664	229,069,841
Dividends and distributions reinvested	14,816,179	—
Cost of shares redeemed	(58,430,457)	(112,143,398)
Net increase (decrease) in net assets resulting from capital share transactions	21,993,386	116,926,443
Net increase (decrease) in net assets	4,937,807	139,651,943

Net assets:
Beginning of period/year	441,775,275	302,123,332
End of period/year	$446,713,082	$441,775,275
Undistributed (distributions in excess of) net investment income (loss)	$(8,592,713)	$(3,529,370)

Share activity:
Shares issued	6,559,784	22,532,641
Shares issued-reinvested from dividends and distributions	1,449,724	—
Shares redeemed	(5,877,335)	(11,057,242)
Net increase (decrease) in shares outstanding	2,132,173	11,475,399

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Commodity Strategy
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$8.51	$9.67	$10.77	$11.24	$10.03	$8.11
Investment operations
Net investment income (loss) (A)	(0.03)	(0.06)	(0.06)	(0.07)	0.04	0.05
Net realized and unrealized gain (loss)	0.68	(1.10)	(0.66)	0.64	1.22	1.91
Total investment operations	0.65	(1.16)	(0.72)	0.57	1.26	1.96
Distributions
Net investment income	—	—	(0.38)	(0.57)	(0.05)	(0.04)
Net realized gains	—	—	—	(0.47)	—	—	(B)
Total distributions	—	—	(0.38)	(1.04)	(0.05)	(0.04)
Net asset value
End of period/year	$9.16	$8.51	$9.67	$10.77	$11.24	$10.03
Total return (C)	7.64	%(D)	(12.00)%	(6.57)%	5.12%	12.61%	24.41%
Net assets end of period/year (000’s)	$81,792	$77,748	$150,493	$177,843	$146,976	$121,342
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.75	%(E)	0.72%	0.71%	0.71%	0.86%	0.89%
Before (waiver/reimbursement) recapture	0.87	%(E)	0.83%	0.71%	0.71%	0.86%	0.89%
Net investment income (loss) to average net assets	(0.70	)%(E)	(0.62)%	(0.62)%	(0.60)%	0.38%	0.63%
Portfolio turnover rate	—	%(D)	—%	—%	—%	112	%(F)	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover rate was triggered by a change in the fund’s objectives.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Global Allocation
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$11.94		$11.04	$10.99	$10.91	$9.99	$9.32
Investment operations
Net investment income (loss) (A)	0.09		0.13	0.17	0.22	0.20	0.19
Net realized and unrealized gain (loss)	0.31		1.32	0.33	0.03	0.93	1.55
Total investment operations	0.40		1.45	0.50	0.25	1.13	1.74
Distributions
Net investment income	(0.09)		(0.20)	(0.27)	(0.17)	(0.21)	(0.55)
Net realized gains	(0.56)		(0.35)	(0.18)	—	—	(0.52)
Total distributions	(0.65)		(0.55)	(0.45)	(0.17)	(0.21)	(1.07)
Net asset value
End of period/year	$11.69		$11.94	$11.04	$10.99	$10.91	$9.99
Total return (B)	3.34	%(C)	13.76%	4.91%	2.28%	11.40%	20.57%
Net assets end of period/year (000’s)	$377,255		$368,313	$314,705	$422,226	$497,305	$448,979
Ratio and supplemental data
Expenses to average net assets (D)
After (waiver/reimbursement) recapture	0.98	%(E)	0.94%	0.96%	0.91%	0.87%	0.90%
Before (waiver/reimbursement) recapture	0.99	%(E)	0.94%	0.96%	0.91%	0.87%	0.90%
Net investment income (loss) to average net assets	1.51	%(E)	1.18%	1.58%	1.98%	1.96%	2.08%
Portfolio turnover rate (F)	40	%(C)	53%	38%	41%	51%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include the portfolio activity of the investment companies in which the fund invests.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Transamerica Global Macro
	April 30, 2014 (unaudited)		October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Net asset value
Beginning of period/year	$5.23		$5.77	$5.82	$6.12	$6.08	$8.60
Investment operations
Net investment income (loss) (A)	(0.04)		(0.08)	(0.08)	(0.09)	(0.10)	0.02
Net realized and unrealized gain (loss)	0.17		(0.46)	0.03	(0.21)	0.14	(0.04)
Total investment operations	0.13		(0.54)	(0.05)	(0.30)	0.04	(0.02)
Distributions
Net investment income	—		—	—	—	—	(0.03)
Net realized gains	—		—	—	—	—	(2.40)
Return of capital	—		—	—	—	—	(0.07)
Total distributions	—		—	—	—	—	(2.50)
Net asset value
End of period/year	$5.36		$5.23	$5.77	$5.82	$6.12	$6.08
Total return (B)	2.49	%(C)	(9.36)%	(0.86)%	(4.90)%	0.66%	5.34%
Net assets end of period/year (000’s)	$152,687		$112,517	$112,261	$137,551	$126,142	$107,017
Ratio and supplemental data
Expenses to average net assets (D)
After (waiver/reimbursement) recapture	1.49	%(E)	1.48%	1.46%	1.53%	1.61%	1.58%
Before (waiver/reimbursement) recapture	1.50	%(E)	1.48%	1.46%	1.53%	1.61%	1.58%
Net investment income (loss) to average net assets	(1.31	)%(E)	(1.42)%	(1.41)%	(1.49)%	(1.56)%	0.32%
Portfolio turnover rate (F)	13	%(C)	—%	—%	—%	—%	358%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include the portfolio activity of the investment companies in which the fund invests.
Note:	Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Transamerica Managed Futures Strategy
April 30, 2014 (unaudited)	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$10.10	$9.36	$9.34	$10.16	$10.00
Investment operations
Net investment income (loss) (B)	(0.07)	(0.13)	(0.13)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	0.03	0.87	0.16	(0.53)	0.17
Total investment operations	(0.04)	0.74	0.03	(0.65)	0.16
Distributions
Net investment income	(0.04)	—	—	(C)	(0.10)	—
Net realized gains	(0.28)	—	(0.01)	(0.07)	—
Total distributions	(0.32)	—	(0.01)	(0.17)	—
Net asset value
End of period/year	$9.74	$10.10	$9.36	$9.34	$10.16
Total return (D)	(0.54	)%(E)	7.91%	0.31%	(6.52)%	1.60	%(E)
Net assets end of period/year (000’s)	$446,713	$441,775	$302,123	$262,409	$257,887
Ratio and supplemental data
Expenses to average net assets (F)
After (waiver/reimbursement) recapture	1.35	%(G)	1.32%	1.37%	1.31%	1.38	%(G)
Before (waiver/reimbursement) recapture	1.60	%(G)	1.57%	1.37%	1.31%	1.38	%(G)
Net investment income (loss) to average net assets	(1.33	)%(G)	(1.30)%	(1.35)%	(1.21)%	(1.22	)%(G)
Portfolio turnover rate (H)	—	%(E)	—%	—%	—%	—	%(E)

(A)	Commenced operations on September 30, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the investment companies in which the fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS

At April 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Transamerica Arbitrage Strategy, Transamerica Bond, Transamerica Core Bond, Transamerica Developing Markets Equity, Transamerica Global Real Estate Securities, Transamerica Growth, Transamerica Intermediate Bond (commenced operations on March 1, 2014), Transamerica International, Transamerica International Equity Opportunities, Transamerica International Small Cap, Transamerica Long/Short Strategy, Transamerica Mid Cap Value, Transamerica Real Return TIPS, Transamerica Select Equity, Transamerica Total Return, Transamerica Value, Transamerica Commodity Strategy, Transamerica Global Allocation, Transamerica Global Macro, and Transamerica Managed Futures Strategy, (each, a “Fund” and collectively, the “Funds”) are series of the Trust.

Transamerica Global Real Estate Securities, Transamerica Real Return TIPS, Transamerica Value, Transamerica Commodity Strategy, Transamerica Global Macro, and Transamerica Managed Futures Strategy are “non-diversified” funds, as defined under the 1940 Act.

This report must be accompanied by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the administrator, the distributor, the Funds’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Funds by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Funds; from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Fund’s investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and their dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Funds. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statements of Operations or Consolidated Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. By lending securities, a Fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations or Consolidated Statements of Operations. Income from loaned securities in the Statements of Operations or Consolidated Statements of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at April 30, 2014 are shown on a gross basis in the Schedules of Investments or Consolidated Schedules of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at April 30, 2014 are shown on a gross basis in the Schedules of Investments or Consolidated Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond, Transamerica Global Allocation, Transamerica Global Macro and Transamerica Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes as well. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Funds may write or purchase foreign currency options. Purchasing foreign currency options gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open options and swaptions at April 30, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Transactions in written options were as follows:

Transamerica Arbitrage Strategy	Premiums	Contracts
Balance at October 31, 2013	$197,335	3,072
Sales	1,488,624	27,567
Closing Buys	(842,515)	(10,593)
Expirations	(658,382)	(14,916)
Exercised	(12,484)	(216)

Balance at April 30, 2014	$172,578	4,914

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Transamerica Real Return TIPS	Premiums	Contracts
Balance at October 31, 2013	$—	—
Sales	24,029	39
Closing Buys	—	—
Expirations	—	—
Exercised	—	—

Balance at April 30, 2014	$24,029	39

Transamerica Total Return	Premiums	Contracts
Balance at October 31, 2013	$—	—
Sales	417,566	68,000,380
Closing Buys	—	—
Expirations	(239,285)	(26,000,380)
Exercised	—	—

Balance at April 30, 2014	$178,281	42,000,000

Transamerica Global Allocation	Premiums	Contracts
Balance at October 31, 2013	$585,276	318,834
Sales	2,301,412	1,226,852
Closing Buys	(1,243,220)	(574,092)
Expirations	(234,546)	(77,330)
Exercised	(109,215)	(7,725)

Balance at April 30, 2014	$1,299,707	886,539

Transamerica Global Macro	Premiums	Contracts
Balance at October 31, 2013	$194,762	1,084
Sales	162,943	1,596
Closing Buys	(95,727)	(520)
Expirations	(213,458)	(1,950)
Exercised	(48,520)	(210)

Balance at April 30, 2014	$—	—

Transactions in written swaptions, inflation cap and foreign exchange options were as follows:

Transamerica Real Return TIPS	Premiums	Notional Amount
Balance at October 31, 2013	$643,857	$82,800,000
Sales	276,220	80,611,000
Closing Buys	(125,133)	(62,200,000)
Expirations	(478,575)	(64,145,000)
Exercised	(9,215)	(3,800,000)

Balance at April 30, 2014	$307,154	$33,266,000

Transamerica Real Return TIPS	Premiums	Notional Amount
Balance at October 31, 2013	$88,384	EUR	47,800,000
Sales	72,174		16,200,000
Closing Buys	—		—
Expirations	(47,981)		(23,900,000)
Exercised	(40,403)		(23,900,000)

Balance at April 30, 2014	$72,174	EUR	16,200,000

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Transamerica Total Return	Premiums	Notional Amount
Balance at October 31, 2013	$1,176,758	$131,600,000
Sales	1,364,921	170,500,000
Closing Buys	—	—
Expirations	(926,741)	(142,300,000)
Exercised	—	—

Balance at April 30, 2014	$1,614,938	$159,800,000

Transamerica Total Return	Premiums	Notional Amount
Balance at October 31, 2013	$—	GBP	—
Sales	264,200		60,400,000
Closing Buys	—		—
Expirations	—		—
Exercised	—		—

Balance at April 30, 2014	$264,200	GBP	60,400,000

Transamerica Global Allocation	Premiums	Notional Amount
Balance at October 31, 2013	$—	$—
Sales	500,239	71,400,660
Closing Buys	(338,786)	(42,403,037)
Expirations	—	—
Exercised	—	—

Balance at April 30, 2014	$161,453	$28,997,623

Transamerica Global Macro	Premiums	Notional Amount
Balance at October 31, 2013	$445,260	$181,000
Sales	8,225,275	14,256,750
Closing Buys	(219,092)	(601,600)
Expirations	(3,583,083)	(6,954,150)
Exercised	(1,023,179)	(1,628,900)

Balance at April 30, 2014	$3,845,181	$5,253,100

Transamerica Global Macro	Premiums	Notional Amount
Balance at October 31, 2013	$609,021	EUR 467,000
Sales	832,785	2,129,600
Closing Buys	—	—
Expirations	(733,506)	(1,855,200)
Exercised	(47,254)	(92,800)

Balance at April 30, 2014	$661,046	EUR 648,600

Transamerica Global Macro	Premiums	Notional Amount
Balance at October 31, 2013	$—	NZD	—
Sales	294,931		742,500
Closing Buys	—		—
Expirations	(152,670)		(390,000)
Exercised	—		—

Balance at April 30, 2014	$142,261	NZD	352,500

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at April 30, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statements of Operations or Consolidated Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations or Consolidated Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses in the Statements of Operations or Consolidated Statements of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments or Consolidated Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments or Consolidated Schedules of Investments. If

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open centrally cleared swap agreements at April 30, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds, if applicable, and is included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

The open OTC swap agreements at April 30, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments. The value, as applicable, is included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

The Funds’ average borrowings for the period ended April 30, 2014 were as follows:

	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Real Return TIPS	$27,546,541	178	0.14%
Transamerica Total Return	54,818,932	55	(0.77)

The open reverse repurchase agreements at April 30, 2014, if any, are listed in the Schedules of Investments and are reflected as a liability in the Statements of Assets and Liabilities.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2014, Transamerica Real Return TIPS and Transamerica Total Return earned price drop fee income of $227,636 and $2,328, respectively. The price drop fee income is included in Interest income in the Statements of Operations.

The outstanding payable for securities to be repurchased is included in payable for funds borrowed in the Statements of Assets and Liabilities. The average borrowing for sale-buyback financing transactions during the period ended April 30, 2014, for Transamerica Real Return TIPS and Transamerica Total Return was approximately $38,442,700 and $204,069, respectively, with an average interest rate of 0.10% and (0.88)%, respectively. The interest expense is included in Interest income in the Statements of Operations.

Open sale-buyback financing transactions at April 30, 2014 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as dividends and/or interest from securities sold short in the Statements of Operations or Consolidated Statements of Operations. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations or Consolidated Statements of Operations.

Open short sale transactions at April 30, 2014 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at April 30, 2014.

Open loan participations and assignments at April 30, 2014 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments or Consolidated Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 1. (continued)

their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations or Consolidated Statements of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the period ended April 30, 2014, are included in Net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund Name	Commissions
Transamerica Global Real Estate Securities	$2,341
Transamerica Growth	19,041
Transamerica International	775
Transamerica International Equity Opportunities	140
Transamerica Mid Cap Value	1,810
Transamerica Select Equity	56,030

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Statement of Cash Flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Transamerica Real Return TIPS using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 2. (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2014:

Transamerica Arbitrage Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$16,748,408	10.02%
Transamerica Asset Allocation —Growth Portfolio	32,494,863	19.44
Transamerica Asset Allocation —Moderate Growth Portfolio	52,662,958	31.51
Transamerica Asset Allocation —Moderate Portfolio	34,470,168	20.63
Transamerica Multi-Manager Alternative Strategies Portfolio	30,633,107	18.33
Transamerica Multi-Manager Alternative Strategies VP	18,035	0.01
Total	$167,027,539	99.94%
Transamerica Bond	Market Value	% of Net Assets
Transamerica Asset Allocatio —Conservative Portfolio	$60,273,437	7.15%
Transamerica Asset Allocation —Conservative VP	58,374,480	6.92
Transamerica Asset Allocatio —Moderate Growth Portfolio	46,680,898	5.54
Transamerica Asset Allocation —Moderate Growth VP	231,645,414	27.48
Transamerica Asset Allocation —Moderate Portfolio	91,532,063	10.86
Transamerica Asset Allocation —Moderate VP	223,233,458	26.48
Transamerica BlackRock Tactical Allocation VP	92,778,269	11.00
Transamerica ING Balanced Allocation VP	540,204	0.06
Transamerica ING Conservative Allocation VP	79,926	0.01
Transamerica ING Moderate Growth Allocation VP	240,636	0.03
Transamerica International Moderate Growth VP	23,478,026	2.78
Transamerica Madison Balanced Allocation VP	2,283,007	0.27
Transamerica Madison Conservative Allocation VP	3,431,523	0.41
Total	$834,571,341	98.99%

Transamerica Core Bond	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$165,434,846	15.00%
Transamerica Asset Allocation —Conservative VP	99,965,551	9.06
Transamerica Asset Allocation —Moderate Growth Portfolio	152,816,141	13.86
Transamerica Asset Allocation —Moderate Growth VP	173,780,574	15.76
Transamerica Asset Allocation —Moderate Portfolio	173,931,962	15.77
Transamerica Asset Allocation —Moderate VP	278,895,575	25.29
Transamerica ING Balanced Allocation VP	274,944	0.02
Transamerica ING Conservative Allocation VP	60,009	0.01
Transamerica ING Moderate Growth Allocation VP	101,512	0.01
Transamerica International Moderate Growth VP	6,107,298	0.55
Total	$1,051,368,412	95.33%
Transamerica Developing Markets Equity	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$22,060,191	3.80%
Transamerica Asset Allocation —Conservative VP	16,171,135	2.79
Transamerica Asset Allocation —Growth Portfolio	77,539,087	13.36
Transamerica Asset Allocation —Growth VP	47,722,666	8.23
Transamerica Asset Allocation —Moderate Growth Portfolio	106,275,846	18.32
Transamerica Asset Allocation —Moderate Growth VP	155,384,354	26.78
Transamerica Asset Allocation —Moderate Portfolio	42,726,185	7.36
Transamerica Asset Allocation —Moderate VP	54,957,123	9.47
Transamerica International Moderate Growth VP	16,205,613	2.79
Transamerica Multi-Manager International Portfolio	29,661,986	5.11
Total	$568,704,186	98.01%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Global Real Estate Securities	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$20,929	0.03%
Transamerica Asset Allocation —Growth Portfolio	5,732,649	8.34
Transamerica Asset Allocation —Moderate Growth Portfolio	17,366,171	25.26
Transamerica Asset Allocation —Moderate Portfolio	22,095	0.03
Transamerica Multi-Manager Alternative Strategies Portfolio	32,162,362	46.78
Transamerica Multi-Manager Alternative Strategies VP	20,854	0.03
Total	$55,325,060	80.47%
Transamerica Growth	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$43,233,075	8.82%
Transamerica Asset Allocation —Growth Portfolio	136,702,618	27.87
Transamerica Asset Allocation —Moderate Growth Portfolio	193,382,916	39.43
Transamerica Asset Allocation —Moderate Portfolio	97,866,152	19.95
Total	$471,184,761	96.07%
Transamerica Intermediate Bond	Market Value	% of Net Assets
Transamerica Asset Allocation —Moderate VP	$100,553,991	98.03%
Transamerica ING Balanced Allocation VP	1,497,950	1.45
Transamerica ING Conservative Allocation VP	257,274	0.25
Transamerica ING Moderate Growth Allocation VP	283,208	0.27
Total	$102,592,423	100.00%

Transamerica International	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$7,243,604	1.94%
Transamerica Asset Allocation —Growth Portfolio	40,656,260	10.89
Transamerica Asset Allocation —Growth VP	26,159,107	7.01
Transamerica Asset Allocation —Moderate Growth Portfolio	69,607,881	18.64
Transamerica Asset Allocation —Moderate Growth VP	65,734,519	17.60
Transamerica Asset Allocation —Moderate Portfolio	22,929,401	6.14
Transamerica Asset Allocation —Moderate VP	29,229,713	7.83
Transamerica ING Moderate Growth Allocation VP	34,438	0.01
Transamerica International Moderate Growth VP	64,727,058	17.33
Transamerica Multi-Manager International Portfolio	41,767,045	11.18
Total	$368,089,026	98.57%
Transamerica International Equity Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$12,846,486	2.84%
Transamerica Asset Allocation —Growth Portfolio	68,970,835	15.27
Transamerica Asset Allocation —Growth VP	11,964,539	2.65
Transamerica Asset Allocation —Moderate Growth Portfolio	81,214,074	17.99
Transamerica Asset Allocation —Moderate Growth VP	28,394,294	6.29
Transamerica Asset Allocation —Moderate Portfolio	50,293,151	11.14
Transamerica Asset Allocation —Moderate VP	52,687,433	11.67
Transamerica International Moderate Growth VP	79,096,004	17.52
Transamerica Multi-Manager International Portfolio	54,337,048	12.03
Total	$439,803,864	97.40%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica International Small Cap	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$13,542,871	2.01%
Transamerica Asset Allocation —Conservative VP	18,095,812	2.68
Transamerica Asset Allocation —Growth Portfolio	49,944,183	7.40
Transamerica Asset Allocation —Growth VP	55,845,995	8.28
Transamerica Asset Allocation —Moderate Growth Portfolio	75,849,909	11.24
Transamerica Asset Allocation —Moderate Growth VP	163,389,375	24.21
Transamerica Asset Allocation —Moderate Portfolio	38,228,382	5.67
Transamerica Asset Allocation —Moderate VP	115,684,960	17.15
Transamerica ING Moderate Growth Allocation VP	135,995	0.02
Transamerica International Moderate Growth VP	90,832,696	13.46
Transamerica Multi-Manager Alternative Strategies Portfolio	27,643,762	4.10
Transamerica Multi-Manager Alternative Strategies VP	17,923	0.00	(A)
Transamerica Multi-Manager International Portfolio	13,762,872	2.04
Total	$662,974,735	98.26%
Transamerica Long/Short Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$9,110,675	6.54%
Transamerica Asset Allocation —Moderate Portfolio	15,482,690	11.11
Transamerica Multi-Manager Alternative Strategies Portfolio	114,500,829	82.18
Transamerica Multi-Manager Alternative Strategies VP	74,250	0.06
Total	$139,168,444	99.89%
Transamerica Mid Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$9,824,290	3.74%
Transamerica Asset Allocation —Growth Portfolio	76,678,228	29.15
Transamerica Asset Allocation —Moderate Growth Portfolio	118,250,567	44.95
Transamerica Asset Allocation —Moderate Portfolio	52,026,444	19.78
Total	$256,779,529	97.62%

Transamerica Real Return TIPS	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$37,653,391	15.96%
Transamerica Asset Allocation —Conservative VP	597,539	0.25
Transamerica Asset Allocation —Moderate Growth Portfolio	44,010,081	18.66
Transamerica Asset Allocation —Moderate Growth VP	21,723,636	9.21
Transamerica Asset Allocation —Moderate Portfolio	49,038,507	20.79
Transamerica Asset Allocation —Moderate VP	59,279,391	25.13
Transamerica International Moderate Growth VP	8,936,678	3.79
Total	$221,239,223	93.79%
Transamerica Select Equity	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$36,039,107	2.61%
Transamerica Asset Allocation —Conservative VP	74,278,128	5.39
Transamerica Asset Allocation —Growth Portfolio	158,721,380	11.51
Transamerica Asset Allocation —Growth VP	86,018,159	6.24
Transamerica Asset Allocation —Moderate Growth Portfolio	246,987,117	17.91
Transamerica Asset Allocation —Moderate Growth VP	362,081,041	26.25
Transamerica Asset Allocation —Moderate Portfolio	98,410,088	7.14
Transamerica Asset Allocation —Moderate VP	239,721,292	17.38
Transamerica BlackRock Tactical Allocation VP	57,497,659	4.17
Total	$1,359,753,971	98.60%
Transamerica Total Return	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$168,917,500	16.63%
Transamerica Asset Allocation —Moderate Growth Portfolio	405,366,983	39.90
Transamerica Asset Allocation —Moderate Portfolio	384,568,300	37.85
Total	$958,852,783	94.38%

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Value	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$9,547,461	2.18%
Transamerica Asset Allocation —Growth Portfolio	54,769,329	12.50
Transamerica Asset Allocation —Growth VP	45,757,090	10.44
Transamerica Asset Allocation —Moderate Growth Portfolio	89,793,112	20.49
Transamerica Asset Allocation —Moderate Growth VP	114,279,400	26.07
Transamerica Asset Allocation —Moderate Portfolio	42,839,753	9.77
Transamerica Asset Allocation —Moderate VP	58,275,190	13.30
Transamerica ING Balanced Allocation VP	140,569	0.03
Transamerica ING Moderate Growth Allocation VP	181,638	0.04
Transamerica International Moderate Growth VP	18,340,731	4.18
Total	$433,924,273	99.00%
Transamerica Commodity Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$8,881,960	10.86%
Transamerica Asset Allocation —Moderate Growth Portfolio	30,837,760	37.70
Transamerica Asset Allocation —Moderate Portfolio	22,603,876	27.64
Transamerica Multi-Manager Alternative Strategies Portfolio	18,573,383	22.71
Transamerica Multi-Manager Alternative Strategies VP	12,051	0.01
Total	$80,909,030	98.92%
Transamerica Global Allocation	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$18,149,569	4.81%
Transamerica Asset Allocation —Growth Portfolio	11,874,434	3.15
Transamerica Asset Allocation —Moderate Growth Portfolio	79,353,166	21.03
Transamerica Asset Allocation —Moderate Growth VP	81,744,566	21.67
Transamerica Asset Allocation —Moderate Portfolio	49,240,333	13.05
Transamerica Asset Allocation —Moderate VP	42,614,699	11.30
Transamerica BlackRock Tactical Allocation VP	90,502,369	23.99
Total	$373,479,136	99.00%

Transamerica Global Macro	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$7,244,587	4.74%
Transamerica Asset Allocation —Growth Portfolio	15,324,727	10.04
Transamerica Asset Allocation —Growth VP	52,056,743	34.09
Transamerica Asset Allocation —Moderate Portfolio	11,756,025	7.70
Transamerica Multi-Manager Alternative Strategies Portfolio	65,840,843	43.12
Transamerica Multi-Manager Alternative Strategies VP	42,699	0.03
Total	$152,265,624	99.72%
Transamerica Managed Futures Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation —Conservative Portfolio	$19,113,362	4.28%
Transamerica Asset Allocation —Growth Portfolio	99,594,255	22.29
Transamerica Asset Allocation —Growth VP	62,985,298	14.10
Transamerica Asset Allocation —Moderate Growth Portfolio	112,739,946	25.24
Transamerica Asset Allocation —Moderate Portfolio	81,657,027	18.28
Transamerica Multi-Manager Alternative Strategies Portfolio	69,278,610	15.51
Transamerica Multi-Manager Alternative Strategies VP	44,921	0.01
Total	$445,413,419	99.71%

(A)	Percentage rounds to less than 0.01%.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

Transamerica Arbitrage Strategy
First $50 million	1.050%
Over $50 million	1.000
Transamerica Bond
First $200 million	0.675%
Over $200 million up to $750 million	0.625
Over $750 million	0.575
Transamerica Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.400
Over $1 billion	0.375
Transamerica Developing Markets Equity
First $50 million	1.200%
Over $50 million up to $200 million	1.150
Over $200 million up to $500 million	1.100
Over $500 million	1.050
Transamerica Global Real Estate Securities
First $250 million	0.800%
Over $250 million up to $500 million	0.775
Over $500 million up to $1 billion	0.700
Over $1 billion	0.650
Transamerica Growth
First $250 million	0.800%
Over $250 million up to $500 million	0.750
Over $500 million up to $1 billion	0.700
Over $1 billion	0.600
Transamerica Intermediate Bond
First $2 billion	0.350%
Over $2 billion	0.335
Transamerica International
First $100 million	1.000%
Over $100 million	0.950
Transamerica International Equity Opportunities
Over $250 million	0.900%
Over $250 million up to $500 million	0.875
Over $500 million up to $1 billion	0.850
Over $1 billion	0.800
Transamerica International Small Cap
First $300 million	1.070%
Over $300 million	1.000

Transamerica Long/Short Strategy
First $300 million	1.200%
Over $300 million up to $1 billion	1.150
Over $1 billion	1.125
Transamerica Mid Cap Value
First $100 million	0.850%
Over $100 million	0.800
Transamerica Real Return TIPS
First $250 million	0.700%
Over $250 million up to $750 million	0.650
Over $750 million up to $1 billion	0.600
Over $1 billion	0.550
Transamerica Select Equity
First $200 million	0.800%
Over $200 million up to $500 million	0.740
Over $500 million up to $1 billion	0.690
Over $1 billion up to $1.5 billion	0.670
Over $1.5 billion	0.620
Transamerica Total Return
First $250 million	0.675%
Over $250 million up to $750 million	0.650
Over $750 million	0.600
Transamerica Value
ANA	0.800%
Transamerica Commodity Strategy
First $200 million	0.610%
Over $200 million up to $1 billion	0.590
Over $1 billion	0.560
Transamerica Global Allocation
First $100 million	0.800%
Over $100 million	0.720
Transamerica Global Macro
First $300 million	1.250%
Over $300 million up to $500 million	1.175
Over $500 million up to $600 million	1.120
Over $600 million	1.050
Transamerica Managed Futures Strategy
First $500 million	1.100%
Over $500 million	1.050

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Allocation, Ltd., Transamerica Cayman Global Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd., (each, a “Subsidiary”; collectively, the “Subsidiaries”) entered into separate contracts with TAM for the management of the Subsidiaries pursuant to which the Subsidiaries pay TAM a fee that is the same, as a percentage of net assets, as the management fee of the fund. TAM has contractually agreed to waive a portion of the funds’ management fee in an amount equal to the management fee paid to TAM by the Subsidiaries. This management fee waiver, which is reflected in the “Expenses (waived/reimbursed)” line item on the Consolidated Statements of Operations, may not be discontinued by TAM as long as its contract with the Subsidiaries is in place. For the period ended April 30, 2014, the amounts waived were $42,489, $14,805, $2,185 and $572,533, respectively for Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Allocation, Ltd., Transamerica Cayman Global Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Arbitrage Strategy	1.25%	March 1, 2015
Transamerica Bond (Effective March 1, 2014)	0.71	March 1, 2015
Transamerica Bond (Prior to March 1, 2014)	0.88
Transamerica Core Bond	0.70	March 1, 2015
Transamerica Developing Markets Equity	1.45	March 1, 2015
Transamerica Intemediate Bond	0.55	March 1, 2015
Transamerica International (Effective March 1, 2014)	1.15	March 1, 2015
Transamerica International (Prior to March 1, 2014)	1.25
Transamerica International Small Cap	1.27	March 1, 2015
Transamerica Long/Short Strategy (Effective March 1, 2014)	1.59	March 1, 2015
Transamerica Long/Short Strategy (Prior to March 1, 2014)	1.65
Transamerica Mid Cap Value	1.05	March 1, 2015
Transamerica Select Equity	0.90	March 1, 2015
Transamerica Value	1.00	March 1, 2015
Transamerica Commodity Strategy (Effective March 1, 2014)	0.94	March 1, 2015
Transamerica Commodity Strategy (Prior to March 1, 2014)	1.00
Transamerica Global Allocation	1.00	March 1, 2015
Transamerica Global Macro	1.65	March 1, 2015
Transamerica Managed Futures Strategy	1.45	March 1, 2015

Funds not listed in the above table did not have an expense limit.

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

During the period ended April 30, 2014, amounts recaptured by TAM were as follows:

Fund Name	Recaptured Amount
Transamerica Arbitrage Strategy
Fund Level	$8,937

The following amounts are available for recapture by TAM as of April 30, 2014:

Fund Name	Amount Available	Year Reimbursed
Transamerica Arbitrage Strategy	$171,937	2012
	66,705	2013

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.025% of ANA. The Legal fees on the Statements of Operations or Consolidated Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee of 0.75 basis points for an open account for providing transfer agent services. Transfer agent fees paid and the amounts due to TFS for the period ended April 30, 2014 are disclosed in the Statements of Operations and the Statements of Assets and Liabilities, respectively; or in the Consolidated Statements of Operations and the Consolidated Statements of Assets and Liabilities, respectively.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Funds may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2014.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2014 were as follows:

	Purchases of securities		Proceeds from maturities and sales of securities
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Arbitrage Strategy	$695,844,173	$—	$566,854,963	$—
Transamerica Bond	116,938,601	15,442,667	136,679,244	54,930,520
Transamerica Core Bond	60,886,711	45,233,519	54,263,767	15,777,207
Transamerica Developing Markets Equity	134,428,666	—	134,450,020	—
Transamerica Global Real Estate Securities	26,496,224	—	28,166,485	—
Transamerica Growth	94,943,049	—	203,295,388	—
Transamerica Intermediate Bond	56,202,909	52,858,748	120,920	17,358,333
Transamerica International	30,108,431	—	35,952,240	—
Transamerica International Equity Opportunities	224,582,166	—	40,936,113	—
Transamerica International Small Cap	291,366,887	—	103,278,067	—
Transamerica Long/Short Strategy	207,834,239	—	193,205,518	—
Transamerica Mid Cap Value	35,713,361	—	37,849,797	—
Transamerica Real Return TIPS	32,922,364	19,737,511	18,730,930	115,676,158
Transamerica Select Equity	331,627,133	—	436,129,543	—
Transamerica Total Return	230,259,990	705,034,272	51,135,751	837,628,799
Transamerica Value	19,225,566	—	14,523,346	—
Transamerica Commodity Strategy	—	—	—	—
Transamerica Global Allocation	110,084,111	19,812,732	105,764,465	23,000,221
Transamerica Global Macro	7,542,582	—	4,614,204	—
Transamerica Managed Futures Strategy	—	—	—	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Arbitrage Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Purchased options and swaptions	12	26	19
Written options and swaptions	19	44	43
Swap agreements	6	1	3
Forward foreign currency contracts	86	88	82

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Arbitrage Strategy (continued):

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$—	$164,166	$164,166
Unrealized appreciation on forward foreign currency contracts	81,199	—	81,199
Total gross amount of assets (C)	$81,199	$164,166	$245,365
Liability derivatives
Written options and swaptions, at value (B)	$—	$(153,814)	$(153,814)
Swap agreements, at value	—	(1,029)	(1,029)
Unrealized depreciation on forward foreign currency contracts	(322,687)	—	(322,687)
Total gross amount of liabilities (C)	$(322,687)	$(154,843)	$(477,530)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Goldman Sachs & Co.	$81,199	$(81,199)	$—	$—
Other Derivatives (C)	164,166	—	—	164,166
Total	$245,365	$(81,199)	$—	$164,166

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Goldman Sachs & Co.	$322,687	$(81,199)	$—	$241,488
UBS AG	1,029	—	(1,029)	—
Other Derivatives (C)	153,814	—	—	153,814
Total	$477,530	$(81,199)	$(1,029)	$395,302

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Arbitrage Strategy (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

	Foreign exchange contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$—	$(226,617)	$(226,617)
Net realized gain (loss) on written options and swaptions	—	612,493	612,493
Net realized gain (loss) on swap agreements	—	(12,279)	(12,279)
Net realized gain (loss) on forward foreign currency contracts (B)	(366,860)	—	(366,860)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	—	(133,190)	(133,190)
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	(25,233)	(25,233)
Net change in unrealized appreciation (depreciation) on swap agreements	—	7,398	7,398
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	190,729	—	190,729
Total	$(176,131)	$222,572	$46,441

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Bond:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	1	1	1

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Total
Liability derivatives
Unrealized depreciation on futures contracts (A)	$(569,537)	$(569,537)
Total gross amount of liabilities (B)	$(569,537)	$(569,537)

(A)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(B)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Bond (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(125,160)	$(125,160)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(460,065)	(460,065)
Total	$(585,225)	$(585,225)

The Fund’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Real Return TIPS:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	6	7	7
Purchased options and swaptions	1	1	1
Written options and swaptions	18	37	22
Swap agreements	32	42	41
Forward foreign currency contracts	33	47	32

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$37,008	$—	$—	$37,008
Unrealized appreciation on futures contracts (B) (C)	144,650	—	—	144,650
Swap agreements, at value (B) (D)	3,254,184	—	124,309	3,378,493
Unrealized appreciation on forward foreign currency contracts	—	167,616	—	167,616
Total gross amount of assets (E)	$3,435,842	$167,616	$124,309	$3,727,767
Liability derivatives
Written options and swaptions, at value (B)	$(75,904)	$(24,910)	$(11,349)	$(112,163)
Unrealized depreciation on futures contracts (B) (C)	(54,086)	—	—	(54,086)
Swap agreements, at value (B) (D)	(1,611,836)	—	(129,825)	(1,741,661)
Unrealized depreciation on forward foreign currency contracts	—	(371,865)	—	(371,865)
Total gross amount of liabilities (E)	$(1,741,826)	$(396,775)	$(141,174)	$(2,279,775)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Real Return TIPS (continued):

(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	Includes value on OTC swap agreements as reported on the Statements of Assets and Liabilities, as well as the value on centrally cleared swap agreements included in the variation margin receivable/payable on derivative financial instruments.
(E)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Bank of America, N.A.	$686,241	$(114,690)	$(530,000)	$41,551
Barclays Bank PLC	15,502	(15,502)	—	—
BNP Paribas SA	851	(851)	—	—
Citibank N.A.	53,116	(23,296)	(29,820)	—
Deutsche Bank AG	101,575	(101,575)	—	—
Goldman Sachs Bank	247,198	(247,198)	—	—
HSBC Bank USA	2,994	(2,994)	—	—
Morgan Stanley & Co. Inc.	2,692	(2,692)	—	—
Royal Bank of Scotland PLC	28,805	(28,805)	—	—
UBS AG	49,992	(49,992)	—	—
Other Derivatives (C)	2,538,801	—	—	2,538,801
Total	$3,727,767	$(587,595)	$(559,820)	$2,580,352

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Bank of America, N.A.	$114,690	$(114,690)	$—	$—
Barclays Bank PLC	75,086	(15,502)	—	59,584
BNP Paribas SA	216,133	(851)	—	215,282
Citibank N.A.	23,296	(23,296)	—	—
Deutsche Bank AG	415,112	(101,575)	(283,365)	30,172
Goldman Sachs Bank	254,759	(247,198)	(7,561)	—
Goldman Sachs International	1,717	—	—	1,717
HSBC Bank USA	165,549	(2,994)	—	162,555
JPMorgan Chase Bank, N.A.	34,565	—	—	34,565
Morgan Stanley & Co. Inc.	8,171	(2,692)	(5,479)	—
Morgan Stanley Capital Services, Inc.	29,038	—	—	29,038
Royal Bank of Scotland PLC	201,205	(28,805)	—	172,400
UBS AG	193,809	(49,992)	—	143,817
Other Derivatives (C)	546,645	—	—	546,645
Total	$2,279,775	$(587,595)	$(296,405)	$1,395,775

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Real Return TIPS (continued):

(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(254,250)	$—	$—	$(254,250)
Net realized gain (loss) on futures contracts	482,925	—	—	482,925
Net realized gain (loss) on written options and swaptions	564,906	—	—	564,906
Net realized gain (loss) on swap agreements	759,734	—	(81,690)	678,044
Net realized gain (loss) on forward foreign currency contracts (B)	—	(24,343)	—	(24,343)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	138,524	—	—	138,524
Net change in unrealized appreciation (depreciation) on futures contracts	(282,278)	—	—	(282,278)
Net change in unrealized appreciation (depreciation) on written options and swaptions	(369,728)	92,774	17,168	(259,786)
Net change in unrealized appreciation (depreciation) on swap agreements	(1,251,408)	—	170,864	(1,080,544)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(144,154)	—	(144,154)
Total	$(211,575)	$(75,723)	$106,342	$(180,956)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Total Return:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	7	8	8
Written options and swaptions	6	15	16
Swap agreements	15	19	17
Forward foreign currency contracts	24	23	23

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Total Return (continued):

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$791,632	$—	$—	$791,632
Swap agreements, at value (B) (C)	1,830,788	—	1,062,892	2,893,680
Unrealized appreciation on forward foreign currency contracts	—	501,892	—	501,892
Total gross amount of assets (D)	$2,622,420	$501,892	$1,062,892	$4,187,204
Liability derivatives
Written options and swaptions, at value (B)	$(1,081,735)	$—	$—	$(1,081,735)
Unrealized depreciation on futures contracts (A) (B)	(233,352)	—	—	(233,352)
Swap agreements, at value (B) (C)	(1,189,340)	—	(1,400,526)	(2,589,866)
Unrealized depreciation on forward foreign currency contracts	—	(2,527,114)	—	(2,527,114)
Total gross amount of liabilities (D)	$(2,504,427)	$(2,527,114)	$(1,400,526)	$(6,432,067)

(A)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes value on OTC swap agreements as reported on the Statements of Assets and Liabilities, as well as the value on centrally cleared swap agreements included in the variation margin receivable/payable on derivative financial instruments.
(D)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Bank of America, N.A.	$368,033	$(368,033)	$—	$—
Barclays Bank PLC	103,378	(13,605)	(89,773)	—
BNP Paribas	42,678	(42,678)	—	—
Citibank N.A.	24,788	(24,788)	—	—
Deutsche Bank AG	75,254	(43,524)	—	31,730
Goldman Sachs Bank	168,390	(6,038)	—	162,352
Morgan Stanley Capital Services, Inc.	309,899	(296,989)	(12,910)	—
UBS AG	172,812	(172,812)	—	—
Other Derivatives (C)	2,921,972	—	—	2,921,972
Total	$4,187,204	$(968,467)	$(102,683)	$3,116,054

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Total Return (continued):

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Bank of America, N.A.	$368,395	$(368,033)	$—	$362
Barclays Bank PLC	13,605	(13,605)	—	—
BNP Paribas	315,714	(42,678)	(273,036)	—
Citibank N.A.	1,484,789	(24,788)	—	1,460,001
Deutsche Bank AG	43,524	(43,524)	—	—
Goldman Sachs Bank	6,038	(6,038)	—	—
Goldman Sachs International	747	—	—	747
HSBC Bank USA	55,489	—	—	55,489
JPMorgan Chase Bank, N.A.	214,620	—	(174,938)	39,682
Morgan Stanley Capital Services, Inc.	296,989	(296,989)	—	—
Royal Bank of Scotland plc	1,813,991	—	—	1,813,991
UBS AG	756,479	(172,812)	—	583,667
Other Derivatives (C)	1,061,687	—	—	1,061,687
Total	$6,432,067	$(968,467)	$(447,974)	$5,015,626

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$921,569	$—	$—	$921,569
Net realized gain (loss) on written options and swaptions	1,166,026	—	—	1,166,026
Net realized gain (loss) on swap agreements	3,268	—	514,039	517,307
Net realized gain (loss) on forward foreign currency contracts (A)	—	(2,136,070)	—	(2,136,070)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(2,034,405)	—	—	(2,034,405)
Net change in unrealized appreciation (depreciation) on written options and swaptions	640,763	—	—	640,763
Net change in unrealized appreciation (depreciation) on swap agreements	(1,950,783)	—	(597,667)	(2,548,450)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	—	(1,132,349)	—	(1,132,349)
Total	$(1,253,562)	$(3,268,419)	$(83,628)	$(4,605,609)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Commodity Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Swap agreements	5	4	5

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Consolidated Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Swap agreements, at value	$(6,434)	$(6,434)
Total gross amount of assets (A)	$(6,434)	$(6,434)

(A)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Macquarie Bank Limited	$455	$—	$(455)	$—
Merrill Lynch International	3,000	—	(3,000)	—
UBS AG	2,979	—	(2,979)	—
Total	$6,434	$—	$(6,434)	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Effect of Derivative Instruments in the Consolidated Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on swap agreements	$6,057,833	$6,057,833
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on swap agreements	11,429	11,429
Total	$6,069,262	$6,069,262

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Commodity Strategy (continued):

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Global Allocation:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	4	7	6
Purchased options and swaptions	80	61	66
Written options and swaptions	26	65	49
Swap agreements	18	12	15
Forward foreign currency contracts	46	62	52

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Consolidated Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$512,355	$—	$—	$2,547,757	$3,060,112
Unrealized appreciation on futures contracts (B) (C)	—	—	—	12,540	12,540
Swap agreements, at value (B) (D)	1,880	—	10,773	7,394	20,047
Unrealized appreciation on forward foreign currency contracts	—	70,281	—	—	70,281
Total gross amount of assets (E)	$514,235	$70,281	$10,773	$2,567,691	$3,162,980
Liability derivatives
Written options and swaptions, at value (B)	$(115,514)	$—	$—	$(937,061)	$(1,052,575)
Unrealized depreciation on futures contracts (B) (C)	—	—	—	(861,031)	(861,031)
Swap agreements, at value (B) (D)	(22,913)	—	(77,601)	(1,408)	(101,922)
Unrealized depreciation on forward foreign currency contracts	—	(231,608)	—	—	(231,608)
Total gross amount of liabilities (E)	$(138,427)	$(231,608)	$(77,601)	$(1,799,500)	$(2,247,136)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.
(D)	Includes value on OTC swap agreements as reported on the Consolidated Statements of Assets and Liabilities, as well as the value on centrally cleared swap agreements included in the variation margin receivable/payable on derivative financial instruments.
(E)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Allocation (continued):

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Bank of America, N.A.	$161,785	$(113,454)	$—	$48,331
BNP Paribas SA	22,796	(22,796)	—	—
Citibank, N.A.	368,605	(233,355)	—	135,250
Credit Suisse International	5,697	(5,697)	—	—
Credit Suisse Securities (USA) LLC	107,475	(21,447)	—	86,028
Deutsche Bank AG	1,014,178	(184,422)	(600,000)	229,756
Goldman Sachs & Co.	1,005,529	(315,158)	—	690,371
Goldman Sachs International	7,522	(7,522)	—	—
HSBC Bank USA	3,189	(3,189)	—	—
JPMorgan Chase Bank, N.A.	108,259	(63,342)	—	44,917
Morgan Stanley & Co., Inc.	100,919	(71,918)	—	29,001
Morgan Stanley Capital Services, Inc.	401	(401)	—	—
UBS AG	41,092	(41,092)	—	—
Other Derivatives (C)	215,533	—	—	215,533
Total	$3,162,980	$(1,083,793)	$(600,000)	$1,479,187

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Bank of America, N.A.	$113,454	$(113,454)	$—	$—
Barclays Bank PLC	18,782	—	—	18,782
BNP Paribas SA	51,897	(22,796)	—	29,101
Brown Brothers Harriman & Co.	647	—	—	647
Citibank, N.A.	233,355	(233,355)	—	—
Credit Suisse International	23,722	(5,697)	—	18,025
Credit Suisse Securities (USA) LLC	21,447	(21,447)	—	—
Deutsche Bank AG	184,422	(184,422)	—	—
Goldman Sachs & Co.	315,158	(315,158)	—	—
Goldman Sachs International	41,895	(7,522)	—	34,373
HSBC Bank USA	11,292	(3,189)	—	8,103
JPMorgan Chase Bank, N.A.	63,342	(63,342)	—	—
Morgan Stanley & Co. Inc.	71,918	(71,918)	—	—
Morgan Stanley Capital Services, Inc.	35,916	(401)	—	35,515
UBS AG	70,684	(41,092)	—	29,592
Other Derivatives (C)	989,205	—	—	989,205
Total	$2,247,136	$(1,083,793)	$—	$1,163,343

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Allocation (continued):

Effect of Derivative Instruments in the Consolidated Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(142,280)	$(83,332)	$—	$(1,524,392)	$(1,750,004)
Net realized gain (loss) on futures contracts	—	—	—	(95,694)	(95,694)
Net realized gain (loss) on written options and swaptions	139,539	—	—	664,806	804,345
Net realized gain (loss) on swap agreements	22,592	—	(34,785)	(81,396)	(93,589)
Net realized gain (loss) on forward foreign currency contracts (B)	—	445,139	—	—	445,139
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(115,962)	47,607	—	821,858	753,503
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(788,349)	(788,349)
Net change in unrealized appreciation (depreciation) on written options and swaptions	45,939	—	—	293,457	339,396
Net change in unrealized appreciation (depreciation) on swap agreements	1,268	—	395	(24,407)	(22,744)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	(183,817)	—	—	(183,817)
Total	$(48,904)	$225,597	$(34,390)	$(734,117)	$(591,814)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Macro:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	12	17	15
Purchased options and swaptions	9	13	13
Written options and swaptions	4	17	17
Swap agreements	10	20	15
Forward foreign currency contracts	207	191	189

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Consolidated Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A)	$—	$3,296,379	$—	$3,296,379
Unrealized appreciation on futures contracts (B) (C)	573,576	—	1,092,919	1,666,495
Swap agreements, at value (C) (D)	1,117,581	—	420,657	1,538,238
Unrealized appreciation on forward foreign currency contracts	—	10,057,661	—	10,057,661
Total gross amount of assets (E)	$1,691,157	$13,354,040	$1,513,576	$16,558,773
Liability derivatives
Written options and swaptions, at value	$—	$(2,407,408)	$—	$(2,407,408)
Unrealized depreciation on futures contracts (B) (C)	(69,427)	—	(1,889,164)	(1,958,591)
Swap agreements, at value (C) (D)	(2,519,297)	—	—	(2,519,297)
Unrealized depreciation on forward foreign currency contracts	—	(9,822,311)	—	(9,822,311)
Total gross amount of liabilities (E)	$(2,588,724)	$(12,229,719)	$(1,889,164)	$(16,707,607)

(A)	Included within Investment securities, at value.
(B)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.
(C)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(D)	Includes value on OTC swap agreements as reported on the Consolidated Statements of Assets and Liabilities, as well as the value on centrally cleared swap agreements included in the variation margin receivable/payable on derivative financial instruments.
(E)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Macro (continued):

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Citibank, N.A.	$14,892,278	$(14,749,016)	$—	$143,262
Other Derivatives (C)	1,666,495	—	—	1,666,495
Total	$16,558,773	$(14,749,016)	$—	$1,809,757

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Citibank, N.A.	$14,749,016	$(14,749,016)	$—	$—
Other Derivatives (C)	1,958,591	—	—	1,958,591
Total	$16,707,607	$(14,749,016)	$—	$1,958,591

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Global Macro (continued):

Effect of Derivative Instruments in the Consolidated Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(372,196)	$(2,830,515)	$(28,998)	$—	$(3,231,709)
Net realized gain (loss) on futures contracts	8,573	—	(236,590)	175,444	(52,573)
Net realized gain (loss) on written options and swaptions	181,954	4,221,583	(221,788)	—	4,181,749
Net realized gain (loss) on swap agreements	(201,537)	—	36,956	—	(164,581)
Net realized gain (loss) on forward foreign currency contracts (B)	—	2,142,297	—	—	2,142,297
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	—	(1,165,706)	—	—	(1,165,706)
Net change in unrealized appreciation (depreciation) on futures contracts	1,361,300	—	(1,014,148)	—	347,152
Net change in unrealized appreciation (depreciation) on written options and swaptions	(112,116)	1,792,604	(54,924)	—	1,625,564
Net change in unrealized appreciation (depreciation) on swap agreements	(1,142,448)	—	420,657	—	(721,791)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	2,516,251	—	—	2,516,251
Total	$(276,470)	$6,676,514	$(1,098,835)	$175,444	$5,476,653

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Managed Futures Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at October 31, 2013	Ending number of positions at April 30, 2014	Average number of positions (A)
Futures contracts	203	197	174
Swap agreements	17	27	25
Forward foreign currency contracts	1,095	1,482	1,184

(A)	Calculated based on positions held at each month end during the current period.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Managed Futures Strategy (continued):

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Consolidated Statements of Assets and Liabilities as of April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$1,162,252	$—	$3,650,157	$2,922,150	$7,734,559
Swap agreements, at value (B) (C)	517,662	—	2,229,230	—	2,746,892
Unrealized appreciation on forward foreign currency contracts	—	12,761,749	—	—	12,761,749
Total gross amount of assets (D)	$1,679,914	$12,761,749	$5,879,387	$2,922,150	$23,243,200
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(607,982)	$—	$(422,300)	$(2,684,540)	$(3,714,822)
Swap agreements, at value (B) (C)	(219,758)	—	(519,245)	—	(739,003)
Unrealized depreciation on forward foreign currency contracts	—	(17,636,911)	—	—	(17,636,911)
Total gross amount of liabilities (D)	$(827,740)	$(17,636,911)	$(941,545)	$(2,684,540)	$(22,090,736)

(A)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes value on OTC swap agreements as reported on the Consolidated Statements of Assets and Liabilities, as well as the value on centrally cleared swap agreements included in the variation margin receivable/payable on derivative financial instruments.
(D)	The Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2014:

Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Bank of America	$872,469	$(275,265)	$—	$597,204
Barclays Bank PLC	1,874,423	(202,008)	—	1,672,415
Credit Suisse International	6,367,175	(6,367,175)	—	—
Royal Bank of Scotland plc	6,394,574	(6,394,574)	—	—
Other Derivatives (C)	7,734,559	—	—	7,734,559
Total	$23,243,200	$(13,239,022)	$—	$10,004,178

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 5. (continued)

Transamerica Managed Futures Strategy (continued):

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Consolidated Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Bank of America	$275,265	$(275,265)	$—	$—
Barclays Bank PLC	202,008	(202,008)	—	—
Credit Suisse International	8,808,367	(6,367,175)	—	2,441,192
Deutsche Bank AG	256,480	—	—	256,480
Merrill Lynch International	5,250	—	—	5,250
Royal Bank of Scotland plc	8,828,544	(6,394,574)	—	2,433,970
Other Derivatives (C)	3,714,822	—	—	3,714,822
Total	$22,090,736	$(13,239,022)	$—	$8,851,714

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Consolidated Statements of Operations for the period ended April 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(8,243,395)	$—	$4,640,252	$(1,675,197)	$(5,278,340)
Net realized gain (loss) on swap agreements	(5,452,239)	—	4,267,344	—	(1,184,895)
Net realized gain (loss) on forward foreign currency contracts (A)	—	10,772,811	—	—	10,772,811
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	1,242,377	—	(3,892,600)	(2,011,290)	(4,661,513)
Net change in unrealized appreciation (depreciation) on swap agreements	49,095	—	1,084,450	—	1,133,545
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	—	(27,659)	—	—	(27,659)
Total	$(12,404,162)	$10,745,152	$6,099,446	$(3,686,487)	$753,949

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations or Consolidated Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, post-October loss deferrals, paydown gain/loss, foreign capital gains tax, and return of capital distributions from underlying investments.

NOTE 7. BASIS FOR CONSOLIDATION

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Allocation, Ltd., Transamerica Cayman Global Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd., (each, a “Subsidiary”; collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following schedule reflects the net assets of the Subsidiaries as a percentage of the Funds’ net assets at April 30, 2014:

Fund Name	Subsidiary Name	Market Value	% of Net Assets
Transamerica Commodity Strategy	Transamerica Cayman Commodity Strategy, Ltd.	$17,380,627	21.25%
Transamerica Global Allocation	Transamerica Cayman Global Allocation, Ltd.	6,328,350	1.68
Transamerica Global Macro	Transamerica Cayman Global Macro, Ltd.	666,360	0.44
Transamerica Managed Futures Strategy	Transamerica Cayman Managed Futures, Ltd.	101,265,378	22.67

NOTE 8. SUBSEQUENT EVENTS

The Board of Trustees of Transamerica Funds has approved the liquidation and dissolution of Transamerica International, Transamerica Real Return TIPS, Transamerica Select Equity, Transamerica Value and Transamerica Global Allocation effective on or about July 31, 2014.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA INTERMEDIATE BOND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on October 16 & 17, 2013, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Intermediate Bond (“Intermediate Bond”) as a new series of Transamerica Funds. The Board then reviewed and considered the proposed investment advisory agreement between Intermediate Bond and Transamerica Asset Management, Inc. (“TAM”), and the proposed sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) for Intermediate Bond to determine whether each such agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In reaching their decision the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board considered the proposed investment approach for Intermediate Bond; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and AUIM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of AUIM. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for Intermediate Bond. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser.

Based on these considerations, the Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of Intermediate Bond’s operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of Intermediate Bond. Intermediate Bond is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by AUIM with substantially similar investment objectives and strategies as Intermediate Bond. The historical performance contained one-, three-, five-, and ten-year performance periods of the strategy, as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts generally compared favorably to that of the benchmark and peer group medians for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of Intermediate Bond’s proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of Intermediate Bond, including information comparing the management fee and total expense ratio of Intermediate Bond to the management fees and total expense ratios of other investment companies in Lipper and Morningstar peer universes. The Board also considered the fee to be charged by AUIM for sub-advisory services as well as the portion of Intermediate Bond’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that in total, the advisory fees incurred by shareholders are below the Lipper Leveraged Loan peer group median and in line with the Morningstar Bank Loan median on an asset-weighted basis. The Board also noted that total expenses are above the medians of the Lipper Leveraged Loan and Morningstar peer groups. The Board further noted that TAM proposed to enter into an expense limitation arrangement with Intermediate Bond, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and AUIM under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. Intermediate Bond was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Intermediate Bond by TAM and its affiliates. The Board noted that TAM and AUIM are affiliates, and that information about AUIM’s revenues and expenses was incorporated into the analysis of the anticipated impact of the new series on TAM’s profitability. As a result, the Board principally considered profitability information for TAM and AUIM in the aggregate. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Intermediate Bond was not anticipated to be excessive.

Transamerica Funds	Semi-Annual Report 2014

TRANSAMERICA INTERMEDIATE BOND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as Intermediate Bond grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM‘s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Intermediate Bond. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for Intermediate Bond. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether Intermediate Bond has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Benefits to TAM, its affiliates, or AUIM from their relationship with Intermediate Bond. The Board considered any other benefits derived by TAM, its affiliates, and AUIM from their relationships with Intermediate Bond. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with Intermediate Bond, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of Intermediate Bond and its investment strategy and noted that TAM believes that Intermediate Bond would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Intermediate Bond in a professional manner that is consistent with the best interests of Intermediate Bond and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Intermediate Bond.

Transamerica Funds	Semi-Annual Report 2014

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2014

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2014

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	N/A

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Not applicable.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable.

(b)	A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)
Date: June 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)
Date: June 24, 2014

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date: June 24, 2014

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer